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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03153

                        FRANK RUSSELL INVESTMENT COMPANY

               (Exact name of registrant as specified in charter)

                      909 A STREET, TACOMA WASHINGTON 98402
               (Address of principal executive offices) (Zip code)

                       GREG J. LYONS, ASSISTANT SECRETARY
                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A STREET
                            TACOMA, WASHINGTON 98402

--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  253-572-9500
Date of fiscal year end:   OCTOBER 31
Date of reporting period:  May 1, 2005 to July 31, 2005


ITEM 1. SCHEDULE OF INVESTMENTS

                                                FRANK RUSSELL INVESTMENT COMPANY

RUSSELL FUNDS


2005 QUARTERLY REPORT


CLASS C, E, AND S SHARES


DIVERSIFIED EQUITY FUND

SPECIAL GROWTH FUND

QUANTITATIVE EQUITY FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

TAX EXEMPT BOND FUND

TAX-MANAGED LARGE CAP FUND

TAX-MANAGED MID & SMALL CAP FUND


CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND





JULY 31, 2005

                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                                 Russell Funds

                                Quarterly Report

                           July 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Diversified Equity Fund..............................................         3

Special Growth Fund..................................................         8

Quantitative Equity Fund.............................................        20

International Securities Fund........................................        26

Emerging Markets Fund................................................        44

Real Estate Securities Fund..........................................        53

Short Duration Bond Fund.............................................        55

Diversified Bond Fund................................................        67

Multistrategy Bond Fund..............................................        85

Tax Exempt Bond Fund.................................................       109

Tax-Managed Large Cap Fund...........................................       120

Tax-Managed Mid & Small Cap Fund.....................................       124

Select Growth Fund...................................................       132

Select Value Fund....................................................       137

Notes to Schedules of Investments....................................       142

Notes to Quarterly Report............................................       143

Shareholder Requests for Additional Information......................       156

Frank Russell Investment Company - Russell Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 93.9%
Auto and Transportation - 2.9%
American Axle & Manufacturing Holdings, Inc.           25,700             708
Autoliv, Inc.                                          17,700             789
BorgWarner, Inc.                                       11,900             692
Burlington Northern Santa Fe Corp.                    166,757           9,047
Cooper Tire & Rubber Co.                               26,000             523
CSX Corp.                                             496,800          22,624
Dana Corp.                                             67,800           1,065
FedEx Corp.                                           103,306           8,687
General Motors Corp.                                   51,400           1,893
Honda Motor Co., Ltd. - ADR                           169,075           4,357
Magna International, Inc. Class A                       5,600             432
Navistar International Corp. (AE)                     157,200           5,368
Norfolk Southern Corp.                                240,100           8,934
Southwest Airlines Co.                                136,850           1,942
Swift Transportation Co., Inc. (AE)                    59,950           1,318
Union Pacific Corp.                                    10,626             747
United Parcel Service, Inc. Class B                    70,900           5,174
Visteon Corp.                                         307,450           2,736
                                                                 ------------
                                                                       77,036
                                                                 ------------

Consumer Discretionary - 15.5%
Accenture, Ltd. Class A (AE)(N)                       283,310           7,094
aQuantive, Inc. (AE)(N)                                81,300           1,533
Bed Bath & Beyond, Inc. (AE)                          198,300           9,102
Best Buy Co., Inc.                                    124,600           9,544
Carnival Corp.                                        277,500          14,541
Cendant Corp.                                         597,650          12,766
Chico's FAS, Inc. (AE)                                100,850           4,045
Circuit City Stores, Inc.                              39,200             715
Coach, Inc. (AE)                                      112,080           3,935
Cogent, Inc. (AE)                                      62,500           1,879
Convergys Corp. (AE)                                   17,700             258
Dick's Sporting Goods, Inc. (AE)                       60,200           2,391
Eastman Kodak Co.                                      45,900           1,227
eBay, Inc. (AE)                                       165,600           6,919
Electronic Arts, Inc. (AE)                             93,450           5,383
Estee Lauder Cos., Inc. (The) Class A                 117,200           4,587
Fisher Scientific International, Inc. (AE)             73,000           4,895
Foot Locker, Inc.                                      44,700           1,118
Four Seasons Hotels, Inc.                              55,788           3,710
Gannett Co., Inc.                                       8,700             635
Gap, Inc. (The)                                       362,330           7,649
Gillette Co. (The)                                    207,500          11,137
Google, Inc. Class A (AE)                              95,787          27,564
GTECH Holdings Corp.                                   28,300             848
Harman International Industries, Inc.                  17,144           1,474
Hilton Hotels Corp.                                    60,600           1,500
Home Depot, Inc.                                      140,000           6,091
Interpublic Group of Cos.,
   Inc. (The) (AE)                                     67,000             838

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JC Penney Co., Inc. Holding Co.                       340,900          19,138
Jones Apparel Group, Inc.                              23,600             721
Kimberly-Clark Corp.                                   96,840           6,175
Kohl's Corp. (AE)                                     326,450          18,395
Liberty Media Corp. Class A (AE)                      630,250           5,540
Limited Brands, Inc.                                   45,400           1,107
Linens 'N Things, Inc. (AE)                            49,600           1,302
Liz Claiborne, Inc.                                    18,000             749
Lowe's Cos., Inc.                                     195,929          12,974
Marriott International, Inc. Class A                   43,290           2,964
Marvel Enterprises, Inc. (AE)(N)                       82,600           1,602
Mattel, Inc.                                           26,000             485
McDonald's Corp.                                      984,000          30,671
MGM Mirage (AE)                                       174,208           7,918
Newell Rubbermaid, Inc.                               114,900           2,858
Nike, Inc. Class B                                    157,038          13,160
Nordstrom, Inc.                                       101,700           3,764
Office Depot, Inc. (AE)                               175,900           4,992
Omnicom Group                                          70,900           6,017
PETsMART, Inc.                                         44,300           1,318
Reebok International, Ltd.                              6,200             262
Regal Entertainment Group Class A                      68,700           1,327
Royal Caribbean Cruises, Ltd. (N)                     217,402           9,881
RR Donnelley & Sons Co.                               244,250           8,805
Sears Holdings Corp. (AE)                              16,900           2,606
Sirius Satellite Radio, Inc. (AE)(N)                  437,450           2,983
Starbucks Corp. (AE)                                   95,137           4,999
Starwood Hotels & Resorts Worldwide, Inc. (o)         176,250          11,160
Target Corp.                                          101,274           5,950
Tech Data Corp. (AE)                                   16,800             652
Time Warner, Inc. (AE)                                536,150           9,125
Urban Outfitters, Inc. (AE)                            38,600           2,343
VeriSign, Inc. (AE)                                    78,900           2,076
VF Corp.                                               17,200           1,015
Viacom, Inc. Class B                                  221,580           7,421
Wal-Mart Stores, Inc.                                 171,000           8,439
Walt Disney Co.                                       421,770          10,814
Waste Management, Inc.                                211,800           5,956
Wynn Resorts, Ltd. (AE)                                54,973           3,095
XM Satellite Radio Holdings, Inc. Class A (AE)         66,300           2,362
Yahoo!, Inc. (AE)                                     223,150           7,440
Yum! Brands, Inc.                                     129,343           6,771
                                                                 ------------
                                                                      410,710
                                                                 ------------

Consumer Staples - 6.9%
Altria Group, Inc. (N)                                549,900          36,821
Campbell Soup Co.                                      84,600           2,610
Coca-Cola Co. (The)                                   159,600           6,984
Colgate-Palmolive Co.                                 163,700           8,666
CVS Corp.                                             312,111           9,685
Dean Foods Co. (AE)                                    49,100           1,753

                                                      Diversified Equity Fund  3

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kellogg Co.                                           140,620           6,372
Kroger Co. (The) (AE)                                  83,600           1,659
PepsiCo, Inc.                                         805,810          43,941
Procter & Gamble Co.                                  775,526          43,143
Reynolds American, Inc.                                18,200           1,516
Safeway, Inc.                                          24,600             598
Sara Lee Corp.                                         51,500           1,026
Smithfield Foods, Inc. (AE)                            10,150             265
Sysco Corp.                                           142,330           5,132
Unilever NV                                             6,300             422
UST, Inc.                                              24,700           1,137
Walgreen Co.                                          108,564           5,196
Whole Foods Market, Inc.                               31,500           4,300
                                                                 ------------
                                                                      181,226
                                                                 ------------

Financial Services - 15.9%
ACE, Ltd.                                               8,000             370
Allstate Corp. (The)                                  162,500           9,955
American Express Co.                                  304,580          16,752
American International Group, Inc.                    243,105          14,635
Aon Corp.                                             189,250           4,815
Astoria Financial Corp.                                28,350             792
Automatic Data Processing, Inc.                        54,600           2,425
Bank of America Corp.                               1,089,090          47,484
Bank of New York Co., Inc. (The)                       24,700             760
BB&T Corp.                                             18,500             774
Capital One Financial Corp.                            92,500           7,631
Chicago Mercantile Exchange                            25,052           7,542
Chubb Corp.                                            19,500           1,732
Citigroup, Inc.                                       884,913          38,494
Comerica, Inc.                                         23,100           1,411
Commerce Bancorp, Inc.                                 64,000           2,172
Countrywide Financial Corp.                           234,766           8,452
Deluxe Corp.                                           16,000             640
Equity Residential (o)                                 34,500           1,394
Fannie Mae                                            275,520          15,391
Federated Investors, Inc. Class B                      22,300             712
Freddie Mac                                           110,350           6,983
Genworth Financial, Inc. Class A                      135,950           4,263
Goldman Sachs Group, Inc.                             248,960          26,758
Hartford Financial Services Group, Inc.               255,520          20,587
Host Marriott Corp. (o)                                38,650             721
Hudson City Bancorp, Inc.                              82,400             975
Huntington Bancshares, Inc.                            44,600           1,112
iShares Russell 1000 Value Index Fund                  30,800           2,116
JPMorgan Chase & Co.                                  972,123          34,160
KeyCorp                                                48,100           1,647
Lehman Brothers Holdings, Inc.                         79,911           8,401
Lincoln National Corp.                                142,200           6,868
Loews Corp.                                            41,350           3,458
MBIA, Inc.                                              9,800             595
MBNA Corp.                                            252,200           6,345

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              75,500           4,438
Metlife, Inc. (N)                                     241,950          11,889
MGIC Investment Corp.                                  14,400             988
Morgan Stanley                                        118,500           6,286
National City Corp.                                    59,740           2,205
North Fork Bancorporation, Inc.                        44,500           1,219
PartnerRe, Ltd. (N)                                     8,300             538
Paychex, Inc.                                         153,500           5,359
PMI Group, Inc. (The)                                  10,750             440
PNC Financial Services Group, Inc.                    119,760           6,565
Prudential Financial, Inc.                             78,000           5,218
RenaissanceRe Holdings, Ltd. (N)                       12,000             539
SLM Corp.                                             212,484          10,941
St. Paul Travelers Cos., Inc. (The)                   399,270          17,576
SunTrust Banks, Inc.                                  118,540           8,620
T Rowe Price Group, Inc.                               50,930           3,379
Trizec Properties, Inc. (o)                           135,150           2,969
UBS AG                                                 51,839           4,249
UCBH Holdings, Inc. (N)                                54,694             999
UnumProvident Corp.                                    59,400           1,138
US Bancorp                                             12,756             384
Wachovia Corp.                                         81,400           4,101
Waddell & Reed Financial, Inc. Class A                 23,450             456
Washington Mutual, Inc.                               108,530           4,610
Wells Fargo & Co.                                     112,784           6,918
XL Capital, Ltd. Class A                                5,000             359
                                                                 ------------
                                                                      421,705
                                                                 ------------

Health Care - 13.9%
Abbott Laboratories                                   228,420          10,651
Aetna, Inc.                                            42,600           3,297
AmerisourceBergen Corp.                                42,550           3,055
Amgen, Inc. (AE)                                      522,427          41,664
Bausch & Lomb, Inc.                                    28,500           2,413
Bristol-Myers Squibb Co.                               64,500           1,611
Cardinal Health, Inc.                                  91,600           5,458
Caremark Rx, Inc. (AE)                                251,770          11,224
CR Bard, Inc.                                          48,670           3,251
DaVita, Inc. (AE)                                      41,300           1,951
Eli Lilly & Co.                                       189,100          10,650
Genentech, Inc. (AE)                                  512,841          45,812
Genzyme Corp. (AE)                                     18,974           1,412
Gilead Sciences, Inc. (AE)                            127,790           5,726
HCA, Inc.                                              13,300             655
Health Net, Inc. (AE)                                 105,300           4,086
Human Genome Sciences, Inc. (AE)                       94,600           1,386
IVAX Corp. (AE)                                       126,000           3,210
Johnson & Johnson                                     850,291          54,385
Kinetic Concepts, Inc. (AE)                            38,300           2,297
McKesson Corp.                                        120,800           5,436
Medco Health Solutions, Inc. (AE)                     112,500           5,449
MedImmune, Inc. (AE)                                  130,700           3,713

 4  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medtronic, Inc.                                       393,485          21,225
Merck & Co., Inc.                                     181,310           5,631
Novartis AG - ADR                                     177,200           8,631
Omnicare, Inc.                                         27,100           1,249
PacifiCare Health Systems, Inc. (AE)                   16,269           1,240
Pfizer, Inc.                                          550,800          14,596
Quest Diagnostics, Inc.                                64,682           3,321
Sanofi-Aventis - ADR                                  274,636          11,892
Schering-Plough Corp.                                 205,700           4,283
Sepracor, Inc. (AE)                                    42,220           2,210
St. Jude Medical, Inc. (AE)                           117,700           5,580
Stryker Corp.                                          90,500           4,895
Tenet Healthcare Corp. (AE)                           206,250           2,504
Triad Hospitals, Inc. (AE)                             37,250           1,850
UnitedHealth Group, Inc.                              451,840          23,631
Valeant Pharmaceuticals International (N)              54,700           1,079
WellPoint, Inc. (AE)                                   94,040           6,652
Wyeth                                                 193,630           8,859
Zimmer Holdings, Inc. (AE)                            120,145           9,895
                                                                 ------------
                                                                      368,015
                                                                 ------------

Integrated Oils - 5.2%
Amerada Hess Corp.                                      9,300           1,096
BP PLC - ADR                                           99,390           6,548
Chevron Corp.                                          94,184           5,463
ConocoPhillips (N)                                    705,872          44,180
Exxon Mobil Corp.                                     436,330          25,634
Marathon Oil Corp.                                    193,519          11,294
Occidental Petroleum Corp.                            313,500          25,795
Suncor Energy, Inc.                                   118,300           5,785
Total SA - ADR                                         41,310           5,164
Unocal Corp.                                           80,970           5,251
                                                                 ------------
                                                                      136,210
                                                                 ------------

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.                         78,740           4,705
Archer-Daniels-Midland Co.                            239,995           5,505
BASF AG - ADR                                          95,100           6,733
Bayer AG - ADR                                         54,620           1,949
Bemis Co.                                              11,000             297
Bowater, Inc.                                          41,900           1,417
Bunge, Ltd.                                            12,800             786
Cemex SA de CV - ADR                                   52,300           2,466
Ceradyne, Inc. (AE)                                    51,300           1,635
Cia Vale do Rio Doce Class A                           64,170           2,089
Corn Products International, Inc.                     187,200           4,506
Dow Chemical Co. (The)                                129,480           6,209
Eastman Chemical Co.                                   12,100             670
EI Du Pont de Nemours & Co.                            87,435           3,732
Freeport-McMoRan Copper & Gold, Inc. Class B           24,500             987
Hercules, Inc. (AE)                                    26,800             375

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Hughes Supply, Inc.                                    73,650           2,093
International Paper Co.                               273,590           8,645
Lubrizol Corp.                                         22,100             972
Lyondell Chemical Co.                                  55,250           1,544
Martin Marietta Materials, Inc.                         5,300             385
Masco Corp.                                           150,020           5,087
Monsanto Co.                                           63,100           4,251
Mosaic Co. (The) (AE)                                 350,950           6,107
Pactiv Corp. (AE)                                      35,050             772
PPG Industries, Inc.                                   89,690           5,833
Smurfit-Stone Container Corp. (AE)                     51,200             621
Sonoco Products Co.                                    25,900             720
St. Joe Co. (The)                                      46,526           3,787
Syngenta AG - ADR                                     227,480           4,732
United States Steel Corp.                              24,500           1,045
                                                                 ------------
                                                                       90,655
                                                                 ------------

Miscellaneous - 4.0%
3M Co.                                                107,100           8,032
ABB, Ltd. - ADR (AE)                                   64,300             438
Eaton Corp.                                            19,700           1,287
Fortune Brands, Inc.                                   25,170           2,380
General Electric Co.                                1,683,614          58,085
Honeywell International, Inc.                         266,000          10,448
ITT Industries, Inc.                                   23,700           2,522
Johnson Controls, Inc.                                 49,400           2,838
SPX Corp.                                              15,500             758
Textron, Inc.                                          17,100           1,268
Tyco International, Ltd.                              553,300          16,859
                                                                 ------------
                                                                      104,915
                                                                 ------------

Other Energy - 3.4%
Anadarko Petroleum Corp.                                4,200             371
Apache Corp.                                           93,300           6,382
Baker Hughes, Inc.                                     23,600           1,334
Burlington Resources, Inc.                              6,900             442
Canadian Natural Resources, Ltd.                       12,232             509
Devon Energy Corp.                                     74,990           4,206
Diamond Offshore Drilling, Inc. (N)                    16,850             961
El Paso Corp.                                         107,200           1,286
ENSCO International, Inc.                              24,200             977
EOG Resources, Inc.                                    83,070           5,076
GlobalSantaFe Corp.                                    15,500             697
Halliburton Co.                                       476,250          26,694
National-Oilwell Varco, Inc. (AE)                      37,600           1,968
Newfield Exploration Co. (AE)                          50,400           2,142
Noble Corp.                                            10,300             692
NRG Energy, Inc. (AE)                                  71,000           2,723
Peabody Energy Corp.                                   41,580           2,733
Premcor, Inc.                                          57,400           4,399
Pride International, Inc. (AE)                         16,200             422
Reliant Energy, Inc. (AE)                             665,250           8,821
Schlumberger, Ltd.                                    139,000          11,640

                                                      Diversified Equity Fund  5

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Williams Cos., Inc.                                    94,000           1,997
XTO Energy, Inc.                                      101,500           3,562
                                                                 ------------
                                                                       90,034
                                                                 ------------

Producer Durables - 6.5%
Agilent Technologies, Inc. (AE)                        97,300           2,553
Applied Materials, Inc.                               289,980           5,353
Boeing Co.                                            490,320          32,366
Caterpillar, Inc.                                     396,790          21,391
Cooper Industries, Ltd. Class A                         3,700             239
Deere & Co.                                           400,500          29,449
DR Horton, Inc.                                        63,000           2,588
Empresa Brasileira de Aeronautica SA - ADR             11,650             377
Goodrich Corp.                                         65,420           2,894
Herman Miller, Inc.                                    57,100           1,823
Hubbell, Inc. Class B                                  11,000             499
Illinois Tool Works, Inc.                             109,200           9,353
Ingersoll-Rand Co. Class A                              8,000             625
Joy Global, Inc.                                       62,700           2,575
KB Home                                                42,141           3,452
Lennar Corp. Class A                                   77,226           5,195
Lockheed Martin Corp.                                 211,350          13,188
MDC Holdings, Inc.                                     39,475           3,372
Northrop Grumman Corp.                                163,460           9,064
Pitney Bowes, Inc.                                     12,000             535
Pulte Homes, Inc.                                       4,200             393
Roper Industries, Inc.                                 31,000           2,379
Teradyne, Inc. (AE)                                   166,050           2,579
Thermo Electron Corp. (AE)                            206,600           6,169
Toll Brothers, Inc. (AE)                               35,148           1,948
United Technologies Corp.                             190,561           9,662
WW Grainger, Inc.                                      26,300           1,639
                                                                 ------------
                                                                      171,660
                                                                 ------------
Technology - 11.8%
ADC Telecommunications, Inc. (AE)                      33,357             872
Adobe Systems, Inc.                                    34,889           1,034
Agere Systems, Inc. (AE)(N)                            39,200             439
Akamai Technologies, Inc. (AE)                        156,300           2,387
Altera Corp. (AE)                                     124,400           2,721
Alvarion, Ltd. (AE)(N)                                116,500           1,109
Apple Computer, Inc. (AE)                              60,300           2,572
Arrow Electronics, Inc. (AE)                           58,300           1,750
AU Optronics Corp. - ADR (AE)                         156,284           2,478
Avnet, Inc. (AE)                                      192,800           5,047
BearingPoint, Inc. (AE)                               416,150           3,417
Broadcom Corp. Class A (AE)                           201,650           8,625
Celestica, Inc. (AE)                                  113,850           1,326
Cisco Systems, Inc. (AE)                              286,700           5,490
Comverse Technology, Inc. (AE)                        129,140           3,266
Corning, Inc. (AE)                                    208,570           3,973
Dell, Inc. (AE)                                       275,210          11,138

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Electronic Data Systems Corp.                          40,500             833
EMC Corp. (AE)                                        260,460           3,566
Flextronics International, Ltd. (AE)                   24,000             325
General Dynamics Corp.                                 57,021           6,568
Hewlett-Packard Co.                                   627,270          15,443
Ingram Micro, Inc. Class A (AE)                        16,200             302
Intel Corp.                                           457,180          12,408
International Business Machines Corp.                 107,000           8,930
Juniper Networks, Inc. (AE)                           767,290          18,407
L-3 Communications Holdings, Inc.                      76,800           6,008
LG.Philips LCD Co., Ltd. - ADR (AE)                    20,200             465
Lucent Technologies, Inc. (AE)                         77,000             226
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             57,700           1,492
Macrovision Corp. (AE)                                 58,900           1,286
Marvell Technology Group, Ltd. (AE)                    63,640           2,780
Maxim Integrated Products, Inc. (N)                   417,500          17,481
Microsoft Corp.                                     2,303,898          59,003
Motorola, Inc.                                        719,752          15,244
National Semiconductor Corp.                          192,600           4,759
NVIDIA Corp. (AE)(N)                                  131,400           3,556
Oracle Corp. (AE)                                   1,847,870          25,094
PerkinElmer, Inc.                                     121,600           2,551
Qualcomm, Inc.                                        418,684          16,534
Research In Motion, Ltd. (AE)                          30,700           2,169
Rockwell Automation, Inc.                              82,700           4,260
SanDisk Corp. (AE)                                     87,600           2,963
Sanmina-SCI Corp. (AE)                                981,250           4,690
Seagate Technology, Inc. (AE)                           9,200              --
Silicon Image, Inc. (AE)                              121,100           1,431
Solectron Corp. (AE)                                  119,500             459
Tellabs, Inc. (AE)                                     22,800             222
Texas Instruments, Inc.                               500,050          15,882
Unisys Corp. (AE)                                      40,700             263
                                                                 ------------
                                                                      313,244
                                                                 ------------

Utilities - 4.5%
Alltel Corp.                                           13,700             911
America Movil SA de CV Class L                         90,000           2,003
American Electric Power Co., Inc.                      12,500             484
BellSouth Corp.                                       490,650          13,542
Comcast Corp. Class A (AE)                            303,473           9,326
Dominion Resources, Inc.                               82,620           6,102
DTE Energy Co.                                         14,700             691
Edison International                                    6,600             270
Entergy Corp.                                          87,700           6,835
Exelon Corp.                                           20,600           1,102
Liberty Global, Inc. Class A (AE)                     117,897           5,593
Pepco Holdings, Inc.                                    9,800             234
Progress Energy, Inc.                                  13,900             620
Progress Energy, Inc. - CVO                             5,500               1
Puget Energy, Inc.                                      7,000             164
Questar Corp.                                          41,050           2,881

 6  Diversified Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc.                               97,047           2,373
Sempra Energy                                          33,200           1,411
Sprint Corp.                                        1,486,150          39,977
Telephone & Data Systems, Inc.                         33,200           1,323
Telephone & Data Systems, Inc. Special shares          51,850           1,981
TXU Corp.                                             117,379          10,170
Verizon Communications, Inc. (N)                      296,750          10,158
Wisconsin Energy Corp.                                 10,200             410
                                                                 ------------
                                                                      118,562
                                                                 ------------
TOTAL COMMON STOCKS
(cost $2,121,499)                                                   2,483,972
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%
Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                    946             259
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $551)                                                               259
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund                              147,175,926         147,176
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                 10,000           9,963
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $157,139)                                                       157,139
                                                                 ------------
OTHER SECURITIES - 4.3%
Frank Russell Investment Company
   Money Market Fund (X)                           39,127,817          39,128
State Street Securities Lending Quality Trust
   (X)                                             72,973,665          72,973
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $112,101)                                                       112,101

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
                                                                 ------------

TOTAL INVESTMENTS - 104.1%
(identified cost $2,391,290)                                        2,753,471

OTHER ASSETS AND LIABILITIES,
NET - (4.1%)                                                         (109,186)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,644,285
                                                                 ============

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/05 (43)                              14,445                388

Russell 1000 Mini Index (CME)
   expiration date 09/05 (10)                                 672                 17

S&P 500 E-Mini Index (CME)
   expiration date 09/05 (718)                             44,401              1,148

S&P 500 Index (CME)
   expiration date 09/05 (202)                             62,458              1,060

S&P Midcap 400 Index (CME)
   expiration date 09/05 (111)                             40,107              2,479
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      5,092
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Diversified Equity Fund  7

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 94.6%
Auto and Transportation - 4.4%
ArvinMeritor, Inc.                                     45,200             862
Autoliv, Inc.                                          94,660           4,217
Aviall, Inc. (AE)                                      19,400             657
Celadon Group, Inc. (AE)                                9,600             191
CNF, Inc.                                              17,700             913
Dana Corp.                                            106,200           1,668
Delphi Corp.                                           54,700             290
DryShips, Inc. (N)                                     56,600             809
Dura Automotive Systems, Inc. Class A (AE)              9,100              43
Expeditors International Washington, Inc.              14,663             807
Forward Air Corp.                                      32,200           1,122
Frontier Airlines, Inc. (AE)                           18,600             228
General Maritime Corp. (N)                             28,200           1,100
Gentex Corp.                                           43,907             782
Grupo TMM SA - ADR Series A (AE)(N)                    75,900             279
Hayes Lemmerz International, Inc. (AE)                 26,000             204
HUB Group, Inc. Class A (AE)                            4,480             139
JB Hunt Transport Services, Inc.                       64,420           1,265
JetBlue Airways Corp. (AE)                             40,065             841
Kansas City Southern (AE)                              35,000             790
Laidlaw International, Inc.                            83,200           2,138
Marten Transport, Ltd. (AE)                             7,400             185
Navistar International Corp. (AE)                      26,300             898
Noble International, Ltd.                               2,000              54
Offshore Logistics, Inc. (AE)                          34,000           1,224
OMI Corp. (N)                                          60,000           1,082
Overnite Corp.                                         31,600           1,362
Overseas Shipholding Group, Inc.                       34,100           2,116
Pacer International, Inc. (AE)                         28,900             732
Polaris Industries, Inc.                               16,920             936
Republic Airways Holdings, Inc. (AE)                   18,500             252
SCS Transportation, Inc. (AE)                           8,600             156
Skywest, Inc.                                          31,100             645
Stolt-Nielsen SA - ADR                                 10,400             354
Swift Transportation Co., Inc. (AE)                    13,850             305
TBC Corp. (AE)                                          4,600             131
Teekay Shipping Corp. (N)                              26,000           1,196
Tenneco Automotive, Inc. (AE)                          48,773             920
TRW Automotive Holdings Corp. (AE)                     20,700             551
US Xpress Enterprises, Inc. Class A (AE)(N)             1,800              24
UTI Worldwide, Inc. (N)                                36,387           2,597
Visteon Corp. (N)                                     111,200             990
Wabtec Corp.                                          110,037           2,688
Werner Enterprises, Inc.                               30,100             571

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
World Air Holdings, Inc. (AE)                          34,100             429
Yellow Roadway Corp. (AE)                              58,700           3,106
                                                                 ------------
                                                                       42,849
                                                                 ------------

Consumer Discretionary - 19.0%
Abercrombie & Fitch Co. Class A                        25,200           1,816
ABM Industries, Inc.                                   15,200             298
Activision, Inc. (AE)                                  84,300           1,715
Adesa, Inc.                                            65,450           1,584
Administaff, Inc.                                       7,750             198
Advance Auto Parts, Inc. (AE)                          59,100           4,076
Advisory Board Co. (The) (AE)                          35,376           1,846
Advo, Inc.                                             25,185             885
Alderwoods Group, Inc. (AE)                            17,600             282
Alliance Gaming Corp. (AE)(N)                          46,500             712
American Eagle Outfitters, Inc.                        14,000             461
American Greetings Corp. Class A                       50,270           1,279
Ameristar Casinos, Inc.                                   100               3
AMN Healthcare Services, Inc. (AE)                    116,200           1,965
aQuantive, Inc. (AE)(N)                                43,500             820
Arbitron, Inc.                                         37,930           1,574
Asbury Automotive Group, Inc. (AE)                     13,750             234
Atari, Inc. (AE)                                       14,300              38
Banta Corp.                                            21,500           1,026
BJ's Restaurants, Inc. (AE)                             6,241             151
Borders Group, Inc.                                    53,800           1,335
Brightpoint, Inc. (AE)                                  7,500             182
Brink's Co. (The)                                      35,500           1,284
Brown Shoe Co., Inc.                                   14,200             560
Buckle, Inc. (The)                                      2,100              91
Burlington Coat Factory Warehouse Corp.                13,600             558
Cato Corp. (The) Class A                               19,050             403
Central European Distribution Corp. (AE)               56,400           2,105
Central Garden and Pet Co. (AE)                        22,200           1,114
Century Business Services, Inc. (AE)                    5,200              24
Charming Shoppes, Inc. (AE)                           182,200           2,137
Cheesecake Factory (The) (AE)                          22,223             795
Chemed Corp.                                           56,028           2,409
Children's Place Retail Stores, Inc. (The) (AE)         9,900             452
Choice Hotels International, Inc.                      20,540           1,362
ChoicePoint, Inc. (AE)                                 34,733           1,514
Circuit City Stores, Inc.                              88,092           1,608
Claire's Stores, Inc.                                  59,400           1,509

 8  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CNET Networks, Inc. (AE)                               29,100             373
CNS, Inc.                                              54,300           1,379
Cogent, Inc. (AE)(N)                                   28,800             866
Coldwater Creek, Inc. (AE)                              5,300             147
Consolidated Graphics, Inc. (AE)                        5,200             222
Convergys Corp. (AE)                                   81,320           1,183
Corinthian Colleges, Inc. (AE)                         52,000             714
Corporate Executive Board Co.                          51,400           4,147
Cosi, Inc. (AE)(N)                                     50,300             426
CoStar Group, Inc. (AE)(N)                             23,400           1,111
Courier Corp.                                           2,000              81
CRA International, Inc. (AE)(N)                        24,700           1,314
Cross Country Healthcare, Inc. (AE)                    73,300           1,447
Denny's Corp. (AE)                                    126,800             713
Design Within Reach, Inc. (AE)                         36,400             679
DeVry, Inc. (AE)                                       37,200             740
Dick's Sporting Goods, Inc. (AE)                       20,500             814
Dillard's, Inc. Class A                                27,200             622
Dolby Laboratories, Inc. Class A (AE)                  37,600             716
Dollar Thrifty Automotive Group (AE)                    5,950             186
Domino's Pizza, Inc.                                   38,750             970
Dress Barn, Inc. (AE)                                   9,600             234
Earthlink, Inc. (AE)                                   63,500             605
Eastern Co. (The)                                      40,025           1,001
Educate, Inc. (AE)                                     29,100             450
Education Management Corp. (AE)                       166,374           5,781
Electronics Boutique Holdings Corp. (AE)               17,800           1,151
Entercom Communications Corp. (AE)                     52,300           1,659
Entravision Communications Corp. Class A (AE)(N)       27,400             234
Ethan Allen Interiors, Inc.                            32,000           1,056
EZCORP, Inc. Class A (AE)                              16,000             270
Famous Dave's of America, Inc. (AE)                    49,200             483
Federated Department Stores, Inc.                      14,600           1,108
Finish Line, Inc. (The) Class A                        39,392             713
Forrester Research, Inc. (AE)                           8,700             172
FTI Consulting, Inc. (AE)                              33,500             807
Furniture Brands International, Inc.                   35,100             673
G&K Services, Inc. Class A                              6,600             263
Gemstar-TV Guide International, Inc. (AE)             241,100             743
Genesco, Inc. (AE)                                      1,200              45
Getty Images, Inc. (AE)                                47,290           3,819
Gildan Activewear, Inc. (AE)                           26,000             763
Group 1 Automotive, Inc. (AE)                           4,700             136
Handleman Co.                                          35,080             622
Harris Interactive, Inc. (AE)                          23,400              94
Hasbro, Inc.                                           84,800           1,861
Haverty Furniture Cos., Inc.                            9,100             122
Hearst-Argyle Television, Inc.                         97,090           2,434

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Heidrick & Struggles International, Inc. (AE)           6,900             207
Helen of Troy, Ltd. (AE)(N)                            42,830           1,004
Hewitt Associates, Inc. Class A (AE)(N)                24,131             670
Insight Enterprises, Inc. (AE)                         40,322             823
International Game Technology                          20,505             561
International Speedway Corp. Class A                   12,100             703
ITT Educational Services, Inc. (AE)                    23,800           1,220
Jack in the Box, Inc. (AE)                             42,680           1,624
Jakks Pacific, Inc. (AE)                                8,250             141
Jo-Ann Stores, Inc. (AE)                               25,300             696
Jones Apparel Group, Inc.                              38,800           1,186
La-Z-Boy, Inc.                                         93,400           1,249
Labor Ready, Inc. (AE)                                 42,550           1,009
Lamar Advertising Co. Class A (AE)                     58,600           2,579
Leapfrog Enterprises, Inc. (AE)(N)                     44,100             550
Lee Enterprises, Inc.                                  29,000           1,241
Life Time Fitness, Inc. (AE)(N)                        87,600           2,943
Lin TV Corp. Class A (AE)                              66,010             939
Lithia Motors, Inc. Class A                            17,220             536
Liz Claiborne, Inc.                                    29,000           1,207
LKQ Corp. (AE)                                         43,950           1,354
Lone Star Steakhouse & Saloon, Inc.                     5,100             153
Luby's, Inc. (AE)                                       3,500              49
Marcus Corp.                                           24,700             531
Marvel Enterprises, Inc. (AE)(N)                       46,000             892
MAXIMUS, Inc.                                          11,200             428
McClatchy Co. Class A                                  17,875           1,190
Media General, Inc. Class A                            13,300             911
Men's Wearhouse, Inc. (AE)                             38,200           1,374
Meredith Corp.                                         19,000             940
Mohawk Industries, Inc. (AE)                           20,200           1,774
Movado Group, Inc.                                      5,600             108
Movie Gallery, Inc.                                    22,970             576
MPS Group, Inc. (AE)                                   93,269           1,106
Nautilus Group, Inc. (N)                               54,800           1,527
Netease.com - ADR (AE)(N)                              14,400             847
Netratings, Inc. (AE)(N)                                9,500             144
Oakley, Inc.                                           50,400             941
Orient-Express Hotels, Ltd. Class A                   117,612           3,767
Pacific Sunwear of California, Inc. (AE)               88,700           2,163
Papa John's International, Inc. (AE)                   21,500             927
Payless Shoesource, Inc. (AE)                          47,400             920
PETsMART, Inc.                                         18,099             538
Phillips-Van Heusen Corp.                              28,200             956
Pier 1 Imports, Inc.                                   26,000             370
Playtex Products, Inc. (AE)                            61,300             653

                                                          Special Growth Fund  9

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Polo Ralph Lauren Corp.                                82,500           4,062
Pre-Paid Legal Services, Inc.                          20,510             969
Providence Service Corp. (The) (AE)                    48,800           1,315
Radio One, Inc. Class D (AE)(N)                        42,000             555
RC2 Corp. (AE)                                         28,100           1,147
Reebok International, Ltd.                             23,000             973
Regal Entertainment Group Class A                       5,150              99
Rent-A-Center, Inc. (AE)                               42,200             890
Rent-Way, Inc. (AE)(N)                                 64,600             629
Resources Connection, Inc. (AE)(N)                     99,075           2,972
Retail Ventures, Inc. (AE)(N)                           8,000             110
Rocky Shoes & Boots, Inc. (AE)                          4,100             118
RR Donnelley & Sons Co.                                50,691           1,827
Russell Corp.                                          22,400             424
Ryan's Restaurant Group, Inc. (AE)                    122,108           1,591
Sabre Holdings Corp. Class A                           39,800             764
Scholastic Corp. (AE)                                  13,100             484
Scientific Games Corp. Class A (AE)                    51,300           1,405
SCP Pool Corp.                                        107,500           3,917
Select Comfort Corp. (AE)                              29,900             637
Service Corp. International                           104,100             903
ServiceMaster Co. (The)                                54,800             753
Shoe Carnival, Inc. (AE)                                4,700             116
Skechers U.S.A., Inc. Class A (AE)                     11,600             191
Sonic Automotive, Inc.                                 26,100             608
Sourcecorp, Inc. (AE)                                   4,849             107
Speedway Motorsports, Inc.                              6,900             272
Sports Authority, Inc. (The) (AE)(N)                   54,000           1,717
Stage Stores, Inc. (AE)                                35,831           1,583
Stanley Furniture Co., Inc.                             8,900             255
Stanley Works (The)                                    29,400           1,439
Steinway Musical Instruments, Inc. (AE)                 2,500              74
Stewart Enterprises, Inc. Class A                      39,500             297
Strayer Education, Inc.                                11,570           1,139
Stride Rite Corp.                                      12,200             171
Tech Data Corp. (AE)                                   34,000           1,319
TeleTech Holdings, Inc. (AE)                           29,350             239
Tempur-Pedic International, Inc. (AE)(N)              169,216           2,912
Toro Co.                                                3,280             132
Tractor Supply Co. (AE)                                15,900             894
Trans World Entertainment, Corp. (AE)(N)               16,600             174
Trizetto Group, Inc. (The) (AE)                        45,500             732
True Religion Apparel, Inc. (AE)                       48,100             815
Tupperware Corp.                                       37,600             802
United Auto Group, Inc.                                19,000             672
United Stationers, Inc. (AE)                           13,100             679
USANA Health Sciences, Inc. (AE)(N)                    38,590           1,872
Vail Resorts, Inc. (AE)(N)                             22,100             628
Valassis Communications, Inc. (AE)                     15,300             605

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Volcom, Inc.                                            7,400             249
Volt Information Sciences, Inc. (AE)                    3,100              81
Washington Post, Inc. Class B                           1,230           1,093
WESCO International, Inc. (AE)                         20,100             685
West Corp. (AE)                                        55,700           2,227
Wet Seal, Inc. (The) Class A (AE)                      25,900             161
Wilsons The Leather Experts Inc. (AE)                  10,000              69
Wolverine World Wide, Inc.                             43,860             965
Yankee Candle Co., Inc.                                20,390             618
                                                                 ------------
                                                                      185,917
                                                                 ------------

Consumer Staples - 1.3%
7-Eleven, Inc. (AE)                                    15,800             535
Allion Healthcare, Inc. (AE)                           12,200             233
Boston Beer Co., Inc. Class A (AE)                      5,800             126
Chiquita Brands International, Inc.                    38,000           1,147
Coca-Cola Bottling Co. Consolidated                    19,077           1,004
Constellation Brands, Inc. Class A (AE)                50,600           1,387
Great Atlantic & Pacific Tea Co. (AE)                   9,900             284
Longs Drug Stores Corp.                                28,860           1,252
Molson Coors Brewing Co. Class B (N)                   45,700           2,865
Pathmark Stores, Inc. (AE)                             46,200             515
Pepsi Bottling Group, Inc.                             17,400             507
Pilgrim's Pride Corp.                                  16,400             621
Seaboard Corp.                                            600           1,031
Tootsie Roll Industries, Inc.                           8,003             250
Weis Markets, Inc.                                     34,100           1,391
                                                                 ------------
                                                                       13,148
                                                                 ------------

Financial Services - 17.4%
ACE Cash Express, Inc. (AE)                             9,700             228
Advent Software, Inc. (AE)                             82,600           1,985
Affiliated Managers Group, Inc. (AE)                   27,034           1,928
Alfa Corp.                                              6,200             102
Alliance Data Systems Corp. (AE)                      126,945           5,404
Allmerica Financial Corp. (AE)                         38,810           1,514
American Financial Group, Inc.                          6,790             230
American Home Mortgage Investment Corp. (o)            48,200           1,851
American Physicians Capital, Inc. (AE)                  7,800             311
AmeriCredit Corp. (AE)                                 62,560           1,672
AmerUs Group Co. (N)                                   14,020             723
Annaly Mortgage Management, Inc. (o)                    6,250             100
Anthracite Capital, Inc. (o)                           24,052             287
Anworth Mortgage Asset Corp.                           44,800             421

 10  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Apartment Investment & Management Co. Class A
   (o)                                                 22,100             972
Apollo Investment Corp.                                 5,000              90
Arbor Realty Trust, Inc. (o)                            7,200             222
Arden Realty, Inc. (o)                                 23,200             926
Aspen Insurance Holdings, Ltd.                         46,500           1,321
Associated Banc-Corp                                   35,075           1,195
Assured Guaranty, Ltd.                                 23,400             558
Astoria Financial Corp.                                 9,295             260
Axis Capital Holdings, Ltd.                            24,200             697
Bank of Hawaii Corp.                                   37,430           1,922
BankAtlantic Bancorp, Inc.
   Class A                                             30,600             549
Bear Stearns Cos., Inc. (The)                           8,600             878
Bimini Mortgage Management, Inc. Class A (o)            5,800              77
BISYS Group, Inc. (The) (AE)                          149,200           2,347
BOK Financial Corp.                                     6,479             315
Brandywine Realty Trust (o)                            12,500             405
Calamos Asset Management, Inc. Class A                  3,300              95
CapitalSource, Inc. (AE)(N)                           133,900           2,622
CarrAmerica Realty Corp. (o)                           16,900             656
Cathay General Bancorp                                 16,800             597
CB Richard Ellis Group, Inc. Class A (AE)              54,600           2,514
CBL & Associates Properties, Inc. (o)                  34,430           1,580
Central Pacific Financial Corp.                         6,820             249
CheckFree Corp. (AE)                                   48,800           1,652
CIT Group, Inc.                                        20,000             883
City National Corp.                                    16,900           1,235
CNA Surety Corp. (AE)                                  59,700             866
Colonial BancGroup, Inc. (The)                        116,500           2,711
Commerce Group, Inc.                                    7,900             493
Commercial Net Lease Realty (o)                        44,860             931
Community Bank System, Inc.                            40,200             967
CompuCredit Corp. (AE)(N)                               4,000             151
Conseco, Inc. (AE)                                     33,000             720
Correctional Properties Trust (o)                       3,100              93
Corus Bankshares, Inc.                                  3,100             194
Cousins Properties, Inc. (o)                           31,100           1,014
Crescent Real Estate Equities Co. (o)                  10,100             197
Dime Community Bancshares                              11,600             188
Downey Financial Corp.                                  8,755             678
Duke Realty Corp. (o)                                  78,300           2,659
EastGroup Properties, Inc. (o)                          8,800             382
eFunds Corp. (AE)                                      23,039             421
Entertainment Properties Trust (N)(o)                  10,500             478
Equifax, Inc.                                          26,900             979
Equity One, Inc. (o)                                   17,300             412
Fair Isaac Corp.                                       27,800           1,046

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
FelCor Lodging Trust, Inc. (AE)(N)(o)                  23,400             364
Fidelity Bankshares, Inc. (N)                           8,000             251
Fidelity National Financial, Inc.                      25,600           1,009
First American Corp.                                   47,200           2,074
First Marblehead Corp. (The) (AE)                      35,500           1,234
First Niagara Financial Group, Inc. (N)                55,400             816
FirstFed Financial Corp. (AE)                           4,530             283
FPIC Insurance Group, Inc. (AE)                        28,500             950
Fremont General Corp.                                  15,860             388
Fulton Financial Corp.                                 14,800             267
GATX Corp.                                             61,200           2,313
Glacier Bancorp, Inc. (N)                               3,900             111
Global Payments, Inc. (N)                              56,459           3,740
Hanmi Financial Corp.                                  26,500             503
Harleysville Group, Inc.                                1,400              31
Health Care Property Investors, Inc. (o)               38,740           1,079
Health Care REIT, Inc. (N)(o)                          31,500           1,232
HealthExtras, Inc. (AE)                               120,900           2,405
Heritage Property Investment Trust (o)                 16,800             625
Highland Hospitality Corp. (o)                         10,800             131
Highwoods Properties, Inc. (o)                         34,700           1,098
Horace Mann Educators Corp.                            10,000             200
Hospitality Properties Trust (o)                       19,900             884
HRPT Properties Trust (o)                             216,300           2,788
Independence Community Bank Corp.                      42,500           1,573
Infinity Property & Casualty Corp.                     18,200             645
Innkeepers USA Trust (o)                               30,700             472
Investment Technology Group, Inc. (AE)                 92,300           2,365
Investors Financial Services Corp.                     65,200           2,244
IPC Holdings, Ltd.                                     25,200           1,019
iStar Financial, Inc. (o)                              23,400           1,001
Jack Henry & Associates, Inc.                          89,800           1,730
Jefferies Group, Inc. (AE)                             32,400           1,339
Jones Lang LaSalle, Inc. (AE)                          24,000           1,182
Knight Capital Group, Inc. Class A (AE)                84,500             668
La Quinta Corp. (AE)(o)                               261,203           2,351
LandAmerica Financial Group, Inc.                      48,565           3,044
Lexington Corporate Properties Trust (o)               30,100             722
Luminent Mortgage Capital, Inc. (o)                    95,200           1,012
Macerich Co. (The) (o)                                 14,200             997
Mack-Cali Realty Corp. (o)                             36,800           1,763
Markel Corp. (AE)                                       7,500           2,520
McGrath Rentcorp                                       37,400             972
Mercantile Bankshares Corp.                             2,600             145
Mercury General Corp.                                   4,800             277

                                                         Special Growth Fund  11

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MeriStar Hospitality Corp. (AE)(o)(N)                  69,900             623
MFA Mortgage Investments, Inc. (o)(N)                  41,100             286
Mid-America Apartment Communities, Inc. (o)             9,300             448
MoneyGram International, Inc.                          25,700             541
Montpelier Re Holdings, Ltd. (N)                       34,500           1,239
Nasdaq Stock Market, Inc. (The) (AE)                   35,400             802
National Penn Bancshares, Inc.                          4,805             131
Nationwide Financial Services, Inc. Class A            18,800             744
NAVTEQ Corp. (AE)                                      31,500           1,385
New Century Financial Corp. (o)(N)                     17,750             930
NewAlliance Bancshares, Inc.                           29,500             426
Newcastle Investment Corp. (o)(N)                       5,500             170
North Fork Bancorporation, Inc.                        32,000             876
OceanFirst Financial Corp.                              4,200             100
Ohio Casualty Corp.                                    25,360             648
Old Republic International Corp.                       48,200           1,266
Omega Healthcare Investors, Inc. (o)                   11,900             166
Pacific Capital Bancorp (AE)(N)                        10,532             360
Partners Trust Financial Group, Inc. (N)                5,500              65
PFF Bancorp, Inc. (N)                                  11,140             345
Portfolio Recovery Associates, Inc. (AE)(N)            59,430           2,508
Primus Guaranty, Ltd. (AE)(N)                          62,000             843
ProAssurance Corp. (AE)                                39,979           1,717
Protective Life Corp.                                  33,700           1,468
Provident Bankshares Corp.                              7,276             247
Provident Financial Holdings                           33,431           1,001
Provident Financial Services, Inc. (N)                 24,600             434
PS Business Parks, Inc. (o)                             6,900             320
R&G Financial Corp. Class B                            35,200             556
Radian Group, Inc.                                     21,800           1,124
Raymond James Financial, Inc.                          34,200           1,021
Redwood Trust, Inc. (o)                                31,900           1,732
RenaissanceRe Holdings, Ltd.                           22,800           1,025
Republic Bancorp, Inc. Class A                         44,368             964
Rewards Network, Inc. (AE)                              6,900              36
Ryder System, Inc.                                     73,300           2,858
Saxon Capital, Inc. (AE)(N)(o)                         32,600             525
Senior Housing Properties Trust (o)                    57,570           1,135
Sky Financial Group, Inc.                               8,900             253
SL Green Realty Corp. (o)                               4,530             316
Southwest Bancorp, Inc.                                45,529           1,045
Sovereign Bancorp, Inc.                                43,000           1,032
Sovran Self Storage, Inc. (o)                          25,000           1,208
Stancorp Financial Group, Inc.                         31,610           2,729
State Auto Financial Corp.                              8,000             252
Sterling Bancshares, Inc.                              16,900             265
Sterling Financial Corp.                                1,400              31

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stewart Information Services Corp.                     31,850           1,499
Strategic Hotel Capital, Inc. (o)                      17,000             322
Sunstone Hotel Investors, Inc. (o)                     54,100           1,399
SVB Financial Group (AE)(N)                            24,200           1,242
TCF Financial Corp.                                    22,100             607
TD Banknorth, Inc.                                     33,248             990
Thornburg Mortgage, Inc. (o)                           34,400           1,021
Trizec Properties, Inc. (o)                            56,100           1,233
UCBH Holdings, Inc.                                    59,500           1,087
UICI                                                   18,800             580
UMB Financial Corp.                                     2,700             173
United Bankshares, Inc.                                 9,900             374
United Rentals, Inc. (AE)                              18,700             348
Universal American Financial Corp. (AE)                39,700             977
Universal Health Realty Income Trust (o)                4,200             148
W Holding Co., Inc.                                    76,860             822
Waddell & Reed Financial, Inc. Class A                 48,800             948
Webster Financial Corp.                                21,300           1,027
Whitney Holding Corp.                                  11,100             368
World Acceptance Corp. (AE)                               240               7
WR Berkley Corp.                                       78,835           2,951
Wright Express Corp. (AE)(N)                           61,800           1,297
Zenith National Insurance Corp.                        19,780           1,377
Zions Bancorporation                                   13,000             929
                                                                 ------------
                                                                      169,892
                                                                 ------------

Health Care - 12.3%
Accelrys, Inc. (AE)(N)                                 72,300             397
Alkermes, Inc. (AE)(N)                                 65,000           1,007
Alliance Imaging, Inc. (AE)                            38,500             395
Allied Healthcare International, Inc. (AE)             65,700             466
Allscripts Healthcare Solutions, Inc. (AE)(N)         114,558           1,944
Amedisys, Inc. (AE)                                    23,500             920
American Dental Partners, Inc. (AE)                    13,600             375
American Healthways, Inc. (AE)(N)                      51,900           2,313
American Medical Systems Holdings, Inc. (AE)            4,460             104
Anadys Pharmaceuticals, Inc. (AE)                      46,800             569
Applera Corp. - Celera Genomics Group (AE)            134,300           1,657
Apria Healthcare Group, Inc. (AE)                       3,380             114

 12  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Arthrocare Corp. (AE)                                  54,762           2,003
Bausch & Lomb, Inc.                                    17,400           1,473
Bio-Rad Laboratories, Inc. Class A (AE)                38,400           2,305
BioMarin Pharmaceuticals, Inc. (AE)(N)                 20,300             173
Biosite, Inc. (AE)                                      1,590              88
Centene Corp. (AE)(N)                                   7,620             223
Charles River Laboratories International, Inc.
   (AE)                                                44,600           2,172
Community Health Systems, Inc. (AE)                    63,180           2,439
Connetics Corp. (AE)                                   15,650             293
Cooper Cos., Inc.                                       6,329             435
Coventry Health Care, Inc. (AE)                         6,100             431
Cytyc Corp. (AE)                                       54,300           1,355
Dade Behring Holdings, Inc.                            11,000             834
DaVita, Inc. (AE)                                     147,437           6,965
Digene Corp. (AE)                                      34,000             989
DJ Orthopedics, Inc. (AE)                              45,900           1,126
Edwards Lifesciences Corp. (AE)                        47,500           2,179
Flamel Technologies SA - ADR (AE)                      13,800             274
Foxhollow Technologies, Inc. (AE)(N)                   55,300           2,836
Genesis HealthCare Corp. (AE)(N)                       59,700           2,685
Gentiva Health Services, Inc. (AE)(N)                  67,900           1,310
Haemonetics Corp. (AE)                                 24,600           1,039
Health Net, Inc. (AE)                                  31,200           1,211
HealthTronics, Inc. (AE)(N)                           183,300           2,361
Henry Schein, Inc. (AE)                                26,118           1,127
Hologic, Inc. (AE)                                     61,300           2,795
Human Genome Sciences, Inc. (AE)                       58,500             857
Idenix Pharmaceuticals, Inc. (AE)(N)                   10,722             273
IDX Systems Corp. (AE)                                 13,288             425
Immucor, Inc. (AE)                                     28,190             774
Intralase Corp. (AE)                                  107,750           2,247
Invitrogen Corp. (AE)                                  36,850           3,161
IRIS International, Inc. (AE)                          46,900             751
Kendle International, Inc. (AE)                        29,500             541
Kindred Healthcare, Inc. (AE)                          77,370           2,843
Kinetic Concepts, Inc. (AE)                             7,050             423
Kos Pharmaceuticals, Inc. (AE)                         17,701           1,266
Kyphon, Inc. (AE)                                      19,000             772
LHC Group, Inc. (AE)                                   14,500             255
Lifecore Biomedical, Inc. (AE)                         35,000             472
Lifeline Systems, Inc. (AE)                            38,500           1,320
LifePoint Hospitals, Inc. (AE)                          9,300             435
Lincare Holdings, Inc. (AE)                            84,595           3,413
Magellan Health Services, Inc. (AE)                   110,600           3,962
Matria Healthcare, Inc. (AE)                           60,150           2,126
Maxygen, Inc. (AE)                                      7,600              68
Medcath Corp. (AE)(N)                                  29,100             792
Medicis Pharmaceutical Corp. Class A                   26,560             901
MedImmune, Inc. (AE)                                   41,500           1,179
Mentor Corp.                                           23,440           1,166

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Myriad Genetics, Inc. (AE)(N)                          32,200             567
Nabi Biopharmaceuticals (AE)                          102,043           1,530
Neurocrine Biosciences, Inc. (AE)                      24,319           1,206
Orthofix International NV (AE)                         20,100             909
Parexel International Corp. (AE)                       26,800             532
Pediatrix Medical Group, Inc. (AE)                     31,300           2,454
Per-Se Technologies, Inc. (AE)                          4,200              97
Pharmacopeia Drug Discovery, Inc. (AE)(N)              46,950             191
PolyMedica Corp.                                       29,625           1,040
Radiation Therapy Services, Inc. (AE)                  15,500             405
Regeneron Pharmaceuticals, Inc. (AE)(N)                10,000              96
Res-Care, Inc. (AE)                                    13,300             197
Resmed, Inc. (AE)                                      18,727           1,255
Respironics, Inc. (AE)                                 74,330           2,817
Sepracor, Inc. (AE)                                     7,800             408
SFBC International, Inc. (AE)                          32,418           1,304
Sierra Health Services, Inc. (AE)                      21,460           1,447
Stericycle, Inc. (AE)                                  82,400           4,789
Steris Corp.                                           34,300             932
Sunrise Senior Living, Inc. (AE)(N)                     7,350             389
Sybron Dental Specialties, Inc. (AE)                   33,866           1,245
Symbion, Inc. (AE)                                      9,800             237
Symmetry Medical, Inc. (AE)                            42,700           1,064
Syneron Medical, Ltd. (AE)(N)                          32,600           1,257
Techne Corp. (AE)                                      22,100           1,084
Theravance, Inc. (AE)                                  19,180             403
Thoratec Corp. (AE)                                    42,000             694
United Surgical Partners International, Inc.
   (AE)                                                43,942           1,582
United Therapeutics Corp. (AE)(N)                      16,060             857
US Physical Therapy, Inc. (AE)                         24,100             440
Varian Medical Systems, Inc. (AE)                      30,356           1,192
VCA Antech, Inc. (AE)                                  77,000           1,828
Ventana Medical Systems, Inc. (AE)(N)                   9,580             412
Vertex Pharmaceuticals, Inc. (AE)(N)                   12,200             195
Viasys Healthcare, Inc. (AE)                              100               2
Watson Pharmaceuticals, Inc. (AE)                      70,900           2,368
Wright Medical Group, Inc. (AE)(N)                     35,995             931
                                                                 ------------
                                                                      120,160
                                                                 ------------

Industrials - 0.2%
AMB Property Corp. (o)                                 35,000           1,610
                                                                 ------------

                                                         Special Growth Fund  13

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Materials and Processing - 6.6%
Aceto Corp.                                            65,500             524
Agrium, Inc.                                           62,700           1,434
Airgas, Inc.                                           34,349           1,013
Albany International Corp. Class A                     10,500             368
AM Castle & Co. (AE)                                   83,700           1,273
Apogee Enterprises, Inc.                                7,900             125
Aptargroup, Inc.                                       15,400             768
Armor Holdings, Inc. (AE)                              16,610             679
Ball Corp.                                             32,500           1,233
Bluegreen Corp. (AE)                                    2,600              46
Brady Corp. Class A                                    19,200             657
Building Material Holding Corp.                        15,000           1,246
Cabot Corp.                                            30,300           1,048
Calgon Carbon Corp.                                    26,520             232
Cambrex Corp.                                          20,700             407
Chemtura Corp.                                         73,700           1,160
Chicago Bridge & Iron Co. NV                           16,825             470
Clarcor, Inc.                                          24,200             755
Comfort Systems USA, Inc. (AE)                         25,910             201
Commercial Metals Co.                                  44,900           1,290
Compass Minerals International, Inc.                    6,100             155
Constar International, Inc. (AE)                       48,500             176
Crown Holdings, Inc. (AE)                              67,900           1,072
Cytec Industries, Inc.                                 60,400           2,741
EMCOR Group, Inc. (AE)                                  5,200             268
Energizer Holdings, Inc. (AE)                          14,130             903
Engelhard Corp.                                        38,000           1,090
Exide Technologies (AE)                                54,200             268
FMC Corp. (AE)                                         13,000             786
Gold Kist, Inc. (AE)                                   22,700             463
Granite Construction, Inc.                             10,000             342
Greatbatch, Inc. (AE)                                   5,400             131
HB Fuller Co.                                           3,600             124
Hercules, Inc. (AE)                                   130,600           1,828
Illumina, Inc. (AE)                                    46,400             520
Insituform Technologies, Inc. Class A (AE)             74,000           1,424
Jacuzzi Brands, Inc. (AE)                              86,700             941
Lafarge North America, Inc.                            51,800           3,615
Louisiana-Pacific Corp.                                98,250           2,635
Lubrizol Corp.                                         14,500             638
Martin Marietta Materials, Inc.                        36,400           2,646
Mosaic Co. (The) (AE)                                  37,500             652
Mueller Industries, Inc.                               19,600             574
NewMarket Corp. (AE)                                    4,500              76
NS Group, Inc. (AE)                                    16,954             720
Octel Corp.                                             7,900             136
Olympic Steel, Inc. (AE)(N)                            47,915             767
OM Group, Inc. (AE)                                    32,000             750
Oregon Steel Mills, Inc. (AE)                          27,600             613

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pactiv Corp. (AE)                                      91,400           2,013
PolyOne Corp. (AE)                                     48,100             343
Precision Castparts Corp.                              11,000             990
Quanex Corp.                                           49,050           2,992
Quanta Services, Inc. (AE)                            213,900           2,250
Reliance Steel & Aluminum Co.                          10,900             509
RTI International Metals, Inc. (AE)                    20,500             706
Sealed Air Corp. (AE)                                  12,900             684
Steel Technologies, Inc.                               44,129             946
Symyx Technologies, Inc. (AE)(N)                       51,400           1,545
Terra Industries, Inc. (AE)                            68,300             574
Texas Industries, Inc.                                 17,850           1,314
Trammell Crow Co. (AE)                                  8,400             212
UAP Holding Corp.                                      22,700             440
Unifi, Inc. (AE)                                       44,500             193
United States Steel Corp.                              18,750             800
URS Corp. (AE)                                         29,814           1,117
USEC, Inc.                                             72,870           1,143
USG Corp. (AE)                                         47,290           2,312
Washington Group International, Inc. (AE)              21,568           1,163
Wellman, Inc.                                           8,700              73
                                                                 ------------
                                                                       64,302
                                                                 ------------

Miscellaneous - 0.7%
Brunswick Corp.                                        32,000           1,490
Johnson Controls, Inc.                                 16,500             948
Trinity Industries, Inc.                               42,000           1,556
Walter Industries, Inc.                                28,887           1,285
Wesco Financial Corp.                                   3,803           1,335
                                                                 ------------
                                                                        6,614
                                                                 ------------

Other Energy - 7.3%
Alliance Resource Partners, LP                          7,300             613
Alpha Natural Resources, Inc. (AE)                     23,500             658
Arch Coal, Inc.                                        14,553             828
Atlas Pipeline Partners, LP                            16,900             821
Berry Petroleum Co. Class A                             5,800             331
Cabot Oil & Gas Corp.                                  17,900             725
Cal Dive International, Inc. (AE)                      71,000           4,205
Consol Energy, Inc.                                    27,000           1,819
Cooper Cameron Corp. (AE)                              19,700           1,398
Core Laboratories NV (AE)                              43,530           1,402
Dawson Geophysical Co. (AE)                            33,811             870
Denbury Resources, Inc. (AE)                           82,800           3,875
Diamond Offshore Drilling, Inc.                        27,836           1,588

 14  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dril-Quip, Inc. (AE)                                    4,700             156
Dynegy, Inc. Class A (AE)                              91,600             509
Enbridge Energy Partners, LP (N)                       22,000           1,245
ENSCO International, Inc.                              36,200           1,462
Frontier Oil Corp.                                     50,200           1,407
Goodrich Petroleum Corp. (AE)                          15,000             329
Grant Prideco, Inc. (AE)                              103,862           3,334
Helmerich & Payne, Inc.                                 3,150             180
Houston Exploration Co. (AE)                           63,170           3,651
Input/Output, Inc. (AE)                                45,300             328
Lufkin Industries, Inc.                                   100               5
McMoRan Exploration Co. (AE)                           31,300             553
Nabors Industries, Ltd. (AE)                           14,205             930
National-Oilwell Varco, Inc. (AE)                      54,891           2,874
NRG Energy, Inc. (AE)                                  78,370           3,005
Oil States International, Inc. (AE)                    30,600             905
Patterson-UTI Energy, Inc.                             41,300           1,356
Precision Drilling Corp. (AE)                          19,892             837
Pride International, Inc. (AE)                         69,300           1,803
Quicksilver Resources, Inc. (AE)(N)                    33,300           1,411
Range Resources Corp. (N)                              68,020           2,077
Rowan Cos., Inc.                                       21,078             720
Smith International, Inc.                              17,000           1,155
Stone Energy Corp. (AE)                                14,800             787
Superior Energy Services, Inc. (AE)                     3,468              74
Swift Energy Co. (AE)                                  34,047           1,388
Talisman Energy, Inc.                                  28,655           1,251
TEPPCO Partners, LP                                    31,000           1,299
Tetra Technologies, Inc. (AE)                          24,959             995
Todco Class A (AE)(N)                                 202,854           6,230
Unit Corp. (AE)                                        16,830             799
Universal Compression Holdings, Inc. (AE)              81,830           3,318
Veritas DGC, Inc. (AE)                                 51,161           1,576
Vintage Petroleum, Inc.                                56,850           1,997
XTO Energy, Inc.                                       68,954           2,420
                                                                 ------------
                                                                       71,499
                                                                 ------------

Producer Durables - 6.5%
AGCO Corp. (AE)                                        51,500           1,066
American Tower Corp. Class A (AE)                      65,600           1,507
Ametek, Inc.                                           13,600             560
AO Smith Corp.                                          3,050              82
Applied Industrial Technologies, Inc.                  23,150             827
ARGON ST, Inc. (AE)                                    25,394             883
Arris Group, Inc. (AE)                                 71,800             793
Asyst Technologies, Inc. (AE)(N)                       38,400             198
ATMI, Inc. (AE)(N)                                     31,800           1,012
Audiovox Corp. Class A (AE)                            31,300             564
Axcelis Technologies, Inc. (AE)                       215,000           1,486
BE Aerospace, Inc. (AE)                                26,600             466

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Briggs & Stratton Corp.                                13,300             497
Bucyrus International, Inc. Class A                    24,514           1,045
Cascade Corp.                                          35,700           1,576
Cascade Microtech, Inc. (AE)                           39,600             530
CNH Global NV                                          48,800           1,023
Cognex Corp.                                           32,200           1,074
Crane Co.                                               1,600              50
Credence Systems Corp. (AE)                            89,008             969
Crown Castle International Corp. (AE)                  80,700           1,756
Curtiss-Wright Corp.                                    2,030             125
Cymer, Inc. (AE)                                       29,900           1,038
Dionex Corp. (AE)                                      16,500             762
Dominion Homes, Inc. (AE)                               3,700              80
DR Horton, Inc.                                        31,366           1,289
Ducommun, Inc. (AE)                                    52,600           1,158
ESCO Technologies, Inc. (AE)                            1,500             164
Esterline Technologies Corp. (AE)                       7,850             335
Flowserve Corp. (AE)                                   15,800             535
Genlyte Group, Inc. (AE)                               18,600             956
Graco, Inc.                                            21,000             803
Headwaters, Inc. (AE)(N)                               23,400           1,000
HNI Corp.                                               3,150             183
IDEX Corp.                                             35,794           1,563
Itron, Inc. (AE)                                       18,300             887
JLG Industries, Inc.                                   18,900             592
Joy Global, Inc.                                       38,948           1,600
KB HOME                                                 7,200             590
Kennametal, Inc.                                       33,403           1,588
Kimball International, Inc. Class B                     6,430              87
Kulicke & Soffa Industries, Inc. (AE)                  89,000             862
Lennar Corp. Class A                                   19,350           1,302
Levitt Corp. Class A                                   15,200             487
LTX Corp. (AE)                                         25,300             167
Manitowoc Co., Inc.                                    25,500           1,164
MDC Holdings, Inc.                                     18,355           1,568
Meritage Homes Corp. (AE)                              31,915           2,966
Milacron, Inc. (AE)                                   127,629             239
Mykrolis Corp. (AE)                                    58,500             954
National RV Holdings, Inc. (AE)                        62,900             481
Nice Systems, Ltd. - ADR (AE)                          15,710             661
Novellus Systems, Inc. (AE)                            38,600           1,114
Orbital Sciences Corp. (AE)                            39,700             457
Orleans Homebuilders, Inc.                              5,700             154
Pall Corp.                                             50,200           1,555
Photronics, Inc. (AE)                                   6,800             182
Roper Industries, Inc.                                 27,079           2,078

                                                         Special Growth Fund  15

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SpatiaLight, Inc. (AE)                                 78,391             477
Standard-Pacific Corp.                                 17,900           1,707
Steelcase, Inc. Class A                                21,700             318
Technical Olympic USA, Inc. (AE)                       24,850             701
Tecumseh Products Co. Class A                          28,400             852
Teledyne Technologies, Inc. (AE)                       24,800             941
Tennant Co.                                             1,910              71
Terex Corp. (AE)                                       15,000             726
Thermo Electron Corp. (AE)                             80,900           2,416
Thomas & Betts Corp. (AE)                              33,800           1,141
Toll Brothers, Inc. (AE)                               22,700           1,258
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                31,300           1,300
William Lyon Homes, Inc. (AE)                           2,900             364
Xyratex, Ltd. (AE)(N)                                  74,700           1,251
                                                                 ------------
                                                                       63,213
                                                                 ------------

Technology - 15.3%
Actel Corp. (AE)                                       15,200             235
ADC Telecommunications, Inc. (AE)                     145,428           3,801
ADTRAN, Inc.                                           92,230           2,468
Agile Software Corp. (AE)(N)                          268,100           1,740
Alliance Semiconductor Corp. (AE)                      61,300             163
American Reprographics Co. (AE)                        45,700             813
Amphenol Corp. Class A                                 34,595           1,541
Anixter International, Inc. (AE)                       34,560           1,436
Anteon International Corp. (AE)                        33,743           1,584
Applera Corp. - Applied Biosystems Group               12,050             251
AsiaInfo Holdings, Inc. (AE)(N)                        23,800             130
Atmel Corp. (AE)                                       92,290             216
Autodesk, Inc.                                         28,400             971
Avnet, Inc. (AE)                                       48,000           1,257
AVX Corp.                                              72,000             984
BearingPoint, Inc. (AE)                               152,800           1,254
Benchmark Electronics, Inc. (AE)                       24,514             784
Blackboard, Inc. (AE)                                  36,300             894
Bottomline Technologies, Inc. (AE)                     42,100             663
Cadence Design Systems, Inc. (AE)                      62,200           1,001
Ciena Corp. (AE)                                      579,308           1,298
Cirrus Logic, Inc. (AE)                                13,100              98
Click Commerce, Inc. (AE)(N)                           14,400             408
Coherent, Inc. (AE)                                     4,170             142
Comtech Telecommunications Corp. (AE)                  27,150             960
Comverse Technology, Inc. (AE)                         35,200             890
Cree, Inc. (AE)                                        19,700             584
Cryptologic, Inc.                                      33,600             946
Digitas, Inc. (AE)(N)                                  82,500             931
Dot Hill Systems Corp. (AE)(N)                          5,000              30
DRS Technologies, Inc.                                 18,000             936

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
E.piphany, Inc. (AE)(N)                               114,300             433
Electronics for Imaging, Inc. (AE)                     28,883             609
Equinix, Inc. (AE)(N)                                  28,400           1,260
ESS Technology (AE)                                    15,200              62
Fairchild Semiconductor International, Inc. (AE)       83,900           1,415
Filenet Corp. (AE)                                     18,400             520
Flir Systems, Inc. (AE)                                23,712             780
Formfactor, Inc. (AE)                                  72,835           1,904
Foundry Networks, Inc. (AE)                            45,800             542
Freescale Semiconductor, Inc. Class B (AE)             91,600           2,359
Genesis Microchip, Inc. (AE)                          100,800           2,504
GSI Commerce, Inc. (AE)(N)                             14,500             271
GTSI Corp. (AE)(N)                                     70,000             553
Harris Corp.                                           57,100           2,117
Hutchinson Technology, Inc. (AE)                       28,600             952
InFocus Corp. (AE)                                     66,200             237
Informatica Corp. (AE)                                295,200           3,120
Ingram Micro, Inc. Class A (AE)                       131,450           2,450
Integrated Circuit Systems, Inc. (AE)                  19,395             424
Integrated Device Technology, Inc. (AE)               106,200           1,228
Integrated Silicon Solutions, Inc. (AE)(N)             96,700             834
Intergraph Corp. (AE)                                  12,830             488
Intermagnetics General Corp. (AE)                      44,332           1,302
International Rectifier Corp. (AE)                     14,663             690
Internet Security Systems, Inc. (AE)                    5,000             114
Intersil Corp. Class A                                245,440           4,754
Interwoven, Inc. (AE)(N)                               29,700             235
Ixia (AE)                                              18,500             365
j2 Global Communications, Inc. (AE)                    47,750           1,914
JDA Software Group, Inc. (AE)                          21,500             306
Jupitermedia Corp. (AE)(N)                             89,500           1,959
Keane, Inc. (AE)                                       29,700             372
Keynote Systems, Inc. (AE)                             51,700             683
Komag, Inc. (AE)                                       65,900           2,338
Kopin Corp. (AE)                                        3,249              18
Lattice Semiconductor Corp. (AE)                       23,600             122
Leadis Technology, Inc. (AE)(N)                         3,500              22
LSI Logic Corp. (AE)                                  134,250           1,310
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             79,700           2,060
Macromedia, Inc. (AE)                                  13,700             550
Manhattan Associates, Inc. (AE)                        37,300             772
Matrixone, Inc. (AE)                                  404,600           1,999

 16  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Maxtor Corp. (AE)                                     715,800           4,223
McAfee, Inc. (AE)                                      49,600           1,557
McData Corp. Class A (AE)                              93,700             454
MEMC Electronic Materials, Inc. (AE)                  204,700           3,478
Methode Electronics, Inc.                               6,090              77
Microchip Technology, Inc.                             16,500             513
Microsemi Corp. (AE)                                   55,900           1,193
Ness Technologies, Inc. (AE)(N)                        15,700             157
Netgear, Inc. (AE)(N)                                  72,900           1,510
Netlogic Microsystems, Inc. (AE)(N)                   164,300           3,465
Network Engines, Inc. (AE)(N)                          33,835              53
O2Micro International, Ltd. (AE)                       69,276           1,189
Openwave Systems, Inc. (AE)                            86,900           1,612
Optimal Group, Inc. Class A (AE)                       35,400             761
Parametric Technology Corp. (AE)                      197,505           1,363
Pericom Semiconductor Corp. (AE)                       36,300             341
PerkinElmer, Inc.                                      78,400           1,645
Perot Systems Corp. Class A (AE)                        5,600              79
Phoenix Technologies, Ltd. (AE)                        52,900             360
PMC - Sierra, Inc. (AE)                               174,600           1,716
Quantum Corp. (AE)                                    305,300             849
Quest Software, Inc. (AE)                             131,300           1,871
Rackable Systems, Inc. (AE)                            35,500             460
RADWARE, Ltd. (AE)                                     16,500             281
Redback Networks, Inc. (AE)                            43,940             359
Reynolds & Reynolds Co. (The) Class A                  24,900             697
Rockwell Automation, Inc.                              15,896             819
RSA Security, Inc. (AE)                                24,500             317
SafeNet, Inc. (AE)(N)                                  21,600             738
Sapient Corp. (AE)                                    145,000           1,128
Satyam Computer Services, Ltd. - ADR                   32,500             929
Seachange International, Inc. (AE)                     41,670             316
Semtech Corp. (AE)                                     47,700             876
Serena Software, Inc. (AE)                             40,300             827
Solectron Corp. (AE)                                  292,900           1,125
SonicWALL, Inc. (AE)                                   46,600             249
Spectrasite, Inc. (AE)                                 36,400           2,974
SPSS, Inc. (AE)                                         5,900             116
Standard Microsystems Corp. (AE)                        1,942              49
Stellent, Inc. (AE)(N)                                 12,700             107
Sybase, Inc. (AE)                                      13,550             288
Sykes Enterprises, Inc. (AE)                           61,100             626
Talx Corp.                                             75,600           2,790
TechTeam Global, Inc. (AE)                             37,100             497
Tekelec (AE)                                           56,900             945
Tellabs, Inc. (AE)                                    326,780           3,176
Tessera Technologies, Inc. (AE)                        31,700           1,113
TIBCO Software, Inc. (AE)                             147,100           1,131
Tier Technologies, Inc. Class B (AE)(N)                15,100             145

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Transaction Systems Architects, Inc. Class A
   (AE)                                                57,047           1,526
Trident Microsystems, Inc. (AE)                        73,700           2,406
Trimble Navigation, Ltd. (AE)                          27,871           1,086
Ultimate Software Group, Inc. (AE)(N)                  81,700           1,495
Unisys Corp. (AE)                                     355,800           2,302
UNOVA, Inc. (AE)                                       68,231           1,880
UTStarcom, Inc. (AE)                                   36,800             325
VeriFone Holdings, Inc. (AE)                           62,000           1,293
Verint Systems, Inc. (AE)(N)                           22,900             893
WatchGuard Technologies, Inc. (AE)                     40,000             176
Wavecom SA - ADR (AE)                                  31,700             362
Websense, Inc. (AE)                                    27,210           1,356
Western Digital Corp. (AE)                            216,400           3,244
Wind River Systems, Inc. (AE)                         108,126           1,848
Zoran Corp. (AE)(N)                                    58,600             844
                                                                 ------------
                                                                      148,936
                                                                 ------------

Utilities - 3.6%
AGL Resources, Inc.                                     6,400             246
Alamosa Holdings, Inc. (AE)                           166,600           2,676
Allete, Inc.                                           13,000             628
Alliant Energy Corp.                                   51,800           1,507
Avista Corp.                                           19,340             368
Cablevision Systems Corp.
   Class A (AE)                                        46,600           1,443
Cascade Natural Gas Corp.                              25,900             565
Centerpoint Energy, Inc. (N)                           48,800             671
CenturyTel, Inc.                                        8,550             294
Cincinnati Bell, Inc. (AE)                             44,500             202
CMS Energy Corp. (AE)                                  67,700           1,072
Commonwealth Telephone Enterprises, Inc.               30,980           1,326
Energen Corp.                                          33,200           1,165
Hawaiian Electric Industries, Inc.                     13,300             358
IDACORP, Inc.                                          20,000             629
Laclede Group, Inc. (The)                               4,400             144
MDU Resources Group, Inc.                              42,200           1,296
National Fuel Gas Co.                                  54,870           1,668
NeuStar, Inc. Class A (AE)                             19,200             538
Northeast Utilities                                   129,410           2,793
Northwest Natural Gas Co.                               4,500             174
NorthWestern Corp.                                      4,200             133
NSTAR                                                  43,700           1,325
OGE Energy Corp.                                       35,500           1,078
Oneok, Inc.                                            15,200             531
Pepco Holdings, Inc.                                   66,500           1,587

                                                         Special Growth Fund  17

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Pinnacle West Capital Corp.                            37,200           1,704
PNM Resources, Inc.                                    24,100             708
Sierra Pacific Resources (AE)                          79,120           1,027
South Jersey Industries, Inc.                           7,600             223
Talk America Holdings, Inc. (AE)(N)                    27,200             238
Ubiquitel, Inc. (AE)                                  193,300           1,767
UGI Corp.                                              60,400           1,772
US Cellular Corp. (AE)                                 15,720             820
Westar Energy, Inc.                                    34,400             837
WGL Holdings, Inc.                                     24,300             837
WPS Resources Corp. (N)                                 8,500             491
                                                                 ------------
                                                                       34,841
                                                                 ------------

TOTAL COMMON STOCKS
(cost $744,029)                                                       922,981
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Financial Services - 0.0%
Washington Mutual, Inc.
   2005 Warrants (AE)                                     211              36
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $45)                                                                 36
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.2%
Frank Russell Investment Company Money Market
   Fund                                            45,733,445          45,733
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  5,000           4,982
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $50,715)                                                         50,715
                                                                 ------------

OTHER SECURITIES - 16.1%
Frank Russell Investment Company Money Market
   Fund (X)                                        54,775,223          54,775
State Street Securities Lending Quality Trust
   (X)                                            102,156,192         102,156
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $156,931)                                                       156,931
                                                                 ------------

TOTAL INVESTMENTS - 115.9%
(identified cost $951,720)                                          1,130,663

OTHER ASSETS AND LIABILITIES,
NET - (15.9%)                                                        (155,372)
                                                                 ------------

NET ASSETS - 100.0%                                                   975,291
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 18  Special Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SPECIAL GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 09/05 (96)                          32,743            2,597

Russell 2000 Mini Index
   expiration date 09/05 (125)                          8,527              691

S&P 500 E-Mini Index
   expiration date 09/05 (134)                          8,287              213

S&P 500 Index
   expiration date 09/05 (2)                              618                2
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                3,503
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Special Growth Fund  19

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 96.2%
Auto and Transportation - 3.2%
Autoliv, Inc.                                          48,400           2,156
BorgWarner, Inc.                                       11,400             663
Burlington Northern Santa Fe Corp.                    271,102          14,707
CNF, Inc.                                              41,100           2,120
CSX Corp.                                             360,100          16,399
Dana Corp.                                             46,800             735
Delphi Corp.                                           76,500             406
FedEx Corp.                                            63,900           5,373
Ford Motor Co.                                        715,064           7,680
Goodyear Tire & Rubber Co. (The) (AE)                 134,300           2,338
JB Hunt Transport Services, Inc.                      390,200           7,660
Landstar System, Inc. (AE)                             33,900           1,130
Navistar International Corp. (AE)                      37,400           1,277
Norfolk Southern Corp.                                136,100           5,064
Overseas Shipholding Group, Inc.                       32,200           1,998
Paccar, Inc.                                          116,114           8,386
Polaris Industries, Inc.                               19,400           1,073
Skywest, Inc.                                          36,500             757
Southwest Airlines Co.                                240,200           3,409
Swift Transportation Co., Inc. (AE)                    31,900             702
Union Pacific Corp.                                    54,900           3,860
Yellow Roadway Corp. (AE)                               8,600             455
                                                                 ------------
                                                                       88,348
                                                                 ------------

Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A                        49,400           3,559
Activision, Inc. (AE)                                 149,533           3,042
Advance Auto Parts, Inc. (AE)                          24,000           1,655
American Eagle Outfitters, Inc.                       222,600           7,335
American Greetings Corp. Class A                       87,500           2,226
Arbitron, Inc. (N)                                     13,600             564
Autonation, Inc. (AE)                                  81,600           1,762
Barnes & Noble, Inc. (AE)                              22,800             935
Best Buy Co., Inc.                                     98,400           7,537
Black & Decker Corp.                                   94,300           8,516
Bright Horizons Family Solutions, Inc. (AE)            10,500             481
Brinker International, Inc. (AE)                       49,900           2,041
Career Education Corp. (AE)                            58,100           2,254
Cendant Corp.                                         927,800          19,818
Circuit City Stores, Inc.                             331,040           6,041
Coach, Inc. (AE)                                      461,900          16,217
Coldwater Creek, Inc. (AE)                              6,100             169
Convergys Corp. (AE)                                   42,100             613
Costco Wholesale Corp.                                224,300          10,311

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Darden Restaurants, Inc.                              112,200           3,893
Dillard's, Inc. Class A                               231,800           5,299
Earthlink, Inc. (AE)                                   11,800             112
Eastman Kodak Co.                                     134,300           3,591
eBay, Inc. (AE)                                       133,116           5,562
EchoStar Communications Corp.                          86,600           2,487
Education Management Corp. (AE)(N)                     10,000             348
Federated Department Stores, Inc.                      92,000           6,980
Gannett Co., Inc.                                      30,800           2,247
Gillette Co. (The)                                     45,800           2,458
Google, Inc. Class A (AE)                              28,400           8,172
GTECH Holdings Corp.                                   34,500           1,034
Harman International Industries, Inc.                  14,300           1,229
Harte-Hanks, Inc.                                      11,300             307
Hilton Hotels Corp.                                    80,300           1,987
Home Depot, Inc.                                      669,671          29,137
Kimberly-Clark Corp.                                  196,900          12,554
Liberty Media Corp. Class A (AE)                    1,223,300          10,753
Limited Brands, Inc.                                  119,700           2,918
Marriott International, Inc. Class A                  142,700           9,771
Marvel Enterprises, Inc. (AE)(N)                       59,200           1,148
Mattel, Inc.                                          205,500           3,833
McDonald's Corp.                                      220,500           6,873
McGraw-Hill Cos., Inc. (The)                          277,000          12,745
MGM Mirage (AE)                                        46,700           2,123
Michaels Stores, Inc.                                  79,000           3,239
Nike, Inc. Class B                                     53,000           4,441
Nordstrom, Inc.                                       146,400           5,418
O'Reilly Automotive, Inc. (AE)                         15,100             487
Panera Bread Co. Class A (AE)                           9,300             542
Pixar (AE)                                             14,900             641
Quiksilver, Inc. (AE)(N)                               73,400           1,232
Republic Services, Inc.                                25,300             917
Robert Half International, Inc.                        30,800           1,044
RR Donnelley & Sons Co.                                72,400           2,610
Sabre Holdings Corp. Class A                           87,600           1,682
SCP Pool Corp.                                         19,000             692
ServiceMaster Co. (The) (N)                            25,000             344
Stanley Works (The)                                    29,600           1,448
Staples, Inc.                                         507,800          11,563
Target Corp.                                          284,400          16,709
Time Warner, Inc. (AE)                              1,819,600          30,970
Toro Co.                                                5,900             237
VeriSign, Inc. (AE)                                    99,500           2,618
Viacom, Inc. Class B                                  580,922          19,455
Wal-Mart Stores, Inc.                                 146,716           7,240
Walt Disney Co.                                       669,100          17,156

 20  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Waste Management, Inc.                                111,300           3,130
Yankee Candle Co., Inc.                                19,800             600
Yum! Brands, Inc.                                     129,600           6,785
                                                                 ------------
                                                                      373,837
                                                                 ------------
Consumer Staples - 5.6%
Albertson's, Inc.                                     386,500           8,236
Altria Group, Inc.                                    382,691          25,625
Chiquita Brands International, Inc.                    24,300             733
Clorox Co.                                             54,200           3,027
Coca-Cola Co. (The)                                   152,500           6,673
Colgate-Palmolive Co.                                 106,000           5,612
CVS Corp.                                             109,500           3,398
General Mills, Inc.                                   201,300           9,542
Kraft Foods, Inc. Class A                              90,500           2,765
Kroger Co. (The) (AE)                                 323,249           6,416
Molson Coors Brewing Co. Class B (N)                   11,100             696
Pepsi Bottling Group, Inc.                            297,300           8,669
PepsiCo, Inc.                                         268,500          14,641
Pilgrim's Pride Corp.                                  84,100           3,183
Procter & Gamble Co.                                  453,388          25,222
Reynolds American, Inc.                                78,700           6,557
Safeway, Inc.                                         248,300           6,034
Sara Lee Corp.                                        316,000           6,298
SUPERVALU, Inc. (AE)                                   42,200           1,494
Tyson Foods, Inc. Class A                             307,200           5,726
UST, Inc.                                              15,000             690
Walgreen Co.                                           43,600           2,087
                                                                 ------------
                                                                      153,324
                                                                 ------------
Financial Services - 21.5%
Allmerica Financial Corp. (AE)                         18,600             725
Allstate Corp. (The)                                  149,100           9,134
American Express Co.                                  407,600          22,418
American Financial Group, Inc.                         79,300           2,684
American International Group, Inc.                     76,630           4,613
AmeriCredit Corp. (AE)                                 26,700             713
AmerUs Group Co.                                       47,400           2,445
Annaly Mortgage Management, Inc. (o)                   59,000             941
Aon Corp.                                              52,000           1,323
Apartment Investment & Management Co. Class A
   (o)                                                 43,400           1,910
Assurant, Inc.                                         10,000             370
Automatic Data Processing, Inc.                       129,600           5,756
Bank of America Corp.                               1,294,907          56,458
Bank of Hawaii Corp.                                   59,500           3,055
BB&T Corp.                                             29,100           1,217
Bear Stearns Cos., Inc. (The)                          53,000           5,412
Brandywine Realty Trust (o)                            17,300             561

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
CapitalSource, Inc. (AE)(N)                            25,100             491
Catellus Development Corp. (o)                         21,200             764
CBL & Associates Properties, Inc. (o)                  35,200           1,615
Charles Schwab Corp. (The)                            327,500           4,487
Checkfree Corp. (AE)                                   45,000           1,524
Cigna Corp.                                           124,900          13,333
Cincinnati Financial Corp.                             74,787           3,083
CIT Group, Inc.                                       152,100           6,714
Citigroup, Inc.                                       878,133          38,199
CNA Financial Corp. (AE)                               20,900             627
Comerica, Inc.                                         85,893           5,248
Countrywide Financial Corp.                           147,300           5,303
Dun & Bradstreet Corp. (AE)                            22,900           1,450
Eaton Vance Corp.                                      41,300           1,015
Equity Office Properties Trust (o)                    312,400          11,075
Equity Residential (o)                                 42,300           1,709
Factset Research Systems, Inc.                         26,900             987
Fannie Mae                                            122,300           6,832
Fidelity National Financial, Inc.                      49,162           1,937
First American Corp.                                  108,100           4,751
First Horizon National Corp.                           20,000             816
First Marblehead Corp. (The) (AE)                      15,000             521
Fiserv, Inc. (AE)                                     274,500          12,180
Franklin Resources, Inc.                               75,000           6,062
Freddie Mac                                            98,400           6,227
Friedman Billings Ramsey Group, Inc. Class A (o)       73,200           1,029
Genworth Financial, Inc. Class A                      102,600           3,218
Golden West Financial Corp.                            41,500           2,702
Goldman Sachs Group, Inc.                              63,100           6,782
H&R Block, Inc.                                       124,200           7,074
Hartford Financial Services Group, Inc.                33,700           2,715
Health Care REIT, Inc.                                  8,500             332
Hudson City Bancorp, Inc.                             307,200           3,634
iStar Financial, Inc. (o)                              13,300             569
Jefferson-Pilot Corp.                                  22,500           1,129
JPMorgan Chase & Co.                                  682,388          23,979
KeyCorp                                               256,153           8,771
Kimco Realty Corp. (o)                                 17,600           1,156
La Quinta Corp. (o)(AE)                                43,700             393
Legg Mason, Inc.                                       27,800           2,840
Lehman Brothers Holdings, Inc.                        117,400          12,342
Lincoln National Corp.                                 79,300           3,830
Loews Corp.                                            82,700           6,916
Mack-Cali Realty Corp. (o)                             21,900           1,049
MBIA, Inc.                                            108,900           6,615
MBNA Corp.                                             96,362           2,424
Merrill Lynch & Co., Inc.                             358,000          21,043

                                                    Quantitative Equity Fund  21

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Metlife, Inc.                                         356,500          17,518
MGIC Investment Corp.                                   1,900             130
Moody's Corp.                                         230,700          10,914
Morgan Stanley                                        139,900           7,422
National City Corp.                                   500,800          18,485
Nationwide Financial Services, Inc. Class A            12,100             479
New Century Financial Corp. (o)                        14,300             749
North Fork Bancorporation, Inc.                        61,200           1,676
Old Republic International Corp.                       79,700           2,093
Paychex, Inc.                                         169,200           5,907
People's Bank                                           8,900             279
PNC Financial Services Group, Inc.                     45,100           2,472
Principal Financial Group, Inc. (N)                   153,500           6,746
Progressive Corp. (The)                                70,900           7,068
ProLogis (o)                                           55,600           2,533
Protective Life Corp.                                  19,200             836
Prudential Financial, Inc.                             21,100           1,412
Redwood Trust, Inc. (o)                                 8,900             483
Regions Financial Corp.                                28,313             952
Ryder System, Inc.                                     40,300           1,571
Safeco Corp.                                          102,900           5,653
SL Green Realty Corp. (o)                               4,700             328
Stancorp Financial Group, Inc.                          9,500             820
SunTrust Banks, Inc.                                   96,512           7,018
UnionBanCal Corp.                                     134,600           9,602
United Rentals, Inc. (AE)                              27,800             517
US Bancorp                                            295,018           8,868
Vornado Realty Trust (o)                               30,700           2,721
W Holding Co., Inc.                                    10,000             107
Wachovia Corp.                                        460,100          23,180
Waddell & Reed Financial, Inc. Class A                  5,000              97
Washington Mutual, Inc.                               663,100          28,169
Wells Fargo & Co.                                     507,500          31,130
WR Berkley Corp.                                       15,150             567
XL Capital, Ltd. Class A                               18,600           1,336
Zenith National Insurance Corp.                         6,400             446
                                                                 ------------
                                                                      587,511
                                                                 ------------

Health Care - 13.3%
Abbott Laboratories                                   406,882          18,973
Aetna, Inc.                                           295,134          22,843
Allergan, Inc.                                        140,000          12,512
American Medical Systems Holdings, Inc. (AE)           22,851             531
AMERIGROUP Corp. (AE)                                  11,300             392
AmerisourceBergen Corp.                                95,200           6,834

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Amgen, Inc. (AE)                                      503,700          40,170
Barr Pharmaceuticals, Inc. (AE)                        31,600           1,498
Bausch & Lomb, Inc.                                     3,700             313
Becton Dickinson & Co.                                301,600          16,700
Bio-Rad Laboratories, Inc. Class A (AE)                 6,100             366
Bristol-Myers Squibb Co.                              375,100           9,370
Cardinal Health, Inc.                                  89,700           5,344
Caremark Rx, Inc. (AE)                                 24,700           1,101
Coventry Health Care, Inc. (AE)                        65,850           4,658
CR Bard, Inc.                                          92,100           6,151
Dade Behring Holdings, Inc.                            15,200           1,152
Edwards Lifesciences Corp. (AE)                        80,200           3,679
Eli Lilly & Co.                                         7,700             434
Forest Laboratories, Inc. (AE)                        123,200           4,918
Genentech, Inc. (AE)                                   60,100           5,369
Genzyme Corp. (AE)                                     54,100           4,026
Gilead Sciences, Inc. (AE)                            254,300          11,395
Guidant Corp.                                          17,100           1,176
HCA, Inc.                                             147,100           7,245
Health Management Associates, Inc. Class A             32,100             764
Humana, Inc. (AE)                                      80,700           3,216
ImClone Systems, Inc. (AE)                             43,600           1,513
Johnson & Johnson                                   1,027,900          65,744
Lincare Holdings, Inc. (AE)                            22,000             887
McKesson Corp.                                        102,820           4,627
Medco Health Solutions, Inc. (AE)                      28,000           1,356
Medtronic, Inc.                                         9,600             518
Merck & Co., Inc.                                     452,600          14,058
Pfizer, Inc.                                        1,902,787          50,424
St. Jude Medical, Inc. (AE)                           133,200           6,315
Steris Corp.                                            8,300             226
UnitedHealth Group, Inc.                              178,600           9,341
Universal Health Services, Inc. Class B                80,900           4,210
Varian Medical Systems, Inc. (AE)                      74,000           2,905
Wyeth                                                 186,400           8,528
Zimmer Holdings, Inc. (AE)                             17,800           1,466
                                                                 ------------
                                                                      363,248
                                                                 ------------

Integrated Oils - 6.4%
Chevron Corp.                                         592,300          34,359
ConocoPhillips                                        722,148          45,199
Exxon Mobil Corp.                                   1,437,708          84,466
Marathon Oil Corp.                                     79,100           4,616
Murphy Oil Corp.                                       22,600           1,199
Occidental Petroleum Corp.                             67,600           5,562
                                                                 ------------
                                                                      175,401
                                                                 ------------

 22  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Materials and Processing - 3.3%
Alcoa, Inc.                                            53,200           1,492
American Standard Cos., Inc.                           80,100           3,547
Archer-Daniels-Midland Co.                            517,451          11,870
Dow Chemical Co. (The)                                313,600          15,037
EI du Pont de Nemours & Co.                             7,900             337
Energizer Holdings, Inc. (AE)                          46,400           2,965
Freeport-McMoRan Copper & Gold, Inc. Class B (N)      154,000           6,203
Georgia-Pacific Corp.                                 144,400           4,931
Gold Kist, Inc. (AE)                                    1,032              21
Granite Construction, Inc.                             21,700             743
Lafarge North America, Inc.                            11,400             795
Lone Star Technologies, Inc. (AE)                       8,200             418
Martin Marietta Materials, Inc.                         8,600             625
Monsanto Co.                                          107,000           7,209
Newmont Mining Corp.                                   13,000             488
Nucor Corp.                                           291,775          16,179
Phelps Dodge Corp.                                     89,900           9,570
Rohm & Haas Co.                                        43,700           2,013
St. Joe Co. (The)                                       7,100             578
United States Steel Corp.                             118,700           5,063
USG Corp. (AE)                                         26,500           1,296
                                                                 ------------
                                                                       91,380
                                                                 ------------

Miscellaneous - 2.0%
3M Co.                                                  6,200             465
Fortune Brands, Inc.                                   29,000           2,742
General Electric Co.                                1,349,100          46,544
ITT Industries, Inc.                                   37,900           4,033
                                                                 ------------
                                                                       53,784
                                                                 ------------

Other Energy - 2.5%
Anadarko Petroleum Corp.                              139,700          12,342
Apache Corp.                                          149,400          10,219
Burlington Resources, Inc.                            119,200           7,642
Devon Energy Corp.                                     47,400           2,659
Diamond Offshore Drilling, Inc. (N)                    29,700           1,695
EOG Resources, Inc.                                    59,700           3,648
Houston Exploration Co. (AE)                           20,200           1,167
Newfield Exploration Co. (AE)                          52,600           2,235
Peabody Energy Corp.                                   43,900           2,886
Sunoco, Inc.                                          102,300          12,862
Todco Class A (AE)                                     31,900             980
Valero Energy Corp.                                    87,300           7,227
XTO Energy, Inc.                                       91,633           3,215
                                                                 ------------
                                                                       68,777
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Producer Durables - 5.7%
Ametek, Inc.                                           45,300           1,866
Boeing Co.                                            136,200           8,991
Caterpillar, Inc.                                     264,600          14,265
Danaher Corp.                                          83,800           4,647
Deere & Co.                                           133,700           9,831
DR Horton, Inc.                                       500,551          20,563
Engineered Support Systems, Inc.                        4,900             181
Herman Miller, Inc.                                    17,400             556
Hovnanian Enterprises, Inc. Class A (AE)               12,100             855
Joy Global, Inc.                                       35,900           1,474
KB Home                                                45,200           3,702
KLA-Tencor Corp.                                      181,300           9,373
Lennar Corp. Class A                                  116,900           7,864
Lockheed Martin Corp.                                 269,100          16,792
MDC Holdings, Inc.                                     15,700           1,341
Northrop Grumman Corp.                                512,396          28,412
Pulte Homes, Inc.                                      49,900           4,672
Toll Brothers, Inc. (AE)                              129,800           7,193
United Technologies Corp.                             250,200          12,685
                                                                 ------------
                                                                      155,263
                                                                 ------------

Technology - 13.2%
Acxiom Corp.                                           55,200           1,113
Adobe Systems, Inc.                                   213,900           6,340
Advanced Micro Devices, Inc. (AE)                     298,900           6,002
Altera Corp. (AE)                                      82,800           1,811
Amphenol Corp. Class A                                 40,800           1,817
Apple Computer, Inc. (AE)                             515,264          21,976
Applera Corp. - Applied Biosystems Group               15,400             321
Autodesk, Inc.                                        308,100          10,534
BMC Software, Inc. (AE)                                34,900             666
Cadence Design Systems, Inc. (AE)                      42,900             690
Ciena Corp. (AE)                                      166,100             372
Cisco Systems, Inc. (AE)                            1,365,400          26,147
Computer Sciences Corp. (AE)                          198,800           9,101
Comverse Technology, Inc. (AE)                         42,200           1,067
Corning, Inc. (AE)                                    148,600           2,831
Cree, Inc. (AE)                                       131,600           3,902
Dell, Inc. (AE)                                       511,400          20,696
Electronic Data Systems Corp.                          34,000             699
EMC Corp. (AE)                                        873,700          11,961
F5 Networks, Inc. (AE)                                 16,900             713
General Dynamics Corp.                                103,900          11,968
Harris Corp.                                          176,400           6,539
Hewlett-Packard Co.                                   838,900          20,654

                                                    Quantitative Equity Fund  23

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ingram Micro, Inc. Class A (AE)                       242,000           4,511
Integrated Device Technology, Inc. (AE)                 4,000              46
Intel Corp.                                         2,441,400          66,260
International Business Machines Corp.                 145,000          12,102
Jabil Circuit, Inc. (AE)                              141,000           4,398
Juniper Networks, Inc. (AE)                            68,100           1,634
McAfee, Inc. (AE)                                     108,100           3,394
Micron Technology, Inc. (AE)                          323,300           3,841
Microsoft Corp.                                     1,593,202          40,802
Motorola, Inc.                                        611,000          12,941
NCR Corp. (AE)                                         77,700           2,697
Oracle Corp. (AE)                                   1,732,300          23,525
Parametric Technology Corp. (AE)                       92,000             635
QLogic Corp. (AE)                                       8,000             248
Qualcomm, Inc.                                         12,800             505
Raytheon Co.                                           75,500           2,969
Rockwell Automation, Inc.                              64,300           3,312
Seagate Technology, Inc. (AE)                          67,668              --
Symantec Corp. (AE)                                    56,700           1,246
Tellabs, Inc. (AE)                                     87,300             849
Texas Instruments, Inc.                               169,500           5,383
Western Digital Corp. (AE)                            174,100           2,610
                                                                 ------------
                                                                      361,828
                                                                 ------------

Utilities - 5.8%
AES Corp. (The) (AE)                                   82,100           1,318
Alltel Corp.                                           58,700           3,904
AT&T Corp.                                            113,600           2,249
BellSouth Corp.                                       441,500          12,185
CenturyTel, Inc.                                      192,600           6,620
Citizens Communications Co. (N)                        86,500           1,137
CMS Energy Corp. (AE)                                 142,300           2,254
Comcast Corp. Class A (AE)                            286,700           8,810
Comcast Corp. Special Class A (AE)                     48,000           1,440
Consolidated Edison, Inc.                              41,000           1,975
Constellation Energy Group, Inc.                       95,700           5,762
DTE Energy Co.                                         45,700           2,148
Duke Energy Corp.                                     178,800           5,282
Edison International                                  422,541          17,273
Exelon Corp.                                           44,500           2,382
FirstEnergy Corp.                                     100,100           4,983
KeySpan Corp. (N)                                      59,700           2,429
Nextel Partners, Inc. Class A (AE)(N)                 225,400           5,612
Oneok, Inc.                                            42,500           1,485
PG&E Corp.                                            193,700           7,289
SBC Communications, Inc.                              406,000           9,927

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sempra Energy                                         101,300           4,305
Sierra Pacific Resources (AE)                         158,600           2,059
Sprint Corp.                                          139,600           3,755
Telephone & Data Systems, Inc.                         34,600           1,379
TXU Corp.                                             171,810          14,886
Verizon Communications, Inc.                          765,776          26,212
Xcel Energy, Inc. (N)                                  54,000           1,047
                                                                 ------------
                                                                      160,107
                                                                 ------------

TOTAL COMMON STOCKS
(cost $2,259,750)                                                   2,632,808
                                                                 ------------

SHORT-TERM INVESTMENTS - 3.6%
Frank Russell Investment Company
   Money Market Fund                               92,091,000          92,091
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  7,000           6,974
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $99,065)                                                         99,065
                                                                 ------------

OTHER SECURITIES - 3.6%
Frank Russell Investment Company
   Money Market Fund (X)                           34,019,333          34,020
State Street Securities Lending
   Quality Trust (X)                               63,446,305          63,446
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $97,466)                                                         97,466
                                                                 ------------

TOTAL INVESTMENTS - 103.4%
(identified cost $2,456,281)                                        2,829,339

OTHER ASSETS AND LIABILITIES,
NET - (3.4%)                                                          (92,834)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,736,505
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 24  Quantitative Equity Fund

FRANK RUSSELL INVESTMENT COMPANY
QUANTITATIVE EQUITY FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/05 (37)                              12,429                334

Russell 1000 Mini Index (CME)
   expiration date 09/05 (10)                                 672                 17

S&P 500 E-Mini Index (CME)
   expiration date 09/05 (130)                              8,039                218

S&P 500 Index (CME)
   expiration date 09/05 (137)                             42,360                952

S&P Midcap 400 Index (CME)
   expiration date 09/05 (99)                              35,771              1,979
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      3,500
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Quantitative Equity Fund  25

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 89.3%

Australia - 3.9%
ABC Learning Centres, Ltd.                             92,200             377
Amcor, Ltd.                                         1,151,200           6,109
AMP Ltd.                                              241,400           1,239
Australia & New Zealand Banking Group, Ltd.           150,987           2,453
Australian Gas Light Co., Ltd.                         52,800             572
AXA Asia Pacific Holdings, Ltd.                        54,700             185
BHP Billiton, Ltd.                                    477,187           6,994
BlueScope Steel, Ltd.                                 214,300           1,528
Boral, Ltd.                                            16,400              83
Caltex Australia, Ltd.                                 11,300             151
CFS Gandel Retail Trust                               155,100             202
Coles Myer, Ltd.                                      563,958           4,026
Commonwealth Bank of Australia                         53,600           1,585
Commonwealth Property Office Fund                      84,700              84
Computershare, Ltd.                                   186,000             867
ConnectEast Group                                     304,061             183
CSL, Ltd.                                               7,125             188
CSR, Ltd.                                             142,500             283
David Jones, Ltd.                                     117,000             184
DB RREEF Trust (o)                                     54,042              57
DCA Group, Ltd.                                        82,200             246
Downer EDI, Ltd.                                       93,017             407
Foster's Group, Ltd.                                1,936,243           8,003
Futuris Corp., Ltd.                                    64,300             103
GPT Group                                             127,200             368
Iluka Resources, Ltd.                                   4,400              27
ING Industrial Fund                                    20,400              33
Insurance Australia Group, Ltd.                        75,800             351
Lend Lease Corp., Ltd.                                 21,900             217
Lion Nathan, Ltd.                                      27,700             155
Macquarie Airports                                  1,628,259           4,129
Macquarie Bank, Ltd.                                  143,020           6,821
Macquarie Goodman Group                                13,530              42
Macquarie Infrastructure Group                        982,967           2,969
Mayne Group, Ltd.                                      27,500             102
Mirvac Group                                           23,600              68
National Australia Bank, Ltd.                         538,491          12,740
Oil Search, Ltd.                                       54,100             138
OneSteel, Ltd.                                        126,200             261
Orica, Ltd.                                            16,600             241
Origin Energy, Ltd.                                    24,600             136
PaperlinX, Ltd.                                        53,100             142
Promina Group, Ltd.                                    10,569              40
Publishing & Broadcasting, Ltd.                        34,940             407
Qantas Airways, Ltd.                                   65,000             163
QBE Insurance Group, Ltd.                             460,980           5,908
Rinker Group, Ltd.                                    354,120           4,045
Rio Tinto, Ltd.                                        11,700             435
Santos, Ltd.                                           40,100             325
Seek, Ltd. (AE)                                        38,000              73
Sons of Gwalia, Ltd. (AE)(B)                           34,800              --
Stockland                                              45,700             198
Suncorp-Metway, Ltd.                                   39,000             603
TABCORP Holdings, Ltd.                                 15,800             190
Telstra Corp., Ltd.                                 1,646,542           6,320
Transurban Group                                       85,000             461
United Group, Ltd.                                     34,500             241
United Group, Ltd. (AE)                                11,600              80
Wesfarmers, Ltd.                                       19,682             595
Westfield Group (N)                                   152,776           2,082
Westpac Banking Corp.                                  52,000             777
Woodside Petroleum, Ltd.                               76,100           1,743
Woolworths, Ltd.                                       24,165             300
                                                                 ------------
                                                                       90,035
                                                                 ------------

Austria - 0.6%
Bank Austria Creditanstalt AG                          21,900           2,322
BetandWin.com Interactive Entertainment AG (AE)        15,340           1,160
Erste Bank der Oesterreichischen Sparkassen AG        129,948           6,617
OMV AG                                                 15,000             698
Raiffeisen International Bank Holding AG (AE)(N)       16,200             914
Telekom Austria AG                                    144,100           2,913
                                                                 ------------
                                                                       14,624
                                                                 ------------

Belgium - 1.1%
Belgacom SA                                            50,400           1,786
Colruyt SA                                              9,740           1,333
Compagnie Maritime Belge SA (N)                         1,400              42
Cumerio                                                 3,500              58
Delhaize Group                                         51,100           3,141
Dexia                                                  19,700             445
Electrabel SA                                           8,687           3,953
Fortis                                                327,116           9,567
Groupe Bruxelles Lambert SA                             5,400             488
KBC Groep NV                                           35,100           2,798
Mobistar SA                                            18,200           1,423
Solvay SA                                               2,000             216
Umicore                                                 3,500             310
                                                                 ------------
                                                                       25,560
                                                                 ------------

 26  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Brazil - 0.4%
Cia Vale do Rio Doce Class A                          149,650           4,873
Petroleo Brasileiro SA - ADR                           37,150           1,953
Telecomunicacoes Brasileiras
   SA - ADR                                            49,800           1,476
                                                                 ------------
                                                                        8,302
                                                                 ------------

Canada - 2.4%
Alcan, Inc.                                             2,300              78
Bank of Nova Scotia                                    68,227           2,327
Canadian National Railway Co.                         110,060           7,307
Canadian Natural Resources, Ltd.                       83,100           3,462
Canadian Pacific Railway, Ltd.                         72,400           2,810
EnCana Corp.                                          212,080           8,745
Manulife Financial Corp.                               57,400           2,882
Petro-Canada                                          123,500           8,882
Precision Drilling Corp. (AE)                          68,600           2,903
Research In Motion, Ltd. (AE)                          44,900           3,173
Rogers Communications, Inc. Class B                    43,600           1,612
RONA, Inc. (AE)                                        57,200           1,138
SNC-Lavalin Group, Inc.                                39,100           2,247
Talisman Energy, Inc.                                 109,400           4,799
Teck Cominco, Ltd. Class B                             51,200           1,958
Toronto-Dominion Bank                                  30,400           1,388
                                                                 ------------
                                                                       55,711
                                                                 ------------

Cayman Islands - 0.1%
Seagate Technology (AE)                                87,000           1,685
                                                                 ------------

China - 0.0%
Foxconn International Holdings, Ltd. (AE)             255,000             210
                                                                 ------------

Denmark - 0.3%
AP Moller - Maersk A/S Class B                            143           1,394
Danske Bank A/S                                        90,131           2,812
DSV A/S                                                 2,150             203
East Asiatic Co., Ltd. A/S                              2,550             201
Novo-Nordisk A/S Class B                               22,669           1,172
Novozymes A/S                                           3,500             179
TDC A/S                                                 3,300             148
                                                                 ------------
                                                                        6,109
                                                                 ------------

Finland - 0.8%
Elisa OYJ Class A                                       1,300              23
Fortum OYJ                                            131,757           2,408
Kesko OYJ Class B                                       6,300             172
M-real OYJ Class B                                    373,900           2,090
Neste Oil OYJ (AE)                                     26,989             750
Nokia OYJ                                             294,400           4,701
Nokia OYJ - ADR                                        50,090             799
Pohjola Group OYJ Class D                              13,500             206
Rautaruukki OYJ                                        19,800             341
Sampo OYJ                                             131,700           2,015
UPM-Kymmene OYJ                                       268,849           5,225
Wartsila OYJ Class B                                   33,900           1,044
                                                                 ------------
                                                                       19,774
                                                                 ------------

France - 9.3%
Air Liquide SA                                         39,845           7,077
Areva SA                                                  300             140
Assurances Generales de France                         39,500           3,326
Axa SA                                                509,275          13,918
BNP Paribas SA                                        182,643          13,209
Business Objects SA (AE)                               92,983           3,053
Carrefour SA                                          133,983           6,326
Christian Dior SA                                      17,600           1,438
Cie Generale d'Optique Essilor International SA        54,351           3,951
CNP Assurances                                         27,729           1,866
Compagnie de Saint-Gobain                             122,459           7,357
Credit Agricole SA                                    352,796           9,671
Dassault Systemes SA                                   77,113           3,948
Eiffage SA                                              3,450             317
France Telecom SA                                     169,594           5,237
Gaz de France (AE)                                      1,800              59
Groupe Danone (N)                                      31,059           3,073
Lafarge SA                                              1,651             156
Lagardere SCA                                          13,200             953
LVMH Moet Hennessy Louis Vuitton SA                   123,067          10,229
Pernod-Ricard SA                                        8,280           1,386
Peugeot SA                                             30,700           1,977
Publicis Groupe                                        57,167           1,944
Renault SA                                             59,200           5,426
Sanofi-Aventis                                        138,451          11,977
Sanofi-Aventis                                          3,305             286
Schneider Electric SA                                 114,579           9,009
Societe BIC SA                                          3,900             220
Societe Generale                                      116,160          12,711
Societe Television Francaise 1                         39,857           1,112
Sodexho Alliance SA                                     9,700             347
Suez SA                                                58,600           1,609
Technip SA                                             53,300           2,851
Thales SA                                               6,000             244

                                               International Securities Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thomson                                                88,800           2,013
Total SA                                              140,236          35,196
Total SA - ADR                                         27,636           3,455
Unibail                                                22,408           3,097
Valeo SA                                               60,433           2,561
Vallourec                                                 800             291
Veolia Environnement                                  200,632           7,787
Vinci SA (N)                                           68,700           5,564
Vivendi Universal SA                                  356,683          11,352
Zodiac SA (AE)                                          2,000             114
                                                                 ------------
                                                                      217,833
                                                                 ------------

Germany - 5.7%
Adidas-Salomon AG                                      59,250          10,733
Allianz AG                                             39,620           5,035
AMB Generali Holding AG                                 4,900             416
Bayer AG                                              156,320           5,587
Bayerische Hypo-und Vereinsbank AG (AE)               347,708           9,148
Celesio AG                                             17,100           1,374
Continental AG                                         93,900           7,286
DaimlerChrysler AG                                     13,600             662
Deutsche Bank AG                                       39,481           3,423
Deutsche Boerse AG                                     47,061           4,133
Deutsche Lufthansa AG                                 164,684           2,063
Deutsche Post AG                                      153,031           3,796
Deutsche Postbank AG                                   37,944           1,969
Deutsche Telekom AG                                   246,720           4,897
E.ON AG                                               152,944          14,167
Fresenius Medical Care AG                              16,300           1,423
Hannover Rueckversicherung AG                          16,900             639
HeidelbergCement AG                                    17,066           1,233
Heidelberger Druckmaschinen AG                         40,097           1,341
Hypo Real Estate Holding AG                             4,000             162
Infineon Technologies AG (AE)                         207,000           2,040
KarstadtQuelle AG                                      19,376             265
Lanxess AG (AE)                                         2,730              79
MAN AG                                                 87,400           4,071
Medion AG                                              29,900             498
Merck KGaA                                            125,595          11,183
Metro AG                                               12,200             614
Muenchener Rueckversicherungs AG                       38,183           4,446
Premiere AG (AE)(N)                                     2,922             100
Puma AG Rudolf Dassler Sport                              772             193
RWE AG                                                167,823          11,244
SAP AG                                                 30,049           5,167
Schering AG                                            53,313           3,355
Siemens AG                                             47,267           3,648
Suedzucker AG                                           3,100              65
ThyssenKrupp AG                                        15,000             282
TUI AG                                                 50,700           1,330
Volkswagen AG                                          72,827           3,952
                                                                 ------------
                                                                      132,019
                                                                 ------------

Greece - 0.4%
EFG Eurobank Ergasias SA                              172,930           5,489
National Bank of Greece SA                             51,200           1,876
OPAP SA                                                76,380           2,489
                                                                 ------------
                                                                        9,854
                                                                 ------------

Hong Kong - 2.3%
Bank of East Asia, Ltd.                               707,460           2,148
BOC Hong Kong Holdings, Ltd.                          112,500             227
Cathay Pacific Airways, Ltd.                           56,000             104
Cheung Kong Holdings, Ltd.                            465,800           5,024
China Mobile Hong Kong, Ltd.                          489,000           1,963
Citic Pacific, Ltd.                                    72,600             213
CLP Holdings, Ltd.                                     56,000             324
CNOOC, Ltd.                                         6,795,000           4,633
Esprit Holdings, Ltd.                               1,401,000          10,453
Hang Seng Bank, Ltd.                                   10,300             142
Henderson Land Development Co., Ltd.                   10,000              51
HongKong Electric Holdings                            812,000           3,865
Hopewell Holdings                                      93,000             242
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                          3,022,000           3,479
Hutchison Whampoa, Ltd.                               184,000           1,799
Jardine Matheson Holdings, Ltd.                       161,300           2,952
Kerry Properties, Ltd.                                 87,500             226
Li & Fung, Ltd.                                       410,000             862
Melco International Development                        77,000              88
Melco International Development (AE)                  950,000           1,082
MTR Corp.                                              50,500             105
New World Development, Ltd.                           182,000             242
Orient Overseas International, Ltd.                    45,000             209
Shangri-La Asia, Ltd.                                 132,000             233
Sino Land Co.                                       1,180,000           1,397
Sun Hung Kai Properties, Ltd.                         161,000           1,662
Swire Pacific, Ltd.                                   366,300           3,501
Techtronic Industries Co. (N)                         228,000             565
Television Broadcasts, Ltd.                            95,000             571
Texwinca Holdings, Ltd.                                12,000               9
Wharf Holdings, Ltd.                                1,230,862           4,600
Wing Hang Bank, Ltd.                                  149,000           1,133
                                                                 ------------
                                                                       54,104
                                                                 ------------

 28  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Hungary - 0.4%
Mol Magyar Olaj- es Gazipari Rt                        16,700           1,674
OTP Bank Rt                                           101,700           3,826
OTP Bank Rt - GDR                                      52,165           3,959
                                                                 ------------
                                                                        9,459
                                                                 ------------

Indonesia - 0.1%
Bank Central Asia Tbk PT                            3,284,000           1,222
Telekomunikasi Indonesia Tbk PT                     2,093,000           1,185
Telekomunikasi Indonesia
   Tbk PT - ADR                                         6,742             156
                                                                 ------------
                                                                        2,563
                                                                 ------------

Ireland - 0.9%
Allied Irish Banks PLC                                109,900           2,425
Anglo Irish Bank Corp. PLC                            192,400           2,579
Bank of Ireland PLC                                   285,558           4,736
CRH PLC                                               102,840           2,929
Depfa Bank PLC                                        303,347           4,892
Ryanair Holdings PLC - ADR (AE)                        54,206           2,537
                                                                 ------------
                                                                       20,098
                                                                 ------------

Israel - 0.2%
Check Point Software Technologies (AE)                123,710           2,787
Teva Pharmaceutical Industries,
   Ltd. - ADR                                          77,100           2,421
                                                                 ------------
                                                                        5,208
                                                                 ------------

Italy - 2.9%
Arnoldo Mondadori Editore SpA                          28,700             291
Autostrade SpA                                         87,752           2,213
Banca Intesa SpA                                    2,293,621          11,151
Banca Popolare di Milano SCRL                         112,000           1,105
Banca Popolare Italiana                                13,500             136
Banche Popolari Unite SCRL                             33,131             671
Banco Popolare di Verona e Novara SCRL                161,776           2,891
Benetton Group SpA                                    162,641           1,615
Capitalia SpA                                          20,400             119
CIR-Compagnie Industriali Riunite SpA                 106,800             334
Davide Campari-Milano SpA                               9,600              75
Enel SpA                                               53,500             458
ENI SpA                                               877,767          24,935
ERG SpA                                                18,300             389
Fastweb (AE)                                           37,169           1,609
Finmeccanica SpA (AE)                                 102,771           1,878
Fondiaria-Sai SpA                                      42,100           1,193
Gruppo Editoriale L'Espresso SpA                       46,900             276
Hera SpA                                               84,800             238
Italcementi SpA                                        64,000           1,037
Lottomatica SpA                                        21,000             728
Mediaset SpA                                           62,000             755
Milano Assicurazioni SpA                               75,900             501
Parmalat Finanziaria SpA (AE)                          42,200               6
Saipem SpA                                            181,200           2,696
Snam Rete Gas SpA                                     269,600           1,482
Telecom Italia Media SpA (AE)                           9,801               5
Telecom Italia SpA                                  1,034,792           2,978
UniCredito Italiano SpA                             1,193,050           6,321
                                                                 ------------
                                                                       68,086
                                                                 ------------

Japan - 17.4%
77 Bank, Ltd. (The)                                   325,400           1,916
Acom Co., Ltd.                                          1,760             110
Aeon Co., Ltd.                                        223,900           3,633
Aiful Corp.                                            31,100           2,243
Aioi Insurance Co., Ltd.                               72,000             343
Aisin Seiki Co., Ltd.                                  48,000           1,125
All Nippon Airways Co., Ltd.                           27,000              84
Alps Electric Co., Ltd.                               114,300           1,709
Amano Corp.                                             7,000              87
Aoyama Trading Co., Ltd.                                1,400              35
Arrk Corp.                                             15,100             721
Aruze Corp.                                            17,800             370
Asahi Breweries, Ltd.                                   8,300              94
Asahi Glass Co., Ltd.                                 663,000           6,404
Asahi Kasei Corp.                                      30,000             135
Astellas Pharma, Inc.                                  44,300           1,442
Autobacs Seven Co., Ltd.                                2,700              92
Bandai Visual Co., Ltd.                                    33             113
Bank of Yokohama, Ltd. (The)                          208,000           1,180
Benesse Corp.                                           3,800             127
Bridgestone Corp.                                     265,000           5,186
BSL Corp.                                             123,000             304
Canon, Inc.                                           462,600          22,878
Chiba Bank, Ltd. (The)                                 40,000             258
Chiyoda Corp.                                         158,000           2,192
Chubu Electric Power Co., Inc.                         32,800             792
Chugai Pharmaceutical Co., Ltd.                       112,300           1,901
Circle K Sunkus Co., Ltd.                              30,100             655
Citizen Watch Co., Ltd.                                35,500             314
Cosmo Oil Co., Ltd.                                    51,000             227
Credit Saison Co., Ltd.                                90,850           3,030
Dai Nippon Printing Co., Ltd.                          24,000             376
Daihatsu Motor Co., Ltd.                               25,000             215

                                               International Securities Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daiichi Pharmaceutical Co., Ltd.                        5,200             119
Daikin Industries, Ltd.                                30,700             747
Daimaru, Inc.                                          27,000             245
Dainippon Ink and Chemicals, Inc.                       9,000              27
Dainippon Screen Manufacturing Co., Ltd.               96,000             643
Daito Trust Construction Co., Ltd.                         50               2
Daiwa House Industry Co., Ltd.                         21,000             236
Daiwa Securities Group, Inc.                          203,000           1,192
Denki Kagaku Kogyo Kabushiki Kaisha                    32,000             116
Denso Corp.                                             3,700              89
Dentsu, Inc.                                              604           1,494
Don Quijote Co., Ltd.                                  14,200             810
East Japan Railway Co.                                    601           2,951
Eisai Co., Ltd.                                       149,900           5,107
Fanuc, Ltd.                                            62,000           4,412
Fast Retailing Co., Ltd.                               15,700             920
Frontier Real Estate Investment Corp. (o)                  60             389
Fuji Heavy Industries, Ltd.                           454,800           1,954
Fuji Photo Film Co., Ltd.                              91,500           2,840
Fujitsu, Ltd.                                         232,000           1,298
Funai Electric Co., Ltd.                               19,900           1,919
Hachijuni Bank, Ltd. (The)                              7,000              45
Hankyu Department Stores                               12,000              82
Hirose Electric Co., Ltd.                               3,500             364
HIS Co., Ltd.                                          10,800             219
Hitachi Cable, Ltd.                                     6,000              25
Hitachi Chemical Co., Ltd.                              7,800             134
Hitachi Koki Co., Ltd.                                  6,000              68
Hitachi Kokusai Electric, Inc.                         47,000             432
Hitachi Zosen Corp. (AE)                                1,000               1
Hitachi, Ltd.                                         885,000           5,384
Hokkaido Electric Power Co., Inc.                       7,100             147
Hokuhoku Financial Group, Inc.                        295,000             848
Hokuriku Electric Power Co.                               200               4
Honda Motor Co., Ltd.                                 142,200           7,311
Hoya Corp.                                             24,300           2,996
Ibiden Co., Ltd.                                       74,400           1,999
Isuzu Motors, Ltd.                                     43,000             122
Ito-Yokado Co., Ltd.                                    9,000             299
Itochu Corp.                                          625,000           3,252
Japan Logistics Fund, Inc. (AE)(o)                         37             237
Japan Radio Co., Ltd. (AE)                             59,000             252
Japan Single-Residence REIT, Inc. (AE)(o)                   2               9
Japan Tobacco, Inc.                                     1,172          16,680
JFE Holdings, Inc.                                    133,200           3,448
Joyo Bank, Ltd. (The)                                  21,000             102
JS Group Corp.                                         87,200           1,419
JSR Corp.                                              23,300             461
Kadokawa Holdings, Inc.                                22,300             774
Kaken Pharmaceutical Co., Ltd.                          9,000              65
Kamigumi Co., Ltd.                                     66,000             503
Kaneka Corp.                                          185,000           2,090
Kansai Electric Power Co., Inc. (The)                  40,900             862
Kao Corp.                                             110,700           2,531
Kawasaki Heavy Industries, Ltd.                       114,000             227
Kawasaki Kisen Kaisha, Ltd.                            36,000             221
KDDI Corp.                                              1,578           7,608
Keihin Corp.                                            5,400              94
Keio Corp.                                             57,000             299
Keyence Corp.                                          17,800           4,272
Kirin Brewery Co., Ltd.                                 9,000              84
Kobe Steel, Ltd.                                      757,000           1,562
Koei Co., Ltd.                                         15,800             360
Komatsu, Ltd.                                         338,000           3,190
Konica Minolta Holdings, Inc.                          58,000             530
Kose Corp.                                             10,900             379
Koyo Seiko Co., Ltd.                                   14,000             197
Kubota Corp.                                           82,000             477
Kuraray Co., Ltd.                                     158,700           1,423
Kyocera Corp.                                          19,100           1,347
Kyorin Pharmaceutical Co., Ltd.                         2,000              26
Kyowa Exeo Corp.                                        5,000              44
Kyowa Hakko Kogyo Co., Ltd.                            40,000             264
Kyushu Electric Power Co., Inc.                        18,600             400
Lawson, Inc.                                           12,800             459
Leopalace21 Corp.                                      22,500             367
Livedoor Co., Ltd. (AE)                               161,017             676
Mabuchi Motor Co., Ltd.                                43,100           2,392
Makita Corp.                                           21,000             442
Mars Engineering Corp.                                  9,200             254
Marubeni Corp.                                        135,000             502
Matsumotokiyoshi Co., Ltd.                             43,800           1,145
Matsushita Electric Industrial Co., Ltd.              579,000           9,435
Matsushita Electric Works, Ltd.                        13,000             109
Meiji Dairies Corp.                                    27,000             149
Meitec Corp.                                           11,700             356
Millea Holdings, Inc.                                     247           3,230
Minebea Co., Ltd.                                     428,000           1,789
Mitsubishi Chemical Corp.                             155,000             456
Mitsubishi Corp.                                       50,200             717
Mitsubishi Electric Corp.                             104,000             549
Mitsubishi Estate Co., Ltd.                            31,000             345
Mitsubishi Gas Chemical Co., Inc.                      22,000             116
Mitsubishi Heavy Industries, Ltd.                       6,000              15
Mitsubishi Rayon Co., Ltd.                            196,000             783

 30  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.                  1,031           8,657
Mitsui & Co., Ltd.                                    178,000           1,716
Mitsui Chemicals, Inc.                                167,000           1,012
Mitsui Engineering & Shipbuilding Co., Ltd.            18,000              37
Mitsui Fudosan Co., Ltd.                              121,000           1,379
Mitsui OSK Lines, Ltd.                                247,000           1,584
Mitsui Sumitomo Insurance Co., Ltd.                    36,000             320
Mitsui Trust Holdings, Inc.                            33,000             334
Mizuho Financial Group, Inc.                              837           3,775
Murata Manufacturing Co., Ltd.                         55,800           2,700
NEC Corp.                                              89,000             455
NET One Systems Co., Ltd.                                 230             589
Netprice, Ltd. (AE)(N)                                     56             285
Nichirei Corp.                                          7,000              28
Nidec Copal Corp.                                       9,500             105
Nidec Corp.                                             5,400             584
Nikko Cordial Corp.                                    76,000             326
Nintendo Co., Ltd.                                     33,100           3,474
Nippon Electric Glass Co., Ltd.                       298,000           4,474
Nippon Express Co., Ltd.                              863,400           3,694
Nippon Kayaku Co., Ltd.                                 6,000              40
Nippon Light Metal Co., Ltd.                           85,000             203
Nippon Meat Packers, Inc.                              85,000             971
Nippon Mining Holdings, Inc.                          345,000           2,053
Nippon Oil Corp.                                      189,000           1,298
Nippon Shokubai Co., Ltd.                               3,000              25
Nippon Steel Corp.                                    508,000           1,283
Nippon Telegraph & Telephone Corp.                        860           3,725
Nippon Yusen Kabushiki Kaisha                         245,000           1,419
Nishi-Nippon City Bank, Ltd. (The)                    181,000             739
Nissan Motor Co., Ltd.                                292,200           3,036
Nissen Co., Ltd.                                        7,800              88
Nissha Printing Co., Ltd.                              17,000             305
Nisshin Seifun Group, Inc.                              4,000              42
Nisshin Steel Co., Ltd.                               120,000             298
Nisshinbo Industries, Inc.                              7,000              57
Nitto Denko Corp.                                     128,200           7,047
NOK Corp.                                              18,000             458
Nomura Holdings, Inc.                                  54,600             647
NSK, Ltd.                                              72,000             380
NTT DoCoMo, Inc.                                          195             302
NTT Urban Development Corp.                               102             428
Obayashi Corp.                                         33,000             185
OJI Paper Co., Ltd.                                   105,000             529
Olympus Corp.                                           3,000              61
OMC Card, Inc.                                         21,000             279
Omron Corp.                                            47,400           1,012
Ono Pharmaceutical Co., Ltd.                            2,000              96
ORIX Corp.                                             93,300          13,793
Otsuka Corp.                                              400              34
Parco Co., Ltd.                                        50,000             359
Promise Co., Ltd.                                      15,350             934
Rakuten, Inc.                                             743             570
Renown D'urban Holdings, Inc. (AE)                     18,700             184
Resona Holdings, Inc. (AE)                             66,000             116
Ricoh Co., Ltd.                                       128,000           1,962
Rinnai Corp.                                           90,500           2,181
Rohm Co., Ltd.                                         27,700           2,513
Sanken Electric Co., Ltd.                              51,000             593
Sankyo Co., Ltd.                                       23,600             642
Sanyo Shinpan Finance Co., Ltd.                        21,800           1,534
Sapporo Hokuyo Holdings, Inc.                               6              45
Sega Sammy Holdings, Inc.                              76,700           4,741
Seino Transportation Co., Ltd.                          4,000              35
Sekisui Chemical Co., Ltd.                            187,000           1,211
Sekisui House, Ltd.                                   214,700           2,168
Senshukai Co., Ltd.                                    11,000              98
SFCG Co., Ltd.                                          3,780             851
Shimachu Co., Ltd.                                      4,500             111
Shin-Etsu Chemical Co., Ltd.                           74,000           2,804
Shinko Electric Industries Co., Ltd.                    2,900             122
Shinsei Bank, Ltd.                                    576,000           3,095
Shionogi & Co., Ltd.                                   27,000             335
Shizuoka Bank, Ltd. (The)                               9,000              76
Showa Denko KK                                         78,000             196
Showa Shell Sekiyu KK                                  19,900             216
Skylark Co., Ltd.                                     132,800           1,917
SMC Corp.                                               6,000             682
Softbank Corp.                                         29,300           1,201
Sohgo Security Services Co., Ltd.                      63,190             815
Sompo Japan Insurance, Inc.                            37,000             352
Sony Corp.                                             23,200             766
Stanley Electric Co., Ltd.                             48,600             768
STB Leasing Co., Ltd.                                  10,800             177
Sumisho Lease Co., Ltd.                                25,300             909
Sumitomo Bakelite Co., Ltd.                           227,700           1,406
Sumitomo Chemical Co., Ltd.                           482,700           2,464
Sumitomo Corp.                                         12,000             101
Sumitomo Electric Industries, Ltd.                     84,000             942
Sumitomo Forestry Co., Ltd.                            69,000             640
Sumitomo Heavy Industries, Ltd.                       750,000           3,596
Sumitomo Metal Industries, Ltd.                       861,000           1,570
Sumitomo Metal Mining Co., Ltd.                        22,000             152
Sumitomo Mitsui Financial Group, Inc.                   1,787          11,778
Sumitomo Osaka Cement Co., Ltd.                       206,000             539
Sumitomo Rubber Industries, Inc.                       50,000             503

                                               International Securities Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Trust & Banking Co., Ltd. (The)               42,000             259
Suzuken Co., Ltd.                                         200               5
T&D Holdings, Inc.                                     37,700           1,787
Taiheiyo Cement Corp.                                  56,000             162
Taiyo Nippon Sanso Corp.                                8,000              42
Take And Give Needs Co., Ltd. (AE)                         22              26
Takeda Pharmaceutical Co., Ltd.                       295,500          15,113
Takefuji Corp.                                         54,860           3,552
Tanabe Seiyaku Co., Ltd.                                4,000              38
TDK Corp.                                              17,400           1,195
Teijin, Ltd.                                           58,000             265
Telewave, Inc.                                             74             340
Terumo Corp.                                           66,500           1,863
Tobu Railway Co., Ltd.                                 19,000              71
Toda Corp.                                              5,000              22
Tohoku Electric Power Co., Inc.                        11,100             243
Tokai Rika Co., Ltd.                                   14,000             240
Tokyo Broadcasting System, Inc.                         4,100              71
Tokyo Electric Power Co., Inc. (The)                  141,800           3,393
Tokyo Gas Co., Ltd.                                 1,499,000           5,453
Tokyo Tomin Bank, Ltd. (The)                           16,100             397
Toppan Printing Co., Ltd.                              27,000             264
Toray Industries, Inc.                                547,000           2,559
Toshiba Corp.                                         164,000             637
Toyo Seikan Kaisha, Ltd.                               17,000             261
Toyobo Co., Ltd.                                       45,000             104
Toyoda Gosei Co., Ltd.                                105,600           1,823
Toyota Motor Corp.                                    696,000          26,311
Toyota Tsusho Corp.                                     6,000              98
Trend Micro, Inc.                                      21,000             753
UFJ Holdings, Inc. (AE)                                   437           2,254
Uniden Corp.                                           23,000             374
USS Co., Ltd.                                           6,740             451
Valor Co., Ltd.                                         5,100             142
West Japan Railway Co.                                    610           2,040
World Co., Ltd.                                         3,000             125
Xebio Co., Ltd.                                        10,000             341
Yahoo! Japan Corp.                                        536           1,154
Yamada Denki Co., Ltd.                                 65,000           3,671
Yamaha Motor Co., Ltd.                                 71,400           1,324
Yamato Transport Co., Ltd.                            209,000           2,779
Yamazaki Baking Co., Ltd.                               5,000              41
Yokogawa Electric Corp.                                34,600             428
                                                                 ------------
                                                                      406,058
                                                                 ------------

Luxembourg - 0.4%
Arcelor                                               184,840           3,992
SES Global                                            186,337           2,923
SES Global SA                                         128,884           2,022
Tenaris SA - ADR                                       11,800           1,108
                                                                 ------------
                                                                       10,045
                                                                 ------------

Mexico - 0.9%
America Movil SA de CV - ADR Series L                  95,100           2,117
Coca-Cola Femsa SA de CV - ADR                         72,000           2,053
Fomento Economico Mexicano SA de CV - ADR              21,600           1,404
Grupo Televisa SA - ADR                               174,250          11,495
Telefonos de Mexico SA de CV - ADR                    106,300           2,048
Wal-Mart de Mexico SA de CV                           413,900           1,852
                                                                 ------------
                                                                       20,969
                                                                 ------------

Netherlands - 3.7%
ABN AMRO Holding NV                                   146,141           3,654
Aegon NV                                              241,434           3,460
Akzo Nobel NV                                           9,900             407
Buhrmann NV                                            92,800           1,051
CSM NV Class A                                          7,600             240
DSM NV                                                 24,200           1,841
Euronext NV (AE)                                       33,100           1,300
European Aeronautic Defense and Space Co.             203,388           6,838
Heineken Holding NV                                     2,035              60
Heineken NV                                            99,440           3,165
Hunter Douglas NV                                       1,300              66
ING Groep NV                                          747,194          22,630
Koninklijke Ahold NV (AE)                             934,489           8,226
Koninklijke Philips Electronics NV                    306,430           8,317
OCE NV                                                 11,200             164
Randstad Holdings NV                                   26,800           1,093
Reed Elsevier NV                                      545,920           7,433
Rodamco Europe NV                                      16,700           1,415
Royal KPN NV                                           40,400             352
Royal Numico NV (AE)                                  185,930           7,845
Royal P&O Nedlloyd NV                                   3,300             227
TNT NV                                                 25,100             637
TomTom NV (AE)                                         80,539           2,663
Vedior NV                                                 900              14
VNU NV                                                 44,820           1,286
Wolters Kluwer NV                                     120,070           2,335
                                                                 ------------
                                                                       86,719
                                                                 ------------

 32  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

New Zealand - 0.2%
Carter Holt Harvey, Ltd.                              162,500             272
Sky City Entertainment Group, Ltd.                     26,600              88
Telecom Corp. of New Zealand, Ltd.                  1,151,841           4,937
                                                                 ------------
                                                                        5,297
                                                                 ------------

Norway - 0.8%
Aker Kvaerner ASA (AE)(N)                              43,700           2,131
DNB NOR ASA                                           680,263           7,127
Norsk Hydro ASA                                        17,400           1,657
Petroleum Geo-Services ASA (AE)                        61,800           1,495
Statoil ASA                                           267,200           5,805
Stolt Offshore SA (AE)                                  6,000              69
                                                                 ------------
                                                                       18,284
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA (AE)      175,598           1,461
                                                                 ------------

Portugal - 0.1%
Energias de Portugal SA                               909,660           2,426
                                                                 ------------

Singapore - 1.2%
CapitaCommercial Trust (o)                            207,000             189
CapitaLand, Ltd.                                      304,000             517
City Developments, Ltd.                                44,000             229
ComfortDelgro Corp., Ltd.                              16,000              15
Creative Technology, Ltd.                               6,250              47
DBS Group Holdings, Ltd.                              567,840           5,493
Flextronics International, Ltd. (AE)                  130,600           1,768
Fraser and Neave, Ltd.                                 19,000             187
Hyflux, Ltd.                                           65,500             152
Jardine Cycle & Carriage, Ltd.                         30,000             242
Keppel Corp., Ltd.                                    498,000           3,770
Keppel Land, Ltd.                                      39,000              75
MobileOne, Ltd.                                       202,000             250
NatSteel, Ltd.                                         50,000              66
Neptune Orient Lines, Ltd.                            104,000             225
Oversea-Chinese Banking Corp.                         396,400           3,073
Parkway Holdings, Ltd.                                286,000             361
SembCorp Industries, Ltd.                              45,120              75
SembCorp Logistics, Ltd.                               23,000              25
SembCorp Marine, Ltd.                                  14,000              23
Singapore Airlines, Ltd.                               23,000             165
Singapore Technologies Engineering, Ltd.              207,000             327
Singapore Telecommunications, Ltd. (N)              4,584,430           7,630
SMRT Corp., Ltd.                                       14,000              10
United Overseas Bank, Ltd.                            276,900           2,512
United Overseas Land, Ltd.                             11,300              16
Venture Corp., Ltd.                                    40,000             385
                                                                 ------------
                                                                       27,827
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                   134,218           1,735
                                                                 ------------

South Korea - 1.1%
Hynix Semiconductor, Inc. (AE)                         93,300           2,172
Korea Electric Power Corp.                             56,600           1,968
Korea Electric Power Corp. - ADR                       99,640           1,741
KT Corp. - ADR (N)                                     80,900           1,791
LG.Philips LCD Co., Ltd. (AE)(N)                      122,310           5,664
Samsung Electronics Co., Ltd.                          20,254          11,146
SK Telecom Co., Ltd. - ADR (N)                         51,090           1,097
                                                                 ------------
                                                                       25,579
                                                                 ------------

Spain - 3.8%
Acciona SA                                                700              72
Acerinox SA (N)                                        31,000             441
Actividades de Construccion y Servicios SA            164,193           4,748
Altadis SA                                            196,604           8,310
Antena 3 de Television SA (N)                          15,200             300
Banco Bilbao Vizcaya Argentaria SA                    544,828           9,189
Banco de Sabadell SA                                  204,760           5,231
Banco Popular Espanol SA (N)                          234,500           2,800
Banco Santander Central Hispano SA                    456,449           5,656
Bankinter SA                                           11,500             601
Cia de Distribucion Integral Logista SA                 1,700              89
Corp Mapfre SA                                         91,710           1,534
Ebro Puleva SA                                         31,200             545
Endesa SA                                             351,665           7,875
Fomento de Construcciones y Contratas SA                5,600             316
Gestevision Telecinco SA                               51,100           1,211
Iberdrola SA                                          325,995           8,312
Iberia Lineas Aereas de Espana SA                     137,100             422
Indra Sistemas SA                                      79,600           1,582
Repsol YPF SA                                         171,800           4,816
Repsol YPF SA - ADR                                   102,316           2,851
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              53
Telefonica SA                                       1,212,450          20,419
Union Fenosa SA                                        84,200           2,473
                                                                 ------------
                                                                       89,846
                                                                 ------------

                                               International Securities Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Sweden - 2.3%
Atlas Copco AB Class A (N)                            255,630           4,345
Billerud AB                                            13,900             183
Electrolux AB                                           8,300             186
Elekta AB Class B                                       4,800             226
Gambro AB Class A                                      10,400             151
Hennes & Mauritz AB Class B                           273,021           9,737
Lundin Petroleum AB (AE)                               26,000             267
Nordea Bank AB                                        181,200           1,738
OMX AB (AE)                                             6,400              77
Sandvik AB                                            159,910           6,393
Securitas AB Class B                                  140,752           2,383
Skandia Forsakrings AB                                503,970           2,855
Skandinaviska Enskilda Banken AB Class A               27,200             483
Skanska AB Class B                                     29,500             382
Svenska Cellulosa AB Class B                          124,410           4,213
Svenska Handelsbanken Class A                         100,949           2,177
Swedish Match AB                                        1,400              18
Tele2 AB Class B (AE)(N)                               16,800             182
Telefonaktiebolaget LM Ericsson Class B             4,948,322          16,947
TeliaSonera AB                                         78,500             388
Volvo AB Class A                                        6,000             244
Volvo AB Class B                                       13,900             583
                                                                 ------------
                                                                       54,158
                                                                 ------------

Switzerland - 6.0%
ABB, Ltd. (AE)                                        374,167           2,550
Ciba Specialty Chemicals AG                            57,131           3,418
Clariant AG                                            86,670           1,204
Compagnie Financiere Richemont AG Class A             105,886           3,731
Credit Suisse Group                                   317,486          13,305
Georg Fischer AG                                        1,251             414
Givaudan SA                                             2,660           1,596
Kuehne & Nagel International AG                        10,422           2,325
Kuoni Reisen Holding AG                                   100              38
Lonza Group AG                                         17,773             981
Micronas Semiconductor Holding AG (AE)                 25,400           1,005
Nestle SA                                              51,914          14,242
Nobel Biocare Holding AG                                2,200             464
Novartis AG                                           262,178          12,757
PubliGroupe SA                                            341             103
Rieter Holding AG                                         923             279
Roche Holding AG                                      239,442          32,556
Schindler Holding AG                                      600             242
Sulzer AG                                               1,994             955
Swatch Group AG Class B                                 8,723           1,250
Swatch Group AG                                       123,797           3,656
Swiss Life Holding (AE)                                   171              24
Swiss Reinsurance                                      53,600           3,411
Swisscom AG                                             4,615           1,524
Syngenta AG                                            42,352           4,421
Synthes, Inc.                                          36,967           4,011
UBS AG                                                287,265          23,609
Valora Holding AG                                         319              67
Xstrata PLC                                           123,180           2,620
Zurich Financial Services AG                           23,708           4,213
                                                                 ------------
                                                                      140,971
                                                                 ------------

Taiwan - 0.9%
AU Optronics Corp. - ADR                              535,784           8,498
AU Optronics Corp. - ADR (AE)                          32,300             512
Chi Mei Optoelectronics Corp.                       3,789,000           5,562
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                500,649           4,301
United Microelectronics Corp. - ADR                   426,011           1,640
                                                                 ------------
                                                                       20,513
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      527,600           1,343
                                                                 ------------

Turkey - 0.1%
Turkiye Garanti Bankasi AS (AE)                       426,200           1,176
                                                                 ------------

United Kingdom - 18.2%
3i Group PLC                                          299,556           3,749
Alliance & Leicester PLC                               18,300             282
Alliance Unichem PLC                                   66,000             963
Amvescap PLC                                          205,669           1,492
Anglo American PLC                                    153,512           3,885
Arriva PLC                                             41,500             411
Associated British Foods PLC                          115,400           1,740
AstraZeneca PLC                                       258,637          11,644
Aviva PLC                                             908,715          10,445
AWG PLC                                                22,000             375
BAA PLC                                               153,300           1,626
BAE Systems PLC                                     1,105,066           5,982
Barclays PLC                                        1,147,138          11,230
Barratt Developments PLC                               38,300             485
Berkeley Group Holdings PLC                             8,000             126
BG Group PLC                                        1,894,599          15,692
BHP Billiton PLC                                      216,700           3,072
BOC Group PLC                                         359,345           6,834

 34  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boots Group PLC                                       801,444           8,529
BP PLC                                              3,041,298          33,648
Bradford & Bingley PLC                                 78,200             463
Brambles Industries PLC                               797,796           4,392
Britannic Group PLC                                    15,000             163
British Airways PLC (AE)                              103,100             503
British American Tobacco PLC                          115,500           2,308
British Land Co. PLC                                  194,600           2,871
BT Group PLC                                        1,571,075           6,282
Bunzl PLC (AE)                                         23,773             218
Burren Energy PLC (AE)                                 92,200           1,240
Cable & Wireless PLC                                  221,000             619
Carnival PLC                                          113,642           6,122
Carphone Warehouse Group PLC                        1,036,823           3,353
Cattles PLC                                             8,100              42
Centrica PLC                                          698,610           2,879
Compass Group PLC                                      30,700             133
Corus Group PLC (AE)                                1,195,466             988
Davis Service Group PLC                                 2,400              19
Diageo PLC                                            488,319           6,746
Dixons Group PLC                                       13,800              38
EMI Group PLC                                       1,278,823           5,434
Filtrona PLC (AE)                                      39,712             161
Firstgroup PLC                                         34,500             193
Friends Provident PLC                                 603,660           1,934
GKN PLC                                             1,263,011           5,888
GlaxoSmithKline PLC                                 1,231,891          29,034
HBOS PLC                                              812,241          12,341
Hilton Group PLC                                    1,006,761           5,131
HMV Group PLC                                          90,700             392
HSBC Holdings PLC                                     717,987          11,648
Imperial Chemical Industries PLC                      195,000             910
Imperial Tobacco Group PLC                            207,982           5,348
Inchcape PLC                                           20,500             729
Intercontinental Hotels Group PLC                     179,436           2,283
International Power PLC                               184,400             686
ITV PLC                                               439,055             926
J Sainsbury PLC                                       493,715           2,425
Kelda Group PLC                                        34,400             429
Kesa Electricals PLC                                  776,004           3,454
Land Securities Group PLC                              13,800             338
Legal & General Group PLC                              88,600             178
Lloyds TSB Group PLC                                1,181,813          10,012
Man Group PLC                                           2,100              60
Marconi Corp. PLC (AE)                                  5,500              26
Marks & Spencer Group PLC                             276,679           1,741
Meggitt PLC                                            88,000             479
Mitchells & Butlers PLC                               398,364           2,493
Next PLC                                              105,730           2,925
Northern Foods PLC                                    189,200             512
O2 PLC (AE)                                           434,100           1,062
Old Mutual PLC                                        622,600           1,428
PartyGaming PLC (AE)                                  493,900           1,502
Peninsular and Oriental Steam Navigation Co.
   (The)                                               21,000             116
Pennon Group PLC                                       11,500             215
Persimmon PLC                                         107,000           1,504
Pilkington PLC                                        157,000             339
Prudential PLC                                        231,622           2,184
Punch Taverns PLC                                     218,240           2,871
Reckitt Benckiser PLC                                 418,186          12,568
Reed Elsevier PLC                                      19,300             178
Reuters Group PLC                                     389,800           2,650
Rexam PLC                                             142,241           1,224
Rio Tinto PLC                                         236,923           7,895
Rolls-Royce Group PLC (AE)                            133,407             784
Royal & Sun Alliance Insurance Group PLC              860,414           1,372
Royal Bank of Scotland Group PLC                      396,253          11,798
Royal Dutch Shell PLC Class B (AE)                    335,253          10,641
Royal Dutch Shell PLC Class A (AE)(N)                 526,694          16,195
SABMiller PLC                                          80,400           1,402
Scottish & Newcastle PLC                               25,400             205
Scottish & Southern Energy PLC                        136,600           2,350
Scottish Power PLC                                     34,700             307
Shire Pharmaceuticals PLC                              51,300             592
Smith & Nephew PLC                                    355,858           3,384
Smiths Group PLC                                       69,600           1,172
Somerfield PLC                                        134,000             470
Sportingbet PLC (AE)                                  226,500           1,475
Stagecoach Group PLC                                  206,162             412
Standard Chartered PLC                                405,048           7,902
Tate & Lyle PLC                                       332,500           2,709
Taylor Woodrow PLC                                    247,397           1,476
Tesco PLC                                           1,243,500           7,114
Trinity Mirror PLC                                    133,300           1,434
Unilever PLC                                          845,650           8,182
United Business Media PLC                              43,864             422
United Utilities PLC                                   61,400             693
Vodafone Group PLC                                  9,644,415          24,833
Whitbread PLC                                          81,334           1,414
William Hill PLC                                      495,234           5,022
Wimpey George PLC                                     218,300           1,635
Wolseley PLC                                            3,000              63

                                               International Securities Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
WPP Group PLC                                          51,500             546
Yell Group PLC                                        334,788           2,655
                                                                 ------------
                                                                      424,094
                                                                 ------------

United States - 0.1%
Transocean, Inc. (AE)                                  61,600           3,476
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,753,701)                                                   2,083,211
                                                                 ------------

PREFERRED STOCKS - 0.4%

Brazil - 0.1%
Banco Itau Holding Financeira SA                        6,350           1,201
                                                                 ------------

Germany - 0.3%
Fresenius AG                                           22,600           2,903
Fresenius Medical Care AG                               5,000             355
Henkel KGaA                                            11,500           1,081
Invesco Perpetual UK Smaller Companies
   Investment Trust PLC                                 8,100             148
Porsche AG                                                809             642
                                                                 ------------
                                                                        5,129
                                                                 ------------

Italy - 0.0%
Unipol SpA                                            147,400             385
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $5,164)                                                           6,715
                                                                 ------------

WARRANTS & RIGHTS - 0.1%

Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd.
   2006 Warrants (AE)                                   1,800               1
                                                                 ------------

Luxembourg - 0.1%
Bharti Televentures
   2009 Warrants (AE)                                 213,700           1,351
Satyam Computer Services, Ltd.
   2007 Warrants (AE)                                 136,900           1,651
                                                                 ------------
                                                                        3,002
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $2,298)                                                           3,003
                                                                 ------------

                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------


OPTIONS PURCHASED - 0.0%

(Number of Contracts)
Belgium - 0.0%
Bel 20 Index Futures
   Aug 2005 3,134.00 (EUR) Call (9)                       342              65
                                                                 ------------

Switzerland - 0.0%
Swiss Market Index
   Sep 2005 6,271.27 (CHF) Call (26)                    1,265             169
   Sep 2005 6,280.00 (CHF) Call (37)                    1,803             238
                                                                 ------------
                                                                          407
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $302)                                                               472
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.8%

United States - 9.8%
Frank Russell Investment Company
   Money Market Fund                              212,953,000         212,953
United States Treasury Bills (z)(sec.)
   2.995% due 09/15/05 (c)                             10,000           9,963
   3.144% due 10/13/05                                  7,000           6,944
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $229,872)                                                       229,860
                                                                 ------------

 36  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------


OTHER SECURITIES - 18.4%
Frank Russell Investment Company
   Money Market Fund (X)                          150,031,331         150,031
State Street Securities Lending Quality Trust
   (X)                                            279,809,528         279,810
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $429,841)                                                       429,841
                                                                 ------------

TOTAL INVESTMENTS - 118.0%
(identified cost $2,421,178)                                        2,753,102

OTHER ASSETS AND LIABILITIES,

NET - (18.0%)                                                        (419,466)
                                                                 ------------

NET ASSETS - 100.0%                                                 2,333,636
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
                                                      AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 08/05 (248)                             23,638                175

CAC-40 Index (France)
   expiration date 08/05 (361)                             19,530                419
   expiration date 09/05 (317)                             17,177              1,002
DAX Index (Germany)
   expiration date 09/05 (166)                             24,697              1,468

EUR STOXX 50 Index (EMU)
   expiration date 09/05 (974)                             39,373              1,865

FTSE-100 Index (UK)
   expiration date 09/05 (464)                             43,056              1,524

Hang Seng Index (Hong Kong)
   expiration date 08/05 (40)                               3,829                 21

IBEX Plus Index (Spain)
   expiration date 08/05 (2)                                  245                  5

OMX Stockholm 30 Index (Sweden)
   expiration date 08/05 (911)                             10,151                167

SPI 200 Index (Australia)
   expiration date 09/05 (115)                              9,536                256

TOPIX Index (Japan)
   expiration date 09/05 (348)                             37,409              1,758

Short Positions
FTSE-100 Index (UK)
   expiration date 09/05 (3)                                  278                 (8)

Hang Seng Index (Hong Kong)
   expiration date 08/05 (21)                               2,010                (11)

MIB-30 (Italy)
   expiration date 09/05 (30)                               6,137               (231)

SPI 200 Index (Australia)
   expiration date 09/05 (137)                             11,360               (317)

TOPIX Index (Japan)
   expiration date 09/05 (45)                               4,837               (237)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      7,856
                                                                     ===============
OPTIONS WRITTEN
                                                     NOTIONAL            MARKET
                                                      AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Belgium
Bel 20 Index Futures
   Aug 2005 3,134.00 (EUR) Put (9)                            342                (55)

Switzerland
Swiss Market Index
   Sep 2005 6,271.27 (CHF) Put (26)       1,265                                 (101)
   Sep 2005 6,280.00 (CHF) Put (37)       1,803                                 (143)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $302)                                                     (299)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 38  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              28      AUD            37    08/02/05                 --
USD              17      AUD            23    08/03/05                 --
USD              37      AUD            49    08/03/05                 --
USD              84      AUD           110    08/03/05                 --
USD              22      AUD            30    08/04/05                 --
USD              36      AUD            48    08/04/05                 --
USD             138      AUD           182    08/04/05                 --
USD             376      AUD           500    09/21/05                  1
USD             378      AUD           500    09/21/05                 (1)
USD             381      AUD           500    09/21/05                 (4)
USD             457      AUD           600    09/21/05                 (5)
USD             458      AUD           600    09/21/05                 (5)
USD             737      AUD         1,000    09/21/05                 17
USD             757      AUD         1,000    09/21/05                 (2)
USD             768      AUD         1,000    09/21/05                (13)
USD           1,371      AUD         1,783    09/21/05                (25)
USD           1,829      AUD         2,453    09/21/05                 23
USD           1,829      AUD         2,453    09/21/05                 22
USD           1,829      AUD         2,453    09/21/05                 22
USD           1,852      AUD         2,389    09/21/05                (48)
USD           1,852      AUD         2,389    09/21/05                (48)
USD           1,925      AUD         2,582    09/21/05                 24
USD           2,750      AUD         3,550    09/21/05                (70)
USD           3,281      AUD         4,300    09/21/05                (36)
USD           3,436      AUD         4,500    09/21/05                (39)
USD           4,691      AUD         6,293    09/21/05                 59
USD             136      CHF           177    08/02/05                  1
USD           1,697      CHF         2,155    09/21/05                (17)
USD           4,384      CHF         5,509    09/21/05                (91)
USD          11,605      CHF        14,580    09/21/05               (242)
USD             155      DKK           949    09/21/05                 (1)
USD             198      DKK         1,220    09/21/05                  1
USD             361      DKK         2,211    09/21/05                 (1)
USD              83      EUR            69    08/01/05                 --
USD             115      EUR            95    08/01/05                 --
USD             235      EUR           195    08/01/05                  1
USD             287      EUR           238    08/01/05                  1
USD              59      EUR            49    08/02/05                 --
USD              85      EUR            70    08/02/05                 --
USD             105      EUR            87    08/02/05                 --
USD             354      EUR           292    08/02/05                 --
USD             793      EUR           654    08/02/05                 (1)
USD              37      EUR            31    08/03/05                 --
USD              83      EUR            68    08/03/05                 --
USD             158      EUR           130    08/03/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             322      EUR           266    08/03/05                 --
USD             737      EUR           600    09/21/05                 (7)
USD           1,194      EUR         1,000    09/21/05                 21
USD           1,209      EUR         1,000    09/21/05                  6
USD           1,215      EUR         1,000    09/21/05                 --
USD           1,223      EUR         1,000    09/21/05                 (8)
USD           1,227      EUR         1,000    09/21/05                (12)
USD           1,800      EUR         1,500    09/21/05                 23
USD           1,827      EUR         1,500    09/21/05                 (4)
USD           1,833      EUR         1,500    09/21/05                (10)
USD           1,841      EUR         1,500    09/21/05                (18)
USD           2,397      EUR         2,000    09/21/05                 33
USD           2,420      EUR         2,000    09/21/05                 10
USD           3,020      EUR         2,500    09/21/05                 18
USD           3,068      EUR         2,500    09/21/05                (30)
USD           4,125      EUR         3,383    09/21/05                (14)
USD           4,125      EUR         3,383    09/21/05                (14)
USD           5,641      EUR         4,600    09/21/05                (51)
USD           6,774      EUR         5,551    09/21/05                (29)
USD           8,447      EUR         6,986    09/21/05                 42
USD          18,403      EUR        15,000    09/21/05               (177)
USD          21,242      EUR        17,300    09/21/05               (221)
USD          24,231      EUR        19,750    09/21/05               (233)
USD             195      GBP           112    08/01/05                  2
USD             455      GBP           260    08/01/05                  2
USD             824      GBP           472    08/01/05                  5
USD               9      GBP             5    08/02/05                 --
USD             394      GBP           224    08/02/05                 --
USD             797      GBP           454    08/02/05                  1
USD             544      GBP           300    09/21/05                (18)
USD             872      GBP           500    09/21/05                  5
USD             876      GBP           500    09/21/05                  2
USD             879      GBP           500    09/21/05                 (1)
USD             879      GBP           500    09/21/05                 (1)
USD             883      GBP           500    09/21/05                 (6)
USD             908      GBP           500    09/21/05                (30)
USD           1,744      GBP         1,000    09/21/05                 11
USD           1,818      GBP         1,000    09/21/05                (63)
USD           2,607      GBP         1,500    09/21/05                 26
USD           3,664      GBP         2,000    09/21/05               (154)
USD           5,168      GBP         2,850    09/21/05               (166)
USD           6,250      GBP         3,446    09/21/05               (202)
USD           6,291      GBP         3,448    09/21/05               (239)
USD           8,167      GBP         4,500    09/21/05               (269)
USD          26,755      GBP        14,750    09/21/05               (867)

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             820      HKD         6,369    08/01/05                 --
USD              43      HKD           337    09/21/05                 --
USD             232      HKD         1,800    09/21/05                 --
USD             430      HKD         3,339    09/21/05                 --
USD             652      HKD         5,067    09/21/05                 --
USD               3      JPY           375    08/01/05                 --
USD              10      JPY         1,165    08/01/05                 --
USD              29      JPY         3,296    08/01/05                 --
USD              34      JPY         3,828    08/01/05                 --
USD              35      JPY         3,880    08/01/05                 --
USD             265      JPY        29,698    08/01/05                 (1)
USD             326      JPY        36,738    08/01/05                  1
USD             533      JPY        59,823    08/01/05                 (1)
USD               2      JPY           234    08/02/05                 --
USD               3      JPY           382    08/02/05                 --
USD               6      JPY           728    08/02/05                 --
USD              21      JPY         2,406    08/02/05                 --
USD             195      JPY        21,901    08/02/05                 --
USD             430      JPY        48,233    08/02/05                 (1)
USD             517      JPY        57,966    08/02/05                 (2)
USD           1,336      JPY       150,206    08/02/05                 --
USD               2      JPY           232    08/03/05                 --
USD               3      JPY           385    08/03/05                 --
USD              11      JPY         1,259    08/03/05                 --
USD              25      JPY         2,827    08/03/05                 --
USD              34      JPY         3,781    08/03/05                 --
USD              87      JPY         9,809    08/03/05                 --
USD             194      JPY        21,731    08/03/05                 (1)
USD             958      JPY       107,354    08/03/05                 (3)
USD             897      JPY       100,000    09/21/05                 (3)
USD             900      JPY       100,000    09/21/05                 (6)
USD             902      JPY       100,000    09/21/05                 (7)
USD             924      JPY       100,000    09/21/05                (29)
USD           1,408      JPY       150,000    09/21/05                (67)
USD           1,714      JPY       184,328    09/21/05                (66)
USD           1,804      JPY       200,000    09/21/05                (15)
USD           1,846      JPY       200,000    09/21/05                (58)
USD           1,851      JPY       200,000    09/21/05                (63)
USD           1,875      JPY       200,000    09/21/05                (86)
USD           2,641      JPY       283,973    09/21/05               (101)
USD           2,830      JPY       300,000    09/21/05               (147)
USD           4,698      JPY       500,000    09/21/05               (227)
USD           5,514      JPY       595,423    09/21/05               (190)
USD           7,045      JPY       750,000    09/21/05               (338)
USD          26,766      JPY     2,850,000    09/21/05             (1,280)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           2,767      JPY       303,470    09/29/05                (51)
USD              69      NOK           447    08/03/05                 --
USD             178      NOK         1,172    09/21/05                  3
USD           1,437      NOK         9,295    09/21/05                 (2)
USD           3,132      NOK        20,284    09/21/05                  1
USD           3,132      NOK        20,284    09/21/05                  1
USD           5,485      NOK        35,497    09/21/05                 (3)
USD           5,487      NOK        35,497    09/21/05                 (5)
USD           6,078      NOK        39,300    09/21/05                 (9)
USD              57      NZD            81    09/21/05                 (2)
USD          13,043      NZD        18,686    09/21/05               (394)
USD             602      SEK         4,658    09/21/05                 (1)
USD             219      SGD           365    09/21/05                  1
USD           1,493      SGD         2,521    09/21/05                 25
USD           1,799      SGD         3,040    09/21/05                 32
USD           1,800      SGD         3,040    09/21/05                 31
USD           1,800      SGD         3,040    09/21/05                 31
USD           1,800      SGD         3,040    09/21/05                 31
USD           3,300      SGD         5,573    09/21/05                 56
AUD              59      USD            44    08/02/05                 --
AUD             226      USD           170    08/02/05                 --
AUD              57      USD            43    08/03/05                 --
AUD              32      USD            24    08/04/05                 --
AUD             190      USD           144    08/04/05                 --
AUD             100      USD            76    09/21/05                  1
AUD           1,200      USD           923    09/21/05                 17
AUD           2,000      USD         1,493    09/21/05                (17)
AUD           3,486      USD         2,637    09/21/05                  6
CAD             204      USD           165    08/02/05                 (1)
CAD             375      USD           304    08/02/05                 (3)
CAD              59      USD            48    08/03/05                 --
CAD             157      USD           128    08/03/05                 --
CHF              51      USD            39    08/02/05                 --
CHF              81      USD            63    08/02/05                 --
CHF             217      USD           169    08/03/05                 --
CHF             194      USD           151    08/04/05                 --
CHF             110      USD            86    09/21/05                  1
CHF           6,338      USD         4,983    09/21/05                 43
CHF           6,339      USD         4,983    09/21/05                 43
CHF          10,404      USD         8,184    09/21/05                 75
DKK              94      USD            15    09/21/05                 --
EUR              14      USD            17    08/01/05                 --
EUR             183      USD           221    08/01/05                 (1)
EUR             877      USD         1,065    08/01/05                  1
EUR              11      USD            14    08/02/05                 --

See accompanying notes which are an integral part of the schedules of investments.

 40  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             223      USD           271    08/02/05                 --
EUR             436      USD           529    08/02/05                  1
EUR             500      USD           606    09/21/05                 (1)
EUR           2,000      USD         2,417    09/21/05                (13)
EUR           3,532      USD         4,316    09/21/05                 24
EUR           4,150      USD         5,087    09/21/05                 44
EUR           9,000      USD        10,882    09/21/05                (54)
EUR           9,700      USD        11,710    09/21/05                (76)
EUR          10,747      USD        13,038    09/21/05                (21)
EUR          12,254      USD        14,978    09/21/05                 88
GBP             447      USD           786    08/02/05                 --
GBP             234      USD           411    08/03/05                 --
GBP             399      USD           701    08/03/05                 --
GBP             500      USD           908    09/21/05                 30
GBP           1,000      USD         1,813    09/21/05                 58
GBP           2,431      USD         4,288    09/21/05                 22
GBP           3,100      USD         5,623    09/21/05                182
GBP           3,313      USD         5,844    09/21/05                 29
GBP           3,646      USD         6,431    09/21/05                 31
GBP           3,646      USD         6,429    09/21/05                 30
GBP           4,300      USD         7,517    09/21/05                (30)
GBP           6,077      USD        10,720    09/21/05                 55
GBP          18,230      USD        32,162    09/21/05                167
GBP           8,588      USD        14,924    10/31/05               (138)
HKD              33      USD             4    08/01/05                 --
HUF          40,281      USD           198    08/01/05                 (1)
JPY             184      USD             2    08/01/05                 --
JPY             458      USD             4    08/01/05                 --
JPY           4,083      USD            36    08/01/05                 --
JPY          20,394      USD           182    08/01/05                 --
JPY          55,010      USD           489    08/01/05                 --
JPY             184      USD             2    08/02/05                 --
JPY           1,005      USD             9    08/02/05                 --
JPY           1,141      USD            10    08/02/05                 --
JPY           6,506      USD            58    08/02/05                 --
JPY          10,191      USD            91    08/02/05                 --
JPY          17,490      USD           155    08/02/05                 --
JPY          91,816      USD           819    08/02/05                  3
JPY             457      USD             4    08/03/05                 --
JPY             736      USD             7    08/03/05                 --
JPY           1,006      USD             9    08/03/05                 --
JPY           1,086      USD            10    08/03/05                 --
JPY         199,319      USD         1,797    09/21/05                 14
JPY         338,498      USD         3,050    09/21/05                 23
JPY         338,498      USD         3,050    09/21/05                 23

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
JPY         500,000      USD         4,631    09/21/05                159
JPY         700,000      USD         6,272    09/21/05                 12
JPY         950,000      USD         8,921    09/21/05                425
JPY         640,660      USD         5,730    09/29/05                 (4)
NOK           7,996      USD         1,242    09/21/05                  7
NOK          14,883      USD         2,314    09/21/05                 15
NOK          22,325      USD         3,469    09/21/05                 21
NZD           1,204      USD           855    09/21/05                 40
NZD           1,208      USD           814    09/21/05                 (4)
NZD           1,221      USD           823    09/21/05                 (4)
NZD           2,417      USD         1,629    09/21/05                 (7)
NZD           3,612      USD         2,563    09/21/05                118
NZD           4,289      USD         3,045    09/21/05                141
NZD           4,816      USD         3,418    09/21/05                158
SEK           2,031      USD           266    09/21/05                  4
SEK           4,966      USD           641    09/21/05                 --
SEK           6,889      USD           912    09/21/05                 22
SEK          34,825      USD         4,602    09/21/05                105
SGD              50      USD            30    08/01/05                 --
SGD              77      USD            46    08/01/05                 --
SGD              25      USD            15    08/02/05                 --
SGD             502      USD           302    09/21/05                 (1)
SGD             693      USD           414    09/21/05                 (3)
THB           2,506      USD            60    08/02/05                 --
THB           5,855      USD           141    08/03/05                  1
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (4,200)
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  41

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.2            123,409
Consumer Discretionary                                        8.8            208,724
Consumer Staples                                              6.8            154,017
Financial Services                                           22.7            517,913
Health Care                                                   7.1            166,785
Integrated Oils                                               6.1            141,262
Materials and Processing                                      8.3            202,904
Miscellaneous                                                 1.2             28,234
Other Energy                                                  3.0             70,898
Producer Durables                                             6.1            139,648
Technology                                                    4.6            106,962
Utilities                                                     9.8            229,170
Warrants & Rights                                             0.1              3,003
Options Purchased                                             0.0                472
Short-Term Investments                                        9.8            229,860
Other Securities                                             18.4            429,841
                                                  ---------------    ---------------

Total Investments                                           118.0          2,753,102
Other Assets and Liabilities, Net                           (18.0)          (419,466)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,333,636
                                                  ===============    ===============
                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,735
Asia                                                          9.7            201,893
Europe                                                       40.2            963,069
Japan                                                        17.4            406,058
Latin America                                                 1.5             32,157
Middle East                                                   0.2              5,208
Other                                                        12.3            289,047
United Kingdom                                               18.2            424,094
Other Securities                                             18.4            429,841
                                                  ---------------    ---------------

Total Investments                                           118.0          2,753,102
Other Assets and Liabilities, Net                           (18.0)          (419,466)
                                                  ---------------    ---------------

Net Assets                                                  100.0          2,333,636
                                                  ===============    ===============

See accompanying notes which are an integral part of the schedules of investments.

 42  International Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR     482    BBA plus 0.40%            01/23/06                     9

MSCI Austria II
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR     480    BBA plus 0.40%            01/23/06                     9

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR    5,515    BBA plus 0.40%           01/18/06                    74

MSCI Denmark
   Local Net Total Return                                       1 Month DKK CIBOR -
   Index                         Merrill Lynch      DKK   3,866    BBA plus 0.40%            01/23/06                    12

MSCI Denmark II
   Local Net Total Return                                       1 Month DKK CIBOR -
   Index                         Merrill Lynch      DKK   3,866    BBA plus 0.40%            01/23/06                    12

MSCI Norway
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK  35,724    BBA plus 0.40%            01/23/06                   107

MSCI Norway II
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK  35,719    BBA plus 0.40%            01/23/06                   107
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               330
                                                                                                           ================

           See accompanying notes which are an integral part of the schedules of investments.

                                               International Securities Fund  43

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 86.2%
Argentina - 0.1%
Acindar Industria Argentina de Aceros SA              155,000             299
Central Costanera SA Class T (AE)                     233,100             292
IRSA Inversiones y Representaciones SA (AE)                 6              --
IRSA Inversiones y Representaciones SA - GDR
   (AE)                                                15,500             190
                                                                 ------------
                                                                          781
                                                                 ------------

Austria - 0.0%
Raiffeisen International Bank Holding AG (AE)           5,700             322
                                                                 ------------

Brazil - 7.5%
All America Latina Logistica SA                        51,889           1,795
Banco do Brasil SA                                     36,400             478
Brasil Telecom Participacoes SA - ADR                  45,900           1,596
Braskem SA - ADR                                       84,042           1,597
Cia de Bebidas das Americas - ADR                      55,920           1,681
Cia de Concessoes Rodoviarias                          12,100             272
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           1,669
Cia Energetica de Minas Gerais - ADR                   84,600           2,746
Cia Siderurgica Nacional SA                           155,733           2,926
Cia Vale do Rio Doce                                   63,100           2,077
Cia Vale do Rio Doce - ADR                             54,500           1,775
Cia Vale do Rio Doce - SP ADR                         168,600           4,696
EDP - Energias do Brasil SA (AE)                       42,500             390
Gerdau SA - ADR                                       246,600           2,562
Gol Linhas Aereas Inteligentes SA - ADR (N)            78,600           2,334
Natura Cosmeticos SA                                  134,063           4,498
Petroleo Brasileiro SA                                 70,039           3,680
Petroleo Brasileiro SA - ADR                          261,344          13,052
Souza Cruz SA                                          13,200             155
Tele Centro Oeste Celular Participacoes SA (AE)         1,053               9
Tele Centro Oeste Celular Participacoes SA - ADR
   (N)                                                 58,600             580
Tele Norte Leste Participacoes SA                      51,606           1,099
Tele Norte Leste Participacoes SA - ADR               271,600           4,256
Uniao de Bancos Brasileiros SA                        390,708           2,868
Unibanco - Uniao de Bancos Brasileiros SA - GDR        67,500           2,483
                                                                 ------------
                                                                       61,274
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Chile - 0.2%
Banco de Credito e Inversiones                          2,900              68
Coca-Cola Embonor SA - ADR (AE)                       107,000             915
Embotelladora Andina SA Class B (N)                    54,400             871
                                                                 ------------
                                                                        1,854
                                                                 ------------

China - 3.0%
Bank of Communications Co., Ltd. Class H (AE)       8,427,534           3,280
China Petroleum & Chemical Corp. Class A            8,529,254           3,703
China Shenhua Energy Co., Ltd. (AE)                 3,074,500           3,263
China Telecom Corp., Ltd.                           1,648,000             636
Huadian Power International Co. Class H             2,886,000             835
Jiangsu Express Class H                             1,579,400             833
Jiangxi Copper Co., Ltd. Class H                      280,000             141
Maanshan Iron & Steel Class H                         910,000             307
PetroChina Co., Ltd.                                6,054,176           5,413
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                1,044,500           1,747
Semiconductor Manufacturing International Corp.
   (AE)                                             2,698,400             573
Shanghai Forte Land Co. Class H                     1,232,000             357
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,689,000             960
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             101
Sinotrans, Ltd. Class H                               805,000             249
Travelsky Technology, Ltd. Class H                    200,000             184
Yanzhou Coal Mining Co., Ltd. Class H                 984,000             797
Zijin Mining Group Co., Ltd. Class H                  580,000             123
ZTE Corp. Class H                                     260,800             748
                                                                 ------------
                                                                       24,250
                                                                 ------------

Colombia - 0.1%
BanColombia SA - ADR                                   42,900             828
Inversiones Nacionales de Chocolates SA                54,121             220
                                                                 ------------
                                                                        1,048
                                                                 ------------

Croatia - 0.2%
Pliva DD - GDR                                        100,700           1,259
                                                                 ------------

 44  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Czech Republic - 0.1%
Komercni Banka AS                                       5,494             727
                                                                 ------------
Ecuador - 0.3%
Holcim Ecuador SA - GDR (p)                            10,500             326
Holcim Ecuador SA - GDR                                72,000           2,304
                                                                 ------------
                                                                        2,630
                                                                 ------------

Egypt - 2.0%
Commercial International Bank                         192,393           1,599
Commercial International Bank - GDR                    15,600             128
Egyptian Co. for Mobile Services                      134,602           4,032
Orascom Construction Industries                       253,228           7,520
Orascom Telecom Holding SAE                            16,570           1,644
Vodafone Egypt Telecommunications SAE                 107,395           1,674
                                                                 ------------
                                                                       16,597
                                                                 ------------

Hong Kong - 2.5%
Beijing Enterprises Holdings, Ltd.                     44,000              60
Brilliance China Automotive Holdings, Ltd.            770,000             140
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,350,000             465
China Merchants Holdings International Co., Ltd.      622,000           1,264
China Mobile Hong Kong, Ltd.                        1,355,000           5,438
China Mobile Hong Kong, Ltd. - ADR (N)                 29,200             589
China Netcom Group Corp. Hong Kong, Ltd.              969,000           1,477
China Overseas Land & Investment, Ltd.              7,768,800           1,799
China Resources Enterprise                            206,000             341
China Resources Power Holdings Co.                  2,444,000           1,391
China Unicom, Ltd.                                    724,000             643
Citic Pacific, Ltd.                                   416,000           1,223
CNOOC, Ltd.                                         2,298,500           1,567
COSCO Pacific, Ltd.                                   746,000           1,473
Kingboard Chemical Holdings, Ltd.                     126,000             359
Luen Thai Holdings, Ltd.                              924,000             285
Panva Gas Holdings, Ltd. (AE)                          32,000              13
Shanghai Industrial Holdings, Ltd.                     59,000             125
Silver Grant International                            842,000             265
Techtronic Industries Co.                             570,500           1,413
Tom Group, Ltd. (AE)                                2,150,000             415
                                                                 ------------
                                                                       20,745
                                                                 ------------

Hungary - 2.5%
Magyar Telekom Rt                                     534,545           2,381
Mol Magyar Olaj- es Gazipari Rt.                       73,871           7,405

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mol Magyar Olaj- es Gazipari Rt. - GDR                 32,200           3,252
OTP Bank Rt.                                          206,251           7,759
                                                                 ------------
                                                                       20,797
                                                                 ------------

India - 5.0%
Allahabad Bank                                        243,535             527
Andhra Bank                                           429,000           1,084
Arvind Mills, Ltd. (AE)                               250,100             741
Ballarpur Industries, Ltd.                            115,100             300
Bank of Baroda                                        220,000           1,302
Bank of India                                         444,000           1,440
Bharti Televentures (AE)                              193,000           1,258
Chennai Petroleum Corp., Ltd.                         118,660             514
GAIL India, Ltd. - GDR                                 54,700           1,704
Genesis Indian Investment Co. (AE)                    665,719          17,488
I-Flex Solutions, Ltd.                                 39,500             775
Infosys Technologies, Ltd.                             27,000           1,410
ITC, Ltd.                                              25,350             981
Larsen & Toubro, Ltd.                                  25,397             743
National Thermal Power Corp., Ltd.                    543,300           1,174
Oriental Bank of Commerce                             111,000             707
Petronet LNG, Ltd. (AE)                               804,000             905
PTC India, Ltd. (AE)                                  276,519             302
Reliance Industries, Ltd. (AE)                         76,803           1,243
State Bank of India, Ltd. - GDR                        72,210           3,379
Union Bank of India, Ltd.                             118,000             364
Videsh Sanchar Nigam, Ltd.                             22,600             217
Videsh Sanchar Nigam, Ltd. - ADR                      118,000           2,313
                                                                 ------------
                                                                       40,871
                                                                 ------------

Indonesia - 3.6%
Aneka Tambang Tbk PT                                4,667,646           1,154
Astra Agro Lestari Tbk PT                             244,789             103
Astra International Tbk PT                          3,553,777           4,784
Bank Central Asia Tbk PT                            5,909,181           2,200
Bank Danamon Indonesia Tbk PT                       1,754,700           1,002
Bank Mandiri Persero Tbk PT                        34,314,003           5,635
Bank Rakyat Indonesia                              19,046,472           6,216
Bumi Resources Tbk PT (AE)                         11,399,809             965
Indonesian Satellite Corp. Tbk PT                   1,273,500             753
Ramayana Lestari Sentosa Tbk PT                     6,547,500             581
Telekomunikasi Indonesia Tbk PT                    10,286,500           5,823
                                                                 ------------
                                                                       29,216
                                                                 ------------

                                                       Emerging Markets Fund  45

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Israel - 1.7%
Bank Hapoalim, Ltd.                                 1,163,900           3,916
Bank Leumi Le-Israel                                1,511,202           4,258
Check Point Software Technologies (AE)                 80,800           1,820
Israel Chemicals, Ltd.                                 98,129             357
Makhteshim-Agan Industries, Ltd.                       89,100             508
Teva Pharmaceutical Industries, Ltd. - ADR             88,000           2,763
                                                                 ------------
                                                                       13,622
                                                                 ------------

Luxembourg - 0.4%
Quilmes Industrial SA Class A                         235,000             352
Quilmes Industrial SA - ADR (N)                         8,627             266
Tenaris SA - ADR                                       31,913           2,996
                                                                 ------------
                                                                        3,614
                                                                 ------------
Malaysia - 1.6%
Astro All Asia Networks PLC (AE)                      890,700           1,366
British American Tobacco Malaysia BHD                  33,400             356
CIMB BHD                                              599,100           1,006
Hong Leong Bank BHD                                   371,800             550
IJM Corp. BHD                                         357,200             476
IOI Corp. BHD                                         423,900           1,243
Magnum Corp. BHD                                    2,164,800           1,229
Malakoff BHD                                        1,118,000           2,325
Malayan Banking BHD                                   381,600           1,160
Malaysia International Shipping Corp. BHD             146,700             724
MK Land Holdings BHD                                1,015,200             282
OYL Industries BHD                                    122,200           1,165
Proton Holdings BHD                                    24,000              59
TAN Chong Motor Holdings BHD                          908,000             419
Tenaga Nasional BHD                                   195,000             577
                                                                 ------------
                                                                       12,937
                                                                 ------------

Mexico - 6.3%
Alfa SA de CV Class A                                 427,900           2,587
America Movil SA de CV - ADR
   Series L                                           383,400           8,535
Cemex SA de CV                                      2,434,454          11,465
Cemex SA de CV - ADR                                   29,164           1,375
Fomento Economico Mexicano SA de CV - ADR              79,524           5,169
Grupo Aeroportuario del Sureste SA de CV - ADR         17,600             605
Grupo Financiero Banorte SA de CV Class O             651,307           5,471
Grupo Mexico SA de CV                               1,582,686           2,711
Grupo Modelo SA                                       496,900           1,639
Grupo Televisa SA - ADR                                22,673           1,496

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kimberly-Clark de Mexico SA de CV Class A              89,500             324
Organizacion Soriana SA de CV Class B (AE)            207,000             831
Telefonos de Mexico SA de CV - ADR                    215,200           4,147
Urbi Desarrollos Urbanos SA de CV (AE)                176,300           1,100
Wal-Mart de Mexico SA de CV                           806,659           3,609
                                                                 ------------
                                                                       51,064
                                                                 ------------

Pakistan - 1.0%
Engro Chemical Pakistan, Ltd.                       1,047,300           2,036
Fauji Fertilizer Co., Ltd.                          1,237,409           2,778
ICI Pakistan, Ltd.                                    265,200             347
Pakistan Telecommunication Co., Ltd.                2,675,423           2,709
                                                                 ------------
                                                                        7,870
                                                                 ------------

Philippines - 0.4%
Globe Telecom, Inc.                                    35,400             530
Philippine Long Distance Telephone                     86,000           2,491
                                                                 ------------
                                                                        3,021
                                                                 ------------

Russia - 3.1%
LUKOIL - ADR                                          453,070          18,734
MMC Norilsk Nickel - ADR                                  891              61
Mobile Telesystems - ADR                              108,700           3,855
NovaTek OAO - GDR (AE)(p)                              13,400             275
Pyaterochka Holding NV - GDR (AE)                      86,600           1,393
RBC Information Systems (AE)                           58,300             292
Sberbank RF                                               990             747
Tatneft - ADR (N)                                       4,300             173
                                                                 ------------
                                                                       25,530
                                                                 ------------

South Africa - 9.8%
ABSA Group, Ltd.                                      226,475           3,154
Aeci, Ltd.                                            154,900           1,132
African Bank Investments, Ltd.                        288,600             877
Alexander Forbes, Ltd.                                300,000             648
AngloGold Ashanti, Ltd.                                15,500             535
AngloGold Ashanti, Ltd. - ADR                          32,434           1,115
Aveng, Ltd.                                           424,706             859
AVI, Ltd.                                             263,900             586
Barloworld, Ltd.                                      228,960           3,457
Bidvest Group, Ltd.                                    62,437             790
Consol, Ltd. (AE)                                     460,900             876

 46  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Edgars Consolidated Stores, Ltd.                      868,850           4,216
FirstRand, Ltd.                                     1,589,265           3,832
Foschini, Ltd.                                        119,945             794
Imperial Holdings, Ltd. (AE)                          184,276           3,243
Investec, Ltd.                                         28,900             919
JD Group, Ltd.                                        222,741           2,497
Liberty Group, Ltd.                                    22,671             216
Massmart Holdings, Ltd.                                91,300             683
Mittal Steel South Africa, Ltd.                        87,986             731
MTN Group, Ltd.                                     1,293,200           9,142
Murray & Roberts Holdings, Ltd.                       455,000           1,024
Nampak, Ltd.                                          142,996             331
Naspers, Ltd. Class N                                 361,608           5,284
Network Healthcare Holdings, Ltd.                   1,165,000           1,111
Pick'n Pay Stores, Ltd.                               148,900             601
Reunert, Ltd.                                          35,300             213
Sanlam, Ltd.                                        2,683,057           5,041
Sasol, Ltd.                                           195,300           5,831
Standard Bank Group, Ltd.                           1,213,482          13,051
Sun International, Ltd.                                78,100             879
Telkom SA, Ltd.                                       155,179           2,967
Truworths International, Ltd.                         702,900           2,010
VenFin, Ltd.                                          291,200           1,360
                                                                 ------------
                                                                       80,005
                                                                 ------------

South Korea - 16.6%
Amorepacific Corp.                                      6,670           1,829
Cheil Communications, Inc.                              3,320             647
Daelim Industrial Co.                                  43,790           2,687
Daewoo Engineering & Construction Co., Ltd.             4,190              37
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                22,180             419
Dongkuk Steel Mill Co., Ltd.                           19,810             313
GS Engineering & Construction Corp.                     6,690             254
Hanjin Shipping Co., Ltd.                              64,500           1,668
Hankook Tire Co., Ltd.                                190,597           2,376
Hanwha Chem Corp.                                     167,070           2,026
Hite Brewery Co., Ltd.                                  8,440             867
Honam Petrochemical Corp.                               6,000             266
Hynix Semiconductor, Inc. (AE)                         44,250           1,030
Hyundai Department Store Co., Ltd.                      5,340             283
Hyundai Development Co.                                33,500             917
Hyundai Heavy Industries                                8,920             501
Hyundai Mipo Dockyard                                  31,050           1,933
Hyundai Mobis                                          67,900           4,960
Hyundai Motor Co.                                      63,660           4,409
Hyundai Motor Co. - GDR (p)                            13,900             474
Industrial Bank of Korea                              228,000           2,498
INI Steel Co.                                         120,920           2,061
KCC Corp.                                               8,088           1,473

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kookmin Bank                                          268,296          14,242
Kookmin Bank - ADR (N)                                  4,200             221
Korea Electric Power Corp.                            200,930           6,987
Korea Electric Power Corp. - ADR                       78,860           1,378
Korean Air Lines Co., Ltd.                             29,010             557
KT Corp.                                               54,000           2,298
KT Freetel Co., Ltd.                                   35,700             946
KT&G Corp.                                             74,200           2,985
KT&G Corp. - GDR (p)                                   53,100           1,067
LG Chem, Ltd.                                          37,050           1,371
LG Electronics, Inc.                                    6,890             447
LG Petrochemical Co., Ltd.                              7,520             194
LG.Philips LCD Co., Ltd. (AE)                           6,660             308
LG.Philips LCD Co., Ltd. - ADR (AE)                    26,200             603
Lotte Chilsung Beverage Co., Ltd.                       1,000             916
Ncsoft Corp. (AE)                                       9,054             676
Poongsan Corp.                                         51,080             624
POSCO                                                  70,668          14,110
POSCO - ADR                                            14,200             709
S-Oil Corp.                                            43,190           3,290
S1 Corp.                                               45,781           2,131
Samsung Electronics - GDR                               2,300             634
Samsung Electronics Co., Ltd.                          38,699          21,296
Samsung Electronics Co., Ltd. - GDR (p)                10,059           1,874
Samsung Fire & Marine Insurance Co., Ltd.              29,150           2,635
Samsung Securities Co., Ltd.                           74,480           2,336
Shinhan Financial Group Co., Ltd.                     281,960           8,555
Shinsegae Co., Ltd.                                     4,160           1,473
SK Corp.                                               33,710           1,661
SK Telecom Co., Ltd.                                   11,720           2,237
SK Telecom Co., Ltd. - ADR (N)                         14,700             316
Tae Young Corp.                                        11,339             436
Woori Finance Holdings Co., Ltd.                      130,740           1,611
                                                                 ------------
                                                                      135,052
                                                                 ------------

Taiwan - 9.3%
Acer, Inc.                                          1,475,000           2,805
Advantech Co., Ltd.                                   621,126           1,627
Asustek Computer, Inc.                              2,031,700           5,640
AU Optronics Corp. (AE)                             1,091,000           1,701
Basso Industry Corp.                                  255,816             597
Cathay Financial Holding Co., Ltd.                  2,759,000           5,507
China Steel Corp.                                   1,945,807           1,628

                                                       Emerging Markets Fund  47

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Steel Corp. - GDR                                62,591           1,058
Chinatrust Financial Holding Co.                    1,331,455           1,408
Chunghwa Telecom Co., Ltd. (AE)                       987,000           2,010
Chunghwa Telecom Co., Ltd. - ADR                      105,000           2,259
CMC Magnetics Corp. (AE)                            6,286,000           2,639
Compal Electronics, Inc.                            4,597,205           4,221
Compal Electronics, Inc. - GDR (N)                     32,460             152
E.Sun Financial Holding Co., Ltd.                   1,433,000           1,167
Far Eastern Department Stores Co., Ltd.               435,000             285
Far Eastern Textile Co., Ltd.                       1,052,442             852
Far EasTone Telecommunications Co., Ltd.              935,000           1,148
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             203
Faraday Technology Corp.                              297,185             513
Formosa Petrochemical Corp.                           287,292             523
Foxconn Technology Co., Ltd. (AE)                     134,000             624
Gigabyte Technology Co., Ltd.                       1,036,875           1,202
HON HAI Precision Industry                          1,737,963           9,748
Lite-On Technology Corp. (AE)                          95,000             112
MediaTek, Inc.                                         78,000             822
Phoenixtec Power Co., Ltd.                            565,629             572
Polaris Securities Co., Ltd.                          637,000             324
Quanta Computer, Inc.                               1,411,801           2,597
Realtek Semiconductor Corp.                            51,000              62
Ritek Corp.                                         2,653,161             915
Synnex Technology International Corp. (AE)            104,000             150
Taishin Financial Holdings Co., Ltd.                  812,366             580
Taiwan Mobile Co., Ltd.                             2,581,520           2,548
Taiwan Semiconductor Manufacturing Co., Ltd.        7,677,748          12,798
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                192,764           1,656
Vanguard International Semiconductor Corp.          1,181,518           1,048
Via Technologies, Inc. (AE)                           570,693             447
Yageo Corp. (AE)                                       38,000              14
Yuanta Core Pacific Securities Co.                    520,622             381
Zyxel Communications Corp.                            412,000           1,029
                                                                 ------------
                                                                       75,572
                                                                 ------------
Thailand - 2.1%
Advanced Info Service PCL                             344,900             836
Airports of Thailand PCL                            1,072,600           1,165
Bangkok Bank PCL                                      428,800           1,024
Bank of Ayudhya PCL (AE)                            6,588,900           1,867
CP Seven Eleven PCL                                 2,052,000             278
Glow Energy PCL Class N                               712,900             363
Kasikornbank PCL                                      803,100           1,118

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Kiatnakin Finance PCL                                 504,300             351
Land and Houses PCL                                 2,842,700             492
National Petrochemical PCL                            517,000           1,427
PTT Exploration & Production PCL                      388,400           3,954
PTT PCL                                               457,600           2,549
Ratchaburi Electricity Generating Holding PCL         522,100             523
Regional Container Lines PCL                          118,900              94
Siam City Bank PCL                                  1,761,400             994
Siam City Cement PCL                                   29,900             201
                                                                 ------------
                                                                       17,236
                                                                 ------------

Turkey - 4.1%
Akbank TAS                                            749,787           4,156
Akcansa Cimento AS                                     65,996             304
Anadolu Efes Biracilik Ve Malt Sanayii AS             127,130           2,876
Arcelik                                                87,000             531
Cimsa Cimento Sanayi ve Ticaret AS                    263,875           1,522
Denizbank AS (AE)                                     339,606           1,524
Dogan Yayin Holding (AE)                              307,114             862
Eregli Demir ve Celik Fabrikalari TAS                 583,121           2,881
Finansbank (AE)                                       302,500           1,323
Ford Otomotiv Sanayi AS                               320,400           2,368
Hurriyet Gazetecilik AS                               420,200           1,109
Is Gayrimenkul Yatirim Ortakligi AS                 1,931,821           3,205
Migros Turk TAS                                       219,555           1,739
Trakya Cam Sanayi AS                                  241,747             921
Tupras Turkiye Petrol Rafine                          269,407           3,942
Turkcell Iletisim Hizmet AS                           117,987             650
Turkcell Iletisim Hizmet AS - ADR                       8,902             123
Turkiye Garanti Bankasi AS (AE)                       431,900           1,192
Turkiye Is Bankasi                                    350,280           1,995
                                                                 ------------
                                                                       33,223
                                                                 ------------

United Kingdom - 2.6%
Anglo American PLC                                    278,113           7,012
Antofagasta PLC                                        35,936             846
Genesis Smaller Companies                             236,384           9,661
Old Mutual PLC                                      1,099,546           2,501
SABMiller PLC                                          54,300             950
                                                                 ------------
                                                                       20,970
                                                                 ------------

 48  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              23
                                                                 ------------
Zambia - 0.1%
Delta Corp., Ltd. (B)                               1,113,646             453
OK Zimbabwe (B)                                     6,402,949              87
                                                                 ------------
                                                                          540
                                                                 ------------

TOTAL COMMON STOCKS
(cost $495,707)                                                       702,650
                                                                 ------------

PREFERRED STOCKS - 5.9%
Brazil - 5.2%
Aracruz Celulose SA                                    96,908             359
Banco Bradesco SA                                      84,483           2,942
Banco Itau Holding Financeira SA                       24,021           4,543
Braskem SA                                            258,400           2,471
Caemi Mineracao e Metalurgica SA                      794,000             856
Cia de Tecidos do Norte de Minas - Coteminas        5,276,440             394
Cia Energetica de Minas Gerais                     26,107,000             848
Cia Siderurgica de Tubarao                         53,800,000           3,136
Cia Vale do Rio Doce                                  179,500           5,040
Gerdau SA                                             166,550           1,739
Klabin SA                                             412,000             693
Perdigao SA                                             6,600             155
Petroleo Brasileiro SA                                235,843          10,779
Suzano Bahia Sul Papel e Celulose SA                  230,000             944
Tele Centro Oeste Celular Participacoes SA             56,932             560
Usinas Siderurgicas de Minas Gerais SA                263,600           4,728
Votorantim Celulose e Papel SA                        177,327           2,142
                                                                 ------------
                                                                       42,329
                                                                 ------------
Colombia - 0.0%
BanColombia SA                                          7,200              35
                                                                 ------------
South Korea - 0.7%
Hyundai Motor Co.                                      41,560           1,842
Samsung Electronics Co., Ltd.                          12,110           4,553
                                                                 ------------
                                                                        6,395
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $32,000)                                                         48,759
                                                                 ------------

WARRANTS & RIGHTS - 0.0%
Brazil - 0.0%
Electrobas Rights (AE)                                  1,435              --
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Malaysia - 0.0%
CIMB BHD Rights (AE)                                   66,567              32
IJM Corp. BHD Rights (AE)                              71,440              11
                                                                 ------------
                                                                           43
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $78)                                                                 43
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.6%
Brazil - 0.0%
Bovespa Index Futures
   Aug 2005 26,010.00 (BRL) Call (95)                   3,109              54
   Aug 2005 25,580.00 (BRL) Call (110)                  3,540             122
   Aug 2005 24,540.00 (BRL) Call (40)                   1,235              96
                                                                 ------------
                                                                          272
                                                                 ------------

South Korea - 0.6%
Kospi 200 Index
   Sep 2005 106.38 (KRW) Call (206)                    10,672           4,692
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3,037)                                                           4,964
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 6.1%
United States - 6.1%
Frank Russell Investment Company Money Market
   Fund                                            44,251,000          44,251
United States Treasury Bills (c)(z)(sec.)
   2.997% due 09/15/05                                    500             498
   3.005% due 09/15/05                                  4,800           4,782
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $49,531)                                                         49,531
                                                                 ------------

                                                       Emerging Markets Fund  49

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------
OTHER SECURITIES - 1.5%
Frank Russell Investment Company Money Market
   Fund (X)                                         4,179,276           4,179
State Street Securities Lending Quality Trust
   (X)                                              7,794,381           7,794
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $11,973)                                                         11,973
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
(identified cost $592,326)                                            817,920

OTHER ASSETS AND LIABILITIES
NET - (0.3%)                                                           (2,696)
                                                                 ------------

NET ASSETS - 100.0%                                                   815,224
                                                                 ============

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Hang Seng Index (Hong Kong)
   expiration date 08/05 (76)                           7,275               39

JSE-40 Index (South Africa)
   expiration date 09/05 (415)                          8,689              554

MSCI Taiwan Index
   expiration date 08/05 (536)                         14,000             (125)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  468
                                                                  ============

OPTIONS WRITTEN
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
Brazil
Bovespa Index Futures
   Aug 2005 26,010.00 (BRL) Put (95)                    3,109             (36)
   Aug 2005 25,580.00 (BRL) Put (110)                   3,540             (42)
   Aug 2005 24,540.00 (BRL) Put (40)                    1,235             (15)

South Korea
Kospi 200 Index Futures
   Sep 2005 106.38 (KRW) Put (206)                     10,672          (1,003)
                                                                 ------------

Total Liability for Options Written (premiums
   received $1,114)                                                    (1,096)
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 50  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              12      BRL            30    08/01/05                 --
USD              26      BRL            63    08/01/05                  1
USD              11      BRL            27    08/02/05                 --
USD              44      BRL           107    08/02/05                 --
USD             922      BRL         2,400    09/21/05                 65
USD           1,214      BRL         3,000    09/21/05                 19
USD           2,898      BRL         7,500    09/21/05                185
USD           2,920      BRL         7,600    09/21/05                205
USD              23      HKD           176    08/01/05                 --
USD              40      HKD           312    08/02/05                 --
USD             966      KRW     1,000,000    09/21/05                  8
USD           3,778      KRW     3,800,000    09/21/05                (77)
USD           8,361      KRW     8,400,000    09/21/05               (178)
USD             273      MXN         2,894    08/01/05                 --
USD               3      MYR            13    08/01/05                 --
USD               1      MYR             4    08/10/05                 --
USD              35      THB         1,450    08/02/05                 --
USD             235      ZAR         1,560    08/01/05                  2
USD              27      ZAR           178    08/02/05                 --
USD             232      ZAR         1,538    08/02/05                  2
USD             338      ZAR         2,229    08/02/05                  2
USD             147      ZAR         1,000    09/21/05                  5
USD           3,376      ZAR        23,000    09/21/05                105
USD           4,875      ZAR        33,400    09/21/05                179
BRL             328      USD           134    08/01/05                 (3)
BRL             123      USD            51    08/02/05                 (1)
BRL             747      USD           310    08/02/05                 (3)
BRL           2,000      USD           822    09/21/05                 --
HKD             122      USD            16    08/01/05                 --
HKD             324      USD            42    08/01/05                 --
HKD             125      USD            16    08/02/05                 --
KRW       1,400,000      USD         1,392    09/21/05                 28
THB             923      USD            22    08/03/05                 --
ZAR             694      USD           105    08/03/05                 (1)
ZAR           1,604      USD           242    08/04/05                 (2)
ZAR           5,000      USD           744    09/21/05                (12)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 529
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  51

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.7          29,996
Consumer Discretionary                                    5.2          41,757
Consumer Staples                                          3.8          31,940
Financial Services                                       22.8         185,676
Health Care                                               0.6           5,133
Integrated Oils                                           9.1          74,571
Materials and Processing                                 16.8         138,951
Miscellaneous                                             1.9          16,232
Other Energy                                              2.6          20,751
Producer Durables                                         4.2          33,769
Technology                                                7.4          60,748
Utilities                                                14.0         111,928
Options Purchased                                         0.6           4,964
Short-Term Investments                                    6.1          49,531
Other Securities                                          1.5          11,973
                                                 ------------    ------------

Total Investments                                       100.3         817,920
Other Assets and Liabilities, Net                        (0.3)         (2,696)
                                                 ------------    ------------

Net Assets                                              100.0         815,224
                                                 ============    ============


                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    9.9          80,545
Asia                                                     46.4         377,628
Europe                                                   10.4          85,472
Latin America                                            19.7         161,582
Middle East                                               3.7          30,219
Other                                                     6.1          49,531
United Kingdom                                            2.6          20,970
Other Securities                                          1.5          11,973
                                                 ------------    ------------

Total Investments                                       100.3         817,920
Other Assets and Liabilities, Net                        (0.3)         (2,696)
                                                 ------------    ------------

Net Assets                                              100.0         815,224
                                                 ============    ============

See accompanying notes which are an integral part of the schedules of investments.

 52  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.2%
Apartments - 16.7%
Apartment Investment & Management Co. Class A
   (o)                                                573,475          25,233
Archstone-Smith Trust (o)                           1,177,405          50,040
AvalonBay Communities, Inc. (o)                       800,900          70,127
BRE Properties Class A (o)                            165,200           7,417
Camden Property Trust (o)                             324,499          17,938
Equity Residential (o)                              1,719,300          69,460
Essex Property Trust, Inc. (o)                        104,700           9,618
Home Properties, Inc. (o)                             206,800           9,467
Post Properties, Inc. (o)                              31,500           1,257
United Dominion Realty Trust, Inc. (o)                291,400           7,416
                                                                 ------------
                                                                      267,973
                                                                 ------------
Diversified - 5.8%
Colonial Properties Trust (o)                         103,500           4,908
iStar Financial, Inc. (o)                             105,000           4,493
Spirit Finance Corp. (o)                              784,200           9,222
Vornado Realty Trust (o)                              836,475          74,145
                                                                 ------------
                                                                       92,768
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)                                96,500           2,412
                                                                 ------------

Health Care - 3.4%
Healthcare Realty Trust, Inc. (o)                     178,000           7,273
LTC Properties, Inc. (o)                              101,400           2,373
National Health Investors, Inc. (o)(N)                153,150           4,712
Omega Healthcare Investors, Inc. (o)                  270,000           3,766
Ventas, Inc. (o)                                    1,123,250          36,270
                                                                 ------------
                                                                       54,394
                                                                 ------------

Industrial - 7.5%
AMB Property Corp. (o)(N)                             301,500          13,866
Catellus Development Corp. (o)                        654,757          23,611
Centerpoint Properties Trust (o)                      266,600          11,693
First Potomac Realty Trust (o)(N)                     197,000           5,191
ProLogis (o)                                        1,436,900          65,465
                                                                 ------------
                                                                      119,826
                                                                 ------------

Lodging/Resorts - 9.6%
Great Wolf Resorts, Inc. (AE)                          51,738             703
Hilton Hotels Corp.                                 1,452,900          35,959
Hospitality Properties Trust (o)(N)                    67,000           2,975
Host Marriott Corp. (o)                             1,993,400          37,177
Innkeepers USA Trust (o)                                1,000              15
La Quinta Corp. (AE)(o)(N)                          1,002,000           9,018
LaSalle Hotel Properties (o)                          269,320           9,378

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         905,083          57,310
Strategic Hotel Capital, Inc. (o)(N)                   72,200           1,368
                                                                 ------------
                                                                      153,903
                                                                 ------------

Manufactured Homes - 0.7%
Equity Lifestyle Properties, Inc. (o)(N)              231,700          10,211
Sun Communities, Inc. (o)                              38,000           1,324
                                                                 ------------
                                                                       11,535
                                                                 ------------

Mixed Industrial/Office - 2.2%
Digital Realty Trust, Inc. (o)                         89,991           1,704
Duke Realty Corp. (o)                                 152,500           5,179
Liberty Property Trust (o)                            549,300          24,653
PS Business Parks, Inc. (o)                            90,000           4,179
                                                                 ------------
                                                                       35,715
                                                                 ------------

Office - 19.5%
Alexandria Real Estate Equities, Inc. (o)             154,400          12,421
American Financial Realty Trust (o)(N)                408,800           5,887
Arden Realty, Inc. (o)                                507,100          20,249
BioMed Realty Trust, Inc. (o)(N)                      461,250          11,730
Boston Properties, Inc. (o)                         1,141,000          86,887
Brandywine Realty Trust (o)                           440,900          14,285
Brookfield Properties Co.                             922,150          26,742
CarrAmerica Realty Corp. (o)                          456,000          17,711
Corporate Office Properties Trust (o)(N)              133,900           4,508
Equity Office Properties Trust (o)                    230,000           8,154
Glenborough Realty Trust, Inc. (o)(N)                 118,425           2,482
Highwoods Properties, Inc. (o)                        391,300          12,385
Kilroy Realty Corp. (o)                               142,000           7,398
Mack-Cali Realty Corp. (o)                            355,581          17,036
Parkway Properties, Inc. (o)(N)                        59,900           3,208
Prentiss Properties Trust (o)                         400,900          16,224
Reckson Associates Realty Corp. (o)(N)                166,800           5,858
SL Green Realty Corp. (o)                             266,700          18,589
Trizec Properties, Inc. (o)(N)                        948,400          20,836
                                                                 ------------
                                                                      312,590
                                                                 ------------

Regional Malls - 16.7%
General Growth Properties, Inc. (o)                 1,318,500          60,625
Macerich Co. (The) (o)                                352,600          24,760
Mills Corp. (The) (o)                                 455,275          29,620
Pennsylvania Real Estate Investment Trust (o)         263,571          12,891
Simon Property Group, Inc. (o)                      1,639,000         130,694

                                                 Real Estate Securities Fund  53

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taubman Centers, Inc. (o)                             288,300          10,246
                                                                 ------------
                                                                      268,836
                                                                 ------------

Self Storage - 3.3%
Extra Space Storage, Inc. (o)(N)                       79,500           1,283
Public Storage, Inc. (o)                              665,000          44,389
Shurgard Storage Centers, Inc. Class A (o)(N)         130,000           6,097
U-Store-It Trust (o)                                   58,200           1,173
                                                                 ------------
                                                                       52,942
                                                                 ------------

Shopping Centers - 10.3%
Developers Diversified Realty Corp. (o)               723,200          35,198
Federal Realty Investors Trust (o)                    462,300          30,193
Inland Real Estate Corp. (o)                          407,500           6,760
Kimco Realty Corp. (o)                                235,800          15,483
Kite Realty Group Trust (o)                           145,500           2,255
New Plan Excel Realty Trust (o)                        79,600           2,179
Pan Pacific Retail Properties, Inc. (o)(N)            396,613          27,569
Regency Centers Corp. (o)                             651,400          40,191
Weingarten Realty Investors (o)                       142,100           5,582
                                                                 ------------
                                                                      165,410
                                                                 ------------

Specialty - 1.4%
Capital Automotive REIT (o)                           386,300          15,170
Plum Creek Timber Co., Inc. (o)                       200,000           7,570
                                                                 ------------
                                                                       22,740
                                                                 ------------

TOTAL COMMON STOCKS
(cost $991,106)                                                     1,561,044
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.4%
Frank Russell Investment Company Money Market
   Fund                                            38,606,000          38,606
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $38,606)                                                         38,606
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 5.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        33,339,085          33,339
State Street Securities Lending Quality Trust
   (X)                                             62,177,638          62,178
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $95,517)                                                         95,517
                                                                 ------------

TOTAL INVESTMENTS - 105.5%
(identified cost $1,125,229)                                        1,695,167

OTHER ASSETS AND LIABILITIES, NET - (5.5%)                            (88,279)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,606,888
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 54  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 72.9%
Asset-Backed Securities - 24.1%
AAA Trust (p)
   Series 2005-2 Class A1
   3.414% due 11/26/35                                  1,674           1,672
ACE Securities Corp. (E)
   Series 2004-OP1 Class A2A
   3.570% due 04/25/34                                    108             108
Aegis Asset Backed Securities Trust (E)
   Series 2005-1 Class 1A1
   3.580% due 03/25/35                                    395             395
Alter Moneta Receivables LLC (p)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                    944             937
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,976
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   3.640% due 11/25/34                                    203             203
Asset Backed Securities Corp.
   Home Equity (E)
   Series 2002-HE1 Class M1
   4.488% due 03/15/32                                  1,400           1,437
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,968
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                    349             347
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   3.660% due 09/25/34                                  1,135           1,136
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,127
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  1,207           1,223
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,112
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,719
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    339             344

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  3,494           3,492
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  1,430           1,417
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,960
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                    958             961
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,986
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,010
Capital One Multi-Asset Execution Trust
   Series 2005-A3 Class A3
   4.050% due 03/15/13                                  2,500           2,448
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             980
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,474
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,436
Carrington Mortgage Loan Trust (E)
   Series 2005-OPT Class A1A
   3.550% due 05/25/35                                    789             789
   Series 2005-NC3 Class A1A
   3.540% due 06/25/35                                    393             393
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,754
   Series 2004-B Class AV2 (E)
   3.560% due 03/25/34                                     18              18
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   3.428% due 09/15/09                                  2,500           2,501
Chase Issuance Trust
   Series 2004-A9 Class A9
   3.220% due 06/15/10                                  3,000           2,929

                                                    Short Duration Bond Fund  55

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  5,523           5,527
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,746
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             985
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             990
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,034
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    211             209
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,436           1,416
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,146
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    922             933
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    818             829
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             968
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,681
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,801
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  3,425           3,346
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                    386             383
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   3.430% due 06/15/11                                  1,500           1,501
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,601           2,581
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,068
Countrywide Asset-Backed Certificates
   Series 2004-6 Class 2A1 (E)
   3.650% due 10/25/21                                    223             223

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-BC3 Class A (E)
   3.700% due 12/25/31                                    310             310
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,000             987
   Series 2004-7 Class 2AV1 (E)
   3.610% due 12/25/22                                    501             501
   Series 2005-4 Class 3AV1 (E)
   3.380% due 10/25/35                                  2,684           2,684
   Series 2005-5 Class 2A1 (E)
   3.380% due 10/25/35                                    786             786
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,330           2,304
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,973
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,633
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,249
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,273
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   3.570% due 07/25/34                                    184             184
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,169           3,365
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  2,000           1,979
Finance America Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   3.630% due 06/25/34                                    536             536
First National Master Note Trust
   Series 2003-1 Class A
   3.488% due 08/15/08                                  1,000           1,001
First NLC Trust (E)
   Series 2005-2 Class AV1
   3.570% due 09/25/35                                    798             798
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,213

 56  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,035
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  8,225           8,139
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,248
   Series 2005-B Class A4
   4.380% due 01/15/10                                    500             499
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,146
Fremont Home Loan Trust (E)
   Series 2004-4 Class 2A1
   3.620% due 03/25/35                                  1,663           1,663
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   3.630% due 12/20/15                                    672             671
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   4.310% due 01/25/18                                    779             779
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   3.720% due 07/20/09                                  1,000           1,002
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE2 Class A1C (E)
   3.560% due 10/25/33                                    345             345
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,493
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,979
GSAMP Trust
   Series 2004-SEA Class A2A
   3.750% due 03/25/34                                  1,087           1,087
   Series 2004-NC2 Class A2A (E)
   3.640% due 10/01/34                                    871             871
   Series 2004-AR2 Class A3A (E)
   3.610% due 08/25/34                                     44              44
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.610% due 12/25/34                                    249             249
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  5,505           5,370
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    955             945

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,936
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,084
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,955
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             978
Household Mortgage Loan Trust (E)
   Series 2003-HC1 Class A
   3.780% due 02/20/33                                    671             673
Household Private Label Credit Card Master Note
   Trust I
   Series 2002-2 Class A
   3.558% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2002-A Class A3 (p)
   2.800% due 02/15/07                                    212             212
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000             984
   Series-A Class A3
   3.980% due 11/16/09                                  1,500           1,489
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,412           4,470
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   3.540% due 09/25/35                                  1,090           1,090
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,012
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,714
   Series 2003-A6 Class A6
   2.750% due 10/15/10                                  1,430           1,368
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,986
Morgan Stanley Dean Witter Capital I
   Series 2002-HE1 Class A2
   3.790% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  1,123           1,128
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,480

                                                    Short Duration Bond Fund  57

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National City Bank
   2.700% due 08/24/09                                  2,045           1,967
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  1,169           1,169
   Series 2002-A Class A4
   4.760% due 04/15/09                                    648             649
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  2,442           2,495
Nelnet Student Loan Trust
   Series 2002-2 Class A3
   3.570% due 09/25/13                                    738             739
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,631
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,590
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,521
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,969
Option One Mortgage Loan Trust (E)
   Series 2005-1 Class A2
   3.590% due 02/25/35                                  2,118           2,118
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    867             868
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,541
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,876
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                    955             968
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             952
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,984
Provident Auto Lease ABS Trust (p)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                     90              90

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,178
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  2,471           2,494
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,346           1,370
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,075
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,246           1,237
Renaissance Home Equity Loan Trust
   Series 2004-2 Class AF1
   3.660% due 07/25/34                                    709             710
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                    751             749
   Series 2004-RS2 Class AIIB
   3.710% due 02/25/34                                  1,769           1,772
   Series 2004-RS8 Class AII1 (E)
   3.600% due 05/25/26                                  1,597           1,597
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                    483             485
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,007
   Series 2002-4 Class A (E)
   3.518% due 08/18/09                                  3,700           3,700
   Series 2002-5 Class A (E)
   3.768% due 11/17/09                                  3,500           3,504
SLM Student Loan Trust
   Series 2003-4 Class A5B (p)
   3.390% due 03/15/33                                  3,000           2,924
   Series 2003-8 Class A2 (E)
   3.450% due 06/15/11                                    165             165
   Series 2004-10 Class A1 (E)
   3.630% due 07/27/09                                    290             290
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    683             678
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  2,000           2,002

 58  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,585
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  1,827           1,815
   Series 2003-B Class A3
   2.480% due 03/12/08                                    879             873
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             987
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,673
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  4,425           4,375
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,960
Wachovia Auto Owner Trust
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,338
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,921
   Series 2004-A Class A3
   3.190% due 06/20/08                                  2,000           1,981
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,950
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.620% due 06/25/19                                    114             114
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                    998           1,013
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  1,725           1,717
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,487
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                     91              91
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,500           1,488
   Series 2003-1 Class B
   2.240% due 03/15/10                                    520             512
                                                                 ------------
                                                                      289,467
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Corporate Bonds and Notes - 16.2%
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,700           1,780
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,860
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  4,050           3,992
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,614
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,416
American General Finance Corp. (E)
   Series MTNG
   3.492% due 03/23/07                                    200             200
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,963
Associates Corp. of North America
   6.250%-8.550% due 11/01/08-07/15/09                  2,650           2,851
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,133
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,053
Bank One Corp.
   2.625% due 06/30/08                                  3,050           2,895
BankAmerica Corp.
   7.125% due 03/01/09                                  1,500           1,620
BB&T Corp. (E)
   Series BKNT
   3.420% due 06/04/07                                  3,500           3,505
Boeing Co.
   8.100% due 11/15/06                                  2,375           2,464
CIT Group, Inc.
   7.375% due 04/02/07                                  6,800           7,115
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   3.410% due 03/07/08                                  1,600           1,599
Citigroup, Inc.
   3.410% due 06/04/07 (E)                              1,000           1,000
   4.625% due 08/03/10                                  2,700           2,698
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,175
DaimlerChrysler NA Holding Corp.
   4.125%-4.750% due 03/07/07-01/15/08                  4,378           4,348

                                                    Short Duration Bond Fund  59

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,193
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             494
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,939
Fifth Third Bank
   Series BKNT
   4.200% due 02/23/10                                  2,000           1,968
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,516
   4.389% due 03/21/07 (E)(N)                           2,800           2,768
General Electric Capital Corp.
   4.125%-8.500% due 03/04/08-09/20/09                  7,800           7,993
   Series MTNA
   3.450%-8.125% due 07/16/07-04/01/08                  1,700           1,775
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             302
   4.509% due 01/16/07 (E)                                200             198
Goldman Sachs Group, Inc.
   3.690% due 01/09/07                                  3,000           3,004
   Series MTNB
   3.980% due 07/23/09                                  2,000           2,010
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,619
Household Finance Corp.
   4.625% due 01/15/08                                 10,800          10,821
   3.360% due 02/28/07 (E)                              3,200           3,200
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,500
Lehman Brothers Holdings, Inc.
   7.875%-8.250% due 06/15/07-08/15/10                  4,500           4,873
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,574
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,948
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  4,000           3,948
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,294
Morgan Stanley
   3.788% due 07/27/07 (E)                              3,000           3,003
   3.875% due 01/15/09                                  2,000           1,953
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,352

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,269
New York Life Global Funding (p)
   3.359% due 02/26/07                                  2,500           2,501
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           2,017
   2.800% due 06/26/08                                  5,600           5,351
Principal Life Income Funding Trusts
   3.200% due 04/01/09                                  1,500           1,433
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             499
Residential Capital Corp. (p)
   6.375% due 06/30/10                                  4,150           4,217
SBC Communications Capital Corp.
   Series MTND
   6.680% due 11/28/07                                  1,075           1,120
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,009
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,540
Textron, Inc.
   6.375% due 11/15/08                                  2,500           2,652
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,653
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,550
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,273           3,177
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,110
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,250           3,291
US Central Credit Union
   2.750% due 05/30/08                                  1,880           1,805
USAA Capital Corp. (p)
   Series MTNB
   4.640% due 12/15/09                                    595             593
Verizon Global Funding Corp. (N)
   4.000% due 01/15/08                                  4,300           4,256
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                    675             684

 60  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp.
   5.625% due 12/15/08                                  8,200           8,509
   Series *(E)
   3.528% due 07/20/07                                  3,500           3,503
Wells Fargo
   4.125% due 03/10/08                                    820             814
Wells Fargo & Co.
   3.500% due 09/15/06 (E)                              3,000           3,003
   6.250% due 04/15/08                                  8,337           8,703
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,983
                                                                 ------------
                                                                      193,768
                                                                 ------------

International Debt - 1.7%
Brazilian Government International Bond
   9.230% due 06/29/09 (E)                              1,150           1,330
   8.000% due 04/15/14                                  2,322           2,356
HBOS Treasury Services PLC (p)
   3.641%-3.750% due 01/12/07-09/30/08                  1,900           1,880
   3.500% due 11/30/07                                  2,000           1,959
HSBC Bank PLC
   6.950% due 03/15/11                                  1,000           1,126
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,550
Interstar Millennium Trust
   Series 2004-2G Class A
   3.600% due 03/14/36                                  2,040           2,040
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,232
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,104
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,410
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,103
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,554
                                                                 ------------
                                                                       20,644
                                                                 ------------

Mortgage-Backed Securities - 15.6%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,984           2,946
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,458           2,373

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.118% due 05/25/35                                 10,819          10,713
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    448             458
   Series 2002-K Class 2A1 (E)
   5.550% due 10/20/32                                     69              69
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.264% due 10/25/32                                     23              23
   Series 2003-1 Class 5A1
   5.434% due 04/25/33                                    596             586
   Series 2003-8 Class 2A1 (E)
   4.851% due 01/25/34                                    674             663
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.443% due 05/25/35                                  1,801           1,819
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    706             699
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    480             489
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,083
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    860             868
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,515           1,477
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    788             766
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,522           1,469
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             967
Countrywide Alternative Loan Trust
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    809             813

                                                    Short Duration Bond Fund  61

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    392             393
Credit Suisse First Boston Mortgage (p)
   Series 2002-P3 Class A
   1.691% due 08/25/33                                    396             399
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.659% due 10/25/32                                     47              47
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    943             918
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             980
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,111           2,050
Fannie Mae
   15 Year TBA (I)
   5.000%                                                 500             501
   30 Year TBA (I)
   5.500%                                               1,000           1,005
   4.500%-6.500% due 2008-2035                         66,818          67,365
   3.704%-3.754% due 2041-2042 (E)                      2,730           2,757
   Series 1994-1 Class K
   6.500% due 06/25/13                                    154             155
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                    825             822
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  1,110           1,110
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    647             646
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,266           3,248
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    365             358
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,449
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    765             741
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  2,937           2,897
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,203
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,427           2,278
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,614           1,661
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   3.000% due 11/28/35                                    401             401

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Federal Home Loan Bank System
   Series 2004-900 Class 1
   3.920% due 09/25/09                                  1,873           1,834
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00 Class A2
   1.876% due 03/15/08                                    439             433
Freddie Mac
   5.000%-8.000% due 2008-2031                          6,398           6,526
   Series 1993-164 Class PD
   4.500% due 09/15/08                                    176             176
   Series 2003-255 Class PB
   5.500% due 08/15/30                                    153             153
   Series 2003-258 Class QK
   4.000% due 04/15/22                                  1,151           1,149
   Series 2003-263 Class NK
   4.000% due 02/15/15                                  1,137           1,135
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                  2,201           2,193
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,793           1,795
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,648           2,603
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,749           1,739
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,735           1,692
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,481           1,442
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  1,250           1,241
Freddie Mac Gold
   4.000%-6.000% due 2007-2033                          6,003           6,043
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,624           1,658
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,057           3,001
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,849           1,830
Ginnie Mae I
   6.000%-9.500% due 2007-2017                            118             121
Ginnie Mae II
   3.750%-4.000% due 2027-2032                            521             525
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,844           2,778

 62  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.430% due 06/25/34                                  2,338           2,294
Impac CMB Trust
   Series 2004-2 Class A2
   3.710% due 04/25/34                                    660             659
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    830             820
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,443           1,400
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,964           1,894
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     90              91
Mellon Residential Funding Corp.
   Series 2000-TBC Class A1
   3.628% due 06/15/30                                  1,611           1,608
Morgan Stanley Capital I
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    810             783
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,581           1,544
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A1
   5.020% due 10/15/35                                    305             307
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             516
Prime Mortgage Trust
   Series 2004-CL1 Class 1A2
   3.860% due 02/25/34                                    316             317
   Series 2004-CL1 Class 2A2
   3.860% due 02/25/19                                     79              80
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.650% due 07/25/19                                  1,145           1,146
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,385           1,337
Structured Asset Mortgage Investments, Inc.
   Series 2002-AR3 Class A1
   3.747% due 09/19/32                                    152             152
Structured Asset Securities Corp.
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    147             150

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    476             487
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,635           1,591
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,049           2,009
Washington Mutual
   Series 2002-AR9 Class 1A (E)
   3.903% due 08/25/42                                  1,717           1,721
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    938             939
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   5.497% due 07/25/32                                     18              18
Washington Mutual, Inc. (E)
   Series 2002-AR6 Class A
   4.033% due 06/25/42                                    791             799
                                                                 ------------
                                                                      187,394
                                                                 ------------

Non-US Bonds - 0.1%
Deutsche Bundesrepublik
   5.500% due 01/04/311                          EUR      400             625
France Government Bond OAT
   5.750% due 10/25/32                           EUR      200             325
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             541
                                                                 ------------
                                                                        1,491
                                                                 ------------

United States Government Agencies - 0.4%
Fannie Mae (E)
   3.319% due 09/22/06                                  1,600           1,599
Federal Home Loan Bank System
   Zero coupon-5.925% due 04/09/08-04/27/10             2,349           2,334
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,038
                                                                 ------------
                                                                        4,971
                                                                 ------------

                                                    Short Duration Bond Fund  63

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Government Treasuries - 14.8%
United States Treasury Inflation Indexed Bonds
   3.625% due 04/15/28                                    120             155
United States Treasury Notes
   2.375%-5.500% due 08/15/06-08/15/28                178,475         177,249
                                                                 ------------
                                                                      177,404
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $885,703)                                                       875,139
                                                                 ------------

PREFERRED STOCKS - 0.1%
Financial Services - 0.1%
DG Funding Trust (p)                                      219           2,358
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,358
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
(Number of Contracts)
Eurodollar Futures
   Sep 2005 93.75 Put (159)                            37,266               1
   Sep 2005 95.50 Put (25)                              5,969              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2)                                                                   1
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
SHORT-TERM INVESTMENTS - 27.6%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,520
Associates Corp. of North America Series MTNH
   7.240%-7.250% due 05/08/06-05/17/06                  3,000           3,069
Bank of America Corp. (E)
   3.549% due 08/26/05                                  1,000           1,000
BankAmerica Corp.
   6.200% due 02/15/06                                    750             758
Barclays US Funding, LLC (z)
   3.290% due 09/06/05 (c)                                400             399
   3.655% due 11/28/05                                 10,700          10,565
Brazilian Government International Bond (E)
   4.250% due 04/15/06                                    416             417

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup, Inc.
   5.750%-6.750% due 12/01/05-05/10/06                  7,870           7,946
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,219
Danske Corp. Discount Notes (c)(z)
   3.110%-3.225% due 08/05/05-08/31/05                  6,100           6,098
Dexia Delaware (c)(z)
   3.235% due 08/12/05                                 10,700          10,689
DNB Nor Bank ASA (z)
   3.590%-3.595% due 11/21/05                          11,900          11,752
Fannie Mae Discount Notes (z)
   3.042%-3.142% due 08/03/05-08/31/05 (c)              7,000           6,988
   3.373% due 10/05/05                                  6,000           5,955
Federal Home Loan Bank Discount Notes (c)(z)
   3.095% due 08/10/05                                    300             300
Federal National Mortgage Association Discount
   Notes (z)
   3.228%-3.348% due 10/19/05-10/26/05                 24,000          23,792
Ford Motor Credit Co.
   7.600% due 08/01/05                                  1,900           1,900
France Telecom SA
   7.200% due 03/01/06                                  1,200           1,221
Frank Russell Investment Company Money Market
   Fund                                            52,503,334          52,503
Freddie Mac Discount Notes (z)
   2.995%-3.165% due 08/01/05-08/30/05 (c)              8,600           8,581
   3.239%-3.590% due 10/18/05-12/12/05                 14,600          14,450
General Electric Capital Corp.
   Series MTNA
   3.410% due 02/03/06                                  2,000           2,003
General Electric Capital Corp. Discount Notes
   (z)
   3.290% due 09/09/05 (c)                                100             100
   3.550%-3.580% due 10/20/05-10/26/05                 11,700          11,596

 64  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
General Motors Acceptance Corp.
   4.145%-4.529% due 04/13/06-05/18/06                  2,700           2,693
   4.870% due 10/20/05 (E)                                200             200
Government Trust Certificate
   8.500% due 04/01/06                                    448             458
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,028
HBOS Treasury Services, PLC (c)(z)
   3.250%-3.270% due 09/07/05-09/08/05                  3,800           3,788
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,014
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,623
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,014
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,016
Nordea Bank Finland PLC
   6.500% due 01/15/06                                  3,000           3,036
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,500
Rabobank USA Financial Corp. (z)
   3.105%-3.270% due 08/02/05-08/08/05 (c)             11,100          11,094
   3.620% due 11/28/05                                    700             691
Royal Bank of Scotland (z)
   3.455% due 10/06/05                                 10,800          10,707
SouthTrust Bank
   Series BKNT
   3.350% due 12/14/05                                  3,000           2,999
Spintab Swedish Mortgage (c)(z)
   3.080%-3.180% due 08/11/05-09/01/05                 11,700          11,682
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,013
SunTrust Bank
   Series BKNT
   3.529% due 10/03/05                                  2,000           2,000
Svenska Handlesbanken, Inc. (c)(z)
   3.155% due 08/03/05                                  4,500           4,499
Telefonica Europe BV
   7.350% due 09/15/05                                  6,700           6,726
Toyota Motor Credit Co. (z)
   3.570% due 10/27/05                                 10,700          10,605

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
UBS Financial Del, LLC (c)(z)
   3.165%-3.255% due 08/08/05-09/26/05                 11,900          11,850
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,021
United States Treasury Bills (c)(z)
   2.835%-2.976% due 08/18/05-09/08/05                 31,200          31,158
   2.947%-3.005% due 09/15/05 (sec.)                    1,330           1,325
US Bank NA (E)
   Series BKNT
   3.350% due 12/05/05                                  1,500           1,500
Washington Mutual Financial Corp. (N)
   7.250% due 06/15/06                                  3,005           3,082
Westpac Capital Corp. (z)
   3.560% due 10/26/05                                  1,000             991
Westpac Trust Securities, Ltd. (z)
   3.330% due 10/03/05                                 10,800          10,685
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $331,193)                                                       330,819
                                                                 ------------

OTHER SECURITIES - 0.6%
Frank Russell Investment Company Money Market
   Fund (X)                                         2,415,103           2,415
State Street Securities Lending Quality Trust
   (X)                                              4,504,185           4,504
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $6,919)                                                           6,919
                                                                 ------------

TOTAL INVESTMENTS - 101.2%
(identified cost $1,226,125)                                        1,215,236

OTHER ASSETS AND LIABILITIES,
NET - (1.2%)                                                          (14,831)
                                                                 ------------

NET ASSETS -100.0%                                                  1,200,405
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Short Duration Bond Fund  65

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 09/05 (221)                         53,054             (269)
   expiration date 12/05 (388)                         92,863             (569)
   expiration date 03/06 (515)                        123,124             (418)
   expiration date 06/06 (230)                         54,953             (171)
   expiration date 09/06 (14)                           3,344              (10)
United States Treasury 2 Year Notes
   expiration date 09/05 (89)                          18,377              (83)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (1,520)
                                                                  ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             809      USD           984    08/25/05                  2
JPY          61,632      USD           552    08/12/05                  3
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                   5
                                                           ==============

INTEREST RATE SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
       COUNTER                   NOTIONAL                                                        TERMINATION           VALUE
        PARTY                     AMOUNT              FUND RECEIVES          FUND PAYS               DATE                $
---------------------   --------------------------   ----------------   --------------------   ----------------   ----------------
                                                                        Three Month USD
UBS                     USD                 34,800   4.000%             LIBOR                      12/15/07                   (325)
                                                                                                                  ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($139)                                     (325)
                                                                                                                  ================

See accompanying notes which are an integral part of the schedules of investments.

 66  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM INVESTMENTS - 96.3%
Asset-Backed Securities - 7.1%
AAA Trust (p)
   Series 2005-2 Class A1
   3.414% due 11/26/35                                  1,753           1,751
Aames Mortgage Investment Trust (E)
   Series 2005-2 Class 1A1
   3.540% due 07/25/35                                     93              93
ABSC NIMs Trust (p)
   Series 2004-HE5 Class A1
   5.000% due 08/27/34                                    101             100
ACE Securities Corp. (E)
   Series 2004-OP1 Class M2
   4.510% due 04/25/34                                    650             651
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.960% due 02/25/33                                    205             207
Argent Securities, Inc.
   Series 2004-W11 Class A2
   3.640% due 11/25/34                                    101             101
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   3.540% due 06/25/35                                    295             295
Centex Home Equity
   Series 2004-B Class AV2
   3.560% due 03/25/34                                     10              10
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2004-1 Class 1A1
   3.570% due 11/25/18                                     14              14
   Series 2002-2 Class 2A1
   3.710% due 05/25/32                                    241             242
Chase Issuance Trust (E)
   Series 2005-A3 Class A
   3.408% due 10/17/11                                  4,035           4,036
Countrywide Asset-Backed Certificates
   Series 2003-BC4 Class 2A2 (E)
   3.780% due 09/25/33                                    182             182
   Series 2003-S2 Class A1 (E)
   3.630% due 12/25/18                                      5               5
   Series 2003-BC2 Class 2A1 (E)
   3.760% due 06/25/33                                     62              62
   Series 2001-BC3 Class A
   3.700% due 12/25/31                                    165             165
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    620             612
   Series 2004-7 Class 2AV1
   3.610% due 12/25/22                                    251             251
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                  1,085           1,069

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-S1 Class A1
   3.680% due 12/25/18                                  2,274           2,274
   Series 2004-14N Class N (p)
   5.000% due 06/25/36                                    242             242
   Series 2004-BC1 Class M1 (E)
   3.960% due 02/25/34                                    235             235
   Series 2005-SD2 Class A1A (p)(E)
   3.650% due 08/25/35                                  2,330           2,330
   Series 2005-2N Class N (p)
   4.500% due 08/25/36                                    473             472
Credit-Based Asset Servicing and Securitization
   Series 2004-CB6 Class AF1
   3.650% due 07/25/35                                    472             473
CWABS, Inc. (p)
   Series 2005-5N Class N
   5.000% due 07/25/36                                    430             428
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,460           1,444
Discover Card Master Trust I
   Series 2005-1 Class A
   3.398% due 09/16/10                                  3,870           3,861
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   3.488% due 04/15/08                                  1,790           1,791
Equifirst Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   3.560% due 01/25/34                                    471             471
   Series 2005-1 Class A1
   3.520% due 04/25/35                                  1,190           1,190
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2005-1 Class N1
   4.458% due 04/25/35                                  1,593           1,590
Equity One ABS, Inc.
   Series 2004-2 Class AF1
   3.570% due 07/25/34                                     92              92
Fannie Mae
   4.750% due 04/19/10                                  3,845           3,848
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,040           1,071

                                                       Diversified Bond Fund  67

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Grantor Trust
   Series 2002-T5 Class A1 (E)
   3.580% due 05/25/32                                    334             335
   Series 2002-T7 Class A1 (E)
   3.570% due 07/25/32                                    200             200
   Series 2002-T13 Class A1 (E)
   3.560% due 08/25/32                                     44              44
   Series 2003-T3 Class 1A (E)
   3.580% due 06/25/33                                    291             291
   Series 2003-T4 Class 1A (E)
   3.570% due 09/26/33                                    946             946
   Series 2004-T4 Class A1
   3.540% due 06/25/17                                    613             613
   Series 2005-T3 Class A1A (E)
   3.500% due 07/25/35                                  6,863           6,863
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   3.720% due 06/25/32                                    308             309
   Series 2003-W16 Class AV1
   3.610% due 11/25/33                                    412             412
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FFH Class 2A1
   3.840% due 10/25/34                                  1,561           1,567
First Franklin NIMs Trust (p)
   Series 2004-FFH Class N1
   4.212% due 03/25/34                                     61              61
   3.967% due 04/25/34                                    164             164
   Series 2004-FFH Class N2
   7.385% due 03/25/34                                    300             300
   Series 2004-FF5 Class N1
   3.475% due 08/25/34                                    221             221
   Series 2005-FF1 Class N1
   4.213% due 01/25/35                                  1,108           1,104
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                    630             623
Ford Credit Floorplan Master Owner Trust
   Series 2004-1 Class A (E)
   3.428% due 07/15/09                                  2,275           2,276
   Series 2001-2 Class A
   3.528% due 07/15/08                                  1,400           1,402
Fremont Home Loan Trust (E)
   Series 2005-A Class 2A1
   3.570% due 01/25/35                                    126             126
Fremont NIMsTrust (p)
   Series 2004-B Class NOTE
   4.703% due 05/25/34                                     70              70
   3.750% due 01/25/35                                    864             859

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GE Dealer Floorplan Master Note Trust (E)
   Series 2005-1 Class A
   3.300% due 04/20/10                                  1,800           1,800
   Series 2004-2 Class A
   3.510% due 07/20/09                                  1,240           1,242
GMAC Mortgage Corp. Loan Trust
   Series 1999-1 Class A (E)
   3.699% due 06/18/27                                    432             433
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    725             715
   Series 2004-HE5 Class A1 (E)
   3.600% due 09/25/34                                  1,499           1,499
GSAMP Trust
   Series 2003-AHL Class A2A (E)
   3.660% due 10/25/33                                    250             250
   Series 2004-NC2 Class A2A
   3.640% due 10/01/34                                    548             548
   Series 2004-NC1 Class A3 (E)
   3.850% due 03/25/34                                    425             425
Home Equity Asset Trust (E)
   Series 2004-3 Class M3
   4.910% due 08/25/34                                    455             462
Home Equity Mortgage Trust
   Series 2004-4 Class A2
   3.610% due 12/25/34                                    119             119
Household Credit Card Master Note Trust I (E)
   Series 2002-1 Class A
   3.518% due 07/15/08                                    760             760
Household Mortgage Loan Trust
   Series 2002-HC1 Class A
   3.730% due 05/20/32                                     58              58
IndyMac Residential Asset Backed Trust (E)
   Series 2005-A Class AII1
   3.570% due 03/25/35                                  1,280           1,280
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   3.654% due 08/25/27                                  2,125           2,125
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    677             676

 68  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Long Beach Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   5.360% due 06/25/33                                    670             681
   Series 2005-WL1 Class 2A1
   3.498% due 06/25/35                                  2,050           2,049
Mastr Asset Backed Securities Trust (E)
   Series 2004-OPT Class A3
   3.720% due 02/25/34                                    348             348
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   3.470% due 04/25/08                                  1,845           1,845
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-WMC Class A2 (E)
   3.760% due 10/25/34                                    491             492
   Series 2003-WMC Class A2 (E)
   3.800% due 02/25/34                                     12              12
   Series 2003-OP1 Class N1 (p)
   7.250% due 09/25/34                                     31              30
Morgan Stanley ABS Capital I (E)
   Series 2003-NC5 Class A2
   3.740% due 04/25/33                                     66              66
Morgan Stanley Capital I (p)
   Series 2004-RR2 Class A2
   5.450% due 10/28/33                                  1,475           1,501
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   3.830% due 04/25/33                                     55              55
MSDWCC Heloc Trust
   Series 2005-1 Class A
   3.650% due 07/25/17                                    271             271
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   3.588% due 04/15/08                                    785             786
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   3.460% due 07/15/10                                  1,700           1,702
Novastar Home Equity Loan
   Series 2004-4 Class A2A
   3.650% due 03/25/35                                    600             600
   Series 2005-1 Class A2A (E)
   3.580% due 06/25/35                                  1,788           1,789
Novastar NIMs Trust (p)
   Series 2004-N1 Class NOTE
   4.458% due 02/26/34                                     35              35
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    257             256

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Option One Mortgage Loan Trust (E)
   Series 2001-4 Class A
   3.760% due 01/25/32                                    214             214
   Series 2003-1 Class A2
   3.880% due 02/25/33                                    300             301
   Series 2003-2 Class A2
   3.760% due 04/25/33                                    136             136
   Series 2002-2 Class A
   3.730% due 06/25/32                                    137             137
   Series 2003-2 Class M2
   5.160% due 04/25/33                                    540             548
   Series 2003-4 Class M2
   5.110% due 07/25/33                                    295             300
   Series 2003-3 Class M3
   5.460% due 06/25/33                                    345             352
Option One Mortgage Securities Corp. NIMs Trust
   (p)(E)
   Series 2003-6A Class NOTE
   3.684% due 10/26/10                                     79              78
Park Place Securities NIMs Trust (p)
   Series 2004-MCW Class A
   4.458% due 09/25/34                                    154             154
   Series 2005-WCW Class A
   5.500% due 07/25/35                                    700             700
Park Place Securities, Inc.
   Series 2005-WCH Class A3A
   3.580% due 01/25/36                                    557             557
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    200             197
Ramp NIMs Trust (p)
   Series 2005-NM2 Class NOTE
   5.193% due 04/25/35                                    496             496
Renaissance Home Equity Loan Trust
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    495             490
Renaissance NIMs Trust (p)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                     39              40
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    165             165
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                    427             427

                                                       Diversified Bond Fund  69

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Asset Mortgage Products, Inc.
   Series 2004-RS6 Class AI1 (E)
   3.610% due 08/25/22                                    365             365
   Series 2002-RS5 Class AII (E)
   3.830% due 09/25/32                                    254             255
   Series 2003-RS1 Class AII (E)
   3.850% due 02/25/33                                    299             300
   Series 2003-RS2 Class AII (E)
   3.800% due 03/25/33                                    300             301
   Series 2003-RS3 Class AII (E)
   3.820% due 04/25/33                                    217             218
   Series 2004-RS8 Class AI1
   3.640% due 12/25/23                                    858             858
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    375             372
   Series 2004-RS8 Class AII1
   3.600% due 05/25/26                                    798             799
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   3.695% due 03/25/32                                    163             163
   Series 2002-KS3 Class A1B (E)
   3.710% due 05/25/32                                    297             298
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    915             904
   Series 2003-KS1 Class M2 (E)
   5.210% due 01/25/33                                    455             458
   Series 2001-KS3 Class AII (E)
   3.690% due 09/25/31                                    222             223
Residential Funding Mortgage Securities II (E)
   Series 2005-HI2 Class A1
   3.466% due 05/25/35                                  3,462           3,461
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   3.770% due 06/25/33                                    123             123
   Series 2004-1 Class A
   3.730% due 03/25/35                                    718             719
Sears Credit Account Master Trust
   Series 2002-4 Class A
   3.518% due 08/18/09                                  1,900           1,900
   Series 2002-5 Class A
   3.768% due 11/17/09                                  1,700           1,702
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   3.710% due 02/25/34                                    380             380
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-FM1 Class N
   6.160% due 09/25/33                                     43              43

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SLM Student Loan Trust
   Series 2004-9 Class A1
   3.640% due 10/26/09                                    135             135
   Series 2005-2 Class A1 (E)
   3.630% due 04/26/10                                    374             374
   Series 2003-10A Class A1A (p)(E)
   1.500% due 12/15/16                                  6,600           6,600
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                     96             109
Soundview Assets
   4.700% due 06/25/35                                  1,032           1,031
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   3.800% due 01/25/34                                    106             106
   Series 2004-BC2 Class A2
   3.730% due 05/25/35                                    611             612
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   5.560% due 08/25/33                                    520             531
Structured Asset Securities Corp.
   Series 2002-HF1 Class A (E)
   3.604% due 01/25/33                                     13              13
   Series 2003-BC1 Class A (E)
   3.960% due 05/25/32                                    259             260
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    900             888
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    835             821
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    260             271
Textron Financial Floorplan Master Note Trust
   (p)(E)
   Series 2005-1A Class A
   3.500% due 05/13/10                                  2,140           2,141
Toyota Auto Receivables Owner Trust (E)
   Series 2002-C Class A4
   3.438% due 05/15/09                                    880             880
Volkswagen Credit Auto Master Trust
   Series 2000-1 Class A
   3.585% due 08/20/07                                  1,870           1,870

 70  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Asset Securitization, Inc.
   Series 2003-HE3 Class A
   3.710% due 11/25/33                                    386             387
Wells Fargo Home Equity Trust
   Series 2004-2 Class A31
   3.620% due 06/25/19                                     57              57
Whole Auto Loan Trust
   Series 2004-1 Class A4
   3.260% due 03/15/11                                  1,370           1,338
                                                                 ------------
                                                                      112,912
                                                                 ------------

Corporate Bonds and Notes - 14.5%
Altria Group, Inc.
   7.000% due 11/04/13                                    730             800
Amerada Hess Corp.
   7.300% due 08/15/31                                    955           1,133
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     85              87
American General Finance Corp.
   Series MTNG (E)
   3.492% due 03/23/07                                    100             100
   Series MTNI
   3.608% due 06/27/08 (E)                              1,600           1,599
   4.875% due 07/15/12                                  1,305           1,293
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                    565             639
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    675             686
ASIF Global Financing (p)
   4.900% due 01/17/13                                    120             120
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  1,160           1,248
Bank of America Corp.
   3.875%-7.800%
   due 01/15/08-12/01/10                                2,850           2,831
Banque Paribas
   6.875% due 03/01/09                                    440             472
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                    765             730
BellSouth Corp.
   4.200% due 09/15/09                                    140             138
   6.550% due 06/15/34 (N)                                 55              61
Berkshire Hathaway Finance Corp.
   4.125% due 01/15/10                                  1,585           1,551
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    165             176
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     55              65

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Campbell Soup Co.
   5.875% due 10/01/08                                    160             166
Carolina Power & Light Co.
   5.150%-6.500%
   due 07/15/12-04/01/15                                  780             791
Caterpillar Financial Services Corp.
   4.875% due 06/15/07                                    445             448
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    210             220
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    530             620
Cingular Wireless Services, Inc.
   7.875%-8.750%
   due 03/01/11-03/01/31                                1,855           2,278
CIT Group, Inc.
   5.750%-6.875%
   due 09/25/07-11/01/09                                  255             267
   3.468% due 02/15/07 (E)                              2,000           2,004
Citicorp
   7.250% due 10/15/11                                    370             419
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   3.410% due 03/07/08                                  1,300           1,299
Citigroup, Inc.
   3.500%-5.000%
   due 02/01/08-09/15/14                               10,305          10,251
Clear Channel Communications, Inc.
   5.500%-5.750%
   due 01/15/13-09/15/14 (N)                              530             500
   4.250% due 05/15/09                                    150             143
Clorox Co.
   4.200%-5.000% due 01/15/10-01/15/15                    405             404
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                    100             103
Comcast Cable Communications
   6.750% due 01/30/11                                  1,395           1,517
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  2,800           3,366

                                                       Diversified Bond Fund  71

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Comcast Corp.
   5.850% due 01/15/10 (N)                                260             270
   5.650%-6.500%
   due 01/15/15-06/15/35                                3,800           3,825
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    920           1,128
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    235             247
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    110             112
   Series MTNJ
   5.500% due 08/01/06                                  1,600           1,618
COX Communications, Inc.
   3.875%-6.750%
   due 10/01/08-03/15/11                                4,685           4,992
Credit Suisse First Boston USA, Inc.
   3.875%-6.500%
   due 01/15/08-08/15/13                                  875             873
DaimlerChrysler NA Holding Corp.
   4.050%-4.750%
   due 01/15/08-06/04/08                                1,190           1,171
Detroit Edison Co.
   6.125%-6.350%
   due 10/01/10-10/15/32                                  315             341
Devon Energy Corp.
   7.950% due 04/15/32                                    540             698
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    200             221
Dominion Resources, Inc.
   4.125%-5.700%
   due 02/15/08-09/17/12                                1,030           1,039
   Series B
   6.250% due 06/30/12                                     80              86
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    430             533
Duke Energy Corp.
   5.625%-6.250%
   due 01/15/12-11/30/12                                  560             588
Duke Energy Field Services LLC
   5.750%-6.875%
   due 11/15/06-02/01/11                                  100             105
Eastman Kodak Co.
   7.250% due 11/15/13                                     40              40
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    465             483
Eli Lilly & Co.
   6.770% due 01/01/36                                    565             692
EOP Operating, LP
   4.650% due 10/01/10                                  1,490           1,462

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Exelon Corp.
   4.450%-4.900%
   due 06/15/10-06/15/15                                2,555           2,510
FedEx Corp.
   7.600% due 07/01/97                                    155             193
Fifth Third Bank
   7.750% due 08/15/10                                    330             331
Financing Corp. Principal Only STRIP
   Series 15P
   Zero coupon due 03/07/19                               165              86
   Series 10P
   Zero coupon due 11/30/17                             1,165             651
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    680             731
   Series C
   7.375% due 11/15/31                                  2,010           2,417
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    645             649
Ford Motor Co.
   7.450% due 07/16/31                                    360             305
Ford Motor Credit Co.
   4.218%-7.875% due 11/16/06-02/01/11                  5,595           5,573
   4.389% due 03/21/07 (E)                              1,800           1,780
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    510             525
Genentech, Inc. (p)
   4.750% due 07/15/15                                  1,160           1,151
General Electric Capital Corp.
   3.250%-4.875% due 03/09/07-03/04/15                  6,170           6,075
   Series MTNA
   4.250% due 12/01/10 (N)                                 85              84
   4.250%-6.000% due 01/15/08-09/15/14                  3,615           3,746
General Electric Co.
   5.000% due 02/01/13                                  2,565           2,595
General Motors Acceptance Corp.
   5.625%-7.750% due 09/15/06-01/19/10                  3,515           3,445
General Motors Corp.
   8.375% due 07/15/33                                    120             108
Golden West Financial Corp.
   4.125% due 08/15/07                                    220             219

 72  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.
   4.125%-6.875% due 01/15/08-02/15/34                  5,810           5,977
   Series MTNB
   3.380% due 08/01/06                                  3,000           3,000
   3.590% due 03/30/07 (E)                              2,000           2,001
Harrah's Operating Co., Inc. (p)
   5.625% due 06/01/15                                  1,385           1,403
Historic TW, Inc.
   6.950%-9.125% due 01/15/13-01/15/28                  1,710           2,005
HJ Heinz Co.
   6.375% due 07/15/28                                     50              57
HJ Heinz Finance Co.
   6.750% due 03/15/32 (N)                                115             134
   6.000% due 03/15/12                                     40              43
Household Finance Corp.
   4.125%-7.000% due 05/15/09-11/27/12                 12,155          12,479
   3.379% due 02/09/07 (E)                              2,000           2,004
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,580           1,647
   3.500%-5.875% due 04/01/09-05/01/13                  2,475           2,451
   Series MTNP
   3.125% due 05/03/07                                  1,560           1,523
International Paper Co.
   5.500% due 01/15/14                                    510             512
ITT Industries, Inc.
   7.400% due 11/15/25                                    240             290
John Deere Capital Corp.
   Series MTND
   4.400% due 07/15/09                                  1,870           1,856
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    310             323
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  4,080           4,080
JPMorgan Chase & Co.
   4.500%-5.125% due 01/15/12-09/15/14                  1,670           1,665
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  1,030           1,123
Kraft Foods, Inc.
   4.000%-5.625% due 10/01/08-11/01/11                  3,140           3,197
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     70              83

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.
   4.000%-6.625% due 01/22/08-01/18/12                    915             949
Lennar Corp. (p)
   5.600% due 05/31/15                                    815             820
Lockheed Martin Corp.
   8.500% due 12/01/29                                    410             577
M&I Marshall & Ilsley Bank
   Series BKNT
   4.400% due 03/15/10                                  1,370           1,354
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,480           1,488
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    145             167
May Department Stores Co. (The)
   4.800%-5.750% due 07/15/09-07/15/14                    330             338
Merrill Lynch & Co., Inc.
   3.833% due 10/27/06 (E)(N)                           2,000           2,003
   Series MTNB
   3.125% due 07/15/08                                  1,490           1,433
   Series MTNC
   4.310% due 03/12/07 (E)                                340             338
Metlife, Inc.
   5.700% due 06/15/35                                  1,415           1,432
Metropolitan Life Global Funding I (p)(E)
   3.484% due 03/16/07                                  2,000           2,001
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    330             339
Morgan Stanley
   3.625%-6.750% due 04/01/08-04/01/14                  2,320           2,323
   3.701% due 01/12/07 (E)                              2,000           2,001
   Series MTNF
   3.734% due 01/18/08                                  1,400           1,401
Natexis Ambs Co. LLC (p)(f)
   8.440% due 12/29/49                                    270             296
National City Bank
   4.500% due 03/15/10                                  1,910           1,896
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  3,335           3,474
News America Holdings
   7.750%-8.250% due 12/01/45-10/17/96                    350             417

                                                       Diversified Bond Fund  73

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
News America, Inc.
   6.750% due 01/09/38                                     45              50
   Series WI
   6.200% due 12/15/34                                  3,750           3,897
Nisource Finance Corp.
   7.875% due 11/15/10                                    355             401
Norfolk Southern Corp.
   6.200%-7.900% due 04/15/09-05/15/97                  1,455           1,651
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    860           1,026
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    185             255
Ohio Power Co.
   Series D
   5.500% due 02/15/13                                     35              36
Pacific Gas & Electric Co.
   3.600%-6.050% due 03/01/09-03/01/34                  1,075           1,107
Pacificorp
   4.300% due 09/15/08                                    615             611
Pemex Project Funding Master Trust
   7.375% due 12/15/14                                  1,600           1,768
Progress Energy, Inc.
   5.850%-7.750% due 10/30/08-10/30/31                  1,410           1,520
Rabobank Capital Funding II (p)(f)
   5.260% due 12/31/49                                     30              30
Rabobank Capital Funding Trust (p)(f)
   5.254% due 12/29/49                                     60              60
Raytheon Co.
   6.750% due 08/15/07                                    439             457
RBS Capital Trust III (f)
   5.512% due 09/26/49                                    525             532
Residential Capital Corp. (p)
   6.375% due 06/30/10                                    685             696
Safeway, Inc.
   7.250% due 02/01/31                                     45              51
SBC Communications, Inc.
   4.125%-6.450% due 09/15/09-06/15/34                    450             448
Simon Property Group, LP
   4.875% due 08/15/10                                  1,100           1,094
   4.600%-5.100% due 06/15/10-06/15/15 (p)              2,460           2,421
Sovereign Bank
   5.125% due 03/15/13                                    445             445
Sprint Capital Corp.
   6.000%-8.750% due 01/15/07-03/15/32                  8,515           9,991

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
TCI Communications, Inc.
   7.875%-9.800% due 02/01/12-08/01/13                  1,345           1,596
Time Warner Entertainment Co., LP Series *
   8.375%-8.375% due 03/15/23-07/15/33                  2,985           3,874
Time Warner, Inc.
   6.750%-7.700% due 04/15/11-05/01/32                  2,230           2,516
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    160             159
TXU Corp. (p)
   6.550% due 11/15/34                                    610             600
TXU Electric Delivery Co.
   6.375%-6.375% due 05/01/12-01/15/15                  1,200           1,299
TXU Energy Co. LLC
   7.000% due 03/15/13                                    545             603
Unilever Capital Corp.
   5.900% due 11/15/32                                    325             349
United Technologies Corp.
   5.400% due 05/01/35                                     80              81
Univision Communications, Inc.
   3.500% due 10/15/07                                    780             758
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,380           1,332
US Bank NA
   5.700% due 12/15/08                                     70              72
Verizon Global Funding Corp.
   7.250%-7.750% due 12/01/10-12/01/30                  1,950           2,304
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                  1,110           1,172
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    555             563
Viacom, Inc.
   5.625%-6.625% due 05/15/11-08/15/12                  2,020           2,079
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,725           1,747

 74  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp.
   6.550% due 10/15/35 (N)                                275             316
   5.250% due 08/01/14                                  3,570           3,637
Wal-Mart Stores, Inc.
   4.500% due 07/01/15                                  1,805           1,752
Waste Management, Inc.
   6.375% due 11/15/12                                    445             478
Wells Fargo & Co.
   4.200%-4.950% due 01/15/10-02/09/15                  5,520           5,453
Weyerhaeuser Co.
   6.125%-6.750% due 03/15/07-03/15/12                  1,209           1,299
Wyeth
   5.500%-6.950% due 03/15/11-02/01/14                  1,555           1,694
XTO Energy, Inc.
   6.250% due 04/15/13                                    450             481
Yum! Brands, Inc.
   8.875% due 04/15/11                                    165             197
Zurich Capital Trust I
   8.376% due 06/01/37                                  1,250           1,346
                                                                 ------------
                                                                      231,427
                                                                 ------------

International Debt - 3.4%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    550             578
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    400             495
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    615             599
Argent NIMs Trust (p)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                     30              30
Axa SA
   8.600% due 12/15/30                                  1,430           1,917
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    365             407
British Telecommunications PLC
   8.875% due 12/15/30                                    325             456
Chalet Finance PLC (p)(E)
   Series 2003-2A Class A1
   3.499% due 11/26/13                                  1,070           1,071
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    590             580
Chile Government International Bond
   5.625% due 07/23/07                                    675             689
Conoco Funding Co.
   6.350% due 10/15/11                                    950           1,033

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (p)(E)
   Series 2004-9A Class A1
   3.920% due 04/08/39                                  2,267           2,267
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,655           1,686
Deutsche Telekom International Finance BV
   5.250% due 07/22/13                                    190             194
   8.500%-8.750% due 06/15/10-06/15/30 (E)              4,520           5,792
Diageo Finance BV
   3.000% due 12/15/06                                    705             689
EnCana Corp.
   6.500% due 08/15/34                                     95             108
Equifirst Mortgage Loan Trust NIMs Notes (p)
   Series 2004-2 Class N1
   3.967% due 10/25/34                                    636             635
Export-Import Bank of China (p)(N)
   4.875% due 07/21/15                                    580             569
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    290             284
First Franklin NIMs Trust (p)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                     72              72
France Telecom SA
   7.750%-8.500% due 03/01/11-03/01/31                    905           1,063
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    750             757
Granite Master Issuer PLC (E)
   Series 2005-2 Class A4
   3.366% due 12/20/54                                  3,555           3,555
Intelsat Bermuda, Ltd.
   6.500% due 11/01/13                                    375             307
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   3.870% due 01/20/36                                  1,078           1,080
Korea Development Bank
   4.250% due 11/13/07                                    820             813
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    145             145

                                                       Diversified Bond Fund  75

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Medallion Trust (E)
   Series 2003-1G Class A
   3.629% due 12/21/33                                    538             539
   Series 2004-1G Class A1
   3.424% due 05/25/35                                  2,056           2,058
Mexico Government International Bond
   6.375%-8.375% due 01/14/11-04/08/33                  6,516           7,376
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    445             463
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    190             190
Newcastle CDO I, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    870             850
Nexen, Inc.
   5.875% due 03/10/35                                    765             759
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    100             100
Province of Quebec
   5.000%-6.125% due 07/17/09-01/22/11                  1,430           1,531
Resona Preferred Global Securities Cayman, Ltd.
   (p)(E)(f)
   7.191% due 12/29/49                                    375             383
Russia Government International Bond
   5.000% due 03/31/30                                  3,350           3,714
Santander Financial Issuances
   6.375% due 02/15/11                                    120             129
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    285             320
Scottish Power PLC
   5.375% due 03/15/15                                  1,735           1,751
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    229             242
Telecom Italia Capital SA
   4.000%-6.375% due 01/15/10-11/15/33                  2,545           2,485
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    495             488
Tengizchevroil Finance Co.
   6.124% due 11/15/14                                    325             329
Tyco International Group SA
   6.000%-6.375% due 10/15/11-11/15/13                  1,350           1,453
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                     60              66
Vodafone Group PLC
   7.750% due 02/15/10                                    350             394

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo Home Equity Trust
   Series 2004-2N Class N1
   4.450% due 10/26/34                                    171             170
                                                                 ------------
                                                                       53,661
                                                                 ------------

Mortgage-Backed Securities - 42.7%
Arcap REIT, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    460             449
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   3.680% due 02/25/34                                    210             210
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  1,000           1,007
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    685             672
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,600           1,568
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.118% due 05/25/35                                    689             682
Bank of America Mortgage Securities
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     61              62
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-11 Class 1A1
   5.632% due 02/25/33                                     52              53
   Series 2002-11 Class 1A2
   5.342% due 02/25/33                                    104             104
   Series 2003-1 Class 6A1
   5.077% due 04/25/33                                    197             194
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.443% due 05/25/35                                  1,327           1,340
Bear Stearns Commercial Mortgage Securities
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                  1,103           1,099
Chaseflex Trust
   Series 2005-2 Class 4A2
   5.500% due 05/25/20                                  1,576           1,591

 76  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  4,770           4,945
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM1 Class A1
   3.560% due 07/25/35                                  2,125           2,125
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   3.444% due 10/25/33                                    142             142
   Series 2005-3 Class 1A2
   3.750% due 04/25/35                                    275             275
   Series 2005-9 Class M6
   4.610% due 05/25/35                                    309             306
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  2,381           2,314
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    820             851
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.839% due 07/19/44                                    721             731
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500%                                       34,630          34,577
   30 Year TBA (I)
   4.500%-6.500%                                      174,695         174,727
   4.500%-10.500% due 2007-2035                       222,690         224,307
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,045           1,075
   Series 1993-208 Class SA (E) Interest Only
   STRIP
   0.450% due 02/25/23                                    552               1
   Series 1997-81 Class PC
   5.000% due 04/18/27                                     20              20
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    400             398
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,150           1,233
   Series 2005-T2 Class 1A1 (E)
   3.000% due 11/28/35                                    321             320
Fannie Mae Whole Loan
   Series 2003-W1 Class 1A1
   6.500% due 12/25/42                                    122             125

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-W5 Class A (E)
   3.570% due 04/25/33                                    721             724
   Series 2003-W9 Class A (E)
   3.580% due 06/25/33                                  1,094           1,094
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H01 Class A1
   1.582% due 09/15/08                                    294             292
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                  1,480           1,460
Federal National Mortgage Association
   15 Year TBA (I)
   4.000%                                               6,485           6,252
Freddie Mac
   15 Year TBA (I)
   5.000%                                               5,100           5,113
   30 Year TBA (I)
   5.000%-5.500%                                       53,590          53,234
   4.500%-12.000% due 2008-2034                        21,746          22,137
   6.760% due 2030 (E)                                      8               8
   Series 1991-105 Class G
   7.000% due 03/15/21                                     77              77
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  1,500           1,489
   Series 2005-292 Class IG Interest Only STRIP
   5.000% due 04/15/23                                    578              95
Freddie Mac Gold
   15 Year TBA (I)
   4.500%                                                 865             851
   5.000%-8.500% due 2009-2035                         19,854          20,104
G-Force LLC (p)
   4.830% due 09/22/13                                  2,105           2,091
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    915             906
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    500             494
Ginnie Mae I
   30 Year TBA (I)
   5.000%-6.500%                                       20,305          20,783
   5.000%-10.500% due 2007-2035                         6,274           6,494
Ginnie Mae II (E)
   3.375%-4.375% due 2023-2024                            995           1,007

                                                       Diversified Bond Fund  77

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    605             599
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR2 Class 2A1
   3.607% due 12/19/33                                    185             185
Government National Mortgage Association
   30 Year TBA (I)
   6.000%                                               2,200           2,259
   Series 2002-61 Class A
   3.261% due 12/16/16                                      9               9
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    785             784
   Series 1998-23 Class ZA
   6.500% due 09/20/28                                  3,940           4,089
   Series 2003-NC5 Class A2 (I)
Government National Mortgage Association I
   30 Year TBA (I)
   5.000%                                               5,800           5,787
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                     65              67
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                  1,184           1,170
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,575           1,651
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    800             792
GSAMP Mortgage Loan Trust (p)(E)
   Series 2004-4 Class 1AF
   3.860% due 06/25/34                                  2,301           2,311
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   3.710% due 06/25/34                                    460             460
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   3.660% due 11/25/34                                    206             206
IndyMac Loan Trust (E)
   Series 2003-L1 Class A1 (p)
   3.840% due 11/25/08                                    274             274
   Series 2004-L1 Class A1 (p)
   3.740% due 07/25/09                                    828             828
   Series 2005-L1 Class A
   3.660% due 06/25/10                                  2,463           2,456

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    899             887
   Series 2004-C3 Class A4
   4.657% due 01/15/42                                  1,410           1,395
   Series 2005-LDP Class A1
   4.116% due 03/15/46                                    856             848
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,688           1,685
   Series 2005-CB1 Class A3
   5.197% due 08/12/37                                    890             908
   Series 2005-CB1 Class A4
   5.335% due 08/12/37                                  1,850           1,905
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                  1,250           1,234
   Series 2005-FL1 Class A1 (p)(E)
   3.498% due 02/15/19                                  2,795           2,795
   Series 2005-CB1 Class A3A1
   4.824% due 09/12/37                                  1,710           1,719
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.932% due 04/25/35                                  2,234           2,229
   Series 2005-A4 Class 1A1
   5.417% due 07/25/35                                  1,110           1,115
   Series 2005-A4 Class 3A1
   5.192% due 07/25/35                                  1,710           1,711
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    415             428
   Series 2004-C4 Class A3
   4.986% due 06/15/29                                  1,455           1,486
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    852             822
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    600             593
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    480             474
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,999           1,912
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    680             697
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                  1,111           1,134

 78  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    880             870
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,490           1,484
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    725             740
Morgan Stanley Capital I
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    285             283
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    934             923
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                  1,150           1,170
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,458           1,413
   Series 2005-HQ6 Class AX1 (p)
   0.550% due 08/13/42                                  1,600           1,609
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    790             821
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  1,593           1,657
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    275             278
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    980           1,029
Novastar NIMs Trust (p)
   Series 2005-N1 Class NOTE
   4.777% due 10/26/35                                    495             495
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.860% due 02/25/34                                    158             158
   Series 2004-CL1 Class 2A2
   3.860% due 02/25/19                                     40              40
Residential Accredit Loans, Inc.
   Series 2005-QA8 Class NB3
   5.524% due 07/25/35                                    885             897
SACO I, Inc. (p)
   Series 2004-2 Class A2
   3.650% due 07/25/19                                    573             573
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    691             767
   Series 2000-10B Class 1
   7.452% due 09/01/10                                  2,961           3,308

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  3,000           2,989
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,515           1,492
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,510           1,491
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  3,886           3,875
Washington Mutual (E)
   Series 2005-AR6 Class B3
   3.975% due 04/25/45                                    590             590
Washington Mutual, Inc.
   Series 2004-AR1 Class A1B1
   3.665% due 11/25/34                                  1,137           1,138
                                                                 ------------
                                                                      682,202
                                                                 ------------

Municipal Bonds - 0.4%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    700             756
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    200             209
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/01/21                                    620             627
New York City Municipal Water Finance Authority
   Revenue Bonds, weekly demand
   5.000% due 06/15/34                                    100             105
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    400             408
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.500% due 06/01/26                                  1,500           1,568
University of Illinois Revenue Bonds (u), weekly
   demand
   5.000% due 04/01/29                                  2,800           2,951

                                                       Diversified Bond Fund  79

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
University of Texas Revenue Bonds, weekly demand
   5.000% due 08/15/33                                    100             105
                                                                 ------------
                                                                        6,729
                                                                 ------------

Non-US Bonds - 1.1%
Bundesobligation
   3.250% due 04/17/09                           EUR    4,340           5,404
Canadian Government Bond
   3.000%-5.750% due 06/01/33-12/01/36           CAD      304             308
Deutsche Bundesrepublik
   4.250%-5.625% due 01/04/14-01/04/31           EUR    2,890           4,068
France Government Bond OAT
   3.000%-5.750% due 07/25/09-04/25/55           EUR    3,653           5,068
General Motors Corp.
   8.375% due 07/05/33                           EUR       90              97
Poland Government Bond
   6.000% due 05/24/09                           PLN    2,840             877
Queensland Treasury Corp.
   6.000% due 06/14/11                           AUD    1,370           1,075
Spain Government Bond
   4.200%-5.750% due 07/30/32-01/31/37           EUR      500             747
                                                                 ------------
                                                                       17,644
                                                                 ------------
United States Government Agencies - 5.1%
Fannie Mae
   2.500%-4.375% due 06/15/08-03/15/13 (N)              7,200           6,898
   Zero coupon-6.625% due 01/12/07-08/06/38            36,770          36,469
   3.319% due 09/22/06 (E)                              1,200           1,199
Federal Home Loan Bank System
   3.250%-5.375% due 02/15/07-08/15/19                  8,590           8,567
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16-09/26/19                    7,840           4,282
Freddie Mac
   3.750%-6.750% due 11/15/06-03/15/31                 23,445          24,378
                                                                 ------------
                                                                       81,793
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States Government Treasuries - 22.0%
United States Treasury Inflation Indexed Bonds
   0.875%-3.875% due 04/15/10-04/15/29                 19,424          19,693
   3.625% due 04/15/28 (N)                                240             310
United States Treasury Notes
   2.375%-13.250% due 08/31/06-02/15/31               302,549         322,839
   5.500%-7.875% due 02/15/21-08/15/28 (N)              5,900           7,134
United States Treasury Principal Principal Only
   STRIP
   Zero coupon due 11/15/21                             3,640           1,724
                                                                 ------------
                                                                      351,700
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,536,419)                                                   1,538,068
                                                                 ------------

PREFERRED STOCKS - 0.1%
Auto and Transportation - 0.0%
General Motors Corp.                                   23,425             467
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (p)                                      103           1,109
Fannie Mae                                              7,800             433
Fannie Mae (p)                                              1              95
                                                                 ------------
                                                                        1,637
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,992)                                                           2,104
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
OPTIONS PURCHASED - 0.0%
Eurodollar Futures
   Sep 2005 95.50 Call (13)                             3,104              17
   Mar 2006 96.25 Call (33)                             7,941               2
   Sep 2005 94.50 Put (163)                            38,509               1
   Mar 2006 96.00 Put (33)                              7,920              33
United States Treasury Notes
   10 Year Futures
   Aug 2005 115.00 Call (43)                            4,945               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $88)                                                                 54
                                                                 ------------

 80  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 23.9%
ANZ National, Ltd. Commercial Paper (z)
   3.535% due 10/21/05                                  2,000           1,982
ASB Bank Ltd. (z)
   3.220% due 08/24/05 (c)                                800             798
   3.510% due 10/18/05                                  5,900           5,845
ASIF Global Financing (p)(E)
   3.448% due 05/30/06                                  2,000           2,000
Asset Backed Securities Corp.
   5.050% due 05/27/06                                    535             535
Bank of America Corp. (z)
   3.360% due 09/30/05                                  2,300           2,287
Bank of Ireland Governor & Co. (c)(z)
   3.180%-3.190% due 08/22/05-08/22/05                  2,900           2,894
Barclays US Funding, LLC
   3.155%-3.290% due 08/03/05-09/06/05 (c)(z)           3,700           3,695
   3.655% due 11/28/05                                  3,700           3,653
Capital Auto Receivables Asset Trust (p)(E)
   Series 2005-1 Class A1
   3.398% due 06/15/06                                    124             124
DaimlerChrysler NA Holding Corp. (E)
   3.890% due 05/24/06                                    400             401
Danske Corp. Discount Notes
   3.135% due 08/11/05 (c)                              7,900           7,893
   3.460% due 10/11/05                                  1,100           1,090
DNB Nor Bank ASA (z)
   3.240%-3.255% due 09/23/05-09/26/05 (c)              3,200           3,184
   3.295%-3.525% due 10/03/05-11/07/05                  5,900           5,831
Duke Capital Corp.
   4.302% due 05/18/06                                    170             170
Fannie Mae
   1.875%-9.500% due 09/15/05-02/15/06                  6,602           6,640
Fannie Mae Discount Notes (z)
   3.140% due 08/24/05 (c)                                100             100
   3.373% due 10/05/05                                  2,600           2,581
Federal Home Loan Bank System
   2.500%-3.250% due 03/13/06-07/21/06                  7,385           7,320
Federal National Mortgage Association Discount
   Note (z)(sec.)
   3.530% due 12/05/05                                    335             331
Federal National Mortgage Association Discount
   Notes (N)(z)
   3.348% due 10/19/05                                  4,900           4,859

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Ford Motor Credit Co.
   6.875%-7.600% due 08/01/05-02/01/06                  1,000           1,008
France Telecom SA
   7.199% due 03/01/06                                    800             814
Frank Russell Investment Company Money Market
   Fund                                           253,382,032         253,382
General Electric Capital Corp. Discount Notes
   3.580% due 10/26/05 (z)                              1,200           1,189
General Motors Acceptance Corp. (E)
   4.144% due 05/18/06                                    600             598
Halliburton Co. (E)
   5.108% due 10/17/05                                  2,000           2,005
HBOS Treasury Services, PLC (c)(z)
   3.120%-3.255% due 08/08/05-09/07/05                  7,400           7,391
Nordea North America, Inc. (z)
   3.205% due 08/26/05 (c) 3.520% due 10/21/05          9,000           8,926
Rabobank USA Financial Corp. (z)
   3.105%-3.280% due 08/01/05-08/09/05 (c)              5,700           5,697
   3.620% due 11/28/05                                  3,400           3,357
Royal Bank of Scotland (z)
   3.230% due 09/01/05 (c)                              6,100           6,083
   3.445%-3.455% due 10/04/05-10/06/05                  3,000           2,974
Skandinaviska Enskilda Banken (z)
   3.170%-3.310% due 08/18/05-09/15/05 (c)              3,600           3,591
   3.465% due 10/12/05                                  5,400           5,352
Total Fina Elf (c)(z)
   3.300% due 08/01/05                                    500             500
Toyota Motor Credit Co. (c)(z)
   3.300% due 08/15/05                                  2,300           2,297
Treasury Bank NA (E)
   Series CD
   3.314% due 11/23/05                                  2,200           2,199
UBS Financial Del, LLC (z)
   3.180%-3.250% due 09/06/05-09/23/05 (c)              7,900           7,863
   3.285%-3.590% due 10/03/05-11/21/05                  1,200           1,186

                                                       Diversified Bond Fund  81

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Bills (c)(z)(sec.)
   2.925%-3.005% due 09/01/05-09/15/05                  1,420           1,416
US Bank NA
   Series BKNT
   5.625% due 11/30/05                                    500             503
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $382,685)                                                       382,544
                                                                 ------------

OTHER SECURITIES - 5.7%
Frank Russell Investment Company Money Market
   Fund (X)                                        31,929,051          31,929
State Street Securities Lending Quality Trust
   (X)                                             59,547,914          59,548
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $91,477)                                                         91,477
                                                                 ------------

TOTAL INVESTMENTS - 126.0%
(identified cost $2,012,661)                                        2,014,247

OTHER ASSETS AND LIABILITIES,
NET - (26.0%)                                                        (416,034)
                                                                 ------------

NET ASSETS -100.0%                                                  1,598,213
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 82  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 09/05 (46)                               5,056               (109)

Eurodollar Futures
   expiration date 09/05 (256)                             61,456               (261)
   expiration date 12/05 (234)                             56,005               (372)
   expiration date 03/06 (284)                             67,897               (201)
   expiration date 06/06 (70)                              16,725                (55)
   expiration date 09/06 (4)                                  955                 (3)

Germany, Federal Republic 5 Year
   Bonds
   expiration date 09/05 (13)                               1,810                  5

United States Treasury Bonds
   expiration date 09/05 (188)                             21,679               (454)
United States Treasury 2 Year Notes
   expiration date 09/05 (247)                             51,002               (224)
United States Treasury 5 Year Notes
   expiration date 09/05 (888)                             95,196             (1,078)

United States Treasury 10 Year Notes
   expiration date 09/05 (94)                              10,433               (138)

Short Positions
United States Treasury Bonds
   expiration date 09/05 (169)                             19,488                210

United States Treasury 5 Year Notes
   expiration date 09/05 (89)                               9,541                114

United States Treasury 10 Year Notes
   expiration date 09/05 (326)                             36,181                545
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (2,021)
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Euribor Futures
   Dec 2005 93.25 (EUR) Call (15)                           4,240                 --

United States Treasury Notes
   Aug 2005 121.00 Call (24)                                2,904                 (1)
   Aug 2005 115.00 Put (24)                                 2,760                (22)

United States Treasury Notes
   10 Year Futures
   Aug 2005 110.00 Call (18)                                1,980                (22)
   Aug 2005 115.00 Call (45)                                5,175                 (1)
   Aug 2005 116.00 Call (51)                                5,916                 (1)
   Nov 2005 113.00 Call (21)                                2,373                 (7)
   Nov 2005 114.00 Call (24)                                2,736                 (5)
   Aug 2005 110.00 Put (66)                                 7,260                (18)
   Nov 2005 108.00 Put (33)                                 3,564                (17)
   Nov 2005 109.00 Put (24)                                 2,616                (18)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $153)                                                               (112)
                                                                     ===============


           See accompanying notes which are an integral part of the schedules of investments.

                                                       Diversified Bond Fund  83

FRANK RUSSELL INVESTMENT COMPANY
DIVERSIFIED BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           1,062      AUD         1,401    08/10/05                  1
USD             417      EUR           345    08/10/05                  1
USD           4,419      EUR         3,670    08/10/05                 34
USD           6,108      EUR         5,071    08/10/05                 46
USD             121      EUR            99    08/15/05                 (1)
USD           1,118      EUR           880    08/19/05                (50)
USD             971      EUR           804    08/25/05                  5
USD              71      JPY         8,000    08/12/05                 --
USD             227      JPY        25,000    08/12/05                 (4)
USD             271      JPY        30,000    08/12/05                 (4)
USD           3,735      JPY       416,863    08/12/05                (22)
USD             886      PLN         3,025    08/10/05                 16
AUD           1,401      USD         1,078    08/10/05                 15
AUD           1,401      USD         1,057    11/08/05                 (2)

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
CAD             355      USD           295    08/30/05                  4
EUR           4,015      USD         5,216    08/10/05                345
EUR           5,071      USD         6,605    08/10/05                452
EUR           4,731      USD         5,754    08/25/05                 12
EUR           3,670      USD         4,437    11/08/05                (34)
EUR           5,071      USD         6,133    11/08/05                (46)
PLN           3,025      USD           928    08/10/05                 26
PLN           3,025      USD           884    11/08/05                (17)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 777
                                                           ==============

INTEREST RATE SWAP CONTRACTS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   MARKET
        COUNTER              NOTIONAL                                                        TERMINATION           VALUE
         PARTY                AMOUNT           FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   --------------   ----------------------   --------------------   ----------------   ----------------
Bank of America              CAD     300   6.000%                   3 Month LIBOR              12/16/19                      4
Barclays                    GBP      300   5.000%                   6 Month LIBOR              03/15/32                    (18)
Barclays                     EUR     300   6.000%                   6 Month LIBOR              03/15/32                     43
Barclays                    USD    8,500   4.000%                   3 Month LIBOR              12/15/10                   (224)
Morgan                      USD    1,300   4.000%                   3 Month LIBOR              12/15/10                    (34)
                                                                                                              ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) -
   ($211)                                                                                                                 (229)
                                                                                                              ================

See accompanying notes which are an integral part of the schedules of investments.

 84  Diversified Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 87.1%

Asset-Backed Securities - 7.4%
AAA Trust (p)
   Series 2005-2 Class A1
   3.414% due 11/26/35                                  2,311           2,308
Aames Mortgage Investment Trust (E)
   Series 2005-2 Class 1A1
   3.540% due 07/25/35                                    186             186
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                     47              47
ACE Securities Corp. (E)
   Series 2004-OP1 Class M2
   4.510% due 04/25/34                                  1,580           1,583
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     85              85
American Airlines, Inc.
   6.817% due 05/23/11                                    615             588
American Express Credit Account Master Trust (E)
   Series 2002-3 Class A
   3.498% due 12/15/09                                  1,800           1,803
   Series 2002-1 Class A
   3.498% due 09/15/09                                  1,600           1,602
   Series 2002-2 Class A
   3.498% due 11/16/09                                  2,175           2,177
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.960% due 02/25/33                                    450             455
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   3.680% due 02/25/34                                    453             453
Asset Backed Funding Certificates
   Series 2004-HE1 Class A1 (E)
   3.590% due 06/25/22                                    102             102
   Series 2004-OPT Class A2 (E)
   3.650% due 06/25/25                                    846             847
   Series 2005-WF1 Class A2A
   3.540% due 01/25/35 (E)                              1,217           1,217
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   3.638% due 08/15/08                                  2,000           2,004
Bear Stearns Asset Backed Securities, Inc.
   3.600% due 08/25/35                                  1,375           1,375
   Series 2004-BO1 Class 1A1
   3.660% due 09/25/34                                  1,358           1,358
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                    412             409
   Series 2003-3 Class A3B (E)
   3.468% due 01/15/08                                  1,000           1,001
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    900             888
Capital One Multi-Asset Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                    205             205
Carrington Mortgage Loan Trust (E)
   Series 2005-OPT Class A1A
   3.550% due 05/25/35                                  1,036           1,036
   Series 2005-NC3 Class A1A
   3.540% due 06/25/35                                  1,767           1,766
Cendant Timeshare Receivables Funding LLC (p)
   Series 2004-1A Class A1
   3.670% due 05/20/16                                    302             295
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    339             338
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    900             949
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                    353             350
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    370             365
Conseco Finance (E)
   Series 2000-C Class A
   3.758% due 12/15/29                                    496             496
Countrywide Asset-Backed Certificates
   Series 2004-1NI Class NOTE (p)
   6.000% due 05/25/34                                     94              94
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,310           1,293
   Series 2004-9 Class AF2
   3.337% due 09/25/23                                    625             617
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    920             910

                                                     Multistrategy Bond Fund  85

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    695             685
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    745             734
   Series 2005-3 Class AF1A (E)
   3.580% due 08/25/35                                    639             639
   Series 2004-BC1 Class M1 (E)
   3.960% due 02/25/34                                    545             545
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB4 Class AV1
   3.619% due 08/25/35                                  1,725           1,725
Entergy Gulf States, Inc. (E)
   3.730% due 12/01/09                                    335             336
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   3.520% due 04/25/35                                  1,531           1,532
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   3.570% due 07/25/34                                    194             194
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,016           1,046
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    382             409
Fannie Mae Grantor Trust
   Series 2004-T4 Class A3
   4.420% due 08/25/24                                    610             605
   Series 2004-T4 Class A2
   3.930% due 02/25/20                                    685             681
FHA 221D4
   7.430% due 07/02/22                                     97              98
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   3.610% due 07/25/35                                  1,825           1,825
Freddie Mac
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                  1,724           1,815
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    504             531
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A (N)
   3.438% due 06/15/10                                    800             801
   Series 2004-2 Class A
   3.428% due 09/15/10                                  1,950           1,951
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   3.480% due 07/20/08                                  1,050           1,050
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE4 Class A1 (E)
   3.570% due 03/25/35                                  1,300           1,301
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                  1,570           1,548
Golden Tree High Yield
   Opportunities, LP
   Series 2000-1 Class C1
   9.404% due 10/31/07                                  1,100           1,124
GSAA Trust (p)
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                    351             351
GSAMP Trust (E)
   Series 2005-AHL Class A1
   3.550% due 04/25/35                                  1,000           1,000
   Series 2004-NC1 Class A3
   3.850% due 03/25/34                                    980             980
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    792             785
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   3.780% due 10/20/32                                    569             569
Home Equity Asset Trust (E)
   Series 2004-3 Class M3
   4.910% due 08/25/34                                  1,060           1,077
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                    882             879
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   3.540% due 09/25/35                                  1,454           1,453
Long Beach Mortgage Loan Trust (E)
   Series 2005-1 Class 2A1
   3.600% due 02/25/35                                  1,156           1,156
   Series 2003-2 Class M2
   5.360% due 06/25/33                                  1,555           1,581
   Series 2005-2 Class 2A1
   3.539% due 04/25/35                                  1,592           1,592
Mastr Asset Backed Securities Trust (E)
   Series 2005-OPT Class A3
   3.550% due 03/25/35                                  1,077           1,077

 86  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MBNA Credit Card Master Note Trust
   Series 2002-A10 Class A10 (E)
   3.528% due 02/16/10                                  1,700           1,705
   Series 2005-A3 Class A3
   4.100% due 10/15/12                                    685             672
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    600             685
Merrill Lynch Mortgage Investors, Inc.
   Series 2003-WM1 Class N1 (p)
   7.000% due 11/25/33                                     21              21
   Series 2004-HE2 Class A2A (E)
   3.660% due 08/25/35                                    526             526
   Series 2004-WMC Class A2B1 (E)
   3.640% due 07/25/35                                    356             356
   Series 2004-WMC Class A2B2 (E)
   3.810% due 07/25/35                                    810             812
   Series 2005-WMC Class A2A (E)
   3.560% due 09/25/35                                    722             722
   Series 2005-WMC Class A2B (E)
   3.680% due 09/25/35                                  1,415           1,417
   Series 2005-NC1 Class A2B (E)
   3.680% due 10/25/35                                    900             901
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                    177             172
   Series 2004-1 Class A
   6.005% due 08/15/37                                    244             249
New Century Home Equity Loan Trust (E)
   Series 2004-A Class AII1
   3.640% due 08/25/34                                    339             339
   Series 2004-4 Class A3
   3.600% due 02/25/35                                  1,144           1,145
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2B
   3.800% due 03/25/35                                  1,020           1,023
   Series 2005-1 Class A2A
   3.580% due 06/25/35                                  2,078           2,078
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   5.160% due 04/25/33                                  1,250           1,268
   Series 2003-4 Class M2
   5.110% due 07/25/33                                    730             742
   Series 2003-3 Class M3
   5.460% due 06/25/33                                    775             791
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2005-2 Class A2A
   3.570% due 03/25/36                                  1,105           1,105
Park Place Securities, Inc. (E)
   Series 2005-WHQ Class A2A
   3.540% due 06/25/35                                  1,710           1,709
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    445             439
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    450             462
Premium Asset Trust (p)
   3.420% due 02/02/07                                    780             780
Renaissance Home Equity Loan Trust
   Series 2004-2 Class AF1 (E)
   3.660% due 07/25/34                                    709             710
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    765             756
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                  1,075           1,064
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                  1,385           1,374
Residential Asset Mortgage Products, Inc.
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    480             477
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    780             774
   Series 2004-RS8 Class AII1 (E)
   3.600% due 05/25/26                                  1,641           1,641
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    670             663
   Series 2004-RS1 Class AII2 (E)
   3.690% due 12/25/34                                    725             726
   Series 2005-RS1 Class AII1 (E)
   3.570% due 01/25/35                                    904             905
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                  1,915           1,891
   Series 2004-KS9 Class AI1 (E)
   3.630% due 07/25/21                                    301             301
   Series 2003-KS1 Class M2 (E)
   5.210% due 01/25/33                                  1,035           1,043
   Series 2001-KS3 Class AII (E)
   3.690% due 09/25/31                                    513             516

                                                     Multistrategy Bond Fund  87

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   3.610% due 02/25/13                                     85              85
Sankaty Market Value CDO (p)
   Series 2001-3 Class B1
   7.379% due 04/30/09                                    480             495
Saxon Asset Securities Trust (E)
   Series 2005-1 Class A2A
   3.570% due 05/25/35                                    856             856
   Series 2005-1 Class A2B
   3.680% due 05/25/35                                    905             906
   Series 2005-2 Class A2A
   3.550% due 09/25/35                                  2,028           2,027
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   3.518% due 08/18/09                                  3,900           3,900
   Series 2002-5 Class A
   3.768% due 11/17/09                                  3,600           3,604
Sharps SP I LLC
   6.850%-7.000%
   due 03/01/23-01/25/34                                  305             305
Sharps SP I LLC Net Interest Margin Trust (p)
   Series 2004-HE1 Class N
   6.900% due 11/25/33                                     36              36
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   3.690% due 01/26/15                                    325             325
   Series 2004-6 Class A2
   3.690% due 01/25/13                                    704             705
   Series 2004-9 Class A2
   3.670% due 10/25/12                                  1,950           1,948
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    193             218
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,006           2,129
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   3.560% due 12/25/35                                  1,180           1,180
Structured Asset Investment Loan Trust (E)
   Series 2004-3 Class A4
   3.560% due 04/25/34                                     41              41
   Series 2003-BC8 Class M3
   5.560% due 08/25/33                                  1,200           1,225
   Series 2005-2 Class A2
   3.580% due 03/25/35                                    966             966
   Series 2005-5 Class A6
   3.550% due 06/25/35                                  1,538           1,538
   Series 2005-HE1 Class A1
   3.560% due 07/25/35                                  2,625           2,625
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                  2,125           2,096
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    622             580
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                  1,770           1,739
   Series 2005-WMC Class A1 (E)
   3.540% due 01/25/35                                  1,600           1,600
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    483             502
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   3.850% due 11/25/35                                  1,141           1,144
TXU Electric Delivery Transition
   Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    300             301
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    325             324
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                    741             738
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                     29              29
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.620% due 06/25/19                                    114             114
World Financial Properties (p)
   6.910%-6.950%
   due 09/01/13-09/01/13                                  895             956
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                    619             617
                                                                 ------------
                                                                      131,691
                                                                 ------------

 88  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Corporate Bonds and Notes - 13.6%
Aetna, Inc.
   7.875% due 03/01/11                                    815             933
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                  1,230           1,319
Albertson's, Inc.
   8.000% due 05/01/31 (N)                              1,080           1,304
Alltel Corp.
   4.656% due 05/17/07                                    731             733
Altria Group, Inc.
   7.000%-7.750%
   due 11/04/13-01/15/27                                  585             654
Amerada Hess Corp.
   6.650%-7.300%
   due 08/15/11-08/15/31                                  855             981
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                    100             102
American General Finance Corp.
   Series MTNI
   4.625% due 05/15/09                                    220             218
   Series MTNH
   4.625% due 09/01/10                                     45              44
   Series MTNG
   3.492% due 03/23/07 (E)                                300             300
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                  1,155           1,306
Arizona Public Service Co.
   5.800%-6.750%
   due 11/15/06-06/30/14                                  545             569
AT&T Corp.
   9.050%-9.750%
   due 11/15/11-11/15/31                                  665             848
Atmos Energy Corp. (E)
   3.974% due 10/15/07                                    575             576
Autonation, Inc.
   9.000% due 08/01/08                                    395             435
Avista Capital Trust III
   6.500% due 04/01/34                                    980             992
Avista Corp.
   7.750%-9.750%
   due 01/01/07-06/01/08                                  665             737
Axa Financial, Inc.
   6.500% due 04/01/08                                    215             225
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                  2,715           2,922
   4.050% due 08/15/08 (E)                                865             865
Bank of America Corp.
   7.800% due 02/15/10                                    460             518
Barclays Bank PLC
   6.278% due 12/15/34                                  1,330           1,347
BellSouth Corp.
   4.200%-4.750%
   due 09/15/09-11/15/12                                  831             822
   6.550% due 06/15/34 (N)                                135             150
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    315             335
Bowater, Inc.
   9.000% due 08/01/09                                    610             659
Boyd Gaming Corp.
   9.250% due 08/01/09                                    349             365
Burlington Northern Santa Fe Corp.
   4.575%-6.875%
   due 01/15/21-03/15/29                                  375             399
Campbell Soup Co.(N)
   5.875% due 10/01/08                                    430             447
Caremark Rx, Inc.
   7.375% due 10/01/06                                  1,202           1,235
Carolina Power & Light Co.
   6.500% due 07/15/12                                     50              54
Caterpillar Financial Services Corp.
   Series MTNF
   3.350% due 08/20/07 (E)                                470             471
   3.625% due 11/15/07                                    160             157
CC Funding Trust I
   6.900% due 02/16/07                                    380             393
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    470             493
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                  1,265           1,480
Centex Corp. (E)
   3.460% due 08/01/07                                    686             686
Cincinnati Gas & Electric
   5.700% due 09/15/12                                    210             220
Cingular Wireless Services, Inc.
   7.875%-8.750%
   due 03/01/11-03/01/31                                  265             343
CIT Group, Inc.
   3.650%-6.875%
   due 09/25/07-11/01/09                                  745             760
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    265             279

                                                     Multistrategy Bond Fund  89

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   3.410% due 03/07/08                                  1,800           1,799
Citigroup, Inc.
   3.500%-6.000%
   due 02/01/08-02/22/33                                7,210           7,256
Citizens Communications Co.
   9.250% due 05/15/11                                    675             754
Clear Channel Communications, Inc. (N)
   5.500%-5.750%
   due 01/15/13-09/15/14                                1,210           1,141
Clorox Co.
   4.200%-5.000%
   due 01/15/10-01/15/15                                  865             862
   3.525% due 12/14/07 (E)                                525             526
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                    315             325
Comcast Cable Communications
   6.750%-8.375%
   due 05/01/07-01/30/11                                1,130           1,212
Comcast Corp.
   5.850% due 01/15/10 (N)                                700             728
   5.650%-7.625%
   due 02/15/08-06/15/35                                1,270           1,267
Consolidated Natural Gas Co.
   5.000% due 12/01/14                                    565             561
   Series C
   6.250% due 11/01/11                                    155             166
   Series A
   5.000% due 03/01/14                                    105             104
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     95              97
   Series F
   4.000% due 05/15/10                                    175             168
   Series H
   4.800% due 02/17/09                                    325             325
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    390             386
Corrections Corp. of America
   7.500% due 05/01/11                                    380             394
Countrywide Home Loans, Inc.
   3.250% due 05/21/08                                    645             621
   Series MTNK
   5.500% due 02/01/07                                    135             137
COX Communications, Inc.
   4.625% due 01/15/10                                    920             904
Credit Suisse First Boston USA, Inc.
   4.625%-6.500%
   due 01/15/08-01/15/12                                  415             436
   5.500% due 08/15/13                                    230             239
CSC Holdings, Inc.
   10.500% due 05/15/16 (N)                               350             381
   Series B
   8.125% due 07/15/09                                    315             324
CSX Corp. (E)
   3.510% due 08/03/06                                    282             283
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31                                    165             211
   Series MTND
   3.600%-3.859%
   due 11/17/06-09/10/07                                3,712           3,715
Dana Corp.
   Series 2005-1
   5.850% due 01/15/15                                    795             716
Detroit Edison Co.
   6.125%-6.350%
   due 10/01/10-10/15/32                                  580             633
   4.800% due 02/15/15 (p)                                395             387
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    776             758
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    420             464
Dominion Resources, Inc.
   5.150% due 07/15/15                                    845             841
   Series B
   6.250% due 06/30/12                                    120             128
   Series A
   7.195% due 09/15/14                                    641             732
DPL, Inc.
   6.875% due 09/01/11                                    945           1,032
DR Horton, Inc.
   5.625% due 01/15/16                                    935             927
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                  1,005           1,246
Duke Energy Field Services LLC
   5.750%-6.875%
   due 11/15/06-02/01/11                                  140             147
Echostar DBS Corp.
   6.375%-6.625%
   due 10/01/11-10/01/14                                  690             687
El Paso Corp.
   6.950% due 12/15/07                                  2,600           2,642

 90  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                    225             237
Eli Lilly & Co.
   6.770% due 01/01/36                                  1,170           1,434
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                    120             116
Enterprise Products Operating, LP
   4.000%-4.625%
   due 10/15/07-10/15/09                                1,400           1,377
EOP Operating, LP
   4.750%-7.500%
   due 03/15/14-04/19/29                                  367             415
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    730             779
Exelon Corp.
   6.750% due 05/01/11                                    215             235
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                  2,140           2,248
Farmers Insurance Exchange (p)
   6.000%-8.625%
   due 08/01/14-05/01/24                                1,710           1,962
FedEx Corp.
   2.650%-7.600%
   due 04/01/07-07/01/97                                  445             495
Fifth Third Bank
   7.750% due 08/15/10                                    540             541
Financing Corp.
   Principal Only STRIP
   Series 15P
   Zero coupon due 03/07/19                               390             203
   Series 2P
   Zero coupon due 11/30/17                             1,180             659
   Series 10P
   Zero coupon due 11/30/17                             2,700           1,508
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                  2,250           2,420
   Series C
   7.375% due 11/15/31                                    345             415
Fisher Scientific International, Inc. (N)
   6.750% due 08/15/14                                    320             337
Ford Motor Co.
   7.450% due 07/16/31 (N)                              2,320           1,967
   7.700% due 05/15/97                                    940             719
Ford Motor Credit Co.
   5.800%-7.875%
   due 06/16/08-10/25/11                                3,185           3,157
   5.625%-7.000%
   due 10/01/08-10/01/13 (N)                            1,582           1,513
   3.590%-4.308%
   due 03/13/07-09/28/07 (E)                            2,950           2,783
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    486             484
Genentech, Inc. (p)
   4.750%-5.250%
   due 07/15/15-07/15/35                                  850             841
General Electric Capital Corp.
   3.425%-4.750%
   due 01/15/08-09/15/14 (N)                            1,220           1,216
   4.125% due 01/15/08                                  1,545           1,533
   Series MTNA
   4.250%-6.750%
   due 12/01/10-03/15/32                                1,255           1,367
General Electric Co.
   5.000% due 02/01/13                                  1,585           1,604
General Motors Acceptance Corp.
   6.875%-8.000%
   due 09/15/11-11/01/31                                2,105           2,035
   6.125%-6.750%
   due 09/15/06-12/01/14 (N)                            2,370           2,368
   4.509%-4.559%
   due 01/16/07-07/16/07 (E)                            2,291           2,257
General Motors Corp. (N)
   8.375% due 07/15/33                                  1,945           1,755
Georgia-Pacific Corp.
   8.125%-8.875%
   due 05/15/11-05/15/31                                1,985           2,353
Glencore Funding LLC (p)
   6.000% due 04/15/14                                    300             287
Golden West Financial Corp.
   4.125% due 08/15/07                                    360             358
Goldman Sachs Group, Inc.
   5.250%-6.875%
   due 01/15/11-02/15/34                                3,140           3,368
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    320             334
GTE Hawaiian Telephone Co.
   Series B
   7.375% due 09/01/06                                    200             202
Halliburton Co.
   5.500% due 10/15/10                                    355             367
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     80              90

                                                     Multistrategy Bond Fund  91

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
HCA, Inc.
   5.500%-7.875%
   due 12/01/09-12/15/23                                1,845           1,881
Health Net, Inc.
   9.875% due 04/15/11                                    655             766
Hertz Corp.
   7.400%-7.625%
   due 03/01/11-06/01/12                                  525             512
Historic TW, Inc.
   6.625%-9.125%
   due 08/15/07-05/15/29                                3,533           4,048
HJ Heinz Finance Co.
   6.000% due 03/15/12                                    320             341
   6.750% due 03/15/32 (N)                                250             292
Household Finance Corp.
   4.125%-8.000%
   due 02/01/09-06/30/15                                4,235           4,341
   4.125% due 12/15/08 (N)                                175             172
HSBC Bank USA NA
   Series BKNT
   3.875% due 09/15/09                                    855             831
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    435             446
ICI Wilmington, Inc.
   4.375% due 12/01/08                                    210             206
International Lease Finance Corp. (N)
   6.375% due 03/15/09                                    350             365
International Paper Co.
   5.500% due 01/15/14                                    905             909
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    285             270
Iron Mountain, Inc.
   6.625%-7.750%
   due 01/15/15-01/01/16                                  520             520
ITT Industries, Inc.
   7.400% due 11/15/25                                    455             549
JC Penney Co., Inc.
   7.400% due 04/01/37                                    380             414
John Hancock Financial Services, Inc.
   5.625% due 12/01/08                                    120             124
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    440             502
Jones Apparel Group, Inc.
   4.250% due 11/15/09                                    486             469
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    495             516
JPMorgan Chase & Co.
   5.350%-7.000%
   due 03/01/07-03/15/12                                  490             513
   6.750% due 02/01/11 (N)                                235             256
Kellogg Co.
   Series B
   6.600% due 04/01/11                                  2,325           2,534
Kerr-McGee Corp.
   5.875% due 09/15/06                                     45              45
KeySpan Corp. (N)
   7.625% due 11/15/10                                    525             595
Kraft Foods, Inc.
   4.125%-5.625%
   due 06/01/07-11/01/11                                5,322           5,478
Kroger Co. (The)
   7.250%-8.000%
   due 06/01/09-09/15/29                                  480             551
Lear Corp.
   Series B
   8.110% due 05/15/09                                    235             244
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    960           1,049
Levi Strauss & Co.
   12.250% due 12/15/12                                   540             606
Liberty Media Corp. (E)
   4.910% due 09/17/06                                    758             762
Liberty Mutual Group (p)
   7.000% due 03/15/34                                    785             803
Limited Brands, Inc.
   6.950% due 03/01/33                                    701             730
Lockheed Martin Corp.
   8.500% due 12/01/29                                    255             359
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    450             490
Lubrizol Corp.
   4.625% due 10/01/09                                    581             576
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    755             742
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    220             254
Marsh & McLennan Cos., Inc.
   5.375%-5.875%
   due 07/15/14-08/01/33 (N)                              805             763
   5.375% due 03/15/07                                  1,300           1,309
   3.710% due 07/13/07 (E)                                580             576
May Department Stores Co. (The)
   4.800%-5.750%
   due 07/15/09-07/15/14                                  710             727

 92  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
MBNA America Bank NA
   7.125% due 11/15/12                                     85              96
MBNA Corp.
   6.125% due 03/01/13                                    405             433
   3.640% due 05/05/08 (E)                                585             590
MCI, Inc.
   6.908%-7.688%
   due 05/01/07-05/01/09                                1,905           1,943
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,277           1,421
Meritor Automotive, Inc.
   6.800% due 02/15/09                                    210             210
Metlife, Inc.
   5.000%-5.700%
   due 06/15/15-06/15/35                                1,050           1,055
MGM Mirage
   9.750% due 06/01/07                                    845             912
Miller Brewing Co. (p)
   4.250%-5.500%
   due 08/15/08-08/15/13                                1,150           1,163
Mohawk Industries, Inc.
   7.200% due 04/15/12                                    220             246
Monongahela Power Co.
   5.000% due 10/01/06                                    630             633
Morgan Stanley
   4.750%-6.750%
   due 04/15/11-04/01/14                                1,955           2,036
Motorola, Inc.
   4.608% due 11/16/07                                  1,378           1,378
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    430             472
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                    200             208
Nationwide Financial Services
   6.250% due 11/15/11                                    395             427
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    672             823
Nevada Power Co.
   9.000% due 08/15/13                                    123             138
News America Holdings
   7.750%-8.250%
   due 12/01/45-10/17/96                                  745             890
News America, Inc.
   6.750%-7.125%
   due 04/08/28-01/09/38                                  140             156
Nextel Communications, Inc.
   6.875% due 10/31/13                                    955           1,021
Nippon Life Insurance
   4.875% due 08/09/10                                    560             558
Nisource Finance Corp.
   7.875% due 11/15/10                                    735             830
   3.854% due 11/23/09 (E)                                280             281
Norfolk Southern Corp.
   7.050%-7.900%
   due 05/15/07-05/15/97                                1,530           1,917
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                  1,700           1,728
Northrop Grumman Corp.
   4.079% due 11/16/06                                    155             154
Occidental Petroleum Corp. (N)
   9.250% due 08/01/19                                    285             393
Ohio Power Co. (N)
   Series D
   5.500% due 02/15/13                                     55              57
Pacific Gas & Electric Co.
   3.600%-6.050%
   due 03/01/09-03/01/34                                1,660           1,663
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                    125             121
Pemex Project Funding Master Trust
   8.625% due 02/01/22 (N)                              1,165           1,414
   7.375% due 12/15/14                                    385             425
   6.625% due 06/15/35 (p)                                515             497
Pinnacle West Energy Corp. (E)(p)
   4.004% due 04/01/07                                    781             781
Popular North America Capital Trust I
   6.564% due 09/15/34                                    807             866
Progress Energy, Inc.
   6.850%-7.100%
   due 03/01/11-10/30/31                                1,290           1,444
Prudential Holdings LLC (p)
   Series FSA
   7.245% due 12/18/23                                    155             187
PSEG Energy Holdings LLC
   7.750%-8.625%
   due 04/16/07-02/15/08                                1,875           1,953
Qwest Capital Funding, Inc.
   7.000% due 08/03/09 (N)                                 65              64
   6.500% due 11/15/18                                     30              25
Qwest Corp.
   7.875% due 09/01/11                                    995           1,037
   7.625% due 06/15/15 (p)                              1,000           1,032
Qwest Services Corp.
   13.500% due 12/15/10                                   645             742

                                                     Multistrategy Bond Fund  93

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    685             689
Raytheon Co. (N)
   8.300% due 03/01/10                                    125             142
RBS Capital Trust I (f)
   5.512% due 09/29/49                                  1,050           1,063
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                    310             309
Residential Capital Corp. (p)
   6.875% due 06/30/15 (N)                              1,220           1,270
   6.375% due 06/30/10                                  1,150           1,168
Safeway, Inc.
   7.250% due 02/01/31                                     65              74
   5.800% due 08/15/12 (N)                                110             114
SBC Communications, Inc.
   4.125%-6.450%
   due 09/15/09-06/15/34                                1,195           1,189
   6.150% due 09/15/34 (N)                              1,137           1,209
SCANA Corp. (E)
   3.480% due 03/01/08                                    881             881
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    630             637
Sempra Energy
   3.754% due 05/21/08 (E)                                831             835
   4.621% due 05/17/07                                  1,347           1,347
SLM Corp.
   4.000% due 01/15/10                                    430             418
Solar Capital Corp. (p)
   9.125% due 08/15/13                                    660             686
Southern California Edison Co.
   7.625% due 01/15/10                                    800             887
   6.000% due 01/15/34 (N)                                471             512
   3.465% due 12/13/07 (E)                                851             850
Southern Peru Copper Corp. (p)
   7.500% due 07/27/35                                  1,355           1,342
Sprint Capital Corp.
   4.780%-8.750%
   due 08/17/06-03/15/32                                5,429           6,666
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                  1,400           1,408
Starwood Hotels & Resorts Worldwide, Inc. (o)
   7.375%-7.875%
   due 05/01/07-05/01/12                                   65              68
Stone Container Corp.
   9.750% due 02/01/11                                  1,100           1,156
TCI Communications, Inc.
   7.875%-9.800%
   due 02/01/12-02/15/26                                2,985           3,570
TECO Energy, Inc.
   7.200% due 05/01/11                                    490             532
Temple-Inland, Inc.
   5.003% due 05/17/07                                    761             762
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    325             337
Tenet Healthcare Corp.
   6.875% due 11/15/31                                     85              70
   7.375% due 02/01/13 (N)                                115             113
Tesoro Corp.
   8.000% due 04/15/08                                    725             766
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                    180             213
Texas Genco LLC (p)
   6.875% due 12/15/14                                  1,320           1,386
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    596             747
Time Warner Telecom LLC, Inc.
   9.750% due 07/15/08                                    280             283
Time Warner, Inc.
   6.750%-7.700%
   due 04/15/11-05/01/32                                2,690           2,977
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    250             248
Trimas Corp.
   9.875% due 06/15/12                                    510             436
Twin Reefs Pass-Through Trust (f)(p)
   4.349% due 12/10/49                                    900             897
TXU Corp. (p)
   4.800% due 11/15/09 (N)                                755             740
   5.550% due 11/15/14                                  2,320           2,262
TXU Energy Co. LLC
   7.000% due 03/15/13                                    436             482
Tyson Foods, Inc.
   8.250% due 10/01/11                                    280             326
Union Pacific Corp.
   6.125%-6.650%
   due 02/01/08-01/15/12                                1,210           1,282
   Series MTNE
   6.790% due 11/09/07 (N)                                110             115
Union Planters Corp.
   7.750% due 03/01/11                                    265             302
Valero Logistics Operations, LP
   6.050% due 03/15/13                                  1,067           1,111
Verizon
   6.500% due 09/15/11                                     70              75
Verizon Global Funding Corp.
   7.250% due 12/01/10                                  1,295           1,443

 94  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Visteon Corp.
   8.250% due 08/01/10 (N)                              1,040           1,004
   7.000% due 03/10/14                                    395             350
Washington Mutual, Inc.
   8.250% due 04/01/10                                    560             632
WellPoint, Inc.
   3.750%-4.250%
   due 12/14/07-12/15/09                                1,267           1,242
Wells Fargo & Co.
   4.950% due 10/16/13                                    390             392
Wells Fargo Bank NA
   7.550% due 06/21/10                                    250             282
Weyerhaeuser Co.
   6.000% due 08/01/06                                    105             107
Williams Gas Pipelines (p)
   7.375% due 11/15/06                                    630             652
Willis Group NA
   5.125%-5.625%
   due 07/15/10-07/15/15                                1,330           1,320
Wisconsin Electric Power
   3.500% due 12/01/07                                    145             142
Witco Corp.
   6.875%-7.750%
   due 04/01/23-02/01/26                                1,265           1,266
Wyeth
   5.500% due 03/15/13-02/01/14                           360             373
Yum! Brands, Inc.
   8.875% due 04/15/11                                    625             747
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,195           1,287
                                                                 ------------
                                                                      241,724
                                                                 ------------

International Debt - 5.2%
Abbey National PLC (N)(f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    775             814
Abitibi-Consolidated, Inc.
   6.950%-8.850%
   due 12/15/06-08/01/30                                2,038           2,037
   8.550% due 08/01/10 (N)                                500             525
Amvescap PLC
   4.500% due 12/15/09                                  1,137           1,124
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                  1,772           1,825
Axa SA
   8.600% due 12/15/30                                    255             342
Banco Santander Chile (E)(p)
   3.720% due 12/09/09                                    635             633
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     22              22
Bowater Canada Finance
   7.950% due 11/15/11                                    790             837
Brascan Corp.
   7.125% due 06/15/12                                    390             431
Brazilian Government International Bond
   8.000%-11.000%
   due 10/22/10-08/17/40                                6,703           6,977
   10.500% due 07/14/14 (N)                                35              41
   9.230% due 06/29/09 (E)                              1,100           1,272
British Sky Broadcasting PLC
   8.200% due 07/15/09                                  1,055           1,176
British Telecommunications PLC
   8.375%-8.875%
   due 12/15/10-12/15/30                                1,115           1,428
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    481             478
Chile Government International Bond
   5.500% due 01/15/13                                  3,500           3,649
Colombia Government International Bond
   8.250% due 12/22/14                                  1,010           1,061
Conoco Funding Co.
   6.350% due 10/15/11                                  2,050           2,228
Deutsche Telekom International Finance BV (E)
   8.000%-8.250%
   due 06/15/10-06/15/30                                2,805           3,477
El Salvador Government International Bond (p)
   7.650% due 06/15/35                                    780             784
EnCana Corp.
   6.500% due 08/15/34                                    195             221
Export-Import Bank of China (N)(p)
   4.875% due 07/21/15                                  1,290           1,266
Export-Import Bank of Korea
   4.125% due 02/10/09 (p)                                540             529
   4.250% due 11/27/07                                     90              89
Falconbridge, Ltd.
   6.200% due 06/15/35                                  1,295           1,299
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    505             496

                                                     Multistrategy Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
France Telecom SA
   7.750%-8.500%
   due 03/01/11-03/01/31                                2,405           2,932
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                    970             975
Hutchison Whampoa International
   03/13, Ltd. (p)
   6.500% due 02/13/13                                    440             469
Hutchison Whampoa International
   03/33, Ltd. (p)
   5.450% due 11/24/10                                    150             153
Intelsat Bermuda, Ltd.
   8.695% due 01/15/12 (E)(p)                             445             454
   8.250% due 01/15/13 (p)                                270             282
   6.500% due 11/01/13                                  1,040             853
Ispat Inland ULC
   9.750% due 04/01/14                                  1,739           2,052
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    570             578
Korea Development Bank
   4.250% due 11/13/07                                    140             139
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    285             285
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                    270             265
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    585             577
Mexico Government International Bond
   6.375%-9.875%
   due 02/01/10-12/30/19                                3,460           4,100
   8.000%-8.300%
   due 09/24/22-08/15/31 (N)                            2,170           2,656
Mizuho Financial Group Cayman, Ltd.
   5.790% due 04/15/14 (p)                              1,375           1,431
   Series REGS
   5.790% due 04/15/14                                    185             192
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    320             320
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                  1,300           1,360
Nationwide Building Society (p)
   4.250% due 02/01/10                                    670             657
Nexen, Inc.
   5.875% due 03/10/35                                    461             457
Norske Skog Canada, Ltd.
   Series C
   8.625% due 06/15/11                                    665             688
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                  1,633           1,628
Panama Government International Bond
   8.875% due 09/30/27                                    300             360
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    200             200
Petroleum Geo-Services ASA
   8.000% due 11/05/06                                    225             230
Poland Government International Bond (Step Up,
   5.000%, 10/27/05)
   4.750% due 10/27/24                                    750             722
Province of Quebec
   5.000% due 07/17/09                                    265             270
   6.125% due 01/22/11 (N)                              3,040           3,258
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                    290             339
Resona Preferred Global Securities Cayman, Ltd.
   (f)(p)
   7.191% due 12/29/49                                    550             562
Royal Bank of Scotland Group PLC ADR (f)
   Series 1
   9.118% due 03/31/49                                  2,350           2,753
Russia Government International Bond
   5.000% due 03/31/30 (N)(p)                           2,090           2,315
   5.000% due 03/31/30                                  3,500           3,881
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                 1,790           2,059
Salomon Brothers AG for Tyumen Oil Co.
   Series REGS
   11.000% due 11/06/07                                   960           1,066
Santander Financial Issuances
   6.375% due 02/15/11                                    540             582
Sanwa Finance Aruba AEC (N)
   8.350% due 07/15/09                                    495             555
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                    240             249
Secunda International, Ltd. (E)
   11.599% due 09/01/12                                   660             653
Shaw Communications, Inc.
   8.250% due 04/11/10                                    670             744
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    512             517

 96  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Stora Enso OYJ
   7.375% due 05/15/11                                    255             283
Systems 2001 AT LLC (p)
   6.664%-7.156%
   due 12/15/11-09/15/13                                  731             777
Telecom Italia Capital SA
   6.375% due 11/15/33                                    340             362
   4.000% due 01/15/10 (p)                              5,211           5,028
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                  1,118           1,102
TELUS Corp.
   7.500%-8.000%
   due 06/01/07-06/01/11                                2,680           3,021
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    810             821
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    220             242
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                    795             830
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    475             549
WPP Finance UK Corp.
   5.875% due 06/15/14                                    350             361
                                                                 ------------
                                                                       93,255
                                                                 ------------

Mortgage-Backed Securities - 32.6%
Banc of America Commercial Mortgage, Inc.
   4.877% due 11/10/42                                  1,275           1,281
   Series 2004-3 Class A3
   4.875% due 06/10/39                                  2,170           2,184
   Series 2004-4 Class A3
   4.128% due 07/10/42                                  1,475           1,447
   Series 2004-5 Class A3
   4.561% due 11/10/41                                    550             543
   Series 2005-2 Class AJ
   4.953% due 07/10/43                                    380             378
Banc of America Funding Corp.
   Series 2004-3 Class 2A2
   5.000% due 09/25/19                                    767             764
   Series 2005-D Class A1 (E)
   4.118% due 05/25/35                                  1,180           1,169
Bank of America Alternative Loan Trust
   6.000% due 12/25/34                                    577             588
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    781             794
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    526             535
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    513             523
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    757             769
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    963             978
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                  1,007           1,018
Bank of America Mortgage Securities
   Series 2005-E Class 2A1 (E)
   4.995% due 06/25/35                                    747             744
   Series 2005-F Class 2A3 (E)
   4.742% due 07/25/35                                  1,444           1,432
   Series 2003-D Class 1A2 (E)
   3.428% due 05/25/33                                     23              23
   Series 2004-A Class 1A1 (E)
   3.481% due 02/25/34                                    335             333
   Series 2003-I Class 2A4 (E)
   3.828% due 10/25/33                                    760             755
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                    153             155
   Series 2004-E Class 1A1 (E)
   3.528% due 06/25/34                                    733             723
   Series 2004-G Class 2A6 (E)
   4.657% due 08/25/34                                    785             788
   Series 2005-A Class 2A1 (E)
   4.480% due 02/25/35                                    602             595
   Series 2005-B Class 2A1 (E)
   4.422% due 03/25/35                                  1,146           1,132
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2003-8 Class 4A1
   4.712% due 01/25/34                                    866             846
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.443% due 05/25/35                                  2,275           2,297
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    825             831

                                                     Multistrategy Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2004-FL1 Class A1
   3.518% due 07/15/18                                    721             722
Countrywide Alternative Loan Trust
   Series 2004-J5 Class 1A1 (E)
   3.650% due 07/25/34                                     89              89
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    710             709
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-9 Class M6
   4.610% due 05/25/35                                    719             711
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    381             393
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                    126             129
Crown Castle Towers LLC (p)
   5.074% due 06/15/35                                    460             454
Deutsche ALT-A Securities, Inc. Mortgage Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    341             341
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    477             476
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                  1,847           1,915
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.839% due 07/19/44                                  1,566           1,588
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500%                                       47,690          47,413
   30 Year TBA (I)
   4.500%-7.500%                                      124,145         123,814
   4.500%-11.000%
   due 2016-2035                                      185,777         187,909
   3.904%-4.895%
   due 2026-2040 (E)                                    1,598           1,633
   Series 1997-68 Class SC (E)
   Interest Only STRIP
   5.094% due 05/18/27                                    181              21
   Series 2001-4 Class SA (E)
   Interest Only STRIP
   4.141% due 02/17/31                                    332              27
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     72              18
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     83              18
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                    173              37
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     52              11
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   4.640% due 12/25/29                                     88               4
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                  1,072              68
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    610             126
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                  3,114             625
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    610             123
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                    152              17
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    657             652
   Series 2004-90 Class PC
   5.000% due 03/25/27                                    520             521
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    752             153
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    710             133
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    701             134
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    621             617

 98  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fannie Mae Grantor Trust
   Series 1999-T2 Class A1
   7.500% due 01/19/39                                     63              66
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    364             401
   Series 2005-T2 Class 1A1 (E)
   3.000% due 11/28/35                                    481             481
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  5,400           5,340
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    525             543
   Series 2003-W14 Class 1A5
   4.710% due 09/25/43                                     69              69
   Series 2003-W18 Class 1A5
   4.610% due 08/25/43                                    590             587
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    997           1,032
Federal Home Loan Mortgage Corp.
   15 Year TBA (I)
   5.500%                                               9,175           9,356
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                    270             268
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    487             503
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                  2,823           2,786
Federal National Mortgage Association
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    840             118
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                  1,662           1,695
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                    169             180
   Series 2004-AR5 Class 4A1
   5.696% due 10/25/34 (E)                                637             631
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   4.060% due 09/25/31                                      6               6
First Union-Lehman Brothers-Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     39              41
Freddie Mac
   30 Year TBA (I)
   5.000%-6.000%                                       39,935          39,765
   5.000%-12.000%
   due 2013-2034                                       17,988          18,437
   3.729%-6.760%
   due 2030-2034 (E)                                      603             608
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     94              94
   Series 2000-224 Class SC (E)
   Interest Only STRIP
   4.112% due 08/15/30                                    112               5
   Series 2000-226 Class F (E)
   3.838% due 11/15/30                                    167             168
   Series 2002-246 Class SJ (E)
   Interest Only STRIP
   4.612% due 03/15/32                                    437              34
   Series 2003-256 Class IM
   Interest Only STRIP
   5.000% due 09/15/14                                  1,239              88
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                  2,113             289
   Series 2003-261 Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                  2,198             103
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    706             134
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  3,310           3,285
   Series 2004-289 Class PC
   5.000% due 07/15/30                                  1,060           1,054
   Series 2004-288 Class OE
   5.000% due 01/15/30                                    835             828
   Series 2004-290 Class LC
   5.500% due 12/15/17                                    770             781
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   3.563% due 06/17/27                                  2,960             175
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                  1,338             220
   Series 2005-293 Class PC
   5.000% due 09/15/30                                  1,035           1,027
   Series 2005-298 Class NC
   5.000% due 04/15/31                                  1,240           1,230

                                                     Multistrategy Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Freddie Mac Gold
   15 Year TBA (I)
   5.500%                                                 900             917
   30 Year TBA (I)
   6.000%                                               1,400           1,430
   5.000%-8.500%
   due 2020-2033                                        8,299           8,470
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    558             107
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                    286              53
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     58              13
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    357              67
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    710             767
   Series 2005-C2 Class A2
   4.706% due 05/10/43                                  1,365           1,364
Ginnie Mae I
   30 Year TBA (I)
   5.000%-6.500%                                       13,615          13,756
   7.500%-11.500%
   due 2010-2031                                        1,097           1,217
Ginnie Mae II
   8.500% due 2026                                         85              92
   3.375%-4.375%
   due 2023-2029 (E)                                    2,657           2,691
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    655             640
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    775             809
Government National Mortgage Association
   Series 2001-46 Class SA (E)
   Interest Only STRIP
   4.171% due 09/16/31                                     85               5
   Series 2002-62 Class B
   4.763% due 01/16/25                                    325             325
   Series 2003-5 Class B
   4.486% due 10/16/25                                    795             786
   Series 1999-27 Class SE (E)
   Interest Only STRIP
   5.191% due 08/16/29                                    182              15
   Series 1999-44 Class SA (E)
   Interest Only STRIP
   5.141% due 12/16/29                                    317              33
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                  1,575           1,618
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                    227             241
   Series 1999-3 Class A
   8.000% due 08/19/29                                    431             460
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                    682             731
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    401             438
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.430% due 06/25/34                                  2,338           2,294
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   3.710% due 06/25/34                                  1,048           1,049
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   3.660% due 11/25/34                                    478             478
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                  1,155           1,194
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                  1,101           1,112
   Series 2004-FL1 Class A1 (E)(p)
   3.579% due 04/16/19                                  1,123           1,124
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                  1,899           1,874
   Series 2005-CB1 Class A3
   5.197% due 08/12/37                                  2,000           2,042
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.986% due 06/15/29                                  3,135           3,202
   Series 2005-C2 Class A2
   4.821% due 04/15/30                                    785             789
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                  1,530           1,567

 100  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Alternative Loans Trust
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                    221             228
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    562             571
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                  1,045           1,060
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                    989           1,058
Mastr Specialized Loan Trust
   5.150% due 07/25/35                                    889             880
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   3.628% due 06/15/30                                  1,521           1,519
Merrill Lynch Mortgage Trust
   4.330%-4.351%
   due 11/15/10-11/25/10                                  365             363
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    365             352
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                  1,835           1,814
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    365             358
Morgan Stanley Capital I
   Series 2005-HQ6 Class A2A
   4.874% due 08/13/42                                    595             598
Nationslink Funding Corp.
   Series 1999-SL Class A4
   6.654% due 11/10/30                                    275             278
Nomura Asset Acceptance Corp.
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    595             594
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                  1,285           1,273
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    383             388
   Series 2004-CL1 Class 1A2 (E)
   3.860% due 02/25/34                                    277             277
   Series 2004-CL1 Class 2A2 (E)
   3.860% due 02/25/19                                     79              80
Residential Accredit Loans, Inc.
   Series 2005-QA8 Class NB3
   5.524% due 07/25/35                                  1,995           2,022
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    430             441
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    666             683
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                  1,030           1,054
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.650% due 07/25/19                                  1,145           1,146
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    573             578
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.994% due 11/25/32                                    159             162
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    664             672
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  3,410           3,358
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   3.610% due 06/25/44                                    293             293
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                     21              21
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  3,330           3,288
   Series 2005-C18 Class A2
   4.657% due 04/15/42                                    830             827
Washington Mutual
   Series 2002-AR9 Class 1A (E)
   3.903% due 08/25/42                                  1,499           1,503
   Series 2005-AR1 Class A1B1
   3.800% due 08/25/45                                  1,300           1,300
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                    166             163
   Series 2003-AR9 Class 1A7 (E)
   4.059% due 09/25/33                                  1,034           1,020
   Series 2004-AR1 Class A2C (E)
   3.635% due 07/25/44                                    415             416
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    974             996

                                                    Multistrategy Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-AR1 Class A3 (E)
   3.635% due 10/25/44                                    931             938
   Series 2005-AR6 Class B3 (E)
   3.975% due 04/25/45                                  1,370           1,369
   Series 2005-AR3 Class A1
   4.656% due 03/25/35                                    947             939
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    434             441
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.385% due 07/25/34                                  1,249           1,258
   Series 2004-DD Class 2A3 (E)
   4.535% due 01/25/35                                    840             833
   Series 2004-DD Class 2A6 (E)
   4.535% due 01/25/35                                  1,335           1,310
   Series 2004-T Class A1 (E)
   3.455% due 09/25/34                                    826             822
                                                                 ------------
                                                                      580,968
                                                                 ------------

Municipal Bonds - 1.0%
California State University Revenue Bonds (u)
   weekly demand
   5.000% due 11/01/30                                    435             461
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                    220             231
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    300             313
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                  1,570           1,726
County of Clark Nevada General Obligation
   Limited, weekly demand
   5.000% due 06/01/32                                    100             104
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.625% due 06/01/38                                    415             465
Massachusetts School Building Authority Revenue
   Bonds, weekly demand (u)
   5.000% due 08/15/30                                    955           1,011
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    745             792
New York State Environmental Facilities Corp.
   Revenue Bonds, weekly demand
   5.000% due 06/15/33                                    300             315
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    540             580
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)
   5.250% due 10/15/27                                    690             754
State of California General Obligation Unlimited
   5.250% due 07/01/13                                    590             652
   weekly demand
   5.000%-5.000%
   due 02/01/33-02/01/33                                  370             385
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    480             480
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    555             620
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    700             715
Tobacco Settlement Financing Corp. Revenue
   Bonds, weekly demand
   5.750% due 06/01/32                                  2,575           2,723
University of Illinois Revenue Bonds,weekly
   demand (u)
   5.000% due 04/01/29                                  4,700           4,954
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                200             207
   6.070% due 07/01/26                                    655             706
                                                                 ------------
                                                                       18,194
                                                                 ------------

Non-US Bonds - 1.5%
Canada Housing Trust No. 1
   3.750% due 03/15/10                           CAD    1,673           1,380
Canadian Government Bond
   3.000%-5.750%
   due 06/01/33-12/01/36                         CAD      607             616

 102  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Bundesrepublik
   5.000%-5.625%
   due 07/04/11-01/04/31                         EUR    2,782           4,082
France Government Bond OAT
   4.000%-5.750%
   due 10/25/32-04/25/55                         EUR    2,600           3,891
General Motors Corp.
   7.250% due 07/03/13                           EUR      310             350
Norway Government Bond
   5.000% due 05/15/15                           NOK   18,971           3,252
Poland Government Bond
   6.000% due 05/24/09                           PLN    1,701             525
Russia Paris Club Participant (p)
   2.025% due 08/20/20                           JPY   98,490             855
Spain Government Bond
   4.200%-5.750%
   due 07/30/32-01/31/37                         EUR      900           1,363
Sweden Government Bond
   4.500%-5.000%
   due 08/12/15-12/01/20                         SEK   10,385           1,561
United Kingdom Gilt
   5.750%-8.000%
   due 12/07/09-06/07/21                         GBP    4,187           8,463
                                                                 ------------
                                                                       26,338
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co.
   Series High Yield Portfolio Institutional           19,535             166
                                                                 ------------

United States Government Agencies - 1.4%
Fannie Mae
   3.875%-5.000%
   due 02/15/10-04/15/15 (N)                            5,105           5,042
   5.250% due 08/01/12                                    780             803
   3.319% due 09/22/06 (E)                              2,000           1,998
   Principal Only STRIP
   Zero coupon due 10/09/19                               910             435
Financing Corp.
   Zero coupon due 05/11/16-09/26/19                   16,460           9,015
Freddie Mac (N)
   2.750%-5.125%
   due 03/15/08-11/07/13                                6,205           6,125
Residual Funding (N)
   Principal Only STRIP
   Zero coupon due 10/15/20                               400             195
Small Business Administration Participation
   Certificates
   5.520% due 06/01/24                                    380             394
                                                                 ------------
                                                                       24,007
                                                                 ------------

United States Government Treasuries - 24.4%
United States Treasury Bonds (N)
   Principal Only STRIP
   Zero coupon due 02/15/25-02/15/27                   15,500           6,055
United States Treasury Inflation Indexed Bonds
   0.875%-3.625%
   due 04/15/10-04/15/28 (N)                           18,377          19,020
United States Treasury Notes (N)
   3.000%-8.750%
   due 11/15/06-08/15/29                              382,730         403,857
   5.375% due 02/15/31 (sec.)                           4,195           4,767
                                                                 ------------
                                                                      433,699
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,539,847)                                                   1,550,042
                                                                 ------------

PREFERRED STOCKS - 0.1%

Financial Services - 0.1%
DG Funding Trust (p)                                      191           2,056
                                                                 ------------

Other Energy - 0.0%
Nexen, Inc.                                            12,590             329
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,327)                                                           2,385
                                                                 ------------

WARRANTS & RIGHTS - 0.0%

Consumer Discretionary - 0.0%
Travelcenters of America, Inc.
   2009 Warrants (AE)                                      30              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc. 2009 Warrants (p)(AE)                       850              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series D                                         5,887,000             150
   Series E                                         3,950,000              97
                                                                 ------------
                                                                          247
                                                                 ------------

                                                    Multistrategy Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Utilities - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (p)(AE)                                  676              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $183)                                                               247
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.0%

(Number of Contracts)
Eurodollar Futures
   Sep 2005 94.75 Put (110)                            26,056               1
   Dec 2005 93.75 Put (140)                            32,813               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3)                                                                   2
                                                                 ------------


                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------



SHORT-TERM INVESTMENTS - 26.9%
Ares Leveraged Investment Fund, LP (E)(p)
   7.914% due 10/31/05                                    930             930
Barclays US Funding, LLC (z)
   3.290% due 09/06/05 (c)                              2,600           2,591
   3.655% due 11/28/05                                 13,100          12,935
Brazilian Government International Bond (E)
   4.250% due 04/15/06                                     16              16
Capital Auto Receivables Asset Trust (E)(p)
   Series 2005-1 Class A1
   3.398% due 06/15/06                                    186             186
Citibank New York Commercial Paper (c)(z)
   3.155% due 09/09/05                                 10,600          10,600
Danske Corp. Discount Notes (c)(z)
   3.110%-3.250%
   due 08/05/05-09/07/05                               14,300          14,266
Delta Air Lines, Inc. (N)
   Series 00-1
   7.779% due 11/18/05                                      1               1
Dexia Delaware (c)(z)
   3.235% due 08/12/05                                 12,100          12,088
Duke Capital Corp.
   4.302% due 05/18/06                                    320             320
Fannie Mae Discount Notes (z)
   3.106%-3.225%
   due 08/17/05-09/07/05 (c)                            4,900           4,892
   3.175% due 08/31/05 (N)(c)                             300             299
   3.190%-3.373%
   due 10/05/05-10/05/05                               20,500          20,326
Federal Home Loan Bank Discount Notes (c)(z)
   3.225% due 09/09/05                                 13,700          13,652
Federal National Mortgage Association Discount
   Notes (z)
   3.229% due 10/26/05                                  5,900           5,848
Ford Motor Credit Co.
   3.400% due 08/26/05 (c)(z)                             300             299
   6.875%-7.600%
   due 08/01/05-02/01/06                                  800             801
France Telecom SA
   7.200% due 03/01/06                                  1,420           1,445
Frank Russell Investment Company Money Market
   Fund                                           273,653,000         273,653
Freddie Mac Discount Notes (z)
   3.165% due 08/30/05 (c)                                300             299
   3.270%-3.310%
   due 11/01/05-11/01/05                               15,800          15,619
General Electric Capital Corp. Discount Notes
   (z)
   3.270%-3.290%
   due 09/07/05-09/09/05 (c)                            2,200           2,193
   3.580% due 10/26/05                                  2,100           2,081
GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    630             633
Hartford Financial Services Group, Inc. (N)
   2.375% due 06/01/06                                     40              39
Midland Funding II
   Series B
   13.250% due 07/23/06                                   700             748
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    510             513
Nisource Finance Corp.
   7.625% due 11/15/05                                    315             318
Nordea North America, Inc. (c)(z)
   3.240% due 09/01/05                                  5,600           5,584

 104  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Power Contract Financing LLC (p)
   5.200% due 02/01/06                                    530             532
Rabobank USA Financial Corp. (c)(z)
   3.105%-3.280%
   due 08/01/05-08/09/05                               15,800          15,791
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                  1,340             682
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                  1,150           1,150
Spintab Swedish Mortgage (z)
   3.080% due 08/11/05 (c)                              1,600           1,599
   3.535% due 10/21/05                                  9,300           9,216
Svenska Handlesbanken, Inc. (c)(z)
   3.160% due 08/03/05                                  3,400           3,399
Swedbank Forenings (c)(z)
   3.120%-3.180%
   due 08/03/05-08/18/05                                4,800           4,794
TXU Corp.
   Series J
   6.375% due 06/15/06                                    125             127
UBS Financial Del, LLC (z)
   3.590% due 11/21/05                                  2,900           2,864
   3.165%-3.280%
   due 08/01/05-09/23/05 (c)                           13,000          12,951
United States Treasury Bills (z)(sec.)
   2.945%-2.988% due 09/15/05 (c)                       1,795           1,788
   3.533% due 01/12/06                                    650             639
United States Treasury Notes (N)
   1.875%-4.625%
   due 01/31/06-05/15/06                                5,220           5,184
Wachovia Corp.
   7.550% due 08/18/05                                    875             876
Westpac Trust Securities, Ltd. (z)
   3.330% due 10/03/05                                 13,700          13,567
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $478,576)                                                       478,334
                                                                 ------------

OTHER SECURITIES - 26.7%
Frank Russell Investment Company Money Market
   Fund (X)                                       165,721,067         165,721
State Street Securities Lending Quality Trust
   (X)                                            309,071,000         309,071
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $474,792)                                                       474,792
                                                                 ------------

TOTAL INVESTMENTS - 140.8%
(identified cost $2,495,728)                                        2,505,802

OTHER ASSETS AND LIABILITIES,

NET - (40.8%)                                                        (726,199)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,779,603
                                                                 ============


               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Japan Government Bond Futures
   expiration date 09/05 (5)                                6,223                (13)

Eurodollar Futures
   expiration date 09/05 (88)                              21,126               (103)
   expiration date 12/05 (392)                             93,820               (629)
   expiration date 03/06 (260)                             62,160               (206)
   expiration date 06/06 (109)                             26,043                (87)
   expiration date 09/06 (4)                                  955                 (3)
Germany, Federal Republic
   10 Year Bonds
   expiration date 09/05 (21)                               2,925                  8
United States Treasury Bonds
   expiration date 09/05 (227)                             26,176               (674)

United States Treasury 2 Year Notes
   expiration date 09/05 (270)                             55,751               (295)

United States Treasury 5 Year Notes
   expiration date 09/05 (87)                               9,327               (104)

United States Treasury 10 Year Notes
   expiration date 09/05 (215)                             23,862               (368)

Short Positions
Germany, Federal Republic
   10 Year Bonds
   expiration date 09/05 (2)                                  297                 (1)

United States Treasury Bonds
   expiration date 09/05 (27)                               3,113                 88

United States Treasury 2 Year Notes
   expiration date 09/05 (177)                             36,548                290

United States Treasury 5 Year Notes
   expiration date 09/05 (578)                             61,963                965

United States Treasury 10 Year Notes
   expiration date 09/05 (72)                               7,991                126
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     (1,006)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
United States Treasury Bonds
   Aug 2005 121.00 Call (40)                                4,840                 (1)
   Aug 2005 115.00 Put (41)                                 4,715                (37)

United States Treasury Notes
   10 Year Futures
   Aug 2005 115.00 Call (156)                              17,940                 (2)
   Aug 2005 116.00 Call (162)                              18,792                 (3)
   Aug 2005 110.00 Put (201)                               22,110                (57)
   Aug 2005 111.00 Put (21)                                 2,331                (14)
   Nov 2005 108.00 Put (21)                                 2,268                (11)
                                                                     ---------------

Total Liability for Options Written
   (premiums received $214)                                                     (125)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 106  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             177      BRL           500    09/08/05                 30
USD             177      BRL           500    09/08/05                 30
USD             211      BRL           600    09/08/05                 37
USD             400      BRL         1,142    09/09/05                 71
USD             210      EUR           172    08/15/05                 (1)
USD              28      EUR            23    08/19/05                 --
USD           1,756      EUR         1,446    08/19/05                 (1)
USD           1,295      EUR         1,073    08/25/05                  7
USD             143      JPY        16,000    08/12/05                 --
USD             444      JPY        49,000    08/12/05                 (8)
USD             515      JPY        57,000    08/12/05                 (8)
USD           6,445      JPY       719,420    08/12/05                (38)
USD              31      JPY         3,325    08/19/05                 (1)
USD           2,744      JPY       300,000    10/03/05                (58)
BRL             272      USD           107    09/08/05                 (5)
BRL             434      USD           170    09/08/05                 (9)
BRL             444      USD           167    09/08/05                (17)
BRL             450      USD           170    09/08/05                (16)
BRL             159      USD            60    09/09/05                 (5)
BRL             311      USD           123    09/09/05                 (6)
BRL             318      USD           121    09/09/05                (11)
BRL             354      USD           139    09/09/05                 (7)
CAD             709      USD           588    08/30/05                  9
EUR           1,469      USD         1,773    08/19/05                (10)
EUR           7,871      USD         9,574    08/25/05                 21
EUR           2,152      USD         2,613    10/03/05                 (4)
EUR             271      USD           330    10/26/05                 --
GBP             153      USD           278    08/19/05                  9
GBP             858      USD         1,566    08/19/05                 59
GBP             860      USD         1,571    08/19/05                 60
JPY           3,325      USD            31    08/19/05                  1
NOK           1,925      USD           304    08/19/05                  7
NOK          19,386      USD         3,044    08/19/05                 54
SEK           6,477      USD           825    08/19/05                (10)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 180
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                    Multistrategy Bond Fund  107

FRANK RUSSELL INVESTMENT COMPANY
MULTISTRATEGY BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers
   CMBS Index-AAA                Goldman Sachs          5,095   1 Month USD LIBOR            08/01/05                   (63)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (63)
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      MARKET
        COUNTER               NOTIONAL                                                          TERMINATION           VALUE
         PARTY                 AMOUNT             FUND RECEIVES             FUND PAYS               DATE                $
-----------------------   -----------------   ----------------------   --------------------   ----------------   ----------------
Bank of America              CAD        400   6.000%                   Three Month LIBOR          12/16/19                      6
Barclays                    USD      13,400   4.000%                   Three Month LIBOR          12/15/10                   (353)
Barclays                    GBP         400   5.000%                   Six Month LIBOR            03/15/32                    (25)
Barclays                     EUR        400   6.000%                   Six Month LIBOR            03/15/32                     58
Goldman                     JPY     129,100   2.000%                   Six Month LIBOR            06/15/12                    (84)
Goldman                     JPY     130,000   2.000%                   Six Month LIBOR            06/15/12                    (85)
JP Morgan                   EUR       1,000   6.000%                   Six Month LIBOR            06/18/34                    202
Merrill Lynch                EUR        500   6.000%                   Six Month LIBOR            06/18/34                    101
Morgan Stanley              JPY     130,000   2.000%                   Six Month LIBOR            06/15/12                    (84)
Morgan Stanley              USD       2,200   4.000%                   Three Month LIBOR          12/15/10                    (58)
UBS                         JPY     250,000   2.000%                   Six Month LIBOR            06/15/12                   (162)
                                                                                                                 ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($370)                                    (484)
                                                                                                                 ================

See accompanying notes which are an integral part of the schedules of investments.

 108  Multistrategy Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------


MUNICIPAL BONDS - 92.5%
Alabama - 1.3%
City of Tuscaloosa Alabama General Obligation Unlimited                340       5.000         02/15/07               350
County of Baldwin Alabama General Obligation Unlimited                 545       5.000         02/01/14               595
County of Jefferson Alabama General Obligation Unlimited               500       5.000         04/01/10               537
Courtland Industrial Development Board Revenue Bonds                   250       5.000         11/01/13               261
Marshall County Health Care Authority Revenue Bonds                    160       4.500         01/01/06               160
Mobile County Board of School Commissioners General
   Obligation Unlimited, weekly demand                                 375       5.000         03/01/12               401
Montgomery BMC Special Care Facilities Financing Authority
   Revenue Bonds (E)                                                   960    Zero coupon      11/15/15               919
                                                                                                             ------------
                                                                                                                    3,223
                                                                                                             ------------

Alaska - 0.5%
City of Anchorage Alaska General Obligation Unlimited (ae)             500       5.750         12/01/16               560
State of Alaska General Obligation Unlimited                           595       5.250         07/15/11               653
                                                                                                             ------------
                                                                                                                    1,213
                                                                                                             ------------

Arizona - 2.7%
Arizona Health Facilities Authority Revenue Bonds                      200       4.000         04/01/09               203
Arizona State Transportation Board Revenue Bonds                     1,500       5.000         07/01/14             1,653
Arizona State Transportation Board Revenue Bonds, weekly
   demand                                                              500       5.250         07/01/12               547
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand                                                     1,000       2.900         06/01/35               970
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand (E)                                                   200       2.900         06/01/35               194
Maricopa County Pollution Control Corp. Revenue Bonds,
   annual demand (E)                                                 1,000       4.000         01/01/38             1,004
Mesa Arizona General Obligation Unlimited (u)(ae)                    1,000       5.000         07/01/17             1,068
Phoenix Civic Improvement Corp. Revenue Bonds                          250       5.500         07/01/07               262
State of Arizona Certificate of Participation                          200       5.500         05/01/10               219
University of Arizona Revenue Bonds                                    430       5.000         06/01/06               438
                                                                                                             ------------
                                                                                                                    6,558
                                                                                                             ------------

Arkansas - 0.3%
University of Arkansas Revenue Bond Series A                           750       5.000         11/01/10               810
                                                                                                             ------------

California - 9.8%
Abag Finance Authority for Nonprofit Corps. Certificate of
   Participation, weekly demand                                        600       5.700         08/15/14               637
California Health Facilities Financing Authority Revenue
   Bonds, annual demand (E)                                          1,500       4.950         07/01/26             1,569
California State Department of Water Resources Revenue Bonds           250       5.500         05/01/10               272
California State Department of Water Resources Revenue Bonds           500       5.250         05/01/11               547
California State Department of Water Resources Revenue Bonds         1,000       5.250         05/01/12             1,100
California State Public Works Board Revenue Bonds                      630       5.000         06/01/10               672
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,000       5.200         12/01/29             1,051
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,250       2.300         04/01/33             1,232
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                  1,100       2.625         04/01/34             1,078
California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    500       3.450         04/01/35               493

                                                       Tax Exempt Bond Fund  109

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

California Statewide Communities Development Authority
   Revenue Bonds, annual demand (E)                                    900       4.350         11/01/36               917
Golden State Tobacco Securitization Corp. Revenue Bonds (u)            750    Zero coupon      06/01/23               604
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       665       5.250         06/01/16               666
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       405       5.500         06/01/18               423
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand (u)                                                   500       5.000         06/01/20               525
Golden State Tobacco Securitization Corp. Revenue Bonds,
   weekly demand                                                       695       5.000         06/01/21               703
Kings River Conservation District Certificate of
   Participation                                                       850       5.000         05/01/15               898
Southern California Public Power Authority Revenue Bonds               405       5.375         01/01/12               448
State of California General Obligation Unlimited                     1,000       6.600         02/01/10             1,129
State of California General Obligation Unlimited                     1,000       5.000         10/01/11             1,081
State of California General Obligation Unlimited                     2,050       5.000         02/01/12             2,208
State of California General Obligation Unlimited                     1,000       5.250         07/01/12             1,099
State of California General Obligation Unlimited                     1,000       5.250         07/01/14             1,110
State of California General Obligation Unlimited, annual
   demand (E)                                                        1,000       3.500         07/01/23             1,014
State of California General Obligation Unlimited, annual
   demand (E)                                                          255       5.000         07/01/23               269
State of California General Obligation Unlimited, weekly
   demand                                                              500       5.250         02/01/14               549
University of California Revenue Bonds                               1,500       5.000         05/15/13             1,647
                                                                                                             ------------
                                                                                                                   23,941
                                                                                                             ------------

Colorado - 1.5%
Colorado Department of Transportation Revenue Bonds                    265       6.000         06/15/08               286
Colorado Educational & Cultural Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                       1,000       2.050         09/01/35             1,000
Colorado Health Facilities Authority Revenue Bonds                     205       5.000         09/01/10               214
Colorado Health Facilities Authority Revenue Bonds                     210       5.000         09/01/11               220
Colorado Health Facilities Authority Revenue Bonds, annual
   demand (E)                                                          265       3.750         06/01/34               262
Colorado Housing & Finance Authority Revenue Bonds (E)                  80       6.300         08/01/16                83
Colorado Housing & Finance Authority Revenue Bonds,
   semi-annual demand                                                  110       6.300         08/01/12               114
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               80       7.250         04/01/10                82
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand                                                               50       6.700         10/01/16                50
Highlands Ranch Metropolitan District No. 1 General
   Obligation Unlimited                                                750       5.750         09/01/12               846
Jefferson County School District R-001 General Obligation
   Unlimited (u)                                                       500       5.000         12/15/14               551
                                                                                                             ------------
                                                                                                                    3,708
                                                                                                             ------------

Delaware - 0.4%
Delaware State Economic Development Authority Revenue Bonds            630       6.500         01/01/08               659
Delaware State Economic Development Authority Revenue Bonds,
   annual demand (E)                                                   250       4.900         05/01/26               266
                                                                                                             ------------
                                                                                                                      925
                                                                                                             ------------

District of Columbia - 0.8%
District of Columbia Certificate of Participation                      500       5.250         01/01/08               523
District of Columbia General Obligation Unlimited                    1,000       5.500         06/01/09             1,080
District of Columbia TOB Settlement Financing Corp. Revenue
   Bonds                                                               200       5.200         05/15/08               208
                                                                                                             ------------
                                                                                                                    1,811
                                                                                                             ------------

Florida - 4.4%
City of Tallahassee Florida Revenue Bonds                              500       5.000         10/01/11               542
County of Escambia Florida Revenue Bonds, weekly demand                740       5.250         10/01/14               812
County of Hillsborough Florida Revenue Bonds, semi-annual
   demand                                                               90       6.200         12/01/08                94
Escambia County Health Facilities Authority Revenue Bonds            1,000       5.000         11/15/06             1,027
Florida State Division of Bond Finance Revenue Bonds                   500       5.750         07/01/06               514

 110  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

Florida State Division of Bond Finance Revenue Bonds, weekly
   demand (u)                                                        1,600       5.250         07/01/13             1,723
Florida Water Pollution Control Financing Corp. Revenue
   Bonds, weekly demand                                                500       5.500         01/15/12               552
Hillsborough County Educational Facilities Authority Revenue
   Bonds, semi-annual demand                                           870       5.750         04/01/18               937
Martin County Health Facilities Authority Revenue Bonds                200       5.250         11/15/08               207
Miami-Dade County Educational Facilities Authority Revenue
   Bonds, weekly demand                                              1,500       5.000         04/01/17             1,616
North Miami Florida Revenue Bonds                                    1,325       5.000         04/01/10             1,419
Orlando Utilities Commission Revenue Bonds                           1,225       5.900         10/01/08             1,331
                                                                                                             ------------
                                                                                                                   10,774
                                                                                                             ------------

Georgia - 1.9%
Dalton Georgia Revenue Bonds                                           500       5.750         01/01/09               542
Fayette County School District General Obligation Unlimited
   (E)(u)                                                              290    Zero coupon      03/01/14               235
Fayette County School District General Obligation Unlimited
   (u)                                                                 145    Zero coupon      03/01/16               117
Georgia Municipal Electric Authority Revenue Bonds                     850       6.250         01/01/17             1,033
Georgia State Road & Tollway Authority Revenue Bonds                   590       5.250         03/01/11               646
Gwinnett County Water & Sewer Authority Revenue Bonds,
   weekly demand                                                       265       5.200         08/01/14               282
State of Georgia General Obligation Unlimited                        1,000       5.750         08/01/08             1,077
State of Georgia General Obligation Unlimited                          600       6.500         12/01/09               680
                                                                                                             ------------
                                                                                                                    4,612
                                                                                                             ------------

Hawaii - 1.1%
Honolulu City & County Hawaii General Obligation Unlimited           1,000       5.000         07/01/14             1,099
Kauai County Hawaii General Obligation Unlimited (ae)                  375       6.250         08/01/19               426
State of Hawaii General Obligation Unlimited                         1,000       5.750         01/01/10             1,101
                                                                                                             ------------
                                                                                                                    2,626
                                                                                                             ------------

Idaho - 1.4%
Idaho Health Facilities Authority Revenue Bonds, weekly
   demand (E)                                                        3,400       2.240         07/01/30             3,399
                                                                                                             ------------

Illinois - 5.0%
Chicago Metropolitan Water Reclamation District - Greater
   Chicago General Obligation Unlimited                              2,000       6.500         12/01/07             2,157
City of Chicago Illinois General Obligation Unlimited,
   weekly demand                                                       750       6.000         01/01/11               835
City of Chicago Illinois Tax Allocation                                700    Zero coupon      12/01/07               649
Cook County Community Consolidated School District No.
   15 - Palatine General Obligation, Ltd.                            1,000    Zero coupon      12/01/11               783
Cook County Community Consolidated School District No.
   15 - Palatine General Obligation, Ltd.                            2,235    Zero coupon      12/01/13             1,584
Illinois Educational Facilities Authority Revenue Bonds,
   annual demand                                                       450       3.350         03/01/34               440
Illinois Finance Authority Revenue Bonds                               400    Zero coupon      01/01/10               341
Illinois Finance Authority Revenue Bonds                               670       5.500         10/01/12               733
Illinois Finance Authority Revenue Bonds                               750       5.000         06/01/14               785
Illinois Finance Authority Revenue Bonds (ae)                          420       7.375         07/01/21               446
Illinois Health Facilities Authority Revenue Bonds                     240       5.500         08/01/07               251
Illinois Health Facilities Authority Revenue Bonds                     470       6.000         05/15/10               499
Illinois Housing Development Authority Revenue Bonds (E)             1,000       2.790         08/01/17               998
Lake County Community Unit School District No. 116 - Round
   Lake General Obligation Unlimited                                   400       7.600         02/01/14               512

                                                       Tax Exempt Bond Fund  111

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

Lake County Forest Preservation District General Obligation
   Unlimited                                                         1,215    Zero coupon      12/01/07             1,125
                                                                                                             ------------
                                                                                                                   12,138
                                                                                                             ------------

Indiana - 3.4%
Allen County Jail Building Corp. Revenue Bonds                         300       5.750         10/01/09               330
City of Indianapolis Indiana Revenue Bonds                             450       5.000         10/01/06               461
Columbus Multi School Building Corp. Indiana Revenue Bonds             450       5.000         01/10/10               481
Dyer Redevelopment Authority Economic Development Lease Rent
   Revenue Bonds                                                       260       5.000         01/15/11               277
Franklin Township School Building Corp./Marion County
   Indiana Revenue Bonds                                               500       5.750         07/15/06               514
Indiana Bond Bank Revenue Bonds (u)                                    315       5.750         08/01/13               341
Indiana Health Facility Financing Authority Revenue Bonds              560       5.375         12/01/08               597
Indiana Health Facility Financing Authority Revenue Bonds            1,000       5.500         11/15/10             1,093
Indiana Health Facility Financing Authority Revenue Bonds            1,000       5.000         11/01/11             1,072
Indiana Health Facility Financing Authority Revenue Bonds
   (E)(ae)                                                           1,255       5.000         11/01/26             1,298
Indiana Health Facility Financing Authority Revenue Bonds,
   weekly demand (E)                                                 1,100       2.300         03/01/30             1,100
Indiana University Revenue Bonds, weekly demand                        500       5.750         08/01/10               552
Lawrenceburg Indiana Revenue Bonds, annual demand (E)                  225       2.625         10/01/19               223
                                                                                                             ------------
                                                                                                                    8,339
                                                                                                             ------------

Iowa - 0.1%
Iowa Finance Authority Revenue Bonds                                   290       6.000         07/01/10               317
                                                                                                             ------------

Kansas - 1.2%
Butler & Sedgwick Counties Unified School District No. 385
   Andover General Obligation Unlimited                                500       5.000         09/01/09               534
City of Burlington Kansas Revenue Bonds, annual demand (E)             750       2.650         06/01/31               748
Kansas Development Finance Authority Revenue Bonds                     150       5.000         08/01/10               162
Kansas Development Finance Authority Revenue Bonds                   1,000       5.000         08/01/13             1,093
Wyandotte County Kansas City, Kansas United Government
   Special Obligation Revenue                                          305       4.750         12/01/16               301
                                                                                                             ------------
                                                                                                                    2,838
                                                                                                             ------------

Louisiana - 1.0%
Caddo Parish Parishwide School District General Obligation
   Unlimited, weekly demand (u)                                      1,090       5.250         03/01/13             1,204
Jefferson Parish Hospital Service District No. 2 Revenue
   Bonds, annual demand                                              1,000       5.250         12/01/15             1,009
Louisiana Energy & Power Authority Revenue Bonds                       200       5.500         01/01/08               211
                                                                                                             ------------
                                                                                                                    2,424
                                                                                                             ------------

Massachusetts - 3.7%
Commonwealth of Massachusetts General Obligation, Ltd. (ae)            430       6.000         02/01/11               480
Commonwealth of Massachusetts General Obligation, Ltd.               1,000       5.500         11/01/15             1,137
Commonwealth of Massachusetts General Obligation, Ltd. (ae)          1,000       5.750         10/01/19             1,109
Commonwealth of Massachusetts General Obligation, Ltd. (ae)          1,000       5.250         01/01/22             1,102
Commonwealth of Massachusetts General Obligation Unlimited           1,000       5.500         10/01/16             1,142
Massachusetts Bay Transportation Authority Revenue Bonds               500       6.000         03/01/06               509
Massachusetts Development Finance Agency Revenue Bonds                 360       5.750         08/01/05               360
Massachusetts Development Finance Agency Revenue Bonds                 165       5.125         12/01/11               170

 112  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

Massachusetts Development Finance Agency Revenue Bonds                  50       5.150         10/01/14                52
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       110       4.500         10/01/05               110
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                        65       5.000         07/01/07                66
Massachusetts Health & Educational Facilities Authority
   Revenue Bonds                                                       145       5.000         07/01/09               151
Massachusetts School Building Authority Revenue Bonds (u)            2,000       5.000         08/15/13             2,185
Massachusetts State Port Authority Revenue Bonds                       200       6.000         07/01/06               206
Massachusetts State Port Authority Revenue Bonds                       125       5.250         07/01/07               130
Massachusetts State Port Authority Revenue Bonds                       150       5.750         07/01/10               165
                                                                                                             ------------
                                                                                                                    9,074
                                                                                                             ------------

Michigan - 1.7%
Bishop International Airport Authority Revenue Bonds                   750       5.000         12/01/10               781
Ferndale Michigan General Obligation Unlimited, semi-annual
   demand                                                              250       5.000         04/01/15               270
Kent Hospital Finance Authority Revenue Bonds                          250       5.250         01/15/07               257
Manistee Area Public Schools General Obligation Unlimited              235       6.000         05/01/08               253
Michigan Municipal Bond Authority Revenue Bonds (ae)                   500       5.750         10/01/11               563
Michigan Municipal Bond Authority Revenue Bonds                        665       5.000         05/01/13               729
Michigan State Hospital Finance Authority Revenue Bonds                250       5.000         05/15/07               258
Woodhaven Brownstown School District General Obligation
   Unlimited, weekly demand (u)                                        900       5.125         05/01/13               983
                                                                                                             ------------
                                                                                                                    4,094
                                                                                                             ------------

Minnesota - 0.4%
City of State Cloud Minnesota Revenue Bonds                            340       5.500         05/01/06               346
State of Minnesota General Obligation Unlimited                        500       6.000         08/01/05               500
Virginia Housing & Redevelopment Authority Revenue Bonds                40       5.250         10/01/12                42
Virginia Housing & Redevelopment Authority Revenue Bonds                95       5.250         10/01/13               100
                                                                                                             ------------
                                                                                                                      988
                                                                                                             ------------

Mississippi - 0.1%
State of Mississippi General Obligation Unlimited                      300       5.375         07/01/17               341
                                                                                                             ------------

Missouri - 0.4%
Jackson County Reorganized School District No. 7 General
   Obligation Unlimited                                                250       4.375         03/01/11               263
Joplin Missouri Industrial Development Authority Health
   Revenue Bonds                                                       270       5.500         02/15/13               292
Missouri Housing Development Commission Revenue Bonds                  170       4.350         12/01/07               173
Southeast Missouri State University Revenue Bonds                      250       5.625         04/01/10               275
                                                                                                             ------------
                                                                                                                    1,003
                                                                                                             ------------

Montana - 0.5%
Montana State Board of Regents Revenue Bonds                           500       4.750         05/15/13               538
Montana State Board of Regents Revenue Bonds                           500       4.750         05/15/14               538
                                                                                                             ------------
                                                                                                                    1,076
                                                                                                             ------------

Nevada - 1.3%
Clark County School District General Obligation Limited
   (ae)(E)                                                             330       5.250         06/15/10               355
Clark County School District General Obligation Limited,
   weekly demand (E)                                                   670       5.250         06/15/10               718
Henderson Nevada General Obligation, Ltd.                              475       6.000         06/01/06               487
Las Vegas Valley Water District General Obligation, Ltd.,
   weekly demand (u)                                                 1,050       5.250         06/01/14             1,159
Truckee Meadows Water Authority Revenue Bonds                          500       5.500         07/01/11               555
                                                                                                             ------------
                                                                                                                    3,274
                                                                                                             ------------

                                                       Tax Exempt Bond Fund  113

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------


New Hampshire - 0.3%
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       325       4.600         10/01/07               331
New Hampshire Health & Education Facilities Authority
   Revenue Bonds                                                       350       5.000         07/01/14               369
                                                                                                             ------------
                                                                                                                      700
                                                                                                             ------------

New Jersey - 4.2%
New Jersey Economic Development Authority Revenue Bonds              1,000       5.000         06/15/12             1,080
New Jersey Economic Development Authority Revenue Bonds              1,000       5.000         09/01/12             1,073
New Jersey Economic Development Authority Revenue Bonds (E)          1,020       5.375         06/15/15             1,104
New Jersey State Educational Facilities Authority Revenue
   Bonds                                                             1,000       5.750         09/01/10             1,107
New Jersey State Housing & Mortgage Finance Agency Revenue
   Bonds                                                               940       4.300         11/01/07               964
New Jersey State Transit Corp. Certificate of Participation          1,350       5.500         09/15/07             1,417
New Jersey State Turnpike Authority Revenue Bonds                      500       5.500         01/01/09               538
New Jersey Transportation Trust Fund Authority Revenue Bonds         1,000       6.000         06/15/06             1,026
New Jersey Transportation Trust Fund Authority Revenue Bonds           500       6.000         06/15/07               528
New Jersey Transportation Trust Fund Authority Revenue Bonds
   (u)                                                               1,000       5.250         12/15/14             1,111
Tobacco Settlement Financing Corp. Revenue Bonds, weekly
   demand                                                              390       4.375         06/01/19               394
                                                                                                             ------------
                                                                                                                   10,342
                                                                                                             ------------

New Mexico - 1.8%
Farmington New Mexico Revenue Bonds, annual demand (E)(u)            2,965       3.550         04/01/29             2,969
Farmington New Mexico Revenue Bonds, annual demand (u)                 305       4.000         06/01/32               305
New Mexico Finance Authority Revenue Bonds, weekly demand              500       5.000         04/01/15               544
New Mexico State Highway Commission Revenue Bonds                      570       5.500         06/15/06               583
                                                                                                             ------------
                                                                                                                    4,401
                                                                                                             ------------

New York - 9.4%
City of New York New York General Obligation Unlimited               1,000       5.500         08/15/08             1,067
City of New York New York General Obligation Unlimited               1,000       5.500         08/01/09             1,080
City of New York New York General Obligation Unlimited                 250       5.250         12/01/09               268
City of New York New York General Obligation Unlimited                 730       5.000         06/01/10               779
City of New York New York General Obligation Unlimited               1,000       5.250         08/01/10             1,081
City of New York New York General Obligation Unlimited                 500       5.000         08/01/11               537
City of New York New York General Obligation Unlimited                 850       5.000         03/01/12               911
City of New York New York General Obligation Unlimited                 750       5.000         11/01/12               806
City of New York New York General Obligation Unlimited                 470       5.000         08/01/13               507
City of New York New York General Obligation Unlimited               1,000       5.000         08/01/14             1,089
City of New York New York General Obligation Unlimited,
   weekly demand                                                       130       5.000         08/01/10               138
City of New York New York General Obligation Unlimited,
   weekly demand                                                       125       5.750         08/01/11               138
City of New York New York General Obligation Unlimited,
   weekly demand                                                       235       5.250         11/01/12               256
Long Island Power Authority Revenue Bonds                              250       5.000         06/01/09               263
New York City Municipal Water Finance Authority Revenue
   Bonds                                                             1,500       5.250         06/15/12             1,653
New York City Transitional Finance Authority Revenue Bonds           1,000       5.500         02/01/09             1,075
New York Local Government Assistance Corp. Revenue Bonds,
   semi-annual demand (u)                                            1,000       5.200         04/01/12             1,043
New York State Dormitory Authority Revenue Bonds                     1,035       7.000         07/01/09             1,126
New York State Dormitory Authority Revenue Bonds (u)                   960       5.000         02/15/13             1,043
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                        2,000       5.250         11/15/23             2,171
New York State Dormitory Authority Revenue Bonds, annual
   demand (E)                                                          650       5.250         11/15/29               710
New York State Environmental Facilities Corp. Revenue Bonds          1,000       6.000         06/15/12             1,149
New York State Urban Development Corp. Revenue Bonds, weekly
   demand                                                              225       5.125         07/01/15               246
New York State Urban Development Corp. Revenue Bonds, annual
   demand                                                              500       5.250         01/01/21               529

 114  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

Niagara County Industrial Development Agency Revenue Bonds,
   annual demand (E)                                                   350       5.550         11/15/24               373
Saratoga County Industrial Development Agency Revenue Bonds             80       5.000         12/01/14                84
Suffolk County Judicial Facilities Agency Revenue Bonds                500       5.500         04/15/09               541
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                              880       5.500         06/01/10               885
Tobacco Settlement Financing Authority Revenue Bonds, weekly
   demand                                                              300       5.250         06/01/13               316
TSASC, Inc. Revenue Bonds                                            1,000       5.500         07/15/13             1,067
                                                                                                             ------------
                                                                                                                   22,931
                                                                                                             ------------

North Carolina - 1.5%
North Carolina Eastern Municipal Power Agency Revenue Bonds            250       5.500         01/01/10               266
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds                                                               200       5.500         01/01/13               220
North Carolina Municipal Power Agency No. 1 Catawba Revenue
   Bonds, semi-annual demand                                         1,500       6.000         01/01/12             1,715
Onslow Water & Sewer Authority Revenue Bonds, annual demand          1,425       5.000         06/01/17             1,543
                                                                                                             ------------
                                                                                                                    3,744
                                                                                                             ------------

Ohio - 2.6%
Columbus Ohio General Obligation, Ltd.                                 585       5.250         01/01/11               640
County of Hamilton Ohio Revenue Bonds                                  250       6.000         12/01/05               253
Jackson Local School District Stark & Summit Counties
   General Obligation Unlimited                                        500    Zero coupon      12/01/07               464
Ohio State Building Authority Revenue Bonds                            500       6.000         04/01/06               511
Ohio State Building Authority Revenue Bonds                            575       5.750         04/01/08               614
Ohio State Higher Educational Facility Commission Revenue
   Bonds                                                             1,000       5.000         12/01/09             1,066
State of Ohio General Obligation Unlimited                             550       5.500         05/01/08               585
State of Ohio General Obligation Unlimited                           1,500       5.000         02/01/10             1,610
Steubenville Ohio Revenue Bonds                                        280       5.700         10/01/10               302
University of Cincinnati Revenue Bonds                                 300       5.500         06/01/08               320
                                                                                                             ------------
                                                                                                                    6,365
                                                                                                             ------------

Oklahoma - 0.3%
Grand River Dam Authority Revenue Bonds                                250       5.000         06/01/12               273
Oklahoma Development Finance Authority Revenue Bonds                   275       5.000         10/01/13               286
Oklahoma Housing Finance Agency Revenue Bonds, weekly demand           105       7.600         09/01/15               112
                                                                                                             ------------
                                                                                                                      671
                                                                                                             ------------

Oregon - 2.2%
Clackamas County School District No. 62C Oregon City General
   Obligation Unlimited (ae)                                           435       6.000         06/15/11               488
Deschutes County Administrative School District No. 1
   General Obligation Unlimited (u)                                  1,000       5.000         06/15/10             1,078
Oregon State Department of Administrative Services Revenue
   Bonds                                                             1,000       5.000         09/01/08             1,056
Oregon State Department of Administrative Services Revenue
   Bonds, weekly demand                                                750       5.250         04/01/10               809
Oregon State Department of Transportation Revenue Bonds              1,000       5.000         11/15/13             1,102
State of Oregon General Obligation, Ltd., weekly demand                895       5.700         10/01/32               918
                                                                                                             ------------
                                                                                                                    5,451
                                                                                                             ------------

Pennsylvania - 3.3%
Allegheny County Port Authority Revenue Bonds, weekly demand           250       5.500         03/01/17               274
Berks County Vocational Technical School Authority Revenue
   Bonds (u)                                                         1,260       5.000         06/01/15             1,383
City of Philadelphia Pennsylvania Revenue Bonds                        500       6.750         08/01/05               500

                                                       Tax Exempt Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

City of Philadelphia Pennsylvania Revenue Bonds                        500       5.500         07/01/07               522
City of Philadelphia Pennsylvania Revenue Bonds                        750       5.250         08/01/13               831
County of Allegheny Pennsylvania General Obligation
   Unlimited                                                         1,000       5.000         10/01/15             1,100
Erie County Industrial Development Authority Revenue Bonds             180       5.300         04/01/12               191
Hempfield Township Municipal Authority Revenue Bonds (u)               355       5.000         09/01/13               390
Norwin School District General Obligation Unlimited (ae)               250       6.000         04/01/20               278
Owen J Roberts School District General Obligation Unlimited            500       5.000         08/15/12               547
Pennsylvania Higher Educational Facilities Authority Revenue
   Bonds (u)                                                           715       5.000         08/15/14               776
Pittsburgh Public Parking Authority Revenue Bonds, weekly
   demand (u)                                                          310       5.000         12/01/16               334
Sayre Health Care Facilities Authority Revenue Bonds, weekly
   demand                                                              690       5.300         12/01/12               731
St. Mary Hospital Authority Revenue Bonds                              300       5.000         11/15/13               317
                                                                                                             ------------
                                                                                                                    8,174
                                                                                                             ------------

Puerto Rico - 2.0%
Puerto Rico Electric Power Authority Revenue Bonds                   1,000       5.000         07/01/13             1,098
Puerto Rico Electric Power Authority Revenue Bonds                     500       5.500         07/01/17               579
Puerto Rico Public Buildings Authority Revenue Bonds, annual
   demand (E)                                                        1,000       4.500         07/01/22             1,022
Puerto Rico Public Finance Corp. Revenue Bonds, weekly
   demand, annual demand (E)                                         2,000       5.750         08/01/27             2,199
                                                                                                             ------------
                                                                                                                    4,898
                                                                                                             ------------

Rhode Island - 0.1%
Rhode Island Health & Educational Building Corp. Revenue
   Bonds                                                               150       5.750         08/15/10               160
                                                                                                             ------------

South Carolina - 1.0%
Richland-Lexington Airport District Revenue Bonds                      250       5.000         01/01/06               252
Richland-Lexington Airport District Revenue Bonds                      500       5.000         01/01/09               529
Richland-Lexington Airport District Revenue Bonds                      440       5.000         01/01/10               467
Rock Hill South Carolina Revenue Bonds                                 250       5.000         01/01/10               269
South Carolina State Public Service Authority Revenue Bonds,
   weekly demand                                                       375       5.500         01/01/11               410
Spartanburg County South Carolina Revenue Bonds                        500       6.000         04/15/07               525
                                                                                                             ------------
                                                                                                                    2,452
                                                                                                             ------------

South Dakota - 0.7%
Sioux Falls South Dakota Revenue Bonds                                 250       5.500         11/15/10               276
South Dakota State Building Authority Revenue Bonds                  1,330       5.000         09/01/12             1,451
                                                                                                             ------------
                                                                                                                    1,727
                                                                                                             ------------

Tennessee - 1.5%
County of Williamson Tennessee General Obligation Unlimited            500       6.000         03/01/06               509
Maury County Tennessee General Obligation Unlimited, weekly
   demand                                                            1,000       5.000         04/01/16             1,085
Metropolitan Government Nashville & Davidson County Health &
   Educational Facility Board Revenue Bonds                            920       5.000         11/01/06               945
Metropolitan Government Nashville & Davidson County
   Tennessee Revenue Bonds                                             180       5.250         01/01/13               200
Tennessee Housing Development Agency Revenue Bonds, weekly
   demand                                                              925       5.375         01/01/18               960
                                                                                                             ------------
                                                                                                                    3,699
                                                                                                             ------------

Texas - 9.3%
Alvin Independent School District General Obligation
   Unlimited                                                           515       6.750         08/15/09               583
Alvin Independent School District General Obligation
   Unlimited                                                           545       6.750         08/15/10               630
Brazos River Authority Revenue Bonds                                   500       3.625         04/01/12               498
Brazos River Harbor Navigation District Revenue Bonds,
   annual demand (E)                                                   220       4.750         05/15/33               226

 116  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

City of Houston Texas Revenue Bonds                                    515       5.250         05/15/14               574
City of San Antonio Texas Revenue Bonds                              1,000       5.250         02/01/13             1,103
County of Harris Texas General Obligation, Ltd.                      1,435       5.250         08/15/09             1,542
County of Harris Texas Revenue Bonds, annual demand (E)              1,500       5.000         08/15/21             1,595
County of Travis Texas General Obligation, Ltd.                      1,000       5.250         03/01/10             1,082
Cypress-Fairbanks Independent School District General
   Obligation Unlimited, annual demand (E)                             500       5.000         02/15/19               534
Dallas Independent School District General Obligation
   Unlimited                                                         2,100       5.000         02/15/14             2,288
El Paso Independent School District General Obligation
   Unlimited                                                         1,000       5.375         08/15/09             1,080
Fort Bend County Industrial Development Corp. Revenue Bonds,
   annual demand                                                       250       3.000         10/01/11               250
Gregory-Portland Independent School District General
   Obligation Unlimited Revenue Bonds, weekly demand                 1,250       5.000         02/15/15             1,355
Highland Park Independent School District General Obligation
   Unlimited                                                           960       5.000         02/15/13             1,045
Northside Independent School District General Obligation
   Unlimited, weekly demand                                            400       5.500         02/15/16               438
Nueces River Authority Revenue Bonds (u)                               245       5.000         07/15/13               268
Port of Corpus Christi Authority of Nueces County Texas
   Revenue Bonds, weekly demand                                        385       5.350         11/01/10               394
Red River Texas Revenue Bonds, weekly demand, annual demand
   (E)                                                                 250       2.750         03/01/31               241
Round Rock Independent School District General Obligation
   Unlimited                                                         1,000       6.500         08/01/10             1,143
Round Rock Independent School District General Obligation
   Unlimited                                                           430       5.375         08/01/12               476
Round Rock Independent School District General Obligation
   Unlimited, weekly demand                                            750       6.500         08/01/11               861
Texas A & M University Revenue Bonds                                 1,000       5.000         07/01/08             1,053
Titus County Hospital District General Obligation Limited            1,000       5.000         08/15/13             1,086
Tyler Independent School District General Obligation
   Unlimited                                                         1,350       5.000         02/15/10             1,441
United Independent School District General Obligation
   Unlimited, weekly demand                                            240    Zero coupon      08/15/17               137
University of Texas Permanent University Fund Revenue Bonds            420       5.000         07/01/09               447
Waco Health Facilities Development Corp. Revenue Bonds                 250       5.200         11/15/06               257
                                                                                                             ------------
                                                                                                                   22,627
                                                                                                             ------------

Utah - 0.7%
County of Utah Utah Revenue Bonds, annual demand                       200       5.050         11/01/17               213
Intermountain Power Agency Revenue Bonds                             1,400       6.500         07/01/10             1,604
                                                                                                             ------------
                                                                                                                    1,817
                                                                                                             ------------

Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Revenue Bonds                  200       5.000         10/01/13               215
Virgin Islands Public Finance Authority Revenue Bonds                  250       5.000         10/01/14               269
                                                                                                             ------------
                                                                                                                      484
                                                                                                             ------------

Virginia - 2.1%
City of Richmond Virginia General Obligation Unlimited,
   weekly demand                                                     1,000       5.000         07/15/15             1,097
County of Fairfax Virginia Certificate of Participation,
   weekly demand                                                       200       5.750         04/15/13               216
Hampton Virginia Revenue Bonds                                         240       5.000         01/01/14               257
Middle River Regional Jail Authority Revenue Bonds, weekly
   demand                                                            1,015       5.000         05/15/15             1,112
Peninsula Ports Authority Revenue Bonds, annual demand (E)             225       3.300         10/01/33               224
Tobacco Settlement Financing Corp. Revenue Bonds, weekly
   demand                                                              315       5.250         06/01/19               321
Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                       360       5.375         05/15/12               395

                                                       Tax Exempt Bond Fund  117

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                         DATE
                                                               AMOUNT ($)        RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY           $
-------------------------------------------------------------------------------------------------------------------------

Virginia Commonwealth Transportation Board Revenue Bonds,
   weekly demand                                                     1,000       5.250         05/15/16             1,085
Virginia Public Building Authority Revenue Bonds                       500       5.750         08/01/07               528
                                                                                                             ------------
                                                                                                                    5,235
                                                                                                             ------------

Washington - 2.7%
Clallam County Public Utility District No. 1 Revenue Bonds             385       5.000         01/01/08               402
Energy Northwest Revenue Bonds (u)                                     220       5.000         07/01/11               238
Energy Northwest Revenue Bonds (u)                                     440       5.000         07/01/12               479
Energy Northwest Revenue Bonds (u)                                     220       5.000         07/01/13               241
King County School District No. 405 Bellevue General
   Obligation Unlimited (u)                                          2,000       5.000         12/01/14             2,191
Kitsap County Washington General Obligation, Ltd., weekly
   demand                                                              775       5.750         07/01/14               862
Tobacco Settlement Authority of Washington Revenue Bonds,
   weekly demand                                                       880       6.500         06/01/26               966
Washington Public Power Supply System Revenue Bonds                  1,000       7.000         07/01/08             1,107
                                                                                                             ------------
                                                                                                                    6,486
                                                                                                             ------------

West Virginia - 0.1%
West Virginia State Hospital Finance Authority Revenue Bonds           150       6.500         09/01/05               150
                                                                                                             ------------

Wisconsin - 1.6%
City of Madison Wisconsin Revenue Bonds, annual demand                 280       4.875         10/01/27               296
Oconto Falls Public School District General Obligation
   Unlimited (ae)                                                      750       5.750         03/01/13               842
State of Wisconsin General Obligation Unlimited                        625       5.125         11/01/11               679
Wisconsin Housing & Economic Development Authority Revenue
   Bonds, weekly demand                                                 50       6.850         11/01/12                51
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                        70       5.000         07/01/06                71
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                     1,425       5.000         12/01/10             1,531
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       210       5.250         05/01/12               221
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds                                                       220       5.250         05/01/13               230
                                                                                                             ------------
                                                                                                                    3,921
                                                                                                             ------------

TOTAL MUNICIPAL BONDS (cost $222,450)                                                                             225,941
                                                                                                             ------------

SHORT-TERM INVESTMENTS - 8.4%
Frank Russell Investment Company Tax Free Money Market Fund     20,390,848                                         20,391
                                                                                                             ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $20,391)                                                                                                     20,391
                                                                                                             ------------

TOTAL INVESTMENTS - 100.9%
(identified cost $242,841)                                                                                        246,332

OTHER ASSETS AND LIABILITIES, NET - (0.9%)                                                                         (2,203)
                                                                                                             ------------

NET ASSETS - 100.0%                                                                                               244,129
                                                                                                             ============


See accompanying notes which are an integral part of the schedules of investments.

 118  Tax Exempt Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX EXEMPT BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
AAA                                                                  52%
AA                                                                   21
A                                                                    13
BBB                                                                  14
                                                                    ---
                                                                    100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
General Obligation                                                   29%
Other                                                                16
Universities                                                         13
Utility Revenue                                                      11
Healthcare Revenue                                                   10
Cash Equivalents                                                      8
Housing Revenue                                                       4
Pollution Control Revenue                                             4
State & Community Lease                                               4
Prerefunded Revenue                                                   1
                                                                    ---
                                                                    100%
                                                                    ===

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Tax Exempt Bond Fund  119

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 94.1%

Auto and Transportation - 1.1%
Burlington Northern Santa Fe Corp.                      4,200             228
CSX Corp.                                               6,900             314
FedEx Corp.                                             3,400             286
Harley-Davidson, Inc.                                  43,800           2,330
Lear Corp.                                             10,600             453
Norfolk Southern Corp.                                  4,500             168
United Parcel Service, Inc. Class B                    12,900             941
                                                                 ------------
                                                                        4,720
                                                                 ------------

Consumer Discretionary - 16.4%
Abercrombie & Fitch Co. Class A                         9,300             670
Accenture, Ltd. Class A (AE)                           26,300             659
Apollo Group, Inc. Class A (AE)                        61,000           4,584
Bed Bath & Beyond, Inc. (AE)                           42,900           1,969
Carnival Corp.                                          6,400             335
Cintas Corp.                                           35,000           1,552
Clear Channel Communications, Inc. (AE)                10,800             352
Coach, Inc. (AE)                                       26,200             920
eBay, Inc. (AE)                                       165,500           6,915
Electronic Arts, Inc. (AE)                             11,870             684
EW Scripps Co. Class A                                  8,200             414
Fisher Scientific International, Inc. (AE)             14,060             943
Gannett Co., Inc.                                      32,700           2,386
Gap, Inc. (The)                                         3,900              82
Gillette Co. (The)                                     12,600             676
Google, Inc. Class A (AE)                              21,150           6,086
Hilton Hotels Corp.                                     6,600             163
Home Depot, Inc.                                      114,600           4,986
Iron Mountain, Inc. (AE)                               23,000             789
Jones Apparel Group, Inc.                              21,100             645
Kohl's Corp. (AE)                                      41,500           2,338
Leggett & Platt, Inc.                                  60,600           1,533
Limited Brands, Inc.                                   32,508             792
Lowe's Cos., Inc.                                      69,900           4,629
Mattel, Inc.                                            1,800              34
McDonald's Corp.                                       21,200             661
MGM Mirage (AE)                                        12,970             589
News Corp. Class A                                    175,800           2,880
Nike, Inc. Class B                                     18,390           1,541
Regal Entertainment Group Class A                      24,125             466
Starbucks Corp. (AE)                                  104,940           5,515
Starwood Hotels & Resorts Worldwide, Inc. (o)           2,900             184
Target Corp.                                           22,900           1,345
Tiffany & Co.                                          37,900           1,290
Time Warner, Inc. (AE)                                 39,675             675
Viacom, Inc. Class B                                   54,400           1,822
Wal-Mart Stores, Inc.                                  84,100           4,150
Walt Disney Co.                                        26,200             672
Wendy's International, Inc.                             1,900              98
Yahoo!, Inc. (AE)                                      24,000             800
Yum! Brands, Inc.                                       8,000             419
                                                                 ------------
                                                                       68,243
                                                                 ------------

Consumer Staples - 7.6%
Altria Group, Inc.                                     63,600           4,259
Anheuser-Busch Cos., Inc.                              24,000           1,064
Coca-Cola Co. (The)                                    92,700           4,056
Colgate-Palmolive Co.                                  17,700             937
Constellation Brands, Inc. Class A (AE)                14,040             385
CVS Corp.                                              35,400           1,098
Diageo PLC - ADR                                       30,900           1,720
General Mills, Inc.                                    15,900             754
Kraft Foods, Inc. Class A                                 100               3
PepsiCo, Inc.                                          88,600           4,831
Procter & Gamble Co.                                  123,650           6,879
Sysco Corp.                                            60,500           2,182
Walgreen Co.                                           41,900           2,005
Whole Foods Market, Inc.                                6,270             856
Wm Wrigley Jr Co.                                      12,000             854
                                                                 ------------
                                                                       31,883
                                                                 ------------

Financial Services - 17.9%
Aflac, Inc.                                            34,000           1,533
Allstate Corp. (The)                                   26,200           1,605
Ambac Financial Group, Inc.                            23,800           1,710
American Express Co.                                   35,130           1,932
American International Group, Inc.                     49,170           2,960
Automatic Data Processing, Inc.                        43,400           1,927
Bank of America Corp.                                 171,288           7,468
Bank of New York Co., Inc. (The)                       63,200           1,945
Capital One Financial Corp.                            56,800           4,686
CarrAmerica Realty Corp. (o)                            4,300             167
Cigna Corp.                                             8,900             950
CIT Group, Inc.                                        19,000             839
Citigroup, Inc.                                       210,700           9,165
City National Corp.                                       500              37
Compass Bancshares, Inc.                                6,000             289
Countrywide Financial Corp.                            44,700           1,609
E*Trade Financial Corp. (AE)                           18,600             288
First Data Corp.                                        4,700             193
Freddie Mac                                            18,300           1,158
Genworth Financial, Inc. Class A                        7,600             238

 120  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Goldman Sachs Group, Inc.                              13,300           1,429
Hartford Financial Services Group, Inc.                 7,000             564
Hibernia Corp. Class A                                  5,800             196
Hudson City Bancorp, Inc.                              26,100             309
JPMorgan Chase & Co.                                   52,904           1,859
Lincoln National Corp.                                  9,800             473
MBIA, Inc.                                             11,600             705
MBNA Corp.                                             33,100             833
Mellon Financial Corp.                                 14,300             436
Merrill Lynch & Co., Inc.                              13,300             782
Metlife, Inc.                                             900              44
Moody's Corp.                                          44,400           2,101
Morgan Stanley                                         64,540           3,424
North Fork Bancorporation, Inc.                        54,200           1,485
Nuveen Investments, Inc. Class A                       20,700             787
Paychex, Inc.                                          36,200           1,264
Piper Jaffray Cos., Inc. (AE)                             700              24
ProLogis (o)                                            7,200             328
Regions Financial Corp.                                22,359             752
St. Paul Travelers Cos., Inc. (The)                     6,700             295
State Street Corp.                                     35,700           1,776
SunTrust Banks, Inc.                                    4,200             305
Synovus Financial Corp.                                40,400           1,195
Torchmark Corp.                                         7,900             413
US Bancorp                                            144,400           4,341
Wachovia Corp.                                         53,900           2,715
Washington Mutual, Inc.                                21,400             909
Wells Fargo & Co.                                      70,600           4,331
WR Berkley Corp.                                        1,300              49
                                                                 ------------
                                                                       74,823
                                                                 ------------

Health Care - 15.3%
Aetna, Inc.                                            20,400           1,579
Allergan, Inc.                                         28,200           2,520
American Pharmaceutical Partners, Inc. (AE)            10,679             485
Amgen, Inc. (AE)                                       65,700           5,240
Biomet, Inc.                                            3,100             118
Boston Scientific Corp. (AE)                           14,700             426
Bristol-Myers Squibb Co.                               24,900             622
Caremark Rx, Inc. (AE)                                 16,200             722
Eli Lilly & Co.                                        54,500           3,069
Forest Laboratories, Inc. (AE)                         12,100             483
Genentech, Inc. (AE)                                   83,540           7,463
Genzyme Corp. (AE)                                     45,300           3,371
Gilead Sciences, Inc. (AE)                             28,940           1,297
Guidant Corp.                                          21,600           1,486
HCA, Inc.                                               6,900             340
Johnson & Johnson                                     131,490           8,410
Medicis Pharmaceutical Corp. Class A                      300              10
Medtronic, Inc.                                        81,700           4,407
OSI Pharmaceuticals, Inc. (AE)                          8,800             363
Patterson Cos., Inc. (AE)                              27,800           1,240
Pfizer, Inc.                                          239,650           6,351
Schering-Plough Corp.                                  11,300             235
Sepracor, Inc. (AE)                                    16,400             859
Stryker Corp.                                          41,000           2,218
Teva Pharmaceutical Industries, Ltd. - ADR             94,600           2,970
Watson Pharmaceuticals, Inc. (AE)                       2,000              67
WellPoint, Inc. (AE)                                   29,000           2,051
Wyeth                                                  79,900           3,655
Zimmer Holdings, Inc. (AE)                             21,700           1,787
                                                                 ------------
                                                                       63,844
                                                                 ------------

Integrated Oils - 4.9%
BP PLC - ADR                                           37,130           2,446
Chevron Corp.                                          79,160           4,592
ConocoPhillips                                         40,600           2,541
Exxon Mobil Corp.                                     166,086           9,758
Unocal Corp.                                           18,220           1,182
                                                                 ------------
                                                                       20,519
                                                                 ------------

Materials and Processing - 2.7%
Air Products & Chemicals, Inc.                          8,300             496
Alcan, Inc.                                            11,300             382
Alcoa, Inc.                                            24,300             682
Aracruz Celulose SA - ADR                              15,200             566
Archer-Daniels-Midland Co.                              5,100             117
Dow Chemical Co. (The)                                 36,200           1,736
Eastman Chemical Co.                                    6,900             382
EI du Pont de Nemours & Co.                            44,000           1,878
Georgia-Pacific Corp.                                   2,500              85
Masco Corp.                                            14,600             495
Monsanto Co.                                           20,260           1,365
Nalco Holding Co. (AE)                                 19,600             420
Olin Corp.                                             23,900             439
Packaging Corp. of America                             20,400             433
PPG Industries, Inc.                                    6,100             397
Praxair, Inc.                                           3,200             158
Temple-Inland, Inc.                                    11,600             461
United States Steel Corp.                              21,500             917
                                                                 ------------
                                                                       11,409
                                                                 ------------

                                                 Tax-Managed Large Cap Fund  121

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Miscellaneous - 4.4%
3M Co.                                                  1,600             120
Fortune Brands, Inc.                                    2,000             189
General Electric Co.                                  327,900          11,313
Honeywell International, Inc.                          20,600             809
Johnson Controls, Inc.                                 10,700             615
Textron, Inc.                                          22,400           1,661
Tyco International, Ltd.                              120,200           3,662
                                                                 ------------
                                                                       18,369
                                                                 ------------

Other Energy - 1.4%
Anadarko Petroleum Corp.                               20,000           1,767
Apache Corp.                                           11,500             787
Devon Energy Corp.                                     11,900             667
Dynegy, Inc. Class A (AE)(N)                            9,700              54
Pride International, Inc. (AE)                            100               3
Superior Well Services, Inc. (AE)(E)                      163               2
Valero Energy Corp.                                     3,300             273
Williams Cos., Inc.                                    55,300           1,175
XTO Energy, Inc.                                       27,400             961
                                                                 ------------
                                                                        5,689
                                                                 ------------

Producer Durables - 5.0%
American Tower Corp. Class A (AE)                      14,800             340
Applied Materials, Inc.                                18,700             345
Boeing Co.                                             18,620           1,229
Caterpillar, Inc.                                      12,200             658
Centex Corp.                                            1,400             104
Danaher Corp.                                          10,920             606
Deere & Co.                                             6,100             449
DR Horton, Inc.                                         2,800             115
Emerson Electric Co.                                   52,000           3,422
Hubbell, Inc. Class B                                   7,100             322
Illinois Tool Works, Inc.                              12,300           1,054
Ingersoll-Rand Co. Class A                             10,200             797
KB HOME                                                 1,800             147
Koninklijke Philips Electronics NV                     72,400           1,963
Lennar Corp. Class A                                    1,400              94
Lexmark International, Inc. Class A (AE)                2,200             138
Lockheed Martin Corp.                                  27,200           1,697
Northrop Grumman Corp.                                 53,600           2,972
Pitney Bowes, Inc.                                     23,100           1,030
Pulte Homes, Inc.                                         200              19
Teradyne, Inc. (AE)                                       200               3
United Technologies Corp.                              61,700           3,128
                                                                 ------------
                                                                       20,632
                                                                 ------------

Technology - 12.2%
Affiliated Computer Services, Inc. Class A (AE)         6,700             338
Altera Corp. (AE)                                      50,100           1,096
Analog Devices, Inc.                                   14,500             568
Apple Computer, Inc. (AE)                              16,100             687
Broadcom Corp. Class A (AE)                            16,250             695
Cisco Systems, Inc. (AE)                              258,000           4,941
Computer Sciences Corp. (AE)                           12,200             558
Corning, Inc. (AE)                                     90,720           1,728
Dell, Inc. (AE)                                       177,900           7,200
EMC Corp. (AE)                                         95,700           1,310
Hewlett-Packard Co.                                    32,200             793
Intel Corp.                                           187,400           5,086
International Business Machines Corp.                  57,500           4,799
Intersil Corp. Class A (N)                              1,700              33
Juniper Networks, Inc. (AE)                            44,950           1,078
Linear Technology Corp.                                53,100           2,063
Marvell Technology Group, Ltd. (AE)                    20,910             914
Microsoft Corp.                                       329,500           8,438
NCR Corp. (AE)                                         22,300             774
Oracle Corp. (AE)                                      68,800             934
Qualcomm, Inc.                                         96,300           3,803
Raytheon Co.                                           11,500             452
Red Hat, Inc. (AE)                                     74,400           1,134
Seagate Technology, Inc. (AE)                          26,700              --
Texas Instruments, Inc.                                28,200             896
Xilinx, Inc.                                           19,800             561
                                                                 ------------
                                                                       50,879
                                                                 ------------

Utilities - 5.2%
Ameren Corp.                                           11,400             634
AT&T Corp.                                             34,500             683
Cinergy Corp.                                          31,000           1,369
Comcast Corp. Class A (AE)                             10,100             310
Comcast Corp. Special Class A (AE)                        800              24
Constellation Energy Group, Inc.                        5,400             325
Dominion Resources, Inc.                                2,300             170
Edison International                                   24,600           1,006
Entergy Corp.                                          17,100           1,333
Exelon Corp.                                           11,700             626
ITC Holdings Corp. (AE)                                 7,080             198
Nextel Communications, Inc. Class A (AE)               11,800             411
Northeast Utilities                                     5,100             110
PanAmSat Holding Corp.                                 34,100             691
PG&E Corp.                                             46,600           1,754
Pinnacle West Capital Corp.                            19,500             893

 122  Tax-Managed Large Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED LARGE CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
PPL Corp.                                              21,800           1,342
Public Service Enterprise Group, Inc.                  14,700             945
SBC Communications, Inc.                              186,200           4,553
Sprint Corp.                                            7,900             212
TXU Corp.                                               2,200             191
Verizon Communications, Inc.                           90,180           3,087
Western Gas Resources, Inc.                            13,000             520
Xcel Energy, Inc. (N)                                  15,100             293
                                                                 ------------
                                                                       21,680
                                                                 ------------

TOTAL COMMON STOCKS
(cost $291,753)                                                       392,690
                                                                 ------------

SHORT-TERM INVESTMENTS - 5.9%
Frank Russell Investment Company
   Money Market Fund                               22,923,000          22,923
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  1,500           1,494
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,417)                                                         24,417
                                                                 ------------

OTHER SECURITIES - 0.6%
Frank Russell Investment Company
   Money Market Fund (X)                              978,770             979
State Street Securities Lending Quality Trust
   (X)                                              1,825,414           1,825
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $2,804)                                                           2,804
                                                                 ------------

TOTAL INVESTMENTS - 100.6%
(identified cost $318,974)                                            419,911

OTHER ASSETS AND LIABILITIES,

NET - (0.6%)                                                           (2,670)
                                                                 ------------

NET ASSETS - 100.0%                                                   417,241
                                                                 ============


                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------


Long Positions
S&P 500 E-Mini Index
   expiration date 09/05 (160)                          9,894              258

S&P 500 Index
   expiration date 09/05 (46)                          14,223              348
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  606
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                 Tax-Managed Large Cap Fund  123

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 91.5%

Auto and Transportation - 4.4%
AAR Corp. (AE)                                         27,300             491
AMR Corp. (AE)                                          9,300             131
ArvinMeritor, Inc.                                      7,500             143
Autoliv, Inc.                                           5,210             232
Aviall, Inc. (AE)                                      19,014             644
CH Robinson Worldwide, Inc.                             5,890             368
CNF, Inc.                                               3,100             160
Cooper Tire & Rubber Co.                               19,825             399
Fleetwood Enterprises, Inc. (AE)                       39,217             445
Forward Air Corp.                                      14,500             505
Genesee & Wyoming, Inc. Class A (AE)                    3,554             108
Gentex Corp.                                           27,944             498
Hayes Lemmerz International, Inc. (AE)                 16,100             126
Keystone Automotive Industries, Inc. (AE)(N)           18,661             492
Modine Manufacturing Co. (AE)                           2,700              97
Overnite Corp.                                          8,216             354
Overseas Shipholding Group, Inc.                        4,800             298
RailAmerica, Inc. (AE)                                  9,000             106
Skywest, Inc.                                           3,600              75
Superior Industries International, Inc.                 4,300             100
Swift Transportation Co., Inc. (AE)                    10,250             225
Wabash National Corp.                                   8,871             191
Wabtec Corp.                                           28,800             704
Winnebago Industries, Inc.                             11,871             458
                                                                 ------------
                                                                        7,350
                                                                 ------------

Consumer Discretionary - 19.4%
Aaron Rents, Inc.                                      11,869             291
Administaff, Inc.                                      23,250             595
Advisory Board Co. (The) (AE)                           5,987             312
Advo, Inc.                                             11,350             399
Aeropostale, Inc. (AE)                                  9,200             275
Alderwoods Group, Inc. (AE)                             4,200              67
America's Car Mart, Inc. (AE)                           2,397              52
AMN Healthcare Services, Inc. (AE)                      7,200             122
AnnTaylor Stores Corp. (AE)                             4,200             108
Applebees International, Inc.                           8,535             226
aQuantive, Inc. (AE)(N)                                33,800             637
Atari, Inc. (AE)                                        4,435              12
Big 5 Sporting Goods Corp. (AE)                        24,250             671
Bright Horizons Family Solutions, Inc. (AE)             7,400             339
Brookstone, Inc. (AE)                                   2,750              54
California Pizza Kitchen, Inc. (AE)                    15,450             473
Carmike Cinemas, Inc.                                   8,550             258
Casella Waste Systems, Inc. Class A (AE)               21,875             296
CDI Corp.                                               5,100             125
Central European Distribution Corp. (AE)                7,875             294
Chemed Corp.                                            4,550             196
Chico's FAS, Inc. (AE)                                  8,340             335
ChoicePoint, Inc. (AE)                                 14,544             634
CNET Networks, Inc. (AE)(N)                            20,310             260
Cogent, Inc. (AE)(N)                                   13,100             394
Copart, Inc. (AE)                                      18,700             457
Corinthian Colleges, Inc. (AE)                         35,350             485
Corrections Corp. of America (AE)                       3,435             129
Cox Radio, Inc. Class A (AE)                           16,110             254
Crown Media Holdings, Inc. Class A (AE)                 6,625              60
DeVry, Inc. (AE)                                       20,250             403
DiamondCluster International, Inc. (AE)                29,950             285
Dick's Sporting Goods, Inc. (AE)                        4,410             175
Dollar Thrifty Automotive Group (AE)                    5,550             174
Dover Motorsports, Inc.                                 2,300              14
Earthlink, Inc. (AE)                                    9,100              87
Education Management Corp. (AE)                        18,917             657
Elizabeth Arden, Inc. (AE)                             13,875             334
Entravision Communications Corp. Class A (AE)          44,508             381
Fisher Scientific International, Inc. (AE)              4,200             282
Fossil, Inc. (AE)                                      38,623             919
Fred's, Inc.                                           24,896             480
FTI Consulting, Inc. (AE)                              32,756             789
Gaylord Entertainment Co. (AE)                          6,720             322
Global Imaging Systems, Inc. (AE)                       9,133             317
Gymboree Corp. (AE)                                    11,775             199
Harman International Industries, Inc.                   3,200             275
Harrah's Entertainment, Inc.                            1,150              91
Hudson Highland Group, Inc. (AE)                        4,100              85
IAC/InterActiveCorp (AE)                                7,900             211
International Speedway Corp. Class A                    1,900             110
Ipass, Inc. (AE)                                       35,482             204
J Jill Group, Inc. (The) (AE)                          28,350             462
Jarden Corp. (AE)                                      14,969             574
Jos A Bank Clothiers, Inc. (AE)                         1,407              64
Kellwood Co.                                            1,500              36
Kelly Services, Inc. Class A                            3,500             106
Krispy Kreme Doughnuts, Inc. (AE)                      17,300             125
Lamar Advertising Co. Class A (AE)                      3,000             132
Landry's Restaurants, Inc.                              6,600             206
Linens 'N Things, Inc. (AE)                            13,690             359
Lodgenet Entertainment Corp. (AE)                       2,500              41

 124  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Majesco Entertainment Co. (AE)                         38,300             130
Matthews International Corp. Class A                    5,400             211
MAXIMUS, Inc.                                           2,102              80
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 8,600             156
Men's Wearhouse, Inc. (AE)                              3,000             108
MGM Mirage (AE)                                         2,000              91
Michaels Stores, Inc.                                   3,900             160
Monster Worldwide, Inc. (AE)                           11,020             335
MPS Group, Inc. (AE)                                   12,500             148
MSC Industrial Direct Co., Inc. Class A                 8,069             312
Navigant Consulting, Inc. (AE)                          4,100              82
O'Charleys, Inc. (AE)                                  20,025             359
Overstock.com, Inc. (AE)                                5,290             229
Oxford Industries, Inc.                                 7,600             357
PEP Boys-Manny Moe & Jack                              19,876             270
Petco Animal Supplies, Inc. (AE)                       23,753             662
PF Chang's China Bistro, Inc. (AE)(N)                   4,270             243
Playboy Enterprises, Inc. Class B (AE)                 29,916             402
Polo Ralph Lauren Corp.                                 5,800             286
Rare Hospitality International, Inc. (AE)              11,138             347
RC2 Corp. (AE)                                          6,642             271
Reader's Digest Association, Inc. (The)                22,198             360
Red Robin Gourmet Burgers, Inc. (AE)                    4,800             288
Regis Corp.                                             6,500             271
Rent-A-Center, Inc. (AE)                                1,277              27
Revlon, Inc. Class A (AE)                              31,424             118
Ruby Tuesday, Inc.                                     18,369             460
Saks, Inc. (AE)                                         5,400             115
School Specialty, Inc. (AE)                             2,100              99
Scientific Games Corp. Class A (AE)                    13,380             366
Service Corp. International                            50,270             436
Sharper Image Corp. (AE)                                8,900             129
Sirva, Inc. (AE)                                       11,100             118
Source Interlink Cos., Inc. (AE)                       46,725             581
SOURCECORP, Inc. (AE)                                   5,600             123
Sports Authority, Inc. (The) (AE)(N)                   15,400             490
StarTek, Inc.                                           7,400             122
Station Casinos, Inc.                                  10,410             765
Strayer Education, Inc.                                 3,787             373
Tetra Tech, Inc. (AE)                                   3,737              56
Toro Co.                                                3,800             153
Tractor Supply Co. (AE)                                17,725             997
United Natural Foods, Inc. (AE)                         5,170             174
United Online, Inc.                                    10,126             117
USANA Health Sciences, Inc. (AE)                        1,176              57
ValueClick, Inc. (AE)                                  36,275             466
Ventiv Health, Inc. (AE)                                4,950             109
Warnaco Group, Inc. (The) (AE)                          5,250             128
Watson Wyatt & Co. Holdings                             4,051             112
WESCO International, Inc. (AE)                          8,100             276
Westwood One, Inc.                                     17,150             349
Williams-Sonoma, Inc. (AE)                              8,510             376
WMS Industries, Inc. (AE)                               7,890             257
XM Satellite Radio Holdings, Inc. Class A (AE)          1,500              53
Yankee Candle Co., Inc.                                 9,500             288
                                                                 ------------
                                                                       32,157
                                                                 ------------

Consumer Staples - 1.9%
7-Eleven, Inc. (AE)                                     3,484             118
Alliance One International, Inc.                       43,032             261
American Italian Pasta Co. Class A                     17,772             374
Coca-Cola Bottling Co. Consolidated                     1,200              63
Cott Corp. (AE)                                        14,425             335
Del Monte Foods Co. (AE)(N)                            37,250             419
Hain Celestial Group, Inc. (AE)                         3,384              67
Lance, Inc.                                            16,149             292
Loews Corp.                                             1,700              66
Longs Drug Stores Corp.                                 2,500             108
Performance Food Group Co. (AE)                         7,464             224
Ralcorp Holdings, Inc.                                    600              26
Rite Aid Corp. (AE)                                    28,200             127
Ruddick Corp.                                           4,200             116
SunOpta, Inc. (AE)                                     59,445             357
Tootsie Roll Industries, Inc.                           2,472              77
Tyson Foods, Inc. Class A                               3,723              69
Weis Markets, Inc.                                      2,100              86
                                                                 ------------
                                                                        3,185
                                                                 ------------

Financial Services - 17.0%
Advanta Corp. Class A                                     650              18
Advanta Corp. Class B                                  11,900             356
Affiliated Managers Group, Inc. (AE)                   10,732             765
Alexandria Real Estate Equities, Inc. (o)               2,500             201
Alfa Corp.                                              6,100             100
Allmerica Financial Corp. (AE)                          8,086             315
American Financial Realty Trust (o)                    19,077             275
Ameritrade Holding Corp. (AE)                          13,900             271
AmerUs Group Co.                                        5,475             282
Argonaut Group, Inc. (AE)                              17,700             425
Bank of the Ozarks, Inc.                                7,400             248
BioMed Realty Trust, Inc. (o)                          12,825             326
BISYS Group, Inc. (The) (AE)                           27,700             436
Blackrock, Inc. Class A                                 1,400             119

                                           Tax-Managed Mid & Small Cap Fund  125

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Capital Automotive REIT (o)                             3,500             137
Capital Trust, Inc. Class A (o)                         2,485              83
CarrAmerica Realty Corp. (o)                            4,300             167
CB Richard Ellis Group, Inc. Class A (AE)               4,810             221
Cedar Shopping Centers, Inc. (o)                       23,050             355
Chemical Financial Corp.                                3,010             101
CIT Group, Inc.                                         6,400             283
Citizens Banking Corp.                                  8,150             258
Commercial Capital Bancorp, Inc.                       16,375             325
Community Banks, Inc.                                     200               6
Crescent Real Estate Equities Co. (o)                   5,923             116
Cullen/Frost Bankers, Inc.                              5,775             289
Delphi Financial Group Class A                          4,300             209
Digital Insight Corp. (AE)                             30,507             747
Doral Financial Corp.                                   7,450             115
East-West Bancorp, Inc.                                 5,030             174
Factset Research Systems, Inc.                         10,878             399
Fair Isaac Corp.                                       20,229             761
Federal Realty Investors Trust (o)                      3,200             209
FelCor Lodging Trust, Inc. (AE)(o)                      6,585             102
Fidelity National Financial, Inc.                       7,154             282
First Commonwealth Financial Corp.                      8,000             112
First Financial Corp.                                   4,000             124
First Industrial Realty Trust, Inc. (N)(o)             10,200             421
First Midwest Bancorp, Inc.                             6,628             247
First Potomac Realty Trust (o)                         10,475             276
GATX Corp.                                             22,800             862
General Growth Properties, Inc. (o)                    10,200             469
Glacier Bancorp, Inc.                                   5,468             156
Global Payments, Inc.                                   3,320             220
Gold Banc Corp., Inc.                                  16,150             245
Gramercy Capital Corp.                                 12,400             328
Greenhill & Co., Inc.                                   7,290             280
HCC Insurance Holdings, Inc.                           10,215             283
Healthcare Realty Trust, Inc. (o)                       4,100             168
Hibernia Corp. Class A                                  6,500             220
Home Properties, Inc. (o)                               3,200             146
Host Marriott Corp. (o)                                 6,300             117
IndyMac Bancorp, Inc.                                   2,200              96
Innkeepers USA Trust (o)                               13,125             202
Integra Bank Corp.                                      4,300             100
Investment Technology Group, Inc. (AE)                  8,161             209
Investors Financial Services Corp.                      8,519             293
Investors Real Estate Trust (o)                         8,500              86
Jack Henry & Associates, Inc.                          24,288             468
Jefferies Group, Inc. (AE)                             17,994             744
Kilroy Realty Corp. (o)                                 5,850             305
KKR Financial Corp. (o)                                 7,765             190
Kronos, Inc. (AE)                                      22,022           1,035
LandAmerica Financial Group, Inc.                       1,592             100
Legg Mason, Inc.                                        2,900             296
Leucadia National Corp.                                 4,635             183
Mercury General Corp.                                   2,200             127
Mid-America Apartment Communities, Inc. (o)             3,300             159
Mills Corp. (The) (o)                                   2,514             164
Montpelier Re Holdings, Ltd. (N)                       10,475             376
National Penn Bancshares, Inc.                          4,400             120
Nationwide Health Properties, Inc. (o)                  5,300             133
NCO Group, Inc. (AE)                                    3,500              71
Nuveen Investments, Inc. Class A                        1,400              53
Old Republic International Corp.                       10,350             272
Omega Financial Corp.                                   6,000             192
Oriental Financial Group, Inc.                          1,400              22
Pacific Capital Bancorp (AE)                            8,000             274
Phoenix Cos., Inc. (The)                                6,100              77
PMI Group, Inc. (The)                                   3,500             143
Popular, Inc.                                          13,900             359
Post Properties, Inc. (o)                               8,105             323
Provident Bankshares Corp.                              3,256             111
Radian Group, Inc.                                      2,332             120
Raymond James Financial, Inc.                           4,992             149
Reckson Associates Realty Corp. (o)                     8,900             313
Reinsurance Group of America, Inc.                      2,500             105
RLI Corp.                                               6,575             313
Rockville Financial, Inc. (AE)                            100               2
Scottish Re Group, Ltd.                                 9,500             228
SEI Investments Co.                                     5,660             219
Selective Insurance Group, Inc.                         2,700             134
Shurgard Storage Centers, Inc. Class A (o)              3,400             159
Signature Bank (AE)                                    11,950             359
Sky Financial Group, Inc.                              10,000             285
South Financial Group, Inc. (The)                       8,425             244
Sovereign Bancorp, Inc.                                11,394             273
State Auto Financial Corp.                                800              25
Sterling Financial Corp.                               11,697             457
SVB Financial Group (AE)                                6,070             312
TD Banknorth, Inc.                                      4,931             147
Town & Country Trust (The) (o)                          3,300              96
UnionBanCal Corp.                                       3,300             235
United Bankshares, Inc.                                 8,100             306
Valley National Bancorp                                 8,400             198
Vornado Realty Trust (o)                                5,300             470
W Holding Co., Inc.                                    33,255             356
Waddell & Reed Financial, Inc. Class A                 24,441             475

 126  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Washington Real Estate Investment Trust (o)             6,500             209
Wintrust Financial Corp.                                9,811             526
WR Berkley Corp.                                        1,813              68
                                                                 ------------
                                                                       28,216
                                                                 ------------
Health Care - 11.6%
Advanced Medical Optics, Inc. (AE)                      1,167              49
Advanced Neuromodulation Systems, Inc. (AE)            10,010             501
Align Technology, Inc. (AE)                            20,600             134
Amedisys, Inc. (AE)                                     3,500             137
Amsurg Corp. (AE)                                      22,608             633
Apria Healthcare Group, Inc. (AE)                      15,574             525
Arrow International, Inc.                               1,700              53
Bausch & Lomb, Inc.                                     3,190             270
Celgene Corp. (AE)                                      8,400             402
Charles River Laboratories International, Inc.
   (AE)                                                 1,008              49
Community Health Systems, Inc. (AE)                     8,500             328
Connetics Corp. (AE)                                   15,069             282
Cooper Cos., Inc.                                       8,819             606
Coventry Health Care, Inc. (AE)                         5,700             403
CV Therapeutics, Inc. (AE)                              1,814              51
Cytyc Corp. (AE)                                       11,911             297
Datascope Corp.                                         3,400             115
DaVita, Inc. (AE)                                      10,160             480
Durect Corp. (AE)                                      69,949             420
Edwards Lifesciences Corp. (AE)                         6,105             280
Endo Pharmaceuticals Holdings, Inc. (AE)               20,339             579
Enzon Pharmaceuticals, Inc. (AE)                       15,400             121
Eyetech Pharmaceuticals, Inc. (AE)                     10,300             117
Genentech, Inc. (AE)                                    5,100             456
Gentiva Health Services, Inc. (AE)                     30,900             596
Henry Schein, Inc. (AE)                                25,548           1,103
Hooper Holmes, Inc.                                    29,200             123
Idexx Laboratories, Inc. (AE)                           3,692             234
ImClone Systems, Inc. (AE)                                900              31
INAMED Corp. (AE)                                       7,450             540
Invitrogen Corp. (AE)                                   9,823             843
IVAX Corp. (AE)                                         5,500             140
Kos Pharmaceuticals, Inc. (AE)                          2,570             184
KV Pharmaceutical Co. Class A (AE)                     28,082             447
LabOne, Inc. (AE)                                       7,250             273
LifePoint Hospitals, Inc. (AE)                         11,100             519
Ligand Pharmaceuticals, Inc. Class B (AE)              13,900             108
Lincare Holdings, Inc. (AE)                             1,600              65
MGI Pharma, Inc. (AE)                                  12,320             336
Millennium Pharmaceuticals, Inc. (AE)                   9,600              99
Nabi Biopharmaceuticals (AE)                           22,985             345
Omnicare, Inc.                                          3,000             138
Omnicell, Inc. (AE)                                     4,970              42
PacifiCare Health Systems, Inc. (AE)                    8,860             675
Par Pharmaceutical Cos., Inc. (AE)(N)                   9,986             234
Pediatrix Medical Group, Inc. (AE)                      3,900             306
PolyMedica Corp.                                       12,268             431
PSS World Medical, Inc. (AE)                           70,298           1,028
Quality Systems, Inc.                                   6,000             348
Rotech Healthcare, Inc. (AE)                           13,700             319
Stericycle, Inc. (AE)                                  12,988             755
Sunrise Senior Living, Inc. (AE)(N)                     7,004             371
Techne Corp. (AE)                                       2,200             108
United Therapeutics Corp. (AE)(N)                       5,270             281
US Physical Therapy, Inc. (AE)                         16,944             309
Varian Medical Systems, Inc. (AE)                       3,900             153
WebMD Corp. (AE)                                       10,200             108
WellCare Health Plans, Inc. (AE)                        3,700             142
Zoll Medical Corp. (AE)                                 4,600             125
Zymogenetics, Inc. (AE)                                 2,252              40
                                                                 ------------
                                                                       19,187
                                                                 ------------

Integrated Oils - 0.2%
Murphy Oil Corp.                                        4,600             244
                                                                 ------------

Materials and Processing - 6.2%
Agrium, Inc.                                           22,940             525
Airgas, Inc.                                           16,800             496
Albany International Corp. Class A                      6,600             231
Allegheny Technologies, Inc.                           15,390             447
Apogee Enterprises, Inc.                               21,650             342
Arch Chemicals, Inc.                                    3,600              93
Armor Holdings, Inc. (AE)                               6,200             253
Ashland, Inc.                                           3,650             224
Buckeye Technologies, Inc. (AE)                        12,300             119
Chemtura Corp.                                         39,700             625
Crown Holdings, Inc. (AE)                              17,900             283
Cytec Industries, Inc.                                  5,800             263
Dycom Industries, Inc. (AE)                             2,500              61
EMCOR Group, Inc. (AE)                                  5,975             308
Ferro Corp.                                            11,075             249
FMC Corp. (AE)                                          3,400             206
GrafTech International, Ltd. (AE)                      19,200             100
Graphic Packaging Corp. (AE)                           32,500             125
Griffon Corp. (AE)                                     10,250             265
Jacobs Engineering Group, Inc. (AE)                    14,537             856

                                           Tax-Managed Mid & Small Cap Fund  127

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Jacuzzi Brands, Inc. (AE)                              11,425             124
Lennox International, Inc.                              3,600              88
NCI Building Systems, Inc. (AE)                         6,750             261
Novelis, Inc.                                           7,325             203
Olin Corp.                                             13,825             254
PAN American Silver Corp. (AE)                          7,970             126
Precision Castparts Corp.                               2,500             225
Quanta Services, Inc. (AE)                             26,900             283
Rogers Corp. (AE)                                      10,400             424
Royal Gold, Inc.                                        2,800              54
RPM International, Inc.                                 8,201             154
Sonoco Products Co.                                     5,300             147
Southern Peru Copper Corp.                              4,000             205
Spartech Corp.                                          6,900             129
Standard Register Co. (The)                            20,000             305
Universal Forest Products, Inc.                         3,500             175
URS Corp. (AE)                                            500              19
USG Corp. (AE)                                          5,492             268
Washington Group International, Inc. (AE)               1,346              73
Wausau Paper Corp. (AE)                                 9,800             123
WCI Communities, Inc. (AE)                             12,639             429
Worthington Industries, Inc.                            8,800             155
                                                                 ------------
                                                                       10,295
                                                                 ------------

Miscellaneous - 0.4%
Carlisle Cos., Inc.                                     1,591             105
Lancaster Colony Corp.                                  4,400             195
Walter Industries, Inc.                                 7,353             327
                                                                 ------------
                                                                          627
                                                                 ------------

Other Energy - 6.9%
Arch Coal, Inc.                                         3,900             222
Cal Dive International, Inc. (AE)                      15,840             938
CARBO Ceramics, Inc.                                    1,700             148
Consol Energy, Inc.                                     6,210             418
Cooper Cameron Corp. (AE)                              11,571             821
Encore Acquisition Co. (AE)                            14,362             453
Forest Oil Corp. (AE)                                  20,279             908
Foundation Coal Holdings, Inc.                         12,300             409
Global Industries, Ltd. (AE)                           36,416             357
Global Power Equipment Group, Inc. (AE)                42,675             404
Grant Prideco, Inc. (AE)                               17,426             559
Grey Wolf, Inc. (AE)                                   13,100             101
Hanover Compressor Co. (AE)                            33,400             486
Helmerich & Payne, Inc.                                 8,450             483
Houston Exploration Co. (AE)                            4,700             272
James River Coal Co. (AE)                               9,150             431
Key Energy Services, Inc. (AE)                          3,500              46
National-Oilwell Varco, Inc. (AE)                       3,428             179
Oil States International, Inc. (AE)                     4,100             121
Patterson-UTI Energy, Inc.                              5,300             174
Peabody Energy Corp.                                    6,800             447
Pioneer Drilling Co. (AE)                              21,370             322
Plains Exploration & Production Co. (AE)                8,967             346
Range Resources Corp.                                  11,690             357
Remington Oil & Gas Corp. (AE)                         15,600             615
SEACOR Holdings, Inc. (AE)                              4,550             301
Tesoro Corp.                                            9,100             439
W-H Energy Services, Inc. (AE)                         12,850             404
XTO Energy, Inc.                                        8,533             299
                                                                 ------------
                                                                       11,460
                                                                 ------------

Producer Durables - 8.2%
American Tower Corp. Class A (AE)                       3,600              83
Ametek, Inc.                                            8,100             334
Andrew Corp. (AE)                                      26,424             290
Applied Industrial Technologies, Inc.                   5,707             204
Applied Signal Technology, Inc.                        14,618             316
BE Aerospace, Inc. (AE)                                50,949             893
Belden CDT, Inc.                                        9,250             205
C&D Technologies, Inc.                                 33,050             333
Champion Enterprises, Inc. (AE)                        46,900             566
Cognex Corp.                                           11,000             367
CompX International, Inc.                               6,900             126
Crane Co.                                              14,750             460
Crown Castle International Corp. (AE)                  19,400             422
Cymer, Inc. (AE)                                       11,220             389
Dionex Corp. (AE)                                       4,800             222
Donaldson Co., Inc.                                     6,600             215
Duratek, Inc. (AE)                                     11,750             293
Engineered Support Systems, Inc.                       14,700             544
Entegris, Inc. (AE)                                     5,800              68
Esterline Technologies Corp. (AE)                      14,700             628
General Cable Corp. (AE)                               13,000             216
IDEX Corp.                                             11,600             507
Joy Global, Inc.                                       10,750             442
Kadant, Inc. (AE)                                      11,000             251
Lam Research Corp. (AE)                                17,440             496
Lennar Corp. Class A                                    6,700             451
Lincoln Electric Holdings, Inc.                         6,400             234
Littelfuse, Inc. (AE)                                  23,000             665
Mattson Technology, Inc. (AE)                          38,150             324
MDC Holdings, Inc.                                      4,047             346

 128  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Orbital Sciences Corp. (AE)                            11,051             127
Park-Ohio Holdings Corp. (AE)                          14,586             296
Pentair, Inc.                                           8,100             325
Photon Dynamics, Inc. (AE)                             26,798             507
Power-One, Inc. (AE)                                   22,100             109
Powerwave Technologies, Inc. (AE)                      36,250             416
Proliance International, Inc. (AE)                        636               4
Technical Olympic USA, Inc. (AE)                       12,036             340
Terex Corp. (AE)                                        6,700             324
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 8,389             348
                                                                 ------------
                                                                       13,686
                                                                 ------------

Technology - 11.4%
3Com Corp. (AE)                                        17,200              63
Actel Corp. (AE)                                        8,300             128
ADC Telecommunications, Inc. (AE)                       8,450             221
Agere Systems, Inc. (AE)                                7,616              85
Agile Software Corp. (AE)                              55,918             363
Altiris, Inc. (AE)                                     25,919             392
AMIS Holdings, Inc. (AE)                               22,725             290
Anixter International, Inc. (AE)                       14,625             608
Ansys, Inc. (AE)                                        8,300             302
Aspect Communications Corp. (AE)                       36,700             419
Avid Technology, Inc. (AE)                              8,200             337
Avnet, Inc. (AE)                                        4,100             107
Avocent Corp. (AE)                                     25,099             875
BEA Systems, Inc. (AE)                                 11,300             102
Benchmark Electronics, Inc. (AE)                       16,145             517
Black Box Corp.                                         3,431             150
Broadwing Corp. (AE)                                   23,600             118
Cognizant Technology Solutions Corp. Class A
   (AE)                                                 3,000             147
Comverse Technology, Inc. (AE)                         14,380             364
CSG Systems International, Inc. (AE)                    3,803              71
Cypress Semiconductor Corp. (AE)                        4,700              67
Ditech Communications Corp. (AE)                       17,100             138
Emulex Corp. (AE)                                       3,448              65
Excel Technology, Inc. (AE)                             4,000             100
F5 Networks, Inc. (AE)                                  6,460             272
Filenet Corp. (AE)                                     30,083             850
Formfactor, Inc. (AE)                                   2,374              62
Harris Corp.                                            3,600             133
Hyperion Solutions Corp. (AE)                          10,652             501
Informatica Corp. (AE)                                 48,466             512
Integrated Device Technology, Inc. (AE)                56,300             651
Internet Security Systems, Inc. (AE)                   14,830             338
Intersil Corp. Class A                                 19,456             377
InterVoice, Inc. (AE)                                  32,800             287
IXYS Corp. (AE)                                        30,900             362
Juniper Networks, Inc. (AE)                            15,300             367
Keane, Inc. (AE)                                       16,275             204
Kemet Corp. (AE)                                       17,800             149
Komag, Inc. (AE)                                        7,775             276
Lattice Semiconductor Corp. (AE)                       19,700             101
Leadis Technology, Inc. (AE)                           11,800              75
Lions Gate Entertainment Corp. (AE)                    26,240             269
Macrovision Corp. (AE)                                 14,047             307
Mantech International Corp. Class A (AE)               21,952             692
McAfee, Inc. (AE)                                       3,400             107
Microchip Technology, Inc.                             13,250             412
NetIQ Corp. (AE)                                       34,350             393
ON Semiconductor Corp. (AE)                             9,500              55
Openwave Systems, Inc. (AE)                            17,990             334
Progress Software Corp. (AE)                            9,875             307
Redback Networks, Inc. (AE)                            32,402             269
SanDisk Corp. (AE)                                      4,360             147
Semtech Corp. (AE)                                     17,030             313
Serena Software, Inc. (AE)                             22,508             462
SiRF Technology Holdings, Inc. (AE)                    10,240             224
SRA International, Inc. Class A (AE)                    4,400             164
Sybase, Inc. (AE)                                      17,472             372
Sycamore Networks, Inc. (AE)                           15,200              54
Syntel, Inc.                                            5,141              99
Trident Microsystems, Inc. (AE)                        11,850             387
Trimble Navigation, Ltd. (AE)                           6,900             269
UNOVA, Inc. (AE)                                       18,127             499
UTStarcom, Inc. (AE)                                   15,000             132
Varian, Inc. (AE)                                       7,898             296
Vignette Corp. (AE)                                     8,678             137
Western Digital Corp. (AE)                              6,300              94
Witness Systems, Inc. (AE)                             13,970             273
Zebra Technologies Corp. Class A (AE)                   9,818             383
                                                                 ------------
                                                                       18,996
                                                                 ------------

Utilities - 3.9%
Alaska Communications Systems Group, Inc.              27,300             269
Cablevision Systems Corp. Class A (AE)                  4,300             133
Cascade Natural Gas Corp.                               5,400             118
Central Vermont Public Service Corp.                    6,600             123
CMS Energy Corp. (AE)                                  25,625             406
Discovery Holding Co. Class A (AE)                      3,900              56
El Paso Electric Co. (AE)                               6,600             143
Empire District Electric Co. (The)                      3,500              85

                                           Tax-Managed Mid & Small Cap Fund  129

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Great Plains Energy, Inc.                               5,200             169
Laclede Group, Inc. (The)                               9,300             304
Liberty Global, Inc. Class A (AE)                       1,530              73
Middlesex Water Co.                                     3,200              72
New Jersey Resources Corp.                              4,300             203
Northwest Natural Gas Co.                               6,950             268
NorthWestern Corp.                                      8,825             279
NSTAR                                                   6,076             184
NTL, Inc. (AE)                                            800              53
Oneok, Inc.                                             9,400             328
Otter Tail Corp.                                        4,600             133
PNM Resources, Inc.                                     6,175             181
Premiere Global Services, Inc. (AE)                     5,268              54
Questar Corp.                                           3,710             260
SCANA Corp.                                             8,400             353
Sierra Pacific Resources (AE)                          32,500             422
Southwest Gas Corp.                                     7,455             200
Southwestern Energy Co. (AE)                            9,700             535
Telephone & Data Systems, Inc.                          1,200              48
Telephone & Data Systems, Inc. Special Shares           1,200              46
Western Gas Resources, Inc.                            11,317             453
Western Wireless Corp. Class A (AE)                     1,400              62
Wisconsin Energy Corp.                                  9,500             381
                                                                 ------------
                                                                        6,394
                                                                 ------------

TOTAL COMMON STOCKS
(cost $117,894)                                                       151,797
                                                                 ------------

SHORT-TERM INVESTMENTS - 8.4%
Frank Russell Investment Company Money Market
   Fund                                            13,171,000          13,171
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                    800             797
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,968)                                                         13,968
                                                                 ------------

OTHER SECURITIES - 23.8%
Frank Russell Investment Company Money Market
   Fund (X)                                        13,766,092          13,766
State Street Securities Lending Quality Trust
   (X)                                             25,673,863          25,674
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $39,440)                                                         39,440
                                                                 ------------

TOTAL INVESTMENTS - 123.7%
(identified cost $171,302)                                            205,205

OTHER ASSETS AND LIABILITIES,
NET - (23.7%)                                                         (39,253)
                                                                 ------------

NET ASSETS - 100.0%                                                   165,952
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 130  Tax-Managed Mid & Small Cap Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED MID & SMALL CAP FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 09/05 (18)                           6,139              447

Russell 2000 Mini Index
   expiration date 09/05 (41)                           2,797              246

S&P 500 E-Mini Index
   expiration date 09/05 (35)                           2,164               60

S&P 500 Index
   expiration date 09/05 (9)                            2,783               36
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  789
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                           Tax-Managed Mid & Small Cap Fund  131

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 93.9%

Auto and Transportation - 1.3%
Burlington Northern Santa Fe Corp.                      8,800             477
Expeditors International Washington, Inc.              13,500             743
Hayes Lemmerz International, Inc. (AE)                 10,200              80
Mesa Air Group, Inc. (AE)                              11,700              99
Pacer International, Inc. (AE)                          3,900              99
United Parcel Service, Inc. Class B                    11,000             803
                                                                 ------------
                                                                        2,301
                                                                 ------------

Consumer Discretionary - 18.6%
Abercrombie & Fitch Co. Class A                         2,700             195
Activision, Inc. (AE)                                   6,800             138
Advance Auto Parts, Inc. (AE)                           3,700             255
AMN Healthcare Services, Inc. (AE)                     15,800             267
aQuantive, Inc. (AE)(N)                                20,000             377
Bed Bath & Beyond, Inc. (AE)                           17,500             803
Best Buy Co., Inc.                                     18,160           1,391
BJ's Restaurants, Inc. (AE)                               769              19
Buca, Inc. (AE)                                        19,900             121
Carnival Corp.                                          6,300             330
Casual Male Retail Group, Inc. (AE)                    20,200             144
Charlotte Russe Holding, Inc. (AE)                     10,300             151
Chemed Corp.                                            2,700             116
Coach, Inc. (AE)                                       22,610             794
Cross Country Healthcare, Inc. (AE)                    10,000             197
Crown Media Holdings, Inc. Class A (AE)                12,100             110
DeVry, Inc. (AE)                                        5,100             101
DiamondCluster International, Inc. (AE)                10,800             103
eBay, Inc. (AE)                                        27,000           1,128
Electronic Arts, Inc. (AE)                             22,360           1,288
Emerson Radio (AE)                                     23,200              79
EZCORP, Inc. Class A (AE)                               5,900             100
Gander Mountain Co. (AE)(N)                             4,800              55
Gillette Co. (The)                                     17,000             912
Google, Inc. Class A (AE)                               9,862           2,838
Hilton Hotels Corp.                                    14,900             369
International Game Technology                          30,000             821
JAMDAT Mobile, Inc. (AE)(N)                             3,100              89
JC Penney Co., Inc. Holding Co.                        12,900             724
Kohl's Corp. (AE)                                      13,000             733
Life Time Fitness, Inc. (AE)                            3,900             131
Lifeline Systems, Inc. (AE)                             5,200             178
Linens 'N Things, Inc. (AE)                            12,400             326
Lowe's Cos., Inc.                                      13,000             861
Marriott International, Inc. Class A                   10,794             739
Marvel Enterprises, Inc. (AE)(N)                       20,300             394
MGM Mirage (AE)                                        35,220           1,601
Multimedia Games, Inc. (AE)                            11,100             116
Nautilus Group, Inc. (N)                                7,500             209
Nike, Inc. Class B                                      7,890             661
Nordstrom, Inc.                                        22,160             820
Office Depot, Inc. (AE)                                27,400             778
PeopleSupport, Inc. (AE)                                8,200              79
PETsMART, Inc.                                         10,800             321
RC2 Corp. (AE)                                          3,900             159
Regal Entertainment Group Class A                      16,900             326
Royal Caribbean Cruises, Ltd.                           6,700             305
Scientific Games Corp. Class A (AE)                     7,000             192
Sears Holdings Corp. (AE)                               4,200             648
Sports Authority, Inc. (The) (AE)(N)                    7,300             232
Sportsman's Guide, Inc. (The) (AE)                      4,700             103
Staples, Inc.                                          45,000           1,025
Starbucks Corp. (AE)                                   13,268             697
Starwood Hotels & Resorts Worldwide, Inc. (o)          18,700           1,184
Steven Madden, Ltd. (AE)                                5,100             114
ValueVision Media, Inc. Class A (AE)                    9,700             115
Ventiv Health, Inc. (AE)                                8,700             191
VeriSign, Inc. (AE)                                    19,400             510
Wal-Mart Stores, Inc.                                  15,000             740
Weight Watchers International, Inc. (AE)               14,500             824
XM Satellite Radio Holdings, Inc. Class A (AE)         43,300           1,543
Yahoo!, Inc. (AE)                                      49,179           1,640
                                                                 ------------
                                                                       32,510
                                                                 ------------

Consumer Staples - 8.2%
Coca-Cola Co. (The)                                     8,100             355
Colgate-Palmolive Co.                                  13,300             704
CVS Corp.                                              60,195           1,868
Hansen Natural Corp. (AE)                               2,600             240
PepsiCo, Inc.                                          63,805           3,479
Procter & Gamble Co.                                   81,782           4,550
Sysco Corp.                                            38,530           1,389
Walgreen Co.                                           35,400           1,694
                                                                 ------------
                                                                       14,279
                                                                 ------------

Financial Services - 7.6%
Advent Software, Inc. (AE)                             11,200             269
American Express Co.                                   34,884           1,919
American International Group, Inc.                     26,360           1,587
Automatic Data Processing, Inc.                        13,400             595
Capital One Financial Corp.                            22,700           1,873

 132  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.              5,000           1,505
Commerce Bancorp, Inc.                                 15,700             533
Cybersource Corp. (AE)                                 15,296             107
First Data Corp.                                       28,000           1,152
La Quinta Corp. (AE)(o)                                10,600              95
Lakeland Bancorp, Inc.                                  3,655              57
MCF Corp. (AE)                                         19,600              22
McGrath Rentcorp                                        5,100             133
Moody's Corp.                                          15,000             710
Morgan Stanley                                         15,500             822
Paychex, Inc.                                          28,000             977
Pico Holdings, Inc. (AE)                                3,800             114
Prudential Financial, Inc.                              6,980             467
Rewards Network, Inc. (AE)                             12,000              63
Santander BanCorp                                       4,390             123
Universal American Financial Corp. (AE)                 5,400             133
                                                                 ------------
                                                                       13,256
                                                                 ------------

Health Care - 19.1%
Aetna, Inc.                                            11,465             887
Albany Molecular Research, Inc. (AE)                    7,900             123
Alkermes, Inc. (AE)(N)                                  8,900             138
Allergan, Inc.                                         12,000           1,072
Allscripts Healthcare Solutions, Inc. (AE)(N)           8,900             151
Amgen, Inc. (AE)                                       39,330           3,137
Anadys Pharmaceuticals, Inc. (AE)                       6,400              78
Arthrocare Corp. (AE)                                   3,423             125
Bruker BioSciences Corp. (AE)                          20,400              85
Caremark Rx, Inc. (AE)                                 51,335           2,289
Cellegy Pharmaceuticals, Inc. (AE)(N)                  14,300              20
Charles River Laboratories International, Inc.
   (AE)                                                 6,100             297
Cutera, Inc. (AE)                                       6,300             135
DaVita, Inc. (AE)                                      10,100             477
Dendreon Corp. (AE)(N)                                 11,900              70
Digene Corp. (AE)                                       4,600             134
Foxhollow Technologies, Inc. (AE)(N)                    3,100             159
Genentech, Inc. (AE)                                   38,415           3,432
Gentiva Health Services, Inc. (AE)                      9,200             177
Gilead Sciences, Inc. (AE)                             26,085           1,169
GTx, Inc. (AE)(N)                                       9,100             106
HealthTronics, Inc. (AE)                               13,000             167
Hologic, Inc. (AE)                                      3,300             150
Human Genome Sciences, Inc. (AE)                       23,300             341
Idenix Pharmaceuticals, Inc. (AE)(N)                    1,587              40
IRIS International, Inc. (AE)                           6,100              98
Johnson & Johnson                                      82,150           5,254
Kinetic Concepts, Inc. (AE)                             9,400             564
LCA-Vision, Inc.                                        4,001             183
Lifecore Biomedical, Inc. (AE)                          6,700              90
MedImmune, Inc. (AE)                                    5,600             159
Medtronic, Inc.                                        14,100             761
Meridian Bioscience, Inc.                               4,200             105
Nabi Biopharmaceuticals (AE)                           13,842             208
Natus Medical, Inc. (AE)                               10,800             119
Neose Technologies, Inc. (AE)                          16,300              52
Novartis AG - ADR                                       6,400             312
Novavax, Inc. (AE)                                     18,400              18
Omnicare, Inc.                                          6,700             309
Omnicell, Inc. (AE)(N)                                 14,800             125
OraSure Technologies, Inc. (AE)                        10,500             113
Palomar Medical Technologies, Inc. (AE)                 4,500             132
Pfizer, Inc.                                           20,800             551
Rita Medical Systems, Inc. (AE)                        19,500              79
Schering-Plough Corp.                                  35,000             729
St. Jude Medical, Inc. (AE)                            26,250           1,245
Stryker Corp.                                           9,100             492
Symmetry Medical, Inc. (AE)                             1,900              47
Theravance, Inc. (AE)                                   2,683              56
UnitedHealth Group, Inc.                               27,200           1,423
Valeant Pharmaceuticals International                  13,400             264
VistaCare, Inc. Class A (AE)                            6,300             132
WellPoint, Inc. (AE)                                   35,680           2,524
Wright Medical Group, Inc. (AE)                         4,893             127
Wyeth                                                  13,400             613
Zimmer Holdings, Inc. (AE)                             18,100           1,491
                                                                 ------------
                                                                       33,334
                                                                 ------------

Materials and Processing - 2.6%
Cemex SA de CV - ADR                                   10,550             497
Ceradyne, Inc. (AE)                                    12,600             402
DHB Industries, Inc. (AE)                               9,300              71
Dow Chemical Co. (The)                                 10,600             508
Freightcar America, Inc. (AE)                           2,100              66
Housevalues, Inc. (AE)(N)                               6,100             108
Illumina, Inc. (AE)                                     6,300              71
Insituform Technologies, Inc. Class A (AE)             10,200             196
Ladish Co., Inc. (AE)                                   5,000              78
Layne Christensen Co. (AE)                              4,600             107
Lifecell Corp. (AE)                                     8,800             195
Monsanto Co.                                           13,940             939

                                                         Select Growth Fund  133

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Praxair, Inc.                                          18,000             889
Quanta Services, Inc. (AE)                             14,700             155
Symyx Technologies, Inc. (AE)                           6,900             207
Unifi, Inc. (AE)                                       21,400              93
                                                                 ------------
                                                                        4,582
                                                                 ------------

Miscellaneous - 5.6%
Fortune Brands, Inc.                                    8,090             765
General Electric Co.                                  208,978           7,210
Honeywell International, Inc.                          17,900             703
ITT Industries, Inc.                                    4,800             511
Johnson Controls, Inc.                                  6,400             367
Trinity Industries, Inc.                                5,700             211
                                                                 ------------
                                                                        9,767
                                                                 ------------

Other Energy - 1.7%
Baker Hughes, Inc.                                      5,800             328
ENSCO International, Inc.                               4,900             198
EOG Resources, Inc.                                    12,200             746
Grant Prideco, Inc. (AE)                                9,700             311
McMoRan Exploration Co. (AE)                            4,500              80
National-Oilwell Varco, Inc. (AE)                       2,300             120
Newfield Exploration Co. (AE)                          12,400             527
Superior Energy Services, Inc. (AE)                       480              10
Todco Class A (AE)                                      5,600             172
Valero Energy Corp.                                     4,510             373
Westmoreland Coal Co. (AE)                              4,200             117
                                                                 ------------
                                                                        2,982
                                                                 ------------

Producer Durables - 4.2%
American Tower Corp. Class A (AE)                       3,100              71
Applied Materials, Inc.                                90,437           1,670
ARGON ST, Inc. (AE)                                     3,351             117
Boeing Co.                                             27,810           1,836
Caterpillar, Inc.                                      34,080           1,837
Deere & Co.                                             8,000             588
Distributed Energy Systems Corp. (AE)                  14,500             100
General Cable Corp. (AE)                                8,000             133
Herman Miller, Inc.                                    14,000             447
Mykrolis Corp. (AE)                                     7,800             127
Radyne Comstream Corp. (AE)                            11,300             112
Southern Energy Homes, Inc. (AE)                       17,200              98
Stamps.com, Inc. (AE)                                   4,700              84
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 4,300             179
                                                                 ------------
                                                                        7,399
                                                                 ------------

Technology - 23.2%
ACT Teleconferencing, Inc. (AE)                        32,900              21
Actuate Corp. (AE)                                     16,200              35
ADC Telecommunications, Inc. (AE)                      10,285             269
ADTRAN, Inc.                                            8,400             225
Agile Software Corp. (AE)                              36,500             237
Altera Corp. (AE)                                      30,500             667
Alvarion, Ltd. (AE)(N)                                 28,700             273
Apple Computer, Inc. (AE)                              15,924             679
Arrow Electronics, Inc. (AE)                           11,300             339
Autodesk, Inc.                                          3,900             133
Blue Coat Systems, Inc. (AE)                            5,000             165
Bottomline Technologies, Inc. (AE)                      5,700              90
Broadcom Corp. Class A (AE)                            43,330           1,853
Captaris, Inc. (AE)                                    15,100              55
Centillium Communications, Inc. (AE)                   26,526              70
Comverse Technology, Inc. (AE)                          4,800             121
Corning, Inc. (AE)                                     56,115           1,069
Dell, Inc. (AE)                                        38,546           1,560
DRS Technologies, Inc.                                  2,400             125
EMC Corp. (AE)                                         60,647             830
Equinix, Inc. (AE)                                      2,700             120
Formfactor, Inc. (AE)                                   5,200             136
Freescale Semiconductor, Inc. Class B (AE)             12,400             319
Genesis Microchip, Inc. (AE)                           10,700             266
Ibasis, Inc. (AE)                                      19,800              53
Informatica Corp. (AE)                                 24,000             254
Intel Corp.                                            80,830           2,194
International Business Machines Corp.                  13,200           1,102
Intersil Corp. Class A                                 17,000             329
Intuit, Inc. (AE)                                      18,000             864
Juniper Networks, Inc. (AE)(N)                         75,920           1,821
Jupitermedia Corp. (AE)                                12,200             267
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             17,800             460
Macrovision Corp. (AE)                                 14,600             319
Manhattan Associates, Inc. (AE)                         5,100             106
Manugistics Group, Inc. (AE)                           32,000              62
Marvell Technology Group, Ltd. (AE)                    14,520             634
Matrixone, Inc. (AE)                                   55,100             272
Maxim Integrated Products, Inc.                        14,500             607
MEMC Electronic Materials, Inc. (AE)                   10,600             180
Microsoft Corp.                                       284,540           7,287
Motorola, Inc.                                         95,000           2,012
National Semiconductor Corp.                           47,300           1,169
NAVTEQ Corp. (AE)                                      15,000             660
NVIDIA Corp. (AE)(N)                                   32,300             874
O2Micro International, Ltd. (AE)                        9,392             161

 134  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Openwave Systems, Inc. (AE)                             6,800             126
Optimal Group, Inc. Class A (AE)                        4,800             103
Qualcomm, Inc.                                         70,400           2,780
Quest Software, Inc. (AE)                              17,800             254
Redback Networks, Inc. (AE)                            30,020             248
Saba Software, Inc. (AE)                               18,325              79
Safeguard Scientifics, Inc. (AE)                       35,500              48
SanDisk Corp. (AE)                                     46,300           1,566
Selectica, Inc. (AE)                                   13,800              44
Silicon Image, Inc. (AE)                               29,800             352
Supertex, Inc. (AE)                                     4,500             122
Sykes Enterprises, Inc. (AE)                           10,500             108
Texas Instruments, Inc.                                90,131           2,863
Transwitch Corp. (AE)                                  49,800              92
Trident Microsystems, Inc. (AE)                         6,100             199
WatchGuard Technologies, Inc. (AE)                     17,100              75
Witness Systems, Inc. (AE)                              9,500             185
WJ Communications, Inc. (AE)                           13,300              20
                                                                 ------------
                                                                       40,608
                                                                 ------------

Utilities - 1.8%
Alamosa Holdings, Inc. (AE)                            13,400             215
America Movil SA de CV - ADR
   Series L                                            33,444             744
Liberty Global, Inc. Class A (AE)                      22,000           1,044
MDU Communications International, Inc. (AE)            29,200              55
Nextel Communications, Inc. Class A (AE)               25,000             870
Talk America Holdings, Inc. (AE)(N)                    11,400             100
Ubiquitel, Inc. (AE)                                   16,400             150
                                                                 ------------
                                                                        3,178
                                                                 ------------

TOTAL COMMON STOCKS
(cost $141,602)                                                       164,196
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.1%
Frank Russell Investment Company
   Money Market                                     9,469,000           9,469
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  1,200           1,196
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,665)                                                         10,665
                                                                 ------------

OTHER SECURITIES - 6.0%
Frank Russell Investment Company
   Money Market Fund(X)                             3,655,770           3,656
State Street Securities Lending
   Quality Trust(X)                                 6,818,038           6,818
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $10,474)                                                         10,474
                                                                 ------------

TOTAL INVESTMENTS - 106.0%
(identified cost $162,741)                                            185,335

OTHER ASSETS AND LIABILITIES,
NET - (6.0%)                                                          (10,504)
                                                                 ------------

NET ASSETS - 100.0%                                                   174,831
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  135

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 09/05 (21)                               3,384                124

Russell 1000 Growth Index
   expiration date 09/05 (6)                                1,522                 54

S&P 500 E-Mini Index
   expiration date 09/05 (24)                               1,484                 43

S&P 500 Index
   expiration date 09/05 (12)                               3,710                 15
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        236
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 136  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 92.6%
Auto and Transportation - 1.7%
Autoliv, Inc.                                          24,300           1,083
Aviall, Inc. (AE)                                      16,904             572
Burlington Northern Santa Fe Corp.                     17,190             933
CNF, Inc.                                               3,680             190
Fleetwood Enterprises, Inc. (AE)                       34,908             396
Ford Motor Co.                                         69,300             744
Keystone Automotive Industries, Inc. (AE)(N)           16,571             437
United Parcel Service, Inc. Class B                    14,100           1,029
Wabash National Corp.                                   7,831             169
Wabtec Corp.                                           25,394             620
                                                                 ------------
                                                                        6,173
                                                                 ------------

Consumer Discretionary - 12.4%
Accenture, Ltd. Class A (AE)                           55,380           1,387
Administaff, Inc.                                      20,620             528
Advance Auto Parts, Inc. (AE)                          11,800             814
Autozone, Inc. (AE)                                     8,900             867
Best Buy Co., Inc.                                      4,400             337
California Pizza Kitchen, Inc. (AE)                    13,656             418
Copart, Inc. (AE)                                      14,971             366
Corinthian Colleges, Inc. (AE)                         31,291             430
DeVry, Inc. (AE)                                       17,999             358
DiamondCluster International, Inc. (AE)                26,500             252
Gap, Inc. (The)                                        49,740           1,050
Gillette Co. (The)                                      9,400             504
Harrah's Entertainment, Inc.                           49,800           3,921
Hasbro, Inc.                                           39,550             868
Home Depot, Inc.                                       31,700           1,379
J Jill Group, Inc. (The) (AE)                          25,110             409
Jarden Corp. (AE)                                       8,750             336
JC Penney Co., Inc. Holding Co.                        42,700           2,397
Kimberly-Clark Corp.                                   33,460           2,133
Knight-Ridder, Inc.                                    14,900             932
Liberty Media Corp. Class A (AE)                      101,300             890
Limited Brands, Inc.                                   41,100           1,002
Lowe's Cos., Inc.                                       9,160             607
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 7,625             139
McDonald's Corp.                                      131,800           4,108
Newell Rubbermaid, Inc.                                36,500             908
Nike, Inc. Class B                                     12,100           1,014
Nordstrom, Inc.                                        20,400             755
PEP Boys-Manny Moe & Jack                              17,695             240
Playboy Enterprises, Inc. Class B (AE)                 23,350             314
Reader's Digest Association, Inc. (The)                19,763             321
Reed Elsevier PLC - ADR                                16,080             593
RR Donnelley & Sons Co.                                35,778           1,290
Sabre Holdings Corp. Class A                           28,200             541
Service Corp. International                            34,306             297
Source Interlink Cos., Inc. (AE)                       22,804             284
Sports Authority, Inc. (The) (AE)(N)                   12,733             405
Thomson - ADR                                          75,500           1,721
Time Warner, Inc. (AE)                                 50,520             860
TJX Cos., Inc.                                         28,410             668
Tribune Co.                                            14,130             516
Viacom, Inc. Class B                                   64,454           2,159
Walt Disney Co.                                        60,930           1,562
Waste Management, Inc.                                 35,900           1,009
Westwood One, Inc.                                     15,252             311
Yum! Brands, Inc.                                      48,600           2,544
                                                                 ------------
                                                                       44,744
                                                                 ------------

Consumer Staples - 5.1%
Alliance One International, Inc.                       36,736             223
Altria Group, Inc.                                     62,620           4,193
American Italian Pasta Co. Class A                     15,803             333
Coca-Cola Co. (The)                                    15,500             678
Coca-Cola Enterprises, Inc.                            48,200           1,133
Colgate-Palmolive Co.                                  21,300           1,128
ConAgra Foods, Inc.                                    40,400             917
Dean Foods Co. (AE)                                    23,700             846
Del Monte Foods Co. (AE)(N)                            33,350             375
Diageo PLC - ADR (N)                                    6,300             351
General Mills, Inc.                                    15,700             744
HJ Heinz Co.                                           49,010           1,803
Kellogg Co.                                            28,540           1,293
Kroger Co. (The) (AE)                                  56,200           1,116
Lance, Inc.                                            14,344             259
Molson Coors Brewing Co. Class B (N)                   11,300             709
Nestle SA - ADR                                         6,170             424
PepsiCo, Inc.                                           9,360             510
Procter & Gamble Co.                                   14,300             795
Sara Lee Corp.                                         29,510             588
                                                                 ------------
                                                                       18,418
                                                                 ------------

Financial Services - 23.1%
Aflac, Inc.                                            11,940             538
AG Edwards, Inc.                                       15,700             695
Allmerica Financial Corp. (AE)                          7,194             281
Allstate Corp. (The)                                   68,190           4,177
American Express Co.                                   28,530           1,569
American International Group, Inc.                     45,000           2,709
AmSouth Bancorp                                        17,900             500

                                                          Select Value Fund  137

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aon Corp.                                              25,000             636
Bank of America Corp.                                 195,586           8,528
Bank of New York Co., Inc. (The)                       37,900           1,167
Bear Stearns Cos., Inc. (The)                          13,100           1,338
BISYS Group, Inc. (The) (AE)                           25,025             394
Chubb Corp.                                             5,260             467
Cigna Corp.                                            10,100           1,078
Citigroup, Inc.                                       161,840           7,040
Comerica, Inc.                                         12,600             770
Commerce Bancshares, Inc.                               6,700             360
Cullen/Frost Bankers, Inc.                              9,600             481
Dow Jones & Co., Inc.                                  20,600             773
E*Trade Financial Corp. (AE)                           78,800           1,222
Fannie Mae                                             25,330           1,415
Federated Investors, Inc. Class B                      27,000             862
First Data Corp.                                       82,713           3,403
First Industrial Realty Trust, Inc. (o)(N)              9,254             382
Franklin Resources, Inc.                               17,210           1,391
Freddie Mac                                            49,960           3,161
GATX Corp.                                             12,898             488
Genworth Financial, Inc. Class A                       51,100           1,602
Goldman Sachs Group, Inc.                              30,990           3,331
Hartford Financial Services Group, Inc.                25,090           2,021
Huntington Bancshares, Inc.                            39,600             988
Jefferson-Pilot Corp.                                  18,200             913
JPMorgan Chase & Co.                                   88,816           3,121
Kronos, Inc. (AE)                                       7,381             347
Lehman Brothers Holdings, Inc.                          4,870             512
Lincoln National Corp.                                 15,600             753
Loews Corp.                                            11,500             962
MBNA Corp.                                             16,850             424
Mellon Financial Corp.                                 26,680             813
Merrill Lynch & Co., Inc.                              37,080           2,180
Metlife, Inc.                                          70,170           3,448
Montpelier Re Holdings, Ltd. (N)                        9,323             335
Morgan Stanley                                         42,900           2,276
Nationwide Financial Services, Inc. Class A            12,900             511
North Fork Bancorporation, Inc.                        17,400             477
PNC Financial Services Group, Inc.                     31,070           1,703
Providian Financial Corp. (AE)                         57,900           1,094
Prudential Financial, Inc.                             16,900           1,131
South Financial Group, Inc. (The)                      17,200             498
St. Paul Travelers Cos., Inc. (The)                    12,500             551
SunTrust Banks, Inc.                                   25,190           1,832
UBS AG                                                  5,300             434
US Bancorp                                             73,000           2,194
W Holding Co., Inc.                                    29,573             316
Washington Mutual, Inc.                                20,700             879
Wells Fargo & Co.                                      12,080             741
Zions Bancorporation                                   14,700           1,051
                                                                 ------------
                                                                       83,263
                                                                 ------------

Health Care - 9.8%
Abbott Laboratories                                    20,790             969
Amgen, Inc. (AE)                                       42,000           3,349
Baxter International, Inc.                             52,940           2,079
Biogen Idec, Inc. (AE)                                 90,515           3,556
Boston Scientific Corp. (AE)                           94,100           2,724
Coventry Health Care, Inc. (AE)                        12,200             863
Eli Lilly & Co.                                        17,540             988
Gentiva Health Services, Inc. (AE)                     27,455             530
Genzyme Corp. (AE)                                     21,600           1,607
Johnson & Johnson                                      35,100           2,245
KV Pharmaceutical Co. Class A (AE)                     24,859             396
LifePoint Hospitals, Inc. (AE)                          9,893             463
McKesson Corp.                                         10,700             481
Merck & Co., Inc.                                      62,990           1,956
Novartis AG - ADR                                       3,560             173
Par Pharmaceutical Cos., Inc. (AE)(N)                   8,821             207
Pfizer, Inc.                                          137,840           3,653
PolyMedica Corp.                                       10,892             383
PSS World Medical, Inc. (AE)(N)                        42,107             616
Roche Holding AG - ADR                                  2,630             179
Rotech Healthcare, Inc. (AE)                           11,439             267
Sunrise Senior Living, Inc. (AE)(N)                     6,209             329
UnitedHealth Group, Inc.                               37,600           1,966
US Physical Therapy, Inc. (AE)                         15,056             275
WellPoint, Inc. (AE)                                   44,500           3,148
Wyeth                                                  43,110           1,972
                                                                 ------------
                                                                       35,374
                                                                 ------------

Integrated Oils - 5.5%
Chevron Corp.                                          68,982           4,002
ConocoPhillips                                         76,150           4,766
Exxon Mobil Corp.                                     122,110           7,174
Marathon Oil Corp.                                     16,700             975
Total SA - ADR                                         11,450           1,431
Unocal Corp.                                           23,830           1,545
                                                                 ------------
                                                                       19,893
                                                                 ------------

Materials and Processing - 8.4%
Air Liquide SA - ADR                                    5,980             214
Air Products & Chemicals, Inc.                         16,860           1,007
Airgas, Inc.                                           14,729             434
Alcoa, Inc.                                            37,000           1,038
American Standard Cos., Inc.                           47,600           2,108

 138  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Archer-Daniels-Midland Co.                             40,320             925
Avery Dennison Corp.                                   17,700           1,003
Bemis Co.                                              35,800             967
Bowater, Inc.                                          32,820           1,110
Cabot Corp.                                             7,100             245
Chemtura Corp.                                         32,726             515
Dow Chemical Co. (The)                                105,110           5,040
EI du Pont de Nemours & Co.                            47,840           2,042
Engelhard Corp.                                        16,800             482
International Paper Co.                                60,180           1,902
Masco Corp.                                            37,780           1,281
MeadWestvaco Corp.                                     25,900             757
Monsanto Co.                                           26,000           1,752
Nalco Holding Co. (AE)                                 11,260             241
Packaging Corp. of America                             25,300             538
PPG Industries, Inc.                                   20,720           1,347
Praxair, Inc.                                          30,120           1,488
Precision Castparts Corp.                               3,900             351
Rohm & Haas Co.                                        15,900             732
Smurfit-Stone Container Corp. (AE)                     18,200             221
Syngenta AG - ADR                                      31,960             665
United States Steel Corp.                              20,900             891
Valspar Corp.                                          12,800             628
Worthington Industries, Inc.                            7,800             138
                                                                 ------------
                                                                       30,062
                                                                 ------------

Miscellaneous - 3.6%
3M Co.                                                  7,500             563
Brunswick Corp.                                        13,700             638
Fortune Brands, Inc.                                   23,400           2,212
General Electric Co.                                   23,800             821
Hillenbrand Industries, Inc.                           12,100             622
Honeywell International, Inc.                          31,200           1,226
Textron, Inc.                                          20,700           1,535
Tyco International, Ltd.                              101,590           3,095
Vivendi Universal SA - ADR                             65,300           2,075
                                                                 ------------
                                                                       12,787
                                                                 ------------

Other Energy - 3.7%
Burlington Resources, Inc.                             28,900           1,853
Cal Dive International, Inc. (AE)                       7,780             461
Chesapeake Energy Corp.                                79,200           2,068
Cimarex Energy Co. (AE)                                24,400           1,023
Devon Energy Corp.                                     45,740           2,566
Encore Acquisition Co. (AE)                            12,744             402
EOG Resources, Inc.                                    11,800             721
Forest Oil Corp. (AE)                                   9,439             422
Global Industries, Ltd. (AE)                           32,515             319
Hanover Compressor Co. (AE)                            31,057             452
James River Coal Co. (AE)                               8,100             381
Noble Corp.                                             9,400             631
Remington Oil & Gas Corp. (AE)                         14,968             590
Sunoco, Inc.                                            9,200           1,157
Valero Energy Corp.                                     3,200             265
                                                                 ------------
                                                                       13,311
                                                                 ------------

Producer Durables - 6.7%
Ametek, Inc.                                            7,207             297
Applied Signal Technology, Inc.                        13,000             281
BE Aerospace, Inc. (AE)                                32,318             567
C&D Technologies, Inc.                                 29,250             295
Champion Enterprises, Inc. (AE)                        42,396             511
Cognex Corp.                                            9,765             326
Cooper Industries, Ltd. Class A                         7,950             513
Crane Co.                                              13,289             414
Deere & Co.                                            22,990           1,690
Dover Corp.                                            40,900           1,688
Duratek, Inc. (AE)                                     10,458             260
Emerson Electric Co.                                   24,390           1,605
Engineered Support Systems, Inc.                       12,215             452
Esterline Technologies Corp. (AE)                      13,106             560
Garmin, Ltd.                                           11,600             637
General Cable Corp. (AE)                               11,500             191
Hubbell, Inc. Class B                                  19,900             903
IDEX Corp.                                             10,387             454
Illinois Tool Works, Inc.                               8,990             770
Ingersoll-Rand Co. Class A                             12,500             977
Lennar Corp. Class A                                   37,100           2,496
Lockheed Martin Corp.                                  25,110           1,567
Northrop Grumman Corp.                                 25,350           1,406
Park-Ohio Holdings Corp. (AE)                          12,907             262
Pulte Homes, Inc.                                       9,900             927
Sandvik AB - ADR                                        6,100             244
United Technologies Corp.                              61,680           3,127
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 7,419             308
WW Grainger, Inc.                                       4,900             305
                                                                 ------------
                                                                       24,033
                                                                 ------------

Technology - 4.8%
ADC Telecommunications, Inc. (AE)                      19,400             507
Analog Devices, Inc.                                    9,450             370
Avid Technology, Inc. (AE)                              7,250             298
Diebold, Inc.                                          11,800             586
Filenet Corp. (AE)                                     10,100             286
General Dynamics Corp.                                 18,800           2,166

                                                          Select Value Fund  139

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Harris Corp.                                           13,200             489
Hewlett-Packard Co.                                    19,500             480
Integrated Device Technology, Inc. (AE)                29,602             342
Intel Corp.                                            90,400           2,453
International Business Machines Corp.                  28,800           2,404
Internet Security Systems, Inc. (AE)                   13,199             301
InterVoice, Inc. (AE)                                  29,131             255
IXYS Corp. (AE)                                        26,440             310
Mantech International Corp. Class A (AE)               15,918             502
McAfee, Inc. (AE)                                      12,600             396
Motorola, Inc.                                         24,100             510
National Semiconductor Corp.                           34,800             860
Oracle Corp. (AE)                                      41,790             567
Scientific-Atlanta, Inc.                                6,800             262
Seagate Technology, Inc.                               33,300             645
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)                                      15,484             329
Symantec Corp. (AE)                                    19,200             422
Tellabs, Inc. (AE)                                    101,200             984
Texas Instruments, Inc.                                14,700             467
                                                                 ------------
                                                                       17,191
                                                                 ------------

Utilities - 7.8%
Alltel Corp.                                           37,600           2,500
America Movil SA de CV - ADR
   Series L                                            78,300           1,743
BellSouth Corp.                                        31,800             878
Citizens Communications Co.                            60,300             792
Constellation Energy Group, Inc.                       11,500             692
Dominion Resources, Inc.                               25,530           1,886
Duke Energy Corp.                                      34,400           1,016
Edison International                                   10,600             433
Entergy Corp.                                           4,780             373
Exelon Corp.                                           22,630           1,211
FPL Group, Inc.                                         3,740             161
Northeast Utilities                                    22,200             479
Oneok, Inc.                                            30,710           1,073
PPL Corp.                                              19,430           1,197
Public Service Enterprise Group, Inc.                   6,460             415
SBC Communications, Inc.                               69,800           1,707
Sierra Pacific Resources (AE)                          28,810             374
Sprint Corp.                                          200,820           5,402
TXU Corp.                                               5,740             497
Verizon Communications, Inc.                          115,470           3,953
Vodafone Group PLC - ADR                               46,408           1,199
                                                                 ------------
                                                                       27,981
                                                                 ------------

TOTAL COMMON STOCKS
(cost $280,035)                                                       333,230
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.8%
Frank Russell Investment Company
   Money Market Fund                               23,407,000          23,407
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  1,100           1,096
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,503)                                                         24,503
                                                                 ------------

OTHER SECURITIES - 4.7%
Frank Russell Investment Company Money Market
   Fund (X)                                         5,880,506           5,881
State Street Securities Lending
   Quality Trust (X)                               10,967,187          10,967
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $16,848)                                                         16,848
                                                                 ------------

TOTAL INVESTMENTS - 104.1%
(identified cost $321,386)                                            374,581

OTHER ASSETS AND LIABILITIES,

NET - (4.1%)                                                          (14,838)
                                                                 ------------

NET ASSETS - 100.0%                                                   359,743
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 140  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 09/05 (29)                               9,857                212

S&P 500 E-Mini Index
   expiration date 09/05 (100)                              6,184                167

S&P 500 Index
   expiration date 09/05 (28)                               8,658                110
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        489
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  141

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PEN - Peruvian nouveau sol
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PHP - Philippine peso
   BRL - Brazilian real                    HUF - Hungarian forint                  PLN - Polish zloty
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             ITL - Italian lira                      SKK - Slovakian koruna
   COP - Colombian peso                    JPY - Japanese yen                      THB - Thai baht
   CRC - Costa Rica colon                  KES - Kenyan schilling                  TRL - Turkish lira
   CZK - Czech koruna                      KRW - South Korean won                  USD - United States dollar
   DKK - Danish krone                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 VND - Vietnamese dong
   EUR - Euro                              NZD - New Zealand dollar                ZAR - South African rand

 142  Notes to Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on fourteen of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company ("FRIMCo").

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of

                                                  Notes to Quarterly Report  143

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

 144  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into forward foreign currency overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2005 are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability

                                                  Notes to Quarterly Report  145

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Funds may enter into swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Swap Agreements

   The Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net

 146  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended July 31, 2005 for the following Funds were as follows:

                                               INTERNATIONAL SECURITIES FUND                     EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          433    $         3,730,200                    461    $         1,319,478
   Opened                                              3,447             24,756,200                  1,648              3,833,353
   Closed                                             (3,808)           (28,184,713)                (1,658)            (4,038,396)
   Expired                                                --                     --                     --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2005                              72    $           301,687                    451    $         1,114,435
                                         ===================    ===================    ===================    ===================

                                                  SHORT DURATION BOND FUND                       DIVERSIFIED BOND FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                           12    $            13,167                    240    $           149,231
   Opened                                                 10                  3,009                  1,157                433,514
   Closed                                                 --                     --                    (93)               (38,781)
   Expired                                               (22)               (16,176)                  (959)              (390,682)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2005                              --    $                --                    345    $           153,283
                                         ===================    ===================    ===================    ===================

                                                  Notes to Quarterly Report  147

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                  MULTISTRATEGY BOND FUND
                                         ------------------------------------------
                                              NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED
   --------------------------------------------------------------------------------
   Outstanding October 31, 2004                          504    $           562,722
   Opened                                              1,842                608,352
   Closed                                                 (1)              (125,600)
   Expired                                            (1,703)              (831,702)
                                         -------------------    -------------------
   Outstanding July 31, 2005                             642    $           213,772
                                         ===================    ===================

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of July 31, 2005, the value of outstanding securities on loan and the value of collateral is as follows:

                               VALUE OF          VALUE OF CASH
FUNDS                     SECURITIES ON LOAN      COLLATERAL
----------------------------------------------------------------
Diversified Equity        $     108,361,813    $     112,101,482
Special Growth                  152,538,431          156,931,415
Quantitative Equity              94,399,575           97,465,638
International Securities        409,078,315          429,840,858
Emerging Markets                 11,592,809           11,973,657
Real Estate Securities          100,378,033           95,516,723
Short Duration Bond               6,755,699            6,919,288

                               VALUE OF          VALUE OF CASH
FUNDS                     SECURITIES ON LOAN      COLLATERAL
----------------------------------------------------------------
Diversified Bond          $      89,138,109    $      91,476,965
Multistrategy Bond              462,715,212          474,792,067
Tax-Managed Large Cap             2,704,936            2,804,185
Tax-Managed Mid & Small
   Cap                           38,229,375           39,439,955
Select Growth                    10,233,035           10,473,809
Select Value                     16,359,158           16,847,694

   As of July 31, 2005, the cash collateral received for the securities on loan are invested as follows:

                                                 STATE STREET
                                              SECURITIES LENDING
FUNDS                     FRIC MONEY MARKET     QUALITY TRUST
----------------------------------------------------------------
Diversified Equity        $      39,127,817   $      72,973,665
Special Growth                   54,775,223         102,156,192
Quantitative Equity              34,019,333          63,446,305
International Securities        150,031,331         279,809,528
Emerging Markets                  4,179,276           7,794,381
Real Estate Securities           33,339,085          62,177,638
Short Duration Bond               2,415,103           4,504,185

                                                 STATE STREET
                                              SECURITIES LENDING
FUNDS                     FRIC MONEY MARKET     QUALITY TRUST
----------------------------------------------------------------
Diversified Bond          $      31,929,051   $      59,547,914
Multistrategy Bond              165,721,067         309,071,000
Tax-Managed Large Cap               978,770           1,825,414
Tax-Managed Mid & Small
   Cap                           13,766,092          25,673,863
Select Growth                     3,655,770           6,818,038
Select Value                      5,880,506          10,967,187

 148  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   As of July 31, 2005, the non-cash collateral received for the securities on loan in the following funds was:

                                                                      NON-CASH                       NON-CASH
   FUNDS                                                          COLLATERAL VALUE              COLLATERAL HOLDING
   -------------------------------------------------------------------------------------------------------------------------
   Special Growth                                                $           194,346        Pool of US Government Securities
   International Securities                                                  676,641        Pool of US Government Securities
   Real Estate Securities                                                  7,437,793        Pool of US Government Securities
   Select Growth                                                              99,285        Pool of US Government Securities

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) and a portion of the collateral received from the Investment Company's securities lending program, in the Investment Company's Money Market and Tax Free Money Market Funds (two of the Funds of the Investment Company not presented herein). As of July 31, 2005, $1,229,318,741 of the Money Market Fund's net assets and $20,390,848 of the Tax Free Money Market Fund's net assets represents investments by the Funds presented herein and $511,079,370 of the Money Market Funds' net assets represents the investments of other Investment Company Funds not presented herein.

5. FEDERAL INCOME TAXES

   At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                                                         INTERNATIONAL
                                       DIVERSIFIED EQUITY     SPECIAL GROWTH     QUANTITATIVE EQUITY       SECURITIES
   ---------------------------------------------------------------------------------------------------------------------
   Cost of Investments                  $  2,418,231,103     $    956,791,096     $  2,469,283,841      $  2,428,194,800
                                        ================     ================     ================      ================
   Unrealized Appreciation              $    359,013,613     $    187,512,826     $    390,682,834      $    350,382,161
   Unrealized Depreciation                   (23,774,187)         (13,641,140)         (30,627,177)          (25,474,537)
                                        ----------------     ----------------     ----------------      ----------------
   Net Unrealized Appreciation
     (Depreciation)                     $    335,239,426     $    173,871,686     $    360,055,657      $    324,907,624
                                        ================     ================     ================      ================


   --------------------------------
   Cost of Investments
   Unrealized Appreciation
   Unrealized Depreciation
   Net Unrealized Appreciation
     (Depreciation)

                                                     REAL ESTATE        SHORT DURATION
                               EMERGING MARKETS       SECURITIES             BOND          DIVERSIFIED BOND    MULTISTRATEGY BOND
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments         $    599,538,525    $  1,103,654,414    $  1,226,280,946    $  2,013,573,706     $  2,497,496,450
                               ================    ================    ================    ================     ================
   Unrealized Appreciation     $    226,225,720    $    591,970,688    $        976,233    $      4,982,617     $     16,463,438
   Unrealized Depreciation           (7,844,166)           (458,033)        (12,021,600)         (4,308,835)          (8,157,807)
                               ----------------    ----------------    ----------------    ----------------     ----------------
   Net Unrealized
      Appreciation
      (Depreciation)           $    218,381,554    $    591,512,655    $    (11,045,367)   $        673,782     $      8,305,631
                               ================    ================    ================    ================     ================

                                                       TAX-MANAGED       TAX-MANAGED MID
                                 TAX EXEMPT BOND        LARGE CAP          & SMALL CAP        SELECT GROWTH        SELECT VALUE
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments           $    242,840,905    $    319,910,359    $    171,582,845    $    163,527,863    $    323,003,577
                                 ================    ================    ================    ================    ================
   Unrealized Appreciation       $      4,420,321    $    101,092,317    $     35,607,902    $     23,175,819    $     56,830,570
   Unrealized Depreciation               (929,072)         (1,091,199)         (1,986,106)         (1,369,087)         (5,252,844)
                                 ----------------    ----------------    ----------------    ----------------    ----------------
   Net Unrealized
      Appreciation
      (Depreciation)             $      3,491,249    $    100,001,118    $     33,621,796    $     21,806,732    $     51,577,726
                                 ================    ================    ================    ================    ================

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15%

                                                  Notes to Quarterly Report  149

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   limitation if FRIMCo or a money manager determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of July 31, 2005, illiquid securities held by the funds were as follows:

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   International Securities
      Fund - 0.0%
   Sons of Gwalia, Ltd.                         02/28/03            34,800              2.07                72                --
                                                                                                                  ==============
   Emerging Markets Fund - 0.0%
   Delta Corp.                                  05/16/95         1,113,646              0.39               435               453
   OK Zimbabwe                                  05/16/95         6,402,949              0.02               149                87
                                                                                                                  --------------
                                                                                                                             540
                                                                                                                  ==============

   Restricted securities are subject to contractual limitation on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of July 31, 2005:

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Fund - 0.5%
   Far EasTone Telecommunications Co.,
      Ltd. - GDR                                01/12/05            11,000             17.74               195               203
   Holcim Ecuador SA                            07/24/96            10,500             12.67               133               326
   Hyundai Motor Co. - GDR                      09/16/99            13,900             19.92               277               474
   KT&G Corp. - GDR                             01/29/02            53,100              9.28               493             1,067
   NovaTek OAO                                  07/21/05            13,400             16.75               224               275
   Samsung Electronics Co., Ltd. - GDR          05/21/96            10,059              9.43                95             1,874
                                                                                                                  --------------
                                                                                                                           4,219
                                                                                                                  ==============
   Short Duration Bond Fund - 4.2%
   AAA Trust                                    05/11/05         1,673,600            100.00             1,674             1,672
   Allstate Financial Global Funding            01/31/05         4,080,000             96.14             3,922             3,860
   Alter Moneta Receivables LLC                 09/17/03           943,985            100.36               947               937
   Credit Suisse First Boston Mortgage          09/24/02           396,442            100.00               396               399
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,358
   GE Corporate Aircraft Financing LLC          10/05/04           779,209            100.00               779               779
   HBOS Treasury Services PLC                   09/11/03         1,000,000             99.88               999               979
   HBOS Treasury Services PLC                   01/06/04           900,000            100.00               900               901
   HBOS Treasury Services PLC                   11/05/04         2,000,000             99.93             1,999             1,959
   Hyundai Auto Receivables Trust               09/18/02           212,270            100.00               212               212
   Metropolitan Life Global Funding I           07/19/04         4,000,000             99.87             3,995             3,948
   New York Life Global Funding                 02/23/04         2,500,000            100.00             2,500             2,501
   Nordstrom Private Label Credit Card
      Master Note Trust                         05/01/02         3,500,000            103.34             3,617             3,521
   PBG Equipment Trust                          06/13/01           867,172            103.51               898               868
   Principal Life Global Funding I              06/03/04         2,000,000            102.52             2,050             2,017
   Principal Life Global Funding I              06/14/05         5,600,000             96.20             5,387             5,351
   Provident Auto Lease ABS Trust               08/20/03            89,605            103.36                93                90
   Providian Gateway Master Trust               11/16/04         1,200,000             99.94             1,199             1,178
   Railcar Leasing L.L.C.                       06/11/03         1,000,000            116.20             1,162             1,075
   Residential Capital Corp.                    06/22/05         4,150,000            100.25             4,160             4,217
   SACO I, Inc.                                 09/30/04         1,145,478            100.00             1,145             1,146

 150  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   SLM Student Loan Trust                       03/05/04         3,000,000            101.85             3,056             2,924
   Susquehanna Auto Lease Trust                 11/19/03           682,800             99.76               681               678
   Susquehanna Auto Lease Trust                 03/24/05         2,000,000            100.00             2,000             2,002
   TIAA Global Markets                          10/26/04         3,625,000            102.98             3,733             3,653
   USAA Capital Corp.                           09/29/04           595,000            102.99               613               593
                                                                                                                  --------------
                                                                                                                          49,818
                                                                                                                  ==============
   Diversified Bond Fund - 4.1%
   AAA Trust                                    05/11/05         1,753,295            100.00             1,753             1,751
   ABSC NIMs Trust                              07/30/04           101,151             99.61               101               100
   Arcap Reit, Inc.                             09/21/04           460,000            100.97               464               449
   Argent NIMs Trust                            03/04/04            29,532            100.00                30                30
   ASIF Global Financing                        03/07/05         2,000,000            100.12             2,002             2,000
   ASIF Global Financing                        05/18/05           120,000             99.82               120               120
   BAE Systems Holdings, Inc.                   12/28/01         1,160,000            102.51             1,189             1,248
   Capital Auto Receivables Asset
      Trust                                     05/25/05           124,006            100.00               124               124
   Chalet Finance PLC                           10/08/03         1,070,000            100.00             1,070             1,071
   Countrywide Asset-Backed
      Certificates                              12/21/04           241,986            100.04               242               242
   Countrywide Asset-Backed
      Certificates                              04/27/05           473,147             99.25               470               472
   Countrywide Asset-Backed
      Certificates                              07/27/05         2,330,000            100.00             2,330             2,330
   Credit-Based Asset Servicing and
      Securitization CBO, Ltd.                  03/04/04         2,266,957            100.00             2,267             2,267
   Crest, Ltd.                                  11/25/03         1,655,000            100.00             1,655             1,686
   CWABS, Inc.                                  07/22/05           430,000             99.42               428               428
   DG Funding Trust                             11/04/03               103         10,537.13             1,085             1,109
   Dresdner Funding Trust I                     04/09/03           430,000            103.74               446               533
   Equifirst Mortgage Loan Trust NIMs
      Notes                                     02/02/05           635,598            100.06               636               635
   Equifirst Mortgage Loan Trust NIMs
      Notes                                     05/06/05         1,593,085             99.95             1,592             1,590
   Export Import Bank of Korea                  02/03/04           290,000             99.64               289               284
   Export-Import Bank of China                  07/14/05           100,000             98.80                99                98
   Export-Import Bank of China                  07/14/05           480,000             98.80               474               471
   Fannie Mae                                   05/13/05                 1         89,974.00                90                95
   First Franklin NIMs Trust                    05/20/04            61,399            100.00                61                61
   First Franklin NIMs Trust                    05/20/04           300,000            100.00               300               300
   First Franklin NIMs Trust                    06/03/04            72,171            100.00                72                72
   First Franklin NIMs Trust                    09/01/04           164,389            100.00               164               164
   First Franklin NIMs Trust                    11/18/04           221,422            100.06               222               221
   First Franklin NIMs Trust                    04/01/05         1,107,760             99.74             1,105             1,104
   Fremont NIMs Trust                           05/20/04            69,783            100.00                70                70
   Fremont NIMs Trust                           02/22/05           863,524             99.61               860               859
   Genentech, Inc.                              07/13/05         1,160,000             99.94             1,159             1,151
   G-Force CDO, Ltd.                            12/08/03           750,000             99.98               750               757
   G-Force LLC                                  02/01/05         2,105,000            100.96             2,125             2,091
   GSAMP Mortgage Loan Trust                    05/20/05         2,301,201            100.19             2,306             2,311
   Harrah's Operating Co., Inc.                 05/19/05         1,385,000             99.53             1,378             1,403
   IndyMac Loan Trust                           10/17/03           273,789            100.00               274               274
   IndyMac Loan Trust                           06/10/04           827,906            100.00               828               828
   JP Morgan Chase Commercial Mortgage
      Securities Corp.                          05/27/05         2,795,000            100.00             2,795             2,795
   Korea Electric Power Corp.                   04/20/04           145,000             98.46               143               145
   Lennar Corp.                                 07/06/05           815,000            101.40               826               820

                                                  Notes to Quarterly Report  151

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Long Beach Asset Holdings Corp.              01/19/05           677,024            100.00               677               676
   Mach One Trust Commercial Mortgage-
      Backed                                    07/12/04         1,480,000            100.96             1,494             1,488
   Mastr Reperforming Loan Trust                03/09/05         1,111,176            102.39             1,138             1,134
   Merrill Lynch Mortgage Investors,
      Inc.                                      01/12/04            30,590             99.75                31                31
   Metropolitan Life Global Funding I           03/07/05         2,000,000            100.09             2,002             2,001
   Miller Brewing Co.                           08/06/03           330,000            100.16               330               339
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           445,000            101.33               451               463
   Monumental Global Funding, Ltd.              03/09/05           190,000            100.00               190               190
   Morgan Stanley Capital I, Inc.               06/17/04         1,475,000            101.05             1,490             1,501
   Morgan Stanley Capital I                     07/29/05         1,600,000            100.55             1,609             1,609
   Natexis Ambs Co. LLC                         06/24/98           270,000            108.77               294               296
   Newcastle CDO I, Ltd.                        03/11/04           870,000             99.94               869               850
   Novastar NIMs Trust                          01/30/04            35,240            100.00                35                35
   Novastar NIMs Trust                          07/20/04           257,436            100.11               258               256
   Novastar NIMs Trust                          06/21/05           494,805            100.00               495               495
   Option One Mortgage Securities
      Corp. NIMs Trust                          12/08/03            78,516            100.00                79                78
   Park Place Securities NIMs Trust             09/22/04           154,018            100.00               154               154
   Park Place Securities NIMs Trust             07/07/05           700,447             99.86               699               701
   Petroleum Export, Ltd.                       07/14/05           100,000            100.00               100               100
   Rabobank Capital Funding II                  05/23/05            30,000            101.81                31                30
   Rabobank Capital Funding Trust               05/19/05            60,000            100.78                60                60
   Ramp NIMs Trust                              05/12/05           496,095            100.00               496               496
   Renaissance NIMs Trust                       12/09/03            39,443            100.00                39                40
   Renaissance NIMs Trust                       06/25/04           164,785            100.00               165               165
   Renaissance NIMs Trust                       12/16/04           427,074            100.00               427               427
   Residential Capital Corp.                    06/21/05           685,000             99.71               683               696
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           375,000            100.89               378               383
   SACO I, Inc.                                 09/30/04           572,739            100.00               573               573
   Sharp SP I LLC Net Interest Margin
      Trust                                     02/13/04            43,302             99.99                43                43
   Simon Property Group, LP                     06/01/05         1,555,000             99.27             1,544             1,530
   Simon Property Group, LP                     06/01/05           905,000             99.97               905               891
   SLM Student Loan Trust                       07/22/05         6,600,000            100.00             6,600             6,600
   Systems 2001 AT LLC                          03/08/02           228,540            101.79               233               242
   Telecom Italia Capital SA                    10/19/04           745,000             99.20               739               730
   Telecom Italia Capital SA                    12/20/04         1,620,000             96.82             1,569             1,563
   Tenaska Alabama II Partners, LP              10/09/03           260,173            100.00               260               271
   Tengizchevroil Finance Co.                   11/23/04           325,000            100.26               326               329
   Textron Financial Floorplan Master
      Note Trust                                05/19/05         2,140,000            100.00             2,140             2,141
   TXU Corp.                                    03/31/05           610,000             95.42               582               600
   Wells Fargo Home Equity Trust                10/01/04           170,815             99.99               171               170
   Zurich Capital Trust I                       07/11/00           650,000            105.92               688               700
   Zurich Capital Trust I                       01/10/03           600,000             95.11               571               646
                                                                                                                  --------------
                                                                                                                          66,282
                                                                                                                  ==============
   Multistrategy Bond Fund - 4.4%
   AAA Trust                                    05/11/05         2,311,162            100.00             2,311             2,308
   ABSC NIMs Trust                              12/18/03            47,427             98.93                47                47

 152  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   AIG SunAmerica Global Financing VI           05/02/01         1,230,000            107.90             1,327             1,319
   Alliance Capital Funding LLC                 03/03/04            85,255            101.60                87                85
   Ares Leveraged Investment Fund, LP           12/19/03           930,000             99.46               925               930
   Arlington Street CDO, Ltd.                   06/04/03         1,772,165            102.46             1,816             1,825
   BAE Systems Holdings, Inc.                   12/28/01         2,715,000            104.52             2,838             2,922
   BAE Systems Holdings, Inc.                   07/20/05           865,000            100.00               865               865
   Banco Santander Chile                        01/11/05           635,000             99.83               634               633
   Bear Stearns Commercial Mortgage
      Securities                                04/19/05           825,000            101.72               839               831
   Canadian Oil Sands, Ltd.                     08/03/04           481,000             99.95               481               478
   Capital Auto Receivables Asset
      Trust                                     05/25/05           186,009            100.00               186               186
   Cendant Timeshare Receivables
      Funding LLC                               05/18/04           301,856            100.00               302               295
   Chancellor/Triton CBO, Ltd.                  11/12/03           338,521             96.90               328               338
   Citigroup Commercial Mortgage Trust          12/07/04           721,395            100.02               722               722
   Countrywide Asset-Backed
      Certificates                              02/25/04            94,228             99.68                94                94
   Crown Castle Towers LLC                      05/26/05           460,000            100.00               460               454
   Detroit Edison Co.                           02/02/05           395,000             99.83               394               387
   DG Funding Trust                             11/04/03               191         10,537.13             2,013             2,056
   Dresdner Funding Trust I                     04/09/03         1,005,000            108.53             1,091             1,246
   El Salvador Government
      International Bond                        06/22/05           780,000             99.70               778               784
   Erac USA Finance Co.                         07/01/02           730,000            107.66               786               779
   Export-Import Bank of China                  07/14/05           200,000             98.80               198               196
   Export-Import Bank of China                  07/14/05         1,090,000             98.80             1,077             1,070
   Export-Import Bank of Korea                  02/03/04           540,000             99.64               538               529
   Farmers Exchange Capital                     01/28/02           990,000             91.89               910             1,040
   Farmers Exchange Capital                     01/26/04         1,150,000            104.32             1,200             1,208
   Farmers Insurance Exchange                   11/27/02         1,140,000             89.07             1,015             1,383
   Farmers Insurance Exchange                   08/04/04           570,000             99.59               568               579
   FBG Finance, Ltd.                            06/21/05           505,000             99.53               503               496
   Genentech, Inc.                              07/13/05           380,000             99.85               379               375
   Genentech, Inc.                              07/13/05           470,000             99.94               470               466
   Glencore Funding LLC                         05/12/04           300,000             91.72               275               287
   Global Signal Trust                          11/18/04           655,000            100.00               655               640
   GSAA Trust                                   09/16/04           351,492             99.88               351               351
   GSMPS Mortgage Loan Trust                    05/27/04           227,008            107.39               244               241
   GSMPS Mortgage Loan Trust                    08/30/04           430,640            109.15               470               460
   GSMPS Mortgage Loan Trust                    02/16/05           401,103            108.74               436               438
   GSMPS Mortgage Loan Trust                    03/17/05           681,763            107.33               732               731
   GT Group Telecom, Inc. 2010
      Warrants                                  01/27/00               676             48.53                33                --
   Hanarotelecom, Inc.                          01/25/05           970,000            100.05               970               975
   Hutchison Whampoa International
      03/13, Ltd.                               06/17/03           440,000            105.99               466               469
   Hutchison Whampoa International
      03/33, Ltd.                               11/19/03           150,000             99.79               150               153
   Hyatt Equities LLC                           06/12/02           435,000            101.84               443               446
   Intelsat Bermuda, Ltd.                       01/24/05           445,000            100.00               445               454
   Intelsat Bermuda, Ltd.                       01/24/05           270,000            100.00               270               282
   John Hancock Global Funding II               07/29/03           440,000            114.37               503               502

                                                  Notes to Quarterly Report  153

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   JP Morgan Chase Commercial Mortgage
      Securities Corp.                          08/04/04         1,123,154            100.00             1,123             1,124
   Juniper CBO, Ltd.                            01/15/04           569,681            102.71               585               578
   Korea Electric Power Corp.                   04/20/04           285,000             98.46               281               285
   LG Electronics, Inc.                         06/10/05           270,000             99.51               269               265
   Liberty Mutual Group                         03/16/04           785,000            108.82               854               803
   Mantis Reef, Ltd.                            10/28/03           585,000             99.75               583               577
   Mastr Reperforming Loan Trust                03/09/05           989,012            107.34             1,061             1,058
   Merrill Lynch Mortgage Investors,
      Inc.                                      05/20/03            21,463             98.48                21                21
   Merrill Lynch Mortgage Trust                 06/26/02           365,000             79.38               290               352
   Miller Brewing Co.                           08/06/03           705,000            100.83               711               724
   Miller Brewing Co.                           08/06/03           445,000            100.24               446               439
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           905,000            101.49               918               942
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           470,000             99.96               470               489
   Monumental Global Funding, Ltd.              03/09/05           320,000            100.00               320               320
   Natexis Ambs Co. LLC                         06/24/98           430,000            108.77               468               472
   Nationwide Building Society                  02/16/05           670,000             98.94               663               657
   Nationwide Mutual Insurance Co.              03/20/03           672,000            103.87               698               823
   North Front Pass-Through Trust               12/08/04         1,700,000            100.58             1,710             1,728
   Oil Insurance, Ltd.                          08/19/03         1,633,000            100.97             1,649             1,628
   Pemex Project Funding Master Trust           06/01/05           515,000             98.65               508               497
   Petroleum Export, Ltd.                       07/14/05           200,000            100.00               200               200
   Pinnacle West Energy Corp.                   04/06/05           781,000            100.00               781               781
   Power Contract Financing LLC                 06/11/03           450,000            102.38               461               462
   Power Contract Financing LLC                 06/11/03           529,689            100.49               532               532
   Premium Asset Trust                          01/28/05           780,000             99.97               780               780
   Prudential Holdings LLC                      06/05/02           155,000            103.16               160               187
   Qwest Corp.                                  06/08/05         1,000,000            100.00             1,000             1,032
   Rabobank Capital Funding II                  11/14/03           685,000            101.62               696               689
   Ras Laffan Liquefied Natural Gas
      Co., Ltd.                                 03/07/01           290,000            111.62               324               339
   Residential Capital Corp.                    06/21/05         1,220,000            100.34             1,224             1,270
   Residential Capital Corp.                    06/21/05           690,000             99.71               688               701
   Residential Capital Corp.                    06/21/05           460,000            100.03               460               467
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/25/05           550,000            101.82               560               562
   Russia Government International
      Bond                                      06/17/02         1,390,000             81.41             1,132             1,540
   Russia Government International
      Bond                                      11/23/04           700,000            101.85               713               775
   Russia Paris Club Participant                04/06/04        98,490,300              0.81               799               855
   SACO I, Inc.                                 09/30/04         1,145,478            100.00             1,145             1,146
   Sankaty Market Value CDO                     12/19/03           480,000            104.13               500               495
   Sappi Papier Holding AG                      07/11/02           240,000            106.35               255               249
   Sealed Air Corp.                             07/01/03           630,000             99.47               627               637
   Sharp SP I LLC Net Interest Margin
      Trust                                     01/29/04            36,210            100.00                36                36
   Solar Capital Corp.                          07/27/05           660,000            100.00               660               686
   Solutia, Inc. 2009 Warrants                  07/02/02               850             85.33                73                --
   Southern Peru Copper Corp.                   07/20/05         1,355,000             99.16             1,344             1,342
   Systems 2001 AT LLC                          06/04/01           396,505            103.73               411               424
   Systems 2001 AT LLC                          03/08/02           334,020            101.79               340               353
   Telecom Italia Capital SA                    09/28/04           501,000             99.64               499               483

 154  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Telecom Italia Capital SA                    11/24/04           650,000             97.45               633               627
   Telecom Italia Capital SA                    12/20/04         4,060,000             96.66             3,925             3,918
   Tenaska Alabama II Partners, LP              10/09/03           482,502            100.20               483               502
   Tenaska Alabama Partners, LP                 06/13/05           325,000            100.00               325               337
   Tengizchevroil Finance Co.                   11/23/04           810,000            100.23               812               821
   Texas Genco LLC                              12/08/04         1,320,000            100.65             1,328             1,386
   Twin Reefs Pass-Through Trust                12/07/04           900,000            100.12               901               897
   TXU Corp.                                    11/22/04           755,000             99.94               755               740
   TXU Corp.                                    11/22/04         1,805,000             96.64             1,744             1,760
   TXU Corp.                                    11/22/04           515,000             96.81               498               502
   Williams Gas Pipelines                       01/30/04           630,000            104.21               656               652
   World Financial Properties                   11/08/02           203,829            106.08               216               218
   World Financial Properties                   11/14/02           691,222            108.35               749               738
   Zurich Capital Trust I                       01/10/03         1,195,000             98.50             1,177             1,287
                                                                                                                  --------------
                                                                                                                          78,545
                                                                                                                  ==============

                                                  Notes to Quarterly Report  155

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, (iii) at the Securities and Exchange Commission's public reference room, and (iv) on the Fund's website at www.russell.com.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

 156  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-067 (1 07/05)

                                                FRANK RUSSELL INVESTMENT COMPANY


INSTITUTIONAL FUNDS


2005 QUARTERLY REPORT


CLASS E, I, AND Y SHARES


EQUITY I FUND

EQUITY II FUND

EQUITY Q FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND



CLASS C, E, AND S SHARES


EMERGING MARKETS FUND

REAL ESTATE SECURITIES FUND

SHORT DURATION BOND FUND (formerly Short Term Bond Fund)



CLASS C, E, I, AND S SHARES


SELECT GROWTH FUND

SELECT VALUE FUND



JULY 31, 2005


                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company
is a series investment company
with 34 different investment
portfolios referred to as Funds. This
Quarterly Report reports on eleven
of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              Institutional Funds

                                Quarterly Report

                           July 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Equity I Fund........................................................         3

Equity II Fund.......................................................         9

Equity Q Fund........................................................        20

International Fund...................................................        26

Fixed Income I Fund..................................................        42

Fixed Income III Fund................................................        60

Emerging Markets Fund................................................        83

Real Estate Securities Fund..........................................        92

Short Duration Bond Fund.............................................        94

Select Growth Fund...................................................       106

Select Value Fund....................................................       111

Notes to Schedules of Investments....................................       116

Notes to Quarterly Report............................................       117

Shareholder Requests for Additional Information......................       130

Frank Russell Investment Company - Institutional Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 93.9%

Auto and Transportation - 3.0%
American Axle & Manufacturing Holdings, Inc.           14,200             391
Autoliv, Inc.                                           8,800             392
BorgWarner, Inc.                                        3,200             186
Burlington Northern Santa Fe Corp.                     73,454           3,985
Cooper Tire & Rubber Co.                               11,500             231
CSX Corp.                                             204,900           9,331
Dana Corp.                                             29,300             460
FedEx Corp.                                            55,199           4,642
Ford Motor Co.                                         17,400             187
General Motors Corp.                                   18,500             681
Honda Motor Co., Ltd. - ADR                            68,800           1,773
Magna International, Inc. Class A                       2,800             216
Navistar International Corp. (AE)                      64,000           2,186
Norfolk Southern Corp.                                109,600           4,078
Southwest Airlines Co.                                 55,650             790
Swift Transportation Co., Inc. (AE)                    24,350             535
Union Pacific Corp.                                     4,962             349
United Parcel Service, Inc. Class B                    28,500           2,080
Visteon Corp.                                         126,850           1,129
                                                                 ------------
                                                                       33,622
                                                                 ------------

Consumer Discretionary - 15.4%
Accenture, Ltd. Class A (AE)                          125,140           3,133
aQuantive, Inc. (AE)(N)                                32,900             620
Bed Bath & Beyond, Inc. (AE)                           80,000           3,672
Best Buy Co., Inc.                                     53,290           4,082
Carnival Corp.                                        111,150           5,824
Cendant Corp.                                         252,400           5,391
Chico's FAS, Inc. (AE)                                 45,540           1,827
Circuit City Stores, Inc.                              15,850             289
Coach, Inc. (AE)                                       50,470           1,772
Cogent, Inc. (AE)                                      28,200             848
Convergys Corp. (AE)                                    7,150             104
Dick's Sporting Goods, Inc. (AE)                       27,100           1,076
Eastman Kodak Co.                                      18,000             481
eBay, Inc. (AE)                                        66,700           2,787
Electronic Arts, Inc. (AE)                             40,930           2,358
Estee Lauder Cos., Inc. (The) Class A                  47,200           1,847
Fisher Scientific International, Inc. (AE)             34,800           2,333
Foot Locker, Inc.                                      18,350             459
Four Seasons Hotels, Inc.                              52,879           3,516
Gannett Co., Inc.                                       3,300             241
Gap, Inc. (The)                                       160,340           3,385
Gillette Co. (The)                                     83,500           4,481
Google, Inc. Class A (AE)                              40,645          11,696
GTECH Holdings Corp.                                   11,500             345
Harman International Industries, Inc.                   7,388             635
Hilton Hotels Corp.                                    24,500             606
Home Depot, Inc.                                       63,100           2,745
Interpublic Group of Cos., Inc. (The) (AE)             25,100             314
JC Penney Co., Inc. Holding Co.                       139,100           7,809
Jones Apparel Group, Inc.                               9,900             303
Kimberly-Clark Corp.                                   43,480           2,772
Kohl's Corp. (AE)                                     129,000           7,269
Liberty Media Corp. Class A (AE)                      261,550           2,299
Limited Brands, Inc.                                   21,650             528
Linens 'N Things, Inc. (AE)                            20,500             538
Liz Claiborne, Inc.                                     5,300             221
Lowe's Cos., Inc.                                      83,099           5,503
Marriott International, Inc. Class A                   19,470           1,333
Marvel Enterprises, Inc. (AE)(N)                       33,500             650
Mattel, Inc.                                            9,800             183
McDonald's Corp.                                      413,400          12,886
MGM Mirage (AE)                                        73,588           3,345
Newell Rubbermaid, Inc.                                46,850           1,165
Nike, Inc. Class B                                     63,584           5,328
Nordstrom, Inc.                                        44,200           1,636
Office Depot, Inc. (AE)                                70,700           2,006
Omnicom Group                                          28,600           2,427
PETsMART, Inc.                                         17,700             527
Reebok International, Ltd.                              2,700             114
Regal Entertainment Group Class A                      27,900             539
Royal Caribbean Cruises, Ltd. (N)                      91,896           4,177
RR Donnelley & Sons Co.                               104,569           3,770
Sears Holdings Corp. (AE)                               6,800           1,049
Sirius Satellite Radio, Inc. (AE)(N)                  197,200           1,345
Starbucks Corp. (AE)                                   40,870           2,148
Starwood Hotels & Resorts Worldwide, Inc. (o)          71,600           4,534
Target Corp.                                           49,771           2,924
Tech Data Corp. (AE)                                    7,600             295
Time Warner, Inc. (AE)                                234,300           3,988
Urban Outfitters, Inc. (AE)                            17,400           1,056
VeriSign, Inc. (AE)                                    32,000             842
VF Corp.                                                7,700             455
Viacom, Inc. Class B                                   97,920           3,279
Wal-Mart Stores, Inc.                                  72,500           3,578
Walt Disney Co.                                       178,470           4,576
Waste Management, Inc.                                 90,650           2,549
Wynn Resorts, Ltd. (AE)                                13,729             773

                                                                Equity I Fund  3

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc. Class A (AE)         26,900             958
Yahoo!, Inc. (AE)                                      96,320           3,211
Yum! Brands, Inc.                                      55,757           2,919
                                                                 ------------
                                                                      174,674
                                                                 ------------

Consumer Staples - 7.5%
Altria Group, Inc.                                    236,130          15,811
Campbell Soup Co.                                      35,800           1,104
Coca-Cola Co. (The)                                    67,400           2,949
Colgate-Palmolive Co.                                  66,100           3,499
CVS Corp.                                             274,568           8,520
Dean Foods Co. (AE)                                    20,050             716
Kellogg Co.                                            70,260           3,184
Kroger Co. (The) (AE)                                  35,400             703
Molson Coors Brewing Co. Class B                        6,500             408
PepsiCo, Inc.                                         335,890          18,316
Procter & Gamble Co.                                  368,238          20,485
Reynolds American, Inc.                                 7,400             617
Sara Lee Corp.                                         22,300             444
Smithfield Foods, Inc. (AE)                             4,100             107
SUPERVALU, Inc. (AE)                                    3,800             135
Sysco Corp.                                            60,800           2,192
Unilever NV                                             2,800             187
UST, Inc.                                              11,200             515
Walgreen Co.                                           59,564           2,851
Whole Foods Market, Inc.                               14,310           1,954
                                                                 ------------
                                                                       84,697
                                                                 ------------

Financial Services - 16.1%
ACE, Ltd.                                               5,300             245
Allstate Corp. (The)                                   67,480           4,134
American Express Co.                                  126,650           6,966
American International Group, Inc.                    110,400           6,646
Aon Corp.                                              77,300           1,967
Astoria Financial Corp.                                 8,400             235
Automatic Data Processing, Inc.                        22,000             977
Bank of America Corp.                                 474,441          20,686
Bank of New York Co., Inc. (The)                       15,700             483
BB&T Corp.                                             12,800             535
Capital One Financial Corp.                            37,600           3,102
Chicago Mercantile Exchange                            12,224           3,680
Chubb Corp.                                             8,700             773
Citigroup, Inc.                                       396,336          17,241
Comerica, Inc.                                          9,800             599
Commerce Bancorp, Inc.                                 25,900             879
Countrywide Financial Corp.                            99,430           3,579
Deluxe Corp.                                            8,650             346
E*Trade Financial Corp. (AE)                            7,800             121
Equity Office Properties Trust (o)                     15,000             532
Equity Residential (o)                                 10,400             420
Fannie Mae                                            120,490           6,731
Freddie Mac                                            44,900           2,841
Genworth Financial, Inc. Class A                       55,600           1,744
Goldman Sachs Group, Inc.                             108,690          11,682
Hartford Financial Services Group, Inc.               107,230           8,640
Host Marriott Corp. (o)                                14,150             264
Hudson City Bancorp, Inc.                              33,650             398
Huntington Bancshares, Inc.                            12,900             322
iShares Russell 1000 Value Index Fund                  13,100             900
JPMorgan Chase & Co.                                  413,000          14,513
KeyCorp                                                19,900             681
Lehman Brothers Holdings, Inc.                         38,129           4,008
Lincoln National Corp.                                 60,200           2,908
Loews Corp.                                            17,800           1,489
MBIA, Inc.                                              5,000             304
MBNA Corp.                                            111,700           2,810
Merrill Lynch & Co., Inc.                              35,000           2,057
Metlife, Inc.                                         107,280           5,272
MGIC Investment Corp.                                   5,300             363
Morgan Stanley                                         52,900           2,806
National City Corp.                                    26,610             982
North Fork Bancorporation, Inc.                        18,200             498
PartnerRe, Ltd. (N)                                     3,500             227
Paychex, Inc.                                          61,900           2,161
PMI Group, Inc. (The)                                   4,100             168
PNC Financial Services Group, Inc.                     51,800           2,840
Prudential Financial, Inc.                             31,320           2,095
RenaissanceRe Holdings, Ltd. (N)                        3,600             162
SLM Corp.                                              84,378           4,345
St. Paul Travelers Cos., Inc. (The)                   171,914           7,568
SunTrust Banks, Inc.                                   49,910           3,629
T Rowe Price Group, Inc.                               22,930           1,521
Torchmark Corp.                                         3,400             178
Trizec Properties, Inc. (o)                            55,900           1,228
UBS AG (N)                                              7,384             605
UCBH Holdings, Inc. (N)                                24,566             449
UnumProvident Corp.                                    23,000             440
US Bancorp                                             15,974             480
Wachovia Corp.                                         38,100           1,919
Waddell & Reed Financial, Inc. Class A                  9,200             179
Washington Mutual, Inc.                                45,885           1,949

 4  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wells Fargo & Co.                                      58,238           3,572
XL Capital, Ltd. Class A                                2,900             208
                                                                 ------------
                                                                      182,282
                                                                 ------------

Health Care - 13.8%
Abbott Laboratories                                    97,390           4,541
Aetna, Inc.                                            19,190           1,485
AmerisourceBergen Corp.                                17,250           1,238
Amgen, Inc. (AE)                                      219,998          17,545
Bausch & Lomb, Inc.                                    12,900           1,092
Bristol-Myers Squibb Co.                               31,150             778
Cardinal Health, Inc.                                  38,700           2,306
Caremark Rx, Inc. (AE)                                105,260           4,692
CR Bard, Inc.                                          22,130           1,478
DaVita, Inc. (AE)                                      16,700             789
Eli Lilly & Co.                                        76,200           4,292
Genentech, Inc. (AE)                                  215,746          19,273
Genzyme Corp. (AE)                                      8,864             660
Gilead Sciences, Inc. (AE)                             57,720           2,586
HCA, Inc.                                               5,800             286
Health Net, Inc. (AE)                                  44,800           1,738
Human Genome Sciences, Inc. (AE)                       38,400             563
IVAX Corp. (AE)                                        53,200           1,356
Johnson & Johnson                                     361,968          23,151
Kinetic Concepts, Inc. (AE)                            15,500             929
McKesson Corp.                                         51,100           2,299
Medco Health Solutions, Inc. (AE)                      47,700           2,311
MedImmune, Inc. (AE)                                   55,750           1,584
Medtronic, Inc.                                       162,944           8,789
Merck & Co., Inc.                                      80,610           2,504
Novartis AG - ADR                                      73,400           3,575
Omnicare, Inc.                                         11,000             507
PacifiCare Health Systems, Inc. (AE)                    8,569             653
Pfizer, Inc.                                          239,500           6,347
Quest Diagnostics, Inc.                                26,918           1,382
Sanofi-Aventis - ADR                                  103,932           4,500
Schering-Plough Corp.                                  89,600           1,865
Sepracor, Inc. (AE)                                    19,090             999
St. Jude Medical, Inc. (AE)                            51,250           2,430
Stryker Corp.                                          36,600           1,980
Tenet Healthcare Corp. (AE)                            84,150           1,022
Triad Hospitals, Inc. (AE)                             15,200             755
UnitedHealth Group, Inc.                              197,308          10,319
Valeant Pharmaceuticals International (N)              22,100             436
WellPoint, Inc. (AE)                                   40,580           2,871
Wyeth                                                  80,500           3,683
Zimmer Holdings, Inc. (AE)                             55,484           4,570
                                                                 ------------
                                                                      156,159
                                                                 ------------

Integrated Oils - 5.1%
Amerada Hess Corp.                                      2,600             306
BP PLC - ADR                                           43,880           2,891
Chevron Corp.                                          42,758           2,480
ConocoPhillips                                        295,420          18,490
Exxon Mobil Corp.                                     187,230          11,000
Marathon Oil Corp.                                     87,003           5,078
Occidental Petroleum Corp.                            130,700          10,754
Suncor Energy, Inc.                                    50,400           2,465
Total SA - ADR                                         18,190           2,274
Unocal Corp.                                           35,750           2,318
                                                                 ------------
                                                                       58,056
                                                                 ------------

Materials and Processing - 3.4%
Air Products & Chemicals, Inc.                         34,900           2,086
Archer-Daniels-Midland Co.                             87,581           2,009
BASF AG - ADR                                          41,200           2,917
Bayer AG - ADR                                         22,250             794
Bemis Co.                                               4,000             108
Bowater, Inc.                                          17,150             580
Bunge, Ltd. (N)                                         5,000             307
Cemex SA de CV -ADR                                    23,500           1,108
Ceradyne, Inc. (AE)                                    20,800             663
Cia Vale do Rio Doce Class A                           29,000             944
Corn Products International, Inc.                      76,200           1,834
Dow Chemical Co. (The)                                 55,680           2,670
Eastman Chemical Co.                                    7,900             437
EI Du Pont de Nemours & Co.                            38,600           1,647
Freeport-McMoRan Copper & Gold, Inc. Class B           10,275             414
Hercules, Inc. (AE)                                     7,500             105
Hughes Supply, Inc.                                    30,900             878
International Paper Co.                               118,180           3,734
Lubrizol Corp.                                          8,950             394
Lyondell Chemical Co.                                  23,575             659
Martin Marietta Materials, Inc.                         4,900             356
Masco Corp.                                            60,920           2,066
Monsanto Co.                                           27,100           1,826
Mosaic Co. (The) (AE)                                 143,000           2,488
Pactiv Corp. (AE)                                      14,250             314
PPG Industries, Inc.                                   40,550           2,637
Smurfit-Stone Container Corp. (AE)                     20,500             249
Sonoco Products Co.                                     6,300             175
St. Joe Co. (The)                                      20,466           1,666

                                                                Equity I Fund  5

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Syngenta AG - ADR                                     100,363           2,087
United States Steel Corp.                              11,700             499
                                                                 ------------
                                                                       38,651
                                                                 ------------

Miscellaneous - 3.8%
3M Co.                                                 43,200           3,240
ABB, Ltd. - ADR (AE)                                   27,750             189
Eaton Corp.                                             8,900             582
Fortune Brands, Inc.                                   11,370           1,075
General Electric Co.                                  686,482          23,684
Honeywell International, Inc.                         108,100           4,246
ITT Industries, Inc.                                   10,690           1,137
Johnson Controls, Inc.                                 23,000           1,321
SPX Corp.                                               8,950             438
Textron, Inc.                                           7,300             541
Tyco International, Ltd.                              229,650           6,997
                                                                 ------------
                                                                       43,450
                                                                 ------------

Other Energy - 3.4%
Apache Corp.                                           44,500           3,044
Baker Hughes, Inc.                                      9,600             543
Canadian Natural Resources, Ltd.                       11,200             466
Devon Energy Corp.                                     36,980           2,074
Diamond Offshore Drilling, Inc. (N)                     7,300             416
El Paso Corp.                                          46,600             559
ENSCO International, Inc.                               9,800             396
EOG Resources, Inc.                                    34,200           2,089
GlobalSantaFe Corp.                                     4,600             207
Halliburton Co.                                       198,700          11,137
National-Oilwell Varco, Inc. (AE)                      17,000             890
Newfield Exploration Co. (AE)                          20,400             867
Noble Corp.                                             4,450             299
NRG Energy, Inc. (AE)                                  29,000           1,112
Peabody Energy Corp.                                   18,770           1,234
Premcor, Inc.                                          23,600           1,809
Pride International, Inc. (AE)                         11,900             309
Reliant Energy, Inc. (AE)                             274,050           3,634
Schlumberger, Ltd.                                     56,100           4,698
Williams Cos., Inc.                                    42,320             899
XTO Energy, Inc.                                       42,600           1,495
                                                                 ------------
                                                                       38,177
                                                                 ------------

Producer Durables - 6.4%
Agilent Technologies, Inc. (AE)                        39,650           1,040
Applied Materials, Inc.                               126,250           2,331
Boeing Co.                                            202,190          13,347
Caterpillar, Inc.                                     175,295           9,450
Cooper Industries, Ltd. Class A                         2,300             148
Deere & Co.                                           168,430          12,385
DR Horton, Inc.                                        28,300           1,163
Empresa Brasileira de Aeronautica SA - ADR              4,900             158
Goodrich Corp.                                         27,300           1,208
Herman Miller, Inc.                                    23,200             741
Hubbell, Inc. Class B                                   4,500             204
Illinois Tool Works, Inc.                              46,060           3,945
Ingersoll-Rand Co. Class A                              3,100             242
Joy Global, Inc.                                       28,250           1,160
KB Home                                                18,172           1,488
Lennar Corp. Class A                                   28,654           1,928
Lockheed Martin Corp.                                  92,261           5,757
MDC Holdings, Inc.                                     14,788           1,263
Northrop Grumman Corp.                                 74,220           4,115
Parker Hannifin Corp.                                   2,100             138
Pitney Bowes, Inc.                                      3,500             156
Pulte Homes, Inc.                                       1,600             150
Roper Industries, Inc.                                 14,070           1,080
Teradyne, Inc. (AE)                                    67,350           1,046
Thermo Electron Corp. (AE)                             87,400           2,610
Toll Brothers, Inc. (AE)                               15,156             840
United Technologies Corp.                              85,960           4,358
WW Grainger, Inc.                                      11,600             723
                                                                 ------------
                                                                       73,174
                                                                 ------------

Technology - 11.6%
ADC Telecommunications, Inc. (AE)                      14,271             373
Adobe Systems, Inc.                                    15,034             446
Agere Systems, Inc. (AE)                               16,100             180
Akamai Technologies, Inc. (AE)(N)                      65,500           1,000
Altera Corp. (AE)                                      50,500           1,104
Alvarion, Ltd. (AE)(N)                                 47,200             449
Apple Computer, Inc. (AE)                              27,190           1,160
Arrow Electronics, Inc. (AE)                           26,400             793
AU Optronics Corp. - ADR (AE)                          64,113           1,017
Avnet, Inc. (AE)                                       79,500           2,081
BearingPoint, Inc. (AE)                               170,100           1,397
Broadcom Corp. Class A (AE)                            88,230           3,774
Celestica, Inc. (AE)                                   46,450             541
Cisco Systems, Inc. (AE)                              121,700           2,331
Comverse Technology, Inc. (AE)                         58,380           1,476
Corning, Inc. (AE)                                     94,210           1,795
Dell, Inc. (AE)                                       120,410           4,873
Electronic Data Systems Corp.                          17,700             364
EMC Corp. (AE)                                        118,370           1,620
Flextronics International, Ltd. (AE)                   12,500             169
General Dynamics Corp.                                 31,464           3,624

 6  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Hewlett-Packard Co.                                   262,277           6,457
Ingram Micro, Inc. Class A (AE)                        13,300             248
Intel Corp.                                           211,460           5,739
International Business Machines Corp.                  48,600           4,057
Juniper Networks, Inc. (AE)                           321,950           7,724
L-3 Communications Holdings, Inc.                      32,600           2,550
LG.Philips LCD Co., Ltd. - ADR (AE)                     8,350             192
Lucent Technologies, Inc. (AE)                         29,200              86
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             29,400             760
Macrovision Corp. (AE)                                 23,900             522
Marvell Technology Group, Ltd. (AE)                    28,770           1,257
Maxim Integrated Products, Inc.                       118,800           4,974
Microsoft Corp.                                       970,673          24,859
Motorola, Inc.                                        302,730           6,412
National Semiconductor Corp.                           78,000           1,927
NVIDIA Corp. (AE)(N)                                   53,100           1,437
Oracle Corp. (AE)                                     759,780          10,318
PerkinElmer, Inc.                                      51,700           1,085
Qualcomm, Inc.                                        180,855           7,142
Research In Motion, Ltd. (AE)                          10,500             742
Rockwell Automation, Inc.                              34,900           1,798
SanDisk Corp. (AE)(N)                                  35,100           1,187
Sanmina-SCI Corp. (AE)                                395,150           1,889
Seagate Technology, Inc. (AE)                           9,400              --
Silicon Image, Inc. (AE)(N)                            49,100             580
Solectron Corp. (AE)                                   54,000             207
Tellabs, Inc. (AE)                                      9,600              93
Texas Instruments, Inc.                               211,060           6,703
Unisys Corp. (AE)                                      17,700             115
                                                                 ------------
                                                                      131,627
                                                                 ------------

Utilities - 4.4%
Alltel Corp.                                            4,500             299
America Movil SA de CV Class L                         40,800             908
American Electric Power Co., Inc.                       4,600             178
BellSouth Corp.                                       209,600           5,785
Comcast Corp. Class A (AE)                            135,183           4,154
Dominion Resources, Inc.                               36,490           2,695
DTE Energy Co.                                          4,700             221
Entergy Corp.                                          40,100           3,125
Liberty Global, Inc. Class A (AE)                      46,301           2,197
Progress Energy, Inc.                                  10,000             446
Puget Energy, Inc.                                      3,600              84
Questar Corp.                                          18,520           1,300
SBC Communications, Inc.                               49,600           1,213
Sempra Energy                                           7,800             332
Sprint Corp.                                          637,500          17,149
Telephone & Data Systems, Inc.                         13,500             539
Telephone & Data Systems, Inc. Special shares          21,150             809
TXU Corp.                                              51,395           4,454
Verizon Communications, Inc.                          125,649           4,301
Wisconsin Energy Corp.                                  5,900             237
Xcel Energy, Inc.                                       6,400             124
                                                                 ------------
                                                                       50,550
                                                                 ------------

TOTAL COMMON STOCKS
(cost $909,604)                                                     1,065,119
                                                                 ------------

LONG-TERM INVESTMENTS - 0.0%

Corporate Bonds and Notes - 0.0%
Delta Air Lines, Inc.
   8.000% due 06/03/23                                    350              96
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $218)                                                                96
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.5%
Frank Russell Investment Company Money Market
   Fund                                            67,888,285          67,888
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  6,000           5,978
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $73,866)                                                         73,866
                                                                 ------------

OTHER SECURITIES - 2.6%
Frank Russell Investment Company Money Market
   Fund (X)                                        10,279,549          10,280
State Street Securities Lending Quality Trust
   (X)                                             19,171,435          19,171
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $29,451)                                                         29,451
                                                                 ------------

TOTAL INVESTMENTS - 103.0%
(identified cost $1,013,139)                                        1,168,532

OTHER ASSETS AND LIABILITIES,

NET - (3.0%)                                                          (34,160)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,134,372
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                                Equity I Fund  7

FRANK RUSSELL INVESTMENT COMPANY
EQUITY I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                      UNREALIZED
                                                    NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                    AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                   $                  $
-----------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/05 (16)                              5,375                144
Russell 1000 Mini Index (CME)
   expiration date 09/05 (10)                                672                 17
S&P 500 E-Mini Index (CME)
   expiration date 09/05 (206)                            12,739                335
S&P 500 Index (CME)
   expiration date 09/05 (112)                            34,630                698
S&P Midcap 400 Index (CME)
   expiration date 09/05 (47)                             16,982              1,050
                                                                    ---------------
Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                     2,244
                                                                    ===============

See accompanying notes which are an integral part of the schedules of investments.

 8  Equity I Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 95.4%

Auto and Transportation - 4.5%
ArvinMeritor, Inc.                                     38,100             727
Autoliv, Inc.                                          85,970           3,830
Aviall, Inc. (AE)                                      17,900             606
Celadon Group, Inc. (AE)                                5,300             106
CNF, Inc.                                              16,300             841
Dana Corp.                                             73,200           1,150
Delphi Corp.                                           56,300             298
DryShips, Inc. (N)                                     52,800             755
Expeditors International Washington, Inc.              13,516             744
Forward Air Corp.                                      32,300           1,126
Frontier Airlines, Inc. (AE)                           18,600             228
General Maritime Corp. (N)                             28,700           1,119
Gentex Corp.                                           40,381             720
Grupo TMM SA - ADR
   Series A (AE)                                       79,200             291
Hayes Lemmerz International, Inc. (AE)                 24,600             193
HUB Group, Inc. Class A (AE)                            3,920             121
JB Hunt Transport Services, Inc.                       56,840           1,116
JetBlue Airways Corp. (AE)                             36,822             773
Kansas City Southern (AE)                              32,000             722
Laidlaw International, Inc.                            87,950           2,260
Marten Transport, Ltd. (AE)                             7,900             198
Martin Midstream Partners, LP                          31,725           1,052
Navistar International Corp. (AE)                      24,000             820
Offshore Logistics, Inc. (AE)                          19,550             704
OMI Corp. (N)                                          63,200           1,139
Overseas Shipholding Group, Inc.                       31,300           1,942
Pacer International, Inc. (AE)                         26,500             671
Polaris Industries, Inc.                               14,920             825
Republic Airways Holdings, Inc. (AE)                   20,000             272
SCS Transportation, Inc. (AE)                          11,600             210
Skywest, Inc.                                          35,800             743
Stolt-Nielsen SA - ADR                                  9,600             327
Swift Transportation Co., Inc. (AE)                    12,200             268
TBC Corp. (AE)                                          4,093             116
Teekay Shipping Corp. (N)                              25,000           1,150
Tenneco Automotive, Inc. (AE)                          44,830             845
TRW Automotive Holdings Corp. (AE)                     19,300             514
US Xpress Enterprises, Inc. Class A (AE)(N)             5,000              66
UTI Worldwide, Inc. (N)                                33,334           2,379
Visteon Corp.                                         102,000             908
Wabtec Corp.                                          101,864           2,488
World Air Holdings, Inc. (AE)                          31,400             395
Yellow Roadway Corp. (AE)                              56,900           3,011
                                                                 ------------
                                                                       38,769
                                                                 ------------

Consumer Discretionary - 19.5%
Abercrombie & Fitch Co. Class A                        23,700           1,708
ABM Industries, Inc.                                   24,400             478
Activision, Inc. (AE)                                  76,500           1,556
Adesa, Inc.                                            59,100           1,430
Administaff, Inc.                                       6,850             175
Advance Auto Parts, Inc. (AE)                          53,700           3,703
Advisory Board Co. (The) (AE)                          32,443           1,693
Advo, Inc.                                             23,164             814
Alliance Gaming Corp. (AE)(N)                          41,600             637
American Eagle Outfitters, Inc.                        12,800             422
American Greetings Corp. Class A                       44,400           1,130
AMN Healthcare Services, Inc. (AE)                    106,600           1,803
aQuantive, Inc. (AE)(N)                                44,500             839
Arbitron, Inc.                                         25,830           1,072
Asbury Automotive Group, Inc. (AE)                     15,850             269
Atari, Inc. (AE)                                       13,700              37
Banta Corp.                                            23,900           1,141
BJ's Restaurants, Inc. (AE)                             5,641             137
Borders Group, Inc.                                    55,100           1,367
Brightpoint, Inc. (AE)                                 13,900             337
Brink's Co. (The)                                      32,300           1,168
Brown Shoe Co., Inc.                                   14,600             576
Buckle, Inc. (The)                                      1,800              78
Cato Corp. (The) Class A                               21,150             448
Central European Distribution Corp. (AE)               57,800           2,158
Central Garden and Pet Co. (AE)                        19,700             988
Century Business Services, Inc. (AE)                    5,200              24
Charming Shoppes, Inc. (AE)                           202,273           2,373
Cheesecake Factory (The) (AE)                          20,414             730
Chemed Corp.                                           51,557           2,217
Children's Place Retail Stores, Inc. (The) (AE)         9,200             420
Choice Hotels International, Inc.                      18,100           1,200
ChoicePoint, Inc. (AE)                                 31,400           1,369
Circuit City Stores, Inc.                              77,729           1,419
Claire's Stores, Inc.                                  53,400           1,357
CNET Networks, Inc. (AE)                               29,800             382
CNS, Inc.                                              50,100           1,273
Cogent, Inc. (AE)                                      28,000             842
Coldwater Creek, Inc. (AE)                              4,700             130
Convergys Corp. (AE)                                  100,140           1,457
Corporate Executive Board Co.                          47,050           3,796
Cosi, Inc. (AE)(N)                                     51,600             437
CoStar Group, Inc. (AE)(N)                             20,700             983
CRA International, Inc. (AE)(N)                        24,000           1,277
Cross Country Healthcare, Inc. (AE)                    67,200           1,327
Denny's Corp. (AE)                                    116,700             656
Design Within Reach, Inc. (AE)                         37,300             696
DeVry, Inc. (AE)                                       34,100             678

                                                               Equity II Fund  9

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Dick's Sporting Goods, Inc. (AE)                       21,000             834
Dillard's, Inc. Class A                                24,060             550
Dolby Laboratories, Inc. Class A (AE)                  32,500             618
Dollar Thrifty Automotive Group (AE)                    5,200             163
Domino's Pizza, Inc.                                   22,450             562
Dress Barn, Inc. (AE)                                   9,700             236
Earthlink, Inc. (AE)                                   58,400             557
Educate, Inc. (AE)(N)                                  29,800             461
Education Management Corp. (AE)                       151,662           5,270
Electronics Boutique Holdings Corp. (AE)               18,200           1,177
Entercom Communications Corp. (AE)                     46,400           1,472
Entravision Communications Corp. Class A (AE)(N)       27,300             233
Ethan Allen Interiors, Inc.                            29,800             983
EZCORP, Inc. Class A (AE)                              14,700             248
Famous Dave's of America, Inc. (AE)                    45,400             446
Federated Department Stores, Inc.                      13,500           1,024
Finish Line, Inc. (The) Class A                        27,309             494
Foot Locker, Inc.                                      35,000             875
FTI Consulting, Inc. (AE)                              30,450             734
Furniture Brands International, Inc.                   37,500             718
Gemstar-TV Guide International, Inc. (AE)             221,400             682
Getty Images, Inc. (AE)                                41,882           3,382
Gildan Activewear, Inc. (AE)                           23,900             701
Handleman Co.                                          37,600             666
Hartmarx Corp. (AE)                                    13,800             141
Hasbro, Inc.                                           86,800           1,904
Hearst-Argyle Television, Inc.                         88,530           2,219
Heidrick & Struggles International, Inc. (AE)           7,400             222
Helen of Troy, Ltd. (AE)(N)                            41,200             966
Hewitt Associates, Inc. Class A (AE)                   21,058             584
Insight Enterprises, Inc. (AE)                         37,099             757
International Game Technology                          18,829             515
International Speedway Corp. Class A                   14,800             860
ITT Educational Services, Inc. (AE)                    24,400           1,250
Jack in the Box, Inc. (AE)                             45,240           1,721
Jakks Pacific, Inc. (AE)                                7,300             125
Jo-Ann Stores, Inc. (AE)                               23,200             638
Jones Apparel Group, Inc.                              39,400           1,204
La-Z-Boy, Inc.                                         95,600           1,278
Labor Ready, Inc. (AE)                                 37,600             891
Lamar Advertising Co. Class A (AE)                     51,100           2,249
Leapfrog Enterprises, Inc. (AE)(N)                     40,500             505
Lee Enterprises, Inc.                                  24,000           1,027
Life Time Fitness, Inc. (AE)(N)                        86,700           2,913
Lin TV Corp. Class A (AE)                              64,000             910
Lithia Motors, Inc. Class A                             3,850             120
Liz Claiborne, Inc.                                    25,500           1,061
LKQ Corp. (AE)                                         45,050           1,388
Lone Star Steakhouse & Saloon, Inc.                       300               9
Luby's, Inc. (AE)                                       5,000              70
Marcus Corp.                                           22,700             488
Marvel Enterprises, Inc. (AE)(N)                       40,150             779
MAXIMUS, Inc.                                          11,100             424
McClatchy Co. Class A                                  14,900             992
Media General, Inc. Class A                            12,200             836
Men's Wearhouse, Inc. (AE)                             35,000           1,259
Mohawk Industries, Inc. (AE)                           18,500           1,625
Movado Group, Inc.                                      6,600             128
Movie Gallery, Inc.                                    20,280             509
MPS Group, Inc. (AE)                                   88,265           1,047
Nautilus Group, Inc. (N)                               50,200           1,399
Netease.com - ADR (AE)(N)                              14,800             871
Netratings, Inc. (AE)(N)                                4,500              68
Oakley, Inc.                                           50,400             941
Orient-Express Hotels, Ltd. Class A                   111,312           3,565
Pacific Sunwear of California, Inc. (AE)               78,300           1,910
Papa John's International, Inc. (AE)                   19,900             858
Payless Shoesource, Inc. (AE)                          43,600             847
Perry Ellis International, Inc. (AE)                    2,100              50
PETsMART, Inc.                                         16,592             494
Phillips-Van Heusen Corp.                              28,900             980
Pier 1 Imports, Inc.                                   25,900             368
Playtex Products, Inc. (AE)                            56,400             601
Polo Ralph Lauren Corp.                                55,700           2,743
Pre-Paid Legal Services, Inc.                          18,170             859
Providence Service Corp. (The) (AE)                    50,000           1,347
Radio One, Inc. Class D (AE)(N)                        59,600             787
RC2 Corp. (AE)                                         25,800           1,053
Reebok International, Ltd.                             25,000           1,057
Regal Entertainment Group Class A                       4,550              88
Rent-A-Center, Inc. (AE)                               21,000             443
Rent-Way, Inc. (AE)(N)                                 60,400             588
Resources Connection, Inc. (AE)(N)                     88,428           2,653
Retail Ventures, Inc. (AE)(N)                           7,100              98
Rocky Shoes & Boots, Inc. (AE)                          4,300             124
RR Donnelley & Sons Co.                                45,277           1,632
Russell Corp.                                          16,100             305
Ryan's Restaurant Group, Inc. (AE)                    119,200           1,553
Sabre Holdings Corp. Class A                           39,700             762
Scholastic Corp. (AE)                                  11,700             433
Scientific Games Corp. Class A (AE)                    47,000           1,287
SCP Pool Corp.                                         93,500           3,407
Select Comfort Corp. (AE)                              27,600             588
Service Corp. International                           101,400             879
ServiceMaster Co. (The)                                59,000             811
Shoe Carnival, Inc. (AE)                                5,012             124
Skechers U.S.A., Inc. Class A (AE)                     12,400             204
Sonic Automotive, Inc.                                 23,500             548

 10  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sourcecorp, Inc. (AE)                                   8,300             183
Speedway Motorsports, Inc.                             10,800             426
Sports Authority, Inc. (The) (AE)(N)                   49,500           1,574
Stage Stores, Inc. (AE)                                33,210           1,467
Stanley Works (The)                                    27,000           1,321
Steinway Musical Instruments, Inc. (AE)                 1,800              54
Stewart Enterprises, Inc. Class A                      40,400             303
Strayer Education, Inc.                                10,635           1,047
Tech Data Corp. (AE)                                   30,020           1,164
TeleTech Holdings, Inc. (AE)                           25,930             211
Tempur-Pedic International, Inc. (AE)(N)              161,014           2,771
Toro Co.                                                2,920             117
Tractor Supply Co. (AE)                                16,200             911
Trans World Entertainment, Corp. (AE)(N)               16,900             177
Trizetto Group, Inc. (The) (AE)                        41,900             674
True Religion Apparel, Inc. (AE)                       49,300             836
Tupperware Corp.                                       34,500             736
United Auto Group, Inc.                                18,900             668
United Stationers, Inc. (AE)                           13,500             700
USANA Health Sciences, Inc. (AE)(N)                    37,010           1,795
Vail Resorts, Inc. (AE)(N)                             22,950             652
Valassis Communications, Inc. (AE)                     25,400           1,005
Volcom, Inc.                                            7,600             256
Volt Information Sciences, Inc. (AE)                    1,800              47
Washington Post, Inc. Class B                           1,200           1,067
Watson Wyatt & Co. Holdings                            14,600             403
WESCO International, Inc. (AE)                         17,800             606
West Corp. (AE)                                        50,100           2,003
Wilsons The Leather Experts Inc. (AE)                  10,000              69
Wolverine World Wide, Inc.                             11,670             257
Yankee Candle Co., Inc.                                18,736             568
                                                                 ------------
                                                                      169,300
                                                                 ------------

Consumer Staples - 1.4%
7-Eleven, Inc. (AE)                                    14,500             491
Alliance One International, Inc.                        6,200              38
Allion Healthcare, Inc. (AE)                           12,500             239
Boston Beer Co., Inc. Class A (AE)                      3,200              69
Chiquita Brands International, Inc.                    40,800           1,231
Coca-Cola Bottling Co. Consolidated                    20,330           1,070
Constellation Brands, Inc. Class A (AE)                41,900           1,148
Great Atlantic & Pacific Tea Co. (AE)                  10,500             301
Longs Drug Stores Corp.                                25,490           1,106
Molson Coors Brewing Co. Class B                       45,700           2,865
Pathmark Stores, Inc. (AE)                             33,000             368
Pepsi Bottling Group, Inc.                             18,600             542
Pilgrim's Pride Corp.                                  14,440             546
Seaboard Corp.                                            600           1,031
Tootsie Roll Industries, Inc.                           6,889             216
Weis Markets, Inc.                                     30,700           1,253
                                                                 ------------
                                                                       12,514
                                                                 ------------

Financial Services - 17.9%
ACE Cash Express, Inc. (AE)                             9,722             229
Advent Software, Inc. (AE)                             75,700           1,819
Affiliated Managers Group, Inc. (AE)                   24,795           1,768
Alfa Corp.                                              6,200             102
Alliance Data Systems Corp. (AE)                      112,647           4,795
Allmerica Financial Corp. (AE)                         39,300           1,533
AMB Property Corp. (o)                                 35,800           1,646
American Financial Group, Inc.                         27,900             944
American Home Mortgage Investment Corp. (o)            43,260           1,662
American Physicians Capital, Inc. (AE)                  8,300             331
AmeriCredit Corp. (AE)                                 55,230           1,476
AmerUs Group Co. (N)                                   12,360             638
Annaly Mortgage Management, Inc. (o)                    5,500              88
Anthracite Capital, Inc. (o)                           24,700             295
Anworth Mortgage Asset Corp.                           46,200             434
Arden Realty, Inc. (o)                                 23,900             954
Aspen Insurance Holdings, Ltd.                         42,500           1,207
Associated Banc-Corp                                   44,220           1,506
Assured Guaranty, Ltd.                                 22,000             525
Astoria Financial Corp.                                 8,160             228
Axis Capital Holdings, Ltd.                            22,300             642
Bank of Hawaii Corp.                                   27,030           1,388
BankAtlantic Bancorp, Inc. Class A                     30,700             551
Bear Stearns Cos., Inc. (The)                           8,700             888
Bimini Mortgage Management, Inc. Class A (o)           11,500             152
BISYS Group, Inc. (The) (AE)                          146,400           2,303
BOK Financial Corp. (N)                                 7,220             351
Calamos Asset Management, Inc. Class A                  2,950              85
CapitalSource, Inc. (AE)(N)                           120,700           2,363
CarrAmerica Realty Corp. (o)                           17,100             664
Cathay General Bancorp                                 15,600             554
CB Richard Ellis Group, Inc. Class A (AE)              49,000           2,256
CBL & Associates Properties, Inc. (o)                  67,030           3,075
Central Pacific Financial Corp.                         6,030             220
CheckFree Corp. (AE)                                   43,800           1,483
Chemical Financial Corp.                                3,990             133
Chittenden Corp.                                       14,600             428
CIT Group, Inc.                                        18,300             808
City National Corp.                                    11,800             862
CNA Surety Corp. (AE)                                  78,000           1,131
Colonial BancGroup, Inc. (The)                        119,900           2,790
Commerce Group, Inc.                                    2,800             175

                                                              Equity II Fund  11

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Commercial Net Lease Realty (o)                        47,170             979
Community Bank System, Inc.                            44,000           1,058
CompuCredit Corp. (AE)(N)                               3,500             133
Conseco, Inc. (AE)                                     32,700             713
Correctional Properties Trust (o)                       4,600             139
Cousins Properties, Inc. (o)                           30,860           1,006
Crescent Real Estate Equities Co. (o)                  47,100             919
CVB Financial Corp.                                     7,500             161
Downey Financial Corp.                                  8,450             654
Entertainment Properties Trust (o)                      9,100             415
Equifax, Inc.                                          27,600           1,005
Equity One, Inc. (o)                                   17,300             412
Fair Isaac Corp.                                       24,000             903
Fidelity Bankshares, Inc. (N)                           6,300             197
Fidelity National Financial, Inc.                       4,300             169
First American Corp.                                   60,100           2,641
First Financial Bankshares, Inc. (N)                      100               4
First Marblehead Corp. (The) (AE)                      32,600           1,133
First Niagara Financial Group, Inc.                    29,014             427
FirstFed Financial Corp. (AE)                           4,030             252
FPIC Insurance Group, Inc. (AE)                        26,200             873
Fremont General Corp.                                  13,970             341
Fulton Financial Corp.                                  6,100             110
GATX Corp.                                             55,700           2,105
Glacier Bancorp, Inc. (N)                               3,900             111
Global Payments, Inc. (N)                              50,325           3,334
Hanmi Financial Corp.                                  27,200             517
HCC Insurance Holdings, Inc.                           24,150             669
Health Care REIT, Inc.                                 32,500           1,271
HealthExtras, Inc. (AE)                               123,900           2,464
Heritage Property Investment Trust (o)                 21,600             804
Highland Hospitality Corp. (o)                         10,800             131
Highwoods Properties, Inc. (o)                            300              10
Horace Mann Educators Corp.                            10,000             200
Hospitality Properties Trust (o)                       13,900             617
HRPT Properties Trust (o)                             196,420           2,532
Independence Community Bank Corp.                      42,582           1,576
Infinity Property & Casualty Corp. (N)                 18,000             638
Innkeepers USA Trust (o)                               39,000             599
Investment Technology Group, Inc. (AE)                 84,400           2,162
Investors Financial Services Corp.                     54,900           1,890
IPC Holdings, Ltd.                                     28,900           1,169
iStar Financial, Inc. (o)                              21,900             937
Jack Henry & Associates, Inc.                          80,600           1,552
Jefferies Group, Inc. (AE)                             28,600           1,182
Jones Lang LaSalle, Inc. (AE)                          21,750           1,071
Knight Capital Group, Inc. Class A (AE)               100,968             798
La Quinta Corp. (AE)(o)                               259,536           2,336
LandAmerica Financial Group, Inc.                      47,421           2,972
Lexington Corporate Properties Trust (o)               29,700             712
Liberty Property Trust (o)                              6,000             269
Luminent Mortgage Capital, Inc. (o)                    91,900             977
Macerich Co. (The) (o)                                 21,200           1,489
Mack-Cali Realty Corp. (o)                             37,800           1,811
Markel Corp. (AE)                                       6,700           2,251
McGrath Rentcorp                                       34,300             891
Mercantile Bankshares Corp.                             2,300             128
Mercury General Corp.                                  10,300             594
MeriStar Hospitality Corp. (AE)(o)                     61,300             547
MFA Mortgage Investments, Inc.                         44,300             308
MoneyGram International, Inc.                          10,000             210
Montpelier Re Holdings, Ltd. (N)                       32,500           1,167
Nasdaq Stock Market, Inc. (The) (AE)                   32,600             738
National Penn Bancshares, Inc.                          4,987             136
Nationwide Financial Services, Inc. Class A            20,300             803
New Century Financial Corp.                            15,700             822
NewAlliance Bancshares, Inc.                           27,200             393
North Fork Bancorporation, Inc.                        33,500             918
OceanFirst Financial Corp.                              6,300             151
Odyssey Re Holdings Corp. (N)                          12,500             317
Ohio Casualty Corp.                                     9,655             247
Old Republic International Corp.                       48,300           1,268
Omega Healthcare Investors, Inc. (o)                   12,400             173
Pan Pacific Retail Properties, Inc. (o)                 3,000             209
PFF Bancorp, Inc.                                       9,775             302
Portfolio Recovery Associates, Inc. (AE)(N)            59,740           2,521
Primus Guaranty, Ltd. (AE)(N)                          54,500             741
ProAssurance Corp. (AE)                                36,820           1,582
Protective Life Corp.                                  35,400           1,542
Provident Bankshares Corp.                             11,498             391
Provident Financial Services, Inc.                     24,100             426
PS Business Parks, Inc. (o)                            10,400             483
R&G Financial Corp. Class B                             7,300             115
Radian Group, Inc.                                     21,000           1,083
Raymond James Financial, Inc.                          35,000           1,045
Redwood Trust, Inc. (o)                                36,700           1,993
Reinsurance Group of America, Inc.                     20,100             848
RenaissanceRe Holdings, Ltd.                           22,875           1,028
Republic Bancorp, Inc. Class A                         51,825           1,126
Rewards Network, Inc. (AE)                              6,900              37
Ryder System, Inc.                                     60,500           2,359
Safety Insurance Group, Inc. (N)                        4,200             152
Saxon Capital, Inc. (AE)                               32,300             520
Senior Housing Properties Trust (o)                    57,580           1,136
Sky Financial Group, Inc.                               8,100             231
SL Green Realty Corp. (o)                               3,980             277
Southwest Bancorp, Inc.                                37,000             849

 12  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sovereign Bancorp, Inc.                                41,000             984
Sovran Self Storage, Inc. (o)                          21,500           1,039
Stancorp Financial Group, Inc.                         30,908           2,669
State Auto Financial Corp.                              6,700             211
Sterling Bancshares, Inc.                              20,100             316
Sterling Financial Corp.                                4,500             100
Stewart Information Services Corp.                     15,350             722
Strategic Hotel Capital, Inc. (o)                      14,100             267
Sunstone Hotel Investors, Inc. (o)                     17,100             442
SVB Financial Group (AE)                               21,360           1,097
TCF Financial Corp.                                    21,000             577
TD Banknorth, Inc.                                     29,348             874
Trizec Properties, Inc. (o)                            61,900           1,360
UCBH Holdings, Inc. (N)                                52,600             961
UICI                                                   15,400             475
UMB Financial Corp.                                     2,390             154
United Rentals, Inc. (AE)                              16,500             307
Universal American Financial Corp. (AE)                36,400             896
Universal Health Realty Income Trust (o)                6,500             229
W Holding Co., Inc.                                    61,047             653
Waddell & Reed Financial, Inc. Class A                 48,200             937
Washington Federal, Inc.                               13,209             307
Webster Financial Corp.                                21,500           1,036
Whitney Holding Corp.                                  11,850             392
World Acceptance Corp. (AE)                               230               6
WR Berkley Corp.                                       73,305           2,744
Wright Express Corp. (AE)                              58,600           1,229
Zenith National Insurance Corp.                        18,460           1,286
Zions Bancorporation                                   14,200           1,015
                                                                 ------------
                                                                      155,374
                                                                 ------------

Health Care - 12.5%
Accelrys, Inc. (AE)(N)                                 70,300             386
Alkermes, Inc. (AE)(N)                                 59,600             924
Alliance Imaging, Inc. (AE)                            35,500             364
Allied Healthcare International, Inc. (AE)             60,500             430
Allscripts Healthcare Solutions, Inc. (AE)(N)         105,202           1,785
Amedisys, Inc. (AE)                                    21,600             845
American Dental Partners, Inc. (AE)                    12,500             345
American Healthways, Inc. (AE)(N)                      53,200           2,371
American Medical Systems Holdings, Inc. (AE)            3,960              92
Anadys Pharmaceuticals, Inc. (AE)                      43,000             522
Applera Corp. - Celera Genomics Group (AE)            135,000           1,666
Apria Healthcare Group, Inc. (AE)                       2,930              99
Arthrocare Corp. (AE)                                  50,219           1,837
Bausch & Lomb, Inc.                                    15,900           1,346
Bio-Rad Laboratories, Inc. Class A (AE)                34,900           2,095
Biosite, Inc. (AE)                                      1,350              74
Centene Corp. (AE)(N)                                   6,730             197
Charles River Laboratories International, Inc.
   (AE)                                                40,900           1,992
Community Health Systems, Inc. (AE)                    42,941           1,658
Connetics Corp. (AE)                                   13,760             257
Cooper Cos., Inc.                                       5,818             400
Coventry Health Care, Inc. (AE)                         5,500             389
Cytyc Corp. (AE)                                       48,100           1,201
Dade Behring Holdings, Inc.                            11,300             857
DaVita, Inc. (AE)                                     132,689           6,268
Digene Corp. (AE)                                      31,200             908
DJ Orthopedics, Inc. (AE)                              47,000           1,153
Edwards Lifesciences Corp. (AE)                        41,860           1,920
Flamel Technologies SA - ADR (AE)                      14,500             288
Foxhollow Technologies, Inc. (AE)(N)                   54,300           2,785
Genesis HealthCare Corp. (AE)(N)                       53,200           2,392
Gentiva Health Services, Inc. (AE)                     62,300           1,202
Haemonetics Corp. (AE)                                 23,300             984
Health Net, Inc. (AE)                                  26,700           1,036
HealthTronics, Inc. (AE)(N)                           168,400           2,169
Henry Schein, Inc. (AE)                                23,956           1,034
Hologic, Inc. (AE)                                     58,500           2,667
Human Genome Sciences, Inc. (AE)                       51,000             747
Idenix Pharmaceuticals, Inc. (AE)(N)                    9,781             249
IDX Systems Corp. (AE)                                 12,211             391
Immucor, Inc. (AE)                                     24,845             682
Intralase Corp. (AE)                                  110,475           2,303
Invitrogen Corp. (AE)                                  35,050           3,006
IRIS International, Inc. (AE)                          48,000             768
Kendle International, Inc. (AE)                        27,200             499
Kindred Healthcare, Inc. (AE)                          69,753           2,563
Kinetic Concepts, Inc. (AE)                             6,200             372
Kos Pharmaceuticals, Inc. (AE)                         15,656           1,119
Kyphon, Inc. (AE)                                      19,500             792
LHC Group, Inc. (AE)                                   14,900             262
Lifecore Biomedical, Inc. (AE)                         32,200             435
Lifeline Systems, Inc. (AE)                            35,300           1,211
LifePoint Hospitals, Inc. (AE)                          8,600             402
Lincare Holdings, Inc. (AE)                            74,586           3,009
Magellan Health Services, Inc. (AE)                    98,100           3,514
Matria Healthcare, Inc. (AE)                           61,600           2,177
Maxygen, Inc. (AE)                                      8,300              74
Medcath Corp. (AE)                                     22,000             599
Medicis Pharmaceutical Corp. Class A                   24,428             829
MedImmune, Inc. (AE)                                   38,100           1,082
Mentor Corp.                                           20,650           1,027
Myriad Genetics, Inc. (AE)(N)                          32,100             565

                                                              Equity II Fund  13

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nabi Biopharmaceuticals (AE)                           93,561           1,402
Neurocrine Biosciences, Inc. (AE)                      22,357           1,108
Orthofix International NV (AE)                         18,400             833
Parexel International Corp. (AE)                       24,600             489
Pediatrix Medical Group, Inc. (AE)                     28,400           2,227
Per-Se Technologies, Inc. (AE)                          3,650              84
Pharmacopeia Drug Discovery, Inc. (AE)(N)              43,100             175
PolyMedica Corp.                                       26,089             916
Radiation Therapy Services, Inc. (AE)                  15,900             415
Resmed, Inc. (AE)                                      19,128           1,282
Respironics, Inc. (AE)                                 68,050           2,579
Sepracor, Inc. (AE)                                     7,200             377
SFBC International, Inc. (AE)                          29,829           1,200
Sierra Health Services, Inc. (AE)                      19,170           1,293
Stericycle, Inc. (AE)                                  78,200           4,545
Steris Corp.                                           34,700             943
Sunrise Senior Living, Inc. (AE)(N)                     6,500             345
Sybron Dental Specialties, Inc. (AE)                   28,099           1,033
Symbion, Inc. (AE)                                      6,900             167
Symmetry Medical, Inc. (AE)                            42,900           1,069
Syneron Medical, Ltd. (AE)(N)                          33,400           1,288
Techne Corp. (AE)                                      21,950           1,077
Theravance, Inc. (AE)                                  17,986             378
Thoratec Corp. (AE)                                    38,700             639
United Surgical Partners International, Inc.
   (AE)                                                42,906           1,545
United Therapeutics Corp. (AE)(N)                      14,170             756
US Physical Therapy, Inc. (AE)                         22,200             405
Varian Medical Systems, Inc. (AE)                      27,964           1,098
VCA Antech, Inc. (AE)                                  69,700           1,655
Ventana Medical Systems, Inc. (AE)(N)                   9,180             394
Vertex Pharmaceuticals, Inc. (AE)(N)                   10,000             160
Viasys Healthcare, Inc. (AE)                            5,100             127
Watson Pharmaceuticals, Inc. (AE)                      18,050             603
Wright Medical Group, Inc. (AE)                        33,025             854
                                                                 ------------
                                                                      109,076
                                                                 ------------

Materials and Processing - 6.0%
Agrium, Inc.                                           57,800           1,322
Airgas, Inc.                                           31,573             931
Albany International Corp. Class A                     12,800             449
AM Castle & Co. (AE)                                   61,700             938
Apogee Enterprises, Inc.                                7,400             117
Armor Holdings, Inc. (AE)                              15,287             625
Ball Corp.                                             19,900             755
Bluegreen Corp. (AE)                                    5,000              89
Brady Corp. Class A                                    14,600             499
Building Material Holding Corp.                        15,400           1,280
Calgon Carbon Corp.                                    23,800             208
Cambrex Corp.                                          20,300             399
Chemtura Corp.                                         67,800           1,067
Chicago Bridge & Iron Co. NV                           15,468             432
Clarcor, Inc.                                          21,200             661
Comfort Systems USA, Inc. (AE)                         14,810             115
Compass Minerals International, Inc.                    5,700             145
Constar International, Inc. (AE)                       44,500             161
Crown Holdings, Inc. (AE)                              64,400           1,017
Cytec Industries, Inc.                                 59,200           2,686
EMCOR Group, Inc. (AE)                                  4,600             237
Energizer Holdings, Inc. (AE)                          12,440             795
Engelhard Corp.                                        55,200           1,584
Exide Technologies (AE)                                51,900             256
Gold Kist, Inc. (AE)                                   29,500             602
Granite Construction, Inc.                             10,000             342
Greatbatch, Inc. (AE)                                   4,800             116
HB Fuller Co.                                           3,150             109
Hercules, Inc. (AE)                                   123,700           1,732
Illumina, Inc. (AE)                                    42,500             476
Insituform Technologies, Inc. Class A (AE)             67,900           1,307
Jacuzzi Brands, Inc. (AE)                              77,200             838
Lafarge North America, Inc.                            41,500           2,896
Louisiana-Pacific Corp.                                37,500           1,006
LSI Industries, Inc.                                    4,900              73
Lubrizol Corp.                                         12,800             563
Martin Marietta Materials, Inc.                        31,100           2,261
Maverick Tube Corp. (AE)                                9,400             312
Metal Management, Inc.                                 44,500           1,050
Mosaic Co. (The) (AE)                                  34,300             597
Mueller Industries, Inc.                               16,400             480
NewMarket Corp. (AE)                                    7,900             133
NS Group, Inc. (AE)                                    15,567             661
Octel Corp.                                             7,200             124
Olympic Steel, Inc. (AE)(N)                            52,240             836
OM Group, Inc. (AE)                                    32,100             752
Pactiv Corp. (AE)                                      56,700           1,249
PolyOne Corp. (AE)                                     56,900             406
Precision Castparts Corp.                              10,100             909
Quanex Corp.                                           46,530           2,838
Quanta Services, Inc. (AE)                            196,400           2,066
Reliance Steel & Aluminum Co.                          12,900             603
Sealed Air Corp. (AE)                                  10,000             531
Symyx Technologies, Inc. (AE)(N)                       47,100           1,415
Terra Industries, Inc. (AE)                            60,350             507
Texas Industries, Inc.                                 14,500           1,068
Trammell Crow Co. (AE)                                  8,000             202
UAP Holding Corp.                                      21,400             415
Unifi, Inc. (AE)                                       40,400             175
United States Steel Corp.                              16,550             706
URS Corp. (AE)                                         27,939           1,046
USEC, Inc.                                             64,340           1,009

 14  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
USG Corp. (AE)                                         42,240           2,066
Washington Group International, Inc. (AE)              19,770           1,066
Wellman, Inc.                                           7,650              64
                                                                 ------------
                                                                       52,375
                                                                 ------------

Miscellaneous - 0.7%
Brunswick Corp.                                        32,800           1,527
Johnson Controls, Inc.                                 15,500             890
Trinity Industries, Inc.                               38,500           1,426
Walter Industries, Inc.                                26,549           1,182
Wesco Financial Corp.                                   3,800           1,334
                                                                 ------------
                                                                        6,359
                                                                 ------------

Other Energy - 6.9%
Alliance Resource Partners, LP                          6,900             579
Alpha Natural Resources, Inc. (AE)                     21,600             605
Arch Coal, Inc.                                        13,386             762
Berry Petroleum Co. Class A                             5,300             302
Cabot Oil & Gas Corp.                                   5,400             219
Cal Dive International, Inc. (AE)                      67,450           3,994
Consol Energy, Inc.                                    19,400           1,307
Cooper Cameron Corp. (AE)                              17,300           1,228
Core Laboratories NV (AE)                              40,082           1,291
Denbury Resources, Inc. (AE)                           61,300           2,869
Diamond Offshore Drilling, Inc.                        25,634           1,463
Dril-Quip, Inc. (AE)                                    5,400             179
Dynegy, Inc. Class A (AE)                              84,100             468
Enbridge Energy Partners, LP (N)                       19,300           1,092
ENSCO International, Inc.                              33,200           1,341
Frontier Oil Corp.                                     46,100           1,292
Goodrich Petroleum Corp. (AE)                          13,700             300
Grant Prideco, Inc. (AE)                               95,308           3,059
Helmerich & Payne, Inc.                                 2,800             160
Houston Exploration Co. (AE)                           51,290           2,964
Input/Output, Inc. (AE)                                41,500             300
McMoRan Exploration Co. (AE)                           28,800             509
Nabors Industries, Ltd. (AE)                           13,050             854
National-Oilwell Varco, Inc. (AE)                      50,415           2,639
NRG Energy, Inc. (AE)                                  73,700           2,826
Patterson-UTI Energy, Inc.                             36,000           1,182
Precision Drilling Corp. (AE)                          18,295             770
Pride International, Inc. (AE)                         46,800           1,218
Quicksilver Resources, Inc. (AE)(N)                    29,200           1,237
Range Resources Corp. (N)                              62,397           1,906
Rowan Cos., Inc.                                       19,389             662
Smith International, Inc.                              15,800           1,073
Stone Energy Corp. (AE)                                15,100             803
Superior Energy Services, Inc. (AE)                     3,186              68
Swift Energy Co. (AE)                                  33,543           1,368
Talisman Energy, Inc.                                  22,500             982
TEPPCO Partners, LP                                    27,500           1,153
Tetra Technologies, Inc. (AE)                          22,947             915
Todco Class A (AE)                                    187,467           5,757
Unit Corp. (AE)                                        14,840             705
Universal Compression Holdings, Inc. (AE)              54,320           2,203
Veritas DGC, Inc. (AE)                                 45,898           1,414
Vintage Petroleum, Inc.                                 6,250             220
Whiting Petroleum Corp. (AE)                           31,600           1,262
XTO Energy, Inc.                                       65,587           2,301
                                                                 ------------
                                                                       59,801
                                                                 ------------

Producer Durables - 6.5%
AGCO Corp. (AE)                                        51,200           1,059
American Tower Corp. Class A (AE)                      57,000           1,310
Ametek, Inc.                                           12,400             511
AO Smith Corp.                                          2,750              74
Applied Industrial Technologies, Inc. (N)              23,100             825
ARGON ST, Inc. (AE)                                    23,280             809
Arris Group, Inc. (AE)                                 66,700             736
Asyst Technologies, Inc. (AE)                          38,200             197
ATMI, Inc. (AE)(N)                                     27,600             878
Audiovox Corp. Class A (AE)                            28,800             519
Axcelis Technologies, Inc. (AE)                       145,600           1,006
BE Aerospace, Inc. (AE)                                24,400             428
Briggs & Stratton Corp.                                27,500           1,028
Bucyrus International, Inc. Class A                    22,558             961
Cascade Corp.                                          28,700           1,267
Cascade Microtech, Inc. (AE)                           40,600             543
CNH Global NV                                          45,980             964
Cognex Corp.                                           29,000             968
Crane Co.                                               1,400              44
Credence Systems Corp. (AE)                            81,804             891
Crown Castle International Corp. (AE)                  74,300           1,617
Curtiss-Wright Corp.                                    1,770             109
Cymer, Inc. (AE)                                       26,300             913
Dionex Corp. (AE)                                      11,500             531
Dominion Homes, Inc. (AE)                               3,900              84
DR Horton, Inc.                                        25,801           1,060
ESCO Technologies, Inc. (AE)                            1,350             148
Esterline Technologies Corp. (AE)                       6,950             297
Flowserve Corp. (AE)                                   14,400             488
Genlyte Group, Inc. (AE)                               14,680             754
Graco, Inc.                                            18,500             707
Headwaters, Inc. (AE)(N)                               24,000           1,026
HNI Corp.                                               2,800             163
IDEX Corp.                                             33,448           1,461
Itron, Inc. (AE)                                       16,900             819
JLG Industries, Inc.                                   16,650             522

                                                              Equity II Fund  15

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Joy Global, Inc.                                       35,794           1,470
KB HOME                                                 6,800             557
Kennametal, Inc.                                       20,779             988
Kimball International, Inc. Class B                     5,660              76
Kulicke & Soffa Industries, Inc. (AE)                  81,900             793
Lennar Corp. Class A                                   16,700           1,123
Levitt Corp. Class A (N)                               13,900             445
LTX Corp. (AE)                                         35,000             231
Manitowoc Co., Inc.                                    23,400           1,068
MDC Holdings, Inc.                                     19,015           1,624
Meritage Homes Corp. (AE)                              33,400           3,105
Milacron, Inc. (AE)                                   116,858             219
Mykrolis Corp. (AE)                                    52,700             859
Nice Systems, Ltd. - ADR (AE)                          14,449             608
Novellus Systems, Inc. (AE)                            38,700           1,116
Orbital Sciences Corp. (AE)                            38,200             440
Orleans Homebuilders, Inc.                              4,400             119
Pall Corp.                                             46,100           1,428
Photronics, Inc. (AE)                                   6,000             161
Roper Industries, Inc.                                 24,220           1,859
SpatiaLight, Inc. (AE)                                 80,294             489
Standard-Pacific Corp.                                 16,500           1,574
Steelcase, Inc. Class A                                27,600             404
Technical Olympic USA, Inc. (AE)                       24,600             694
Tecumseh Products Co. Class A                          26,100             783
Teledyne Technologies, Inc. (AE)                       22,450             852
Tennant Co.                                             1,630              60
Terex Corp. (AE)                                       13,700             663
Thermo Electron Corp. (AE)                             79,600           2,377
Thomas & Betts Corp. (AE)                              31,100           1,050
Toll Brothers, Inc. (AE)                               19,200           1,064
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                28,700           1,192
William Lyon Homes, Inc. (AE)                           2,900             364
Xyratex, Ltd. (AE)(N)                                  76,600           1,283
                                                                 ------------
                                                                       56,855
                                                                 ------------

Technology - 16.1%
ADC Telecommunications, Inc. (AE)                     131,614           3,440
ADTRAN, Inc.                                           87,337           2,337
Agile Software Corp. (AE)(N)                          245,800           1,595
Alliance Semiconductor Corp. (AE)                      59,700             159
American Reprographics Co. (AE)                        41,700             742
Amphenol Corp. Class A                                 31,786           1,416
Anixter International, Inc. (AE)                       30,550           1,270
Anteon International Corp. (AE)                        31,065           1,458
Applera Corp. - Applied Biosystems Group               10,600             221
AsiaInfo Holdings, Inc. (AE)(N)                        24,100             132
Atmel Corp. (AE)                                       81,500             191
Autodesk, Inc.                                         26,000             889
Avnet, Inc. (AE)                                       40,000           1,047
AVX Corp.                                              76,900           1,050
BearingPoint, Inc. (AE)                               140,100           1,150
Benchmark Electronics, Inc. (AE)                       22,558             722
Blackboard, Inc. (AE)                                  37,200             916
Bottomline Technologies, Inc. (AE)                     38,600             608
Cadence Design Systems, Inc. (AE)                      54,950             884
Ciena Corp. (AE)                                      411,500             922
Cirrus Logic, Inc. (AE)                                12,300              92
Click Commerce, Inc. (AE)(N)                           14,700             416
Coherent, Inc. (AE)                                     3,650             124
Comtech Telecommunications Corp. (AE)                  24,600             870
Comverse Technology, Inc. (AE)                         32,300             817
Cree, Inc. (AE)                                        17,400             516
Cryptologic, Inc.                                      31,000             873
Digitas, Inc. (AE)                                     73,400             828
Dot Hill Systems Corp. (AE)(N)                          5,000              30
DRS Technologies, Inc.                                 16,500             858
E.piphany, Inc. (AE)(N)                               111,000             421
Electronics for Imaging, Inc. (AE)                     26,564             560
Equinix, Inc. (AE)(N)                                  27,100           1,202
ESS Technology (AE)                                    15,300              62
Fairchild Semiconductor International, Inc. (AE)       72,200           1,217
Filenet Corp. (AE)                                     16,900             478
Flir Systems, Inc. (AE)                                21,812             717
Formfactor, Inc. (AE)                                  66,556           1,740
Foundry Networks, Inc. (AE)                            48,300             572
Freescale Semiconductor, Inc. Class B (AE)             84,000           2,163
Genesis Microchip, Inc. (AE)                           94,800           2,355
GSI Commerce, Inc. (AE)(N)                             14,800             277
GTSI Corp. (AE)                                        96,791             765
Harris Corp.                                           55,600           2,061
Hutchinson Technology, Inc. (AE)                       29,300             975
InFocus Corp. (AE)                                     60,800             218
Informatica Corp. (AE)                                266,300           2,815
Ingram Micro, Inc. Class A (AE)                       138,700           2,585
Integrated Circuit Systems, Inc. (AE)                  17,824             390
Integrated Device Technology, Inc. (AE)               101,300           1,171
Integrated Silicon Solutions, Inc. (AE)(N)            108,142             933
Intergraph Corp. (AE)                                  11,290             429
Intermagnetics General Corp. (AE)                      40,735           1,196
International Rectifier Corp. (AE)                     13,423             632
Internet Security Systems, Inc. (AE)                    4,900             112
Intersil Corp. Class A                                224,638           4,351
Interwoven, Inc. (AE)                                  37,300             295
Ixia (AE)                                              19,000             375
j2 Global Communications, Inc. (AE)                    43,350           1,737

 16  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JDA Software Group, Inc. (AE)                          21,500             305
Jupitermedia Corp. (AE)(N)                             82,100           1,797
Keane, Inc. (AE)                                       30,300             380
Keynote Systems, Inc. (AE)                             47,600             629
Komag, Inc. (AE)                                       66,400           2,356
Kopin Corp. (AE)                                       10,000              55
Lattice Semiconductor Corp. (AE)                       16,200              83
LSI Logic Corp. (AE)                                   96,450             941
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             81,700           2,112
Macromedia, Inc. (AE)                                  12,300             494
Manhattan Associates, Inc. (AE)                        34,200             708
Matrixone, Inc. (AE)(N)                               371,000           1,833
Maxtor Corp. (AE)                                     726,100           4,284
McAfee, Inc. (AE)                                      45,500           1,429
McData Corp. Class A (AE)                              86,100             417
MEMC Electronic Materials, Inc. (AE)                  194,400           3,303
Methode Electronics, Inc.                               5,340              67
Microchip Technology, Inc.                             14,300             444
Microsemi Corp. (AE)                                   54,600           1,166
Microtune, Inc. (AE)                                    5,120              31
NAVTEQ Corp. (AE)                                      28,300           1,244
Ness Technologies, Inc. (AE)(N)                        15,500             155
Netgear, Inc. (AE)(N)                                  74,700           1,547
Netlogic Microsystems, Inc. (AE)(N)                   168,400           3,552
Network Engines, Inc. (AE)(N)                          52,700              83
O2Micro International, Ltd. (AE)                       63,502           1,090
Openwave Systems, Inc. (AE)                            83,600           1,551
Optimal Group, Inc. Class A (AE)                       32,500             699
Parametric Technology Corp. (AE)                      180,541           1,246
Pericom Semiconductor Corp. (AE)                       33,400             314
PerkinElmer, Inc.                                      48,300           1,013
Perot Systems Corp. Class A (AE)                       10,000             141
Phoenix Technologies, Ltd. (AE)                        48,600             330
PMC - Sierra, Inc. (AE)                               154,200           1,516
Quantum Corp. (AE)                                    279,500             777
Quest Software, Inc. (AE)                             109,700           1,563
Rackable Systems, Inc. (AE)                            36,400             472
RADWARE, Ltd. (AE)                                     15,100             257
Redback Networks, Inc. (AE)                            40,266             329
Reynolds & Reynolds Co. (The) Class A                  22,900             641
Rockwell Automation, Inc.                              14,611             753
RSA Security, Inc. (AE)                                23,000             298
SafeNet, Inc. (AE)(N)                                  20,500             701
Sapient Corp. (AE)                                    130,500           1,015
Satyam Computer Services, Ltd. - ADR                   33,400             955
Seachange International, Inc. (AE)                     39,690             301
Semtech Corp. (AE)                                     41,600             764
Serena Software, Inc. (AE)                             36,900             757
Solectron Corp. (AE)                                  274,900           1,056
SonicWALL, Inc. (AE)                                   14,717              79
Spectrasite, Inc. (AE)                                 32,300           2,639
SPSS, Inc. (AE)                                         6,300             124
Sybase, Inc. (AE)                                      12,010             256
Sykes Enterprises, Inc. (AE)                           59,900             614
Talx Corp.                                             79,400           2,930
TechTeam Global, Inc. (AE)                             38,000             509
Tekelec (AE)                                           49,100             815
Tellabs, Inc. (AE)                                    300,590           2,922
Tessera Technologies, Inc. (AE)                        29,134           1,023
TIBCO Software, Inc. (AE)                             135,900           1,045
Tier Technologies, Inc. Class B (AE)(N)                15,500             149
Transaction Systems Architects, Inc. Class A
   (AE)                                                52,387           1,401
Trident Microsystems, Inc. (AE)                        70,700           2,308
Trimble Navigation, Ltd. (AE)                          25,622             998
Ultimate Software Group, Inc. (AE)(N)                  83,800           1,533
Unisys Corp. (AE)                                     355,000           2,297
UNOVA, Inc. (AE)                                       62,768           1,729
UTStarcom, Inc. (AE)                                   33,500             295
VeriFone Holdings, Inc. (AE)                           63,600           1,326
Verint Systems, Inc. (AE)(N)                           21,000             819
WatchGuard Technologies, Inc. (AE)                     36,700             161
Wavecom SA - ADR (AE)                                  28,000             320
Websense, Inc. (AE)                                    24,040           1,198
Western Digital Corp. (AE)                            197,650           2,963
Wind River Systems, Inc. (AE)                          98,176           1,678
Zoran Corp. (AE)                                       57,000             821
                                                                 ------------
                                                                      140,283
                                                                 ------------

Utilities - 3.4%
Alamosa Holdings, Inc. (AE)                           149,700           2,404
Allete, Inc.                                           11,800             570
Alliant Energy Corp.                                   51,800           1,507
Avista Corp.                                           17,110             326
Cablevision Systems Corp. Class A (AE)                 42,900           1,329
Cascade Natural Gas Corp.                              23,900             522
Centerpoint Energy, Inc. (N)                           44,900             617
CenturyTel, Inc.                                        7,600             261
Cincinnati Bell, Inc. (AE)                             47,200             214
CMS Energy Corp. (AE)                                  55,000             871
Commonwealth Telephone Enterprises, Inc.               28,430           1,217
Energen Corp.                                          35,500           1,246
Hawaiian Electric Industries, Inc.                        100               3
IDACORP, Inc.                                          18,300             576
Laclede Group, Inc. (The)                               5,400             176
National Fuel Gas Co.                                  69,530           2,114
NeuStar, Inc. Class A (AE)                             17,600             493
Northeast Utilities                                   122,050           2,634
NorthWestern Corp.                                      3,650             115

                                                              Equity II Fund  17

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
OGE Energy Corp.                                       39,000           1,185
Oneok, Inc.                                            13,900             486
Pepco Holdings, Inc.                                   68,100           1,626
Pinnacle West Capital Corp.                            29,200           1,337
PNM Resources, Inc.                                    22,200             652
Sierra Pacific Resources (AE)                          69,810             906
South Jersey Industries, Inc.                           6,400             188
Talk America Holdings, Inc. (AE)(N)                    34,500             301
Ubiquitel, Inc. (AE)                                  198,100           1,811
UGI Corp.                                              65,600           1,925
US Cellular Corp. (AE)                                 13,930             726
Westar Energy, Inc.                                    31,600             769
                                                                 ------------
                                                                       29,107
                                                                 ------------

TOTAL COMMON STOCKS
(cost $657,002)                                                       829,813
                                                                 ------------

WARRANTS & RIGHTS - 0.0%

Financial Services - 0.0%
Washington Mutual, Inc.
   2005 Warrants (AE)                                     156              26
                                                                 ------------
TOTAL WARRANTS & RIGHTS
(cost $29)                                                                 26
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.8%
Frank Russell Investment Company Money Market
   Fund                                            21,455,002          21,455
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  3,000           2,989
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,444)                                                         24,444
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 17.8%
Frank Russell Investment Company Money Market
   Fund (X)                                        53,959,932          53,960
State Street Securities Lending Quality Trust
   (X)                                            100,635,667         100,636
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $154,596)                                                       154,596
                                                                 ------------

TOTAL INVESTMENTS - 116.0%
(identified cost $836,071)                                          1,008,879

OTHER ASSETS AND LIABILITIES,

NET - (16.0%)                                                        (139,265)
                                                                 ------------

NET ASSETS - 100.0%                                                   869,614
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 18  Equity II Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY II FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Russell 2000 Index
   expiration date 09/05 (49)                          16,713              158

Russell 2000 Mini Index
   expiration date 09/05 (260)                         17,736              813

S&P 500 E-Mini Index
   expiration date 09/05 (30)                           1,855               47

S&P 500 Index
   expiration date 09/05 (13)                           4,020               (9)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                1,009
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                              Equity II Fund  19

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 97.9%

Auto and Transportation - 3.3%
Autoliv, Inc.                                          27,200           1,212
BorgWarner, Inc.                                        6,300             366
Burlington Northern Santa Fe Corp.                    148,379           8,050
CNF, Inc.                                              21,800           1,125
CSX Corp.                                             189,300           8,621
Dana Corp.                                             25,700             404
Delphi Corp.                                           45,100             239
FedEx Corp.                                            38,600           3,246
Ford Motor Co.                                        389,050           4,178
Goodyear Tire & Rubber Co. (The) (AE)                  74,500           1,297
JB Hunt Transport Services, Inc.                      214,300           4,207
Landstar System, Inc. (AE)                             20,500             683
Norfolk Southern Corp.                                 75,400           2,806
Overseas Shipholding Group, Inc.                       16,300           1,011
Paccar, Inc.                                           60,012           4,334
Polaris Industries, Inc.                               10,800             597
Skywest, Inc.                                          37,300             774
Southwest Airlines Co.                                146,000           2,072
Swift Transportation Co., Inc. (AE)                    17,700             389
Union Pacific Corp.                                    29,100           2,046
Yellow Roadway Corp. (AE)                               4,300             227
                                                                 ------------
                                                                       47,884
                                                                 ------------

Consumer Discretionary - 13.7%
Abercrombie & Fitch Co. Class A                        36,300           2,615
Activision, Inc. (AE)                                  74,633           1,518
Advance Auto Parts, Inc. (AE)                           6,000             414
American Eagle Outfitters, Inc.                       118,700           3,911
American Greetings Corp. Class A                       48,500           1,234
Arbitron, Inc. (N)                                      7,200             299
Autonation, Inc. (AE)                                  43,600             941
Barnes & Noble, Inc. (AE)                              12,700             521
Best Buy Co., Inc.                                     55,100           4,221
Black & Decker Corp.                                   52,300           4,723
Bright Horizons Family Solutions, Inc. (AE)             5,600             256
Brinker International, Inc. (AE)                       24,600           1,006
Career Education Corp. (AE)                            32,200           1,249
Cendant Corp.                                         477,800          10,206
Choice Hotels International, Inc.                       4,500             298
Circuit City Stores, Inc.                             183,689           3,352
Citadel Broadcasting Corp. (AE)(N)                     15,600             192
Coach, Inc. (AE)                                      266,700           9,364
Convergys Corp. (AE)                                   33,300             485
Costco Wholesale Corp.                                124,300           5,714
Darden Restaurants, Inc.                               64,400           2,235
Dillard's, Inc. Class A                               128,600           2,940
Eastman Kodak Co.                                      93,200           2,492
eBay, Inc. (AE)                                        68,400           2,858
EchoStar Communications Corp.                          43,900           1,261
Federated Department Stores, Inc.                      49,000           3,718
Gannett Co., Inc.                                      14,500           1,058
Gillette Co. (The)                                     25,400           1,363
Google, Inc. Class A (AE)                              15,800           4,547
GTECH Holdings Corp.                                   18,300             548
Hilton Hotels Corp.                                    30,400             752
Home Depot, Inc.                                      352,090          15,319
Kimberly-Clark Corp.                                  100,935           6,436
Liberty Media Corp. Class A (AE)                      842,900           7,409
Limited Brands, Inc.                                   60,100           1,465
Marriott International, Inc. Class A                   55,900           3,827
Marvel Enterprises, Inc. (AE)(N)                       32,800             636
Mattel, Inc.                                          105,600           1,969
McDonald's Corp.                                      120,200           3,747
McGraw-Hill Cos., Inc. (The)                          142,700           6,566
MGM Mirage (AE)                                        28,400           1,291
Michaels Stores, Inc.                                  40,100           1,644
Nike, Inc. Class B                                     31,300           2,623
Nordstrom, Inc.                                        79,300           2,935
O'Reilly Automotive, Inc. (AE)                          6,500             210
Panera Bread Co. Class A (AE)                           5,100             297
Pixar (AE)                                              8,300             357
Quiksilver, Inc. (AE)(N)                               38,900             653
Republic Services, Inc.                                14,000             508
Robert Half International, Inc.                        16,800             569
RR Donnelley & Sons Co.                                40,100           1,446
Sabre Holdings Corp. Class A                           48,600             933
SCP Pool Corp.                                         11,250             410
Stanley Works (The)                                    16,400             802
Staples, Inc.                                         275,100           6,264
Target Corp.                                          120,000           7,050
Time Warner, Inc. (AE)                                859,800          14,634
VeriSign, Inc. (AE)                                    28,600             752
Viacom, Inc. Class B                                  322,657          10,806
Wal-Mart Stores, Inc.                                  82,343           4,064
Walt Disney Co.                                       372,400           9,548
Waste Management, Inc.                                 60,500           1,701
Yankee Candle Co., Inc.                                12,500             379
Yum! Brands, Inc.                                      66,000           3,455
                                                                 ------------
                                                                      196,996
                                                                 ------------

Consumer Staples - 5.6%
Albertson's, Inc.                                     146,900           3,130
Altria Group, Inc.                                    204,300          13,680

 20  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chiquita Brands International, Inc.                    13,900             420
Clorox Co.                                             41,600           2,323
Coca-Cola Co. (The)                                    53,200           2,328
Colgate-Palmolive Co.                                  64,400           3,409
CVS Corp.                                              47,900           1,486
General Mills, Inc.                                   111,600           5,290
Kraft Foods, Inc. Class A                              50,500           1,543
Kroger Co. (The) (AE)                                 177,535           3,524
Molson Coors Brewing Co. Class B (N)                    6,200             389
Pepsi Bottling Group, Inc.                            158,900           4,634
PepsiCo, Inc.                                          82,400           4,493
Pilgrim's Pride Corp.                                  46,600           1,764
Procter & Gamble Co.                                  239,145          13,304
Reynolds American, Inc.                                43,700           3,641
Safeway, Inc.                                         203,000           4,933
Sara Lee Corp.                                        175,000           3,488
SUPERVALU, Inc. (AE)                                   23,400             828
Tyson Foods, Inc. Class A                             170,400           3,176
UST, Inc.                                              13,000             598
Walgreen Co.                                           41,000           1,962
                                                                 ------------
                                                                       80,343
                                                                 ------------

Financial Services - 21.6%
Allstate Corp. (The)                                   77,200           4,729
American Express Co.                                  222,600          12,243
American Financial Group, Inc.                         44,000           1,489
American International Group, Inc.                     44,071           2,653
AmeriCredit Corp. (AE)                                 14,800             395
AmerUs Group Co.                                       26,300           1,357
Annaly Mortgage Management, Inc. (o)                   32,700             522
Aon Corp.                                              20,600             524
Apartment Investment & Management Co. Class A
   (o)                                                  1,400              62
Archstone-Smith Trust (o)                               8,600             366
Assurant, Inc.                                          7,400             273
Automatic Data Processing, Inc.                        73,300           3,255
Bank of America Corp.                                 747,299          32,582
Bank of Hawaii Corp.                                   33,000           1,695
Bear Stearns Cos., Inc. (The)                          28,800           2,941
Brandywine Realty Trust (o)                             8,600             279
CapitalSource, Inc. (AE)(N)                            13,900             272
CBL & Associates Properties, Inc. (o)                  19,600             899
Charles Schwab Corp. (The)                            173,300           2,374
Checkfree Corp. (AE)                                   24,900             843
Cigna Corp.                                            75,800           8,092
Cincinnati Financial Corp.                             41,422           1,707
CIT Group, Inc.                                        47,221           2,084
Citigroup, Inc.                                       470,568          20,470
Comerica, Inc.                                         53,800           3,287
Countrywide Financial Corp.                            81,400           2,930
Eaton Vance Corp.                                      24,600             604
Equity Office Properties Trust (o)                    175,100           6,207
Factset Research Systems, Inc.                         14,400             528
Fannie Mae                                             63,500           3,547
Fidelity National Financial, Inc.                      27,222           1,073
First American Corp.                                   58,800           2,584
First Horizon National Corp.                           11,100             453
First Marblehead Corp. (The) (AE)                       8,300             288
Fiserv, Inc. (AE)                                     144,800           6,425
Franklin Resources, Inc.                               40,000           3,233
Freddie Mac                                            51,100           3,234
Friedman Billings Ramsey Group, Inc. Class A (o)       38,200             537
Genworth Financial, Inc. Class A                       56,900           1,784
Golden West Financial Corp.                            23,000           1,498
Goldman Sachs Group, Inc.                              26,000           2,794
H&R Block, Inc.                                        60,800           3,463
HRPT Properties Trust (o)                              10,400             134
Hudson City Bancorp, Inc.                             162,800           1,926
Jefferson-Pilot Corp.                                  12,500             627
JPMorgan Chase & Co.                                  407,260          14,311
KeyCorp                                               105,710           3,620
Kimco Realty Corp. (o)                                 16,500           1,083
La Quinta Corp. (AE)(o)                                26,400             238
Legg Mason, Inc.                                       23,000           2,349
Lehman Brothers Holdings, Inc.                         62,300           6,550
Lincoln National Corp.                                 42,000           2,029
Loews Corp.                                            45,900           3,839
MBIA, Inc.                                             60,400           3,669
MBNA Corp.                                             53,459           1,345
Merrill Lynch & Co., Inc.                             224,200          13,178
Metlife, Inc.                                         203,000           9,975
MGIC Investment Corp.                                   1,000              69
Moody's Corp.                                         127,400           6,027
Morgan Stanley                                         80,300           4,260
National City Corp.                                   263,700           9,733
Nationwide Financial Services, Inc. Class A             6,600             261
New Century Financial Corp. (o)                         7,900             414
North Fork Bancorporation, Inc.                        34,000             931
Old Republic International Corp.                       27,600             725
Paychex, Inc.                                          91,100           3,180
People's Bank                                           3,500             110
PNC Financial Services Group, Inc.                     25,000           1,371
Principal Financial Group, Inc. (N)                    63,900           2,808
Progressive Corp. (The)                                37,700           3,758
ProLogis (o)                                           30,800           1,403

                                                               Equity Q Fund  21

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Protective Life Corp.                                   8,900             388
Prudential Financial, Inc.                              6,300             421
Redwood Trust, Inc. (o)                                 3,700             201
Regions Financial Corp.                                10,290             346
Ryder System, Inc.                                     22,400             873
Safeco Corp.                                           54,600           3,000
SL Green Realty Corp. (o)                               2,600             181
St. Paul Travelers Cos., Inc. (The)                    17,640             777
Stancorp Financial Group, Inc.                          5,000             432
SunTrust Banks, Inc.                                   53,393           3,883
UnionBanCal Corp.                                      70,600           5,037
United Rentals, Inc. (AE)                              15,400             286
US Bancorp                                            163,100           4,903
Vornado Realty Trust (o)                               17,000           1,507
W Holding Co., Inc.                                    19,700             211
Wachovia Corp.                                        279,100          14,061
Washington Mutual, Inc.                               357,400          15,182
WellChoice, Inc. (AE)                                     600              40
Wells Fargo & Co.                                     197,000          12,084
WR Berkley Corp.                                       16,700             625
XL Capital, Ltd. Class A                               10,300             740
                                                                 ------------
                                                                      311,676
                                                                 ------------

Health Care - 13.7%
Abbott Laboratories                                   200,400           9,345
Aetna, Inc.                                           153,100          11,850
Allergan, Inc.                                         77,300           6,908
American Medical Systems Holdings, Inc. (AE)(N)        12,950             301
AMERIGROUP Corp. (AE)                                   8,000             277
AmerisourceBergen Corp.                                52,800           3,791
Amgen, Inc. (AE)                                      274,700          21,907
Barr Pharmaceuticals, Inc. (AE)                        17,600             835
Bausch & Lomb, Inc.                                     2,100             178
Becton Dickinson & Co.                                169,000           9,358
Bio-Rad Laboratories, Inc. Class A (AE)                 3,200             192
Bristol-Myers Squibb Co.                              202,900           5,068
Cardinal Health, Inc.                                  54,300           3,235
Caremark Rx, Inc. (AE)                                 13,700             611
Coventry Health Care, Inc. (AE)                        36,500           2,582
CR Bard, Inc.                                          26,600           1,777
Dade Behring Holdings, Inc.                             3,700             280
Edwards Lifesciences Corp. (AE)                        44,500           2,041
Eli Lilly & Co.                                         4,900             276
Forest Laboratories, Inc. (AE)                         68,300           2,727
Genentech, Inc. (AE)                                   33,400           2,984
Genzyme Corp. (AE)                                     30,000           2,232
Gilead Sciences, Inc. (AE)                            141,000           6,318
Guidant Corp.                                           9,500             654
HCA, Inc.                                              65,400           3,221
Health Management Associates, Inc. Class A             18,000             428
Hospira, Inc. (AE)                                     10,800             413
Humana, Inc. (AE)                                      52,600           2,096
ImClone Systems, Inc. (AE)                             24,200             840
Johnson & Johnson                                     566,700          36,246
Lincare Holdings, Inc. (AE)                            12,500             504
McKesson Corp.                                         83,700           3,766
Medco Health Solutions, Inc. (AE)                      38,100           1,846
Medtronic, Inc.                                         6,100             329
Merck & Co., Inc.                                     259,000           8,045
Pfizer, Inc.                                          969,794          25,700
St. Jude Medical, Inc. (AE)                            82,200           3,897
UnitedHealth Group, Inc.                              106,200           5,554
Universal Health Services, Inc. Class B                44,800           2,331
Varian Medical Systems, Inc. (AE)                      46,800           1,837
Wyeth                                                  69,700           3,189
Zimmer Holdings, Inc. (AE)                              9,900             815
                                                                 ------------
                                                                      196,784
                                                                 ------------

Industrials - 0.0%
Catellus Development Corp. (o)                         11,699             422
                                                                 ------------

Integrated Oils - 6.5%
Chevron Corp.                                         352,683          20,459
ConocoPhillips                                        395,014          24,724
Exxon Mobil Corp.                                     735,422          43,206
Marathon Oil Corp.                                     33,100           1,932
Murphy Oil Corp.                                        2,000             106
Occidental Petroleum Corp.                             41,600           3,423
                                                                 ------------
                                                                       93,850
                                                                 ------------

Materials and Processing - 3.4%
Alcoa, Inc.                                            26,400             741
American Standard Cos., Inc.                           45,900           2,032
Archer-Daniels-Midland Co.                            287,527           6,596
Dow Chemical Co. (The)                                157,500           7,552
EI du Pont de Nemours & Co.                             5,000             213
Energizer Holdings, Inc. (AE)                          25,700           1,642
Freeport-McMoRan Copper & Gold, Inc. Class B (N)       84,100           3,388
Georgia-Pacific Corp.                                  70,300           2,401
Gold Kist, Inc. (AE)                                    7,600             155
Granite Construction, Inc.                             10,900             373
Lafarge North America, Inc.                             9,500             663
Martin Marietta Materials, Inc.                         4,800             349

 22  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Monsanto Co.                                           59,400           4,002
Newmont Mining Corp.                                    7,200             270
Nucor Corp.                                           160,351           8,891
Phelps Dodge Corp.                                     53,600           5,706
Rohm & Haas Co.                                        24,200           1,115
United States Steel Corp.                              65,800           2,806
USG Corp. (AE)                                         14,700             719
                                                                 ------------
                                                                       49,614
                                                                 ------------

Miscellaneous - 2.2%
3M Co.                                                  3,900             292
Fortune Brands, Inc.                                   12,200           1,154
General Electric Co.                                  861,840          29,733
ITT Industries, Inc.                                    3,400             362
                                                                 ------------
                                                                       31,541
                                                                 ------------

Other Energy - 2.5%
Anadarko Petroleum Corp.                               60,100           5,310
Apache Corp.                                           77,900           5,328
Burlington Resources, Inc.                            118,600           7,603
Diamond Offshore Drilling, Inc. (N)                    15,700             896
EOG Resources, Inc.                                    33,200           2,029
Houston Exploration Co. (AE)                           12,800             740
Newfield Exploration Co. (AE)                          23,100             981
Peabody Energy Corp.                                   22,600           1,486
Sunoco, Inc.                                           47,300           5,947
Todco Class A (AE)(N)                                  10,000             307
Valero Energy Corp.                                    46,400           3,841
XTO Energy, Inc.                                       37,933           1,331
                                                                 ------------
                                                                       35,799
                                                                 ------------

Producer Durables - 5.9%
Ametek, Inc.                                           25,100           1,034
Boeing Co.                                             75,400           4,977
Caterpillar, Inc.                                     135,600           7,310
Danaher Corp.                                          46,500           2,578
Deere & Co.                                            64,900           4,772
DR Horton, Inc.                                       279,331          11,475
Genlyte Group, Inc. (AE)                                5,400             277
Herman Miller, Inc.                                    11,400             364
Hovnanian Enterprises, Inc. Class A (AE)                6,700             474
Joy Global, Inc.                                       26,000           1,068
KB Home                                                23,900           1,958
KLA-Tencor Corp.                                      100,500           5,196
Lennar Corp. Class A                                   65,000           4,373
Lockheed Martin Corp.                                 144,100           8,992
MDC Holdings, Inc.                                      9,500             811
Northrop Grumman Corp.                                288,200          15,981
Pulte Homes, Inc.                                      31,500           2,949
Steelcase, Inc. Class A                                 8,300             121
Toll Brothers, Inc. (AE)                               56,400           3,126
United Technologies Corp.                             137,200           6,956
                                                                 ------------
                                                                       84,792
                                                                 ------------

Technology - 13.6%
Acxiom Corp.                                           30,600             617
Adobe Systems, Inc.                                   120,300           3,566
Advanced Micro Devices, Inc. (AE)                     165,900           3,331
Altera Corp. (AE)                                      49,900           1,091
Amphenol Corp. Class A                                 18,600             828
Apple Computer, Inc. (AE)                             283,320          12,084
Applera Corp. - Applied Biosystems Group                8,500             177
Autodesk, Inc.                                        165,900           5,672
BMC Software, Inc. (AE)                                19,300             368
Cadence Design Systems, Inc. (AE)                      23,800             383
Ciena Corp. (AE)                                       80,900             181
Cisco Systems, Inc. (AE)                              722,800          13,842
Computer Sciences Corp. (AE)                          110,500           5,059
Comverse Technology, Inc. (AE)                         23,400             592
Corning, Inc. (AE)                                     81,400           1,551
Cree, Inc. (AE)                                        73,000           2,164
Dell, Inc. (AE)                                       288,000          11,655
EMC Corp. (AE)                                        484,400           6,631
F5 Networks, Inc. (AE)                                  9,400             397
General Dynamics Corp.                                 57,600           6,635
Harris Corp.                                           96,400           3,574
Hewlett-Packard Co.                                   409,500          10,082
Ingram Micro, Inc. Class A (AE)                       110,800           2,065
Intel Corp.                                         1,338,800          36,335
International Business Machines Corp.                  78,300           6,535
Intuit, Inc. (AE)                                      29,700           1,426
Jabil Circuit, Inc. (AE)                               78,200           2,439
Juniper Networks, Inc. (AE)                            37,800             907
McAfee, Inc. (AE)                                      48,700           1,529
Micron Technology, Inc. (AE)                          179,400           2,131
Microsoft Corp.                                       811,152          20,774
Motorola, Inc.                                        319,700           6,771
NCR Corp. (AE)                                         43,100           1,496
Oracle Corp. (AE)                                     913,500          12,405
Parametric Technology Corp. (AE)                       51,300             354
QLogic Corp. (AE)                                       4,400             137
Qualcomm, Inc.                                          8,200             324
Raytheon Co.                                           74,300           2,922
Rockwell Automation, Inc.                              37,500           1,932

                                                               Equity Q Fund  23

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Seagate Technology, Inc. (AE)                          57,274              --
Symantec Corp. (AE)                                    31,500             692
Tellabs, Inc. (AE)                                     48,500             471
Texas Instruments, Inc.                                84,300           2,677
Western Digital Corp. (AE)                             96,600           1,448
                                                                 ------------
                                                                      196,250
                                                                 ------------

Utilities - 5.9%
AES Corp. (The) (AE)                                   47,100             756
Alltel Corp.                                           32,600           2,168
AT&T Corp.                                             67,800           1,342
BellSouth Corp.                                       245,141           6,766
CenturyTel, Inc.                                      106,900           3,674
Citizens Communications Co. (N)                        48,000             631
CMS Energy Corp. (AE)                                  78,900           1,250
Comcast Corp. Class A (AE)                            160,500           4,932
Comcast Corp. Special Class A (AE)                     26,600             798
Consolidated Edison, Inc.                              24,200           1,165
Constellation Energy Group, Inc.                       46,600           2,806
Duke Energy Corp.                                      99,100           2,927
Edison International                                  234,000           9,566
Exelon Corp.                                           24,700           1,322
FirstEnergy Corp.                                      47,800           2,380
KeySpan Corp.                                          16,500             671
Nextel Partners, Inc. Class A (AE)                    125,000           3,113
Oneok, Inc.                                            23,600             825
Pepco Holdings, Inc.                                   18,900             451
PG&E Corp.                                            107,500           4,045
Pinnacle West Capital Corp.                             6,400             293
SBC Communications, Inc.                              243,100           5,944
Sempra Energy                                          31,900           1,356
Sierra Pacific Resources (AE)                          87,900           1,141
Sprint Corp.                                           77,500           2,085
Telephone & Data Systems, Inc.                         19,200             765
TXU Corp.                                              89,300           7,737
Verizon Communications, Inc.                          410,500          14,051
Xcel Energy, Inc. (N)                                  31,600             613
                                                                 ------------
                                                                       85,573
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,185,103)                                                   1,411,524
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.0%
Frank Russell Investment Company
   Money Market Fund                               24,390,900          24,391
United States Treasury Bills (c)(z)(sec.)
   2.960% due 09/15/05                                  4,000           3,985
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,376)                                                         28,376
                                                                 ------------

OTHER SECURITIES - 2.5%
Frank Russell Investment Company
   Money Market Fund (X)                           12,643,256          12,643
State Street Securities Lending Quality Trust
   (X)                                             23,579,765          23,580
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $36,223)                                                         36,223
                                                                 ------------

TOTAL INVESTMENTS - 102.4%
(identified cost $1,249,702)                                        1,476,123

OTHER ASSETS AND LIABILITIES,

NET - (2.4%)                                                          (34,612)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,441,511
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 24  Equity Q Fund

FRANK RUSSELL INVESTMENT COMPANY
EQUITY Q FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Index
   expiration date 09/05 (20)                               6,719                180

Russell 1000 Mini Index (CME)
   expiration date 09/05 (8)                                  537                 14

S&P 500 E-Mini Index (CME)
   expiration date 09/05 (83)                               5,133                147

S&P 500 Index (CME)
   expiration date 09/05 (24)                               7,421                 (3)

S&P Midcap 400 Index (CME)
   expiration date 09/05 (30)                              10,840                480
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        818
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                               Equity Q Fund  25

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 90.6%

Australia - 3.9%
ABC Learning Centres, Ltd.                             72,400             296
Amcor, Ltd.                                           846,865           4,494
AMP Ltd.                                              188,200             966
Australia & New Zealand Banking Group, Ltd.           108,672           1,765
Australian Gas Light Co., Ltd.                         34,900             378
AXA Asia Pacific Holdings, Ltd.                        42,400             143
BHP Billiton, Ltd.                                    363,662           5,330
BlueScope Steel, Ltd.                                 166,700           1,189
Boral, Ltd.                                             2,400              12
Caltex Australia, Ltd.                                  8,900             119
Centro Properties Group                                 1,900               8
CFS Gandel Retail Trust                               118,400             154
Coles Myer, Ltd.                                      427,116           3,049
Commonwealth Bank of Australia                         36,300           1,073
Commonwealth Property Office Fund                      81,900              81
Computershare, Ltd.                                   142,300             664
ConnectEast Group                                     238,671             144
CSL, Ltd.                                               5,564             147
CSR, Ltd.                                             114,500             227
David Jones, Ltd.                                      95,400             150
DB RREEF Trust (o)                                     47,660              50
DCA Group, Ltd.                                        64,600             193
Downer EDI, Ltd.                                       72,972             319
Foster's Group, Ltd.                                1,431,921           5,919
Futuris Corp., Ltd.                                    43,900              70
GPT Group                                             114,800             332
Iluka Resources, Ltd.                                   4,100              26
ING Industrial Fund                                    20,400              33
Insurance Australia Group, Ltd.                        49,700             230
Lend Lease Corp., Ltd.                                 15,600             154
Lion Nathan, Ltd.                                      19,200             108
Macquarie Airports                                  1,162,302           2,948
Macquarie Bank, Ltd.                                  109,190           5,208
Macquarie Infrastructure Group                        784,981           2,371
Mayne Group, Ltd.                                      19,500              72
Mirvac Group                                            8,300              24
National Australia Bank, Ltd.                         408,443           9,663
Oil Search, Ltd.                                       42,400             108
OneSteel, Ltd.                                         89,900             186
Orica, Ltd.                                            13,300             193
Origin Energy, Ltd.                                    16,400              91
PaperlinX, Ltd.                                        25,200              67
Promina Group, Ltd.                                     8,329              32
Publishing & Broadcasting, Ltd.                        27,430             320
Qantas Airways, Ltd.                                   46,300             116
QBE Insurance Group, Ltd.                             339,449           4,351
Rinker Group, Ltd.                                    264,860           3,026
Rio Tinto, Ltd.                                         8,300             309
Santos, Ltd.                                           28,500             231
Seek, Ltd. (AE)                                        36,800              70
Sons of Gwalia, Ltd. (AE)(B)                           22,400              --
Stockland                                              32,500             141
Suncorp-Metway, Ltd.                                   23,300             360
TABCORP Holdings, Ltd.                                 12,300             148
Telstra Corp., Ltd.                                 1,167,753           4,482
Transurban Group                                       66,700             362
United Group, Ltd.                                     23,000             161
United Group, Ltd. (AE)                                13,200              91
Wesfarmers, Ltd.                                       13,674             413
Westfield Group (N)                                   114,496           1,560
Westpac Banking Corp.                                  41,900             626
Woodside Petroleum, Ltd.                               55,800           1,278
Woolworths, Ltd.                                       17,643             219
                                                                 ------------
                                                                       67,050
                                                                 ------------

Austria - 0.7%
Bank Austria Creditanstalt AG                          16,100           1,707
BetandWin.com Interactive Entertainment AG (AE)        12,760             965
Erste Bank der Oesterreichischen Sparkassen AG         95,916           4,884
OMV AG                                                 22,000           1,024
Raiffeisen International Bank Holding AG (AE)(N)       13,500             762
Telekom Austria AG                                    105,500           2,132
                                                                 ------------
                                                                       11,474
                                                                 ------------

Belgium - 1.1%
Belgacom SA                                            40,100           1,421
Colruyt SA                                              7,985           1,093
Compagnie Maritime Belge SA (N)                         1,400              41
Cumerio                                                 1,000              17
Delhaize Group                                         36,600           2,250
Dexia                                                  16,900             382
Electrabel SA                                           6,333           2,882
Fortis                                                251,871           7,365
KBC Groep NV                                           29,200           2,328
Mobistar SA                                            13,800           1,079
Solvay SA                                               2,400             259
Umicore                                                 2,600             230
                                                                 ------------
                                                                       19,347
                                                                 ------------

 26  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Brazil - 0.4%
Cia Vale do Rio Doce Class A                          105,610           3,439
Petroleo Brasileiro SA - ADR (N)                       33,180           1,744
Telecomunicacoes Brasileiras SA - ADR                  39,900           1,183
                                                                 ------------
                                                                        6,366
                                                                 ------------

Canada - 2.3%
Alcan, Inc.                                             1,700              58
Bank of Nova Scotia                                    54,593           1,862
Canadian National Railway Co.                          77,750           5,162
Canadian Natural Resources, Ltd.                       41,800           1,742
Canadian Pacific Railway, Ltd.                         51,500           1,998
EnCana Corp.                                          154,040           6,351
Manulife Financial Corp.                               40,600           2,038
Petro-Canada                                           87,600           6,300
Precision Drilling Corp. (AE)                          57,000           2,413
Research In Motion, Ltd. (AE)                          32,100           2,268
Rogers Communications, Inc. Class B                    36,100           1,335
RONA, Inc. (AE)                                        40,500             806
SNC-Lavalin Group, Inc.                                27,700           1,592
Talisman Energy, Inc.                                  77,700           3,408
Toronto-Dominion Bank                                  22,300           1,018
                                                                 ------------
                                                                       38,351
                                                                 ------------

Cayman Islands - 0.1%
Seagate Technology (AE)                                72,200           1,398
                                                                 ------------

China - 0.0%
Foxconn International Holdings, Ltd. (AE)             211,000             174
                                                                 ------------

Denmark - 0.3%
AP Moller - Maersk A/S Class B                            105           1,024
Danske Bank A/S                                        70,625           2,204
East Asiatic Co., Ltd. A/S                              1,500             118
FLSmidth & Co. A/S Class B                                800              16
Novo-Nordisk A/S Class B                               18,422             952
Novozymes A/S                                             500              25
TDC A/S                                                 3,200             144
Topdanmark A/S (AE)                                     1,050              76
Vestas Wind Systems A/S (AE)                            2,200              40
                                                                 ------------
                                                                        4,599
                                                                 ------------

Finland - 0.9%
Elisa OYJ Class A                                       8,000             144
Fortum OYJ                                            101,671           1,858
Kesko OYJ Class B                                       2,000              54
M-real OYJ Class B                                    301,100           1,683
Neste Oil OYJ (AE)                                     21,217             590
Nokia OYJ                                             200,250           3,198
Nokia OYJ - ADR                                        51,303             818
Orion OYJ Class B                                       1,200              23
Pohjola Group PLC Class D                               9,400             143
Sampo OYJ                                             110,300           1,688
UPM-Kymmene OYJ                                       210,961           4,100
Wartsila OYJ Class B                                   28,100             866
                                                                 ------------
                                                                       15,165
                                                                 ------------

France - 9.4%
Air Liquide SA                                         28,096           4,991
Areva SA                                                  300             140
Assurances Generales de France                         30,700           2,585
Axa SA                                                364,682           9,966
BNP Paribas SA                                        140,418          10,155
Business Objects SA (AE)                               65,462           2,149
Carrefour SA                                          103,491           4,886
Christian Dior SA                                      15,200           1,242
Cie Generale d'Optique Essilor International SA        38,504           2,799
CNP Assurances                                         22,015           1,481
Compagnie de Saint-Gobain                              88,797           5,335
Credit Agricole SA                                    250,944           6,879
Dassault Systemes SA                                   54,614           2,796
Eiffage SA                                                750              69
France Telecom SA                                     136,215           4,206
Gaz de France (AE)                                      1,400              46
Groupe Danone (N)                                      21,844           2,161
Lafarge SA                                                871              82
Lagardere SCA                                          10,600             765
LVMH Moet Hennessy Louis Vuitton SA                    87,273           7,254
Pernod-Ricard SA                                        6,880           1,152
Peugeot SA                                             22,300           1,436
Publicis Groupe                                        40,323           1,371
Renault SA                                             36,800           3,373
Sanofi-Aventis                                        103,196           8,927
Sanofi-Aventis                                          2,746             238
Schneider Electric SA                                  82,726           6,505
Societe BIC SA                                          3,600             203
Societe Generale                                       89,950           9,843
Societe Television Francaise 1                         27,963             780
Sodexho Alliance SA                                     9,700             347
Suez SA                                                38,700           1,063
Technip SA                                             39,100           2,092

                                                          International Fund  27

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Thomson                                                65,300           1,481
Total SA                                              106,295          26,678
Total SA - ADR                                         21,926           2,741
Unibail                                                15,835           2,189
Valeo SA                                               48,187           2,042
Vallourec                                                 800             291
Veolia Environnement                                  145,562           5,649
Vinci SA (N)                                           47,800           3,871
Vivendi Universal SA                                  266,833           8,492
Zodiac SA (AE)                                            100               6
                                                                 ------------
                                                                      160,757
                                                                 ------------

Germany - 5.8%
Adidas-Salomon AG                                      41,045           7,435
Allianz AG                                             31,470           3,999
AMB Generali Holding AG                                 2,000             170
BASF AG                                                   200              14
Bayer AG                                              122,458           4,377
Bayerische Hypo-und Vereinsbank AG (AE)               234,246           6,163
Celanese AG                                             1,200              76
Celesio AG                                             10,500             844
Commerzbank AG                                          3,300              74
Continental AG                                         68,100           5,284
DaimlerChrysler AG                                     14,000             681
Deutsche Bank AG                                       31,741           2,752
Deutsche Boerse AG                                     36,937           3,244
Deutsche Lufthansa AG                                 132,582           1,661
Deutsche Post AG                                      123,190           3,056
Deutsche Postbank AG                                   31,039           1,610
Deutsche Telekom AG                                   167,220           3,319
E.ON AG                                               124,392          11,523
Fresenius Medical Care AG                               6,600             576
Hannover Rueckversicherung AG                          16,900             639
HeidelbergCement AG                                    16,146           1,166
Heidelberger Druckmaschinen AG                         32,300           1,080
Infineon Technologies AG (AE)                         166,640           1,643
KarstadtQuelle AG                                      16,619             227
Lanxess AG (AE)(N)                                        950              27
MAN AG                                                 58,700           2,734
Medion AG                                              24,750             413
Merck KGaA                                             98,775           8,795
Metro AG                                               10,200             513
MLP AG                                                  2,400              47
Muenchener Rueckversicherungs AG                       24,673           2,873
Premiere AG (AE)(N)                                     2,028              69
RWE AG                                                124,199           8,321
SAP AG                                                 22,794           3,919
Schering AG                                            37,607           2,366
Siemens AG                                             33,568           2,591
Suedzucker AG                                           3,100              65
ThyssenKrupp AG                                        11,600             218
TUI AG                                                 36,100             947
Volkswagen AG                                          57,468           3,119
                                                                 ------------
                                                                       98,630
                                                                 ------------

Greece - 0.4%
EFG Eurobank Ergasias SA                              129,970           4,125
National Bank of Greece SA                             37,500           1,374
OPAP SA                                                60,260           1,964
                                                                 ------------
                                                                        7,463
                                                                 ------------

Hong Kong - 2.3%
Bank of East Asia, Ltd.                               563,334           1,710
BOC Hong Kong Holdings, Ltd.                           71,500             144
Cathay Pacific Airways, Ltd.                           31,000              58
Cheung Kong Holdings, Ltd.                            343,200           3,702
China Mobile Hong Kong, Ltd.                          375,200           1,506
Citic Pacific, Ltd.                                    59,000             173
CLP Holdings, Ltd.                                     43,500             252
CNOOC, Ltd.                                         4,767,000           3,250
Esprit Holdings, Ltd.                               1,011,000           7,543
Hang Seng Bank, Ltd.                                    7,200             100
Henderson Land Development Co., Ltd.                    9,000              46
Hong Kong & China Gas                                   6,000              12
HongKong Electric Holdings                            548,000           2,608
Hopewell Holdings                                      66,000             172
Hutchison Telecommunications International, Ltd.
   (AE)(N)                                          2,125,000           2,447
Hutchison Whampoa, Ltd.                               146,000           1,427
Jardine Matheson Holdings, Ltd.                       129,300           2,366
Kerry Properties, Ltd.                                 62,000             160
Li & Fung, Ltd.                                       314,000             660
Melco International Development                        64,000              73
Melco International Development (AE)                  788,000             897
MTR Corp.                                              26,000              54
New World Development, Ltd.                           129,000             172
Orient Overseas International, Ltd.                    31,900             148
Shangri-La Asia, Ltd.                                  94,000             166
Sino Land Co.                                         948,000           1,122
Sun Hung Kai Properties, Ltd.                         134,000           1,383
Swire Pacific, Ltd.                                   269,900           2,580
Techtronic Industries Co. (N)                         173,500             430
Television Broadcasts, Ltd.                            75,000             451
Wharf Holdings, Ltd.                                  936,537           3,500
                                                                 ------------
                                                                       39,312
                                                                 ------------

 28  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Hungary - 0.4%
Mol Magyar Olaj- es Gazipari Rt                        13,900           1,393
OTP Bank Rt - GDR                                      37,615           2,855
OTP Bank Rt                                            84,400           3,175
                                                                 ------------
                                                                        7,423
                                                                 ------------

Indonesia - 0.1%
Bank Central Asia Tbk PT                            2,315,000             862
Telekomunikasi Indonesia Tbk PT                     1,738,500             984
Telekomunikasi Indonesia Tbk PT - ADR                   5,423             125
                                                                 ------------
                                                                        1,971
                                                                 ------------

Ireland - 0.9%
Allied Irish Banks PLC                                 80,300           1,772
Anglo Irish Bank Corp. PLC                            141,000           1,889
Bank of Ireland PLC                                   234,184           3,884
CRH PLC                                                81,739           2,329
Depfa Bank PLC                                        226,155           3,647
Ryanair Holdings PLC - ADR (AE)                        38,413           1,798
                                                                 ------------
                                                                       15,319
                                                                 ------------

Israel - 0.2%
Check Point Software Technologies (AE)                 87,000           1,960
Teva Pharmaceutical Industries, Ltd. - ADR             54,200           1,702
                                                                 ------------
                                                                        3,662
                                                                 ------------

Italy - 2.9%
Arnoldo Mondadori Editore SpA                          24,600             249
Autostrade SpA                                         68,836           1,736
Banca Intesa SpA                                    1,553,916           7,555
Banca Popolare di Milano SCRL                          87,000             859
Banche Popolari Unite SCRL                             26,611             539
Banco Popolare di Verona e Novara SCRL                138,598           2,477
Benetton Group SpA                                    121,270           1,204
CIR-Compagnie Industriali Riunite SpA                  74,700             234
Davide Campari-Milano SpA                               8,400              65
Enel SpA                                               68,700             588
ENI SpA                                               642,049          18,239
ERG SpA                                                16,600             353
Fastweb (AE)                                           25,485           1,103
Finmeccanica SpA (AE)(N)                               82,320           1,504
Fondiaria-Sai SpA                                      32,900             933
Gruppo Editoriale L'Espresso SpA                        6,500              38
Hera SpA                                               58,000             163
Italcementi SpA                                        45,600             739
Lottomatica SpA                                        16,700             579
Mediaset SpA                                           43,800             533
Milano Assicurazioni SpA                               75,900             501
Parmalat Finanziaria SpA (AE)                          46,200               6
Saipem SpA                                            132,600           1,973
Snam Rete Gas SpA                                     220,200           1,210
Telecom Italia Media SpA (AE)                          50,878              27
Telecom Italia SpA                                    783,871           2,243
UniCredito Italiano SpA                               868,020           4,599
                                                                 ------------
                                                                       50,249
                                                                 ------------

Japan - 17.7%
77 Bank, Ltd. (The)                                   266,500           1,569
Acom Co., Ltd.                                          1,900             119
Aeon Co., Ltd.                                        178,800           2,901
Aiful Corp.                                            23,925           1,726
Aioi Insurance Co., Ltd.                               34,000             162
Aisin Seiki Co., Ltd.                                  36,100             846
Alps Electric Co., Ltd.                                82,700           1,237
Amano Corp.                                             4,000              50
Aoyama Trading Co., Ltd.                                1,400              36
Arrk Corp.                                             11,900             568
Aruze Corp.                                            14,100             293
Asahi Breweries, Ltd.                                  11,600             131
Asahi Glass Co., Ltd.                                 460,000           4,444
Asahi Kasei Corp.                                      39,000             175
Astellas Pharma, Inc.                                  33,000           1,074
Autobacs Seven Co., Ltd.                                2,400              82
Bandai Visual Co., Ltd.                                    32             110
Bank of Yokohama, Ltd. (The)                          169,000             959
Benesse Corp.                                             200               7
Bosch Automotive Systems Corp.                          8,000              46
Bridgestone Corp.                                     191,000           3,738
BSL Corp.                                              97,000             240
Canon, Inc.                                           333,490          16,493
Central Glass Co., Ltd.                                 3,000              19
Chiba Bank, Ltd. (The)                                 21,000             135
Chiyoda Corp.                                         135,000           1,873
Chubu Electric Power Co., Inc.                         23,200             560
Chugai Pharmaceutical Co., Ltd.                        78,800           1,334
Circle K Sunkus Co., Ltd. (N)                          22,200             483
Citizen Watch Co., Ltd.                                16,500             146
Cosmo Oil Co., Ltd.                                    47,000             209
Credit Saison Co., Ltd.                                73,200           2,442
CSK Corp.                                                 200               7
Dai Nippon Printing Co., Ltd.                          19,000             297
Daicel Chemical Industries, Ltd.                        3,000              17

                                                          International Fund  29

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Daihatsu Motor Co., Ltd.                               15,000             129
Daiichi Pharmaceutical Co., Ltd.                        2,900              66
Daikin Industries, Ltd.                                24,900             606
Daimaru, Inc.                                          28,000             254
Dainippon Ink and Chemicals, Inc.                       9,000              27
Dainippon Pharmaceutical Co., Ltd.                      4,000              42
Dainippon Screen Manufacturing Co., Ltd.               72,000             482
Daito Trust Construction Co., Ltd.                         90               3
Daiwa House Industry Co., Ltd.                         17,000             191
Daiwa Securities Group, Inc.                          152,000             892
Denki Kagaku Kogyo Kabushiki Kaisha                     5,000              18
Denso Corp.                                             2,800              68
Dentsu, Inc.                                              488           1,207
Don Quijote Co., Ltd.                                  11,100             633
East Japan Railway Co.                                    545           2,676
Eisai Co., Ltd.                                       109,700           3,737
Fanuc, Ltd.                                            45,000           3,202
Fast Retailing Co., Ltd.                               12,400             727
Frontier Real Estate Investment Corp. (o)                  47             305
Fuji Electric Holdings Co., Ltd.                       25,000              91
Fuji Heavy Industries, Ltd.                           363,900           1,563
Fuji Photo Film Co., Ltd.                              64,900           2,015
Fujitsu, Ltd.                                         179,000           1,001
Funai Electric Co., Ltd.                               16,050           1,548
GMO Internet, Inc.                                        700              17
Hachijuni Bank, Ltd. (The)                              5,000              32
Hankyu Department Stores                                7,000              48
Hirose Electric Co., Ltd.                               2,700             281
HIS Co., Ltd.                                          10,600             215
Hitachi Cable, Ltd.                                     6,000              25
Hitachi Chemical Co., Ltd.                              7,800             134
Hitachi Koki Co., Ltd.                                  5,000              57
Hitachi Kokusai Electric, Inc.                         37,000             340
Hitachi, Ltd.                                         610,000           3,711
Hokkaido Electric Power Co., Inc.                       4,000              83
Hokuhoku Financial Group, Inc.                        232,000             667
Honda Motor Co., Ltd.                                  98,500           5,064
Hoya Corp.                                             19,700           2,429
Ibiden Co., Ltd.                                       61,800           1,660
Isuzu Motors, Ltd.                                     13,000              37
Ito-Yokado Co., Ltd.                                    4,500             150
Itochu Corp.                                          471,000           2,451
Japan Logistics Fund, Inc. (AE)(o)                         32             205
Japan Radio Co., Ltd. (AE)                             35,000             150
Japan Single-Residence REIT, Inc. (AE)(o)                   2               9
Japan Tobacco, Inc.                                       843          11,997
JFE Holdings, Inc.                                     96,400           2,495
Joyo Bank, Ltd. (The)                                   9,000              44
JS Group Corp.                                         70,200           1,143
JSR Corp.                                              18,400             364
Kadokawa Holdings, Inc.                                17,500             607
Kaken Pharmaceutical Co., Ltd.                          6,000              43
Kamigumi Co., Ltd.                                     52,000             396
Kaneka Corp.                                          136,000           1,536
Kansai Electric Power Co., Inc. (The)                  28,900             609
Kao Corp.                                              96,700           2,211
Kawasaki Heavy Industries, Ltd.                        82,000             163
Kawasaki Kisen Kaisha, Ltd.                            38,000             233
KDDI Corp.                                              1,215           5,858
Keihin Corp.                                            3,300              58
Keio Corp.                                             45,000             236
Keyence Corp.                                          12,700           3,048
Kirin Brewery Co., Ltd.                                11,000             103
Kobe Steel, Ltd.                                      567,000           1,170
Koei Co., Ltd.                                         12,400             283
Komatsu, Ltd.                                         257,000           2,425
Konica Minolta Holdings, Inc.                          45,500             416
Kose Corp.                                              8,600             299
Koyo Seiko Co., Ltd.                                    3,000              42
Kubota Corp.                                           58,000             337
Kuraray Co., Ltd.                                     128,600           1,153
Kyocera Corp.                                           3,900             275
Kyowa Exeo Corp.                                        4,000              35
Kyowa Hakko Kogyo Co., Ltd.                            33,000             218
Kyushu Electric Power Co., Inc.                        10,800             232
Lawson, Inc.                                           11,800             423
Leopalace21 Corp.                                      11,300             184
Livedoor Co., Ltd. (AE)                               126,816             532
Mabuchi Motor Co., Ltd.                                34,800           1,932
Makita Corp.                                           11,000             231
Mars Engineering Corp.                                  7,200             199
Marubeni Corp.                                         97,000             361
Matsumotokiyoshi Co., Ltd.                             32,000             837
Matsushita Electric Industrial Co., Ltd.              427,000           6,958
Matsushita Electric Works, Ltd.                        13,000             109
Meiji Dairies Corp.                                    12,000              66
Meitec Corp.                                            9,200             280
Millea Holdings, Inc.                                     176           2,301
Minebea Co., Ltd.                                     380,000           1,589
Mitsubishi Chemical Corp.                             103,000             303
Mitsubishi Corp.                                       46,700             667
Mitsubishi Electric Corp.                              84,000             443
Mitsubishi Estate Co., Ltd.                            14,000             156
Mitsubishi Gas Chemical Co., Inc.                      23,000             121
Mitsubishi Heavy Industries, Ltd.                       3,000               8

 30  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mitsubishi Rayon Co., Ltd.                            154,000             615
Mitsubishi Tokyo Financial Group, Inc.                    732           6,146
Mitsui & Co., Ltd.                                    136,000           1,311
Mitsui Chemicals, Inc.                                  7,000              42
Mitsui Fudosan Co., Ltd.                               87,000             991
Mitsui OSK Lines, Ltd.                                191,000           1,225
Mitsui Sumitomo Insurance Co., Ltd.                    26,000             231
Mitsui Trust Holdings, Inc.                            26,000             263
Mizuho Financial Group, Inc.                              636           2,868
Murata Manufacturing Co., Ltd.                         42,700           2,066
NEC Corp.                                              71,000             363
NET One Systems Co., Ltd.                                 181             464
Netprice, Ltd. (AE)(N)                                     44             224
Nichirei Corp.                                          3,000              12
Nidec Copal Corp.                                       7,500              83
Nidec Corp.                                             4,300             465
Nikko Cordial Corp.                                    56,000             240
Nintendo Co., Ltd.                                     23,900           2,509
Nippon Electric Glass Co., Ltd.                       219,000           3,288
Nippon Express Co., Ltd.                              695,700           2,976
Nippon Kayaku Co., Ltd.                                 3,000              20
Nippon Light Metal Co., Ltd.                           28,000              67
Nippon Meat Packers, Inc.                              56,000             640
Nippon Mining Holdings, Inc.                          289,000           1,720
Nippon Oil Corp.                                      147,000           1,009
Nippon Shokubai Co., Ltd.                               5,000              41
Nippon Steel Corp.                                    386,000             975
Nippon Telegraph & Telephone Corp.                        616           2,668
Nippon Yusen Kabushiki Kaisha                         168,000             973
Nishi-Nippon City Bank, Ltd. (The)                    143,000             584
Nissan Motor Co., Ltd.                                210,200           2,184
Nissen Co., Ltd.                                        7,000              79
Nissha Printing Co., Ltd.                              13,000             234
Nisshin Seifun Group, Inc.                              1,000              11
Nisshin Steel Co., Ltd.                                94,000             233
Nisshinbo Industries, Inc.                              7,000              57
Nitto Denko Corp.                                      93,800           5,156
NOK Corp.                                              14,100             359
Nomura Holdings, Inc.                                  42,900             508
NSK, Ltd.                                              18,000              95
NTN Corp.                                               3,000              17
NTT DoCoMo, Inc.                                          137             212
NTT Urban Development Corp. (N)                            81             340
Obayashi Corp.                                         20,000             112
OJI Paper Co., Ltd.                                    89,000             448
Olympus Corp.                                           7,000             141
OMC Card, Inc.                                         16,000             213
Omron Corp.                                            33,500             715
ORIX Corp.                                             71,100          10,511
Parco Co., Ltd.                                        39,000             280
Promise Co., Ltd.                                      11,450             697
Rakuten, Inc.                                             607             465
Rengo Co., Ltd.                                         8,000              42
Renown D'urban Holdings, Inc. (AE)                     11,200             110
Resona Holdings, Inc. (AE)                             71,000             124
Ricoh Co., Ltd.                                        87,000           1,333
Rinnai Corp.                                           72,770           1,754
Rohm Co., Ltd.                                         22,300           2,023
Sanken Electric Co., Ltd.                              38,000             442
Sankyo Co., Ltd.                                       18,500             491
Sanyo Shinpan Finance Co., Ltd.                        14,900           1,048
Sapporo Hokuyo Holdings, Inc.                               6              45
Secom Co., Ltd.                                           500              22
Sega Sammy Holdings, Inc.                              50,900           3,147
Sekisui Chemical Co., Ltd.                            131,000             848
Sekisui House, Ltd.                                   169,300           1,709
Senshukai Co., Ltd.                                     5,000              45
SFCG Co., Ltd.                                          2,980             671
Shimachu Co., Ltd.                                      3,400              84
Shimadzu Corp.                                          4,000              26
Shin-Etsu Chemical Co., Ltd.                           60,600           2,296
Shinko Electric Industries Co., Ltd.                    3,200             134
Shinsei Bank, Ltd.                                    405,000           2,176
Shionogi & Co., Ltd.                                   21,000             260
Shizuoka Bank, Ltd. (The)                               9,000              76
Showa Denko KK                                         56,000             141
Showa Shell Sekiyu KK                                   9,200             100
Skylark Co., Ltd.                                     106,800           1,542
SMC Corp.                                               4,700             534
Softbank Corp.                                         22,600             927
Sohgo Security Services Co., Ltd.                      54,988             709
Sompo Japan Insurance, Inc.                            31,000             295
Sony Corp.                                             15,700             518
Stanley Electric Co., Ltd.                             38,300             605
STB Leasing Co., Ltd.                                   8,200             135
Sumisho Lease Co., Ltd.                                19,900             715
Sumitomo Bakelite Co., Ltd.                           196,800           1,215
Sumitomo Chemical Co., Ltd.                           342,000           1,746
Sumitomo Corp.                                          4,000              34
Sumitomo Electric Industries, Ltd.                     66,000             740
Sumitomo Forestry Co., Ltd.                            55,000             510
Sumitomo Heavy Industries, Ltd.                       544,000           2,608
Sumitomo Metal Industries, Ltd.                       607,000           1,107
Sumitomo Metal Mining Co., Ltd.                        17,000             118
Sumitomo Mitsui Financial Group, Inc.                   1,347           8,878
Sumitomo Osaka Cement Co., Ltd.                       139,000             364
Sumitomo Rubber Industries, Inc.                       39,000             392

                                                          International Fund  31

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sumitomo Trust & Banking Co.,
   Ltd. (The)                                          31,000             191
T&D Holdings, Inc.                                     29,350           1,391
Taiheiyo Cement Corp.                                  52,000             151
Taiyo Nippon Sanso Corp.                                3,000              16
Takashimaya Co., Ltd.                                   1,000              10
Take And Give Needs Co., Ltd. (AE)                         17              20
Takeda Pharmaceutical Co., Ltd.                       196,200          10,035
Takefuji Corp.                                         42,290           2,738
Takuma Co., Ltd.                                        1,000               7
Tanabe Seiyaku Co., Ltd.                                3,000              28
TDK Corp.                                              14,000             961
Teijin, Ltd.                                           57,000             260
Telewave, Inc.                                             58             266
Terumo Corp.                                           55,300           1,549
Tobu Railway Co., Ltd.                                 12,000              45
Toda Corp.                                             12,000              53
Tohoku Electric Power Co., Inc.                         6,700             147
Tokai Rika Co., Ltd.                                    8,100             139
Tokyo Broadcasting System, Inc.                         1,700              29
Tokyo Electric Power Co., Inc. (The)                  101,100           2,419
Tokyo Gas Co., Ltd.                                   957,000           3,482
Tokyo Tomin Bank, Ltd. (The)                           12,700             313
Toppan Printing Co., Ltd.                              14,000             137
Toray Industries, Inc.                                384,000           1,797
Toshiba Corp.                                         113,000             439
Tosoh Corp.                                            17,000              67
Toyo Seikan Kaisha, Ltd.                               13,000             200
Toyobo Co., Ltd.                                       45,000             104
Toyoda Gosei Co., Ltd.                                 85,300           1,473
Toyota Motor Corp.                                    518,600          19,605
Toyota Tsusho Corp.                                     2,000              33
Trend Micro, Inc.                                      14,500             520
UFJ Holdings, Inc. (AE)                                   335           1,728
Uniden Corp.                                           18,000             293
UNY Co., Ltd.                                           3,000              32
USS Co., Ltd.                                           5,310             355
Valor Co., Ltd.                                         4,000             111
West Japan Railway Co.                                    457           1,528
World Co., Ltd.                                         2,500             104
Xebio Co., Ltd.                                         7,900             269
Yahoo! Japan Corp.                                        420             904
Yamada Denki Co., Ltd.                                 51,200           2,892
Yamaha Motor Co., Ltd.                                 56,400           1,046
Yamato Transport Co., Ltd.                            165,000           2,194
Yokogawa Electric Corp.                                27,300             338
Yokohama Rubber Co., Ltd. (The)                         4,000              18
                                                                 ------------
                                                                      300,927
                                                                 ------------

Luxembourg - 0.4%
Arcelor                                               129,599           2,794
SES Global (N)                                        125,831           1,974
SES Global SA                                          98,600           1,547
Tenaris SA - ADR                                        9,800             920
                                                                 ------------
                                                                        7,235
                                                                 ------------

Mexico - 0.9%
America Movil SA de CV - ADR
   Series L                                            74,100           1,649
Coca-Cola Femsa SA de CV - ADR                         57,200           1,631
Fomento Economico Mexicano SA de CV - ADR              18,000           1,170
Grupo Televisa SA - ADR                               127,330           8,400
Telefonos de Mexico SA de CV - ADR                     85,600           1,650
Wal-Mart de Mexico SA de CV                           290,200           1,298
                                                                 ------------
                                                                       15,798
                                                                 ------------

Netherlands - 3.8%
ABN AMRO Holding NV                                   123,873           3,097
Aegon NV                                              167,889           2,406
Buhrmann NV                                            81,200             920
CSM NV Class A                                          5,700             180
DSM NV                                                 14,100           1,073
Euronext NV                                            26,000           1,021
European Aeronautic Defense and Space Co.             144,210           4,848
Heineken Holding NV                                     1,700              50
Heineken NV                                            79,252           2,522
Hunter Douglas NV                                       1,300              66
ING Groep NV                                          543,995          16,476
Koninklijke Ahold NV (AE)                             661,397           5,822
Koninklijke Philips Electronics NV                    233,578           6,340
OCE NV                                                 15,500             228
Randstad Holdings NV                                   22,200             905
Reed Elsevier NV                                      395,759           5,389
Rodamco Europe NV                                      13,100           1,110
Royal KPN NV                                           48,100             419
Royal Numico NV (AE)                                  142,477           6,012
Royal P&O Nedlloyd NV                                   2,400             165
TNT NV                                                 17,100             434
TomTom NV (AE)                                         57,175           1,890
VNU NV                                                 38,810           1,113
Wolters Kluwer NV                                     103,066           2,004
                                                                 ------------
                                                                       64,490
                                                                 ------------

 32  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

New Zealand - 0.2%
Carter Holt Harvey, Ltd.                              127,530             214
Sky City Entertainment Group, Ltd.                     22,400              74
Telecom Corp. of New Zealand, Ltd.                    878,694           3,766
                                                                 ------------
                                                                        4,054
                                                                 ------------

Norway - 0.8%
Aker Kvaerner ASA (AE)(N)                              36,300           1,770
DNB NOR ASA                                           443,563           4,648
Norsk Hydro ASA                                        12,800           1,219
Petroleum Geo-Services ASA (AE)                        51,300           1,241
Statoil ASA                                           199,400           4,332
Stolt Offshore SA (AE)                                  5,000              57
                                                                 ------------
                                                                       13,267
                                                                 ------------

Poland - 0.1%
Powszechna Kasa Oszczednosci Bank Polski SA (AE)      122,562           1,019
                                                                 ------------

Portugal - 0.1%
Energias de Portugal SA                               747,500           1,994
                                                                 ------------

Singapore - 1.2%
CapitaCommercial Trust (o)                            163,000             149
CapitaLand, Ltd.                                      210,000             357
City Developments, Ltd.                                29,000             151
ComfortDelgro Corp., Ltd.                              34,000              32
Creative Technology, Ltd.                               4,700              35
DBS Group Holdings, Ltd.                              438,740           4,244
Flextronics International, Ltd. (AE)(N)               106,600           1,443
Fraser and Neave, Ltd.                                 15,000             148
Hyflux, Ltd.                                           51,500             119
Jardine Cycle & Carriage, Ltd.                         22,000             177
Keppel Corp., Ltd.                                    378,000           2,862
Keppel Land, Ltd.                                      30,000              58
MobileOne, Ltd.                                       159,000             197
NatSteel, Ltd.                                         49,400              66
Neptune Orient Lines, Ltd.                             74,000             160
Oversea-Chinese Banking Corp.                         283,400           2,197
Parkway Holdings, Ltd.                                229,000             289
SembCorp Industries, Ltd.                               6,580              11
SembCorp Logistics, Ltd.                               23,000              25
SembCorp Marine, Ltd.                                  10,000              16
Singapore Airlines, Ltd.                               17,000             121
Singapore Technologies Engineering, Ltd.              162,000             256
Singapore Telecommunications, Ltd. (N)              3,331,940           5,546
United Overseas Bank, Ltd.                            215,100           1,952
United Overseas Land, Ltd.                                900               1
Venture Corp., Ltd.                                    32,000             308
                                                                 ------------
                                                                       20,920
                                                                 ------------

South Africa - 0.1%
Nedbank Group, Ltd.                                   108,557           1,404
                                                                 ------------

South Korea - 1.1%
Hynix Semiconductor, Inc. (AE)                         77,400           1,802
Korea Electric Power Corp.                             41,500           1,443
Korea Electric Power Corp. - ADR                       80,240           1,402
KT Corp. - ADR                                         66,200           1,466
LG.Philips LCD Co., Ltd. (AE)(N)                       86,800           4,020
Samsung Electronics Co., Ltd.                          14,461           7,958
SK Telecom Co., Ltd. - ADR (N)                         42,390             910
                                                                 ------------
                                                                       19,001
                                                                 ------------

Spain - 3.9%
Acciona SA                                                100              10
Acerinox SA (N)                                        14,400             205
Actividades de Construccion y Servicios SA (N)        124,892           3,612
Altadis SA                                            148,721           6,286
Antena 3 de Television SA (N)                          16,800             331
Banco Bilbao Vizcaya Argentaria SA                    376,364           6,347
Banco de Sabadell SA                                  153,540           3,922
Banco Popular Espanol SA                              184,000           2,197
Banco Santander Central Hispano SA                    333,858           4,137
Bankinter SA                                           11,400             595
Cia de Distribucion Integral Logista SA                 1,700              89
Corp Mapfre SA                                         73,380           1,228
Ebro Puleva SA                                         22,400             391
Endesa SA                                             241,157           5,400
Fomento de Construcciones y Contratas SA                5,800             327
Gestevision Telecinco SA                               35,400             839
Iberdrola SA                                          234,999           5,992
Iberia Lineas Aereas de Espana SA                      88,700             273
Indra Sistemas SA                                      63,100           1,254
Repsol YPF SA                                         137,800           3,863
Repsol YPF SA - ADR                                    93,883           2,617
Sociedad General de Aguas de Barcelona SA Class
   A                                                    2,400              54
Telefonica SA                                         899,765          15,153
Union Fenosa SA                                        24,400             717
                                                                 ------------
                                                                       65,839
                                                                 ------------

                                                          International Fund  33

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Sweden - 2.4%
Atlas Copco AB Class A (N)                            175,500           2,983
Billerud AB                                             6,000              79
Gambro AB Class A                                      15,100             220
Hennes & Mauritz AB Class B                           201,796           7,197
Lundin Petroleum AB (AE)                               22,600             232
Nordea Bank AB                                        127,200           1,220
OMX AB (AE)                                             9,800             117
Sandvik AB                                            114,410           4,574
Securitas AB Class B                                  106,041           1,796
Skandia Forsakrings AB                                403,508           2,286
Skandinaviska Enskilda Banken AB Class A               22,000             391
Skanska AB Class B                                      8,200             106
Ssab Svenskt Stal AB                                    8,000             203
Svenska Cellulosa AB Class B                           99,310           3,363
Svenska Handelsbanken Class A                          83,550           1,802
Swedish Match AB                                        4,100              51
Tele2 AB Class B (AE)(N)                               17,550             190
Telefonaktiebolaget LM Ericsson Class B             3,962,137          13,570
TeliaSonera AB                                         47,000             232
Trelleborg AB Class B                                   5,200              86
Volvo AB Class A                                        6,200             252
Volvo AB Class B                                        5,400             226
                                                                 ------------
                                                                       41,176
                                                                 ------------

Switzerland - 6.2%
ABB, Ltd. (AE)                                        289,664           1,974
Ciba Specialty Chemicals AG                            45,950           2,749
Clariant AG                                            70,170             975
Compagnie Financiere Richemont AG Class A              83,860           2,955
Credit Suisse Group                                   204,450           8,568
Georg Fischer AG                                        1,016             336
Givaudan SA                                             1,759           1,055
Kuehne & Nagel International AG                         7,300           1,629
Kuoni Reisen Holding AG                                   100              38
Lonza Group AG                                         14,303             790
Micronas Semiconductor Holding AG (AE)                  7,500             297
Nestle SA                                              38,924          10,678
Nobel Biocare Holding AG                                1,600             338
Novartis AG                                           214,834          10,454
PubliGroupe SA                                            164              50
Rieter Holding AG                                         923             279
Roche Holding AG                                      173,184          23,547
Schindler Holding AG                                      200              81
Sulzer AG                                               2,169           1,039
Swatch Group AG                                        87,751           2,591
Swatch Group AG Class B                                 7,996           1,146
Swiss Life Holding (AE)                                   589              83
Swiss Reinsurance                                      43,180           2,748
Swisscom AG                                             2,316             765
Syngenta AG                                            39,197           4,091
Synthes, Inc.                                          27,468           2,980
UBS AG                                                218,499          17,957
Valora Holding AG                                         523             109
Xstrata PLC                                            90,160           1,917
Zurich Financial Services AG                           16,684           2,965
                                                                 ------------
                                                                      105,184
                                                                 ------------

Taiwan - 0.9%
AU Optronics Corp. - ADR                              380,585           6,036
AU Optronics Corp. - ADR (AE)                          22,700             360
Chi Mei Optoelectronics Corp.                       2,692,000           3,952
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                380,469           3,268
United Microelectronics Corp. - ADR                   342,823           1,320
                                                                 ------------
                                                                       14,936
                                                                 ------------

Thailand - 0.1%
Bangkok Bank PCL                                      371,800             946
                                                                 ------------

Turkey - 0.1%
Turkiye Garanti Bankasi AS (AE)                       353,600             976
                                                                 ------------

United Kingdom - 18.3%
3i Group PLC                                          236,726           2,962
Alliance & Leicester PLC                               16,400             253
Alliance Unichem PLC                                   29,400             429
Amvescap PLC                                          142,818           1,036
Anglo American PLC                                    120,823           3,058
Arriva PLC                                             34,500             341
Associated British Foods PLC                           44,800             676
AstraZeneca PLC                                       177,141           7,973
Aviva PLC                                             659,999           7,586
AWG PLC                                                 6,599             113
BAA PLC                                               138,400           1,468
BAE Systems PLC                                       879,007           4,758
Barclays PLC                                          874,144           8,557
Barratt Developments PLC                               38,600             489
Berkeley Group Holdings PLC                             6,000              94
BG Group PLC                                        1,408,423          11,665
BHP Billiton PLC                                      160,800           2,279
BOC Group PLC                                         266,562           5,069

 34  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Boots Group PLC                                       601,622           6,402
BP PLC                                              2,279,280          25,217
Bradford & Bingley PLC                                 41,900             248
Brambles Industries PLC                               599,610           3,301
Britannic Group PLC                                    16,500             179
British Airways PLC (AE)                               76,700             374
British American Tobacco PLC                           93,300           1,864
British Land Co. PLC                                  151,800           2,240
BT Group PLC                                        1,213,657           4,853
Bunzl PLC (AE)                                         28,430             261
Burren Energy PLC (AE)                                 76,500           1,029
Cable & Wireless PLC                                  157,500             441
Carnival PLC                                           88,418           4,763
Carphone Warehouse Group PLC                          733,953           2,374
Cattles PLC                                             6,500              34
Centrica PLC                                          562,233           2,317
Compass Group PLC                                      15,600              67
Corus Group PLC (AE)                                  460,783             381
Diageo PLC                                            364,835           5,040
EMI Group PLC                                         914,573           3,886
Filtrona PLC (AE)                                      33,384             135
Firstgroup PLC                                          3,800              21
Friends Provident PLC                                 447,040           1,432
GKN PLC                                               922,648           4,301
GlaxoSmithKline PLC                                   923,673          21,770
HBOS PLC                                              551,126           8,374
Hilton Group PLC                                      709,921           3,618
HMV Group PLC                                          75,600             327
HSBC Holdings PLC                                     548,796           8,903
Imperial Chemical Industries PLC                      137,700             643
Imperial Tobacco Group PLC                            143,800           3,698
Inchcape PLC                                           16,800             597
Intercontinental Hotels Group PLC                     146,387           1,863
International Power PLC                               178,200             663
ITV PLC                                               345,421             729
J Sainsbury PLC                                       387,336           1,903
Kesa Electricals PLC                                  565,817           2,518
Land Securities Group PLC                               6,000             147
Lloyds TSB Group PLC                                  764,738           6,478
Man Group PLC                                           1,700              49
Marks & Spencer Group PLC                             227,526           1,432
Meggitt PLC                                            64,400             351
Mitchells & Butlers PLC                               300,170           1,878
Next PLC                                               74,503           2,061
Northern Foods PLC                                    136,000             368
O2 PLC (AE)                                           338,300             828
Old Mutual PLC                                        290,100             665
PartyGaming PLC (AE)                                  409,800           1,246
Pennon Group PLC                                       21,300             398
Persimmon PLC                                          84,200           1,184
Pilkington PLC                                         94,000             203
Prudential PLC                                        173,871           1,639
Punch Taverns PLC                                     147,620           1,942
Reckitt Benckiser PLC                                 294,853           8,862
Reed Elsevier PLC                                      17,100             158
Reuters Group PLC                                     294,100           1,999
Rexam PLC                                             115,796             996
Rio Tinto PLC                                         161,067           5,367
Rolls-Royce Group PLC (AE)                            109,158             642
Royal & Sun Alliance Insurance Group PLC              759,327           1,211
Royal Bank of Scotland Group PLC                      292,861           8,719
Royal Dutch Shell PLC Class A (AE)(N)                 396,850          12,202
Royal Dutch Shell PLC Class B (AE)                    266,244           8,451
SABMiller PLC                                          10,900             190
Scottish & Newcastle PLC                               15,900             128
Scottish & Southern Energy PLC                        106,800           1,838
Scottish Power PLC                                     50,100             444
Shire Pharmaceuticals PLC                              46,600             538
Smith & Nephew PLC                                    250,494           2,382
Smiths Group PLC                                       51,000             859
Somerfield PLC                                        104,500             367
Sportingbet PLC (AE)                                  188,000           1,224
Stagecoach Group PLC                                  162,937             326
Standard Chartered PLC                                293,065           5,717
Tate & Lyle PLC                                       226,200           1,843
Taylor Woodrow PLC                                     81,900             489
Tesco PLC                                             949,310           5,431
Trinity Mirror PLC                                     99,900           1,075
Unilever PLC                                          669,545           6,478
United Business Media PLC                              34,844             335
United Utilities PLC                                   40,300             455
Vodafone Group PLC                                  7,159,661          18,435
Whitbread PLC                                          72,000           1,252
William Hill PLC                                      349,074           3,540
Wimpey George PLC                                     150,400           1,127
Wolseley PLC                                           12,000             250
Yell Group PLC                                        241,724           1,917
                                                                 ------------
                                                                      311,688
                                                                 ------------

United States - 0.2%
Transocean, Inc. (AE)                                  51,200           2,889
                                                                 ------------

TOTAL COMMON STOCKS
(cost $1,273,787)                                                   1,542,453
                                                                 ------------

                                                          International Fund  35

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------


PREFERRED STOCKS - 0.4%

Brazil - 0.1%
Banco Itau Holding Financeira SA                        5,300           1,003
                                                                 ------------

Germany - 0.3%
Fresenius AG                                           18,700           2,402
Fresenius Medical Care AG                               4,000             285
Henkel KGaA                                             9,500             893
Invesco Perpetual UK Smaller Companies
   Investment Trust PLC                                 5,800             106
Porsche AG                                                671             532
                                                                 ------------
                                                                        4,218
                                                                 ------------

Italy - 0.0%
Unipol SpA                                            147,400             385
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $4,412)                                                           5,606
                                                                 ------------

WARRANTS & RIGHTS - 0.1%

Hong Kong - 0.0%
Kingboard Chemical Holdings, Ltd.
   2006 Warrants (AE)                                   1,800               1
                                                                 ------------

Luxembourg - 0.1%
Bharti Televentures
   2009 Warrants (AE)                                 178,100           1,126
Satyam Computer Services, Ltd.
   2007 Warrants (AE)                                 113,500           1,368
                                                                 ------------
                                                                        2,494
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $1,910)                                                           2,495
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.0%

Switzerland - 0.0%
Swiss Market Index
   Sep 2005 6,271.27 (CHF) Call (23)                    1,119             149
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $91)                                                                149
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 8.4%

United States - 8.4%
Frank Russell Investment Company
   Money Market Fund                              130,537,001         130,537
United States Treasury Bills (z)(sec.)
   2.995% due 09/15/05 (c)                              8,000           7,971
   3.144% due 10/13/05                                  5,000           4,960
                                                                 ------------
                                                                      143,468
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $143,476)                                                       143,468
                                                                 ------------

OTHER SECURITIES - 18.5%
Frank Russell Investment Company
   Money Market Fund (X)                          110,001,974         110,002
State Street Securities Lending Quality Trust
   (X)                                            205,154,485         205,154
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $315,156)                                                       315,156
                                                                 ------------

TOTAL INVESTMENTS - 118.0%
(identified cost $1,738,832)                                        2,009,327

OTHER ASSETS AND LIABILITIES,

NET - (18.0%)                                                        (306,158)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,703,169
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 36  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
AEX Index (Netherlands)
   expiration date 08/05 (166)                             15,822                109
CAC-40 Index (France)
   expiration date 08/05 (252)                             13,633                294
   expiration date 09/05 (197)                             10,675                616
DAX Index (Germany)
   expiration date 09/05 (111)                             16,515                954

EUR STOXX 50 Index (EMU)
   expiration date 09/05 (715)                             28,903              1,313

FTSE-100 Index (UK)
   expiration date 09/05 (320)                             29,694              1,008

Hang Seng Index (Hong Kong)
   expiration date 08/05 (29)                               2,776                 15

OMX Stockholm 30 Index (Sweden)
   expiration date 08/05 (608)                              6,775                111

SPI 200 Index (Australia)
   expiration date 09/05 (82)                               6,800                176

TOPIX Index (Japan)
   expiration date 09/05 (250)                             26,875              1,171

Short Positions
FTSE-100 Index (UK)
   expiration date 09/05 (54)                               5,011               (164)

Hang Seng Index (Hong Kong)
   expiration date 08/05 (19)                               1,819                (10)

IBEX Plus Index (Spain)
   expiration date 08/05 (5)                                  613                (11)

MIB-30 (Italy)
   expiration date 09/05 (25)                               5,114               (193)

SPI 200 Index (Australia)
   expiration date 09/05 (109)                              9,038               (255)

TOPIX Index (Japan)
   expiration date 09/05 (70)                               7,525               (387)
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                      4,747
                                                                     ===============
                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Switzerland
Swiss Market Index
   Sep 2005 6,271.27 (CHF) Put (23)                         1,119                (89)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $91)                                                                 (89)
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  37

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              21      AUD            28    08/02/05                 --
USD              13      AUD            18    08/03/05                 --
USD              37      AUD            49    08/03/05                 --
USD              69      AUD            91    08/03/05                 --
USD              42      AUD            55    08/04/05                 --
USD             108      AUD           143    08/04/05                 --
USD              76      AUD           100    09/21/05                 (1)
USD             149      AUD           200    09/21/05                  2
USD             223      AUD           300    09/21/05                  3
USD             226      AUD           300    09/21/05                  1
USD             229      AUD           300    09/21/05                 (3)
USD             378      AUD           500    09/21/05                 (1)
USD             382      AUD           500    09/21/05                 (4)
USD             386      AUD           500    09/21/05                 (8)
USD             737      AUD         1,000    09/21/05                 17
USD           1,177      AUD         1,579    09/21/05                 15
USD           1,177      AUD         1,579    09/21/05                 14
USD           1,177      AUD         1,579    09/21/05                 14
USD           1,239      AUD         1,662    09/21/05                 16
USD           1,340      AUD         1,729    09/21/05                (35)
USD           1,340      AUD         1,729    09/21/05                (35)
USD           1,990      AUD         2,569    09/21/05                (51)
USD           3,019      AUD         4,049    09/21/05                 38
USD           7,253      AUD         9,500    09/21/05                (83)
USD              96      CHF           124    08/02/05                 --
USD           3,203      CHF         4,024    09/21/05                (66)
USD           8,478      CHF        10,652    09/21/05               (176)
USD               1      DKK             5    09/21/05                 --
USD             114      DKK           698    09/21/05                 --
USD             260      DKK         1,592    09/21/05                 --
USD              64      EUR            53    08/01/05                 --
USD              84      EUR            70    08/01/05                 --
USD             160      EUR           133    08/01/05                  1
USD             179      EUR           148    08/01/05                  1
USD              44      EUR            36    08/02/05                 --
USD              66      EUR            54    08/02/05                 --
USD              82      EUR            68    08/02/05                 --
USD             244      EUR           201    08/02/05                 --
USD             539      EUR           444    08/02/05                 (1)
USD              23      EUR            19    08/03/05                 --
USD              67      EUR            55    08/03/05                 --
USD             123      EUR           101    08/03/05                 --
USD             281      EUR           232    08/03/05                 --
USD             604      EUR           500    09/21/05                  3
USD             606      EUR           500    09/21/05                  1

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             609      EUR           500    09/21/05                 (1)
USD             614      EUR           500    09/21/05                 (6)
USD           1,199      EUR         1,000    09/21/05                 17
USD           1,200      EUR         1,000    09/21/05                 15
USD           1,210      EUR         1,000    09/21/05                  5
USD           1,214      EUR         1,000    09/21/05                  1
USD           1,223      EUR         1,000    09/21/05                 (8)
USD           2,389      EUR         2,000    09/21/05                 42
USD           2,417      EUR         2,000    09/21/05                 14
USD           2,438      EUR         2,000    09/21/05                 (7)
USD           2,453      EUR         2,000    09/21/05                (22)
USD           3,026      EUR         2,500    09/21/05                 12
USD           3,435      EUR         2,817    09/21/05                (12)
USD           3,435      EUR         2,817    09/21/05                (12)
USD           5,641      EUR         4,623    09/21/05                (24)
USD           6,073      EUR         4,950    09/21/05                (58)
USD           6,134      EUR         5,000    09/21/05                (59)
USD          11,040      EUR         9,000    09/21/05               (105)
USD          29,453      EUR        24,000    09/21/05               (291)
USD             135      GBP            78    08/01/05                  1
USD             303      GBP           173    08/01/05                  1
USD             578      GBP           331    08/01/05                  4
USD               5      GBP             3    08/02/05                 --
USD             277      GBP           158    08/02/05                 --
USD             469      GBP           267    08/02/05                  1
USD             526      GBP           300    09/21/05                  1
USD             526      GBP           300    09/21/05                  1
USD             869      GBP           500    09/21/05                  9
USD             872      GBP           500    09/21/05                  5
USD             885      GBP           500    09/21/05                 (7)
USD             909      GBP           500    09/21/05                (31)
USD           1,269      GBP           700    09/21/05                (41)
USD           1,767      GBP         1,000    09/21/05                (12)
USD           1,788      GBP         1,000    09/21/05                (33)
USD           1,819      GBP         1,000    09/21/05                (64)
USD           1,832      GBP         1,000    09/21/05                (77)
USD           2,539      GBP         1,400    09/21/05                (82)
USD           3,991      GBP         2,200    09/21/05               (130)
USD           4,488      GBP         2,460    09/21/05               (171)
USD           8,164      GBP         4,500    09/21/05               (266)
USD          19,956      GBP        11,000    09/21/05               (650)
USD             601      HKD         4,672    08/01/05                 --
USD              33      HKD           260    09/21/05                 --
USD             147      HKD         1,144    09/21/05                 --
USD             495      HKD         3,846    09/21/05                 --

See accompanying notes which are an integral part of the schedules of investments.

 38  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD               3      JPY           375    08/01/05                 --
USD               8      JPY           932    08/01/05                 --
USD              23      JPY         2,637    08/01/05                 --
USD              26      JPY         2,916    08/01/05                 --
USD              28      JPY         3,104    08/01/05                 --
USD             208      JPY        23,321    08/01/05                 --
USD             233      JPY        26,241    08/01/05                  1
USD             383      JPY        43,035    08/01/05                 (1)
USD               2      JPY           234    08/02/05                 --
USD               3      JPY           382    08/02/05                 --
USD               4      JPY           432    08/02/05                 --
USD              21      JPY         2,406    08/02/05                 --
USD             153      JPY        17,227    08/02/05                 --
USD             335      JPY        37,515    08/02/05                 (1)
USD             433      JPY        48,519    08/02/05                 (1)
USD             949      JPY       106,737    08/02/05                 --
USD               2      JPY           232    08/03/05                 --
USD               2      JPY           233    08/03/05                 --
USD               3      JPY           385    08/03/05                 --
USD              11      JPY         1,259    08/03/05                 --
USD              19      JPY         2,184    08/03/05                 --
USD              23      JPY         2,521    08/03/05                 --
USD              72      JPY         8,108    08/03/05                 --
USD             153      JPY        17,111    08/03/05                 (1)
USD             677      JPY        75,929    08/03/05                 (2)
USD             461      JPY        50,000    09/21/05                (14)
USD             900      JPY       100,000    09/21/05                 (6)
USD             901      JPY       100,000    09/21/05                 (6)
USD             909      JPY       100,000    09/21/05                (15)
USD             923      JPY       100,000    09/21/05                (29)
USD             937      JPY       100,000    09/21/05                (43)
USD             939      JPY       100,000    09/21/05                (45)
USD           1,208      JPY       129,927    09/21/05                (47)
USD           1,803      JPY       200,000    09/21/05                (15)
USD           1,804      JPY       200,000    09/21/05                (15)
USD           1,845      JPY       200,000    09/21/05                (57)
USD           1,861      JPY       200,162    09/21/05                (72)
USD           3,006      JPY       320,000    09/21/05               (144)
USD          11,746      JPY     1,250,000    09/21/05               (568)
USD          12,676      JPY     1,350,000    09/21/05               (604)
USD           2,030      JPY       222,610    09/29/05                (37)
USD              57      NOK           373    08/03/05                 --
USD             946      NOK         6,118    09/21/05                 (1)
USD           2,061      NOK        13,350    09/21/05                  1
USD           2,061      NOK        13,350    09/21/05                 --

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD           3,610      NOK        23,363    09/21/05                 (2)
USD           3,611      NOK        23,363    09/21/05                 (3)
USD           4,001      NOK        25,866    09/21/05                 (6)
USD           9,275      NZD        13,288    09/21/05               (280)
USD             985      SGD         1,662    09/21/05                 17
USD           1,187      SGD         2,004    09/21/05                 21
USD           1,187      SGD         2,004    09/21/05                 21
USD           1,187      SGD         2,004    09/21/05                 21
USD           1,187      SGD         2,004    09/21/05                 20
USD           2,176      SGD         3,675    09/21/05                 37
AUD              46      USD            35    08/02/05                 --
AUD             160      USD           121    08/02/05                 --
AUD              45      USD            34    08/03/05                 --
AUD              25      USD            19    08/04/05                 --
AUD             149      USD           113    08/04/05                 --
AUD           1,500      USD         1,144    09/21/05                 12
AUD           1,500      USD         1,144    09/21/05                 12
AUD           2,400      USD         1,791    09/21/05                (20)
AUD           2,464      USD         1,864    09/21/05                  4
CAD             116      USD            94    08/02/05                 (1)
CAD             266      USD           216    08/02/05                 (2)
CAD              41      USD            34    08/03/05                 --
CAD             106      USD            86    08/03/05                 --
CHF              42      USD            33    08/02/05                 --
CHF              54      USD            42    08/02/05                 --
CHF             163      USD           127    08/03/05                 --
CHF             125      USD            97    08/04/05                 --
CHF              72      USD            57    09/21/05                  1
CHF           4,148      USD         3,261    09/21/05                 28
CHF           4,148      USD         3,261    09/21/05                 28
CHF           6,808      USD         5,355    09/21/05                 49
EUR              11      USD            14    08/01/05                 --
EUR             148      USD           179    08/01/05                 (1)
EUR             617      USD           748    08/01/05                  1
EUR               6      USD             7    08/02/05                 --
EUR             187      USD           226    08/02/05                 --
EUR             375      USD           455    08/02/05                  1
EUR           1,350      USD         1,655    09/21/05                 14
EUR           1,500      USD         1,833    09/21/05                 10
EUR           2,000      USD         2,417    09/21/05                (13)
EUR           2,579      USD         3,151    09/21/05                 17
EUR           7,300      USD         8,963    09/21/05                 93
EUR           7,646      USD         9,276    09/21/05                (15)
EUR           8,947      USD        10,936    09/21/05                 64
EUR          10,500      USD        12,676    09/21/05                (83)

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  39

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
GBP             328      USD           577    08/02/05                 --
GBP             194      USD           340    08/03/05                 --
GBP             282      USD           495    08/03/05                 --
GBP           1,000      USD         1,806    09/21/05                 50
GBP           1,000      USD         1,813    09/21/05                 58
GBP           1,691      USD         2,983    09/21/05                 15
GBP           2,304      USD         4,065    09/21/05                 20
GBP           2,536      USD         4,473    09/21/05                 22
GBP           2,536      USD         4,472    09/21/05                 21
GBP           4,100      USD         7,167    09/21/05                (29)
GBP           4,227      USD         7,457    09/21/05                 38
GBP           5,400      USD         9,801    09/21/05                323
GBP          12,681      USD        22,372    09/21/05                116
GBP           6,506      USD        11,306    10/31/05               (105)
HKD             133      USD            17    08/01/05                 --
HUF          32,681      USD           161    08/01/05                 (1)
JPY             184      USD             2    08/01/05                 --
JPY             458      USD             4    08/01/05                 --
JPY           3,340      USD            30    08/01/05                 --
JPY          16,362      USD           146    08/01/05                 --
JPY          71,175      USD           633    08/01/05                 --
JPY             184      USD             2    08/02/05                 --
JPY           1,005      USD             9    08/02/05                 --
JPY           1,141      USD            10    08/02/05                 --
JPY           5,422      USD            48    08/02/05                 --
JPY           8,493      USD            76    08/02/05                 --
JPY          14,211      USD           126    08/02/05                 --
JPY          67,229      USD           600    08/02/05                  2
JPY             457      USD             4    08/03/05                 --
JPY             552      USD             5    08/03/05                 --
JPY           1,006      USD             9    08/03/05                 --
JPY           1,086      USD            10    08/03/05                 --
JPY          50,000      USD           465    09/21/05                 18
JPY          86,519      USD           780    09/21/05                  6
JPY         146,933      USD         1,324    09/21/05                 10
JPY         146,933      USD         1,324    09/21/05                 10
JPY         350,000      USD         3,287    09/21/05                157
JPY         470,000      USD         4,414    09/21/05                211
JPY         800,000      USD         7,168    09/21/05                 14
JPY         469,960      USD         4,203    09/29/05                 (3)
NOK           5,671      USD           881    09/21/05                  5
NOK          10,556      USD         1,641    09/21/05                 11
NOK          15,833      USD         2,460    09/21/05                 15
NZD             847      USD           571    09/21/05                 (3)
NZD             855      USD           607    09/21/05                 28

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
NZD             856      USD           577    09/21/05                 (3)
NZD           1,694      USD         1,142    09/21/05                 (5)
NZD           2,566      USD         1,821    09/21/05                 84
NZD           3,048      USD         2,163    09/21/05                100
NZD           3,422      USD         2,429    09/21/05                113
SEK             699      USD            90    09/21/05                 --
SEK           1,277      USD           167    09/21/05                  2
SEK           4,962      USD           657    09/21/05                 16
SEK          25,085      USD         3,315    09/21/05                 76
SGD              38      USD            23    08/01/05                 --
SGD              62      USD            37    08/01/05                 --
SGD              75      USD            45    08/02/05                 --
SGD             432      USD           258    09/21/05                 (2)
SGD             494      USD           297    09/21/05                 (1)
THB           2,077      USD            50    08/02/05                 --
THB           4,856      USD           117    08/03/05                  1
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                              (2,665)
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 40  International Fund

FRANK RUSSELL INVESTMENT COMPANY
INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                       % OF              MARKET
                                                        NET               VALUE
INDUSTRY DIVERSIFICATION                              ASSETS                $
------------------------------------------------------------------------------------
Auto and Transportation                                       5.3             91,372
Consumer Discretionary                                        9.0            156,225
Consumer Staples                                              6.5            113,235
Financial Services                                           23.3            383,550
Health Care                                                   7.2            122,355
Integrated Oils                                               6.5            107,032
Materials and Processing                                      8.3            148,992
Miscellaneous                                                 1.3             21,132
Other Energy                                                  3.1             53,138
Producer Durables                                             6.3            103,426
Technology                                                    4.4             78,353
Utilities                                                     9.8            169,249
Warrants & Rights                                             0.1              2,495
Options Purchased                                             0.0                149
Short-Term Investments                                        8.4            143,468
Other Securities                                             18.5            315,156
                                                  ---------------    ---------------

Total Investments                                           118.0          2,009,327
Other Assets and Liabilities, Net                           (18.0)          (306,158)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,703,169
                                                  ===============    ===============

                                                       % OF              MARKET
                                                        NET               VALUE
GEOGRAPHIC DIVERSIFICATION                            ASSETS                $
------------------------------------------------------------------------------------
Africa                                                        0.1              1,404
Asia                                                          9.7            168,365
Europe                                                       41.1            698,852
Japan                                                        17.7            300,927
Latin America                                                 1.5             24,565
Middle East                                                   0.2              3,662
Other                                                        10.9            184,708
United Kingdom                                               18.3            311,688
Other Securities                                             18.5            315,156
                                                  ---------------    ---------------

Total Investments                                           118.0          2,009,327
Other Assets and Liabilities, Net                           (18.0)          (306,158)
                                                  ---------------    ---------------

Net Assets                                                  100.0          1,703,169
                                                  ===============    ===============

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                                                                             APPRECIATION
        FUND RECEIVES                COUNTER        NOTIONAL           FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY          AMOUNT          FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
MSCI Austria
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR     326    BBA plus 0.40%            01/23/06                     6

MSCI Austria II
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR     324    BBA plus 0.40%            01/23/06                     6

MSCI Belgium
   Local Net Total Return                                       1 Month EUR LIBOR -
   Index                         Merrill Lynch      EUR    3,779    BBA plus 0.40%           01/18/06                    50

MSCI Denmark
   Local Net Total Return                                       1 Month DKK CIBOR -
   Index                         Merrill Lynch      DKK   2,782    BBA plus 0.40%            01/18/06                     8

MSCI Denmark II
   Local Net Total Return                                       1 Month DKK CIBOR -
   Index                         Merrill Lynch      DKK   2,776    BBA plus 0.40%            01/23/06                     8

MSCI Norway
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK  25,467    BBA plus 0.40%            01/23/06                    77

MSCI Norway II
   Local Net Total Return                                       1 Month NOK NIBOR -
   Index                         Merrill Lynch      NOK  25,463    BBA plus 0.40%            01/23/06                    77
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               232
                                                                                                           ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                          International Fund  41

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS- 96.7

Asset-Backed Securities - 7.7%
AAA Trust (p)
   Series 2005-2 Class A1
   3.414% due 11/26/35                                  1,036           1,035
Aames Mortgage Investment Trust (E)
   Series 2005-2 Class 1A1
   3.540% due 07/25/35                                     93              93
ABSC NIMS Trust (p)
   Series 2004-HE5 Class A1
   5.000% due 08/27/34                                     93              92
ACE Securities Corp. (E)
   Series 2004-OP1 Class M2
   4.510% due 04/25/34                                    490             491
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.960% due 02/25/33                                    155             157
Bank One Issuance Trust (E)
   Series 2003-A1 Class A1
   3.508% due 09/15/10                                  1,600           1,603
Carrington Mortgage Loan Trust (E)
   Series 2005-NC3 Class A1A
   3.540% due 06/25/35                                    197             197
Chase Funding Mortgage Loan Asset-Backed
   Certificates (E)
   Series 2004-1 Class 1A1
   3.570% due 11/25/18                                     14              14
   Series 2002-2 Class 2A1
   3.710% due 05/25/32                                    315             316
Chase Issuance Trust (E)
   Series 2005-A3 Class A
   3.408% due 10/17/11                                  3,095           3,095
Countrywide Asset-Backed Certificates
   Series 2003-BC4 Class 2A2 (E)
   3.780% due 09/25/33                                    237             238
   Series 2003-S2 Class A1 (E)
   3.630% due 12/25/18                                      6               6
   Series 2003-BC2 Class 2A1 (E)
   3.760% due 06/25/33                                     87              87
   Series 2001-BC3 Class A
   3.700% due 12/25/31                                    145             145
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    555             548
   Series 2004-7 Class 2AV1
   3.610% due 12/25/22                                    212             212
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    860             848
   Series 2004-S1 Class A1
   3.680% due 12/25/18                                  1,806           1,806
   Series 2004-14N Class N (p)
   5.000% due 06/25/36                                    194             194
   Series 2004-BC1 Class M1 (E)
   3.960% due 02/25/34                                    190             190
   Series 2005-SD2 Class A1A (E)(p)
   3.650% due 08/25/35                                  1,750           1,750
   Series 2005-2N Class N (p)
   4.500% due 08/25/36                                    374             373
Credit-Based Asset Servicing and Securitization
   Series 2004-CB6 Class AF1
   3.650% due 07/25/35                                    432             432
CWABS, Inc. (p)
   Series 2005-5N Class N
   5.000% due 07/25/36                                    320             318
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  1,165           1,152
Discover Card Master Trust I
   Series 2005-1 Class A
   3.398% due 09/16/10                                  3,075           3,068
Distribution Financial Services Floorplan Master
   Trust (E)
   Series 2003-2 Class A
   3.488% due 04/15/08                                  1,415           1,416
Equifirst Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   3.560% due 01/25/34                                    548             547
   Series 2005-1 Class A1
   3.520% due 04/25/35                                    915             915
Equifirst Mortgage Loan Trust NIMS Notes (p)
   Series 2005-1 Class N1
   4.458% due 04/25/35                                  1,262           1,259
Equity One ABS, Inc.
   Series 2004-2 Class AF1
   3.570% due 07/25/34                                     66              66
Fannie Mae
   Series 1992-158 Class ZZ
   7.750% due 08/25/22                                    407             433
   4.750% due 04/19/10                                  2,950           2,952
Fannie Mae Grantor Trust
   Series 2002-T5 Class A1 (E)
   3.580% due 05/25/32                                    636             637
   Series 2002-T13 Class A1 (E)
   3.560% due 08/25/32                                     11              11

 42  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2004-T4 Class A1
   3.540% due 06/25/17                                    559             559
   Series 2005-T3 Class A1A (E)
   3.500% due 07/25/35                                  5,267           5,267
Fannie Mae Whole Loan (E)
   Series 2002-W2 Class AV1
   3.720% due 06/25/32                                    368             368
   Series 2003-W16 Class AV1
   3.610% due 11/25/33                                    454             454
FHA Proj Citi 68 NP
   7.430% due 06/27/21                                    264             270
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2004-FFH Class 2A1
   3.840% due 10/25/34                                  1,200           1,205
First Franklin NIMS Trust
   Series 2004-FFH Class N1 (p)
   4.212% due 03/25/34                                     58              58
   Series 2004-FFH Class N2
   7.385% due 03/25/34 (p)                                285             285
   3.967% due 04/25/34                                    150             150
   Series 2004-FF5 Class N1
   3.475% due 08/25/34                                    180             180
   Series 2005-FF1 Class N1 (p)
   4.213% due 01/25/35                                    849             846
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                    505             500
Ford Credit Floorplan Master Owner Trust
   Series 2004-1 Class A (E)
   3.428% due 07/15/09                                  1,770           1,771
   Series 2001-2 Class A
   3.528% due 07/15/08                                  1,115           1,116
Freddie Mac
   Series 1998-210 Class ZM
   6.000% due 12/15/28                                    962             984
Fremont NIMS Trust (p)
   Series 2004-B Class NOTE
   4.703% due 05/25/34                                     66              66
   3.750% due 01/25/35                                    688             685
GE Dealer Floorplan Master Note Trust (E)
   Series 2005-1 Class A
   3.300% due 04/20/10                                  1,425           1,425
   Series 2004-2 Class A
   3.510% due 07/20/09                                    955             956
GMAC Mortgage Corp. Loan Trust
   Series 1999-1 Class A (E)
   3.699% due 06/18/27                                    594             595
   Series 2004-HE2 Class A1C
   3.560% due 10/25/33                                    213             213
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    590             582
   Series 2004-HE5 Class A1 (E)
   3.600% due 09/25/34                                  1,150           1,150
GSAMP Trust
   Series 2004-SEA Class A1A (E)
   3.650% due 10/25/33                                    524             525
   Series 2003-AHL Class A2A (E)
   3.660% due 10/25/33                                    268             268
   Series 2004-FM1 Class NOTE (p)
   5.250% due 11/25/33                                     78              78
   Series 2004-AR2 Class A3A
   3.610% due 08/25/34                                     22              22
   Series 2004-NC1 Class A3 (E)
   3.850% due 03/25/34                                    340             340
HFC Home Equity Loan Asset Backed Certificates
   (E)
   Series 2003-1 Class A
   3.780% due 10/20/32                                    296             296
Home Equity Asset Trust (E)
   Series 2004-3 Class M3
   4.910% due 08/25/34                                    370             376
Home Equity Mortgage Trust
   Series 2004-4 Class A2
   3.610% due 12/25/34                                    107             107
IndyMac Residential Asset Backed Trust (E)
   Series 2005-A Class AII1
   3.570% due 03/25/35                                  1,023           1,023
JP Morgan Mortgage Acquisition Corp. (E)
   Series 2005-FLD Class A1
   3.654% due 08/25/27                                  1,600           1,600
Long Beach Asset Holdings Corp. (p)
   Series 2005-1 Class N1
   4.115% due 02/25/35                                    540             539
Long Beach Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   5.360% due 06/25/33                                    540             549
   Series 2005-WL1 Class 2A1
   3.498% due 06/25/35                                  1,575           1,574

                                                         Fixed Income I Fund  43

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Mastr Asset Backed Securities Trust (E)
   Series 2004-OPT Class A3
   3.720% due 02/25/34                                    338             338
Merrill Auto Trust Securitization (E)
   Series 2005-1 Class A2B
   3.470% due 04/25/08                                  1,415           1,415
Merrill Lynch Mortgage Investors, Inc.
   Series 2004-WMC Class A2 (E)
   3.760% due 10/25/34                                    480             481
   Series 2003-WMC Class A2 (E)
   3.800% due 02/25/34                                     16              16
   Series 2003-OP1 Class N1 (p)
   7.250% due 09/25/34                                     30              30
Morgan Stanley ABS Capital I
   Series 2003-NC5 Class A2 (E)
   3.740% due 04/25/33                                     91              91
   Series 2005-HE1 Class A3A
   3.590% due 12/25/34                                    974             974
Morgan Stanley Capital I (p)
   Series 2004-RR2 Class A2
   5.450% due 10/28/33                                  1,370           1,394
Morgan Stanley Dean Witter Capital I (E)
   Series 2003-NC4 Class A2
   3.830% due 04/25/33                                     76              76
Navistar Financial Corp. Owner Trust (E)
   Series 2003-B Class A3
   3.588% due 04/15/08                                    840             841
Nissan Master Owner Trust Receivables (E)
   Series 2005-A Class A
   3.460% due 07/15/10                                  1,305           1,307
Novastar Home Equity Loan
   Series 2004-4 Class A2A
   3.650% due 03/25/35                                    486             486
   Series 2005-1 Class A2A (E)
   3.580% due 06/25/35                                  1,373           1,373
Novastar NIMS Trust (p)
   Series 2004-N1 Class NOTE
   4.458% due 02/26/34                                     32              32
   Series 2004-N2 Class NOTE
   4.458% due 06/26/34                                    225             224
Option One Mortgage Loan Trust
   Series 2001-4 Class A (E)
   3.760% due 01/25/32                                    294             294
   Series 2003-1 Class A2 (E)
   3.880% due 02/25/33                                    423             424
   Series 2003-2 Class A2 (E)
   3.760% due 04/25/33                                    190             190
   Series 2002-2 Class A (E)
   3.730% due 06/25/32                                    179             179
   Series 2005-1 Class A2
   3.590% due 02/25/35                                  1,141           1,141
   Series 2003-2 Class M2 (E)
   5.160% due 04/25/33                                    435             441
   Series 2003-4 Class M2 (E)
   5.110% due 07/25/33                                    235             239
   Series 2003-3 Class M3 (E)
   5.460% due 06/25/33                                    260             265
Option One Mortgage Securities Corp. NIMS Trust
   (E)(p)
   Series 2003-6A Class NOTE
   3.684% due 10/26/10                                     84              84
Park Place Securities, Inc.
   Series 2005-WCH Class A3A
   3.580% due 01/25/36                                    444             444
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    160             158
Ramp NIMs Trust (p)
   Series 2005-NM2 Class NOTE
   5.193% due 04/25/35                                    393             393
Renaissance Home Equity Loan Trust
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    400             396
Renaissance NIMS Trust (p)
   Series 2003-D Class NOTE
   6.657% due 03/26/34                                     40              40
   Series 2004-B Class NOTE
   5.193% due 08/26/34                                    152             152
   Series 2004-D Class NOTE
   4.459% due 02/25/35                                    340             340
Residential Asset Mortgage Products, Inc.
   Series 2004-RS6 Class AI1 (E)
   3.610% due 08/25/22                                    339             339
   Series 2002-RS5 Class AII (E)
   3.830% due 09/25/32                                    404             405
   Series 2004-RS2 Class AIIB (E)
   3.710% due 02/25/34                                    833             834
   Series 2003-RS1 Class AII (E)
   3.850% due 02/25/33                                    410             411
   Series 2003-RS2 Class AII (E)
   3.800% due 03/25/33                                    421             422

 44  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-RS3 Class AII (E)
   3.820% due 04/25/33                                    298             299
   Series 2004-RS8 Class AI1
   3.640% due 12/25/23                                    780             780
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    335             333
   Series 2004-RS8 Class AII1
   3.600% due 05/25/26                                    710             710
Residential Asset Securities Corp.
   Series 2001-KS1 Class AII (E)
   3.695% due 03/25/32                                    211             211
   Series 2002-KS3 Class A1B (E)
   3.710% due 05/25/32                                    409             409
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    820             810
   Series 2003-KS1 Class M2 (E)
   5.210% due 01/25/33                                    365             368
   Series 2001-KS3 Class AII (E)
   3.690% due 09/25/31                                    178             179
Residential Funding Mortgage Securities II (E)
   Series 2005-HI2 Class A1
   3.466% due 05/25/35                                  2,658           2,658
Saxon Asset Securities Trust (E)
   Series 2003-1 Class AV1
   3.770% due 06/25/33                                    171             171
   Series 2004-1 Class A
   3.730% due 03/25/35                                    702             703
Securitized Asset Backed Receivables LLC Trust
   (E)
   Series 2004-OP1 Class A2
   3.710% due 02/25/34                                    368             368
Sharp SP I LLC Net Interest Margin Trust (p)
   Series 2004-FM1 Class N
   6.160% due 09/25/33                                     42              42
   Series 2004-OP1 Class NA
   4.450% due 12/25/33                                    133             133
SLM Student Loan Trust
   Series 2003-8 Class A2
   3.450% due 06/15/11                                     95              95
   Series 2004-9 Class A1
   3.640% due 10/26/09                                    110             110
   Series 2004-10 Class A1
   3.630% due 07/27/09                                    156             156
   Series 2005-2 Class A1 (E)
   3.630% due 04/26/10                                    280             280
   Series 2003-10A Class A1A (E)(p)
   1.500% due 12/15/16                                  5,050           5,050
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    193             218
Soundview Assets
   4.700% due 06/25/35                                    792             791
Specialty Underwriting & Residential Finance (E)
   Series 2003-BC1 Class A
   3.800% due 01/25/34                                    149             149
   Series 2004-BC2 Class A2
   3.730% due 05/25/35                                    593             593
Structured Asset Investment Loan Trust (E)
   Series 2003-BC8 Class M3
   5.560% due 08/25/33                                    415             424
Structured Asset Securities Corp.
   Series 2003-BC1 Class A (E)
   3.960% due 05/25/32                                    355             356
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    765             754
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    635             624
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    232             241
Textron Financial Floorplan Master Note Trust
   (E)(p)
   Series 2005-1A Class A
   3.500% due 05/13/10                                  1,640           1,640
Volkswagen Credit Auto Master Trust
   Series 2000-1 Class A
   3.585% due 08/20/07                                  1,485           1,485
Wachovia Asset Securitization, Inc.
   Series 2003-HE3 Class A
   3.710% due 11/25/33                                    415             415
Whole Auto Loan Trust
   Series 2004-1 Class A4
   3.260% due 03/15/11                                  1,085           1,059
                                                                 ------------
                                                                       92,961
                                                                 ------------

Corporate Bonds and Notes - 13.9%
Altria Group, Inc.
   7.000% due 11/04/13                                    580             636
Amerada Hess Corp.
   7.300% due 08/15/31                                    750             890
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     35              36

                                                         Fixed Income I Fund  45

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American General Finance Corp.
   Series MTNG (E)
   3.492% due 03/23/07                                    100             100
   Series MTNI
   3.608% due 06/27/08 (E)                              1,300           1,299
   4.875% due 07/15/12                                  1,000             991
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                    495             560
Anheuser-Busch Cos., Inc.
   4.950% due 01/15/14                                    535             543
ASIF Global Financing (p)
   4.900% due 01/17/13                                     90              90
BAE Systems Holdings, Inc. (p)
   6.400% due 12/15/11                                    785             845
Bank of America Corp.
   3.875%-4.500% due 01/15/08-12/01/10                  2,105           2,080
Banque Paribas
   6.875% due 03/01/09                                    350             375
Bear Stearns Cos., Inc. (The)
   2.875% due 07/02/08                                    655             625
BellSouth Corp.
   4.200% due 09/15/09                                    115             113
   6.550% due 06/15/34                                     45              50
Berkshire Hathaway Finance Corp.
   4.125% due 01/15/10                                  1,260           1,233
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    150             160
Burlington Northern Santa Fe Corp.
   6.875% due 12/01/27                                     80              95
Campbell Soup Co.
   5.875% due 10/01/08                                    165             171
Carolina Power & Light Co.
   5.150% due 04/01/15                                    590             597
Caterpillar Financial Services Corp.
   4.875% due 06/15/07                                    460             463
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    195             204
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    370             433
Cingular Wireless Services, Inc.
   7.875%-8.750% due 03/01/11-03/01/31                  1,465           1,803
CIT Group, Inc.
   5.750%-6.875%
   due 09/25/07-11/01/09                                  200             209
Citicorp
   7.250% due 10/15/11                                    455             516
Citigroup, Inc.
   3.500%-5.000% due 02/01/08-09/15/14                  6,705           6,688
Clear Channel Communications, Inc.
   5.500%-5.750% due 01/15/13-09/15/14 (N)                425             401
   4.250% due 05/15/09                                    100              96
Clorox Co.
   4.200%-5.000% due 01/15/10-01/15/15                    290             289
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                    105             108
Comcast Cable Communications
   6.750% due 01/30/11                                  1,105           1,202
Comcast Cable Communications Holdings, Inc.
   8.375% due 03/15/13                                  2,125           2,554
Comcast Corp.
   5.850% due 01/15/10 (N)                                135             140
   5.650%-6.500% due 01/15/15-06/15/35                  2,945           2,967
ConocoPhillips Holding Co.
   6.950% due 04/15/29                                    735             901
Constellation Energy Group, Inc.
   6.125% due 09/01/09                                    380             399
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                    100             101
   Series MTNJ
   5.500% due 08/01/06                                  1,300           1,315
COX Communications, Inc.
   3.875%-6.750% due 10/01/08-03/15/11                  3,605           3,840
Credit Suisse First Boston USA, Inc.
   3.875%-6.500% due 01/15/08-08/15/13                    850             843
DaimlerChrysler NA Holding Corp.
   4.050% due 06/04/08                                    705             690
   3.610% due 03/07/07 (E)                              2,200           2,194
Detroit Edison Co.
   6.125%-6.350% due
   10/01/10-10/15/32                                      225             245

 46  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Devon Energy Corp.
   7.950% due 04/15/32                                    430             555
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     90              96
   4.125%-5.700%
   due 02/15/08-09/17/12                                  875             881
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    335             415
Duke Energy Corp.
   5.625%-6.250%
   due 01/15/12-11/30/12                                  475             499
Duke Energy Field Services LLC
   5.750%-6.875%
   due 11/15/06-02/01/11                                   85              89
Eastman Kodak Co.
   7.250% due 11/15/13                                     30              30
EI Du Pont de Nemours & Co.
   8.250% due 09/15/06                                    585             608
Eli Lilly & Co.
   6.770% due 01/01/36                                    485             594
EOP Operating, LP
   4.650% due 10/01/10                                  1,145           1,123
Exelon Corp.
   4.450%-4.900%
   due 06/15/10-06/15/15                                1,960           1,926
FedEx Corp.
   7.600% due 07/01/97                                    135             168
Fifth Third Bank
   7.750% due 08/15/10                                    450             451
Financing Corp.
   Series 10P
   Principal Only STRIP
   Zero coupon due 11/30/17                               940             525
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    625             672
   Series C
   7.375% due 11/15/31                                    715             860
FleetBoston Financial Corp.
   4.875% due 12/01/06                                    655             659
Ford Motor Co.
   7.450% due 07/16/31                                    290             246
Ford Motor Credit Co.
   4.950%-7.875%
   due 07/15/08-02/01/11                                3,635           3,621
FPL Group Capital, Inc.
   6.125% due 05/15/07                                    355             365
Genentech, Inc. (p)
   4.750% due 07/15/15                                    890             883
General Electric Capital Corp.
   3.250%-4.875%
   due 03/04/08-03/04/15                                2,845           2,771
   Series MTNA
   4.250%-6.000%
   due 01/15/08-09/15/14                                2,275           2,334
General Electric Co.
   5.000% due 02/01/13                                  2,505           2,535
General Motors Acceptance Corp.
   5.625%-7.750%
   due 09/15/06-01/19/10                                3,745           3,697
General Motors Corp.
   8.375% due 07/15/33                                     90              81
Golden West Financial Corp.
   4.125% due 08/15/07                                    270             269
Goldman Sachs Group, Inc.
   4.125%-6.875%
   due 01/15/08-02/15/34                                4,335           4,458
   Series MTNB
   3.380% due 08/01/06                                  1,100           1,100
Harrah's Operating Co., Inc. (p)
   5.625% due 06/01/15                                  1,080           1,094
Historic TW, Inc.
   6.950%-9.125%
   due 01/15/13-01/15/28                                  805             924
   8.050% due 01/15/16 (N)                                460             545
HJ Heinz Finance Co. (N)
   6.750% due 03/15/32                                    145             169
Household Finance Corp.
   4.125%-7.000% due
   05/15/09-11/27/12                                    9,270           9,516
International Lease Finance Corp.
   6.375% due 03/15/09 (N)                              1,315           1,371
   Series MTNP
   3.125% due 05/03/07                                  1,170           1,142
   3.500%-5.875%
   due 04/01/09-05/01/13                                1,950           1,931
International Paper Co.
   5.500% due 01/15/14                                    405             407
ITT Industries, Inc.
   7.400% due 11/15/25                                    195             235
John Deere Capital Corp.
   Series MTND
   4.400% due 07/15/09                                  1,435           1,424
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    260             271

                                                         Fixed Income I Fund  47

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Capital XV
   5.875% due 03/15/35                                  3,055           3,055
JPMorgan Chase & Co.
   4.500%-5.125%
   due 01/15/12-09/15/14                                1,415           1,411
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    780             850
Kraft Foods, Inc.
   4.000%-5.625%
   due 10/01/08-11/01/11                                2,570           2,612
Kroger Co. (The) (N)
   7.500% due 04/01/31                                     65              77
Lehman Brothers Holdings, Inc.
   4.000%-6.625%
   due 01/22/08-01/18/12                                  710             736
Lennar Corp. (p)
   5.600% due 05/31/15                                    625             629
Lockheed Martin Corp.
   8.500% due 12/01/29                                    330             465
M&I Marshall & Ilsley Bank
   Series BKNT
   4.400% due 03/15/10                                  1,095           1,082
Mach One Trust Commercial Mortgage-Backed (p)
   Series 2004-1A Class A3
   5.220% due 05/28/40                                  1,350           1,358
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    160             185
May Department Stores Co. (The)
   4.800%-5.750%
   due 07/15/09-07/15/14                                  265             271
Merrill Lynch & Co., Inc.
   Series MTNB
   3.125% due 07/15/08                                  1,125           1,082
   Series MTNC
   4.310% due 03/12/07 (E)                                270             268
Metlife, Inc.
   5.700% due 06/15/35                                  1,085           1,098
Miller Brewing Co. (p)
   5.500% due 08/15/13                                    250             257
Morgan Stanley
   3.625%-6.750%
   due 04/01/08-04/01/14                                1,960           1,957
   Series MTNF
   3.734% due 01/18/08                                  1,100           1,100
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    300             329
National City Bank
   4.500% due 03/15/10                                  1,525           1,514
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                  2,520           2,625
News America Holdings
   7.900%-8.250%
   due 12/01/95-10/17/96                                  300             355
News America, Inc.
   Series WI
   6.200% due 12/15/34                                  3,040           3,159
Nisource Finance Corp.
   7.875% due 11/15/10                                    265             299
Norfolk Southern Corp.
   6.200%-7.900%
   due 04/15/09-05/15/97                                1,135           1,288
Northern States Power Co.
   Series B
   8.000% due 08/28/12                                    780             931
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    165             228
Ohio Power Co.
   Series D
   5.500% due 02/15/13                                     45              47
Pacific Gas & Electric Co.
   3.600%-6.050%
   due 03/01/09-03/01/34                                  750             782
Pacificorp
   4.300% due 09/15/08                                    730             725
Pemex Project Funding Master Trust
   8.625% due 02/01/22                                    100             121
   7.375% due 12/15/14 (N)                                600             663
Progress Energy, Inc.
   5.850%-7.750%
   due 10/30/08-10/30/31                                1,085           1,160
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                     20              20
Rabobank Capital Funding Trust (f)(p)
   5.254% due 12/29/49                                     40              40
Raytheon Co.
   6.750% due 08/15/07                                    420             437
RBS Capital Trust III (f)
   5.512% due 09/29/49                                    425             430
Residential Capital Corp. (p)
   6.375% due 06/30/10                                    525             533
Safeway, Inc.
   7.250% due 02/01/31                                     45              51

 48  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
SBC Communications, Inc.
   4.125%-6.450%
   due 09/15/09-06/15/34                                  345             344
Simon Property Group, LP
   4.875% due 08/15/10                                    880             875
   4.600%-5.100%
   due 06/15/10-06/15/15 (p)                            1,915           1,885
Sovereign Bank
   5.125% due 03/15/13                                    400             400
Sprint Capital Corp.
   6.000%-8.750%
   due 01/15/07-03/15/32                                6,445           7,583
TCI Communications, Inc.
   7.875%-9.800%
   due 02/01/12-08/01/13                                1,070           1,279
Time Warner Entertainment Co., LP Series *
   8.375% due 03/15/23-07/15/33                         2,345           3,043
Time Warner, Inc.
   6.750%-7.700%
   due 04/15/11-05/01/32                                1,760           1,982
Travelers Property Casualty Corp.
   5.000% due 03/15/13                                    180             179
TXU Corp. (p)
   6.550% due 11/15/34                                    475             467
TXU Electric Delivery Co.
   6.375% due 05/01/12-01/15/15                           955           1,034
TXU Energy Co. LLC
   7.000% due 03/15/13                                    465             514
Unilever Capital Corp.
   5.900% due 11/15/32                                    315             339
United Technologies Corp.
   5.400% due 05/01/35                                     70              71
Univision Communications, Inc.
   3.500% due 10/15/07                                    675             656
US Bancorp
   Series MTNN
   3.125% due 03/15/08                                  1,250           1,207
US Bank NA
   5.700% due 12/15/08                                     70              72
Verizon Global Funding Corp.
   7.250%-7.750%
   due 12/01/10-12/01/30                                1,530           1,809
Verizon Maryland, Inc.
   Series A
   6.125% due 03/01/12                                    985           1,040
Verizon Wireless Capital LLC
   5.375% due 12/15/06                                    405             411
Viacom, Inc.
   5.625%-6.625%
   due 05/15/11-08/15/12                                1,605           1,652
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                  1,300           1,317
Wachovia Corp.
   5.250%-6.550%
   due 08/01/14-10/15/35                                3,350           3,461
Wal-Mart Stores, Inc.
   4.500% due 07/01/15                                  1,385           1,344
Waste Management, Inc.
   6.375% due 11/15/12                                    355             381
Wells Fargo & Co.
   4.200%-4.950%
   due 01/15/10-02/09/15                                4,410           4,358
Weyerhaeuser Co.
   6.125%-6.750%
   due 03/15/07-03/15/12                                  988           1,060
Wyeth
   5.500%-6.950%
   due 03/15/11-02/01/14                                1,235           1,346
XTO Energy, Inc.
   6.250% due 04/15/13                                    360             385
Yum! Brands, Inc.
   8.875% due 04/15/11                                    130             155
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                  1,365           1,470
                                                                 ------------
                                                                      167,979
                                                                 ------------

International Debt - 3.8%
Abbey National PLC (f)
   (Step Up, 7.570%, 06/15/08)
   6.700% due 06/29/49                                    720             757
Anadarko Finance Co.
   Series B
   7.500% due 05/01/31                                    315             390
Apache Finance Canada Corp.
   4.375% due 05/15/15                                    490             477
Argent NIMS Trust (p)
   Series 2004-WN2 Class A
   4.550% due 04/25/34                                     28              29
Axa SA
   8.600% due 12/15/30                                  1,115           1,495
Banque Centrale de Tunisie
   8.250% due 09/19/27                                    550             699
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    800             794

                                                         Fixed Income I Fund  49

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    290             323
British Telecommunications PLC
   8.875% due 12/15/30                                    240             337
Chalet Finance PLC (p)(E)
   Series 2003-2A Class A1
   3.499% due 11/26/13                                  1,190           1,191
ChevronTexaco Capital Co.
   3.500% due 09/17/07                                    470             462
Chile Government International Bond
   5.625% due 07/23/07                                    420             429
Conoco Funding Co.
   6.350% due 10/15/11                                    705             766
Credit-Based Asset Servicing and Securitization
   CBO, Ltd. (E)(p)
   Series 2004-9A Class A1
   3.920% due 04/08/39                                  2,196           2,196
Crest, Ltd. (p)
   Series 2003-2A Class C2
   5.709% due 12/28/38                                  1,710           1,742
Deutsche Telekom International Finance BV
   8.500%-8.750%
   due 06/15/10-06/15/30 (E)                            3,555           4,565
   5.250% due 07/22/13                                    155             159
Diageo Finance BV
   3.000% due 12/15/06                                    705             689
EnCana Corp.
   6.500% due 08/15/34                                     75              85
Equifirst Mortgage Loan Trust NIMS Notes (p)
   Series 2004-2 Class N1
   3.967% due 10/25/34                                    495             494
Export-Import Bank of China (N)(p)
   4.875% due 07/21/15                                    465             456
Export-Import Bank of Korea (p)
   4.125% due 02/10/09                                    255             250
First Franklin NIMS Trust (p)
   Series 2004-FF5 Class N1
   4.212% due 04/25/34                                     67              67
France Telecom SA
   7.750%-8.500%
   due 03/01/11-03/01/31                                  430             542
G-Force CDO, Ltd. (p)
   Series 2003-1A Class CFX
   5.700% due 12/25/38                                    765             772
Granite Master Issuer PLC (E)
   Series 2005-2 Class A4
   3.366% due 12/20/54                                  2,730           2,730
Intelsat Bermuda, Ltd.
   6.500% due 11/01/13                                    335             275
Interstar Millennium Trust (E)
   Series 2003-5G Class A2
   3.870% due 01/20/36                                  1,150           1,153
Korea Development Bank
   4.250% due 11/13/07                                    710             704
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                    125             125
Medallion Trust (E)
   Series 2003-1G Class A
   3.629% due 12/21/33                                    755             756
   Series 2004-1G Class A1
   3.424% due 05/25/35                                  1,580           1,582
Mexico Government International Bond
   6.375%-8.375%
   due 01/14/11-04/08/33                                5,680           6,538
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    315             328
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    200             200
Newcastle CDO I, Ltd. (p)
   Series 2004-4A Class 3FX
   5.110% due 03/24/39                                    845             826
Nexen, Inc.
   5.875% due 03/10/35                                    590             585
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    100             100
Province of Quebec
   6.125% due 01/22/11                                  1,260           1,350
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f)(p)
   7.191% due 12/29/49                                    300             306
Royal Bank of Scotland Group PLC ADR (f)
   Series 1
   9.118% due 03/31/49                                    200             234
Russia Government International Bond
   5.000% due 03/31/30                                  1,150           1,275
Santander Financial Issuances
   6.375% due 02/15/11                                    120             129
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    350             393
Scottish Power PLC
   5.375% due 03/15/15                                  1,325           1,337
Systems 2001 AT LLC (p)
   7.156% due 12/15/11                                    343             363

 50  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Telecom Italia Capital SA
   4.000%-4.950% due 01/15/10-09/30/14 (p)              1,930           1,871
   6.375% due 11/15/33                                    145             154
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    515             508
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    245             248
Tyco International Group SA
   6.000%-6.375%
   due 10/15/11-11/15/13                                1,075           1,157
Vodafone Group PLC
   7.750% due 02/15/10                                    375             422
Wells Fargo Home Equity Trust (p)
   Series 2004-2N Class N1
   4.450% due 10/26/34                                    143             142
                                                                 ------------
                                                                       45,957
                                                                 ------------

Mortgage-Backed Securities - 44.0%
Arcap Reit, Inc. (p)
   Series 2004-RR3 Class B
   5.040% due 09/21/45                                    420             410
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   3.680% due 02/25/34                                    159             159
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    850             856
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    580             569
   Series 2005-3 Class A4
   4.668% due 07/10/43                                  1,200           1,176
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.118% due 05/25/35                                    600             594
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    207             211
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     61              62
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.443% due 05/25/35                                  1,042           1,053
Bear Stearns Commercial Mortgage Securities
   Series 2004-PWR Class A3
   4.565% due 07/11/42                                     35              35
   Series 2005-PWR Class A1
   4.386% due 02/11/41                                    845             842
Chaseflex Trust
   Series 2005-2 Class 4A2
   5.500% due 05/25/20                                  1,206           1,218
Commercial Mortgage Acceptance Corp.
   Series 1998-C2 Class A3
   6.040% due 09/15/30                                  3,715           3,852
Countrywide Asset-Backed Certificates (E)
   Series 2005-IM1 Class A1
   3.560% due 07/25/35                                  1,600           1,600
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2003-42 Class 2A1
   3.444% due 10/25/33                                    180             180
   Series 2004-7 Class 5A2
   3.730% due 05/25/34                                    399             398
   Series 2005-3 Class 1A2
   3.750% due 04/25/35                                    183             183
   Series 2005-9 Class M6
   4.610% due 05/25/35                                    250             247
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-C5 Class A1
   3.093% due 12/15/36                                  1,825           1,774
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    663             688
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.839% due 07/19/44                                    580             588
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500%                                       28,325          28,253
   30 Year TBA (I)
   4.500%-6.500%                                      140,755         140,762
   Series 1993-134 Class H
   6.500% due 08/25/08                                  1,420           1,460
   Series 1997-81 Class PC
   5.000% due 04/18/27                                     28              28
   4.500%-10.500% due 2006-2035                       173,283         174,722
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    253             252
Fannie Mae Grantor Trust
   Series 2001-T6 Class B
   6.088% due 05/25/11                                  1,810           1,941

                                                         Fixed Income I Fund  51

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-T2 Class 1A1 (E)
   3.000% due 11/28/35                                    241             240
Fannie Mae Whole Loan (E)
   Series 2004-W2 Class 5AF
   3.810% due 03/25/44                                  1,010           1,010
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H01 Class A1
   1.582% due 09/15/08                                    373             370
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                  1,216           1,200
Federal National Mortgage Association
   15 Year TBA (I)
   4.000%                                               5,275           5,085
Freddie Mac
   15 Year TBA (I)
   5.000%                                               4,000           4,010
   30 Year TBA (I)
   5.000%-5.500%                                       36,865          36,588
   4.500%-12.000% due 2008-2034                        19,824          20,167
   Series 1993-160 Class I
   Interest Only STRIP
   6.500% due 11/15/08                                    212              14
   Series 2000-226 Class F (E)
   3.838% due 11/15/30                                     21              21
   5.367%-6.760% due 2027-2030 (E)                        100             102
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  1,190           1,181
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    463              76
Freddie Mac Gold
   5.500%-8.500% due 2008-2035                         14,134          14,326
Freddie Mac Non Gold
   9.000% due 2016                                         33              36
G-Force LLC (p)
   4.830% due 09/22/13                                  1,670           1,659
GE Capital Commercial Mortgage Corp.
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                    712             704
   Series 2005-C1 Class A5
   4.772% due 06/10/48                                    400             395
Ginnie Mae I
   30 Year TBA (I)
   5.000%-6.500%                                       18,715          19,124
   5.000%-10.500% due 2008-2034                         3,458           3,567
Ginnie Mae II
   7.500% due 2032                                         36              38
   3.375%-4.125% due 2027-2030 (E)                        496             500
GMAC Commercial Mortgage Securities, Inc.
   Series 2005-C1 Class A2
   4.471% due 05/10/43                                    465             460
GMAC Mortgage Corp. Loan Trust (E)
   Series 2003-AR2 Class 2A1
   3.607% due 12/19/33                                    198             198
Government National Mortgage Association
   30 Year TBA (I)
   6.000%                                               1,800           1,849
   Series 2002-61 Class A
   3.261% due 12/16/16                                     11              11
   Series 2002-61 Class BA
   4.648% due 03/16/26                                    975             973
Government National Mortgage Association I
   30 Year TBA (I)
   5.000%                                               4,600           4,560
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    195             200
   Series 2005-GG3 Class A1
   3.919% due 08/10/42                                    938             927
GS Mortgage Securities Corp. II
   Series 1998-C1 Class A2
   6.620% due 10/18/30                                  1,465           1,536
   Series 2005-GG4 Class AABA
   4.680% due 07/10/39                                    600             594
GSAMP Mortgage Loan Trust (E)(p)
   Series 2004-4 Class 1AF
   3.860% due 06/25/34                                  1,765           1,772
Impac CMB Trust (E)
   Series 2004-2 Class A2
   3.710% due 04/25/34                                    305             304
   Series 2004-3 Class 1A
   3.710% due 06/25/34                                    345             345
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   3.660% due 11/25/34                                    167             167
IndyMac Loan Trust (E)
   Series 2003-L1 Class A1 (p)
   3.840% due 11/25/08                                    291             291
   Series 2004-L1 Class A1 (p)
   3.740% due 07/25/09                                    768             768
   Series 2005-L1 Class A
   3.660% due 06/25/10                                  1,889           1,883

 52  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    730             720
   Series 2004-C3 Class A4
   4.657% due 01/15/42                                  1,120           1,108
   Series 2005-LDP Class A1
   4.116% due 03/15/46                                    687             681
   Series 2005-CB1 Class A1
   4.520% due 08/12/37                                  1,293           1,291
   Series 2005-CB1 Class A3
   5.197% due 08/12/37                                    715             730
   Series 2005-CB1 Class A4
   5.335% due 08/12/37                                  1,415           1,457
   Series 2003-CB7 Class A3
   4.449% due 01/12/38                                    940             928
   Series 2005-FL1 Class A1 (E)(p)
   3.498% due 02/15/19                                  2,145           2,145
   Series 2005-CB1 Class A3A1
   4.824% due 09/12/37                                  1,310           1,317
JP Morgan Mortgage Trust
   Series 2005-A2 Class 3A1
   4.932% due 04/25/35                                  1,783           1,778
   Series 2005-A4 Class 1A1
   5.417% due 07/25/35                                    850             854
   Series 2005-A4 Class 3A1
   5.192% due 07/25/35                                  1,315           1,316
LB-UBS Commercial Mortgage Trust
   Series 2001-C3 Class A1
   6.058% due 06/15/20                                    577             595
   Series 2004-C4 Class A3
   4.986% due 06/15/29                                  1,180           1,205
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                    651             627
   Series 2005-C3 Class AAB
   4.664% due 07/15/30                                    400             395
   Series 2005-C3 Class A5
   4.739% due 07/15/30                                    340             336
   Series 2004-C2 Class A1
   2.946% due 03/15/29                                  1,583           1,514
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    515             528
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A1
   6.000% due 08/25/34                                    926             945
Merrill Lynch Mortgage Trust
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    790             781
   Series 2005-MKB Class A1
   4.446% due 09/12/42                                  1,141           1,137
   Series 2005-MKB Class A4
   5.204% due 09/12/42                                    555             566
Morgan Stanley Capital I
   Series 2005-T17 Class A5
   4.780% due 12/13/41                                    250             248
   Series 2005-IQ9 Class A1
   3.990% due 07/15/56                                    748             740
   Series 2005-HQ5 Class A4
   5.168% due 01/14/42                                    880             895
   Series 2004-HQ3 Class A1
   3.100% due 01/13/41                                  1,135           1,100
   Series 2005-HQ6 Class AX1 (p)
   0.054% due 08/13/42                                  1,200           1,207
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A3
   6.200% due 07/15/33                                    845             879
Mortgage Capital Funding, Inc.
   Series 1998-MC2 Class A2
   6.423% due 06/18/30                                  2,068           2,151
Nomura Asset Securities Corp.
   Series 1998-D6 Class A1B
   6.590% due 03/15/30                                    785             824
Novastar NIMS Trust (p)
   Series 2005-N1 Class NOTE
   4.777% due 10/26/35                                    380             380
Prime Mortgage Trust (E)
   Series 2004-CL1 Class 1A2
   3.860% due 02/25/34                                    158             158
   Series 2004-CL1 Class 2A2
   3.860% due 02/25/19                                     40              40
Residential Accredit Loans, Inc.
   Series 2005-QA8 Class NB3
   5.524% due 07/25/35                                    670             679
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                    654             631
Small Business Administration
   Series 1999-P10 Class 1
   7.540% due 08/10/09                                    414             460
Small Business Administration Participation
   Certificates
   Series 2003-20I Class 1
   5.130% due 09/01/23                                     92              94
Structured Asset Securities Corp.
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,230           1,211

                                                         Fixed Income I Fund  53

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,195           1,180
   Series 2005-C17 Class A1
   4.430% due 03/15/42                                  2,946           2,938
Washington Mutual (E)
   Series 2005-AR6 Class B3
   3.975% due 04/25/45                                    475             475
Washington Mutual, Inc.
   Series 2004-AR1 Class A1B1
   3.665% due 11/25/34                                    921             921
                                                                 ------------
                                                                      531,529
                                                                 ------------

Municipal Bonds - 0.3%
City of New York New York General Obligation
   Unlimited weekly demand
   5.000% due 03/01/30                                    100             104
Golden State Tobacco Securitization Corp.
   Revenue Bonds weekly demand
   6.250% due 06/01/33                                    650             723
Metropolitan Pier & Exposition Authority Revenue
   Bonds (u)
   Zero coupon due 12/15/34                             6,200           1,501
New York State Environmental Facilities Corp.
   Revenue Bonds weekly demand
   5.000% due 07/15/33                                    100             105
State of Texas General Obligation Unlimited
   weekly demand
   4.750% due 04/01/35                                    300             306
Tobacco Settlement Financing Corp. Revenue Bonds
   weekly demand
   6.125%-6.750%
   due 06/01/24-06/01/39                                  850           1,005
                                                                 ------------
                                                                        3,744
                                                                 ------------

Non-US Bonds - 1.3%
Bundesobligation
   3.250% due 04/17/09                           EUR    3,450           4,296
Canadian Government Bond
   3.000%-5.750%
   due 12/01/31-12/01/36                         CAD      689             758
Deutsche Bundesrepublik
   4.250%-4.750%
   due 01/04/14-07/04/28                         EUR    3,770           5,214
France Government Bond OAT
   3.000%-4.000%
   due 07/25/09-04/25/55                         EUR    1,954           2,579
General Motors Corp.
   8.375% due 07/05/33                           EUR       70              76
Poland Government Bond
   6.000% due 05/24/09                           PLN    2,400             741
Queensland Treasury Corp.
   6.000% due 06/14/11                           AUD    1,070             839
Spain Government Bond
   4.200%-5.750%
   due 07/30/32-01/31/37                         EUR      500             747
                                                                 ------------
                                                                       15,250
                                                                 ------------

United States Government Agencies - 5.1%
Fannie Mae
   Zero coupon-6.625%
   due 01/12/07-08/06/38                               26,150          25,552
   2.500%-4.375%
   due 06/15/08-03/15/13 (N)                            5,645           5,414
   3.319% due 09/22/06 (E)                                900             899
Federal Home Loan Bank System
   3.250%-5.375%
   due 02/15/07-08/15/19                                6,505           6,468
Financing Corp.
   Principal Only STRIP
   Zero coupon due 05/11/16-09/26/19                    6,650           3,605
Freddie Mac
   3.750%-6.750%
   due 11/15/06-03/15/31                               18,762          19,638
                                                                 ------------
                                                                       61,576
                                                                 ------------

United States Government Treasuries - 20.6%
United States Treasury Inflation Indexed Bonds
   0.875%-3.875%
   due 04/15/10-04/15/29                               13,866          14,056
United States Treasury Notes
   2.375%-14.000%
   due 08/31/06-02/15/31                              211,596         227,321
   6.250%-8.125%
   due 02/15/21-02/15/27 (N)                            3,300           4,319

 54  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Principal
   Principal Only STRIP
   Zero coupon due 11/15/09-11/15/21                    4,925           2,365
                                                                 ------------
                                                                      248,061
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $1,166,058)                                                   1,167,057

PREFERRED STOCKS - 0.1%

Auto and Transportation - 0.0%
General Motors Corp.                                   16,500             329
                                                                 ------------

Financial Services - 0.1%
DG Funding Trust (p)                                       94           1,012
Fannie Mae                                              6,200             344
Fannie Mae (p)                                              1              95
                                                                 ------------
                                                                        1,451
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $1,689)                                                           1,780
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------

OPTIONS PURCHASED - 0.0%

(Number of Contracts)
Euribor Futures
   Dec 2005 92.00 (EUR) Put (48)                       13,385              --
   Dec 2005 93.25 (EUR) Put (8)                         2,261              --
Eurodollar Futures
   Sep 2005 95.50 Call (10)                             2,388              13
   Mar 2006 96.25 Call (25)                             6,016               1
   Sep 2005 95.00 Put (50)                             11,875               1
   Sep 2005 94.75 Put (70)                             16,581              --
   Sep 2005 94.88 Put (80)                             18,975              --
   Mar 2006 96.00 Put (25)                              6,000              25
United States Treasury Notes
   10 Year Futures
   Aug 2005 115.00 Call (33)                            3,795               1
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $68)                                                                 41
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 24.0%
ANZ National, Ltd. Commercial Paper (z)
   3.510%-3.535%
   due 10/14/05-10/21/05                                7,100           7,039
ASB Bank Ltd. (z)
   3.515% due 10/18/05                                  6,400           6,341
Asset Backed Securities Corp.
   5.050% due 05/27/06                                    410             410
Bank of America Corp. (z)
   3.360% due 09/30/05                                  1,700           1,684
Barclays US Funding, LLC (z)
   3.290%-3.305
   due 08/12/05-09/06/05 (c)                            2,600           2,595
   3.655% due 11/28/05                                  2,100           2,074
Capital Auto Receivables Asset Trust (E)(p)
   Series 2005-1 Class A1
   3.398% due 06/15/06                                     62              62
Citigroup, Inc.
   5.750% due 05/10/06                                    790             799
Danske Corp. Discount Note (z)
   3.460% due 10/11/05                                  5,300           5,252
DNB Nor Bank ASA (z)
   3.280% due 09/29/05 (c)                              4,800           4,774
   3.295%-3.525%
   due 10/03/05-11/07/05                                2,300           2,273
Duke Capital Corp.
   4.302% due 05/18/06                                    165             165
Fannie Mae
   1.875%-6.000%
   due 09/15/05-02/15/06 (z)                            3,400           3,410
   5.000% due 02/15/06                                  1,700           1,714
Fannie Mae Discount Notes (z)
   3.120% due 08/24/05 (c)                              3,200           3,194
   3.172% due 08/31/05 (c)(N)                           2,400           2,394
   3.450% due 11/04/05                                  6,400           6,327
Federal Home Loan Bank System
   2.500%-3.250%
   due 03/13/06-07/21/06                                2,075           2,056
Federal National Mortgage Association Discount
   Notes (z)
   3.360%-3.530%
   due 11/30/05-12/05/05                                2,550           2,507
Ford Motor Credit Co.
   6.875%-7.600%
   due 08/01/05-02/01/06                                2,000           2,006
Frank Russell Investment Company Money Market
   Fund                                           177,154,184         177,154

                                                         Fixed Income I Fund  55

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

General Electric Capital Corp. Discount Notes
   (z)
   3.520% due 10/17/05                                  5,500           5,451
   3.270% due 09/07/05 (c)                              1,500           1,495
General Motors Acceptance Corp. (E)
   4.145% due 05/18/06                                    400             399
HBOS Treasury Services, PLC (z)
   3.120%-3.280%
   due 08/08/05-09/22/05 (c)                            2,900           2,897
   3.455%-3.505%
   due 10/05/05-10/18/05                                4,100           4,062
ING US Funding, LLC (c)(z)
   3.110% due 08/04/05-08/05/05                         1,700           1,700
Ixis Capital Corp. (c)(z)
   3.110% due 08/02/05                                  2,300           2,300
Nordea North America, Inc. (z)
   3.205% due 08/26/05 (c)                              1,800           1,796
   3.520%-3.580%
   due 10/21/05-10/28/05                                4,300           4,261
Royal Bank of Scotland (z)
   3.230% due 09/01/04 (c)                              4,700           4,687
   3.450%-3.510%
   due 10/04/05 -10/17/05                               2,100           2,081
Skandin Ens Banken AG (c)(z)
   3.310% due 09/15/05                                  1,500           1,494
Skandinaviska Enskilda Banken (z)
   3.170% due 08/18/05 (c)                                300             300
   3.465% due 10/12/05                                  5,200           5,153
Toyota Motor Credit Co. (c)(z)
   3.300% due 08/15/05                                  1,700           1,698
Treasury Bank NA (E)
   Series CD
   3.314% due 11/23/05                                  1,700           1,700
UBS Financial Del, LLC (z)
   3.180%-3.270%
   due 09/06/05-09/27/05 (c)                            1,000             995
   3.585%-3.590%
   due 11/21/05                                         6,000           5,926
United States Treasury Bills (z)(sec.)
   2.925%-3.005%
   due 09/01/05-09/15/05 (c)                            1,370           1,365
US Bank NA
   Series BKNT
   5.625% due 11/30/05                                    560             563
Westpac Capital Corp. (z)
   3.510% due 10/17/05                                  4,300           4,262
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $288,967)                                                       288,815
                                                                 ------------

OTHER SECURITIES - 5.5%
Frank Russell Investment Company
   Money Market Fund (X)                           23,160,849          23,161
State Street Securities Lending
   Quality Trust (X)                               43,195,152          43,195
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $66,356)                                                         66,356
                                                                 ------------

TOTAL INVESTMENTS - 126.3%
(identified cost $1,523,138)                                        1,524,049

OTHER ASSETS AND LIABILITIES,
NET - (26.3%)                                                        (317,381)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,206,668
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 56  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
10 Year Interest Rate Swap Futures
   expiration date 09/05 (31)                           3,407             (110)

Eurodollar Futures
   expiration date 09/05 (199)                         47,772             (203)
   expiration date 12/05 (177)                         42,363             (278)
   expiration date 03/06 (242)                         57,856             (169)
   expiration date 06/06 (59)                          14,097              (47)
   expiration date 09/06 (5)                            1,194               (3)

Germany, Federal Republic 5 Year Bonds
   expiration date 09/05 (9)                            1,253                3

United States Treasury Bonds
   expiration date 09/05 (43)                           4,958              (63)

United States Treasury 2 Year Notes
   expiration date 09/05 (185)                         38,200             (188)

United States Treasury 5 Year Notes
   expiration date 09/05 (914)                         97,984           (1,006)

United States Treasury 10 Year Notes
   expiration date 09/05 (49)                           5,438              (84)

Short Positions
United States Treasury Bonds
   expiration date 09/05 (145)                         16,720              180

United States Treasury 5 Year Notes
   expiration date 09/05 (52)                           5,575               66

United States Treasury 10 Year Notes
   expiration date 09/05 (284)                         31,520              476
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (1,426)
                                                                  ============

OPTIONS WRITTEN
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
United States Treasury Bonds
   Aug 2005 121.00 Call (18)                            2,178              --
   Aug 2005 115.00 Put (18)                             2,070             (16)

United States Treasury Notes
   10 Year Futures
   Aug 2005 110.00 Call (14)                            1,540             (18)
   Aug 2005 115.00 Call (25)                            2,875              --
   Aug 2005 116.00 Call (42)                            4,872              (1)

OPTIONS WRITTEN
                                                   NOTIONAL         MARKET
                                                    AMOUNT          VALUE
(NUMBER OF CONTRACTS)                                 $               $
-----------------------------------------------------------------------------
   Nov 2005 113.00 Call (16)                            1,808              (5)
   Nov 2005 114.00 Call (18)                            2,052              (4)
   Aug 2005 110.00 Put (42)                             4,620             (12)
   Nov 2005 108.00 Put (25)                             2,700             (13)
   Nov 2005 109.00 Put (18)                             1,962             (14)
                                                                 ------------

Total Liability for Options Written (premiums
   received $114)                                                         (83)
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  57

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             825      AUD         1,089    08/10/05                  1
USD             420      CAD           519    08/10/05                  3
USD             872      CAD         1,063    08/10/05                 (5)
USD             424      CAD           519    11/08/05                 --
USD           1,037      EUR           857    08/10/05                  3
USD           2,473      EUR         1,902    08/10/05               (165)
USD           2,559      EUR         2,125    08/10/05                 20
USD           7,178      EUR         5,959    08/10/05                 53
USD              94      EUR            77    08/15/05                 --
USD             851      EUR           670    08/19/05                (38)
USD           2,300      EUR         1,902    11/08/05                 18
USD              62      JPY         7,000    08/12/05                 --
USD             190      JPY        21,000    08/12/05                 (3)
USD             217      JPY        24,000    08/12/05                 (3)
USD           2,864      JPY       319,639    08/12/05                (17)
USD             748      PLN         2,556    08/10/05                 14
AUD           1,089      USD           837    08/10/05                 11
AUD           1,089      USD           821    11/08/05                 (1)
CAD             519      USD           425    08/10/05                  2
CAD           1,063      USD           849    08/10/05                (18)
CAD             355      USD           295    08/30/05                  4
CAD           1,063      USD           874    11/08/05                  5
EUR              59      USD            71    08/02/05                 --
EUR           1,902      USD         2,291    08/10/05                (17)
EUR           2,982      USD         3,874    08/10/05                256
EUR           5,959      USD         7,762    08/10/05                530
EUR           4,535      USD         5,516    08/25/05                 12
EUR           2,125      USD         2,569    11/08/05                (20)
EUR           5,959      USD         7,206    11/08/05                (54)
PLN           2,556      USD           784    08/10/05                 22
PLN           2,556      USD           747    11/08/05                (14)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 599
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 58  Fixed Income I Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME I FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

INTEREST RATE SWAP CONTRACTS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    MARKET
       COUNTER                   NOTIONAL                                                          TERMINATION      VALUE
        PARTY                     AMOUNT               FUND RECEIVES           FUND PAYS               DATE           $
---------------------   --------------------------   ------------------   --------------------   ----------------   ------
Bank of America         CAD                    200   6.000%               Three Month LIBOR          12/16/19          3
Barclays                GBP                    200   5.000%               Six Month LIBOR            03/15/32        (12)
Barclays                EUR                    200   6.000%               Six Month LIBOR            03/15/32         29
Barclays                USD                  4,000   4.000%               Three Month LIBOR          12/15/10       (106)
Morgan Stanley          USD                  1,000   4.000%               Three Month LIBOR          12/15/10        (26)
                                                                                                                     ---

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($105)                           (112)
                                                                                                                     ===

           See accompanying notes which are an integral part of the schedules of investments.

                                                         Fixed Income I Fund  59

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 89.0%

Asset-Backed Securities - 7.7%
AAA Trust (p)
   Series 2005-2 Class A1
   3.414% due 11/26/35                                    952             951
Aames Mortgage Investment Trust (E)
   Series 2005-2 Class 1A1
   3.540% due 07/25/35                                     93              93
ABSC NIMs Trust (p)
   Series 2004-HE1 Class A
   7.000% due 01/17/34                                     14              14
ACE Securities Corp. (E)
   Series 2004-OP1 Class M2
   4.510% due 04/25/34                                    455             456
Alliance Capital Funding LLC (p)
   Series 1998-1 Class A3
   5.840% due 02/15/10                                     24              24
American Airlines, Inc.
   6.817% due 05/23/11                                    205             196
American Express Credit Account Master Trust (E)
   Series 2002-3 Class A
   3.498% due 12/15/09                                    575             576
   Series 2002-1 Class A
   3.498% due 09/15/09                                    500             501
   Series 2002-2 Class A
   3.498% due 11/16/09                                    675             676
Ameriquest Mortgage Securities, Inc. (E)
   Series 2002-D Class M1
   5.960% due 02/25/33                                    145             147
Asset Backed Funding Certificates
   Series 2004-HE1 Class A1 (E)
   3.590% due 06/25/22                                     32              32
   Series 2004-OPT Class A2 (E)
   3.650% due 06/25/25                                    262             262
   Series 2005-WF1 Class A2A
   3.540% due 01/25/35 (E)                                399             399
BA Master Credit Card Trust (E)
   Series 1999-C Class A
   3.638% due 08/15/08                                    825             827
Bear Stearns Asset Backed Securities, Inc.
   3.600% due 08/25/35                                    425             425
   Series 2004-BO1 Class 1A1
   3.660% due 09/25/34                                    442             442
Capital Auto Receivables Asset Trust
   Series 2003-2 Class A3A
   1.440% due 02/15/07                                    132             132
   Series 2003-3 Class A3B (E)
   3.468% due 01/15/08                                    350             350
   Series 2004-2 Class A2
   3.350% due 02/15/08                                    300             296
Capital One Multi-Asset
   Execution Trust
   Series 2003-C2 Class C2
   4.320% due 04/15/09                                     85              85
Carrington Mortgage Loan Trust (E)
   Series 2005-NC1 Class A1A
   3.590% due 01/25/35                                    339             339
   Series 2005-NC3 Class A1A
   3.540% due 06/25/35                                    590             590
Chancellor/Triton CBO, Ltd. (p)
   Series 1998-1A Class A1
   6.710% due 08/05/10                                    113             113
Citibank Credit Card Issuance Trust
   Series 2000-A3 Class A3
   6.875% due 11/16/09                                    200             211
Citifinancial Mortgage Securities, Inc.
   Series 2003-3 Class AF2
   3.082% due 08/25/33                                    108             107
   Series 2003-4 Class AF3
   3.221% due 10/25/33                                    115             113
Countrywide Asset-Backed Certificates
   Series 2004-1NIMs Class NOTE (p)
   6.000% due 05/25/34                                     28              28
   Series 2004-6 Class 2A1 (E)
   3.650% due 10/25/21                                     65              65
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                    405             400
   Series 2004-9 Class AF2
   3.337% due 09/25/23                                    195             193
   Series 2004-10 Class AF2
   3.323% due 05/25/22                                    285             282
   Series 2004-13 Class AF2
   3.683% due 08/25/24                                    235             232
   Series 2004-S1 Class A2
   3.872% due 03/25/20                                    245             241
   Series 2004-BC1 Class M1 (E)
   3.960% due 02/25/34                                    175             175
   Series 2005-7 Class AF2
   4.367% due 11/25/35                                    430             427

 60  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Credit-Based Asset Servicing and Securitization
   (E)
   Series 2005-CB4 Class AV1
   3.619% due 08/25/35                                    550             550
Entergy Gulf States, Inc. (E)
   3.730% due 12/01/09                                    100             100
Equifirst Mortgage Loan Trust (E)
   Series 2005-1 Class A1
   3.520% due 04/25/35                                    468             468
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   3.570% due 07/25/34                                     61              61
Fannie Mae
   Series 1992-10 Class ZD
   8.000% due 11/25/21                                  1,016           1,046
   Series 1996-46 Class ZA
   7.500% due 11/25/26                                    119             127
Fannie Mae Grantor Trust
   Series 2004-T4 Class A3
   4.420% due 08/25/24                                    185             184
   Series 2004-T4 Class A2
   3.930% due 02/25/20                                    235             233
First Franklin Mortgage Loan Asset Backed
   Certificates (E)
   Series 2005-FF7 Class A2
   3.610% due 07/25/35                                    600             600
Freddie Mac
   Series 2001-232 Class ZQ
   6.500% due 06/15/31                                    557             587
   Series 1994-173 Class Z
   7.000% due 05/15/24                                    164             173
GE Capital Credit Card Master Note Trust (E)
   Series 2004-1 Class A (N)
   3.438% due 06/15/10                                    300             300
   Series 2004-2 Class A
   3.428% due 09/15/10                                    600             600
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-1 Class A
   3.480% due 07/20/08                                    350             350
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE4 Class A1 (E)
   3.570% due 03/25/35                                    400             400
   Series 2004-HE5 Class A3
   3.970% due 09/25/34                                    530             523
GSAA Trust (p)
   Series 2004-4N Class NOTE
   6.250% due 05/25/34                                     67              67
GSAMP Trust (E)
   Series 2004-SEA Class A2A
   3.750% due 03/25/34                                    362             362
   Series 2004-NC2 Class A2A
   3.640% due 10/01/34                                    355             355
   Series 2005-AHL Class A1
   3.550% due 04/25/35                                    318             318
   Series 2004-NC1 Class A3
   3.850% due 03/25/34                                    315             315
Harley-Davidson Motorcycle Trust
   Series 2004-2 Class A1
   2.180% due 01/15/09                                    264             262
Home Equity Asset Trust (E)
   Series 2004-3 Class M3
   4.910% due 08/25/34                                    340             345
Honda Auto Receivables Owner Trust
   Series 2004-2 Class A2
   2.520% due 02/15/07                                    294             293
Long Beach Mortgage Loan Trust (E)
   Series 2005-1 Class 2A1
   3.600% due 02/25/35                                    374             374
   Series 2003-2 Class M2
   5.360% due 06/25/33                                    485             493
   Series 2005-2 Class 2A1
   3.539% due 04/25/35                                    505             505
Mastr Asset Backed Securities Trust (E)
   Series 2005-OPT Class A3
   3.550% due 03/25/35                                    352             352
MBNA Credit Card Master Note Trust
   Series 2002-A10 Class A10 (E)
   3.528% due 02/16/10                                    550             552
   Series 2005-A3 Class A3
   4.100% due 10/15/12                                    220             216
MBNA Master Credit Card Trust USA
   Series 2000-E Class A
   7.800% due 10/15/12                                    705             805
Merrill Lynch Mortgage Investors, Inc. (E)
   Series 2004-HE2 Class A2A
   3.660% due 08/25/35                                    162             162
   Series 2004-WMC Class A2B1
   3.640% due 07/25/35                                    119             119
   Series 2004-WMC Class A2B2
   3.810% due 07/25/35                                    255             256
   Series 2005-WMC Class A2A
   3.560% due 09/25/35                                    271             271

                                                       Fixed Income III Fund  61

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-WMC Class A2B
   3.680% due 09/25/35                                    445             446
   Series 2005-NC1 Class A2B
   3.680% due 10/25/35                                    260             260
Mid-State Trust
   Series 2003-11 Class A1
   4.864% due 07/15/38                                     64              62
   Series 2004-1 Class A
   6.005% due 08/15/37                                     67              69
New Century Home Equity Loan Trust (E)
   Series 2004-A Class AII1
   3.640% due 08/25/34                                    125             125
   Series 2004-4 Class A3
   3.600% due 02/25/35                                    372             372
Novastar Home Equity Loan (E)
   Series 2004-4 Class A2B
   3.800% due 03/25/35                                    320             321
   Series 2005-1 Class A2A
   3.580% due 06/25/35                                    651             651
Option One Mortgage Loan Trust (E)
   Series 2003-2 Class M2
   5.160% due 04/25/33                                    400             406
   Series 2003-4 Class M2
   5.110% due 07/25/33                                    215             219
   Series 2003-3 Class M3
   5.460% due 06/25/33                                    240             245
Ownit Mortgage Loan Asset Backed Certificates
   (E)
   Series 2005-2 Class A2A
   3.570% due 03/25/36                                    361             361
Park Place Securities, Inc. (E)
   Series 2005-WHQ Class A2A
   3.540% due 06/25/35                                    539             538
Popular ABS Mortgage Pass-Through Trust
   Series 2005-1 Class AF2
   3.914% due 05/25/35                                    145             143
Power Contract Financing LLC (p)
   6.256% due 02/01/10                                    165             169
Premium Asset Trust (p)
   3.420% due 02/02/07                                    245             245
Renaissance Home Equity Loan Trust
   Series 2004-2 Class AF1 (E)
   3.660% due 07/25/34                                    217             217
   Series 2004-4 Class AF2
   3.856% due 02/25/35                                    260             257
   Series 2005-1 Class AF3
   4.456% due 05/25/35                                    345             342
   Series 2005-2 Class AF2
   4.361% due 08/25/35                                    315             312
Residential Asset Mortgage Products, Inc.
   Series 2004-RZ2 Class AI3
   4.300% due 01/25/31                                    155             154
   Series 2004-RS8 Class AI2
   3.810% due 01/25/26                                    245             243
   Series 2004-RS8 Class AII1 (E)
   3.600% due 05/25/26                                    532             532
   Series 2004-RS1 Class AI2
   3.620% due 07/25/26                                    210             208
   Series 2004-RS1 Class AII2 (E)
   3.690% due 12/25/34                                    280             280
   Series 2005-RS1 Class AII1 (E)
   3.570% due 01/25/35                                    301             302
Residential Asset Securities Corp.
   Series 2004-KS8 Class AI2
   3.340% due 10/25/24                                    600             592
   Series 2004-KS9 Class AI1 (E)
   3.630% due 07/25/21                                    100             100
   Series 2003-KS1 Class M2 (E)
   5.210% due 01/25/33                                    330             332
   Series 2001-KS3 Class AII (E)
   3.690% due 09/25/31                                    164             165
Residential Funding Mortgage Securities II (E)
   Series 2004-HI2 Class A1
   3.610% due 02/25/13                                     23              23
Saxon Asset Securities Trust (E)
   Series 2005-1 Class A2A
   3.570% due 05/25/35                                    250             250
   Series 2005-1 Class A2B
   3.680% due 05/25/35                                    280             280
   Series 2005-2 Class A2A
   3.550% due 09/25/35                                    628             628
Sears Credit Account Master Trust (E)
   Series 2002-4 Class A
   3.518% due 08/18/09                                  1,200           1,200
   Series 2002-5 Class A
   3.768% due 11/17/09                                  1,100           1,101
Sharps SP I, LLC
   6.850%-7.000%
   due 03/01/23-01/25/34                                  109             109

 62  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Sharps SP I, LLC Net Interest Margin Trust (p)
   Series 2004-HE1 Class N
   6.900% due 11/25/33                                     11              11
SLM Student Loan Trust (E)
   Series 2004-1 Class A1
   3.690% due 01/26/15                                    101             101
   Series 2004-6 Class A2
   3.690% due 01/25/13                                    229             229
   Series 2004-9 Class A2
   3.670% due 10/25/12                                    600             599
Small Business Administration
   Series 2000-P10 Class 1
   7.449% due 08/01/10                                    161             181
Small Business Administration Participation
   Certificates
   7.500% due 04/01/17                                  2,006           2,129
Specialty Underwriting & Residential Finance (E)
   Series 2005-BC2 Class A2A
   3.560% due 12/25/35                                    372             371
Structured Asset Investment Loan Trust (E)
   Series 2004-3 Class A4
   3.560% due 04/25/34                                     14              14
   Series 2003-BC8 Class M3
   5.560% due 08/25/33                                    375             383
   Series 2005-2 Class A2
   3.580% due 03/25/35                                    315             315
   Series 2005-5 Class A6
   3.550% due 06/25/35                                    482             482
Structured Asset Securities Corp.
   Series 2004-19X Class A2
   4.370% due 10/25/34                                    600             592
   Series 2001-SB1 Class A2
   3.375% due 08/25/31                                    207             193
   Series 2005-2XS Class 1A2A
   4.510% due 02/25/35                                    585             575
   Series 2005-WMC Class A1 (E)
   3.540% due 01/25/35                                    528             528
Tenaska Alabama II Partners, LP (p)
   6.125% due 03/30/23                                    156             162
Terwin Mortgage Trust (E)
   Series 2004-22S Class A
   3.850% due 11/25/35                                    354             354
TXU Electric Delivery Transition
   Bond Co.
   Series 2004-1 Class A2
   4.810% due 11/17/14                                    100             100
USAA Auto Owner Trust
   Series 2004-2 Class A2
   2.410% due 02/15/07                                    108             108
Wachovia Auto Owner Trust
   Series 2004-B Class A2
   2.400% due 05/21/07                                    236             235
Wells Fargo Financial Auto
   Owner Trust
   Series 2004-A Class A2
   1.470% due 03/15/07                                      8               8
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.620% due 06/25/19                                     28              28
World Financial Properties (p)
   6.910%-6.950% due 09/01/13                             375             400
World Omni Auto Receivables Trust
   Series 2004-A Class A2
   2.580% due 07/12/07                                    197             196
                                                                 ------------
                                                                       43,677
                                                                 ------------

Corporate Bonds and Notes - 13.4%
Aetna, Inc.
   7.875% due 03/01/11                                    255             292
AIG SunAmerica Global Financing VI (p)
   6.300% due 05/10/11                                    375             402
Albertson's, Inc. (N)
   8.000% due 05/01/31                                    355             429
Alltel Corp.
   4.656% due 05/17/07                                    230             231
Altria Group, Inc.
   7.000% due 11/04/13                                    110             121
   7.750% due 01/15/27 (N)                                 60              70
Amerada Hess Corp.
   6.650%-7.300%
   due 08/15/11-08/15/31                                  250             289
American Electric Power Co., Inc.
   Series C
   5.375% due 03/15/10                                     40              41
American General Finance Corp.
   Series MTNI
   4.625% due 05/15/09                                     70              69
   Series MTNH
   4.625% due 09/01/10                                     20              20
   Series MTNG
   3.492% due 03/23/07 (E)                                100             100

                                                       Fixed Income III Fund  63

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
American RE Corp. (N)
   Series B
   7.450% due 12/15/26                                    365             413
Arizona Public Service Co.
   5.800%-6.750%
   due 11/15/06-06/30/14                                  180             188
AT&T Corp.
   9.050%-9.750%
   due 11/15/11-11/15/31                                  203             259
Atmos Energy Corp. (E)
   3.974% due 10/15/07                                    190             190
Autonation, Inc.
   9.000% due 08/01/08                                    130             143
Avista Capital Trust III
   6.500% due 04/01/34                                    350             354
Avista Corp.
   9.750% due 06/01/08                                    220             245
AXA Financial, Inc.
   6.500% due 04/01/08                                     70              73
BAE Systems Holdings, Inc. (p)
   4.050% due 08/15/08 (E)                                285             285
   6.400% due 12/15/11                                    800             861
Bank of America Corp.
   4.250%-7.800%
   due 02/15/10-10/01/10                                  110             117
Barclays Bank PLC
   6.278% due 12/15/34                                    420             425
BellSouth Corp.
   4.200%-4.750%
   due 09/15/09-11/15/12                                  270             267
   6.550% due 06/15/34 (N)                                 40              45
Boeing Capital Corp. (N)
   6.100% due 03/01/11                                    100             106
Bowater, Inc.
   9.000% due 08/01/09                                    195             211
Boyd Gaming Corp.
   9.250% due 08/01/09                                    110             115
Burlington Northern Santa Fe Corp.
   4.575%-6.875%
   due 01/15/21-12/01/27                                  130             140
Campbell Soup Co. (N)
   5.875% due 10/01/08                                    115             119
Caremark Rx, Inc.
   7.375% due 10/01/06                                    350             359
Carolina Power & Light Co.
   6.500% due 07/15/12                                     45              49
Caterpillar Financial Services Corp.
   Series MTNF
   3.350% due 08/20/07 (E)                                155             155
   3.625% due 11/15/07                                     60              59
CC Funding Trust I
   6.900% due 02/16/07                                    130             134
CenterPoint Energy Houston Electric LLC
   Series J2
   5.700% due 03/15/13                                    135             141
CenterPoint Energy Resources Corp.
   Series B
   7.875% due 04/01/13                                    415             486
Centex Corp. (E)
   3.460% due 08/01/07                                    215             215
Cincinnati Gas & Electric
   5.700% due 09/15/12                                     65              68
Cingular Wireless Services, Inc.
   8.750% due 03/01/31                                     90             124
CIT Group, Inc.
   3.650%-6.875%
   due 09/25/07-11/01/09                                  235             239
Citicorp
   Series MTNF
   6.375% due 11/15/08                                    205             216
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   3.410% due 03/07/08                                    700             700
Citigroup, Inc.
   3.500%-6.000%
   due 02/01/08-02/22/33                                2,005           2,016
Citizens Communications Co.
   9.250% due 05/15/11                                    210             235
Clear Channel Communications, Inc. (N)
   5.500%-5.750%
   due 01/15/13-09/15/14                                  380             359
Clorox Co.
   4.200%-5.000%
   due 01/15/10-01/15/15                                  270             269
   3.525% due 12/14/07 (E)                                165             165
Columbus Southern Power Co.
   Series A
   5.500% due 03/01/13                                     80              83
Comcast Cable Communications (N)
   6.750%-8.375%
   due 05/01/07-01/30/11                                  460             492

 64  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Comcast Corp.
   5.850% due 01/15/10 (N)                                280             291
   5.650%-6.500%
   due 01/15/15-06/15/35                                  355             350
Consolidated Natural Gas Co.
   Series C
   6.250% due 11/01/11                                     80              86
   5.000% due 12/01/14                                    175             174
Consumers Energy Co.
   Series B
   5.375% due 04/15/13                                     20              20
   Series F
   4.000% due 05/15/10                                     50              48
   Series H
   4.800% due 02/17/09                                    115             115
Continental Airlines, Inc.
   Series 01-1
   6.503% due 06/15/11                                    175             173
Corrections Corp. of America
   7.500% due 05/01/11                                    125             130
Countrywide Home Loans, Inc.
   Series MTNK
   5.500% due 02/01/07                                     70              71
   3.250% due 05/21/08                                    210             202
COX Communications, Inc.
   4.625% due 01/15/10                                    300             295
Credit Suisse First Boston USA, Inc.
   4.625%-6.500%
   due 01/15/08-08/15/13                                  225             233
CSC Holdings, Inc.
   10.500% due 05/15/16                                   115             125
   Series B
   8.125% due 07/15/09                                     85              88
CSX Corp. (E)
   3.510% due 08/03/06                                     93              93
DaimlerChrysler NA Holding Corp.
   8.500% due 01/18/31 (N)                                100             128
   Series MTND (E)
   3.600%-3.859%
   due 11/17/06-09/10/07                                1,185           1,186
Dana Corp.
   Series 2005-1
   5.850% due 01/15/15                                    255             229
Detroit Edison Co.
   6.125%-6.350%
   due 10/01/10-10/15/32                                  145             162
   4.800% due 02/15/15 (p)                                130             127
Developers Diversified Realty Corp.
   4.625% due 08/01/10                                    255             249
Devon Financing Corp. ULC
   6.875% due 09/30/11                                    130             144
Dominion Resources, Inc.
   Series B
   6.250% due 06/30/12                                     60              64
   Series A
   7.195% due 09/15/14                                    240             274
   5.150% due 07/15/15                                    285             284
DPL, Inc.
   6.875% due 09/01/11                                    300             328
DR Horton, Inc.
   5.625% due 01/15/16                                    290             287
Dresdner Funding Trust I (p)
   8.151% due 06/30/31                                    310             384
Duke Energy Field Services LLC
   5.750%-6.875%
   due 11/15/06-02/01/11                                   60              63
Echostar DBS Corp.
   6.375%-6.625%
   due 10/01/11-10/01/14                                  230             229
El Paso Corp. (N)
   7.875%-8.050%
   due 06/15/12-10/15/30                                  800             827
El Paso Natural Gas Co.
   Series A
   7.625% due 08/01/10                                     65              68
Eli Lilly & Co.
   6.770% due 01/01/36                                    370             453
Entergy Gulf States, Inc.
   3.600% due 06/01/08                                     40              39
Enterprise Products Operating, LP
   4.000%-4.625%
   due 10/15/07-10/15/09                                  430             423
EOP Operating, LP
   4.750%-7.500%
   due 03/15/14-04/19/29                                  115             130
Erac USA Finance Co. (p)
   7.350% due 06/15/08                                    270             288
Exelon Corp.
   6.750% due 05/01/11                                     70              76
Farmers Exchange Capital (p)
   7.050% due 07/15/28                                    650             683
Farmers Insurance Exchange (p)
   6.000%-8.625%
   due 08/01/14-05/01/24                                  535             605
FedEx Corp.
   2.650%-7.600%
   due 04/01/07-07/01/97                                  160             180

                                                       Fixed Income III Fund  65

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Fifth Third Bank
   7.750% due 08/15/10                                    330             331
Financing Corp.
   Principal Only STRIP
   Series 2P
   Zero coupon due 11/30/17                               340             190
   Series 10P
   Zero coupon due 11/30/17                               840             469
   Series 15P
   Zero coupon due 03/07/19                                90              47
FirstEnergy Corp.
   Series B
   6.450% due 11/15/11                                    640             688
   Series C
   7.375% due 11/15/31                                    140             168
Fisher Scientific International, Inc. (N)
   6.750% due 08/15/14                                    100             105
Ford Motor Co.
   7.450% due 07/16/31 (N)                                750             636
   7.700% due 05/15/97                                    290             222
Ford Motor Credit Co.
   5.625%-7.875%
   due 06/16/08-02/01/11                                1,285           1,264
   5.700%-7.000%
   due 01/15/10-10/01/13 (N)                              345             330
   4.218% due 11/16/06 (E)                                400             399
   4.389% due 03/21/07 (E)(N)                             900             890
FPL Group Capital, Inc.
   4.086% due 02/16/07                                    160             159
Genentech, Inc. (p)
   4.750%-5.250%
   due 07/15/15-07/15/35                                  270             268
General Electric Capital Corp.
   Series MTNA
   4.250%-6.750%
   due 12/01/10-03/15/32                                  370             410
   4.750% due 09/15/14 (N)                                185             184
   4.125% due 03/04/08                                    415             412
General Electric Co.
   5.000% due 02/01/13                                    535             541
General Motors Acceptance Corp.
   6.875%-8.000%
   due 09/15/11-11/01/31                                  625             604
   6.750% due 12/01/14 (N)                                 85              80
   4.509%-4.559%
   due 01/16/07-07/16/07 (E)                              450             442
General Motors Corp. (N)
   8.375% due 07/15/33                                    655             591
Georgia-Pacific Corp.
   8.875% due 05/15/31                                    325             406
Glencore Funding LLC (p)
   6.000% due 04/15/14                                     95              91
Golden West Financial Corp.
   4.125% due 08/15/07                                    160             159
Goldman Sachs Group, Inc.
   5.250%-6.875%
   due 01/15/11-02/15/34                                  990           1,057
Great Atlantic & Pacific Tea Co.
   7.750% due 04/15/07                                    100             104
GTE Hawaiian Telephone Co.
   Series B
   7.375% due 09/01/06                                     65              66
Halliburton Co.
   5.500% due 10/15/10                                    115             119
Hartford Financial Services Group, Inc.
   7.900% due 06/15/10                                     35              40
HCA, Inc.
   5.500%-7.875%
   due 12/01/09-12/15/23                                  580             593
Health Net, Inc.
   9.875% due 04/15/11                                    210             246
Hertz Corp.
   7.400%-7.625%
   due 03/01/11-06/01/12                                  165             161
Historic TW, Inc.
   6.625%-9.125%
   due 08/15/07-05/15/29                                1,125           1,314
HJ Heinz Finance Co. (N)
   6.000%-6.750%
   due 03/15/12-03/15/32                                  155             176
Household Finance Corp.
   4.125%-8.000%
   due 02/01/09-06/30/15                                1,445           1,472
HSBC Bank USA NA
   Series BKNT
   3.875% due 09/15/09                                    265             258
Hyatt Equities LLC (p)
   6.875% due 06/15/07                                    140             143
ICI Wilmington, Inc.
   4.375% due 12/01/08                                     65              64
International Lease Finance Corp. (N)
   6.375% due 03/15/09                                    155             162
International Paper Co.
   5.500% due 01/15/14                                    280             281
Interpublic Group of Cos., Inc.
   5.400% due 11/15/09                                    100              95

 66  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Iron Mountain, Inc.
   6.625%-7.750%
   due 01/15/15-01/01/16                                  160             162
ITT Industries, Inc.
   7.400% due 11/15/25                                    135             163
JC Penney Co., Inc.
   7.400% due 04/01/37                                    125             136
John Hancock Global Funding II (p)
   7.900% due 07/02/10                                    200             228
Jones Apparel Group, Inc.
   4.250% due 11/15/09                                    155             149
JP Morgan & Co., Inc.
   Series MTNA
   6.000% due 01/15/09                                    165             172
JPMorgan Chase & Co.
   5.350%-7.000%
   due 03/01/07-03/15/12                                  120             125
   6.750% due 02/01/11 (N)                                 90              98
Kellogg Co.
   Series B
   6.600% due 04/01/11                                    720             785
Kerr-McGee Corp.
   5.875% due 09/15/06                                     20              20
Kraft Foods, Inc.
   4.125%-5.625%
   due 06/01/07-11/01/11                                1,750           1,800
Kroger Co. (The)
   7.250%-8.000%
   due 06/01/09-09/15/29                                  250             282
Lear Corp.
   Series B
   8.110% due 05/15/09                                     75              78
Lehman Brothers Holdings, Inc.
   6.625% due 01/18/12                                    295             322
Levi Strauss & Co.
   12.250% due 12/15/12                                   170             191
Liberty Media Corp. (E)
   4.910% due 09/17/06                                    242             243
Liberty Mutual Group (p)
   7.000% due 03/15/34                                    255             261
Limited Brands, Inc.
   6.950% due 03/01/33                                    220             229
Lockheed Martin Corp.
   8.500% due 12/01/29                                     35              49
Lodgenet Entertainment Corp.
   9.500% due 06/15/13                                    120             131
Lubrizol Corp.
   4.625% due 10/01/09                                    190             188
M&I Marshall & Ilsley Bank
   Series BKNT
   3.800% due 02/08/08                                    245             241
Manufacturers & Traders Trust Co.
   8.000% due 10/01/10                                    115             133
Marsh & McLennan Cos., Inc.
   5.375%-5.375%
   due 03/15/07-07/15/14                                  595             593
   5.875% due 08/01/33 (N)                                115             106
   3.710% due 07/13/07 (E)                                220             218
May Department Stores Co. (The)
   4.800%-5.750%
   due 07/15/09-07/15/14                                  230             236
MBNA America Bank NA
   7.125% due 11/15/12                                     30              34
MBNA Corp.
   6.125% due 03/01/13                                    130             139
   3.640% due 05/05/08 (E)                                190             192
MCI, Inc.
   6.908%-7.688%
   due 05/01/07-05/01/09                                  620             633
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                    430             479
Meritor Automotive, Inc.
   6.800% due 02/15/09                                     80              80
Metlife, Inc.
   5.000%-5.700%
   due 06/15/15-06/15/35                                  335             337
MGM Mirage
   9.750% due 06/01/07                                    265             286
Miller Brewing Co. (p)
   4.250%-5.500%
   due 08/15/08-08/15/13                                  375             379
Mohawk Industries, Inc.
   7.200% due 04/15/12                                     75              84
Monongahela Power Co.
   5.000% due 10/01/06                                    210             211
Morgan Stanley
   4.750%-6.750%
   due 04/15/11-04/01/14                                  640             664
Motorola, Inc.
   4.608% due 11/16/07                                    455             455
Natexis Ambs Co. LLC (f)(p)
   8.440% due 12/29/49                                    185             203
National Rural Utilities Cooperative Finance
   Corp.
   5.750% due 08/28/09                                     85              89
Nationwide Financial Services
   6.250% due 11/15/11                                    265             286

                                                       Fixed Income III Fund  67

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nationwide Mutual Insurance Co. (p)
   7.875% due 04/01/33                                    235             288
Nevada Power Co.
   9.000% due 08/15/13                                     39              44
News America Holdings
   7.750%-9.250%
   due 02/01/13-10/17/96                                  275             330
News America, Inc.
   7.125% due 04/08/28                                     30              34
Nextel Communications, Inc.
   6.875% due 10/31/13                                    310             331
Nippon Life Insurance
   4.875% due 08/09/10                                    250             249
Nisource Finance Corp.
   7.875% due 11/15/10                                    225             254
   3.854% due 11/23/09 (E)                                 95              95
Norfolk Southern Corp.
   7.050%-7.900%
   due 05/15/07-05/15/97                                  500             625
North Front Pass-Through Trust (p)
   5.810% due 12/15/24                                    500             508
Northrop Grumman Corp.
   4.079% due 11/16/06                                     50              50
Occidental Petroleum Corp.
   9.250% due 08/01/19                                    135             186
Ohio Power Co. (N)
   Series D
   5.500% due 02/15/13                                     25              26
Pacific Gas & Electric Co.
   3.600%-6.050%
   due 03/01/09-03/01/34                                  535             535
Panhandle Eastern Pipe Line
   Series B
   2.750% due 03/15/07                                     45              44
Pemex Project Funding Master Trust
   7.375%-8.000%
   due 11/15/11-12/15/14                                  220             244
   8.625% due 02/01/22 (N)                                285             346
   6.625% due 06/15/35 (p)                                155             150
Pinnacle West Energy Corp. (E)(p)
   4.004% due 04/01/07                                    245             245
Popular North America Capital Trust I
   6.564% due 09/15/34                                    290             311
Progress Energy, Inc.
   7.000%-7.100%
   due 03/01/11-10/30/31                                  355             399
PSEG Energy Holdings LLC
   7.750%-8.625%
   due 04/16/07-02/15/08                                  555             579
Qwest Capital Funding, Inc.
   7.000% due 08/03/09 (N)                                 25              25
   6.500% due 11/15/18                                     25              21
Qwest Corp.
   7.875% due 09/01/11                                    320             334
   7.625% due 06/15/15 (p)                                300             310
Qwest Services Corp.
   13.500% due 12/15/10                                   190             218
Rabobank Capital Funding II (f)(p)
   5.260% due 12/31/49                                    260             261
Raytheon Co. (N)
   8.300% due 03/01/10                                     50              57
RBS Capital Trust I (f)
   5.512% due 09/29/49                                    385             390
Reckson Operating Partnership, LP
   5.150% due 01/15/11                                     95              95
Residential Capital Corp. (p)
   6.875% due 06/30/15 (N)                                390             406
   6.375% due 06/30/10                                    370             376
Safeway, Inc. (N)
   5.800% due 08/15/12                                     70              73
SBC Communications, Inc.
   4.125%-6.450%
   due 09/15/09-06/15/34                                  385             382
   6.150% due 09/15/34 (N)                                375             399
SCANA Corp. (E)
   3.480% due 03/01/08                                    325             325
Sealed Air Corp. (p)
   5.625% due 07/15/13                                    195             197
Sempra Energy
   3.754% due 05/21/08 (E)                                260             261
   4.621% due 05/17/07                                    425             425
SLM Corp.
   4.000% due 01/15/10                                    140             136
Solar Capital Corp. (p)
   9.125% due 08/15/13                                    215             223
Southern California Edison Co.
   7.625% due 01/15/10                                    290             322
   6.000% due 01/15/34 (N)                                170             185
   3.465% due 12/13/07 (E)                                235             235
Southern Peru Copper Corp. (p)
   7.500% due 07/27/35                                    445             441
Sprint Capital Corp.
   4.780%-8.750%
   due 08/17/06-03/15/32                                1,660           2,040
St. Paul Travelers Cos., Inc. (The)
   5.010% due 08/16/07                                    445             448

 68  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts
   Worldwide, Inc.
   7.375%-7.875%
   due 05/01/07-05/01/12                                   20              21
Stone Container Corp.
   9.750% due 02/01/11                                    365             384
TCI Communications, Inc.
   7.875%-9.800%
   due 02/01/12-02/15/26                                  900           1,079
TECO Energy, Inc.
   7.200% due 05/01/11                                    160             174
Temple-Inland, Inc.
   5.003% due 05/17/07                                    240             240
Tenaska Alabama Partners, LP (p)
   7.000% due 06/30/21                                    105             109
Tenet Healthcare Corp.
   6.875% due 11/15/31                                     35              29
   7.375% due 02/01/13 (N)                                 50              49
Tesoro Corp.
   8.000% due 04/15/08                                    220             232
Texas Eastern Transmission, LP
   7.000% due 07/15/32                                     45              53
Texas Genco LLC (p)
   6.875% due 12/15/14                                    410             430
Time Warner Cos., Inc.
   7.570% due 02/01/24                                     35              42
Time Warner Entertainment Co., LP
   Series *
   8.375% due 03/15/23                                    220             276
Time Warner Telecom LLC, Inc.
   9.750% due 07/15/08                                     90              91
Time Warner, Inc.
   6.750%-7.700%
   due 04/15/11-05/01/32                                  510             568
Travelers Property Casualty Corp. (N)
   5.000% due 03/15/13                                    110             109
Trimas Corp.
   9.875% due 06/15/12                                    165             141
Twin Reefs Pass-Through Trust (E)(f)(p)
   4.349% due 12/10/49                                    300             299
TXU Corp. (p)
   4.800% due 11/15/09 (N)                                250             245
   5.550% due 11/15/14                                    735             716
TXU Energy Co. LLC
   7.000% due 03/15/13                                    135             149
Tyson Foods, Inc.
   8.250% due 10/01/11                                     90             105
Union Pacific Corp.
   5.750%-6.650%
   due 10/15/07-01/15/12                                  285             301
   Series MTNE
   6.790% due 11/09/07                                     35              37
   6.625% due 02/01/08 (N)                                 90              94
Union Planters Corp.
   7.750% due 03/01/11                                    125             143
Valero Logistics Operations, LP
   6.050% due 03/15/13                                    350             364
Verizon (N)
   6.500% due 09/15/11                                     40              43
Verizon Global Funding Corp.
   7.250% due 12/01/10                                    400             446
Visteon Corp. (N)
   7.000%-8.250%
   due 08/01/10-03/10/14                                  465             439
Washington Mutual, Inc.
   8.250% due 04/01/10                                    180             203
WellPoint, Inc.
   3.750%-4.250%
   due 12/14/07-12/15/09                                  410             402
Wells Fargo & Co.
   4.950% due 10/16/13                                    155             156
Weyerhaeuser Co.
   6.000% due 08/01/06                                     30              30
Williams Gas Pipelines (p)
   7.375% due 11/15/06                                    200             207
Willis Group NA
   5.125%-5.625%
   due 07/15/10-07/15/15                                  425             422
Wisconsin Electric Power
   3.500% due 12/01/07                                     65              64
Witco Corp.
   6.875%-7.750%
   due 04/01/23-02/01/26                                  410             410
Wyeth
   5.500% due 03/15/13-02/01/14                           115             118
Yum! Brands, Inc.
   8.875% due 04/15/11                                    205             245
Zurich Capital Trust I (p)
   8.376% due 06/01/37                                    370             398
                                                                 ------------
                                                                       76,436
                                                                 ------------

International Debt - 5.7%
Abbey National PLC (N)(f)
   (Step Up, 7.570%, 06/15/08)
   6.700% 06/29/49                                        275             289

                                                       Fixed Income III Fund  69

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Abitibi-Consolidated, Inc.
   6.950%-8.850%
   due 12/15/06-08/01/30                                  628             628
   8.550% due 08/01/10 (N)                                140             147
Amvescap PLC
   4.500% due 12/15/09                                    395             390
Arlington Street CDO, Ltd. (p)
   Series 2000-1A Class A2
   7.660% due 06/10/12                                    886             913
Axa SA
   8.600% due 12/15/30                                     85             114
Banco Santander Chile (E)(p)
   3.720% due 12/09/09                                    195             194
Batterson Park CBO I, Ltd.
   Series 1998-1A Class A4
   6.130% due 01/02/11                                     14              14
BNP Paribas (f)(p)
   5.186% due 06/29/49                                    600             595
Bowater Canada Finance
   7.950% due 11/15/11                                    245             260
Brascan Corp.
   7.125% due 06/15/12                                    130             144
Brazilian Government International Bond
   8.000%-11.000%
   due 10/22/10-08/17/40                                3,519           3,657
   4.313%-9.230%
   due 04/15/09-06/29/09 (E)                              759             769
British Sky Broadcasting PLC
   8.200% due 07/15/09                                    345             384
British Telecommunications PLC
   8.375%-8.875%
   due 12/15/10-12/15/30                                  350             448
Canadian Oil Sands, Ltd. (p)
   4.800% due 08/10/09                                    140             139
Chile Government International Bond
   5.500% due 01/15/13                                  1,500           1,564
Colombia Government International Bond
   8.250% due 12/22/14                                    335             352
Conoco Funding Co.
   6.350% due 10/15/11                                    675             734
Deutsche Telekom International Finance BV (E)
   8.500%-8.750%
   due 06/15/10-06/15/30                                  970           1,181
El Salvador Government International Bond (p)
   7.650% due 06/15/35                                    250             251
EnCana Corp.
   6.500% due 08/15/34                                     60              68
Export-Import Bank of China (N)(p)
   4.875% due 07/21/15                                    455             447
Export-Import Bank of Korea
   4.250% due 11/27/07                                     80              79
   4.125% due 02/10/09 (p)                                160             157
Falconbridge, Ltd.
   6.200% due 06/15/35                                    425             426
FBG Finance, Ltd. (p)
   5.125% due 06/15/15                                    155             152
France Telecom SA
   7.750%-8.500%
   due 03/01/11-03/01/31                                  800             967
Hanarotelecom, Inc. (p)
   7.000% due 02/01/12                                    300             302
Hutchison Whampoa International
   03/13, Ltd. (p)
   6.500% due 02/13/13                                    190             203
Intelsat Bermuda, Ltd.
   8.695% due 01/15/12 (E)(p)                             145             148
   8.250% due 01/15/13 (p)                                 90              94
   6.500% due 11/01/13                                    325             266
Ispat Inland ULC
   9.750% due 04/01/14                                    529             624
Juniper CBO, Ltd. (p)
   Series 1999-1A Class A1
   6.830% due 04/15/11                                    176             179
Korea Development Bank (N)
   4.250% due 11/13/07                                     45              45
Korea Electric Power Corp. (p)
   5.125% due 04/23/34                                     85              85
LG Electronics, Inc. (p)
   5.000% due 06/17/10                                     90              88
Mantis Reef, Ltd. (p)
   4.692% due 11/14/08                                    200             197
Mexico Government International Bond
   6.375%-8.375%
   due 01/14/11-08/15/31                                1,395           1,677
Mizuho Financial Group Cayman, Ltd. (p)
   5.790% due 04/15/14                                    430             448
Monumental Global Funding, Ltd. (p)
   4.625% due 03/15/10                                    135             135
NAK Naftogaz Ukrainy
   8.125% due 09/30/09                                    500             523
Nationwide Building Society (p)
   4.250% due 02/01/10                                    210             206

 70  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Nexen, Inc.
   5.875% due 03/10/35                                    145             144
Norske Skog Canada, Ltd.
   Series D
   8.625% due 06/15/11                                    215             223
Oil Insurance, Ltd. (p)
   5.150% due 08/15/33                                    520             518
Peru Government International Bond
   9.125% due 02/21/12                                    100             118
Petroleum Export, Ltd. (p)
   5.265% due 06/15/11                                    100             100
Petroleum Geo-Services ASA
   8.000% due 11/05/06                                     69              70
Province of Quebec
   5.000% due 07/17/09                                     25              25
   6.125% due 01/22/11                                  1,035           1,109
Ras Laffan Liquefied Natural Gas Co., Ltd. (p)
   8.294% due 03/15/14                                     85              99
Resona Preferred Global Securities Cayman, Ltd.
   (E)(f)(p)
   7.191% due 12/29/49                                    180             184
Royal Bank of Scotland Group PLC ADR (f)
   Series 1
   9.118% due 03/31/49                                    600             703
Russia Government International Bond
   5.000% due 03/31/30 (N)(p)                             685             759
   5.000% due 03/31/30                                  1,100           1,220
Salomon Brothers AG for OAO Siberian Oil Co.
   Series REGS
   10.750% due 01/15/09                                   585             673
Salomon Brothers AG for Tyumen
   Oil Co.
   Series REGS
   11.000% due 11/06/07                                   330             366
Santander Financial Issuances
   6.375% due 02/15/11                                    180             194
Sanwa Finance Aruba AEC
   8.350% due 07/15/09                                    170             191
Sappi Papier Holding AG (p)
   6.750% due 06/15/12                                     65              67
Secunda International, Ltd. (E)
   11.599% due 09/01/12                                   220             218
Shaw Communications, Inc.
   8.250% due 04/11/10                                    210             233
South Street CBO, Ltd.
   Series 1999-1A Class A1
   7.160% due 07/01/11                                    143             145
Stora Enso OYJ
   7.375% due 05/15/11                                    105             117
Systems 2001 AT LLC (p)
   6.664%-7.156%
   due 12/15/11-09/15/13                                  304             323
Telecom Italia Capital SA
   4.000% due 01/15/10 (p)                              1,645           1,587
   6.375% due 11/15/33                                    105             112
Telefonos de Mexico SA de CV
   4.500% due 11/19/08                                    395             389
TELUS Corp.
   7.500%-8.000%
   due 06/01/07-06/01/11                                  890           1,002
Tengizchevroil Finance Co. (p)
   6.124% due 11/15/14                                    250             253
UFJ Finance Aruba AEC
   6.750% due 07/15/13                                    120             132
Venezuela Government International Bond (N)
   9.375% due 01/13/34                                    255             266
Western Oil Sands, Inc.
   8.375% due 05/01/12                                    145             168
WPP Finance UK Corp. (N)
   5.875% due 06/15/14                                    115             119
                                                                 ------------
                                                                       32,510
                                                                 ------------

Mortgage-Backed Securities - 36.6%
Argent Securities, Inc. (E)
   Series 2004-W3 Class A2
   3.680% due 02/25/34                                    147             147
Banc of America Commercial Mortgage, Inc.
   Series 2004-3 Class A3
   4.875% due 06/10/39                                    675             679
   Series 2004-4 Class A3
   4.128% due 07/10/42                                    455             446
   Series 2004-5 Class A3
   4.561% due 11/10/41                                    185             183
   4.877% due 11/10/42                                    495             497
   Series 2005-2 Class AJ
   4.953% due 07/10/43                                    120             119

                                                       Fixed Income III Fund  71

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Banc of America Funding Corp.
   Series 2004-3 Class 2A2
   5.000% due 09/25/19                                    241             240
   Series 2005-D Class A1 (E)
   4.118% due 05/25/35                                    400             396
Bank of America Alternative
   Loan Trust
   Series 2003-10 Class 2A1
   6.000% due 12/25/33                                    261             266
   Series 2004-2 Class 1A1
   6.000% due 03/25/34                                    148             151
   Series 2004-10 Class 1CB1
   6.000% due 11/25/34                                    159             162
   6.000% due 12/25/34                                    180             184
   Series 2005-3 Class 2A1
   5.500% due 04/25/20                                    244             248
   Series 2005-5 Class 2CB1
   6.000% due 06/25/35                                    344             349
   Series 2005-6 Class 7A1
   5.500% due 07/25/20                                    275             278
Bank of America Mortgage Securities
   Series 2005-E Class 2A1 (E)
   4.995% due 06/25/35                                    298             297
   Series 2005-F Class 2A3 (E)
   4.742% due 07/25/35                                    465             461
   Series 2003-D Class 1A2 (E)
   3.428% due 05/25/33                                      9               9
   Series 2004-A Class 1A1 (E)
   3.481% due 02/25/34                                     99              99
   Series 2003-I Class 2A4 (E)
   3.828% due 10/25/33                                    265             263
   Series 2004-1 Class 5A1
   6.500% due 09/25/33                                     31              31
   Series 2004-E Class 1A1 (E)
   3.528% due 06/25/34                                    236             233
   Series 2004-G Class 2A6 (E)
   4.657% due 08/25/34                                    245             246
   Series 2005-A Class 2A1 (E)
   4.480% due 02/25/35                                    166             164
   Series 2005-B Class 2A1 (E)
   4.422% due 03/25/35                                    331             327
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.443% due 05/25/35                                    758             766
Bear Stearns Commercial Mortgage Securities (p)
   Series 2004-ESA Class E
   5.064% due 05/14/16                                    265             267
Citigroup Commercial Mortgage Trust (E)(p)
   Series 2004-FL1 Class A1
   3.518% due 07/15/18                                    244             244
Countrywide Alternative Loan Trust
   Series 2004-J5 Class 1A1 (E)
   3.650% due 07/25/34                                     30              30
   Series 2004-J7 Class 1A2
   4.673% due 08/25/34                                    230             230
Countrywide Home Loan Mortgage Pass Through
   Trust (E)
   Series 2005-9 Class M6
   4.610% due 05/25/35                                    225             222
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2003-29 Class 5A1
   7.000% due 12/25/33                                    118             122
   Series 2004-1 Class 3A1
   7.000% due 02/25/34                                     41              42
Crown Castle Towers LLC (p)
   5.074% due 06/15/35                                    150             148
Deutsche ALT-A Securities, Inc. Mortgage Loan
   Trust
   Series 2003-3 Class 2A3
   4.500% due 10/25/33                                    114             114
Deutsche Mortgage Securities, Inc.
   Series 2004-4 Class 1A2
   4.010% due 04/25/34                                    144             144
DLJ Commercial Mortgage Corp.
   Series 1998-CF1 Class A1B
   6.410% due 02/18/31                                    594             616
Downey Savings & Loan Association Mortgage Loan
   Trust (E)
   Series 2004-AR3 Class 1A1B
   4.839% due 07/19/44                                    506             513
Fannie Mae
   15 Year TBA (I)
   4.500%-5.500                                        19,365          19,293
   30 Year TBA (I)
   4.500%-7.500%                                       59,220          59,314
   Series 1997-281 Class 2
   Interest Only STRIP
   9.000% due 11/01/26                                     58              14
   Series 2000-306 Class IO
   Interest Only STRIP
   8.000% due 05/01/30                                     64              14
   5.000%-10.000% due 2016-2035                        55,572          56,313

 72  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-317 Class 2
   Interest Only STRIP
   8.000% due 08/01/31                                     68              14
   Series 2002-320 Class 2
   Interest Only STRIP
   7.000% due 03/01/32                                     31               7
   4.266%-4.895% due 2025-2026 (E)                        371             381
   Series 2002-50 Class SC (E)
   Interest Only STRIP
   4.640% due 12/25/29                                     49               2
   Series 2003-16 Class NI
   Interest Only STRIP
   5.000% due 02/25/15                                    422              27
   Series 2003-25 Class IK
   Interest Only STRIP
   7.000% due 04/25/33                                    153              31
   Series 2003-33 Class IA
   Interest Only STRIP
   6.500% due 05/25/33                                  1,211             243
   Series 2003-32 Class UI
   Interest Only STRIP
   6.000% due 05/25/33                                    177              36
   Series 2003-82 Class WI
   Interest Only STRIP
   6.000% due 08/25/32                                     57               7
   Series 2004-27 Class JC
   5.000% due 05/25/34                                    205             203
   Series 2004-90 Class PC
   5.000% due 03/25/27                                    170             170
   Series 2003-35 Class UI
   Interest Only STRIP
   6.500% due 05/25/33                                    247              50
   Series 2003-35 Class IU
   Interest Only STRIP
   6.000% due 05/25/33                                    237              44
   Series 2003-64 Class JI
   Interest Only STRIP
   6.000% due 07/25/33                                    221              42
   Series 2003-122 Class AJ
   4.500% due 02/25/28                                    198             196
Fannie Mae Grantor Trust
   Series 2001-T8 Class A2
   9.500% due 07/25/41                                    112             124
   Series 2005-T2 Class 1A1 (E)
   3.000% due 11/28/35                                    160             160
Fannie Mae Whole Loan
   Series 2003-W17 Class 1A6
   5.310% due 08/25/33                                  1,700           1,681
   Series 2004-W9 Class 2A1
   6.500% due 02/25/44                                    165             170
   Series 2003-W14 Class 1A5
   4.710% due 09/25/43                                     16              16
   Series 2003-W18 Class 1A5
   4.610% due 08/25/43                                    190             189
   Series 2004-W11 Class 1A2
   6.500% due 05/25/44                                    322             333
Federal Home Loan Mortgage Corp.
   15 Year TBA (I)
   5.500%                                               2,875           2,932
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-58 Class 1A2
   3.108% due 05/25/35                                     92              91
   Series 2003-58 Class 2A
   6.500% due 09/25/43                                    156             161
   Series 2004-H01 Class A1
   2.614% due 07/15/11                                    870             859
Federal National Mortgage Association
   Series 2003-82 Class IA
   Interest Only STRIP
   6.000% due 08/25/32                                    246              34
First Horizon Alternative Mortgage Securities
   Series 2004-FA1 Class 1A1
   6.250% due 10/25/34                                    527             537
First Horizon Asset Securities, Inc.
   Series 2003-5 Class 1A17
   8.000% due 07/25/33                                     65              68
   Series 2004-AR5 Class 4A1 (E)
   5.696% due 10/25/34                                    202             201
First Nationwide Trust (E)
   Series 2001-4 Class 3A5
   4.060% due 09/25/31                                      4               4
First Union-Lehman Brothers-
   Bank of America
   Series 1998-C2 Class A2
   6.560% due 11/18/35                                     39              41
Freddie Mac
   30 Year TBA (I)
   5.000%-6.000%                                       14,435          14,362
   5.000%-10.000% due 2016-2034                         5,765           5,900
   Series 1991-103 Class Z
   9.000% due 02/15/21                                     94              94
   3.729%-6.760% due 2027-2034 (E)                        421             429

                                                       Fixed Income III Fund  73

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-259 Class IQ
   Interest Only STRIP
   5.000% due 06/15/17                                    431              59
   Series 2003-261 Class UI
   Interest Only STRIP
   6.500% due 05/15/33                                    170              28
   Series 2003-261 Class DI
   Interest Only STRIP
   5.500% due 05/15/27                                    381              18
   Series 2003-264 Class IM
   Interest Only STRIP
   7.000% due 07/15/33                                    218              42
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  1,065           1,057
   Series 2004-289 Class PC
   5.000% due 07/15/30                                    340             338
   Series 2004-288 Class OE
   5.000% due 01/15/30                                    290             288
   Series 2004-290 Class LC
   5.500% due 12/15/17                                    250             254
   Series 1999-212 Class SG (E)
   Interest Only STRIP
   3.563% due 06/17/27                                    725              43
   Series 2005-292 Class IG
   Interest Only STRIP
   5.000% due 04/15/23                                    425              70
   Series 2005-293 Class PC
   5.000% due 09/15/30                                    335             333
   Series 2005-298 Class NC
   5.000% due 04/15/31                                    400             397
Freddie Mac Gold
   15 Year TBA (I)
   5.500%                                                 400             407
   30 Year TBA (I)
   6.000%                                                 200             204
   5.000%-8.500% due 2018-2033                          2,428           2,474
   Series 2001-212 Class IO
   Interest Only STRIP
   6.000% due 05/01/31                                    120              23
   Series 2001-215 Class IO
   Interest Only STRIP
   8.000% due 06/01/31                                     96              18
   Series 1998-191 Class IO
   Interest Only STRIP
   8.000% due 01/01/28                                     46              10
   Series 1998-194 Class IO
   Interest Only STRIP
   6.500% due 04/01/28                                    156              29
Freddie Mac Non Gold
   10.500% due 2017                                        32              37
GE Capital Commercial Mortgage Corp.
   Series 2002-1A Class A3
   6.269% due 12/10/35                                    250             270
   Series 2005-C2 Class A2
   4.706% due 05/10/43                                    475             475
Ginnie Mae I
   30 Year TBA (I)
   5.000%-6.500%                                        4,355           4,401
   7.500%-11.000% due 2016-2032                           256             282
Ginnie Mae II (E)
   3.375%-4.375% due 2023-2030                          1,804           1,828
Global Signal Trust (p)
   Series 2004-2A Class A
   4.232% due 12/15/14                                    225             220
GMAC Commercial Mortgage Securities, Inc.
   Series 1998-C2 Class A2
   6.420% due 05/15/35                                    197             206
Government National Mortgage Association
   Series 2002-27 Class SA (E)
   Interest Only STRIP
   4.591% due 05/16/32                                    111               7
   Series 2002-62 Class B
   4.763% due 01/16/25                                    160             160
   Series 1999-27 Class SE (E)
   Interest Only STRIP
   5.191% due 08/16/29                                    242              20
   Series 1999-44 Class SA (E)
   Interest Only STRIP
   5.141% due 12/16/29                                    247              26
   Series 2000-29 Class S (E)
   Interest Only STRIP
   5.070% due 09/20/30                                     78               4
   Series 2002-67 Class IL
   Interest Only STRIP
   6.000% due 05/20/29                                  1,867              12
Greenwich Capital Commercial Funding Corp.
   Series 2004-GG1 Class A7
   5.317% due 06/10/36                                    435             447
GSMPS Mortgage Loan Trust (p)
   Series 1998-3 Class A
   7.750% due 09/19/27                                     75              79
   Series 1999-3 Class A
   8.000% due 08/19/29                                    129             138

 74  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2005-RP1 Class 1A3
   8.000% due 01/25/35                                    220             236
   Series 2005-RP1 Class 1A4
   8.500% due 01/25/35                                    125             136
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.430% due 06/25/34                                    709             695
Impac CMB Trust (E)
   Series 2004-3 Class 1A
   3.710% due 06/25/34                                    330             331
Impac Secured Assets CMN Owner Trust (E)
   Series 2004-3 Class 1A1
   3.660% due 11/25/34                                    154             154
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C1 Class A3
   5.376% due 07/12/37                                    220             227
   Series 2003-C1 Class A2
   4.985% due 01/12/37                                    337             340
   Series 2004-FL1 Class A1 (E)(p)
   3.579% due 04/16/19                                    391             391
   Series 2004-LN2 Class A1
   4.475% due 07/15/41                                    594             587
   Series 2005-CB1 Class A3
   5.197% due 08/12/37                                    665             679
LB-UBS Commercial Mortgage Trust
   Series 2004-C4 Class A3
   4.986% due 06/15/29                                  1,055           1,078
   Series 2005-C2 Class A2
   4.821% due 04/15/30                                    290             292
Lehman XS Trust (E)
   Series 2005-1 Class 2A2
   4.660% due 05/25/08                                    475             487
Mastr Alternative Loans Trust
   Series 2003-9 Class 1A1
   5.500% due 12/25/18                                    205             208
   Series 2003-6 Class 3A1
   8.000% due 09/25/33                                     61              63
   Series 2005-3 Class 7A1
   6.000% due 04/25/35                                    342             347
Mastr Reperforming Loan Trust (p)
   Series 2005-1 Class 1A5
   8.000% due 08/25/34                                    322             345
Mastr Specialized Loan Trust
   Series 2005-2 Class A2
   5.150% due 07/25/35                                    284             281
Mellon Residential Funding Corp. (E)
   Series 2000-TBC Class A1
   3.628% due 06/15/30                                    492             491
Merrill Lynch Mortgage Trust
   Series 2002-MW1 Class J (p)
   5.695% due 07/12/34                                    185             178
   Series 2004-MKB Class A2
   4.353% due 02/12/42                                    580             573
   Series 2004-BPC Class A3
   4.467% due 10/12/41                                    115             113
   4.330%-4.351%
   due 11/15/10-11/25/10                                  210             208
Morgan Stanley Capital I
   Series 2005-HQ6 Class A2A
   4.874% due 08/13/42                                    215             216
Nomura Asset Acceptance Corp.
   Series 2004-AP2 Class A2
   4.099% due 07/25/34                                    195             195
   Series 2005-WF1 Class 2A2
   4.786% due 03/25/35                                    415             411
Prime Mortgage Trust
   Series 2004-CL1 Class 1A1
   6.000% due 02/25/34                                    119             120
   Series 2004-CL1 Class 1A2 (E)
   3.860% due 02/25/34                                     79              79
   Series 2004-CL1 Class 2A2 (E)
   3.860% due 02/25/19                                     40              40
Residential Accredit Loans, Inc.
   Series 2005-QA8 Class NB3
   5.524% due 07/25/35                                    620             628
Residential Asset Mortgage Products, Inc.
   Series 2004-SL1 Class A3
   7.000% due 11/25/31                                    132             135
   Series 2004-SL4 Class A3
   6.500% due 07/25/32                                    216             221
   Series 2005-SL1 Class A2
   6.000% due 05/25/32                                    330             338
Small Business Administration Participation
   Certificates
   Series 2005-20G Class 1
   4.750% due 07/01/25                                  1,600           1,594
Structured Adjustable Rate Mortgage Loan Trust
   Series 2004-18 Class 5A
   5.500% due 12/25/34                                    198             200

                                                       Fixed Income III Fund  75

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Structured Asset Securities Corp.
   Series 2002-22H Class 1A
   6.994% due 11/25/32                                     52              53
   Series 2004-12H Class 1A
   6.000% due 05/25/34                                    218             220
   Series 2004-21X Class 1A3
   4.440% due 12/25/34                                  1,105           1,088
Thornburg Mortgage Securities Trust (E)
   Series 2004-2 Class A2
   3.610% due 06/25/44                                     84              84
Vendee Mortgage Trust
   Series 2000-1 Class 2G
   7.250% due 06/15/09                                     16              16
Wachovia Bank Commercial Mortgage Trust
   Series 2005-C16 Class A2
   4.380% due 10/15/41                                  1,095           1,081
   Series 2005-C18 Class A2
   4.657% due 04/15/42                                    295             294
Washington Mutual
   Series 2005-AR1 Class A1B1
   3.800% due 08/25/45                                    425             425
   Series 2003-AR4 Class A7 (E)
   3.950% due 05/25/33                                     55              54
   Series 2003-AR9 Class 1A7 (E)
   4.059% due 09/25/33                                    221             218
   Series 2004-AR1 Class A2C (E)
   3.635% due 07/25/44                                    112             112
   Series 2004-CB3 Class 4A
   6.000% due 10/25/19                                    298             305
   Series 2004-AR1 Class A3 (E)
   3.635% due 10/25/44                                    296             299
   Series 2005-AR6 Class B3 (E)
   3.975% due 04/25/45                                    425             425
   Series 2005-AR3 Class A1
   4.656% due 03/25/35                                    298             296
   Series 2004-CB3 Class 1A
   6.000% due 10/25/34                                    115             117
Wells Fargo Mortgage Backed Securities Trust
   Series 2004-I Class 1A1
   3.385% due 07/25/34                                    403             406
   Series 2004-DD Class 2A3 (E)
   4.535% due 01/25/35                                    280             278
   Series 2004-DD Class 2A6 (E)
   4.535% due 01/25/35                                    445             437
   Series 2004-T Class A1 (E)
   3.455% due 09/25/34                                    268             266
                                                                 ------------
                                                                      208,515
                                                                 ------------

Municipal Bonds - 1.1%
Badger TOB Asset Securitization Corp. Revenue
   Bonds, weekly demand
   6.375% due 06/01/32                                    800             864
California State University Revenue Bonds,
   weekly demand (u)
   5.000% due 11/01/30                                    140             148
City of Colorado Springs Colorado Revenue Bonds,
   weekly demand
   5.000% due 11/15/33                                    200             210
City of Forsyth Montana Revenue Bonds, annual
   demand (E)
   5.200% due 05/01/33                                     70              73
City of New York New York General Obligation
   Unlimited, weekly demand
   5.000% due 03/01/30                                    100             104
Colorado Department of Transportation Revenue
   Bonds (u)
   5.000% due 12/15/13                                    480             528
Golden State Tobacco Securitization Corp.
   Revenue Bonds, weekly demand
   5.625%-6.250%
   due 06/01/33-06/01/38                                  575             641
Massachusetts School Building Authority Revenue
   Bonds, weekly demand (u)
   5.000% due 08/15/30                                    305             323
New Jersey Economic Development Authority
   Revenue Bonds, weekly demand
   5.750% due 06/15/34                                    235             250
New York State Urban Development Corp. Revenue
   Bonds, weekly demand (u)
   5.250% due 03/15/34                                    180             193
Sales Tax Asset Receivables Corp. Revenue Bonds,
   weekly demand (u)
   5.250% due 10/15/27                                    215             235

 76  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
State of California General Obligation Unlimited
   5.250% due 07/01/13                                    190             210
State of California General Obligation
   Unlimited, weekly demand
   5.000% due 02/01/33                                    100             104
State of Illinois General Obligation Unlimited
   5.100% due 06/01/33                                    150             150
State of Oregon General Obligation Unlimited
   5.892% due 06/01/27                                    175             196
State of Texas General Obligation Unlimited,
   weekly demand
   4.750% due 04/01/35                                    250             255
University of Illinois Revenue Bonds, weekly
   demand (u)
   5.000% due 04/01/29                                  1,500           1,581
West Virginia Economic Development Authority
   Revenue Bonds
   5.370% due 07/01/20 (u)                                 65              67
   6.070% due 07/01/26                                    200             216
                                                                 ------------
                                                                        6,348
                                                                 ------------

Non-US Bonds - 1.7%
Canada Housing Trust No. 1
   3.750% due 03/15/10                           CAD      554             457
Canadian Government Bond
   3.000%-5.750%
   due 06/01/33-12/01/36                         CAD      204             207
Deutsche Bundesrepublik
   5.000%-5.625%
   due 07/04/11-01/04/31                         EUR    1,257           1,870
France Government Bond OAT
   4.000%-5.750%
   due 10/25/32-04/25/55                         EUR      800           1,182
General Motors Corp.
   7.250% due 07/03/13                           EUR      100             113
KBC Bank Funding Trust I
   6.875% due 06/30/49                           EUR      600             826
Norway Government Bond
   5.000% due 05/15/15                           NOK    6,063           1,039
Poland Government Bond
   6.000% due 05/24/09                           PLN      577             178
Russia Paris Club Participant (p)
   2.025% due 08/20/20                           JPY   30,207             262
Spain Government Bond
   4.200%-5.750%
   due 07/30/32-01/31/37                         EUR      300             454
Sweden Government Bond
   4.500%-5.000%
   due 08/12/15-12/01/20                         SEK    3,445             518
United Kingdom Gilt
   5.750%-8.000%
   due 12/07/09-06/07/21                         GBP    1,365           2,763
                                                                 ------------
                                                                        9,869
                                                                 ------------

Registered Investment Company Funds - 0.0%
Pacific Investment Management Co. Series High
   Yield Portfolio Institutional                        6,289              53
                                                                 ------------

United States Government Agencies - 1.3%
Fannie Mae
   3.875%-5.000%
   due 02/15/10-04/15/15 (N)                            1,710           1,692
   3.319% due 09/22/06 (E)                                600             600
   Principal Only STRIP
   Zero coupon due 10/09/19                               335             160
   5.250% due 08/01/12                                    250             257
Financing Corp.
   Principal Only STRIP
   Zero coupon
   due 04/05/19-09/26/19                                1,265             646
   Zero coupon
   due 05/11/16-11/02/18                                4,030           2,248
Freddie Mac
   2.750%-4.000%
   due 03/15/08-12/15/09 (N)                            1,360           1,335
   5.125% due 11/07/13                                    530             531
                                                                 ------------
                                                                        7,469
                                                                 ------------

United States Government Treasuries - 21.5%
United States Treasury Bonds
   Principal Only STRIP (N)
   Zero coupon
   due 02/15/25-02/15/27                                4,900           1,914
United States Treasury Inflation Indexed Bonds
   0.875%-3.625%
   due 04/15/10-04/15/28 (N)                            5,911           6,226
   1.875%-3.375%
   due 01/15/07-07/15/15                                  982           1,008

                                                       Fixed Income III Fund  77

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United States Treasury Notes (N)
   3.000%-8.750%
   due 11/15/06-08/15/29                              105,183         111,538
   5.375% due 02/15/31 (sec.)                           1,745           1,983
                                                                 ------------
                                                                      122,669
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $503,292)                                                       507,546
                                                                 ------------

PREFERRED STOCKS - 0.2%

Financial Services - 0.1%
DG Funding Trust (p)                                       59             635

Other Energy - 0.1%
Nexen, Inc.                                             4,055             105
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $724)                                                               740
                                                                 ------------

WARRANTS & RIGHTS - 0.0%

Consumer Discretionary - 0.0%
Travelcenters of America, Inc.
   2009 Warrants (AE)                                      20              --
                                                                 ------------

Materials and Processing - 0.0%
Solutia, Inc.
   2009 Warrants (p)(AE)                                  450              --
                                                                 ------------

Miscellaneous - 0.0%
Mexico Government International Bond Value
   Recovery Rights (AE)
   Series E                                         1,300,000              32
   Series D                                         1,996,000              51
                                                                 ------------
                                                                           83
                                                                 ------------

Utilities - 0.0%
GT Group Telecom, Inc.
   2010 Warrants (p)(AE)                                  450              --
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $83)                                                                 83
                                                                 ------------

SHORT-TERM INVESTMENTS - 28.8%
Ares Leveraged Investment Fund, LP (E)(p)
   7.914% due 10/31/05                                    280             280
Barclays US Funding, LLC (c)(z)
   3.085%-3.240%
   due 08/18/05-08/31/05                                4,300           4,290
Brazilian Government International Bond (E)
   4.250% due 04/15/06                                    152             152
Capital Auto Receivables Asset Trust (E)(p)
   Series 2005-1 Class A1
   3.398% due 06/15/06                                     62              62
Danske Corp. Discount Note (z)
   3.180% due 08/24/05 (c)                                200             200
   3.460% due 10/11/05                                  4,600           4,558
Dexia Delaware (c)(z)
   3.220% due 09/19/05                                    700             697
DNB Nor Bank ASA (z)
   3.530%-3.590%
   due 11/07/05-11/18/05                                4,700           4,643
   3.240% due 09/23/05 (c)                                300             299
Duke Capital Corp.
   4.302% due 05/18/06                                     95              95
Fannie Mae Discount Notes (z)
   3.106% due 08/17/05 (c)                              4,200           4,194
   3.160% due 08/31/05 (N)(c)                           1,300           1,290
   3.373% due 10/05/05                                    200             199
Federal Home Loan Bank Discount Notes (N)(c)(z)
   3.225% due 09/09/05                                  2,600           2,579
Federal National Mortgage Association Discount
   Notes (N)(z)
   3.228% due 10/19/05                                    700             694
Ford Motor Credit Co.
   6.875%-7.600%
   due 08/01/05-02/01/06                                  500             503
France Telecom SA
   7.200% due 03/01/06                                    750             763
Frank Russell Investment Company Money Market
   Fund                                            89,383,000          89,383
Freddie Mac Discount Note (z)
   3.390% due 10/11/05 (c)                              4,600           4,560
   3.360% due 11/29/05                                  1,600           1,573
Freddie Mac Discount Notes (z)
   3.310%-3.590%
   due 11/01/05-12/12/05                                3,300           3,252
General Electric Capital Corp. Discount Notes
   (z)
   3.270% due 09/07/05 (c)                              2,500           2,492
   3.550% due 10/20/05                                  1,100           1,090
General Motors Acceptance Corp. (E)
   4.529% due 04/13/06                                  1,100           1,098

 78  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

GTE Hawaiian Telephone Co.
   Series A
   7.000% due 02/01/06                                    195             196
HBOS Treasury Services, PLC (z)
   3.195%-3.280%
   due 08/24/05-09/22/05 (c)                              500             498
   3.455% due 10/05/05                                  2,300           2,280
ING US Funding, LLC
   3.110% due 08/05/05 (c)(z)                             300             300
Midland Funding II
   Series B
   13.250% due 07/23/06                                   220             235
Niagara Mohawk Power Corp.
   Series F
   7.625% due 10/01/05                                    435             437
Nisource Finance Corp.
   7.625% due 11/15/05                                     95              96
Nordea North America, Inc. (z)
   3.205%-3.300%
   due 08/26/05-09/06/05 (c)                            3,400           3,389
   3.520% due 10/21/05                                  1,600           1,585
Power Contract Financing LLC (p)
   5.200% due 02/01/06                                    154             155
Rabobank USA Financial Corp. (z)
   3.105%-3.270%
   due 08/02/05-08/09/05 (c)                            1,600           1,599
   3.620% due 11/28/05                                  3,400           3,357
RC Trust 1 Equity Preferred
   3.500% due 05/15/06                                    420             214
Royal Bank of Scotland (z)
   3.230% due 09/01/05 (c)                              2,500           2,493
   3.445%-3.455%
   due 10/04/05-10/06/05                                1,400           1,388
Smurfit Capital Funding PLC
   6.750% due 11/20/05                                    360             360
Swedbank Forenings (z)
   3.180% due 08/18/05 (c)                                300             300
   3.450% due 10/06/05                                  4,400           4,361
TXU Corp.
   Series J
   6.375% due 06/15/06                                     40              41
UBS Financial Del, LLC (z)
   3.230%-3.280%
   due 08/01/05-09/26/05 (c)                            3,300           3,288
   3.635% due 11/28/05                                  1,700           1,679
United States Treasury Bills (sec.)
   2.947% due 09/15/05 (c)(z)                              75              75
   2.988% due 09/15/05 (c)(z)                              75              75
   4.728% due 01/12/06                                    200             197
United States Treasury Notes (N)
   4.625%-7.000%
   due 05/15/06-07/15/06                                1,990           2,006
Westpac Capital Corp.
   3.330% due 10/20/05 (z)                              4,400           4,343
Westpac Trust Securities, Ltd. (z)
   3.330% due 10/03/05                                    500             495
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $164,523)                                                       164,388
                                                                 ------------

OTHER SECURITIES - 25.2%
Frank Russell Investment Company Money Market
   Fund (X)                                        50,136,013          50,136
State Street Securities Lending Quality Trust
   (X)                                             93,504,030          93,504
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $143,640)                                                       143,640
                                                                 ------------

TOTAL INVESTMENTS - 143.2%
(identified cost $812,262)                                            816,397

OTHER ASSETS AND LIABILITIES,
NET - (43.2%)                                                        (246,164)
                                                                 ------------

NET ASSETS - 100.0%                                                   570,233
                                                                 ============


               A portion of the portfolio has been fair valued as of period end.

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  79

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
10 Year Japan Government Bond Futures
   expiration date 09/05 (1)                                1,245                 (3)

Eurodollar Futures
   expiration date 09/05 (13)                               3,121                (17)
   expiration date 12/05 (39)                               9,334                (45)
   expiration date 03/06 (112)                             26,776                (84)
   expiration date 06/06 (17)                               4,062                (14)
   expiration date 09/06 (2)                                  478                 (1)

Germany, Federal Republic 5 Year Bonds
   expiration date 09/05 (7)                                  975                  3

United States Treasury Bonds
   expiration date 09/05 (61)                               7,034               (186)

United States Treasury 2 Year Notes
   expiration date 09/05 (90)                              18,584                (97)

United States Treasury 5 Year Notes
   expiration date 09/05 (21)                               2,251                (33)

United States Treasury 10 Year Notes
   expiration date 09/05 (68)                               7,547               (138)

Short Positions
Germany, Federal Republic 10 Year Bonds
   expiration date 09/05 (1)                                  148                 --

United States Treasury 2 Year Notes
   expiration date 09/05 (50)                              10,324                 82

United States Treasury 5 Year Notes
   expiration date 09/05 (178)                             19,082                298

United States Treasury 10 Year Notes
   expiration date 09/05 (28)                               3,108                 48
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                       (187)
                                                                     ===============

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
United States Treasury Bonds
   Aug 2005 121.00 Call (14)                                1,694                 --
   Aug 2005 115.00 Put (14)                                 1,610                (13)

                                                     NOTIONAL            MARKET
OPTIONS WRITTEN                                       AMOUNT              VALUE
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------

United States Treasury Notes
10 Year Futures
   Aug 2005 115.00 Call (25)                                2,875                 --
   Aug 2005 116.00 Call (47)                                5,452                 (1)
   Aug 2005 110.00 Put (39)                                 4,290                (11)
   Nov 2005 108.00 Put (7)                                    756                 (4)
                                                                     ---------------

Total Liability for Options Written (premiums
   received $56)                                                                 (29)
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 80  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD             106      BRL           300    09/08/05                 18
USD             100      BRL           285    09/09/05                 18
USD              84      EUR            69    08/15/05                 --
USD               5      EUR             4    08/19/05                 --
USD             567      EUR           467    08/19/05                 --
USD             775      EUR           610    08/19/05                (35)
USD             804      EUR           666    08/25/05                  4
USD              54      JPY         6,000    08/12/05                 --
USD             154      JPY        17,000    08/12/05                 (3)
USD             181      JPY        20,000    08/12/05                 (3)
USD           1,952      JPY       217,840    08/12/05                (11)
USD              10      JPY         1,099    08/19/05                 --
USD             915      JPY       100,000    10/03/05                (20)
BRL              51      USD            20    09/08/05                 (1)
BRL              82      USD            32    09/08/05                 (2)
BRL              83      USD            31    09/08/05                 (3)
BRL              84      USD            32    09/08/05                 (3)
BRL              40      USD            15    09/09/05                 (1)
BRL              75      USD            29    09/09/05                 (1)
BRL              85      USD            33    09/09/05                 (2)
BRL              86      USD            33    09/09/05                 (3)
CAD             238      USD           197    08/30/05                  3
EUR              98      USD           118    08/19/05                 (1)
EUR             457      USD           551    08/19/05                 (3)
EUR           3,987      USD         4,850    08/25/05                 10
EUR             709      USD           861    10/03/05                 (1)
EUR              88      USD           107    10/26/05                 --
GBP              26      USD            45    08/19/05                 --
GBP             277      USD           505    08/19/05                 19
GBP             298      USD           545    08/19/05                 21
JPY           1,099      USD            10    08/19/05                 --
NOK             262      USD            41    08/19/05                  1
NOK             297      USD            45    08/19/05                 (1)
NOK           6,256      USD           982    08/19/05                 17
SEK           2,024      USD           258    08/19/05                 (3)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                  14
                                                           ==============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Fixed Income III Fund  81

FRANK RUSSELL INVESTMENT COMPANY
FIXED INCOME III FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

INDEX SWAP CONTRACTS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                                                    NOTIONAL                                                 APPRECIATION
        FUND RECEIVES                COUNTER         AMOUNT            FUND PAYS           TERMINATION      (DEPRECIATION)
     UNDERLYING SECURITY              PARTY             $            FLOATING RATE             DATE               $
------------------------------   ----------------   ---------   -----------------------   --------------   ----------------
Lehman Brothers CMBS Index -
   AAA                           Goldman Sachs          1,630   1 Month USD LIBOR            08/01/05                   (20)
                                                                                                           ----------------

Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts                                               (20)
                                                                                                           ================

INTEREST RATE SWAP CONTRACTS
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MARKET
        COUNTER               NOTIONAL                                                      TERMINATION           VALUE
         PARTY                 AMOUNT           FUND RECEIVES           FUND PAYS               DATE                $
-----------------------   -----------------   ------------------   --------------------   ----------------   ----------------
                                                                   Three Month USD
Bank of America              CAD        100   6.000%               LIBOR                      12/16/19                      1
Barclays                     EUR        100   6.000%               Six Month USD LIBOR        03/15/32                     14
Barclays                    GBP         100   5.000%               Six Month USD LIBOR        03/15/32                     (6)
                                                                   Three Month USD
Barclays                    USD       5,600   4.000%               LIBOR                      12/15/10                   (147)
JP Morgan                    EUR        500   6.000%               Six Month USD LIBOR        06/18/34                    101
Merrill                      EUR        200   6.000%               Six Month USD LIBOR        06/18/34                     40
                                                                   Three Month USD
Morgan Stanley              USD         700   4.000%               LIBOR                      12/15/10                    (18)
UBS                         JPY     125,000   2.000%               Six Month USD LIBOR        06/15/12                    (81)
                                                                                                             ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($125)                                 (96)
                                                                                                             ================

See accompanying notes which are an integral part of the schedules of investments.

 82  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 86.2%

Argentina - 0.1%
Acindar Industria Argentina de Aceros SA              155,000             299
Central Costanera SA Class T (AE)                     233,100             292
IRSA Inversiones y Representaciones SA (AE)                 6              --
IRSA Inversiones y Representaciones SA - GDR
   (AE)                                                15,500             190
                                                                 ------------
                                                                          781
                                                                 ------------

Austria - 0.0%
Raiffeisen International Bank Holding AG (AE)           5,700             322
                                                                 ------------

Brazil - 7.5%
All America Latina Logistica SA                        51,889           1,795
Banco do Brasil SA                                     36,400             478
Brasil Telecom Participacoes SA - ADR                  45,900           1,596
Braskem SA - ADR                                       84,042           1,597
Cia de Bebidas das Americas - ADR                      55,920           1,681
Cia de Concessoes Rodoviarias                          12,100             272
Cia de Saneamento Basico do Estado de Sao Paulo    27,260,000           1,669
Cia Energetica de Minas Gerais - ADR                   84,600           2,746
Cia Siderurgica Nacional SA                           155,733           2,926
Cia Vale do Rio Doce                                   63,100           2,077
Cia Vale do Rio Doce - ADR                             54,500           1,775
Cia Vale do Rio Doce - SP ADR                         168,600           4,696
EDP - Energias do Brasil SA (AE)                       42,500             390
Gerdau SA - ADR                                       246,600           2,562
Gol Linhas Aereas Inteligentes SA - ADR (N)            78,600           2,334
Natura Cosmeticos SA                                  134,063           4,498
Petroleo Brasileiro SA                                 70,039           3,680
Petroleo Brasileiro SA - ADR                          261,344          13,052
Souza Cruz SA                                          13,200             155
Tele Centro Oeste Celular Participacoes SA (AE)         1,053               9
Tele Centro Oeste Celular Participacoes SA - ADR
   (N)                                                 58,600             580
Tele Norte Leste Participacoes SA                      51,606           1,099
Tele Norte Leste Participacoes SA - ADR               271,600           4,256
Uniao de Bancos Brasileiros SA                        390,708           2,868
Unibanco - Uniao de Bancos Brasileiros SA - GDR        67,500           2,483
                                                                 ------------
                                                                       61,274
                                                                 ------------

Chile - 0.2%
Banco de Credito e Inversiones                          2,900              68
Coca-Cola Embonor SA - ADR (AE)                       107,000             915
Embotelladora Andina SA Class B (N)                    54,400             871
                                                                 ------------
                                                                        1,854
                                                                 ------------

China - 3.0%
Bank of Communications Co., Ltd. Class H (AE)       8,427,534           3,280
China Petroleum & Chemical Corp. Class A            8,529,254           3,703
China Shenhua Energy Co., Ltd. (AE)                 3,074,500           3,263
China Telecom Corp., Ltd.                           1,648,000             636
Huadian Power International Co. Class H             2,886,000             835
Jiangsu Express Class H                             1,579,400             833
Jiangxi Copper Co., Ltd. Class H                      280,000             141
Maanshan Iron & Steel Class H                         910,000             307
PetroChina Co., Ltd.                                6,054,176           5,413
Ping An Insurance Group Co. of China, Ltd. Class
   H                                                1,044,500           1,747
Semiconductor Manufacturing International Corp.
   (AE)                                             2,698,400             573
Shanghai Forte Land Co. Class H                     1,232,000             357
Sinopec Shanghai Petrochemical Co., Ltd. Class H    2,689,000             960
Sinopec Yizheng Chemical Fibre Co., Ltd. Class H      628,000             101
Sinotrans, Ltd. Class H                               805,000             249
Travelsky Technology, Ltd. Class H                    200,000             184
Yanzhou Coal Mining Co., Ltd. Class H                 984,000             797
Zijin Mining Group Co., Ltd. Class H                  580,000             123
ZTE Corp. Class H                                     260,800             748
                                                                 ------------
                                                                       24,250
                                                                 ------------

Colombia - 0.1%
BanColombia SA - ADR                                   42,900             828
Inversiones Nacionales de Chocolates SA                54,121             220
                                                                 ------------
                                                                        1,048
                                                                 ------------

Croatia - 0.2%
Pliva DD - GDR                                        100,700           1,259
                                                                 ------------

                                                       Emerging Markets Fund  83

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Czech Republic - 0.1%
Komercni Banka AS                                       5,494             727
                                                                 ------------

Ecuador - 0.3%
Holcim Ecuador SA - GDR (p)                            10,500             326
Holcim Ecuador SA - GDR                                72,000           2,304
                                                                 ------------
                                                                        2,630
                                                                 ------------

Egypt - 2.0%
Commercial International Bank                         192,393           1,599
Commercial International Bank - GDR                    15,600             128
Egyptian Co. for Mobile Services                      134,602           4,032
Orascom Construction Industries                       253,228           7,520
Orascom Telecom Holding SAE                            16,570           1,644
Vodafone Egypt Telecommunications SAE                 107,395           1,674
                                                                 ------------
                                                                       16,597
                                                                 ------------

Hong Kong - 2.5%
Beijing Enterprises Holdings, Ltd.                     44,000              60
Brilliance China Automotive Holdings, Ltd.            770,000             140
China Insurance International Holdings Co., Ltd.
   (AE)                                             1,350,000             465
China Merchants Holdings International Co., Ltd.      622,000           1,264
China Mobile Hong Kong, Ltd.                        1,355,000           5,438
China Mobile Hong Kong, Ltd. - ADR (N)                 29,200             589
China Netcom Group Corp. Hong Kong, Ltd.              969,000           1,477
China Overseas Land & Investment, Ltd.              7,768,800           1,799
China Resources Enterprise                            206,000             341
China Resources Power Holdings Co.                  2,444,000           1,391
China Unicom, Ltd.                                    724,000             643
Citic Pacific, Ltd.                                   416,000           1,223
CNOOC, Ltd.                                         2,298,500           1,567
COSCO Pacific, Ltd.                                   746,000           1,473
Kingboard Chemical Holdings, Ltd.                     126,000             359
Luen Thai Holdings, Ltd.                              924,000             285
Panva Gas Holdings, Ltd. (AE)                          32,000              13
Shanghai Industrial Holdings, Ltd.                     59,000             125
Silver Grant International                            842,000             265
Techtronic Industries Co.                             570,500           1,413
Tom Group, Ltd. (AE)                                2,150,000             415
                                                                 ------------
                                                                       20,745
                                                                 ------------

Hungary - 2.5%
Magyar Telekom Rt                                     534,545           2,381
Mol Magyar Olaj- es Gazipari Rt.                       73,871           7,405
Mol Magyar Olaj- es Gazipari Rt. - GDR                 32,200           3,252
OTP Bank Rt.                                          206,251           7,759
                                                                 ------------
                                                                       20,797
                                                                 ------------

India - 5.0%
Allahabad Bank                                        243,535             527
Andhra Bank                                           429,000           1,084
Arvind Mills, Ltd. (AE)                               250,100             741
Ballarpur Industries, Ltd.                            115,100             300
Bank of Baroda                                        220,000           1,302
Bank of India                                         444,000           1,440
Bharti Televentures (AE)                              193,000           1,258
Chennai Petroleum Corp., Ltd.                         118,660             514
GAIL India, Ltd. - GDR                                 54,700           1,704
Genesis Indian Investment Co. (AE)                    665,719          17,488
I-Flex Solutions, Ltd.                                 39,500             775
Infosys Technologies, Ltd.                             27,000           1,410
ITC, Ltd.                                              25,350             981
Larsen & Toubro, Ltd.                                  25,397             743
National Thermal Power Corp., Ltd.                    543,300           1,174
Oriental Bank of Commerce                             111,000             707
Petronet LNG, Ltd. (AE)                               804,000             905
PTC India, Ltd. (AE)                                  276,519             302
Reliance Industries, Ltd. (AE)                         76,803           1,243
State Bank of India, Ltd. - GDR                        72,210           3,379
Union Bank of India, Ltd.                             118,000             364
Videsh Sanchar Nigam, Ltd.                             22,600             217
Videsh Sanchar Nigam, Ltd. - ADR                      118,000           2,313
                                                                 ------------
                                                                       40,871
                                                                 ------------

Indonesia - 3.6%
Aneka Tambang Tbk PT                                4,667,646           1,154
Astra Agro Lestari Tbk PT                             244,789             103
Astra International Tbk PT                          3,553,777           4,784
Bank Central Asia Tbk PT                            5,909,181           2,200
Bank Danamon Indonesia Tbk PT                       1,754,700           1,002
Bank Mandiri Persero Tbk PT                        34,314,003           5,635
Bank Rakyat Indonesia                              19,046,472           6,216
Bumi Resources Tbk PT (AE)                         11,399,809             965
Indonesian Satellite Corp. Tbk PT                   1,273,500             753
Ramayana Lestari Sentosa Tbk PT                     6,547,500             581
Telekomunikasi Indonesia Tbk PT                    10,286,500           5,823
                                                                 ------------
                                                                       29,216
                                                                 ------------

 84  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Israel - 1.7%
Bank Hapoalim, Ltd.                                 1,163,900           3,916
Bank Leumi Le-Israel                                1,511,202           4,258
Check Point Software Technologies (AE)                 80,800           1,820
Israel Chemicals, Ltd.                                 98,129             357
Makhteshim-Agan Industries, Ltd.                       89,100             508
Teva Pharmaceutical Industries, Ltd. - ADR             88,000           2,763
                                                                 ------------
                                                                       13,622
                                                                 ------------

Luxembourg - 0.4%
Quilmes Industrial SA Class A                         235,000             352
Quilmes Industrial SA - ADR (N)                         8,627             266
Tenaris SA - ADR                                       31,913           2,996
                                                                 ------------
                                                                        3,614
                                                                 ------------

Malaysia - 1.6%
Astro All Asia Networks PLC (AE)                      890,700           1,366
British American Tobacco Malaysia BHD                  33,400             356
CIMB BHD                                              599,100           1,006
Hong Leong Bank BHD                                   371,800             550
IJM Corp. BHD                                         357,200             476
IOI Corp. BHD                                         423,900           1,243
Magnum Corp. BHD                                    2,164,800           1,229
Malakoff BHD                                        1,118,000           2,325
Malayan Banking BHD                                   381,600           1,160
Malaysia International Shipping Corp. BHD             146,700             724
MK Land Holdings BHD                                1,015,200             282
OYL Industries BHD                                    122,200           1,165
Proton Holdings BHD                                    24,000              59
TAN Chong Motor Holdings BHD                          908,000             419
Tenaga Nasional BHD                                   195,000             577
                                                                 ------------
                                                                       12,937
                                                                 ------------

Mexico - 6.3%
Alfa SA de CV Class A                                 427,900           2,587
America Movil SA de CV - ADR
   Series L                                           383,400           8,535
Cemex SA de CV                                      2,434,454          11,465
Cemex SA de CV - ADR                                   29,164           1,375
Fomento Economico Mexicano SA de CV - ADR              79,524           5,169
Grupo Aeroportuario del Sureste SA de CV - ADR         17,600             605
Grupo Financiero Banorte SA de CV Class O             651,307           5,471
Grupo Mexico SA de CV                               1,582,686           2,711
Grupo Modelo SA                                       496,900           1,639
Grupo Televisa SA - ADR                                22,673           1,496
Kimberly-Clark de Mexico SA de CV Class A              89,500             324
Organizacion Soriana SA de CV Class B (AE)            207,000             831
Telefonos de Mexico SA de CV - ADR                    215,200           4,147
Urbi Desarrollos Urbanos SA de CV (AE)                176,300           1,100
Wal-Mart de Mexico SA de CV                           806,659           3,609
                                                                 ------------
                                                                       51,064
                                                                 ------------

Pakistan - 1.0%
Engro Chemical Pakistan, Ltd.                       1,047,300           2,036
Fauji Fertilizer Co., Ltd.                          1,237,409           2,778
ICI Pakistan, Ltd.                                    265,200             347
Pakistan Telecommunication Co., Ltd.                2,675,423           2,709
                                                                 ------------
                                                                        7,870
                                                                 ------------

Philippines - 0.4%
Globe Telecom, Inc.                                    35,400             530
Philippine Long Distance Telephone                     86,000           2,491
                                                                 ------------
                                                                        3,021
                                                                 ------------

Russia - 3.1%
LUKOIL - ADR                                          453,070          18,734
MMC Norilsk Nickel - ADR                                  891              61
Mobile Telesystems - ADR                              108,700           3,855
NovaTek OAO - GDR (AE)(p)                              13,400             275
Pyaterochka Holding NV - GDR (AE)                      86,600           1,393
RBC Information Systems (AE)                           58,300             292
Sberbank RF                                               990             747
Tatneft - ADR (N)                                       4,300             173
                                                                 ------------
                                                                       25,530
                                                                 ------------

South Africa - 9.8%
ABSA Group, Ltd.                                      226,475           3,154
Aeci, Ltd.                                            154,900           1,132
African Bank Investments, Ltd.                        288,600             877
Alexander Forbes, Ltd.                                300,000             648
AngloGold Ashanti, Ltd.                                15,500             535
AngloGold Ashanti, Ltd. - ADR                          32,434           1,115
Aveng, Ltd.                                           424,706             859
AVI, Ltd.                                             263,900             586
Barloworld, Ltd.                                      228,960           3,457
Bidvest Group, Ltd.                                    62,437             790
Consol, Ltd. (AE)                                     460,900             876

                                                       Emerging Markets Fund  85

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Edgars Consolidated Stores, Ltd.                      868,850           4,216
FirstRand, Ltd.                                     1,589,265           3,832
Foschini, Ltd.                                        119,945             794
Imperial Holdings, Ltd. (AE)                          184,276           3,243
Investec, Ltd.                                         28,900             919
JD Group, Ltd.                                        222,741           2,497
Liberty Group, Ltd.                                    22,671             216
Massmart Holdings, Ltd.                                91,300             683
Mittal Steel South Africa, Ltd.                        87,986             731
MTN Group, Ltd.                                     1,293,200           9,142
Murray & Roberts Holdings, Ltd.                       455,000           1,024
Nampak, Ltd.                                          142,996             331
Naspers, Ltd. Class N                                 361,608           5,284
Network Healthcare Holdings, Ltd.                   1,165,000           1,111
Pick'n Pay Stores, Ltd.                               148,900             601
Reunert, Ltd.                                          35,300             213
Sanlam, Ltd.                                        2,683,057           5,041
Sasol, Ltd.                                           195,300           5,831
Standard Bank Group, Ltd.                           1,213,482          13,051
Sun International, Ltd.                                78,100             879
Telkom SA, Ltd.                                       155,179           2,967
Truworths International, Ltd.                         702,900           2,010
VenFin, Ltd.                                          291,200           1,360
                                                                 ------------
                                                                       80,005
                                                                 ------------

South Korea - 16.6%
Amorepacific Corp.                                      6,670           1,829
Cheil Communications, Inc.                              3,320             647
Daelim Industrial Co.                                  43,790           2,687
Daewoo Engineering & Construction Co., Ltd.             4,190              37
Daewoo Shipbuilding & Marine Engineering Co.,
   Ltd.                                                22,180             419
Dongkuk Steel Mill Co., Ltd.                           19,810             313
GS Engineering & Construction Corp.                     6,690             254
Hanjin Shipping Co., Ltd.                              64,500           1,668
Hankook Tire Co., Ltd.                                190,597           2,376
Hanwha Chem Corp.                                     167,070           2,026
Hite Brewery Co., Ltd.                                  8,440             867
Honam Petrochemical Corp.                               6,000             266
Hynix Semiconductor, Inc. (AE)                         44,250           1,030
Hyundai Department Store Co., Ltd.                      5,340             283
Hyundai Development Co.                                33,500             917
Hyundai Heavy Industries                                8,920             501
Hyundai Mipo Dockyard                                  31,050           1,933
Hyundai Mobis                                          67,900           4,960
Hyundai Motor Co.                                      63,660           4,409
Hyundai Motor Co. - GDR (p)                            13,900             474
Industrial Bank of Korea                              228,000           2,498
INI Steel Co.                                         120,920           2,061
KCC Corp.                                               8,088           1,473
Kookmin Bank                                          268,296          14,242
Kookmin Bank - ADR (N)                                  4,200             221
Korea Electric Power Corp.                            200,930           6,987
Korea Electric Power Corp. - ADR                       78,860           1,378
Korean Air Lines Co., Ltd.                             29,010             557
KT Corp.                                               54,000           2,298
KT Freetel Co., Ltd.                                   35,700             946
KT&G Corp.                                             74,200           2,985
KT&G Corp. - GDR (p)                                   53,100           1,067
LG Chem, Ltd.                                          37,050           1,371
LG Electronics, Inc.                                    6,890             447
LG Petrochemical Co., Ltd.                              7,520             194
LG.Philips LCD Co., Ltd. (AE)                           6,660             308
LG.Philips LCD Co., Ltd. - ADR (AE)                    26,200             603
Lotte Chilsung Beverage Co., Ltd.                       1,000             916
Ncsoft Corp. (AE)                                       9,054             676
Poongsan Corp.                                         51,080             624
POSCO                                                  70,668          14,110
POSCO - ADR                                            14,200             709
S-Oil Corp.                                            43,190           3,290
S1 Corp.                                               45,781           2,131
Samsung Electronics - GDR                               2,300             634
Samsung Electronics Co., Ltd.                          38,699          21,296
Samsung Electronics Co., Ltd. - GDR (p)                10,059           1,874
Samsung Fire & Marine Insurance Co., Ltd.              29,150           2,635
Samsung Securities Co., Ltd.                           74,480           2,336
Shinhan Financial Group Co., Ltd.                     281,960           8,555
Shinsegae Co., Ltd.                                     4,160           1,473
SK Corp.                                               33,710           1,661
SK Telecom Co., Ltd.                                   11,720           2,237
SK Telecom Co., Ltd. - ADR (N)                         14,700             316
Tae Young Corp.                                        11,339             436
Woori Finance Holdings Co., Ltd.                      130,740           1,611
                                                                 ------------
                                                                      135,052
                                                                 ------------

Taiwan - 9.3%
Acer, Inc.                                          1,475,000           2,805
Advantech Co., Ltd.                                   621,126           1,627
Asustek Computer, Inc.                              2,031,700           5,640
AU Optronics Corp. (AE)                             1,091,000           1,701
Basso Industry Corp.                                  255,816             597
Cathay Financial Holding Co., Ltd.                  2,759,000           5,507
China Steel Corp.                                   1,945,807           1,628

 86  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
China Steel Corp. - GDR                                62,591           1,058
Chinatrust Financial Holding Co.                    1,331,455           1,408
Chunghwa Telecom Co., Ltd. (AE)                       987,000           2,010
Chunghwa Telecom Co., Ltd. - ADR                      105,000           2,259
CMC Magnetics Corp. (AE)                            6,286,000           2,639
Compal Electronics, Inc.                            4,597,205           4,221
Compal Electronics, Inc. - GDR (N)                     32,460             152
E.Sun Financial Holding Co., Ltd.                   1,433,000           1,167
Far Eastern Department Stores Co., Ltd.               435,000             285
Far Eastern Textile Co., Ltd.                       1,052,442             852
Far EasTone Telecommunications Co., Ltd.              935,000           1,148
Far EasTone Telecommunications Co., Ltd. - GDR
   (p)                                                 11,000             203
Faraday Technology Corp.                              297,185             513
Formosa Petrochemical Corp.                           287,292             523
Foxconn Technology Co., Ltd. (AE)                     134,000             624
Gigabyte Technology Co., Ltd.                       1,036,875           1,202
HON HAI Precision Industry                          1,737,963           9,748
Lite-On Technology Corp. (AE)                          95,000             112
MediaTek, Inc.                                         78,000             822
Phoenixtec Power Co., Ltd.                            565,629             572
Polaris Securities Co., Ltd.                          637,000             324
Quanta Computer, Inc.                               1,411,801           2,597
Realtek Semiconductor Corp.                            51,000              62
Ritek Corp.                                         2,653,161             915
Synnex Technology International Corp. (AE)            104,000             150
Taishin Financial Holdings Co., Ltd.                  812,366             580
Taiwan Mobile Co., Ltd.                             2,581,520           2,548
Taiwan Semiconductor Manufacturing Co., Ltd.        7,677,748          12,798
Taiwan Semiconductor Manufacturing Co., Ltd. -
   ADR                                                192,764           1,656
Vanguard International Semiconductor Corp.          1,181,518           1,048
Via Technologies, Inc. (AE)                           570,693             447
Yageo Corp. (AE)                                       38,000              14
Yuanta Core Pacific Securities Co.                    520,622             381
Zyxel Communications Corp.                            412,000           1,029
                                                                 ------------
                                                                       75,572
                                                                 ------------

Thailand - 2.1%
Advanced Info Service PCL                             344,900             836
Airports of Thailand PCL                            1,072,600           1,165
Bangkok Bank PCL                                      428,800           1,024
Bank of Ayudhya PCL (AE)                            6,588,900           1,867
CP Seven Eleven PCL                                 2,052,000             278
Glow Energy PCL Class N                               712,900             363
Kasikornbank PCL                                      803,100           1,118
Kiatnakin Finance PCL                                 504,300             351
Land and Houses PCL                                 2,842,700             492
National Petrochemical PCL                            517,000           1,427
PTT Exploration & Production PCL                      388,400           3,954
PTT PCL                                               457,600           2,549
Ratchaburi Electricity Generating Holding PCL         522,100             523
Regional Container Lines PCL                          118,900              94
Siam City Bank PCL                                  1,761,400             994
Siam City Cement PCL                                   29,900             201
                                                                 ------------
                                                                       17,236
                                                                 ------------

Turkey - 4.1%
Akbank TAS                                            749,787           4,156
Akcansa Cimento AS                                     65,996             304
Anadolu Efes Biracilik Ve Malt Sanayii AS             127,130           2,876
Arcelik                                                87,000             531
Cimsa Cimento Sanayi ve Ticaret AS                    263,875           1,522
Denizbank AS (AE)                                     339,606           1,524
Dogan Yayin Holding (AE)                              307,114             862
Eregli Demir ve Celik Fabrikalari TAS                 583,121           2,881
Finansbank (AE)                                       302,500           1,323
Ford Otomotiv Sanayi AS                               320,400           2,368
Hurriyet Gazetecilik AS                               420,200           1,109
Is Gayrimenkul Yatirim Ortakligi AS                 1,931,821           3,205
Migros Turk TAS                                       219,555           1,739
Trakya Cam Sanayi AS                                  241,747             921
Tupras Turkiye Petrol Rafine                          269,407           3,942
Turkcell Iletisim Hizmet AS                           117,987             650
Turkcell Iletisim Hizmet AS - ADR                       8,902             123
Turkiye Garanti Bankasi AS (AE)                       431,900           1,192
Turkiye Is Bankasi                                    350,280           1,995
                                                                 ------------
                                                                       33,223
                                                                 ------------

United Kingdom - 2.6%
Anglo American PLC                                    278,113           7,012
Antofagasta PLC                                        35,936             846
Genesis Smaller Companies                             236,384           9,661
Old Mutual PLC                                      1,099,546           2,501
SABMiller PLC                                          54,300             950
                                                                 ------------
                                                                       20,970
                                                                 ------------

                                                       Emerging Markets Fund  87

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Venezuela - 0.0%
Siderurgica Venezolana Sivensa SACA (AE)            1,306,495              23
                                                                 ------------

Zambia - 0.1%
Delta Corp., Ltd. (B)                               1,113,646             453
OK Zimbabwe (B)                                     6,402,949              87
                                                                 ------------
                                                                          540
                                                                 ------------

TOTAL COMMON STOCKS
(cost $495,707)                                                       702,650
                                                                 ------------

PREFERRED STOCKS - 5.9%

Brazil - 5.2%
Aracruz Celulose SA                                    96,908             359
Banco Bradesco SA                                      84,483           2,942
Banco Itau Holding Financeira SA                       24,021           4,543
Braskem SA                                            258,400           2,471
Caemi Mineracao e Metalurgica SA                      794,000             856
Cia de Tecidos do Norte de Minas - Coteminas        5,276,440             394
Cia Energetica de Minas Gerais                     26,107,000             848
Cia Siderurgica de Tubarao                         53,800,000           3,136
Cia Vale do Rio Doce                                  179,500           5,040
Gerdau SA                                             166,550           1,739
Klabin SA                                             412,000             693
Perdigao SA                                             6,600             155
Petroleo Brasileiro SA                                235,843          10,779
Suzano Bahia Sul Papel e Celulose SA                  230,000             944
Tele Centro Oeste Celular Participacoes SA             56,932             560
Usinas Siderurgicas de Minas Gerais SA                263,600           4,728
Votorantim Celulose e Papel SA                        177,327           2,142
                                                                 ------------
                                                                       42,329
                                                                 ------------

Colombia - 0.0%
BanColombia SA                                          7,200              35
                                                                 ------------

South Korea - 0.7%
Hyundai Motor Co.                                      41,560           1,842
Samsung Electronics Co., Ltd.                          12,110           4,553
                                                                 ------------
                                                                        6,395
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $32,000)                                                         48,759
                                                                 ------------

WARRANTS & RIGHTS - 0.0%

Brazil - 0.0%
Electrobas Rights (AE)                                  1,435              --
                                                                 ------------

Malaysia - 0.0%
CIMB BHD Rights (AE)                                   66,567              32
IJM Corp. BHD Rights (AE)                              71,440              11
                                                                 ------------
                                                                           43
                                                                 ------------

TOTAL WARRANTS & RIGHTS
(cost $78)                                                                 43
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------

OPTIONS PURCHASED - 0.6%

Brazil - 0.0%
Bovespa Index Futures
   Aug 2005 26,010.00 (BRL) Call (95)                   3,109              54
   Aug 2005 25,580.00 (BRL) Call (110)                  3,540             122
   Aug 2005 24,540.00 (BRL) Call (40)                   1,235              96
                                                                 ------------
                                                                          272
                                                                 ------------

South Korea - 0.6%
Kospi 200 Index
   Sep 2005 106.38 (KRW) Call (206)                    10,672           4,692
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $3,037)                                                           4,964
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.1%

United States - 6.1%
Frank Russell Investment Company Money Market
   Fund                                            44,251,000          44,251
United States Treasury Bills (c)(z)(sec.)
   2.997% due 09/15/05                                    500             498
   3.005% due 09/15/05                                  4,800           4,782
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $49,531)                                                         49,531
                                                                 ------------

 88  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                    AMOUNT          VALUE
                                                      $               $
-----------------------------------------------------------------------------


OTHER SECURITIES - 1.5%
Frank Russell Investment Company Money Market
   Fund (X)                                         4,179,276           4,179
State Street Securities Lending Quality Trust
   (X)                                              7,794,381           7,794
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $11,973)                                                         11,973
                                                                 ------------

TOTAL INVESTMENTS - 100.3%
(identified cost $592,326)                                            817,920

OTHER ASSETS AND LIABILITIES
NET - (0.3%)                                                           (2,696)
                                                                 ------------

NET ASSETS - 100.0%                                                   815,224
                                                                 ============


FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------

Long Positions
Hang Seng Index (Hong Kong)
   expiration date 08/05 (76)                           7,275               39

JSE-40 Index (South Africa)
   expiration date 09/05 (415)                          8,689              554

MSCI Taiwan Index
   expiration date 08/05 (536)                         14,000             (125)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                  468
                                                                  ============



                                                   NOTIONAL         MARKET
OPTIONS WRITTEN                                     AMOUNT          VALUE
(Number of Contracts)                                 $               $
-----------------------------------------------------------------------------



Brazil
Bovespa Index Futures
   Aug 2005 26,010.00 (BRL) Put (95)                    3,109             (36)
   Aug 2005 25,580.00 (BRL) Put (110)                   3,540             (42)
   Aug 2005 24,540.00 (BRL) Put (40)                    1,235             (15)

South Korea
Kospi 200 Index Futures
   Sep 2005 106.38 (KRW) Put (206)                     10,672          (1,003)
                                                                 ------------

Total Liability for Options Written (premiums
   received $1,114)                                                    (1,096)
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  89

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
USD              12      BRL            30    08/01/05                 --
USD              26      BRL            63    08/01/05                  1
USD              11      BRL            27    08/02/05                 --
USD              44      BRL           107    08/02/05                 --
USD             922      BRL         2,400    09/21/05                 65
USD           1,214      BRL         3,000    09/21/05                 19
USD           2,898      BRL         7,500    09/21/05                185
USD           2,920      BRL         7,600    09/21/05                205
USD              23      HKD           176    08/01/05                 --
USD              40      HKD           312    08/02/05                 --
USD             966      KRW     1,000,000    09/21/05                  8
USD           3,778      KRW     3,800,000    09/21/05                (77)
USD           8,361      KRW     8,400,000    09/21/05               (178)
USD             273      MXN         2,894    08/01/05                 --
USD               3      MYR            13    08/01/05                 --
USD               1      MYR             4    08/10/05                 --
USD              35      THB         1,450    08/02/05                 --
USD             235      ZAR         1,560    08/01/05                  2
USD              27      ZAR           178    08/02/05                 --
USD             232      ZAR         1,538    08/02/05                  2
USD             338      ZAR         2,229    08/02/05                  2
USD             147      ZAR         1,000    09/21/05                  5
USD           3,376      ZAR        23,000    09/21/05                105
USD           4,875      ZAR        33,400    09/21/05                179
BRL             328      USD           134    08/01/05                 (3)
BRL             123      USD            51    08/02/05                 (1)
BRL             747      USD           310    08/02/05                 (3)
BRL           2,000      USD           822    09/21/05                 --
HKD             122      USD            16    08/01/05                 --
HKD             324      USD            42    08/01/05                 --
HKD             125      USD            16    08/02/05                 --
KRW       1,400,000      USD         1,392    09/21/05                 28
THB             923      USD            22    08/03/05                 --
ZAR             694      USD           105    08/03/05                 (1)
ZAR           1,604      USD           242    08/04/05                 (2)
ZAR           5,000      USD           744    09/21/05                (12)
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                 529
                                                           ==============

See accompanying notes which are an integral part of the schedules of investments.

 90  Emerging Markets Fund

FRANK RUSSELL INVESTMENT COMPANY
EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                     % OF           MARKET
                                                     NET            VALUE
INDUSTRY DIVERSIFICATION                            ASSETS            $
-----------------------------------------------------------------------------
Auto and Transportation                                   3.7          29,996
Consumer Discretionary                                    5.2          41,757
Consumer Staples                                          3.8          31,940
Financial Services                                       22.8         185,676
Health Care                                               0.6           5,133
Integrated Oils                                           9.1          74,571
Materials and Processing                                 16.8         138,951
Miscellaneous                                             1.9          16,232
Other Energy                                              2.6          20,751
Producer Durables                                         4.2          33,769
Technology                                                7.4          60,748
Utilities                                                14.0         111,928
Options Purchased                                         0.6           4,964
Short-Term Investments                                    6.1          49,531
Other Securities                                          1.5          11,973
                                                 ------------    ------------

Total Investments                                       100.3         817,920
Other Assets and Liabilities, Net                        (0.3)         (2,696)
                                                 ------------    ------------

Net Assets                                              100.0         815,224
                                                 ============    ============


                                                     % OF           MARKET
                                                     NET            VALUE
GEOGRAPHIC DIVERSIFICATION                          ASSETS            $
-----------------------------------------------------------------------------
Africa                                                    9.9          80,545
Asia                                                     46.4         377,628
Europe                                                   10.4          85,472
Latin America                                            19.7         161,582
Middle East                                               3.7          30,219
Other                                                     6.1          49,531
United Kingdom                                            2.6          20,970
Other Securities                                          1.5          11,973
                                                 ------------    ------------

Total Investments                                       100.3         817,920
Other Assets and Liabilities, Net                        (0.3)         (2,696)
                                                 ------------    ------------

Net Assets                                              100.0         815,224
                                                 ============    ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Emerging Markets Fund  91

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 97.2%
Apartments - 16.7%
Apartment Investment & Management Co. Class A
   (o)                                                573,475          25,233
Archstone-Smith Trust (o)                           1,177,405          50,040
AvalonBay Communities, Inc. (o)                       800,900          70,127
BRE Properties Class A (o)                            165,200           7,417
Camden Property Trust (o)                             324,499          17,938
Equity Residential (o)                              1,719,300          69,460
Essex Property Trust, Inc. (o)                        104,700           9,618
Home Properties, Inc. (o)                             206,800           9,467
Post Properties, Inc. (o)                              31,500           1,257
United Dominion Realty Trust, Inc. (o)                291,400           7,416
                                                                 ------------
                                                                      267,973
                                                                 ------------
Diversified - 5.8%
Colonial Properties Trust (o)                         103,500           4,908
iStar Financial, Inc. (o)                             105,000           4,493
Spirit Finance Corp. (o)                              784,200           9,222
Vornado Realty Trust (o)                              836,475          74,145
                                                                 ------------
                                                                       92,768
                                                                 ------------

Free Standing Retail - 0.1%
Realty Income Corp. (o)                                96,500           2,412
                                                                 ------------

Health Care - 3.4%
Healthcare Realty Trust, Inc. (o)                     178,000           7,273
LTC Properties, Inc. (o)                              101,400           2,373
National Health Investors, Inc. (o)(N)                153,150           4,712
Omega Healthcare Investors, Inc. (o)                  270,000           3,766
Ventas, Inc. (o)                                    1,123,250          36,270
                                                                 ------------
                                                                       54,394
                                                                 ------------

Industrial - 7.5%
AMB Property Corp. (o)(N)                             301,500          13,866
Catellus Development Corp. (o)                        654,757          23,611
Centerpoint Properties Trust (o)                      266,600          11,693
First Potomac Realty Trust (o)(N)                     197,000           5,191
ProLogis (o)                                        1,436,900          65,465
                                                                 ------------
                                                                      119,826
                                                                 ------------

Lodging/Resorts - 9.6%
Great Wolf Resorts, Inc. (AE)                          51,738             703
Hilton Hotels Corp.                                 1,452,900          35,959
Hospitality Properties Trust (o)(N)                    67,000           2,975
Host Marriott Corp. (o)                             1,993,400          37,177
Innkeepers USA Trust (o)                                1,000              15
La Quinta Corp. (AE)(o)(N)                          1,002,000           9,018
LaSalle Hotel Properties (o)                          269,320           9,378

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc. (o)         905,083          57,310
Strategic Hotel Capital, Inc. (o)(N)                   72,200           1,368
                                                                 ------------
                                                                      153,903
                                                                 ------------

Manufactured Homes - 0.7%
Equity Lifestyle Properties, Inc. (o)(N)              231,700          10,211
Sun Communities, Inc. (o)                              38,000           1,324
                                                                 ------------
                                                                       11,535
                                                                 ------------

Mixed Industrial/Office - 2.2%
Digital Realty Trust, Inc. (o)                         89,991           1,704
Duke Realty Corp. (o)                                 152,500           5,179
Liberty Property Trust (o)                            549,300          24,653
PS Business Parks, Inc. (o)                            90,000           4,179
                                                                 ------------
                                                                       35,715
                                                                 ------------

Office - 19.5%
Alexandria Real Estate Equities, Inc. (o)             154,400          12,421
American Financial Realty Trust (o)(N)                408,800           5,887
Arden Realty, Inc. (o)                                507,100          20,249
BioMed Realty Trust, Inc. (o)(N)                      461,250          11,730
Boston Properties, Inc. (o)                         1,141,000          86,887
Brandywine Realty Trust (o)                           440,900          14,285
Brookfield Properties Co.                             922,150          26,742
CarrAmerica Realty Corp. (o)                          456,000          17,711
Corporate Office Properties Trust (o)(N)              133,900           4,508
Equity Office Properties Trust (o)                    230,000           8,154
Glenborough Realty Trust, Inc. (o)(N)                 118,425           2,482
Highwoods Properties, Inc. (o)                        391,300          12,385
Kilroy Realty Corp. (o)                               142,000           7,398
Mack-Cali Realty Corp. (o)                            355,581          17,036
Parkway Properties, Inc. (o)(N)                        59,900           3,208
Prentiss Properties Trust (o)                         400,900          16,224
Reckson Associates Realty Corp. (o)(N)                166,800           5,858
SL Green Realty Corp. (o)                             266,700          18,589
Trizec Properties, Inc. (o)(N)                        948,400          20,836
                                                                 ------------
                                                                      312,590
                                                                 ------------

Regional Malls - 16.7%
General Growth Properties, Inc. (o)                 1,318,500          60,625
Macerich Co. (The) (o)                                352,600          24,760
Mills Corp. (The) (o)                                 455,275          29,620
Pennsylvania Real Estate Investment Trust (o)         263,571          12,891
Simon Property Group, Inc. (o)                      1,639,000         130,694

 92  Real Estate Securities Fund

FRANK RUSSELL INVESTMENT COMPANY
REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Taubman Centers, Inc. (o)                             288,300          10,246
                                                                 ------------
                                                                      268,836
                                                                 ------------

Self Storage - 3.3%
Extra Space Storage, Inc. (o)(N)                       79,500           1,283
Public Storage, Inc. (o)                              665,000          44,389
Shurgard Storage Centers, Inc. Class A (o)(N)         130,000           6,097
U-Store-It Trust (o)                                   58,200           1,173
                                                                 ------------
                                                                       52,942
                                                                 ------------

Shopping Centers - 10.3%
Developers Diversified Realty Corp. (o)               723,200          35,198
Federal Realty Investors Trust (o)                    462,300          30,193
Inland Real Estate Corp. (o)                          407,500           6,760
Kimco Realty Corp. (o)                                235,800          15,483
Kite Realty Group Trust (o)                           145,500           2,255
New Plan Excel Realty Trust (o)                        79,600           2,179
Pan Pacific Retail Properties, Inc. (o)(N)            396,613          27,569
Regency Centers Corp. (o)                             651,400          40,191
Weingarten Realty Investors (o)                       142,100           5,582
                                                                 ------------
                                                                      165,410
                                                                 ------------

Specialty - 1.4%
Capital Automotive REIT (o)                           386,300          15,170
Plum Creek Timber Co., Inc. (o)                       200,000           7,570
                                                                 ------------
                                                                       22,740
                                                                 ------------

TOTAL COMMON STOCKS
(cost $991,106)                                                     1,561,044
                                                                 ------------

SHORT-TERM INVESTMENTS - 2.4%
Frank Russell Investment Company Money Market
   Fund                                            38,606,000          38,606
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $38,606)                                                         38,606
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

OTHER SECURITIES - 5.9%
Frank Russell Investment Company Money Market
   Fund (X)                                        33,339,085          33,339
State Street Securities Lending Quality Trust
   (X)                                             62,177,638          62,178
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $95,517)                                                         95,517
                                                                 ------------

TOTAL INVESTMENTS - 105.5%
(identified cost $1,125,229)                                        1,695,167

OTHER ASSETS AND LIABILITIES, NET - (5.5%)                            (88,279)
                                                                 ------------

NET ASSETS - 100.0%                                                 1,606,888
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                 Real Estate Securities Fund  93

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

LONG-TERM INVESTMENTS - 72.9%

Asset-Backed Securities - 24.1%
AAA Trust (p)
   Series 2005-2 Class A1
   3.414% due 11/26/35                                  1,674           1,672
ACE Securities Corp. (E)
   Series 2004-OP1 Class A2A
   3.570% due 04/25/34                                    108             108
Aegis Asset Backed Securities Trust (E)
   Series 2005-1 Class 1A1
   3.580% due 03/25/35                                    395             395
Alter Moneta Receivables LLC (p)
   Series 2003-1 Class NOTE
   2.563% due 03/15/11                                    944             937
AmeriCredit Automobile Receivables Trust
   Series 2005-AX Class A3
   3.630% due 01/06/10                                  2,000           1,976
Argent Securities, Inc. (E)
   Series 2004-W11 Class A2
   3.640% due 11/25/34                                    203             203
Asset Backed Securities Corp.
   Home Equity (E)
   Series 2002-HE1 Class M1
   4.488% due 03/15/32                                  1,400           1,437
Banc of America Securities Auto Trust
   Series 2005-WF1 Class A4
   4.080% due 04/18/10                                  3,000           2,968
Bay View Auto Trust
   Series 2003-LJ1 Class A3
   2.430% due 07/25/08                                    349             347
Bear Stearns Asset Backed Securities, Inc. (E)
   Series 2004-BO1 Class 1A1
   3.660% due 09/25/34                                  1,135           1,136
BMW Vehicle Owner Trust
   Series 2004-A Class A4
   3.320% due 02/25/09                                  4,200           4,127
California Infrastructure PG&E-1
   Series 1997-1 Class A7
   6.420% due 09/25/08                                  1,207           1,223
   Series 1997-1 Class A8
   6.480% due 12/26/09                                  3,000           3,112
California Infrastructure SCE-1
   Series 1997-1 Class A7
   6.420% due 12/26/09                                  7,450           7,719
California Infrastructure SDG&E-1
   Series 1997-1 Class A6
   6.310% due 09/25/08                                    339             344
Capital Auto Receivables Asset Trust
   Series 2002-3 Class A3
   3.580% due 10/16/06                                  3,494           3,492
   Series 2002-4 Class A4
   2.640% due 03/17/08                                  1,430           1,417
   Series 2004-2 Class A2
   3.350% due 02/15/08                                  3,000           2,960
Capital One Auto Finance Trust
   Series 2001-B Class A4
   4.880% due 09/15/08                                    958             961
   Series 2005-BSS Class A3
   4.080% due 11/15/09                                  2,000           1,986
Capital One Master Trust
   Series 2002-4A Class A
   4.900% due 03/15/10                                  1,000           1,010
Capital One Multi-Asset Execution Trust
   Series 2005-A3 Class A3
   4.050% due 03/15/13                                  2,500           2,448
Capital One Prime Auto Receivables Trust
   Series 2004-3 Class A4
   3.690% due 06/15/10                                  1,000             980
   Series 2004-3 Class B
   3.860% due 08/15/11                                  1,500           1,474
Carmax Auto Owner Trust
   Series 2004-2 Class A4
   3.460% due 09/15/11                                  2,500           2,436
Carrington Mortgage Loan Trust (E)
   Series 2005-OPT Class A1A
   3.550% due 05/25/35                                    789             789
   Series 2005-NC3 Class A1A
   3.540% due 06/25/35                                    393             393
Centex Home Equity
   Series 2003-C Class AF4
   4.960% due 04/25/32                                  1,750           1,754
   Series 2004-B Class AV2 (E)
   3.560% due 03/25/34                                     18              18
Chase Credit Card Master Trust (E)
   Series 2004-2 Class A
   3.428% due 09/15/09                                  2,500           2,501
Chase Issuance Trust
   Series 2004-A9 Class A9
   3.220% due 06/15/10                                  3,000           2,929

 94  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chase Manhattan Auto Owner Trust
   Series 2002-B Class A4
   4.210% due 01/15/09                                  5,523           5,527
   Series 2004-A Class A4
   2.830% due 09/15/10                                  1,800           1,746
   Series 2005-A Class A4
   3.980% due 04/15/11                                  1,000             985
   Series 2005-A Class CTFS
   4.040% due 04/15/11                                  1,000             990
Chemical Master Credit Card Trust 1
   Series 1996-2 Class A
   5.980% due 09/15/08                                  4,000           4,034
CIT Equipment Collateral
   Series 2003-VT1 Class A3B
   1.630% due 04/20/07                                    211             209
   Series 2004-VT1 Class A3
   2.200% due 03/20/08                                  1,436           1,416
   Series 2005-VT1 Class A3
   4.120% due 08/20/08                                  1,150           1,146
CIT Marine Trust
   Series 1999-A Class A4
   6.250% due 11/15/19                                    922             933
CIT RV Trust
   Series 1998-A Class A5
   6.120% due 11/15/13                                    818             829
Citibank Credit Card Issuance Trust
   Series 2003-A3 Class A3
   3.100% due 03/10/10                                  1,000             968
   Series 2003-A5 Class A5
   2.500% due 04/07/08                                  1,700           1,681
   Series 2004-A1 Class A1
   2.550% due 01/20/09                                  6,975           6,801
   Series 2004-A4 Class A4
   3.200% due 08/24/09                                  3,425           3,346
CNH Equipment Trust
   Series 2003-A Class A3B
   1.890% due 07/16/07                                    386             383
CNH Wholesale Master Note Trust (E)
   Series 2005-1 Class A
   3.430% due 06/15/11                                  1,500           1,501
Community Program Loan Trust
   Series 1987-A Class A4
   4.500% due 10/01/18                                  2,601           2,581
Connecticut RRB Special Purpose Trust CL&P
   Series 2001-1 Class A5
   6.210% due 12/30/11                                  1,000           1,068
Countrywide Asset-Backed Certificates
   Series 2004-6 Class 2A1 (E)
   3.650% due 10/25/21                                    223             223
   Series 2001-BC3 Class A (E)
   3.700% due 12/25/31                                    310             310
   Series 2004-7 Class AF2
   3.324% due 12/25/23                                  1,000             987
   Series 2004-7 Class 2AV1 (E)
   3.610% due 12/25/22                                    501             501
   Series 2005-4 Class 3AV1 (E)
   3.380% due 10/25/35                                  2,684           2,684
   Series 2005-5 Class 2A1 (E)
   3.380% due 10/25/35                                    786             786
Daimler Chrysler Auto Trust
   Series 2005-A Class A3
   3.490% due 12/08/08                                  2,330           2,304
   Series 2005-A Class A4
   3.740% due 02/08/10                                  8,100           7,973
Dillard Credit Card Master Trust
   Series 2002-2 Class A
   3.800% due 09/15/10                                  3,650           3,633
Discover Card Master Trust I
   Series 1996-3 Class A
   6.050% due 08/18/08                                  2,225           2,249
E-Trade RV and Marine Trust
   Series 2004-1 Class A3
   3.620% due 10/08/18                                  1,300           1,273
Equity One ABS, Inc. (E)
   Series 2004-2 Class AF1
   3.570% due 07/25/34                                    184             184
Federal Farm Credit Bank
   12.250% due 02/01/07                                 3,169           3,365
Fifth Third Auto Trust
   Series 2004-A Class A3
   3.190% due 02/20/08                                  2,000           1,979
Finance America Mortgage Loan Trust (E)
   Series 2004-1 Class 2A1
   3.630% due 06/25/34                                    536             536
First National Master Note Trust
   Series 2003-1 Class A
   3.488% due 08/15/08                                  1,000           1,001
First NLC Trust (E)
   Series 2005-2 Class AV1
   3.570% due 09/25/35                                    798             798
Fleet Credit Card Master Trust II
   Series 2000-C Class A
   7.020% due 02/15/08                                  1,211           1,213

                                                    Short Duration Bond Fund  95

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2001-B Class A
   5.600% due 12/15/08                                  3,000           3,035
Ford Credit Auto Owner Trust
   Series 2005-A Class A3
   3.480% due 11/15/08                                  8,225           8,139
   Series 2005-B Class B
   4.640% due 04/15/10                                  1,250           1,248
   Series 2005-B Class A4
   4.380% due 01/15/10                                    500             499
Franklin Auto Trust
   Series 2003-1 Class A4
   2.270% due 05/20/11                                  1,170           1,146
Fremont Home Loan Trust (E)
   Series 2004-4 Class 2A1
   3.620% due 03/25/35                                  1,663           1,663
GE Commercial Equipment Financing LLC (E)
   Series 2004-1 Class B
   3.630% due 12/20/15                                    672             671
GE Corporate Aircraft Financing LLC (E)(p)
   Series 2004-1A Class B
   4.310% due 01/25/18                                    779             779
GE Dealer Floorplan Master Note Trust (E)
   Series 2004-2 Class B
   3.720% due 07/20/09                                  1,000           1,002
GMAC Mortgage Corp. Loan Trust
   Series 2004-HE2 Class A1C (E)
   3.560% due 10/25/33                                    345             345
   Series 2004-GH1 Class A2
   4.390% due 12/25/25                                  1,500           1,493
GS Auto Loan Trust
   Series 2004-1 Class A3
   2.130% due 11/15/07                                  2,000           1,979
GSAMP Trust
   Series 2004-SEA Class A2A
   3.750% due 03/25/34                                  1,087           1,087
   Series 2004-NC2 Class A2A (E)
   3.640% due 10/01/34                                    871             871
   Series 2004-AR2 Class A3A (E)
   3.610% due 08/25/34                                     44              44
Home Equity Mortgage Trust (E)
   Series 2004-4 Class A2
   3.610% due 12/25/34                                    249             249
Honda Auto Receivables Owner Trust
   Series 2003-2 Class A4
   2.160% due 10/21/08                                  5,505           5,370
   Series 2003-5 Class A3
   2.300% due 10/18/07                                    955             945
   Series 2004-3 Class A4
   3.280% due 02/18/10                                  2,000           1,936
   Series 2003-5 Class A4
   2.960% due 04/20/09                                  2,135           2,084
   Series 2003-3 Class A4
   2.770% due 11/21/08                                  2,000           1,955
   Series 2003-4 Class A4
   2.790% due 03/16/09                                  1,000             978
Household Mortgage Loan Trust (E)
   Series 2003-HC1 Class A
   3.780% due 02/20/33                                    671             673
Household Private Label Credit Card Master Note
   Trust I
   Series 2002-2 Class A
   3.558% due 01/18/11                                  1,000           1,001
Hyundai Auto Receivables Trust
   Series 2002-A Class A3 (p)
   2.800% due 02/15/07                                    212             212
   Series 2004-A Class A3
   2.970% due 05/15/09                                  1,000             984
   Series-A Class A3
   3.980% due 11/16/09                                  1,500           1,489
Illinois Power Special Purpose Trust
   Series 1998-1 Class A6
   5.540% due 06/25/09                                  4,412           4,470
IXIS Real Estate Capital Trust (E)
   Series 2005-HE2 Class A1
   3.540% due 09/25/35                                  1,090           1,090
MBNA Credit Card Master Note Trust
   Series 2001-A1 Class A1
   5.750% due 10/15/08                                  1,000           1,012
   Series 2004-A4 Class A4
   2.700% due 09/15/09                                 11,005          10,714
   Series 2003-A6 Class A6
   2.750% due 10/15/10                                  1,430           1,368
Merrill Auto Trust Securitization
   Series 2005-1 Class A3
   4.100% due 08/25/09                                  3,000           2,986
Morgan Stanley Dean Witter Capital I
   Series 2002-HE1 Class A2
   3.790% due 07/25/32                                      3               3
National City Auto Receivables Trust
   Series 2002-A Class A4
   4.830% due 08/15/09                                  1,123           1,128
   Series 2004-A Class A3
   2.110% due 07/15/08                                  1,500           1,480

 96  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
National City Bank
   2.700% due 08/24/09                                  2,045           1,967
Navistar Financial Corp. Owner Trust
   Series 2001-B Class A4
   4.370% due 11/17/08                                  1,169           1,169
   Series 2002-A Class A4
   4.760% due 04/15/09                                    648             649
Nelnet Education Loan Funding, Inc.
   Series 2001-A Class A1
   5.760% due 07/01/12                                  2,442           2,495
Nelnet Student Loan Trust
   Series 2002-2 Class A3
   3.570% due 09/25/13                                    738             739
Nissan Auto Receivables Owner Trust
   Series 2005-A Class A3
   3.540% due 10/15/08                                  1,650           1,631
   Series 2005-B Class A3
   3.990% due 07/15/09                                  1,600           1,590
Nordstrom Private Label Credit Card Master Note
   Trust (p)
   Series 2001-1A Class A
   4.820% due 04/15/10                                  3,500           3,521
Onyx Acceptance Grantor Trust
   Series 2005-A Class A4
   3.910% due 09/15/11                                  2,000           1,969
Option One Mortgage Loan Trust (E)
   Series 2005-1 Class A2
   3.590% due 02/25/35                                  2,118           2,118
PBG Equipment Trust (p)
   Series 1998-1A Class A
   6.270% due 01/20/12                                    867             868
Peco Energy Transition Trust
   Series 1999-A Class A6
   6.050% due 03/01/09                                  2,500           2,541
PG&E Energy Recovery Funding LLC
   Series 2005-1 Class A2
   3.870% due 06/25/11                                  2,905           2,876
PNC Student Loan Trust I
   Series 1997-2 Class A7
   6.728% due 01/25/07                                    955             968
Popular ABS Mortgage Pass-Through Trust
   Series 2004-5 Class AF2
   3.735% due 12/25/34                                    965             952
   Series 2005-3 Class AF3
   4.437% due 07/25/35                                  2,000           1,984
Provident Auto Lease ABS Trust (p)
   Series 1999-1 Class A2
   7.025% due 01/14/12                                     90              90
Providian Gateway Master Trust (p)
   Series 2004-FA Class A
   3.650% due 11/15/11                                  1,200           1,178
PSE&G Transition Funding LLC
   Series 2001-1 Class A3
   5.980% due 06/15/08                                  2,471           2,494
Public Service New Hampshire Funding LLC
   Series 2001-1 Class A2
   5.730% due 11/01/10                                  1,346           1,370
Railcar Leasing LLC (p)
   Series 1997-1 Class A2
   7.125% due 01/15/13                                  1,000           1,075
Regions Auto Receivables Trust
   Series 2003-2 Class A3
   2.310% due 01/15/08                                  1,246           1,237
Renaissance Home Equity Loan Trust
   Series 2004-2 Class AF1
   3.660% due 07/25/34                                    709             710
Residential Asset Mortgage Products, Inc.
   Series 2003-RZ5 Class A2
   3.180% due 03/25/27                                    751             749
   Series 2004-RS2 Class AIIB
   3.710% due 02/25/34                                  1,769           1,772
   Series 2004-RS8 Class AII1 (E)
   3.600% due 05/25/26                                  1,597           1,597
Sears Credit Account Master Trust
   Series 1999-3 Class A
   6.450% due 11/17/09                                    483             485
   Series 2000-2 Class A
   6.750% due 09/16/09                                  2,000           2,007
   Series 2002-4 Class A (E)
   3.518% due 08/18/09                                  3,700           3,700
   Series 2002-5 Class A (E)
   3.768% due 11/17/09                                  3,500           3,504
SLM Student Loan Trust
   Series 2003-4 Class A5B (p)
   3.390% due 03/15/33                                  3,000           2,924
   Series 2003-8 Class A2 (E)
   3.450% due 06/15/11                                    165             165
   Series 2004-10 Class A1 (E)
   3.630% due 07/27/09                                    290             290
Susquehanna Auto Lease Trust (p)
   Series 2003-1 Class A3
   2.460% due 01/14/07                                    683             678
   Series 2005-1 Class A3
   4.430% due 06/16/08                                  2,000           2,002

                                                    Short Duration Bond Fund  97

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Toyota Auto Receivables Owner Trust
   Series 2003-B Class A4
   2.790% due 01/15/10                                  4,670           4,585
Triad Auto Receivables Owner Trust
   Series 2002-A Class A4
   3.240% due 08/12/09                                  1,827           1,815
   Series 2003-B Class A3
   2.480% due 03/12/08                                    879             873
   Series 2004-A Class A3
   1.900% due 07/14/08                                  1,000             987
USAA Auto Owner Trust
   Series 2004-2 Class A4
   3.580% due 02/15/11                                  1,700           1,673
   Series 2004-2 Class A3
   3.030% due 06/16/08                                  4,425           4,375
   Series 2005-2 Class A4
   4.170% due 02/15/11                                  4,000           3,960
Wachovia Auto Owner Trust
   Series 2004-A Class A4
   3.660% due 07/20/10                                 10,500          10,338
   Series 2004-B Class A3
   2.910% due 04/20/09                                  5,000           4,921
   Series 2004-A Class A3
   3.190% due 06/20/08                                  2,000           1,981
Wells Fargo Financial Auto Owner Trust
   Series 2004-A Class A4
   2.670% due 08/16/10                                  2,000           1,950
Wells Fargo Home Equity Trust (E)
   Series 2004-2 Class A31
   3.620% due 06/25/19                                    114             114
West Penn Funding LLC Transition Bonds
   Series 1999-A Class A3
   6.810% due 09/25/08                                    998           1,013
WFS Financial Owner Trust
   Series 2002-3 Class A4
   3.500% due 02/20/10                                  1,725           1,717
   Series 2004-1 Class A3
   2.190% due 06/20/08                                  1,500           1,487
Whole Auto Loan Trust
   Series 2002-1 Class A3
   2.600% due 08/15/06                                     91              91
   Series 2003-1 Class A3B
   1.990% due 05/15/07                                  1,500           1,488
   Series 2003-1 Class B
   2.240% due 03/15/10                                    520             512
                                                                 ------------
                                                                      289,467
                                                                 ------------

Corporate Bonds and Notes - 16.2%
ABN Amro Bank NV
   7.125% due 06/18/07                                  1,700           1,780
Allstate Financial Global Funding (p)
   2.500% due 06/20/08                                  4,080           3,860
Allstate Life Global Funding Trusts
   3.850% due 01/25/08                                  4,050           3,992
Altria Group, Inc.
   7.650% due 07/01/08                                  1,500           1,614
American Express Centurion Bank
   Series BKNT
   4.375% due 07/30/09                                  3,440           3,416
American General Finance Corp. (E)
   Series MTNG
   3.492% due 03/23/07                                    200             200
Amsouth Bank NA
   Series BKNT
   2.820% due 11/03/06                                  2,000           1,963
Associates Corp. of North America
   6.250%-8.550% due 11/01/08-07/15/09                  2,650           2,851
Bank of America Corp.
   6.375% due 02/15/08                                  3,000           3,133
Bank of Montreal
   7.800% due 04/01/07                                  1,000           1,053
Bank One Corp.
   2.625% due 06/30/08                                  3,050           2,895
BankAmerica Corp.
   7.125% due 03/01/09                                  1,500           1,620
BB&T Corp. (E)
   Series BKNT
   3.420% due 06/04/07                                  3,500           3,505
Boeing Co.
   8.100% due 11/15/06                                  2,375           2,464
CIT Group, Inc.
   7.375% due 04/02/07                                  6,800           7,115
Citigroup Global Markets Holdings, Inc. (E)
   Series MTNM
   3.410% due 03/07/08                                  1,600           1,599
Citigroup, Inc.
   3.410% due 06/04/07 (E)                              1,000           1,000
   4.625% due 08/03/10                                  2,700           2,698
ConocoPhillips
   8.750% due 05/25/10                                  1,000           1,175
DaimlerChrysler NA Holding Corp.
   4.125%-4.750% due 03/07/07-01/15/08                  4,378           4,348

 98  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Deutsche Bank Financial, Inc.
   7.500% due 04/25/09                                  2,000           2,193
Entergy Mississippi, Inc.
   4.350% due 04/01/08                                    500             494
Fifth Third Bancorp
   Series BKNT
   3.375% due 08/15/08                                  2,000           1,939
Fifth Third Bank
   Series BKNT
   4.200% due 02/23/10                                  2,000           1,968
Ford Motor Credit Co.
   6.500% due 01/25/07                                  1,500           1,516
   4.389% due 03/21/07 (E)(N)                           2,800           2,768
General Electric Capital Corp.
   4.125%-8.500% due 03/04/08-09/20/09                  7,800           7,993
   Series MTNA
   3.450%-8.125% due 07/16/07-04/01/08                  1,700           1,775
General Motors Acceptance Corp.
   6.125% due 09/15/06                                    300             302
   4.509% due 01/16/07 (E)                                200             198
Goldman Sachs Group, Inc.
   3.690% due 01/09/07                                  3,000           3,004
   Series MTNB
   3.980% due 07/23/09                                  2,000           2,010
Harrah's Operating Co., Inc.
   7.500% due 01/15/09                                  1,500           1,619
Household Finance Corp.
   4.625% due 01/15/08                                 10,800          10,821
   3.360% due 02/28/07 (E)                              3,200           3,200
John Hancock Global Funding II
   6.000% due 12/28/06                                  2,450           2,500
Lehman Brothers Holdings, Inc.
   7.875%-8.250% due 06/15/07-08/15/10                  4,500           4,873
Lehman Brothers, Inc.
   6.625% due 02/15/08                                  1,500           1,574
Medco Health Solutions, Inc.
   7.250% due 08/15/13                                  1,750           1,948
Metropolitan Life Global Funding I (p)
   4.250% due 07/30/09                                  4,000           3,948
MGM Mirage
   9.750% due 06/01/07                                  1,200           1,294
Morgan Stanley
   3.788% due 07/27/07 (E)                              3,000           3,003
   3.875% due 01/15/09                                  2,000           1,953
National City Bank
   Series BKNT
   4.250% due 01/29/10                                  1,375           1,352
National Rural Utilities Cooperative Finance
   Corp.
   Series MTNC
   6.500% due 03/01/07                                  2,200           2,269
New York Life Global Funding (p)
   3.359% due 02/26/07                                  2,500           2,501
Principal Life Global Funding I (p)
   5.125% due 06/28/07                                  2,000           2,017
   2.800% due 06/26/08                                  5,600           5,351
Principal Life Income Funding Trusts
   3.200% due 04/01/09                                  1,500           1,433
Prudential Financial, Inc.
   4.104% due 11/15/06                                    500             499
Residential Capital Corp. (p)
   6.375% due 06/30/10                                  4,150           4,217
SBC Communications Capital Corp.
   Series MTND
   6.680% due 11/28/07                                  1,075           1,120
SLM Corp.
   3.625% due 03/17/08                                  7,200           7,009
Swiss Bank Corp.
   7.250% due 09/01/06                                  1,500           1,540
Textron, Inc.
   6.375% due 11/15/08                                  2,500           2,652
TIAA Global Markets (p)
   5.000% due 03/01/07                                  3,625           3,653
Tosco Corp.
   7.250% due 01/01/07                                  1,500           1,550
Toyota Motor Credit Corp.
   2.750% due 08/06/09                                  3,273           3,177
Unilever Capital Corp.
   7.125% due 11/01/10                                  1,000           1,110
US Bancorp
   Series MTNN
   5.100% due 07/15/07                                  3,250           3,291
US Central Credit Union
   2.750% due 05/30/08                                  1,880           1,805
USAA Capital Corp. (p)
   Series MTNB
   4.640% due 12/15/09                                    595             593
Verizon Global Funding Corp. (N)
   4.000% due 01/15/08                                  4,300           4,256
Virginia Electric and Power Co.
   Series A
   5.375% due 02/01/07                                    675             684

                                                    Short Duration Bond Fund  99

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wachovia Corp.
   5.625% due 12/15/08                                  8,200           8,509
   Series *(E)
   3.528% due 07/20/07                                  3,500           3,503
Wells Fargo
   4.125% due 03/10/08                                    820             814
Wells Fargo & Co.
   3.500% due 09/15/06 (E)                              3,000           3,003
   6.250% due 04/15/08                                  8,337           8,703
   Series MTNH
   6.750% due 10/01/06                                  1,930           1,983
                                                                 ------------
                                                                      193,768
                                                                 ------------

International Debt - 1.7%
Brazilian Government International Bond
   9.230% due 06/29/09 (E)                              1,150           1,330
   8.000% due 04/15/14                                  2,322           2,356
HBOS Treasury Services PLC (p)
   3.641%-3.750% due 01/12/07-09/30/08                  1,900           1,880
   3.500% due 11/30/07                                  2,000           1,959
HSBC Bank PLC
   6.950% due 03/15/11                                  1,000           1,126
Inter-American Development Bank
   12.250% due 12/15/08                                 1,250           1,550
Interstar Millennium Trust
   Series 2004-2G Class A
   3.600% due 03/14/36                                  2,040           2,040
Mexico Government International Bond
   4.625% due 10/08/08                                  3,250           3,232
National Westminster Bank PLC
   7.375% due 10/01/09                                  1,000           1,104
Panama Government International Bond
   8.250% due 04/22/08                                  1,300           1,410
Peru Government International Bond
   9.125% due 01/15/08                                  1,000           1,103
Province of Ontario
   5.500% due 10/01/08                                  1,500           1,554
                                                                 ------------
                                                                       20,644
                                                                 ------------

Mortgage-Backed Securities - 15.6%
American Home Mortgage Investment Trust (E)
   Series 2004-3 Class 5A
   4.290% due 10/25/34                                  2,984           2,946
Banc of America Commercial Mortgage, Inc.
   Series 2004-2 Class A1
   2.764% due 11/10/38                                  2,458           2,373
Banc of America Funding Corp. (E)
   Series 2005-D Class A1
   4.118% due 05/25/35                                 10,819          10,713
Bank of America Mortgage Securities
   Series 2004-2 Class 5A1
   6.500% due 10/25/31                                    448             458
   Series 2002-K Class 2A1 (E)
   5.550% due 10/20/32                                     69              69
Bear Stearns Adjustable Rate Mortgage Trust
   Series 2002-9 Class 2A
   5.264% due 10/25/32                                     23              23
   Series 2003-1 Class 5A1
   5.434% due 04/25/33                                    596             586
   Series 2003-8 Class 2A1 (E)
   4.851% due 01/25/34                                    674             663
Bear Stearns Alt-A Trust
   Series 2005-4 Class 23A1
   5.443% due 05/25/35                                  1,801           1,819
Bear Stearns Asset Backed Securities, Inc.
   Series 2003-AC3 Class A1
   4.000% due 07/25/33                                    706             699
Bear Stearns Commercial Mortgage Securities
   Series 1998-C1 Class A1
   6.340% due 06/16/30                                    480             489
   Series 1999-C1 Class A2
   6.020% due 02/14/31                                  2,000           2,083
   Series 2001-TOP Class A1
   5.060% due 11/15/16                                    860             868
   Series 2003-T10 Class A1
   4.000% due 03/13/40                                  1,515           1,477
   Series 2003-PWR Class A1
   3.432% due 05/11/39                                    788             766
   Series 2003-T12 Class A1
   2.960% due 08/13/39                                  1,522           1,469
Commercial Mortgage Pass Through Certificates
   Series 2004-LB2 Class A2
   3.600% due 03/10/39                                  1,000             967
Countrywide Alternative Loan Trust
   Series 2003-J2 Class A1
   6.000% due 10/25/33                                    809             813

 100  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
   Series 2003-6T2 Class A1
   6.500% due 06/25/33                                    392             393
Credit Suisse First Boston Mortgage (p)
   Series 2002-P3 Class A
   1.691% due 08/25/33                                    396             399
Credit Suisse First Boston Mortgage Securities
   Corp.
   Series 2002-AR2 Class 2A2
   5.659% due 10/25/32                                     47              47
   Series 2003-CK2 Class A1
   3.006% due 03/15/36                                    943             918
   Series 2003-C4 Class A2
   3.908% due 08/15/36                                  1,000             980
   Series 2004-C1 Class A1
   2.254% due 01/15/37                                  2,111           2,050
Fannie Mae
   15 Year TBA (I)
   5.000%                                                 500             501
   30 Year TBA (I)
   5.500%                                               1,000           1,005
   4.500%-6.500% due 2008-2035                         66,818          67,365
   3.704%-3.754% due 2041-2042 (E)                      2,730           2,757
   Series 1994-1 Class K
   6.500% due 06/25/13                                    154             155
   Series 2003-27 Class TJ
   4.000% due 10/25/16                                    825             822
   Series 2003-92 Class BR
   5.000% due 04/25/14                                  1,110           1,110
   Series 2003-129 Class PQ
   4.500% due 07/25/33                                    647             646
   Series 2004-21 Class QA
   4.000% due 11/25/17                                  3,266           3,248
   Series 2003-24 Class PU
   3.500% due 11/25/15                                    365             358
   Series 2003-46 Class PQ
   3.000% due 06/25/19                                  3,500           3,449
   Series 2003-75 Class NB
   3.250% due 08/25/18                                    765             741
   Series 2003-63 Class GU
   4.000% due 07/25/33                                  2,937           2,897
   Series 2003-62 Class OD
   3.500% due 04/25/26                                  1,250           1,203
   Series 2004-17 Class HA
   3.000% due 01/25/19                                  2,427           2,278
   Series 1998-M1 Class A2
   6.250% due 01/25/08                                  1,614           1,661
Fannie Mae Grantor Trust (E)
   Series 2005-T2 Class 1A1
   3.000% due 11/28/35                                    401             401
Federal Home Loan Bank System
   Series 2004-900 Class 1
   3.920% due 09/25/09                                  1,873           1,834
Federal Home Loan Mortgage Corp. Structured Pass
   Through Securities
   Series 2003-H00 Class A2
   1.876% due 03/15/08                                    439             433
Freddie Mac
   5.000%-8.000% due 2008-2031                          6,398           6,526
   Series 1993-164 Class PD
   4.500% due 09/15/08                                    176             176
   Series 2003-255 Class PB
   5.500% due 08/15/30                                    153             153
   Series 2003-258 Class QK
   4.000% due 04/15/22                                  1,151           1,149
   Series 2003-263 Class NK
   4.000% due 02/15/15                                  1,137           1,135
   Series 2003-271 Class OJ
   3.500% due 03/15/11                                  2,201           2,193
   Series 2004-276 Class EA
   4.500% due 04/15/13                                  1,793           1,795
   Series 2003-268 Class MX
   4.000% due 07/15/16                                  2,648           2,603
   Series 2004-285 Class BA
   4.500% due 02/15/20                                  1,749           1,739
   Series 2003-258 Class NS
   3.250% due 09/15/15                                  1,735           1,692
   Series 2003-261 Class JA
   3.760% due 03/15/29                                  1,481           1,442
   Series 2003-263 Class YH
   3.500% due 08/15/22                                  1,250           1,241
Freddie Mac Gold
   4.000%-6.000% due 2007-2033                          6,003           6,043
GE Capital Commercial Mortgage Corp.
   Series 2001-3 Class A1
   5.560% due 06/10/38                                  1,624           1,658
   Series 2004-C3 Class A1
   3.752% due 07/10/39                                  3,057           3,001
   Series 2005-C1 Class A1
   4.012% due 06/10/48                                  1,849           1,830
Ginnie Mae I
   6.000%-9.500% due 2007-2017                            118             121
Ginnie Mae II
   3.750%-4.000% due 2027-2032                            521             525
Government National Mortgage Association
   Series 2004-78 Class A
   3.590% due 11/16/17                                  2,844           2,778

                                                   Short Duration Bond Fund  101

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
GSR Mortgage Loan Trust
   Series 2004-7 Class 1A1
   3.430% due 06/25/34                                  2,338           2,294
Impac CMB Trust
   Series 2004-2 Class A2
   3.710% due 04/25/34                                    660             659
JP Morgan Chase Commercial Mortgage Securities
   Corp.
   Series 2002-C2 Class A1
   4.326% due 12/12/34                                    830             820
LB-UBS Commercial Mortgage Trust
   Series 2003-C1 Class A1
   2.720% due 03/15/27                                  1,443           1,400
   Series 2003-C3 Class A1
   2.599% due 05/15/27                                  1,964           1,894
Lehman Large Loan
   Series 1997-LLI Class A2
   6.840% due 10/12/34                                     90              91
Mellon Residential Funding Corp.
   Series 2000-TBC Class A1
   3.628% due 06/15/30                                  1,611           1,608
Morgan Stanley Capital I
   Series 2004-T13 Class A1
   2.850% due 09/13/45                                    810             783
   Series 2003-T11 Class A1
   3.260% due 06/13/41                                  1,581           1,544
Morgan Stanley Dean Witter Capital I
   Series 2001-TOP Class A1
   5.020% due 10/15/35                                    305             307
   Series 2002-HQ Class A2
   6.090% due 04/15/34                                    500             516
Prime Mortgage Trust
   Series 2004-CL1 Class 1A2
   3.860% due 02/25/34                                    316             317
   Series 2004-CL1 Class 2A2
   3.860% due 02/25/19                                     79              80
SACO I, Inc. (E)(p)
   Series 2004-2 Class A2
   3.650% due 07/25/19                                  1,145           1,146
Salomon Brothers Mortgage Securities VII
   Series 2003-UP2 Class A1
   4.000% due 12/25/18                                  1,385           1,337
Structured Asset Mortgage Investments, Inc.
   Series 2002-AR3 Class A1
   3.747% due 09/19/32                                    152             152
Structured Asset Securities Corp.
   Series 2001-21A Class 1A1
   6.250% due 01/25/32                                    147             150
Vendee Mortgage Trust
   Series 2001-3 Class J
   6.500% due 05/15/08                                    476             487
Wachovia Bank Commercial Mortgage Trust
   Series 2003-C4 Class A1
   3.003% due 04/15/35                                  1,635           1,591
   Series 2002-C2 Class A2
   4.043% due 11/15/34                                  2,049           2,009
Washington Mutual
   Series 2002-AR9 Class 1A (E)
   3.903% due 08/25/42                                  1,717           1,721
   Series 2002-AR1 Class A6
   4.816% due 10/25/32                                    938             939
Washington Mutual MSC Mortgage Pass-Through CTFS
   (E)
   Series 2002-AR2 Class 2A1
   5.497% due 07/25/32                                     18              18
Washington Mutual, Inc. (E)
   Series 2002-AR6 Class A
   4.033% due 06/25/42                                    791             799
                                                                 ------------
                                                                      187,394
                                                                 ------------

Non-US Bonds - 0.1%
Deutsche Bundesrepublik
   5.500% due 01/04/311                          EUR      400             625
France Government Bond OAT
   5.750% due 10/25/32                           EUR      200             325
Landwirtschaftliche Rentenbank
   0.650% due 09/30/08                           JPY   60,000             541
                                                                 ------------
                                                                        1,491
                                                                 ------------

United States Government Agencies - 0.4%
Fannie Mae (E)
   3.319% due 09/22/06                                  1,600           1,599
Federal Home Loan Bank System
   Zero coupon-5.925% due 04/09/08-04/27/10             2,349           2,334
Freddie Mac
   5.810% due 04/04/08                                  1,000           1,038
                                                                 ------------
                                                                        4,971
                                                                 ------------

 102  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

United States Government Treasuries - 14.8%
United States Treasury Inflation Indexed Bonds
   3.625% due 04/15/28                                    120             155
United States Treasury Notes
   2.375%-5.500% due 08/15/06-08/15/28                178,475         177,249
                                                                 ------------
                                                                      177,404
                                                                 ------------

TOTAL LONG-TERM INVESTMENTS
(cost $885,703)                                                       875,139
                                                                 ------------

PREFERRED STOCKS - 0.1%

Financial Services - 0.1%
DG Funding Trust (p)                                      219           2,358
                                                                 ------------

TOTAL PREFERRED STOCKS
(cost $2,308)                                                           2,358
                                                                 ------------

                                                   NOTIONAL
                                                    AMOUNT
                                                      $
                                                 ------------
-----------------------------------------------------------------------------

OPTIONS PURCHASED - 0.0%

(Number of Contracts)
Eurodollar Futures
   Sep 2005 93.75 Put (159)                            37,266               1
   Sep 2005 95.50 Put (25)                              5,969              --
                                                                 ------------

TOTAL OPTIONS PURCHASED
(cost $2)                                                                   1
                                                                 ------------

                                                  PRINCIPAL
                                                  AMOUNT ($)
                                                  OR SHARES
                                                 ------------
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 27.6%
Abbott Laboratories
   5.625% due 07/01/06                                  1,500           1,520
Associates Corp. of North America Series MTNH
   7.240%-7.250% due 05/08/06-05/17/06                  3,000           3,069
Bank of America Corp. (E)
   3.549% due 08/26/05                                  1,000           1,000
BankAmerica Corp.
   6.200% due 02/15/06                                    750             758
Barclays US Funding, LLC (z)
   3.290% due 09/06/05 (c)                                400             399
   3.655% due 11/28/05                                 10,700          10,565
Brazilian Government International Bond (E)
   4.250% due 04/15/06                                    416             417
Citigroup, Inc.
   5.750%-6.750% due 12/01/05-05/10/06                  7,870           7,946
DaimlerChrysler NA Holding Corp.
   6.400% due 05/15/06                                  1,200           1,219
Danske Corp. Discount Notes (c)(z)
   3.110%-3.225% due 08/05/05-08/31/05                  6,100           6,098
Dexia Delaware (c)(z)
   3.235% due 08/12/05                                 10,700          10,689
DNB Nor Bank ASA (z)
   3.590%-3.595% due 11/21/05                          11,900          11,752
Fannie Mae Discount Notes (z)
   3.042%-3.142% due 08/03/05-08/31/05 (c)              7,000           6,988
   3.373% due 10/05/05                                  6,000           5,955
Federal Home Loan Bank Discount Notes (c)(z)
   3.095% due 08/10/05                                    300             300
Federal National Mortgage Association Discount
   Notes (z)
   3.228%-3.348% due 10/19/05-10/26/05                 24,000          23,792
Ford Motor Credit Co.
   7.600% due 08/01/05                                  1,900           1,900
France Telecom SA
   7.200% due 03/01/06                                  1,200           1,221
Frank Russell Investment Company Money Market
   Fund                                            52,503,334          52,503
Freddie Mac Discount Notes (z)
   2.995%-3.165% due 08/01/05-08/30/05 (c)              8,600           8,581
   3.239%-3.590% due 10/18/05-12/12/05                 14,600          14,450
General Electric Capital Corp.
   Series MTNA
   3.410% due 02/03/06                                  2,000           2,003
General Electric Capital Corp. Discount Notes
   (z)
   3.290% due 09/09/05 (c)                                100             100
   3.550%-3.580% due 10/20/05-10/26/05                 11,700          11,596

                                                   Short Duration Bond Fund  103

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

General Motors Acceptance Corp.
   4.145%-4.529% due 04/13/06-05/18/06                  2,700           2,693
   4.870% due 10/20/05 (E)                                200             200
Government Trust Certificate
   8.500% due 04/01/06                                    448             458
GTE Corp.
   6.360% due 04/15/06                                  2,000           2,028
HBOS Treasury Services, PLC (c)(z)
   3.250%-3.270% due 09/07/05-09/08/05                  3,800           3,788
Heller Financial, Inc.
   6.375% due 03/15/06                                  1,000           1,014
HSBC Bank PLC
   7.625% due 06/15/06                                  4,500           4,623
Hydro Quebec
   Series MTNB
   6.520% due 02/23/06                                  1,000           1,014
KFW International Finance
   Series DTC
   5.250% due 06/28/06                                  2,000           2,016
Nordea Bank Finland PLC
   6.500% due 01/15/06                                  3,000           3,036
Province of Ontario
   7.000% due 08/04/05                                  1,500           1,500
Rabobank USA Financial Corp. (z)
   3.105%-3.270% due 08/02/05-08/08/05 (c)             11,100          11,094
   3.620% due 11/28/05                                    700             691
Royal Bank of Scotland (z)
   3.455% due 10/06/05                                 10,800          10,707
SouthTrust Bank
   Series BKNT
   3.350% due 12/14/05                                  3,000           2,999
Spintab Swedish Mortgage (c)(z)
   3.080%-3.180% due 08/11/05-09/01/05                 11,700          11,682
Sprint Capital Corp.
   7.125% due 01/30/06                                  1,000           1,013
SunTrust Bank
   Series BKNT
   3.529% due 10/03/05                                  2,000           2,000
Svenska Handlesbanken, Inc. (c)(z)
   3.155% due 08/03/05                                  4,500           4,499
Telefonica Europe BV
   7.350% due 09/15/05                                  6,700           6,726
Toyota Motor Credit Co. (z)
   3.570% due 10/27/05                                 10,700          10,605
UBS Financial Del, LLC (c)(z)
   3.165%-3.255% due 08/08/05-09/26/05                 11,900          11,850
Union Bank Switzerland
   7.250% due 07/15/06                                  1,000           1,021
United States Treasury Bills (c)(z)
   2.835%-2.976% due 08/18/05-09/08/05                 31,200          31,158
   2.947%-3.005% due 09/15/05 (sec.)                    1,330           1,325
US Bank NA (E)
   Series BKNT
   3.350% due 12/05/05                                  1,500           1,500
Washington Mutual Financial Corp. (N)
   7.250% due 06/15/06                                  3,005           3,082
Westpac Capital Corp. (z)
   3.560% due 10/26/05                                  1,000             991
Westpac Trust Securities, Ltd. (z)
   3.330% due 10/03/05                                 10,800          10,685
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $331,193)                                                       330,819
                                                                 ------------

OTHER SECURITIES - 0.6%
Frank Russell Investment Company Money Market
   Fund (X)                                         2,415,103           2,415
State Street Securities Lending Quality Trust
   (X)                                              4,504,185           4,504
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $6,919)                                                           6,919
                                                                 ------------

TOTAL INVESTMENTS - 101.2%
(identified cost $1,226,125)                                        1,215,236

OTHER ASSETS AND LIABILITIES,
NET - (1.2%)                                                          (14,831)
                                                                 ------------

NET ASSETS -100.0%                                                  1,200,405
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 104  Short Duration Bond Fund

FRANK RUSSELL INVESTMENT COMPANY
SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

FUTURES CONTRACTS
                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
                                                    AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
Eurodollar Futures
   expiration date 09/05 (221)                         53,054             (269)
   expiration date 12/05 (388)                         92,863             (569)
   expiration date 03/06 (515)                        123,124             (418)
   expiration date 06/06 (230)                         54,953             (171)
   expiration date 09/06 (14)                           3,344              (10)
United States Treasury 2 Year Notes
   expiration date 09/05 (89)                          18,377              (83)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                               (1,520)
                                                                  ============

FOREIGN CURRENCY EXCHANGE CONTRACTS
                                                             UNREALIZED
                                                            APPRECIATION
      AMOUNT                 AMOUNT          SETTLEMENT    (DEPRECIATION)
       SOLD                  BOUGHT             DATE             $
-------------------   --------------------   -----------   --------------
EUR             809      USD           984    08/25/05                  2
JPY          61,632      USD           552    08/12/05                  3
                                                           --------------

Total Unrealized Appreciation (Depreciation) on Open
  Foreign Currency Exchange Contracts                                   5
                                                           ==============

INTEREST RATE SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       MARKET
       COUNTER                   NOTIONAL                                                        TERMINATION           VALUE
        PARTY                     AMOUNT              FUND RECEIVES          FUND PAYS               DATE                $
---------------------   --------------------------   ----------------   --------------------   ----------------   ----------------
                                                                        Three Month USD
UBS                     USD                 34,800   4.000%             LIBOR                      12/15/07                   (325)
                                                                                                                  ----------------

Total Market Value of Open Interest Rate Swap Contracts Premiums Paid (Received) - ($139)                                     (325)
                                                                                                                  ================

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Short Duration Bond Fund  105

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 93.9%

Auto and Transportation - 1.3%
Burlington Northern Santa Fe Corp.                      8,800             477
Expeditors International Washington, Inc.              13,500             743
Hayes Lemmerz International, Inc. (AE)                 10,200              80
Mesa Air Group, Inc. (AE)                              11,700              99
Pacer International, Inc. (AE)                          3,900              99
United Parcel Service, Inc. Class B                    11,000             803
                                                                 ------------
                                                                        2,301
                                                                 ------------

Consumer Discretionary - 18.6%
Abercrombie & Fitch Co. Class A                         2,700             195
Activision, Inc. (AE)                                   6,800             138
Advance Auto Parts, Inc. (AE)                           3,700             255
AMN Healthcare Services, Inc. (AE)                     15,800             267
aQuantive, Inc. (AE)(N)                                20,000             377
Bed Bath & Beyond, Inc. (AE)                           17,500             803
Best Buy Co., Inc.                                     18,160           1,391
BJ's Restaurants, Inc. (AE)                               769              19
Buca, Inc. (AE)                                        19,900             121
Carnival Corp.                                          6,300             330
Casual Male Retail Group, Inc. (AE)                    20,200             144
Charlotte Russe Holding, Inc. (AE)                     10,300             151
Chemed Corp.                                            2,700             116
Coach, Inc. (AE)                                       22,610             794
Cross Country Healthcare, Inc. (AE)                    10,000             197
Crown Media Holdings, Inc. Class A (AE)                12,100             110
DeVry, Inc. (AE)                                        5,100             101
DiamondCluster International, Inc. (AE)                10,800             103
eBay, Inc. (AE)                                        27,000           1,128
Electronic Arts, Inc. (AE)                             22,360           1,288
Emerson Radio (AE)                                     23,200              79
EZCORP, Inc. Class A (AE)                               5,900             100
Gander Mountain Co. (AE)(N)                             4,800              55
Gillette Co. (The)                                     17,000             912
Google, Inc. Class A (AE)                               9,862           2,838
Hilton Hotels Corp.                                    14,900             369
International Game Technology                          30,000             821
JAMDAT Mobile, Inc. (AE)(N)                             3,100              89
JC Penney Co., Inc. Holding Co.                        12,900             724
Kohl's Corp. (AE)                                      13,000             733
Life Time Fitness, Inc. (AE)                            3,900             131
Lifeline Systems, Inc. (AE)                             5,200             178
Linens 'N Things, Inc. (AE)                            12,400             326
Lowe's Cos., Inc.                                      13,000             861
Marriott International, Inc. Class A                   10,794             739
Marvel Enterprises, Inc. (AE)(N)                       20,300             394
MGM Mirage (AE)                                        35,220           1,601
Multimedia Games, Inc. (AE)                            11,100             116
Nautilus Group, Inc. (N)                                7,500             209
Nike, Inc. Class B                                      7,890             661
Nordstrom, Inc.                                        22,160             820
Office Depot, Inc. (AE)                                27,400             778
PeopleSupport, Inc. (AE)                                8,200              79
PETsMART, Inc.                                         10,800             321
RC2 Corp. (AE)                                          3,900             159
Regal Entertainment Group Class A                      16,900             326
Royal Caribbean Cruises, Ltd.                           6,700             305
Scientific Games Corp. Class A (AE)                     7,000             192
Sears Holdings Corp. (AE)                               4,200             648
Sports Authority, Inc. (The) (AE)(N)                    7,300             232
Sportsman's Guide, Inc. (The) (AE)                      4,700             103
Staples, Inc.                                          45,000           1,025
Starbucks Corp. (AE)                                   13,268             697
Starwood Hotels & Resorts Worldwide, Inc. (o)          18,700           1,184
Steven Madden, Ltd. (AE)                                5,100             114
ValueVision Media, Inc. Class A (AE)                    9,700             115
Ventiv Health, Inc. (AE)                                8,700             191
VeriSign, Inc. (AE)                                    19,400             510
Wal-Mart Stores, Inc.                                  15,000             740
Weight Watchers International, Inc. (AE)               14,500             824
XM Satellite Radio Holdings, Inc. Class A (AE)         43,300           1,543
Yahoo!, Inc. (AE)                                      49,179           1,640
                                                                 ------------
                                                                       32,510
                                                                 ------------

Consumer Staples - 8.2%
Coca-Cola Co. (The)                                     8,100             355
Colgate-Palmolive Co.                                  13,300             704
CVS Corp.                                              60,195           1,868
Hansen Natural Corp. (AE)                               2,600             240
PepsiCo, Inc.                                          63,805           3,479
Procter & Gamble Co.                                   81,782           4,550
Sysco Corp.                                            38,530           1,389
Walgreen Co.                                           35,400           1,694
                                                                 ------------
                                                                       14,279
                                                                 ------------

Financial Services - 7.6%
Advent Software, Inc. (AE)                             11,200             269
American Express Co.                                   34,884           1,919
American International Group, Inc.                     26,360           1,587
Automatic Data Processing, Inc.                        13,400             595
Capital One Financial Corp.                            22,700           1,873

 106  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Chicago Mercantile Exchange Holdings, Inc.              5,000           1,505
Commerce Bancorp, Inc.                                 15,700             533
Cybersource Corp. (AE)                                 15,296             107
First Data Corp.                                       28,000           1,152
La Quinta Corp. (AE)(o)                                10,600              95
Lakeland Bancorp, Inc.                                  3,655              57
MCF Corp. (AE)                                         19,600              22
McGrath Rentcorp                                        5,100             133
Moody's Corp.                                          15,000             710
Morgan Stanley                                         15,500             822
Paychex, Inc.                                          28,000             977
Pico Holdings, Inc. (AE)                                3,800             114
Prudential Financial, Inc.                              6,980             467
Rewards Network, Inc. (AE)                             12,000              63
Santander BanCorp                                       4,390             123
Universal American Financial Corp. (AE)                 5,400             133
                                                                 ------------
                                                                       13,256
                                                                 ------------

Health Care - 19.1%
Aetna, Inc.                                            11,465             887
Albany Molecular Research, Inc. (AE)                    7,900             123
Alkermes, Inc. (AE)(N)                                  8,900             138
Allergan, Inc.                                         12,000           1,072
Allscripts Healthcare Solutions, Inc. (AE)(N)           8,900             151
Amgen, Inc. (AE)                                       39,330           3,137
Anadys Pharmaceuticals, Inc. (AE)                       6,400              78
Arthrocare Corp. (AE)                                   3,423             125
Bruker BioSciences Corp. (AE)                          20,400              85
Caremark Rx, Inc. (AE)                                 51,335           2,289
Cellegy Pharmaceuticals, Inc. (AE)(N)                  14,300              20
Charles River Laboratories International, Inc.
   (AE)                                                 6,100             297
Cutera, Inc. (AE)                                       6,300             135
DaVita, Inc. (AE)                                      10,100             477
Dendreon Corp. (AE)(N)                                 11,900              70
Digene Corp. (AE)                                       4,600             134
Foxhollow Technologies, Inc. (AE)(N)                    3,100             159
Genentech, Inc. (AE)                                   38,415           3,432
Gentiva Health Services, Inc. (AE)                      9,200             177
Gilead Sciences, Inc. (AE)                             26,085           1,169
GTx, Inc. (AE)(N)                                       9,100             106
HealthTronics, Inc. (AE)                               13,000             167
Hologic, Inc. (AE)                                      3,300             150
Human Genome Sciences, Inc. (AE)                       23,300             341
Idenix Pharmaceuticals, Inc. (AE)(N)                    1,587              40
IRIS International, Inc. (AE)                           6,100              98
Johnson & Johnson                                      82,150           5,254
Kinetic Concepts, Inc. (AE)                             9,400             564
LCA-Vision, Inc.                                        4,001             183
Lifecore Biomedical, Inc. (AE)                          6,700              90
MedImmune, Inc. (AE)                                    5,600             159
Medtronic, Inc.                                        14,100             761
Meridian Bioscience, Inc.                               4,200             105
Nabi Biopharmaceuticals (AE)                           13,842             208
Natus Medical, Inc. (AE)                               10,800             119
Neose Technologies, Inc. (AE)                          16,300              52
Novartis AG - ADR                                       6,400             312
Novavax, Inc. (AE)                                     18,400              18
Omnicare, Inc.                                          6,700             309
Omnicell, Inc. (AE)(N)                                 14,800             125
OraSure Technologies, Inc. (AE)                        10,500             113
Palomar Medical Technologies, Inc. (AE)                 4,500             132
Pfizer, Inc.                                           20,800             551
Rita Medical Systems, Inc. (AE)                        19,500              79
Schering-Plough Corp.                                  35,000             729
St. Jude Medical, Inc. (AE)                            26,250           1,245
Stryker Corp.                                           9,100             492
Symmetry Medical, Inc. (AE)                             1,900              47
Theravance, Inc. (AE)                                   2,683              56
UnitedHealth Group, Inc.                               27,200           1,423
Valeant Pharmaceuticals International                  13,400             264
VistaCare, Inc. Class A (AE)                            6,300             132
WellPoint, Inc. (AE)                                   35,680           2,524
Wright Medical Group, Inc. (AE)                         4,893             127
Wyeth                                                  13,400             613
Zimmer Holdings, Inc. (AE)                             18,100           1,491
                                                                 ------------
                                                                       33,334
                                                                 ------------

Materials and Processing - 2.6%
Cemex SA de CV - ADR                                   10,550             497
Ceradyne, Inc. (AE)                                    12,600             402
DHB Industries, Inc. (AE)                               9,300              71
Dow Chemical Co. (The)                                 10,600             508
Freightcar America, Inc. (AE)                           2,100              66
Housevalues, Inc. (AE)(N)                               6,100             108
Illumina, Inc. (AE)                                     6,300              71
Insituform Technologies, Inc. Class A (AE)             10,200             196
Ladish Co., Inc. (AE)                                   5,000              78
Layne Christensen Co. (AE)                              4,600             107
Lifecell Corp. (AE)                                     8,800             195
Monsanto Co.                                           13,940             939

                                                         Select Growth Fund  107

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Praxair, Inc.                                          18,000             889
Quanta Services, Inc. (AE)                             14,700             155
Symyx Technologies, Inc. (AE)                           6,900             207
Unifi, Inc. (AE)                                       21,400              93
                                                                 ------------
                                                                        4,582
                                                                 ------------

Miscellaneous - 5.6%
Fortune Brands, Inc.                                    8,090             765
General Electric Co.                                  208,978           7,210
Honeywell International, Inc.                          17,900             703
ITT Industries, Inc.                                    4,800             511
Johnson Controls, Inc.                                  6,400             367
Trinity Industries, Inc.                                5,700             211
                                                                 ------------
                                                                        9,767
                                                                 ------------

Other Energy - 1.7%
Baker Hughes, Inc.                                      5,800             328
ENSCO International, Inc.                               4,900             198
EOG Resources, Inc.                                    12,200             746
Grant Prideco, Inc. (AE)                                9,700             311
McMoRan Exploration Co. (AE)                            4,500              80
National-Oilwell Varco, Inc. (AE)                       2,300             120
Newfield Exploration Co. (AE)                          12,400             527
Superior Energy Services, Inc. (AE)                       480              10
Todco Class A (AE)                                      5,600             172
Valero Energy Corp.                                     4,510             373
Westmoreland Coal Co. (AE)                              4,200             117
                                                                 ------------
                                                                        2,982
                                                                 ------------

Producer Durables - 4.2%
American Tower Corp. Class A (AE)                       3,100              71
Applied Materials, Inc.                                90,437           1,670
ARGON ST, Inc. (AE)                                     3,351             117
Boeing Co.                                             27,810           1,836
Caterpillar, Inc.                                      34,080           1,837
Deere & Co.                                             8,000             588
Distributed Energy Systems Corp. (AE)                  14,500             100
General Cable Corp. (AE)                                8,000             133
Herman Miller, Inc.                                    14,000             447
Mykrolis Corp. (AE)                                     7,800             127
Radyne Comstream Corp. (AE)                            11,300             112
Southern Energy Homes, Inc. (AE)                       17,200              98
Stamps.com, Inc. (AE)                                   4,700              84
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 4,300             179
                                                                 ------------
                                                                        7,399
                                                                 ------------

Technology - 23.2%
ACT Teleconferencing, Inc. (AE)                        32,900              21
Actuate Corp. (AE)                                     16,200              35
ADC Telecommunications, Inc. (AE)                      10,285             269
ADTRAN, Inc.                                            8,400             225
Agile Software Corp. (AE)                              36,500             237
Altera Corp. (AE)                                      30,500             667
Alvarion, Ltd. (AE)(N)                                 28,700             273
Apple Computer, Inc. (AE)                              15,924             679
Arrow Electronics, Inc. (AE)                           11,300             339
Autodesk, Inc.                                          3,900             133
Blue Coat Systems, Inc. (AE)                            5,000             165
Bottomline Technologies, Inc. (AE)                      5,700              90
Broadcom Corp. Class A (AE)                            43,330           1,853
Captaris, Inc. (AE)                                    15,100              55
Centillium Communications, Inc. (AE)                   26,526              70
Comverse Technology, Inc. (AE)                          4,800             121
Corning, Inc. (AE)                                     56,115           1,069
Dell, Inc. (AE)                                        38,546           1,560
DRS Technologies, Inc.                                  2,400             125
EMC Corp. (AE)                                         60,647             830
Equinix, Inc. (AE)                                      2,700             120
Formfactor, Inc. (AE)                                   5,200             136
Freescale Semiconductor, Inc. Class B (AE)             12,400             319
Genesis Microchip, Inc. (AE)                           10,700             266
Ibasis, Inc. (AE)                                      19,800              53
Informatica Corp. (AE)                                 24,000             254
Intel Corp.                                            80,830           2,194
International Business Machines Corp.                  13,200           1,102
Intersil Corp. Class A                                 17,000             329
Intuit, Inc. (AE)                                      18,000             864
Juniper Networks, Inc. (AE)(N)                         75,920           1,821
Jupitermedia Corp. (AE)                                12,200             267
M-Systems Flash Disk Pioneers Ltd. (AE)(N)             17,800             460
Macrovision Corp. (AE)                                 14,600             319
Manhattan Associates, Inc. (AE)                         5,100             106
Manugistics Group, Inc. (AE)                           32,000              62
Marvell Technology Group, Ltd. (AE)                    14,520             634
Matrixone, Inc. (AE)                                   55,100             272
Maxim Integrated Products, Inc.                        14,500             607
MEMC Electronic Materials, Inc. (AE)                   10,600             180
Microsoft Corp.                                       284,540           7,287
Motorola, Inc.                                         95,000           2,012
National Semiconductor Corp.                           47,300           1,169
NAVTEQ Corp. (AE)                                      15,000             660
NVIDIA Corp. (AE)(N)                                   32,300             874
O2Micro International, Ltd. (AE)                        9,392             161

 108  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Openwave Systems, Inc. (AE)                             6,800             126
Optimal Group, Inc. Class A (AE)                        4,800             103
Qualcomm, Inc.                                         70,400           2,780
Quest Software, Inc. (AE)                              17,800             254
Redback Networks, Inc. (AE)                            30,020             248
Saba Software, Inc. (AE)                               18,325              79
Safeguard Scientifics, Inc. (AE)                       35,500              48
SanDisk Corp. (AE)                                     46,300           1,566
Selectica, Inc. (AE)                                   13,800              44
Silicon Image, Inc. (AE)                               29,800             352
Supertex, Inc. (AE)                                     4,500             122
Sykes Enterprises, Inc. (AE)                           10,500             108
Texas Instruments, Inc.                                90,131           2,863
Transwitch Corp. (AE)                                  49,800              92
Trident Microsystems, Inc. (AE)                         6,100             199
WatchGuard Technologies, Inc. (AE)                     17,100              75
Witness Systems, Inc. (AE)                              9,500             185
WJ Communications, Inc. (AE)                           13,300              20
                                                                 ------------
                                                                       40,608
                                                                 ------------

Utilities - 1.8%
Alamosa Holdings, Inc. (AE)                            13,400             215
America Movil SA de CV - ADR
   Series L                                            33,444             744
Liberty Global, Inc. Class A (AE)                      22,000           1,044
MDU Communications International, Inc. (AE)            29,200              55
Nextel Communications, Inc. Class A (AE)               25,000             870
Talk America Holdings, Inc. (AE)(N)                    11,400             100
Ubiquitel, Inc. (AE)                                   16,400             150
                                                                 ------------
                                                                        3,178
                                                                 ------------

TOTAL COMMON STOCKS
(cost $141,602)                                                       164,196
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.1%
Frank Russell Investment Company
   Money Market                                     9,469,000           9,469
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  1,200           1,196
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,665)                                                         10,665
                                                                 ------------

OTHER SECURITIES - 6.0%
Frank Russell Investment Company
   Money Market Fund(X)                             3,655,770           3,656
State Street Securities Lending
   Quality Trust(X)                                 6,818,038           6,818
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $10,474)                                                         10,474
                                                                 ------------

TOTAL INVESTMENTS - 106.0%
(identified cost $162,741)                                            185,335

OTHER ASSETS AND LIABILITIES,
NET - (6.0%)                                                          (10,504)
                                                                 ------------

NET ASSETS - 100.0%                                                   174,831
                                                                 ============


           See accompanying notes which are an integral part of the schedules of investments.

                                                         Select Growth Fund  109

FRANK RUSSELL INVESTMENT COMPANY
SELECT GROWTH FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Nasdaq 100 Index
   expiration date 09/05 (21)                               3,384                124

Russell 1000 Growth Index
   expiration date 09/05 (6)                                1,522                 54

S&P 500 E-Mini Index
   expiration date 09/05 (24)                               1,484                 43

S&P 500 Index
   expiration date 09/05 (12)                               3,710                 15
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        236
                                                                     ===============

See accompanying notes which are an integral part of the schedules of investments.

 110  Select Growth Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

COMMON STOCKS - 92.6%
Auto and Transportation - 1.7%
Autoliv, Inc.                                          24,300           1,083
Aviall, Inc. (AE)                                      16,904             572
Burlington Northern Santa Fe Corp.                     17,190             933
CNF, Inc.                                               3,680             190
Fleetwood Enterprises, Inc. (AE)                       34,908             396
Ford Motor Co.                                         69,300             744
Keystone Automotive Industries, Inc. (AE)(N)           16,571             437
United Parcel Service, Inc. Class B                    14,100           1,029
Wabash National Corp.                                   7,831             169
Wabtec Corp.                                           25,394             620
                                                                 ------------
                                                                        6,173
                                                                 ------------

Consumer Discretionary - 12.4%
Accenture, Ltd. Class A (AE)                           55,380           1,387
Administaff, Inc.                                      20,620             528
Advance Auto Parts, Inc. (AE)                          11,800             814
Autozone, Inc. (AE)                                     8,900             867
Best Buy Co., Inc.                                      4,400             337
California Pizza Kitchen, Inc. (AE)                    13,656             418
Copart, Inc. (AE)                                      14,971             366
Corinthian Colleges, Inc. (AE)                         31,291             430
DeVry, Inc. (AE)                                       17,999             358
DiamondCluster International, Inc. (AE)                26,500             252
Gap, Inc. (The)                                        49,740           1,050
Gillette Co. (The)                                      9,400             504
Harrah's Entertainment, Inc.                           49,800           3,921
Hasbro, Inc.                                           39,550             868
Home Depot, Inc.                                       31,700           1,379
J Jill Group, Inc. (The) (AE)                          25,110             409
Jarden Corp. (AE)                                       8,750             336
JC Penney Co., Inc. Holding Co.                        42,700           2,397
Kimberly-Clark Corp.                                   33,460           2,133
Knight-Ridder, Inc.                                    14,900             932
Liberty Media Corp. Class A (AE)                      101,300             890
Limited Brands, Inc.                                   41,100           1,002
Lowe's Cos., Inc.                                       9,160             607
McCormick & Schmick's Seafood Restaurants, Inc.
   (AE)                                                 7,625             139
McDonald's Corp.                                      131,800           4,108
Newell Rubbermaid, Inc.                                36,500             908
Nike, Inc. Class B                                     12,100           1,014
Nordstrom, Inc.                                        20,400             755
PEP Boys-Manny Moe & Jack                              17,695             240
Playboy Enterprises, Inc. Class B (AE)                 23,350             314
Reader's Digest Association, Inc. (The)                19,763             321
Reed Elsevier PLC - ADR                                16,080             593
RR Donnelley & Sons Co.                                35,778           1,290
Sabre Holdings Corp. Class A                           28,200             541
Service Corp. International                            34,306             297
Source Interlink Cos., Inc. (AE)                       22,804             284
Sports Authority, Inc. (The) (AE)(N)                   12,733             405
Thomson - ADR                                          75,500           1,721
Time Warner, Inc. (AE)                                 50,520             860
TJX Cos., Inc.                                         28,410             668
Tribune Co.                                            14,130             516
Viacom, Inc. Class B                                   64,454           2,159
Walt Disney Co.                                        60,930           1,562
Waste Management, Inc.                                 35,900           1,009
Westwood One, Inc.                                     15,252             311
Yum! Brands, Inc.                                      48,600           2,544
                                                                 ------------
                                                                       44,744
                                                                 ------------

Consumer Staples - 5.1%
Alliance One International, Inc.                       36,736             223
Altria Group, Inc.                                     62,620           4,193
American Italian Pasta Co. Class A                     15,803             333
Coca-Cola Co. (The)                                    15,500             678
Coca-Cola Enterprises, Inc.                            48,200           1,133
Colgate-Palmolive Co.                                  21,300           1,128
ConAgra Foods, Inc.                                    40,400             917
Dean Foods Co. (AE)                                    23,700             846
Del Monte Foods Co. (AE)(N)                            33,350             375
Diageo PLC - ADR (N)                                    6,300             351
General Mills, Inc.                                    15,700             744
HJ Heinz Co.                                           49,010           1,803
Kellogg Co.                                            28,540           1,293
Kroger Co. (The) (AE)                                  56,200           1,116
Lance, Inc.                                            14,344             259
Molson Coors Brewing Co. Class B (N)                   11,300             709
Nestle SA - ADR                                         6,170             424
PepsiCo, Inc.                                           9,360             510
Procter & Gamble Co.                                   14,300             795
Sara Lee Corp.                                         29,510             588
                                                                 ------------
                                                                       18,418
                                                                 ------------

Financial Services - 23.1%
Aflac, Inc.                                            11,940             538
AG Edwards, Inc.                                       15,700             695
Allmerica Financial Corp. (AE)                          7,194             281
Allstate Corp. (The)                                   68,190           4,177
American Express Co.                                   28,530           1,569
American International Group, Inc.                     45,000           2,709
AmSouth Bancorp                                        17,900             500

                                                          Select Value Fund  111

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Aon Corp.                                              25,000             636
Bank of America Corp.                                 195,586           8,528
Bank of New York Co., Inc. (The)                       37,900           1,167
Bear Stearns Cos., Inc. (The)                          13,100           1,338
BISYS Group, Inc. (The) (AE)                           25,025             394
Chubb Corp.                                             5,260             467
Cigna Corp.                                            10,100           1,078
Citigroup, Inc.                                       161,840           7,040
Comerica, Inc.                                         12,600             770
Commerce Bancshares, Inc.                               6,700             360
Cullen/Frost Bankers, Inc.                              9,600             481
Dow Jones & Co., Inc.                                  20,600             773
E*Trade Financial Corp. (AE)                           78,800           1,222
Fannie Mae                                             25,330           1,415
Federated Investors, Inc. Class B                      27,000             862
First Data Corp.                                       82,713           3,403
First Industrial Realty Trust, Inc. (o)(N)              9,254             382
Franklin Resources, Inc.                               17,210           1,391
Freddie Mac                                            49,960           3,161
GATX Corp.                                             12,898             488
Genworth Financial, Inc. Class A                       51,100           1,602
Goldman Sachs Group, Inc.                              30,990           3,331
Hartford Financial Services Group, Inc.                25,090           2,021
Huntington Bancshares, Inc.                            39,600             988
Jefferson-Pilot Corp.                                  18,200             913
JPMorgan Chase & Co.                                   88,816           3,121
Kronos, Inc. (AE)                                       7,381             347
Lehman Brothers Holdings, Inc.                          4,870             512
Lincoln National Corp.                                 15,600             753
Loews Corp.                                            11,500             962
MBNA Corp.                                             16,850             424
Mellon Financial Corp.                                 26,680             813
Merrill Lynch & Co., Inc.                              37,080           2,180
Metlife, Inc.                                          70,170           3,448
Montpelier Re Holdings, Ltd. (N)                        9,323             335
Morgan Stanley                                         42,900           2,276
Nationwide Financial Services, Inc. Class A            12,900             511
North Fork Bancorporation, Inc.                        17,400             477
PNC Financial Services Group, Inc.                     31,070           1,703
Providian Financial Corp. (AE)                         57,900           1,094
Prudential Financial, Inc.                             16,900           1,131
South Financial Group, Inc. (The)                      17,200             498
St. Paul Travelers Cos., Inc. (The)                    12,500             551
SunTrust Banks, Inc.                                   25,190           1,832
UBS AG                                                  5,300             434
US Bancorp                                             73,000           2,194
W Holding Co., Inc.                                    29,573             316
Washington Mutual, Inc.                                20,700             879
Wells Fargo & Co.                                      12,080             741
Zions Bancorporation                                   14,700           1,051
                                                                 ------------
                                                                       83,263
                                                                 ------------

Health Care - 9.8%
Abbott Laboratories                                    20,790             969
Amgen, Inc. (AE)                                       42,000           3,349
Baxter International, Inc.                             52,940           2,079
Biogen Idec, Inc. (AE)                                 90,515           3,556
Boston Scientific Corp. (AE)                           94,100           2,724
Coventry Health Care, Inc. (AE)                        12,200             863
Eli Lilly & Co.                                        17,540             988
Gentiva Health Services, Inc. (AE)                     27,455             530
Genzyme Corp. (AE)                                     21,600           1,607
Johnson & Johnson                                      35,100           2,245
KV Pharmaceutical Co. Class A (AE)                     24,859             396
LifePoint Hospitals, Inc. (AE)                          9,893             463
McKesson Corp.                                         10,700             481
Merck & Co., Inc.                                      62,990           1,956
Novartis AG - ADR                                       3,560             173
Par Pharmaceutical Cos., Inc. (AE)(N)                   8,821             207
Pfizer, Inc.                                          137,840           3,653
PolyMedica Corp.                                       10,892             383
PSS World Medical, Inc. (AE)(N)                        42,107             616
Roche Holding AG - ADR                                  2,630             179
Rotech Healthcare, Inc. (AE)                           11,439             267
Sunrise Senior Living, Inc. (AE)(N)                     6,209             329
UnitedHealth Group, Inc.                               37,600           1,966
US Physical Therapy, Inc. (AE)                         15,056             275
WellPoint, Inc. (AE)                                   44,500           3,148
Wyeth                                                  43,110           1,972
                                                                 ------------
                                                                       35,374
                                                                 ------------

Integrated Oils - 5.5%
Chevron Corp.                                          68,982           4,002
ConocoPhillips                                         76,150           4,766
Exxon Mobil Corp.                                     122,110           7,174
Marathon Oil Corp.                                     16,700             975
Total SA - ADR                                         11,450           1,431
Unocal Corp.                                           23,830           1,545
                                                                 ------------
                                                                       19,893
                                                                 ------------

Materials and Processing - 8.4%
Air Liquide SA - ADR                                    5,980             214
Air Products & Chemicals, Inc.                         16,860           1,007
Airgas, Inc.                                           14,729             434
Alcoa, Inc.                                            37,000           1,038
American Standard Cos., Inc.                           47,600           2,108

 112  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Archer-Daniels-Midland Co.                             40,320             925
Avery Dennison Corp.                                   17,700           1,003
Bemis Co.                                              35,800             967
Bowater, Inc.                                          32,820           1,110
Cabot Corp.                                             7,100             245
Chemtura Corp.                                         32,726             515
Dow Chemical Co. (The)                                105,110           5,040
EI du Pont de Nemours & Co.                            47,840           2,042
Engelhard Corp.                                        16,800             482
International Paper Co.                                60,180           1,902
Masco Corp.                                            37,780           1,281
MeadWestvaco Corp.                                     25,900             757
Monsanto Co.                                           26,000           1,752
Nalco Holding Co. (AE)                                 11,260             241
Packaging Corp. of America                             25,300             538
PPG Industries, Inc.                                   20,720           1,347
Praxair, Inc.                                          30,120           1,488
Precision Castparts Corp.                               3,900             351
Rohm & Haas Co.                                        15,900             732
Smurfit-Stone Container Corp. (AE)                     18,200             221
Syngenta AG - ADR                                      31,960             665
United States Steel Corp.                              20,900             891
Valspar Corp.                                          12,800             628
Worthington Industries, Inc.                            7,800             138
                                                                 ------------
                                                                       30,062
                                                                 ------------

Miscellaneous - 3.6%
3M Co.                                                  7,500             563
Brunswick Corp.                                        13,700             638
Fortune Brands, Inc.                                   23,400           2,212
General Electric Co.                                   23,800             821
Hillenbrand Industries, Inc.                           12,100             622
Honeywell International, Inc.                          31,200           1,226
Textron, Inc.                                          20,700           1,535
Tyco International, Ltd.                              101,590           3,095
Vivendi Universal SA - ADR                             65,300           2,075
                                                                 ------------
                                                                       12,787
                                                                 ------------

Other Energy - 3.7%
Burlington Resources, Inc.                             28,900           1,853
Cal Dive International, Inc. (AE)                       7,780             461
Chesapeake Energy Corp.                                79,200           2,068
Cimarex Energy Co. (AE)                                24,400           1,023
Devon Energy Corp.                                     45,740           2,566
Encore Acquisition Co. (AE)                            12,744             402
EOG Resources, Inc.                                    11,800             721
Forest Oil Corp. (AE)                                   9,439             422
Global Industries, Ltd. (AE)                           32,515             319
Hanover Compressor Co. (AE)                            31,057             452
James River Coal Co. (AE)                               8,100             381
Noble Corp.                                             9,400             631
Remington Oil & Gas Corp. (AE)                         14,968             590
Sunoco, Inc.                                            9,200           1,157
Valero Energy Corp.                                     3,200             265
                                                                 ------------
                                                                       13,311
                                                                 ------------

Producer Durables - 6.7%
Ametek, Inc.                                            7,207             297
Applied Signal Technology, Inc.                        13,000             281
BE Aerospace, Inc. (AE)                                32,318             567
C&D Technologies, Inc.                                 29,250             295
Champion Enterprises, Inc. (AE)                        42,396             511
Cognex Corp.                                            9,765             326
Cooper Industries, Ltd. Class A                         7,950             513
Crane Co.                                              13,289             414
Deere & Co.                                            22,990           1,690
Dover Corp.                                            40,900           1,688
Duratek, Inc. (AE)                                     10,458             260
Emerson Electric Co.                                   24,390           1,605
Engineered Support Systems, Inc.                       12,215             452
Esterline Technologies Corp. (AE)                      13,106             560
Garmin, Ltd.                                           11,600             637
General Cable Corp. (AE)                               11,500             191
Hubbell, Inc. Class B                                  19,900             903
IDEX Corp.                                             10,387             454
Illinois Tool Works, Inc.                               8,990             770
Ingersoll-Rand Co. Class A                             12,500             977
Lennar Corp. Class A                                   37,100           2,496
Lockheed Martin Corp.                                  25,110           1,567
Northrop Grumman Corp.                                 25,350           1,406
Park-Ohio Holdings Corp. (AE)                          12,907             262
Pulte Homes, Inc.                                       9,900             927
Sandvik AB - ADR                                        6,100             244
United Technologies Corp.                              61,680           3,127
Varian Semiconductor Equipment Associates, Inc.
   (AE)                                                 7,419             308
WW Grainger, Inc.                                       4,900             305
                                                                 ------------
                                                                       24,033
                                                                 ------------

Technology - 4.8%
ADC Telecommunications, Inc. (AE)                      19,400             507
Analog Devices, Inc.                                    9,450             370
Avid Technology, Inc. (AE)                              7,250             298
Diebold, Inc.                                          11,800             586
Filenet Corp. (AE)                                     10,100             286
General Dynamics Corp.                                 18,800           2,166

                                                          Select Value Fund  113

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Harris Corp.                                           13,200             489
Hewlett-Packard Co.                                    19,500             480
Integrated Device Technology, Inc. (AE)                29,602             342
Intel Corp.                                            90,400           2,453
International Business Machines Corp.                  28,800           2,404
Internet Security Systems, Inc. (AE)                   13,199             301
InterVoice, Inc. (AE)                                  29,131             255
IXYS Corp. (AE)                                        26,440             310
Mantech International Corp. Class A (AE)               15,918             502
McAfee, Inc. (AE)                                      12,600             396
Motorola, Inc.                                         24,100             510
National Semiconductor Corp.                           34,800             860
Oracle Corp. (AE)                                      41,790             567
Scientific-Atlanta, Inc.                                6,800             262
Seagate Technology, Inc.                               33,300             645
Seagate Technology, Inc. (AE)                           1,900              --
Sybase, Inc. (AE)                                      15,484             329
Symantec Corp. (AE)                                    19,200             422
Tellabs, Inc. (AE)                                    101,200             984
Texas Instruments, Inc.                                14,700             467
                                                                 ------------
                                                                       17,191
                                                                 ------------

Utilities - 7.8%
Alltel Corp.                                           37,600           2,500
America Movil SA de CV - ADR
   Series L                                            78,300           1,743
BellSouth Corp.                                        31,800             878
Citizens Communications Co.                            60,300             792
Constellation Energy Group, Inc.                       11,500             692
Dominion Resources, Inc.                               25,530           1,886
Duke Energy Corp.                                      34,400           1,016
Edison International                                   10,600             433
Entergy Corp.                                           4,780             373
Exelon Corp.                                           22,630           1,211
FPL Group, Inc.                                         3,740             161
Northeast Utilities                                    22,200             479
Oneok, Inc.                                            30,710           1,073
PPL Corp.                                              19,430           1,197
Public Service Enterprise Group, Inc.                   6,460             415
SBC Communications, Inc.                               69,800           1,707
Sierra Pacific Resources (AE)                          28,810             374
Sprint Corp.                                          200,820           5,402
TXU Corp.                                               5,740             497
Verizon Communications, Inc.                          115,470           3,953
Vodafone Group PLC - ADR                               46,408           1,199
                                                                 ------------
                                                                       27,981
                                                                 ------------

TOTAL COMMON STOCKS
(cost $280,035)                                                       333,230
                                                                 ------------

SHORT-TERM INVESTMENTS - 6.8%
Frank Russell Investment Company
   Money Market Fund                               23,407,000          23,407
United States Treasury Bills (c)(z)(sec.)
   2.990% due 09/15/05                                  1,100           1,096
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $24,503)                                                         24,503
                                                                 ------------

OTHER SECURITIES - 4.7%
Frank Russell Investment Company Money Market
   Fund (X)                                         5,880,506           5,881
State Street Securities Lending
   Quality Trust (X)                               10,967,187          10,967
                                                                 ------------

TOTAL OTHER SECURITIES
(cost $16,848)                                                         16,848
                                                                 ------------

TOTAL INVESTMENTS - 104.1%
(identified cost $321,386)                                            374,581

OTHER ASSETS AND LIABILITIES,

NET - (4.1%)                                                          (14,838)
                                                                 ------------

NET ASSETS - 100.0%                                                   359,743
                                                                 ============


See accompanying notes which are an integral part of the schedules of investments.

 114  Select Value Fund

FRANK RUSSELL INVESTMENT COMPANY
SELECT VALUE FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands

                                                                       UNREALIZED
                                                     NOTIONAL         APPRECIATION
FUTURES CONTRACTS                                     AMOUNT         (DEPRECIATION)
(NUMBER OF CONTRACTS)                                    $                  $
------------------------------------------------------------------------------------
Long Positions
Russell 1000 Value Index
   expiration date 09/05 (29)                               9,857                212

S&P 500 E-Mini Index
   expiration date 09/05 (100)                              6,184                167

S&P 500 Index
   expiration date 09/05 (28)                               8,658                110
                                                                     ---------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                        489
                                                                     ===============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          Select Value Fund  115

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.
(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(I)   Forward commitment.
(f) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(ffl) In default.
(B)   Illiquid security.
(X) The security is purchased with the cash collateral from the securities loaned.
(N)   All or a portion of the shares of this security are on loan.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

ADR - American Depositary Receipt
ADS - American Depositary Share
CIBOR - Copenhagen Interbank Offered Rate
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
REMIC - Real Estate Mortgage Investment Conduit
STRIP - Separate Trading of Registered Interest and Principal of Securities TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:

   ARS - Argentine peso                    GBP - British pound sterling            PEN - Peruvian nouveau sol
   AUD - Australian dollar                 HKD - Hong Kong dollar                  PHP - Philippine peso
   BRL - Brazilian real                    HUF - Hungarian forint                  PLN - Polish zloty
   CAD - Canadian dollar                   IDR - Indonesian rupiah                 RUB - Russian ruble
   CHF - Swiss franc                       ILS - Israeli shekel                    SEK - Swedish krona
   CLP - Chilean peso                      INR - Indian rupee                      SGD - Singapore dollar
   CNY - Chinese renminbi yuan             ITL - Italian lira                      SKK - Slovakian koruna
   COP - Colombian peso                    JPY - Japanese yen                      THB - Thai baht
   CRC - Costa Rica colon                  KES - Kenyan schilling                  TRL - Turkish lira
   CZK - Czech koruna                      KRW - South Korean won                  USD - United States dollar
   DKK - Danish krone                      MXN - Mexican peso                      VEB - Venezuelan bolivar
   EGP - Egyptian pound                    MYR - Malaysian ringgit                 VND - Vietnamese dong
   EUR - Euro                              NZD - New Zealand dollar                ZAR - South African rand

 116  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on eleven of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to Frank Russell Investment Management Company ("FRIMCo").

   Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of

                                                  Notes to Quarterly Report  117

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. FRIC Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. FRIC Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. FRIC Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Foreign currency translations

   The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

   (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

   (b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

   Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at year-end, as a result of changes in the exchange rates.

   The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

 118  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, swaptions, forwards, structured notes and stripped securities. These instruments offer unique characteristics that assist the Funds in meeting their investment strategies.

   The Funds typically use derivatives in two ways: hedging and return enhancement. The Funds may use a hedging strategy for their cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Foreign currency exchange contracts

   In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Emerging Markets, Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at July 31, 2005, are presented on the Schedule of Investments for the applicable Funds.

   Forward commitments

   The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

   Options

   The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

   When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain

                                                  Notes to Quarterly Report  119

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Funds presented herein may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Funds may enter into swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Swap Agreements

   The Short Duration Bond, Fixed Income I and Fixed Income III Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Funds may enter into several different types of agreements including interest rate, credit default and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a

 120  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Investments in emerging markets

   Investing in emerging markets may involve special risks and considerations for the Emerging Markets Fund not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Written Options Contracts

   Transactions in written options contracts for the period ended July 31, 2005 for the following funds were as follows:

                                                     INTERNATIONAL FUND                           FIXED INCOME I FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          342    $         2,970,126                    206    $           130,230
   Opened                                              2,532             18,553,318                    843                331,393
   Closed                                             (2,851)           (21,432,872)                   (74)               (30,904)
   Expired                                                --                     --                   (739)              (317,106)
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2005                              23    $            90,572                    236    $           113,613
                                         ===================    ===================    ===================    ===================

                                                   FIXED INCOME III FUND                         EMERGING MARKETS FUND
                                         ------------------------------------------    ------------------------------------------
                                              NUMBER OF              PREMIUMS               NUMBER OF              PREMIUMS
                                              CONTRACTS              RECEIVED               CONTRACTS              RECEIVED
   ------------------------------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                          156    $            94,089                    461    $         1,319,478
   Opened                                                533                182,548                  1,648              3,833,353
   Closed                                                (16)               (12,628)                (1,658)            (4,038,396)
   Expired                                              (527)              (207,969)                    --                     --
                                         -------------------    -------------------    -------------------    -------------------
   Outstanding July 31, 2005                             146    $            56,040                    451    $         1,114,435
                                         ===================    ===================    ===================    ===================

                                                                            SHORT DURATION BOND FUND
                                                                   ------------------------------------------
                                                                        NUMBER OF              PREMIUMS
                                                                        CONTRACTS              RECEIVED
   ----------------------------------------------------------------------------------------------------------
   Outstanding October 31, 2004                                                     12    $            13,167
   Opened                                                                           10                  3,009
   Closed                                                                           --                     --
   Expired                                                                         (22)               (16,176)
                                                                   -------------------    -------------------
   Outstanding July 31, 2005                                                        --    $                --
                                                                   ===================    ===================

                                                  Notes to Quarterly Report  121

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Securities Lending

   The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street") in short-term instruments, money market mutual funds and other short-term investments that meet certain quality and diversification requirements. Cash collateral invested in money market funds is included in the Schedules of Investments. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

   Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of July 31, 2005, the value of outstanding securities on loan and the value of collateral is as follows:

                            VALUE OF            VALUE OF CASH
FUNDS                  SECURITIES ON LOAN        COLLATERAL
----------------------------------------------------------------
Equity I               $        28,521,190   $        29,450,984
Equity II                      150,097,863           154,595,599
Equity Q                        34,981,142            36,223,022
International                  299,965,375           315,156,460
Fixed Income I                  64,643,260            66,356,000
Fixed Income III               139,985,712           143,640,043

----------------------------------------------------------------
                            VALUE OF            VALUE OF CASH
FUNDS                  SECURITIES ON LOAN        COLLATERAL
Emerging Markets       $        11,592,809   $        11,973,657
Real Estate
  Securities                   100,378,033            95,516,723
Short Duration Bond              6,755,699             6,919,288
Select Growth                   10,233,035            10,473,809
Select Value                    16,359,158            16,847,694

   As of July 31, 2005, the cash collateral received for the securities on loan are invested as follows:

                                                STATE STREET
                                             SECURITIES LENDING
FUNDS                   FRIC MONEY MARKET       QUALITY TRUST
----------------------------------------------------------------
Equity I               $        10,279,549   $        19,171,435
Equity II                       53,959,932           100,635,667
Equity Q                        12,643,256            23,579,765
International                  110,001,974           205,154,485
Fixed Income I                  23,160,849            43,195,152
Fixed Income III                50,136,013            93,504,030

----------------------------------------------------------------
                                                STATE STREET
                                             SECURITIES LENDING
FUNDS                   FRIC MONEY MARKET       QUALITY TRUST
Emerging Markets       $         4,179,276   $         7,794,381
Real Estate
  Securities                    33,339,085            62,177,638
Short Duration Bond              2,415,103             4,504,185
Select Growth                    3,655,770             6,818,038
Select Value                     5,880,506            10,967,187

   As of July 31, 2005, the non-cash collateral received for the securities on loan in the following funds was:

                                                                    NON-CASH COLLATERAL
      FUNDS                                                                VALUE               NON-CASH COLLATERAL HOLDING
      -------------------------------------------------------------------------------------------------------------------------
      Equity II                                                     $           197,502        Pool of US Government Securities
      International                                                             577,889        Pool of US Government Securities
      Real Estate Securities                                                  7,437,793        Pool of US Government Securities
      Select Growth                                                              99,285        Pool of US Government Securities

 122  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

4. RELATED PARTIES

   The Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses), and a portion of the collateral received from the Investment Company's securities lending program in the Investment Company's Money Market Fund (one of the Funds of the Investment Company not presented herein). As of July 31, 2005, $679,044,704 of the Money Market Fund's net assets represents investments by the Funds presented herein, and $1,061,353,407 represents the investments of other Investment Company Funds not presented herein.

5. FEDERAL INCOME TAXES

   At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                            EQUITY I          EQUITY II           EQUITY Q        INTERNATIONAL
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                  $  1,023,052,964   $    841,398,035   $  1,260,045,868   $  1,744,518,787
                                                        ================   ================   ================   ================
   Unrealized Appreciation                              $    155,381,634   $    179,321,247   $    233,506,446   $    283,566,431
   Unrealized Depreciation                                    (9,902,119)       (11,839,936)       (17,429,107)       (18,757,890)
                                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)           $    145,479,515   $    167,481,311   $    216,077,339   $    264,808,541
                                                        ================   ================   ================   ================

                                                                                                                   REAL ESTATE
                                                         FIXED INCOME I    FIXED INCOME III   EMERGING MARKETS      SECURITIES
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                  $  1,502,780,114   $    812,979,069   $    599,538,525   $  1,103,654,414
                                                        ================   ================   ================   ================
   Unrealized Appreciation                              $        139,480   $      6,021,983   $    226,225,720   $    591,970,688
   Unrealized Depreciation                                      (126,859)        (2,604,287)        (7,844,166)          (458,033)
                                                        ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)           $         12,621   $      3,417,696   $    218,381,554   $    591,512,655
                                                        ================   ================   ================   ================

                                                                  SHORT DURATION
                                                                       BOND          SELECT GROWTH       SELECT VALUE
   --------------------------------------------------------------------------------------------------------------------
   Cost of Investments                                           $  1,226,280,946   $    163,527,863   $    323,003,577
                                                                 ================   ================   ================
   Unrealized Appreciation                                       $        976,233   $     23,175,819   $     56,830,570
   Unrealized Depreciation                                            (12,021,600)        (1,369,087)        (5,252,844)
                                                                 ----------------   ----------------   ----------------
   Net Unrealized Appreciation (Depreciation)                    $    (11,045,367)  $     21,806,732   $     51,577,726
                                                                 ================   ================   ================

                                                  Notes to Quarterly Report  123

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

6. ILLIQUID OR RESTRICTED SECURITIES

   A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if FRIMCo or a money manager determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of July 31, 2005, illiquid securities held by the funds were as follows:

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   International Fund - 0.0%
   Sons of Gwalia, Ltd.                         02/28/03            22,400              2.24                50                --
                                                                                                                  ==============
   Emerging Markets Fund - 0.0%
   Delta Corp.                                  05/16/95         1,113,646              0.39               435               453
   OK Zimbabwe                                  05/16/95         6,402,949              0.02               149                87
                                                                                                                  --------------
                                                                                                                             540
                                                                                                                  ==============

   Restricted securities are subject to contractual limitation on resale, are often issued in private placement transactions, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of July 31, 2005:

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Fixed Income I Fund - 4.2%
   AAA Trust                                    05/11/05         1,036,038            100.00             1,036             1,035
   ABSC NIMs Trust                              07/30/04            93,059             99.61                93                92
   Arcap Reit, Inc.                             09/21/04           420,000            100.97               424               410
   Argent NIM Trust                             03/04/04            28,490             99.99                28                29
   ASIF Global Financing                        05/18/05            90,000             99.82                90                90
   BAE Systems Holdings, Inc.                   12/28/01           785,000            104.76               822               845
   BNP Paribas                                  06/17/05           800,000            100.00               800               794
   Capital Auto Receivables Asset
      Trust                                     05/25/05            62,003            100.00                62                62
   Chalet Finance PLC                           10/08/03         1,190,000            100.00             1,190             1,191
   Countrywide Asset-Backed
      Certificates                              12/21/04           194,226            100.04               194               194
   Countrywide Asset-Backed
      Certificates                              04/27/05           373,537             99.25               371               373
   Countrywide Asset-Backed
      Certificates                              07/27/05         1,750,000            100.00             1,750             1,750
   Credit-Based Asset Servicing and
      Securitization CBO, Ltd.                  03/04/04         2,195,697            100.00             2,196             2,196
   Crest, Ltd.                                  11/25/03         1,710,000            100.00             1,710             1,742
   CWABS, Inc.                                  07/22/05           320,000             99.42               318               318
   DG Funding Trust                             11/04/03                94         10,537.14               990             1,012
   Dresdner Funding Trust I                     04/09/03           335,000             99.88               335               415
   Equifirst Mortgage Loan Trust NIM
      Notes                                     02/02/05           494,581            100.06               495               494
   Equifirst Mortgage Loan Trust NIM
      Notes                                     05/06/05         1,261,692             99.95             1,261             1,259
   Export-Import Bank of China                  07/14/05           365,000             98.80               361               358
   Export-Import Bank of China                  07/14/05           100,000             98.80                99                98
   Export-Import Bank of Korea                  02/03/04           255,000             99.64               254               250
   Fannie Mae                                   05/13/05                 1         89,973.00                90                95
   First Franklin NIMs Trust                    05/20/04            57,844            100.00                58                58
   First Franklin NIMs Trust                    05/20/04           285,000            100.00               285               285
   First Franklin NIMs Trust                    06/03/04            67,194            100.00                67                67

 124  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   First Franklin NIMs Trust                    09/01/04           149,754            100.00               150               150
   First Franklin NIMs Trust                    11/18/04           180,454            100.06               181               180
   First Franklin NIMs Trust                    04/01/05           849,166             99.74               847               846
   Fremont NIMs Trust                           05/20/04            66,235            100.00                66                66
   Fremont NIMs Trust                           02/22/05           687,953             99.61               685               685
   Genentech, Inc.                              07/13/05           890,000             99.94               889               883
   G-Force CDO, Ltd.                            12/08/03           765,000             99.98               765               772
   G-Force LLC                                  02/01/05         1,670,000            100.91             1,685             1,659
   GSAMP Mortgage Loan Trust                    05/20/05         1,765,195            100.19             1,769             1,772
   GSAMP Trust                                  02/27/04            78,001             99.87                78                78
   Harrah's Operating Co., Inc.                 05/19/05         1,080,000             99.49             1,074             1,094
   IndyMac Loan Trust                           10/17/03           290,538            100.00               291               291
   IndyMac Loan Trust                           06/10/04           768,384            100.00               768               768
   JP Morgan Chase Commercial Mortgage
      Securities Corp.                          05/27/05         2,145,000            100.00             2,145             2,145
   Korea Electric Power Corp.                   04/20/04           125,000             98.46               123               125
   Lennar Corp.                                 07/06/05           625,000            101.40               634               629
   Long Beach Asset Holdings Corp.              01/19/05           539,704            100.00               540               539
   Mach One Trust Commercial Mortgage-
      Backed                                    07/12/04         1,350,000            100.96             1,363             1,358
   Mastr Reperforming Loan Trust                03/09/05           925,980            102.39               948               945
   Merrill Lynch Mortgage Investors,
      Inc.                                      01/12/04            30,320             99.74                30                30
   Miller Brewing Co.                           08/06/03           250,000             99.35               248               257
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           315,000            100.55               317               328
   Monumental Global Funding, Ltd.              03/09/05           200,000            100.00               200               200
   Morgan Stanley Capital I                     06/17/04         1,370,000            101.05             1,384             1,394
   Morgan Stanley Capital I                     07/29/05         1,200,000            100.55             1,206             1,207
   Natexis Ambs Co. LLC                         06/24/98           300,000            108.74               326               329
   Newcastle CDO I, Ltd.                        03/11/04           845,000             99.94               845               826
   Novastar NIMs Trust                          01/30/04            31,902            100.00                32                32
   Novastar NIMs Trust                          07/20/04           225,256            100.10               225               224
   Novastar NIMs Trust                          06/21/05           379,940            100.00               380               380
   Option One Mortgage Securities
      Corp. NIMs Trust                          12/08/03            84,332            100.00                84                84
   Petroleum Export, Ltd.                       07/14/05           100,000            100.00               100               100
   Rabobank Capital Funding II                  05/23/05            20,000            101.81                20                20
   Rabobank Capital Funding Trust               05/19/05            40,000            100.78                40                40
   Ramp NIMs Trust                              05/12/05           392,742            100.00               393               393
   Renaissance NIMs Trust                       12/09/03            39,942            100.00                40                40
   Renaissance NIMs Trust                       06/25/04           152,487            100.00               152               152
   Renaissance NIMs Trust                       12/16/04           340,465            100.00               340               340
   Residential Capital Corp.                    06/21/05           525,000             99.71               523               533
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/20/05           300,000            100.90               303               306
   Sharp SP I LLC Net Interest Margin
      Trust                                     02/13/04            41,859             99.99                42                42
   Sharp SP I LLC Net Interest Margin
      Trust                                     03/10/04           132,582             99.99               133               133
   Simon Property Group, LP                     06/01/05         1,220,000             99.26             1,211             1,201
   Simon Property Group, LP                     06/01/05           695,000             99.97               695               684
   SLM Student Loan Trust                       07/22/05         5,050,000            100.00             5,050             5,050
   Systems 2001 AT LLC                          03/08/02           342,810            101.82               349               363

                                                  Notes to Quarterly Report  125

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Telecom Italia Capital SA                    10/19/04           590,000             99.20               585               578
   Telecom Italia Capital SA                    01/26/05         1,340,000             96.46             1,293             1,293
   Tenaska Alabama II Partners, LP              10/09/03           231,790            102.14               237               241
   Tengizchevroil Finance Co.                   11/23/04           245,000            100.30               246               248
   Textron Financial Floorplan Master
      Note Trust                                05/19/05         1,640,000            100.00             1,640             1,640
   TXU Corp.                                    03/31/05           475,000             95.40               453               467
   Wells Fargo Home Equity Trust                10/01/04           142,681             99.99               143               142
   Zurich Capital Trust I                       07/11/00           835,000            105.92               884               899
   Zurich Capital Trust I                       01/10/03           530,000             93.92               498               571
                                                                                                                  --------------
                                                                                                                          51,264
                                                                                                                  ==============
   Fixed Income III Fund - 4.5%
   AAA Trust                                    05/11/05           952,358            100.00               952               951
   ABSC NIMs Trust                              12/18/03            14,228             98.93                14                14
   AIG SunAmerica Global Financing VI           05/02/01           375,000            107.41               403               402
   Alliance Capital Funding LLC                 03/03/04            24,359            101.60                25                24
   Ares Leveraged Investment Fund, LP           12/19/03           280,000             99.46               278               280
   Arlington Street CDO, Ltd.                   06/04/03           886,082            102.46               908               913
   BAE Systems Holdings, Inc.                   12/28/01           800,000            102.95               824               861
   BAE Systems Holdings, Inc.                   07/20/05           285,000            100.00               285               285
   Banco Santander Chile                        01/11/05           195,000             99.82               195               194
   Bear Stearns Commercial Mortgage
      Securities                                04/19/05           265,000            101.72               270               267
   BNP Paribas                                  06/17/05           600,000            100.00               600               595
   Canadian Oil Sands, Ltd.                     08/03/04           140,000             99.93               140               139
   Capital Auto Receivables Asset
      Trust                                     05/25/05            62,003            100.00                62                62
   Chancellor/Triton CBO, Ltd.                  11/12/03           112,840             96.90               109               113
   Citigroup Commercial Mortgage Trust          12/07/04           244,001            100.02               244               244
   Countrywide Asset-Backed
      Certificates                              02/25/04            28,269             99.67                28                28
   Crown Castle Towers LLC                      05/26/05           150,000            100.00               150               148
   Detroit Edison Co.                           02/02/05           130,000             99.82               130               127
   DG Funding Trust                             11/04/03                59         10,537.12               622               635
   Dresdner Funding Trust I                     04/09/03           310,000            106.70               331               384
   El Salvador Government
      International Bond                        06/22/05           250,000             99.70               249               251
   Erac USA Finance Co.                         07/01/02           270,000            106.96               289               288
   Export-Import Bank of China                  07/14/05           100,000             98.80                99                98
   Export-Import Bank of China                  07/14/05           355,000             98.80               351               348
   Export-Import Bank of Korea                  02/03/04           160,000             99.64               159               157
   Farmers Exchange Capital                     01/28/02           250,000             82.23               206               263
   Farmers Exchange Capital                     12/15/04           400,000            105.52               422               420
   Farmers Insurance Exchange                   11/27/02           310,000             74.19               230               376
   Farmers Insurance Exchange                   08/04/04           225,000            100.05               225               229
   FBG Finance, Ltd.                            06/21/05           155,000             99.53               154               152
   Genentech, Inc.                              07/13/05           120,000             99.85               120               119
   Genentech, Inc.                              07/13/05           150,000             99.94               150               149
   Glencore Funding LLC                         05/12/04            95,000             91.72                87                91
   Global Signal Trust                          11/18/04           225,000            100.00               225               220
   GSAA Trust                                   09/16/04            66,739             99.88                67                67
   GSMPS Mortgage Loan Trust                    05/27/04            74,735            107.39                80                79

 126  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   GSMPS Mortgage Loan Trust                    08/30/04           129,404            109.15               141               138
   GSMPS Mortgage Loan Trust                    02/16/05           124,788            108.73               136               136
   GSMPS Mortgage Loan Trust                    03/17/05           219,924            107.33               236               236
   GT Group Telecom, Inc. 2010
      Warrants                                  01/27/00               450             49.90                22                --
   Hanarotelecom, Inc.                          01/25/05           300,000            100.27               301               302
   Hutchison Whampoa International
      03/13, Ltd.                               06/17/03           190,000            105.61               201               203
   Hyatt Equities LLC                           06/12/02           140,000            101.37               142               143
   Intelsat Bermuda, Ltd.                       01/24/05           145,000            100.00               145               148
   Intelsat Bermuda, Ltd.                       01/24/05            90,000            100.00                90                94
   John Hancock Global Funding II               07/29/03           200,000            114.41               229               228
   JP Morgan Chase Commercial Mortgage
      Securities Corp.                          08/04/04           390,662            100.00               391               391
   Juniper CBO, Ltd.                            01/15/04           175,975            102.71               181               179
   Korea Electric Power Corp.                   04/20/04            85,000             98.46                84                85
   LG Electronics, Inc.                         06/10/05            90,000             99.51                90                88
   Liberty Mutual Group                         03/16/04           255,000            108.80               277               261
   Mantis Reef, Ltd.                            10/28/03           200,000            100.00               200               197
   Mastr Reperforming Loan Trust                03/09/05           322,212            107.34               346               345
   Merrill Lynch Mortgage Trust                 06/26/02           185,000             79.23               147               178
   Miller Brewing Co.                           08/06/03           145,000            100.22               145               143
   Miller Brewing Co.                           08/06/03           230,000            100.66               232               236
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           150,000             99.96               150               156
   Mizuho Financial Group Cayman,
      Ltd.                                      02/27/04           280,000            101.51               284               291
   Monumental Global Funding, Ltd.              03/09/05           135,000            100.00               135               135
   Natexis Ambs Co. LLC                         06/24/98           185,000            108.76               201               203
   Nationwide Building Society                  02/16/05           210,000             98.96               208               206
   Nationwide Mutual Insurance Co.              03/20/03           235,000            103.99               244               288
   North Front Pass-Through Trust               12/08/04           500,000            100.69               503               508
   Oil Insurance, Ltd.                          08/19/03           520,000            101.10               526               518
   Pemex Project Funding Master Trust           06/01/05           155,000             98.65               153               150
   Petroleum Export, Ltd.                       07/14/05           100,000            100.00               100               100
   Pinnacle West Energy Corp.                   04/06/05           245,000            100.00               245               245
   Power Contract Financing LLC                 06/11/03           154,213            100.52               155               155
   Power Contract Financing LLC                 06/11/03           165,000            101.22               167               169
   Premium Asset Trust                          01/28/05           245,000             99.97               245               245
   Qwest Corp.                                  06/08/05           300,000            100.00               300               310
   Rabobank Capital Funding II                  11/14/03           260,000            101.53               264               261
   Ras Laffan Liquefied Natural Gas
      Co., Ltd.                                 03/07/01            85,000            111.28                95                99
   Residential Capital Corp.                    06/21/05           220,000             99.71               219               224
   Residential Capital Corp.                    06/21/05           150,000            100.06               150               152
   Residential Capital Corp.                    06/21/05           390,000            100.34               391               406
   Resona Preferred Global Securities
      Cayman, Ltd.                              07/25/05           180,000            101.82               183               184
   Russia Government International
      Bond                                      06/17/02           455,000             80.11               365               504
   Russia Government International
      Bond                                      11/23/04           230,000            101.85               234               255
   Russia Paris Club Participant                04/06/04        30,206,900              0.81               246               262
   Sappi Papier Holding AG                      07/11/02            65,000            104.56                68                67
   Sealed Air Corp.                             07/01/03           195,000             99.77               195               197

                                                  Notes to Quarterly Report  127

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Sharps SP I LLC Net Interest Margin
      Trust                                     01/29/04            10,650            100.00                11                11
   Solar Capital Corp.                          07/27/05           215,000            100.00               215               223
   Solutia, Inc. 2009 Warrants                  07/02/02               450             85.33                38                --
   Southern Peru Copper Corp.                   07/20/05           445,000             99.16               441               441
   Systems 2001 AT LLC                          06/04/01           128,006            102.35               131               137
   Systems 2001 AT LLC                          03/08/02           175,800            101.82               179               186
   Telecom Italia Capital SA                    09/28/04           165,000             99.59               164               159
   Telecom Italia Capital SA                    11/24/04           210,000             97.39               204               203
   Telecom Italia Capital SA                    12/20/04         1,270,000             96.60             1,227             1,226
   Tenaska Alabama II Partners, LP              10/09/03           156,094            100.09               156               162
   Tenaska Alabama Partners, LP                 06/13/05           105,000            100.00               105               109
   Tengizchevroil Finance Co.                   11/23/04           250,000            100.24               251               253
   Texas Genco LLC                              12/08/04           410,000            100.64               413               431
   Twin Reefs Pass-Through Trust                12/07/04           300,000            100.18               301               299
   TXU Corp.                                    11/22/04           570,000             96.74               551               556
   TXU Corp.                                    11/22/04           165,000             96.81               160               161
   TXU Corp.                                    11/22/04           250,000             99.94               250               245
   Williams Gas Pipelines                       01/30/04           200,000            104.24               208               207
   World Financial Properties                   11/08/02           203,830            106.08               216               218
   World Financial Properties                   04/27/05           171,095            108.00               185               183
   Zurich Capital Trust I                       01/10/03           370,000             94.41               349               398
                                                                                                                  --------------
                                                                                                                          25,802
                                                                                                                  ==============
   Emerging Markets Fund - 0.5%
   Far EasTone Telecommunications Co.,
      Ltd. - GDR                                01/12/05            11,000             17.74               195               203
   Holcim Ecuador SA                            07/24/96            10,500             12.67               133               326
   Hyundai Motor Co. - GDR                      09/16/99            13,900             19.92               277               474
   KT&G Corp. - GDR                             01/29/02            53,100              9.28               493             1,067
   NovaTek OAO                                  07/21/05            13,400             16.75               224               275
   Samsung Electronics Co., Ltd. - GDR          05/21/96            10,059              9.43                95             1,874
                                                                                                                  --------------
                                                                                                                           4,219
                                                                                                                  ==============
   Short Duration Bond Fund - 4.2%
   AAA Trust                                    05/11/05         1,673,600            100.00             1,674             1,672
   Allstate Financial Global Funding            01/31/05         4,080,000             96.14             3,922             3,860
   Alter Moneta Receivables LLC                 09/17/03           943,985            100.36               947               937
   Credit Suisse First Boston Mortgage          09/24/02           396,442            100.00               396               399
   DG Funding Trust                             11/04/03               219         10,537.12             2,308             2,358
   GE Corporate Aircraft Financing LLC          10/05/04           779,209            100.00               779               779
   HBOS Treasury Services PLC                   09/11/03         1,000,000             99.88               999               979
   HBOS Treasury Services PLC                   01/06/04           900,000            100.00               900               901
   HBOS Treasury Services PLC                   11/05/04         2,000,000             99.93             1,999             1,959
   Hyundai Auto Receivables Trust               09/18/02           212,270            100.00               212               212
   Metropolitan Life Global Funding I           07/19/04         4,000,000             99.87             3,995             3,948
   New York Life Global Funding                 02/23/04         2,500,000            100.00             2,500             2,501
   Nordstrom Private Label Credit Card
      Master Note Trust                         05/01/02         3,500,000            103.34             3,617             3,521
   PBG Equipment Trust                          06/13/01           867,172            103.51               898               868
   Principal Life Global Funding I              06/03/04         2,000,000            102.52             2,050             2,017
   Principal Life Global Funding I              06/14/05         5,600,000             96.20             5,387             5,351

 128  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

                                                              PRINCIPAL                              COST          MARKET VALUE
   FUND - % OF NET ASSETS                  ACQUISITION        AMOUNT ($)      COST PER UNIT         (000)             (000)
   SECURITIES                                  DATE           OR SHARES             $                 $                 $
   -----------------------------------------------------------------------------------------------------------------------------
   Provident Auto Lease ABS Trust               08/20/03            89,605            103.36                93                90
   Providian Gateway Master Trust               11/16/04         1,200,000             99.94             1,199             1,178
   Railcar Leasing L.L.C.                       06/11/03         1,000,000            116.20             1,162             1,075
   Residential Capital Corp.                    06/22/05         4,150,000            100.25             4,160             4,217
   SACO I, Inc.                                 09/30/04         1,145,478            100.00             1,145             1,146
   SLM Student Loan Trust                       03/05/04         3,000,000            101.85             3,056             2,924
   Susquehanna Auto Lease Trust                 11/19/03           682,800             99.76               681               678
   Susquehanna Auto Lease Trust                 03/24/05         2,000,000            100.00             2,000             2,002
   TIAA Global Markets                          10/26/04         3,625,000            102.98             3,733             3,653
   USAA Capital Corp.                           09/29/04           595,000            102.99               613               593
                                                                                                                  --------------
                                                                                                                          49,818
                                                                                                                  ==============

                                                  Notes to Quarterly Report  129

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov., (iii) at the Securities and Exchange Commission's public reference room, and (iv) on the Fund's website at www.russell.com.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

 130  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)


FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402
253-627-7001
800-787-7354
Fax: 253-591-3495
                                                             36-08-068 (1 07/05)
www.russell.com

                                                FRANK RUSSELL INVESTMENT COMPANY


MONEY MARKET FUNDS


2005 QUARTERLY REPORT


CLASS A AND S SHARES


MONEY MARKET FUND


CLASS S SHARES


US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND




JULY 31, 2005


                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                               Money Market Funds

                                Quarterly Report

                           July 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Money Market Fund....................................................         3

US Government Money Market Fund......................................         7

Tax Free Money Market Fund...........................................         8

Notes to Schedules of Investments....................................        14

Notes to Quarterly Report............................................        15

Shareholder Requests for Additional Information......................        16

Frank Russell Investment Company - Money Market Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc. is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES - 29.7%
Allstate Financial Global Funding (E)                               10,000       3.555          12/20/05            10,005
Allstate Financial Global Funding                                   12,000       6.150          02/01/06            12,143
Allstate Life Global Funding II (E)                                 20,000       3.360          07/08/06            20,006
Bank One Corp.                                                      22,092       7.625          08/01/05            22,092
Bank One NA Illinois (E)                                            14,500       3.700          01/13/06            14,511
Bear Stearns Master Note (E)                                       135,000       3.463          01/03/50           135,000
Citigroup Global Markets (E)                                        10,750       3.863          01/27/06            10,762
Citigroup Global Markets (E)                                        50,000       3.424          03/16/06            50,017
Goldman Sachs Group, Inc. (E)                                       15,000       3.488          12/15/05            14,998
Goldman Sachs Group, Inc. (E)                                       50,000       3.639          03/21/06            50,071
Household Finance Corp. (E)                                         16,000       3.370          08/18/05            16,001
Household Finance Corp.                                             28,110       6.500          01/24/06            28,484
Household Finance Corp.                                              6,460       3.375          02/21/06             6,446
Household Finance Corp.                                              5,696       7.200          07/15/06             5,855
Merrill Lynch & Co., Inc.                                            1,425       6.150          01/26/06             1,442
Merrill Lynch & Co., Inc. (E)                                       15,000       3.889          04/18/06            15,033
Merrill Lynch & Co., Inc. (E)                                       12,027       3.684          05/22/06            12,068
Merrill Lynch & Co., Inc. (E)                                        5,000       3.559          05/26/06             5,012
Morgan Stanley (E)                                                  49,225       3.750          03/27/06            49,324
Morgan Stanley (E)                                                  60,000       3.370          04/03/06            60,000
Morgan Stanley                                                       7,000       6.100          04/15/06             7,106
Morgan Stanley (E)                                                  20,000       3.370          05/03/06            20,001
New York Life Insurance Co. (E)                                     50,000       3.350          11/18/05            50,000
New York Life Insurance Co. (E)                                     35,000       3.330          05/17/06            35,000
Presbyterian Homes & Services Series B2 (E)                         17,024       3.370          12/01/28            17,024
Principal Life Global Funding I (E)                                 50,000       3.480          02/24/06            50,061
Principal Life Income Funding (E)                                   50,000       3.210          05/10/06            50,003
Protective Life Insurance Co. (E)                                   50,000       3.434          11/23/05            50,000
Protective Life US Funding                                          39,405       5.875          08/15/06            40,077
Tango Finance Corp. (E)                                             15,000       3.589          01/17/06            15,001
The Travelers Insurance Co. (E)                                     75,000       3.594          11/10/05            75,000
                                                                                                              ------------

TOTAL CORPORATE BONDS AND NOTES (amortized cost $948,543)                                                          948,543
                                                                                                              ------------

MUNICIPAL BONDS - 0.9%
Illinois Health Facilities Authority Revenue, weekly demand
   (E)(n)                                                           27,300       3.400          01/01/28            27,300
                                                                                                              ------------

TOTAL MUNICIPAL BONDS (amortized cost $27,300)                                                                      27,300
                                                                                                              ------------

REGISTERED INVESTMENT COMPANY FUNDS - 0.0%
Merrill Lynch Premier Institutional Fund                           361,495                                             361
                                                                                                              ------------

TOTAL REGISTERED INVESTMENT COMPANY FUNDS (amortized cost
$361)                                                                                                                  361
                                                                                                              ------------

                                                            Money Market Fund  3

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT - 8.4%
Bank of the West                                                    50,000       3.310          08/08/05            50,000
Bank of the West                                                    50,000       3.370          08/18/05            50,000
Citibank NA                                                         15,900       3.155          08/09/05            15,899
Wilmington Trust Co.                                                25,000       3.160          08/04/05            25,000
Wilmington Trust Co.                                                25,000       3.250          08/09/05            25,000
Wilmington Trust Co.                                                48,600       3.450          09/13/05            48,598
Wilmington Trust Co.                                                24,000       3.580          10/18/05            23,999
Wilmington Trust Co.                                                31,000       3.600          11/01/05            30,995
                                                                                                              ------------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT (amortized cost
$269,491)                                                                                                          269,491
                                                                                                              ------------

DOMESTIC COMMERCIAL PAPER - 50.6%
Atlantis One Funding                                                50,000       3.150          08/04/05            49,987
Barclays US Funding Corp.                                           40,000       3.260          08/31/05            39,891
BTM Capital Corp.                                                   50,000       3.300          08/04/05            49,986
BTM Capital Corp.                                                   50,000       3.300          08/05/05            49,982
BTM Capital Corp.                                                   10,000       3.310          08/05/05             9,996
BTM Capital Corp.                                                   12,000       3.330          08/05/05            11,996
BTM Capital Corp.                                                   10,000       3.360          08/12/05             9,990
BTM Capital Corp.                                                   10,000       3.400          08/18/05             9,984
Central American Bank For Economic Integration                       6,145       3.450          11/14/05             6,083
Co-Op Association of Tractor Dealers - Series A                      1,500       2.980          08/15/05             1,498
Co-Op Association of Tractor Dealers - Series A                      6,000       3.100          08/26/05             5,987
Co-Op Association of Tractor Dealers - Series B                      9,100       2.930          08/01/05             9,100
Co-Op Association of Tractor Dealers - Series B                     17,200       3.150          08/01/05            17,200
Co-Op Association of Tractor Dealers - Series B                     20,700       2.950          08/10/05            20,685
Co-Op Association of Tractor Dealers - Series B                      5,100       2.980          08/15/05             5,094
Co-Op Association of Tractor Dealers - Series B                      5,000       3.300          09/20/05             4,977
Co-Op Association of Tractor Dealers - Series B                      9,500       3.300          09/23/05             9,454
Co-Op Association of Tractor Dealers - Series B                      8,000       3.370          10/14/05             7,945
Co-Op Association of Tractor Dealers - Series B                      9,200       3.330          10/21/05             9,131
Co-Op Association of Tractor Dealers - Series B                     15,300       3.390          11/04/05            15,163
Co-Op Association of Tractor Dealers - Series B                      6,100       3.550          11/29/05             6,028
Co-Op Association of Tractor Dealers - Series B                      5,700       3.600          12/16/05             5,622
Dealers Capital Access Trust                                         1,560       3.310          08/04/05             1,560
Dealers Capital Access Trust                                         1,490       3.360          08/24/05             1,487
Dealers Capital Access Trust                                         6,000       3.430          08/24/05             5,987
Dealers Capital Access Trust                                         5,100       3.440          09/14/05             5,079
Dealers Capital Access Trust                                         9,800       3.480          09/16/05             9,756
Dealers Capital Access Trust                                         9,500       3.540          10/05/05             9,439
Dealers Capital Access Trust                                         5,100       3.720          12/19/05             5,026
Dealers Capital Access Trust                                        16,300       3.650          12/22/05            16,064
Eiffel Funding LLC                                                  10,000       3.310          08/01/05            10,000
Eiffel Funding LLC                                                  25,000       3.440          08/22/05            24,950
Eiffel Funding LLC                                                   8,050       3.470          09/06/05             8,022
Eiffel Funding LLC                                                  25,000       3.480          09/12/05            24,899
Eiffel Funding LLC                                                  25,000       3.480          09/13/05            24,896

 4  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Fairway Finance                                                     28,842       3.310          08/01/05            28,842
Fairway Finance                                                     16,300       3.320          08/05/05            16,294
Fairway Finance                                                     20,139       3.470          09/15/05            20,052
Galleon Capital Corp                                                25,000       3.420          08/26/05            24,941
Giro Balanced Funding Corp.                                         11,000       3.350          08/15/05            10,986
Giro Balanced Funding Corp.                                         47,000       3.360          08/15/05            46,939
Giro Balanced Funding Corp.                                         10,000       3.370          08/15/05             9,987
Giro Balanced Funding Corp.                                         10,622       3.440          08/17/05            10,606
Giro Balanced Funding Corp.                                         50,000       3.350          08/19/05            49,916
Giro Balanced Funding Corp.                                         24,000       3.440          09/27/05            23,869
Gotham Funding Corp.                                                28,900       3.270          08/02/05            28,897
Gotham Funding Corp.                                                35,000       3.210          08/03/05            34,994
Gotham Funding Corp.                                                15,000       3.320          08/04/05            14,996
Gotham Funding Corp.                                                 7,002       3.300          08/09/05             6,997
Gotham Funding Corp.                                                29,000       3.350          08/17/05            28,957
Gotham Funding Corp.                                                 9,500       3.480          09/09/05             9,464
Gotham Funding Corp.                                                24,000       3.520          09/26/05            23,869
HSBC Finance Corp.                                                  44,406       3.310          08/01/05            44,406
Ivory Funding Corp.                                                 25,000       3.200          08/18/05            24,962
Ivory Funding Corp.                                                 10,185       3.430          09/15/05            10,141
Ivory Funding Corp.                                                 16,303       3.580          10/21/05            16,172
Ivory Funding Corp.                                                 13,059       3.590          10/24/05            12,950
Ivory Funding Corp.                                                 19,255       3.590          10/25/05            19,092
Ivory Funding Corp.                                                 12,919       3.620          10/31/05            12,801
Ivory Funding Corp.                                                 12,233       3.510          11/21/05            12,099
Liquid Funding, Ltd.                                                25,000       3.300          08/04/05            24,993
Liquid Funding, Ltd.                                                40,000       3.310          08/09/05            39,971
Lockhart Funding LLC                                                15,000       3.150          08/02/05            14,999
Lockhart Funding LLC                                                45,000       3.330          08/17/05            44,933
Lockhart Funding LLC                                                50,000       3.390          09/06/05            49,831
Lockhart Funding LLC                                                28,200       3.390          09/16/05            28,078
Lockhart Funding LLC                                                 5,000       3.510          10/03/05             4,969
Lockhart Funding LLC                                                10,000       3.585          10/18/05             9,922
Long Lane Master Trust IV                                           44,147       3.480          09/01/05            44,015
Long Lane Master Trust IV                                           30,000       3.750          01/12/06            29,488
L'oreal USA Inc                                                     23,000       3.450          08/29/05            22,938
Louis Dreyfus Corp.                                                  9,900       3.410          08/16/05             9,886
Morgan Stanley                                                       3,971       6.300          01/15/06             4,017
Tango Finance Corp.                                                 34,000       3.200          08/22/05            33,937
Tango Finance Corp.                                                 25,720       3.260          08/30/05            25,652
Tango Finance Corp.                                                 15,850       3.380          09/29/05            15,762
Three Pillars Funding Corp.                                         14,000       3.300          08/01/05            14,000
Three Pillars Funding Corp.                                        100,000       3.310          08/01/05           100,000
Three Pillars Funding Corp.                                          9,825       3.430          08/24/05             9,803
Three Rivers Funding Corp.                                           5,030       3.380          08/15/05             5,023
Three Rivers Funding Corp.                                          18,121       3.400          08/16/05            18,095
Three Rivers Funding Corp.                                          18,896       3.400          08/17/05            18,866
                                                                                                              ------------

TOTAL DOMESTIC COMMERCIAL PAPER (amortized cost $1,615,351)                                                      1,615,351
                                                                                                              ------------

                                                            Money Market Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT - 4.8%
Societe Generale                                                    50,000       3.250          08/31/05            50,000
Societe Generale (Cayman)                                          102,961       3.320          08/01/05           102,961
                                                                                                              ------------

TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT (amortized cost
$152,961)                                                                                                          152,961
                                                                                                              ------------

UNITED STATES GOVERNMENT AGENCIES - 0.2%
AID to INH Portugal Guaranteed Note, weekly demand (LIBOR
   Floater) (E)                                                      7,813       4.094          12/01/17             7,895
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$7,895)                                                                                                              7,895
                                                                                                              ------------

YANKEE CERTIFICATES OF DEPOSIT - 5.4%
Calyon New York                                                    100,000       3.150          08/05/05            99,998
Calyon New York                                                     26,500       3.150          08/08/05            26,500
Credit Suisse First Boston USA, Inc.                                45,400       2.460          10/05/05            45,307
                                                                                                              ------------

TOTAL YANKEE CERTIFICATES OF DEPOSIT (amortized cost
$171,805)                                                                                                          171,805
                                                                                                              ------------

TOTAL INVESTMENTS - 100.0% (amortized cost $3,193,707)(+)                                                        3,193,707

OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                               500
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                              3,194,207
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 6  Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
US GOVERNMENT MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
UNITED STATES GOVERNMENT AGENCIES - 41.4%
Federal Farm Credit Bank Note (E)                                    1,350       3.360          06/20/06             1,350
Federal Home Loan Bank                                               1,000       4.875          08/15/05             1,000
Federal Home Loan Bank (E)                                             600       3.230          06/02/06               600
Federal Home Loan Bank Note                                            125       1.750          08/12/05               125
Federal Home Loan Bank Note                                            150       2.250          09/08/05               150
Federal Home Loan Bank Note                                          2,000       4.210          10/26/05             2,003
Federal Home Loan Mortgage Corp.                                     1,000       1.800          08/04/05             1,000
Federal Home Loan Mortgage Corp.                                       500       1.700          08/12/05               500
Federal Home Loan Mortgage Corp.                                     2,000       2.020          10/14/05             1,993
Federal National Mortgage Association                                2,000       6.550          09/12/05             2,007
Federal National Mortgage Association                                5,000       2.900          02/24/06             4,977
                                                                                                              ------------

TOTAL UNITED STATES GOVERNMENT AGENCIES (amortized cost
$15,705)                                                                                                            15,705
                                                                                                              ------------

TOTAL INVESTMENTS - 41.4% (amortized cost $15,705)                                                                  15,705
                                                                                                              ------------

REPURCHASE AGREEMENTS - 58.5%
Agreement with Lehman Brothers, Inc. and JP Morgan Chase &
   Co. (Tri-party) of $22,198 dated July 29, 2005 at 3.230%
   to be repurchased at $22,199 on August 1, 2005,
   collateralized by: $22,604 par various US Government
   Agency Notes, valued at $22,640                                                                                  22,198
                                                                                                              ------------

TOTAL REPURCHASE AGREEMENTS (identified cost $22,198)                                                               22,198
                                                                                                              ------------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS - 99.9% (cost
$37,903)(+)                                                                                                         37,903

OTHER ASSETS AND LIABILITIES, NET - 0.1%                                                                                34
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 37,937
                                                                                                              ============

           See accompanying notes which are an integral part of the schedules of investments.

                                              US Government Money Market Fund  7

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
SHORT-TERM TAX-EXEMPT OBLIGATIONS - 99.6%
Alabama - 1.9%
Lauderdale County Public Park Recreation Board Revenue
   Bonds, weekly demand (E)                                            600       2.350          12/01/20               600
Spring Hill College Educational Building Authority Revenue
   Bonds, weekly demand (E)                                          1,000       2.320          09/01/24             1,000
                                                                                                              ------------
                                                                                                                     1,600
                                                                                                              ------------
Alaska - 1.1%
City of Valdez Alaska Revenue Bonds, weekly demand (E)                 900       2.320          07/01/37               900
                                                                                                              ------------
Arizona - 0.4%
Maricopa County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                            305       2.340          04/15/30               305
                                                                                                              ------------
California - 1.8%
CSUCI Financing Authority Revenue Bonds, annual demand (E)             500       1.600          08/01/31               500
GAF Tax Exempt Bond Grantor Trust, monthly demand (E)                1,000       2.800          10/01/12             1,000
                                                                                                              ------------
                                                                                                                     1,500
                                                                                                              ------------
Colorado - 6.3%
Colorado Health Facilities Authority Revenue Bonds, weekly
   demand (E)                                                          500       2.500          10/01/30               500
Colorado Housing & Finance Authority Revenue Bonds, weekly
   demand (E)                                                          500       2.360          02/15/28               500
Denver City & County Colorado Revenue Bonds, weekly demand
   (E)                                                               3,185       2.340          12/01/29             3,185
Superior Metropolitan District No. 1 Revenue Bonds, annual
   demand (E)(u)                                                     1,000       2.300          12/01/20             1,000
                                                                                                              ------------
                                                                                                                     5,185
                                                                                                              ------------
Delaware - 1.9%
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   300       2.350          05/01/15               300
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   815       2.330          12/01/15               815
Delaware State Economic Development Authority Revenue Bonds,
   weekly demand (E)                                                   450       2.400          12/01/15               450
                                                                                                              ------------
                                                                                                                     1,565
                                                                                                              ------------
District of Columbia - 0.7%
District of Columbia Revenue Bonds, weekly demand (E)                  600       2.450          12/01/23               600
                                                                                                              ------------
Florida - 3.1%
Florida Housing Finance Corp. Revenue Bonds, weekly demand
   (E)                                                               2,215       2.360          07/01/35             2,215
Fort Pierce Florida Revenue Bonds, weekly demand (E)                   300       2.350          10/01/17               300
                                                                                                              ------------
                                                                                                                     2,515
                                                                                                              ------------
Georgia - 3.4%
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                           65       2.350          03/01/17                65
Gwinnett County Development Authority Revenue Bonds, weekly
   demand (E)                                                          900       2.350          03/01/21               900
Gwinnett County Hospital Authority Revenue Bonds, weekly
   demand (E)(u)                                                       100       2.350          07/01/32               100
Macon-Bibb County Hospital Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,750       2.350          08/01/18             1,750
                                                                                                              ------------
                                                                                                                     2,815
                                                                                                              ------------

 8  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Illinois - 7.3%
Belleville Illinois Revenue Bonds, weekly demand (E)                   500       2.370          12/01/08               500
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                   100       2.350          11/01/25               100
Illinois Educational Facilities Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       2.350          11/01/32             1,000
Illinois Finance Authority Revenue Bonds, weekly demand
   (E)(u)                                                              845       2.320          02/01/19               845
Illinois Finance Authority Revenue Bonds, weekly demand (E)            800       2.450          04/01/21               800
Illinois Finance Authority Revenue Bonds, weekly demand (E)            700       2.450          08/01/26               700
Oakbrook Terrace Illinois Revenue Bonds, weekly demand (E)           2,100       2.850          12/01/25             2,100
                                                                                                              ------------
                                                                                                                     6,045
                                                                                                              ------------
Iowa - 0.5%
Iowa Finance Authority Revenue Bonds, weekly demand (E)(u)             100       2.350          07/01/26               100
Iowa Finance Authority Revenue Bonds, weekly demand (E)                130       2.350          11/01/32               130
Iowa Higher Education Loan Authority Revenue Bonds, weekly
   demand (E)                                                          200       2.350          03/01/30               200
                                                                                                              ------------
                                                                                                                       430
                                                                                                              ------------
Kansas - 3.5%
City of Salina Kansas Revenue Bonds, weekly demand (E)(u)            1,350       2.540          12/01/14             1,350
Kansas Development Finance Authority Revenue Bonds, weekly
   demand (E)(u)                                                     1,000       2.350          05/15/26             1,000
Prairie Village Kansas Revenue Bonds, weekly demand (E)                250       2.340          11/01/30               250
University of Kansas Hospital Authority Revenue Bonds,
   weekly demand (E)(u)                                                300       2.300          09/01/34               300
                                                                                                              ------------
                                                                                                                     2,900
                                                                                                              ------------
Kentucky - 2.5%
County of Jefferson Kentucky Revenue Bonds, weekly demand
   (E)                                                               1,700       2.350          10/01/19             1,700
Lexington-Fayette Urban County Government Revenue Bonds,
   annual demand (E)(u)                                                380       2.750          04/01/15               380
                                                                                                              ------------
                                                                                                                     2,080
                                                                                                              ------------
Louisiana - 2.1%
Louisiana Public Facilities Authority Revenue Notes                  1,690       3.000          10/20/05             1,695
                                                                                                              ------------
Maryland - 0.8%
County of Montgomery Maryland, monthly demand (E)                      641       3.320          04/01/14               641
                                                                                                              ------------
Michigan - 7.2%
Lansing Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                            1,450       3.150          05/01/12             1,450
Leelanau County Economic Development Corp., semi-annual
   demand (E)                                                          140       3.000          06/15/06               140
Michigan State Job Development Authority Revenue Bonds,
   monthly demand (E)                                                1,900       2.400          11/01/14             1,900
Michigan Strategic Fund Revenue Bonds, semi-annual demand
   (E)                                                                  90       2.650          10/15/05                90
Michigan Strategic Fund Revenue Bonds, weekly demand (E)(u)          1,100       2.300          06/01/31             1,100
Northville Township Economic Development Corp. Revenue
   Bonds, weekly demand (E)                                            500       2.420          05/01/14               500
Oakland County Economic Development Corp. Revenue Bonds,
   semi-annual demand (E)                                              725       2.500          08/01/15               725
                                                                                                              ------------
                                                                                                                     5,905
                                                                                                              ------------

                                                   Tax Free Money Market Fund  9

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Minnesota - 2.3%
City of Minneapolis Minnesota Revenue Bonds, weekly demand
   (E)                                                                 500       2.400          05/01/26               500
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (u)                                                   200       2.330          05/01/22               200
St. Paul Housing & Redevelopment Authority Revenue Bonds,
   weekly demand (E)                                                 1,155       2.490          08/01/25             1,155
                                                                                                              ------------
                                                                                                                     1,855
                                                                                                              ------------
Missouri - 5.2%
Clayton Industrial Development Authority Revenue Bonds,
   weekly demand (E)                                                 1,000       2.470          01/01/09             1,000
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    200       2.300          06/01/26               200
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)(u)                                 100       2.350          08/15/28               100
Missouri State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    200       2.350          10/01/24               200
St. Charles County Industrial Development Authority Revenue
   Bonds, weekly demand (E)                                          2,300       2.400          12/01/27             2,300
University of Missouri Revenue Bonds, weekly demand                    500       1.120          11/01/32               500
                                                                                                              ------------
                                                                                                                     4,300
                                                                                                              ------------
Multi-State and Other - 0.6%
Greystone Revenue Bond Certificate Trust Series 1998-1 Class
   SR (e)                                                              500       2.480          05/01/28               500
                                                                                                              ------------

New Jersey - 2.5%
Dumont New Jersey Notes                                              2,075       3.625          04/06/06             2,084
                                                                                                              ------------

New York - 3.5%
Albany Industrial Development Agency Revenue Bonds, weekly
   demand (E)                                                          380       2.440          07/01/32               380
Herkimer County Industrial Development Agency Revenue Bonds,
   weekly demand (E)(u)                                              1,270       2.420          12/01/14             1,270
Marlboro Central School District General Obligation
   Unlimited Notes                                                   1,200       3.750          04/13/06             1,207
                                                                                                              ------------
                                                                                                                     2,857
                                                                                                              ------------
North Carolina - 0.3%
North Carolina Medical Care Commission Revenue Bonds, weekly
   demand (E)(u)                                                       240       2.350          11/15/09               240
                                                                                                              ------------

Ohio - 6.4%
American Municipal Power-Ohio, Inc. Revenue Notes                      580       2.850          03/31/06               580
Clermont County Ohio Revenue Bonds, semi-annual demand (E)           1,400       2.900          05/01/12             1,400
Stark County Ohio Revenue Bonds, semi-annual demand (E)              1,465       2.500          09/01/15             1,465
Stark County Ohio Revenue Bonds, weekly demand (E)                   1,685       1.300          09/15/16             1,685
University of Toledo Revenue Bonds, weekly demand (E)(u)               100       2.300          06/01/32               100
                                                                                                              ------------
                                                                                                                     5,230
                                                                                                              ------------
Oklahoma - 1.2%
Tulsa County Industrial Authority Revenue Bonds, annual
   demand (E)                                                        1,000       2.950          05/15/17             1,000
                                                                                                              ------------

 10  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Pennsylvania - 0.7%
City of Philadelphia Pennsylvania Revenue Bonds, weekly
   demand (E)                                                          100       2.350          06/15/23               100
Pennsylvania Higher Educational Facilities Authority Revenue
   Bonds, annual demand                                                500       1.950          11/01/31               500
                                                                                                              ------------
                                                                                                                       600
                                                                                                              ------------
Rhode Island - 2.6%
Rhode Island Economic Development Corp. Revenue Bonds,
   weekly demand (E)(u)                                              2,165       2.320          07/01/23             2,165
                                                                                                              ------------

South Carolina - 1.2%
Three Rivers Solid Waste Authority Revenue Notes, weekly
   demand                                                            1,000       3.875          06/01/06             1,005
                                                                                                              ------------

Tennessee - 5.7%
Franklin County Health & Educational Facilities Board
   Revenue Bonds, semi-annual demand (E)                             1,375       2.350          09/01/10             1,375
Knox County Health Educational & Housing Facilities Board
   Revenue Bonds, weekly demand (E)                                    320       2.350          03/01/19               320
Knox County Industrial Development Board Revenue Bonds,
   weekly demand (E)                                                 1,900       2.900          12/01/14             1,900
Wilson County Industrial Development Board, weekly demand
   (E)                                                               1,100       2.350          07/01/26             1,100
                                                                                                              ------------
                                                                                                                     4,695
                                                                                                              ------------
Texas - 7.9%
City of Houston Texas General Obligation, Ltd., weekly
   demand (E)(u)                                                     2,420       2.360          03/01/19             2,420
Gulf Coast Waste Disposal Authority Revenue Bonds, weekly
   demand (E)                                                          490       2.370          12/01/08               490
Harris County Health Facilities Development Corp. Revenue
   Bonds, weekly demand (E)(u)                                       1,600       2.320          10/01/29             1,600
State of Texas Notes                                                 2,000       3.000          08/31/05             2,002
                                                                                                              ------------
                                                                                                                     6,512
                                                                                                              ------------
Vermont - 2.9%
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)(u)                                 126       2.420          08/01/05               126
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                  1,340       2.470          06/01/22             1,340
Vermont Educational & Health Buildings Financing Agency
   Revenue Bonds, weekly demand (E)                                    390       2.470          06/01/27               390
Vermont Industrial Development Authority Revenue Bonds,
   monthly demand (E)(u)                                               545       2.450          12/01/13               545
                                                                                                              ------------
                                                                                                                     2,401
                                                                                                              ------------
Virginia - 1.5%
Harrisonburg Redevelopment & Housing Authority Revenue
   Bonds, weekly demand (E)                                            700       2.370          02/01/07               700
Virginia Public Building Authority Revenue Bonds, weekly
   demand (E)(u)                                                       500       2.360          08/01/19               500
                                                                                                              ------------
                                                                                                                     1,200
                                                                                                              ------------

                                                  Tax Free Money Market Fund  11

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                               PRINCIPAL                          DATE
                                                               AMOUNT ($)         RATE             OF            VALUE
                                                               OR SHARES           %           MATURITY#           $
--------------------------------------------------------------------------------------------------------------------------
Washington - 1.6%
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)(u)                                                100       2.320          08/01/19               100
Washington State Housing Finance Commission Revenue Bonds,
   weekly demand (E)                                                 1,255       2.400          08/01/24             1,255
                                                                                                              ------------
                                                                                                                     1,355
                                                                                                              ------------
West Virginia - 3.8%
Marshall County West Virginia Revenue Bonds, weekly demand
   (E)                                                               1,000       2.500          03/01/26             1,000
West Virginia State Hospital Finance Authority Revenue
   Bonds, weekly demand (E)(u)                                       2,100       2.390          12/01/25             2,100
                                                                                                              ------------
                                                                                                                     3,100
                                                                                                              ------------
Wisconsin - 5.2%
Delavan Darien School District Revenue Notes                         1,000       3.000          08/26/05             1,001
Milwaukee Redevelopment Authority Revenue Bonds, weekly
   demand (E)                                                          500       2.400          07/01/21               500
Sturgeon Bay School District Revenue Notes                           1,000       2.090          10/26/05             1,000
Wisconsin Health & Educational Facilities Authority Revenue
   Bonds, weekly demand (E)(u)                                         200       2.350          12/01/32               200
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                    200       2.350          11/01/17               200
Wisconsin State Health & Educational Facilities Authority
   Revenue Bonds, weekly demand (E)                                  1,340       2.370          08/15/30             1,340
                                                                                                              ------------
                                                                                                                     4,241
                                                                                                              ------------

TOTAL SHORT-TERM TAX-EXEMPT OBLIGATIONS (cost $82,021)                                                              82,021
                                                                                                              ------------

TOTAL INVESTMENTS - 99.6% (identified cost $82,021)(+)                                                              82,021

OTHER ASSETS AND LIABILITIES, NET - 0.4%                                                                               320
                                                                                                              ------------

NET ASSETS - 100.0%                                                                                                 82,341
                                                                                                              ============

See accompanying notes which are an integral part of the schedules of investments.

 12  Tax Free Money Market Fund

FRANK RUSSELL INVESTMENT COMPANY
TAX FREE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

----------------------------------------------------------------------------
QUALITY RATINGS AS A % OF VALUE
P-1/A-1; MIG1/SP-1/F1 or equivalent                                 100%
                                                                    ===

ECONOMIC SECTOR EMPHASIS AS A % OF VALUE
Industrial Revenue Bond                                              20
Non-Profit                                                           16
Multi-Family Housing Bond                                            12
Hospital                                                             11
Nursing Home                                                          8
Education (colleges and universities)                                 6
Electric                                                              6
Local General Obligation                                              4
School District                                                       4
Airport                                                               3
Bond Anticipation Notes                                               3
Asset-Backed                                                          2
Annual Appropriation                                                  1
Revenue                                                               1
Single Family Housing Bond                                            1
Special Tax                                                           1
Water and Sewer                                                       1
                                                                    ---
                                                                    100%
                                                                    ===

           See accompanying notes which are an integral part of the schedules of investments.

                                                  Tax Free Money Market Fund  13

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO SCHEDULES OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

FOOTNOTES:

(E) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(u)   Bond is insured by a guarantor.
(ae) Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.
(+) The identified cost for Federal income tax purpose is the same as shown above.
(n)   Taxable security.
(a) Multi-State bond issue including Alabama, California, Colorado, Connecticut, Florida, Georgia, Illinois, Indiana, Kansas, Kentucky, Massachusetts, New Hampshire, New Jersey, New York, Ohio, Oklahoma, Pennsylvania, South Carolina, Texas, and Virginia.
(e) Multi-State bond issue including Arkansas, Florida, Georgia, Kansas, Kentucky, Tennessee, and Virginia.
# All securities with a maturity date greater than thirteen months have a demand feature or an optional or mandatory put, or are pre-refunded, resulting in an effective maturity of thirteen months or less. Additionally, all daily and weekly demand securities are backed by direct payment of letters of credit.
(B)   Illiquid security.
(p) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate

A-1 - A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's for commercial paper obligations. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus (+) sign. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

F-1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; (may have an added "+" to denote any exceptionally strong credit feature.)

MIG1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the markets for refinancing.

P-1 - The highest tax-exempt rating given by Moody's Investor Services to commercial paper with a "superior capacity for repayment."

SP-1 - The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

 14  Notes to Schedules of Investments

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on three of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

   Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

   Repurchase agreements

   The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's money manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fed wire closing time remains at least equal to 102% of the repurchase price. The money manager will notify the seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. RELATED PARTIES

   The Investment Company Funds are permitted to invest their cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Money Market, US Government Money Market, and Tax Free Money Market Funds. As of July 31, 2005, $1,844,777,111, $4,256,000, and
   $20,390,848, respectively, represents the investments of other Investment Company Funds not presented herein, including the Russell Investment Funds. The Russell Investment Funds employ the same investment adviser as Frank Russell Investment Company. In addition, a portion of the collateral received from the Investment Company's securities lending program in the amount of $800,000,000 is invested in the Money Market Fund.

                                                   Notes to Quarterly Report  15

FRANK RUSSELL INVESTMENT COMPANY
MONEY MARKET FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, (iii) at the Securities and Exchange Commission's public reference room, and (iv) on the Fund's website at www.russell.com.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

 16  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)


FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-070 (1 07/05)

                                                FRANK RUSSELL INVESTMENT COMPANY


LIFEPOINTS(R) FUNDS


2005 QUARTERLY REPORT


CLASS A, C, D, E, AND S SHARES


EQUITY AGGRESSIVE STRATEGY FUND

AGGRESSIVE STRATEGY FUND

BALANCED STRATEGY FUND

MODERATE STRATEGY FUND

CONSERVATIVE STRATEGY FUND



CLASS D, E, AND S SHARES


2010 STRATEGY FUND

2020 STRATEGY FUND

2030 STRATEGY FUND

2040 STRATEGY FUND


JULY 31, 2005


                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                              LifePoints(R) Funds

                                Quarterly Report

                           July 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Equity Aggressive Strategy Fund......................................         3

Aggressive Strategy Fund.............................................         4

Balanced Strategy Fund...............................................         5

Moderate Strategy Fund...............................................         6

Conservative Strategy Fund...........................................         7

2010 Strategy Fund...................................................         8

2020 Strategy Fund...................................................         9

2030 Strategy Fund...................................................        10

2040 Strategy Fund...................................................        11

Notes to Quarterly Report............................................        12

Shareholder Requests for Additional Information......................        16

Frank Russell Investment Company - LifePoints Funds

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
EQUITY AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.8%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Domestic Equities - 70.6%
Diversified Equity Fund                             6,145,598         277,781
Quantitative Equity Fund                            7,118,586         277,411
Real Estate Securities Fund                         1,373,624          68,791
Special Growth Fund                                 1,159,746          63,427
                                                                 ------------
                                                                      687,410
                                                                 ------------

International Equities - 29.2%
Emerging Markets Fund                               2,990,967          49,889
International Securities Fund                       3,721,779         234,882
                                                                 ------------
                                                                      284,771
                                                                 ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $780,677)                                            972,181

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              1,683
                                                                 ------------

NET ASSETS - 100.0%                                                   973,864
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                              Equity Aggressive Strategy Fund  3

FRANK RUSSELL INVESTMENT COMPANY
AGGRESSIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 19.9%
Multistrategy Bond Fund                            40,646,652         426,383
                                                                 ------------

Domestic Equities - 56.7%
Diversified Equity Fund                            10,661,721         481,910
Quantitative Equity Fund                           12,347,120         481,167
Real Estate Securities Fund                         2,621,152         131,267
Special Growth Fund                                 2,137,419         116,895
                                                                 ------------
                                                                    1,211,239
                                                                 ------------

International Equities - 23.1%
Emerging Markets Fund                               5,269,160          87,890
International Securities Fund                       6,419,876         405,159
                                                                 ------------
                                                                      493,049
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $1,824,293)                                        2,130,671

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              6,076
                                                                 ------------

NET ASSETS - 100.0%                                                 2,136,747
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 4  Aggressive Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
BALANCED STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 39.8%
Diversified Bond Fund                              27,460,474         649,715
Multistrategy Bond Fund                            62,285,506         653,375
                                                                 ------------
                                                                    1,303,090
                                                                 ------------

Domestic Equities - 40.9%
Diversified Equity Fund                            11,366,568         513,769
Quantitative Equity Fund                           13,153,104         512,576
Real Estate Securities Fund                         3,345,857         167,561
Special Growth Fund                                 2,638,964         144,325
                                                                 ------------
                                                                    1,338,231
                                                                 ------------

International Equities - 19.0%
Emerging Markets Fund                               6,060,314         101,086
International Securities Fund                       8,273,747         522,156
                                                                 ------------
                                                                      623,242
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $2,829,263)                                        3,264,563

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              9,992
                                                                 ------------

NET ASSETS - 100.0%                                                 3,274,555
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                       Balanced Strategy Fund  5

FRANK RUSSELL INVESTMENT COMPANY
MODERATE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 59.3%
Diversified Bond Fund                               9,601,029         227,160
Short Duration Bond Fund                           14,725,833         276,551
                                                                 ------------
                                                                      503,711
                                                                 ------------

Domestic Equities - 29.3%
Diversified Equity Fund                             2,052,556          92,776
Quantitative Equity Fund                            2,370,380          92,374
Real Estate Securities Fund                           698,449          34,978
Special Growth Fund                                   522,059          28,551
                                                                 ------------
                                                                      248,679
                                                                 ------------

International Equities - 11.1%
International Securities Fund                       1,488,870          93,963
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $767,095)                                            846,353

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                              2,696
                                                                 ------------

NET ASSETS - 100.0%                                                   849,049
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 6  Moderate Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
CONSERVATIVE STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.9%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 80.0%
Diversified Bond Fund                               4,788,241         113,290
Short Duration Bond Fund                           15,849,022         297,644
                                                                 ------------
                                                                      410,934
                                                                 ------------

Domestic Equities - 16.9%
Diversified Equity Fund                               787,748          35,606
Quantitative Equity Fund                              911,924          35,538
Real Estate Securities Fund                           311,360          15,593
                                                                 ------------
                                                                       86,737
                                                                 ------------

International Equities - 3.0%
International Securities Fund                         246,413          15,551
                                                                 ------------

TOTAL INVESTMENTS - 99.9%
(identified cost $482,767)                                            513,222

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                                643
                                                                 ------------

NET ASSETS - 100.0%                                                   513,865
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                   Conservative Strategy Fund  7

FRANK RUSSELL INVESTMENT COMPANY
2010 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.6%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 55.1%
Diversified Bond Fund                                  37,885             896
Multistrategy Bond Fund                                16,914             177
Short Duration Bond Fund                               46,669             877
                                                                 ------------
                                                                        1,950
                                                                 ------------

Domestic Equities - 31.7%
Diversified Equity Fund                                 9,514             430
Quantitative Equity Fund                               11,037             430
Real Estate Securities Fund                             2,993             150
Special Growth Fund                                     2,081             114
                                                                 ------------
                                                                        1,124
                                                                 ------------

International Equities - 12.8%
Emerging Markets Fund                                   1,582              26
International Securities Fund                           6,797             429
                                                                 ------------
                                                                          455
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $3,476)                                                3,529

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                 14
                                                                 ------------

NET ASSETS - 100.0%                                                     3,543
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 8  2010 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2020 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 45.0%
Diversified Bond Fund                                  42,519           1,006
Multistrategy Bond Fund                                66,114             694
Short Duration Bond Fund                               20,293             381
                                                                 ------------
                                                                        2,081
                                                                 ------------

Domestic Equities - 37.8%
Diversified Equity Fund                                15,001             678
Quantitative Equity Fund                               17,396             678
Real Estate Securities Fund                             4,383             219
Special Growth Fund                                     3,150             172
                                                                 ------------
                                                                        1,747
                                                                 ------------

International Equities - 16.9%
Emerging Markets Fund                                   6,235             104
International Securities Fund                          10,740             678
                                                                 ------------
                                                                          782
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $4,525)                                                4,610

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                 14
                                                                 ------------

NET ASSETS - 100.0%                                                     4,624
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                           2020 Strategy Fund  9

FRANK RUSSELL INVESTMENT COMPANY
2030 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.6%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 36.1%
Diversified Bond Fund                                  23,340             552
Multistrategy Bond Fund                                65,779             690
                                                                 ------------
                                                                        1,242
                                                                 ------------

Domestic Equities - 43.9%
Diversified Equity Fund                                13,140             594
Quantitative Equity Fund                               15,242             594
Real Estate Securities Fund                             3,562             178
Special Growth Fund                                     2,615             143
                                                                 ------------
                                                                        1,509
                                                                 ------------

International Equities - 19.6%
Emerging Markets Fund                                   6,567             110
International Securities Fund                           8,956             565
                                                                 ------------
                                                                          675
                                                                 ------------

TOTAL INVESTMENTS - 99.6%
(identified cost $3,335)                                                3,426

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                 14
                                                                 ------------

NET ASSETS - 100.0%                                                     3,440
                                                                 ============

See accompanying notes which are an integral part of the schedules of investments.

 10  2030 Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY
2040 STRATEGY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Bonds - 28.0%
Diversified Bond Fund                                  12,720             301
Multistrategy Bond Fund                                71,695             752
                                                                 ------------
                                                                        1,053
                                                                 ------------

Domestic Equities - 50.4%
Diversified Equity Fund                                16,684             754
Quantitative Equity Fund                               19,349             754
Real Estate Securities Fund                             4,198             210
Special Growth Fund                                     3,136             172
                                                                 ------------
                                                                        1,890
                                                                 ------------

International Equities - 21.3%
Emerging Markets Fund                                   8,095             135
International Securities Fund                          10,518             664
                                                                 ------------
                                                                          799
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $3,636)                                                3,742

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                 13
                                                                 ------------

NET ASSETS - 100.0%                                                     3,755
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                          2040 Strategy Fund  11

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on nine of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). Frank Russell Investment Management Company ("FRIMCo"), the Funds' investment adviser, may modify the target asset allocation for any Fund and modify the selection of Underlying Funds for any Fund from time to time. From time to time, each Fund may adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table below:

                                                                      ASSET ALLOCATION TARGETS
                                    ---------------------------------------------------------------------------------------------
                                    EQUITY AGGRESSIVE      AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
   ASSET CLASS/UNDERLYING FUNDS       STRATEGY FUND      STRATEGY FUND      STRATEGY FUND      STRATEGY FUND      STRATEGY FUND
---------------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity Fund            29%                23%                16%                11%                 7%
         Special Growth Fund                 6                  5                  4                  3                 --
         Quantitative Equity Fund           29                 23                 16                 11                  7
         Real Estate Securities
           Fund                              7                  6                  5                  4                  3
      International Equities
         International Securities
           Fund                             24                 19                 16                 11                  3
         Emerging Markets Fund               5                  4                  3                 --                 --
   Bonds
         Diversified Bond Fund              --                 --                 20                 27                 22
         Short Duration Bond Fund           --                 --                 --                 33                 58
         Multistrategy Bond Fund            --                 20                 20                 --                 --
                                           ---                ---                ---                ---                ---
                                           100                100                100                100                100

 12  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Each of the Funds listed in the table below allocates its assets by investing in a combination of Class S of the Underlying Funds. The allocation of these Funds' assets to the Underlying Funds in which it invests will become more conservative over time. Currently, FRIMCo will manage each Fund according to its target asset allocation strategy, and will not trade actively among Underlying Funds or attempt to capture short-term market opportunities. However, from time to time, FRIMCo may modify the target asset allocation for any Fund and/or the Underlying Funds in which a Fund invests. Each Fund expects that the amounts it allocates to each Underlying Fund will generally vary only within 10% of the percentages specified below:

                                                                          ASSET ALLOCATION TARGETS
                                                -----------------------------------------------------------------------------
                                                      2010                2020                2030                2040
         ASSET CLASS/UNDERLYING FUNDS             STRATEGY FUND       STRATEGY FUND       STRATEGY FUND       STRATEGY FUND
-----------------------------------------------------------------------------------------------------------------------------
   Equities
      US Equities
         Diversified Equity Fund                        12%                 15%                 17%                 20%
         Special Growth Fund                             3                   4                   4                   5
         Quantitative Equity Fund                       12                  15                  17                  20
         Real Estate Securities Fund                     4                   5                   5                   6
      International Equities
         International Securities Fund                  12                  15                  17                  17
         Emerging Markets Fund                           1                   2                   3                   4
   Bonds
         Diversified Bond Fund                          26                  21                  16                   8
         Short Duration Bond Fund                       25                   8                  --                  --
         Multistrategy Bond Fund                         5                  15                  21                  20
                                                       ---                 ---                 ---                 ---
                                                       100                 100                 100                 100

   Investment Objectives of the Underlying Funds:

   Diversified Equity Fund

   Seeks to provide long term capital growth.

   Special Growth Fund

   Seeks to provide long term capital growth.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   Real Estate Securities Fund

   Seeks to provide current income and long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Diversified Bond Fund

   Seeks to provide current income and the preservation of capital.

   Short Duration Bond Fund

   Seeks to provide current income and preservation of capital with a focus on short duration securities.

                                                   Notes to Quarterly Report  13

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Multistrategy Bond Fund

   Seeks to provide current income and capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of these schedules of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Funds value their portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the

 14  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                    EQUITY AGGRESSIVE      AGGRESSIVE          BALANCED           MODERATE         CONSERVATIVE
                                        STRATEGY            STRATEGY           STRATEGY           STRATEGY           STRATEGY
   ------------------------------------------------------------------------------------------------------------------------------
   Cost of Investments              $    835,843,246    $  1,854,786,109   $  2,890,055,638   $    778,025,688   $    485,535,530
                                    ================    ================   ================   ================   ================
   Unrealized Appreciation          $    136,337,482    $    275,885,062   $    374,507,140   $     70,152,270   $     30,247,469
   Unrealized Depreciation                        --                  --                 --         (1,824,878)        (2,560,604)
                                    ----------------    ----------------   ----------------   ----------------   ----------------
   Net Unrealized Appreciation
      (Depreciation)                $    136,337,482    $    275,885,062   $    374,507,140   $     68,327,392   $     27,686,865
                                    ================    ================   ================   ================   ================

                                                      2010                 2020                 2030                 2040
                                                    STRATEGY             STRATEGY             STRATEGY             STRATEGY
   -----------------------------------------------------------------------------------------------------------------------------
   Cost of Investments                          $       3,475,577    $       4,525,165    $       3,334,681    $       3,636,388
                                                =================    =================    =================    =================
   Unrealized Appreciation                      $          62,878    $          91,770    $          93,903    $         106,547
   Unrealized Depreciation                                 (9,061)              (6,751)              (2,284)              (1,233)
                                                -----------------    -----------------    -----------------    -----------------
   Net Unrealized Appreciation (Depreciation)   $          53,817    $          85,019    $          91,619    $         105,314
                                                =================    =================    =================    =================

                                                   Notes to Quarterly Report  15

FRANK RUSSELL INVESTMENT COMPANY
LIFEPOINTS(R) FUNDS

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, (iii) at the Securities and Exchange Commission's public reference room, and (iv) on the Fund's website at www.russell.com.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling (800) 787-7354.

 16  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-071 (1 07/05)

                                                FRANK RUSSELL INVESTMENT COMPANY



TAX-MANAGED GLOBAL EQUITY FUND


2005 QUARTERLY REPORT


CLASS C AND S SHARES


TAX-MANAGED GLOBAL EQUITY FUND




JULY 31, 2005


                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                         Tax-Managed Global Equity Fund

                                Quarterly Report

                           July 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Quarterly Report............................................         4

Shareholder Requests for Additional Information......................         7

Frank Russell Investment Company - Tax-Managed Global Equity Fund

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
INVESTMENTS - 99.7%
Other Frank Russell
   Investment Company Series
   Mutual Funds - Class S Shares

Domestic Equities - 74.5%
Quantitative Equity Fund                              149,475           5,825
Tax-Managed Large Cap Fund                          1,583,986          29,272
Tax-Managed Mid & Small Cap Fund                      691,448           8,774
                                                                 ------------
                                                                       43,871
                                                                 ------------

International Equities - 25.2%
Emerging Markets Fund                                 179,471           2,994
International Securities Fund                         188,245          11,880
                                                                 ------------
                                                                       14,874
                                                                 ------------

TOTAL INVESTMENTS - 99.7%
(identified cost $41,940)                                              58,745

OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                                154
                                                                 ------------

NET ASSETS - 100.0%                                                    58,899
                                                                 ============

           See accompanying notes which are an integral part of the schedules of investments.

                                                      Schedule of Investments  3

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund allocates its assets by investing in a combination of Class S shares of other of the Investment Company's Funds (the "Underlying Funds"). Frank Russell Investment Management Company ("FRIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and modify the selection of Underlying Funds for the Fund from time to time. From time to time, the Fund may adjust its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table below:

                                            ASSET ALLOCATION
       ASSET CLASS/UNDERLYING FUNDS             TARGETS
------------------------------------------------------------
   Equities
      US Equities
         Tax-Managed Large Cap Fund                50%
         Tax-Managed Mid & Small Cap Fund          15
         Quantitative Equity Fund                  10
      International Equities
         International Securities Fund             20
         Emerging Markets Fund                      5
                                                  ---
                                                  100

   Investment Objectives of the Underlying Funds:

   Tax-Managed Large Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Tax-Managed Mid & Small Cap Fund

   Seeks to provide long term capital growth on an after-tax basis.

   Quantitative Equity Fund

   Seeks to provide long term capital growth.

   International Securities Fund

   Seeks to provide long term capital growth.

   Emerging Markets Fund

   Seeks to provide long term capital growth.

   Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) 787-7354.

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of this schedule of investments in conformity with GAAP requires management to make estimates

 4  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Fund values its portfolio securities, the shares of the Underlying Funds, at the current net asset value per share of each Underlying Fund.

   The Underlying Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the date of purchase, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

   Ordinarily, the Underlying Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Underlying Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

   - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Underlying Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes reflects fair value. The use of fair value pricing by an Underlying Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Underlying Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Underlying Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Underlying Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Underlying Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Underlying Fund (and each Fund which invests in such Underlying Fund) when the Underlying Funds deem that the particular event or circumstance would materially affect such Underlying Fund's net asset value. Underlying Funds that invest primarily in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Underlying Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Underlying Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such

                                                    Notes to Quarterly Report  5

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

   Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes an Underlying Fund which invests in foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

   Investment income

   Distributions of income and capital gains from the Underlying Funds are recorded on the ex-dividend date.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. FEDERAL INCOME TAXES

   At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     54,464,196
                                          ================
   Unrealized Appreciation                $             --
   Unrealized Depreciation                       4,281,093
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $      4,281,093
                                          ================

 6  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
TAX-MANAGED GLOBAL EQUITY FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, (iii) at the Securities and Exchange Commission's public reference room, and (iv) on the Fund's website at www.russell.com.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

Financial Statements of the Underlying Funds can be obtained at no charge by calling (800) 787-7354.

                              Shareholder Requests for Additional Information  7

(FRANK RUSSELL LOGO)

FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-092 (1 07/05)

                                                FRANK RUSSELL INVESTMENT COMPANY


RUSSELL FUNDS


2005 QUARTERLY REPORT


CLASS A AND B SHARES


RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND




JULY 31, 2005


                                                            (FRANK RUSSELL LOGO)

Frank Russell Investment Company

Frank Russell Investment Company is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds.

Frank Russell Investment Management Company

Responsible for overall management and administration of the Funds.

                                  [Blank Page]

                        Frank Russell Investment Company

                 Russell Multi-Manager Principal Protected Fund

                                Quarterly Report

                           July 31, 2005 (Unaudited)

                               Table of Contents

                                                                            Page
Schedule of Investments..............................................         3

Notes to Schedule of Investments.....................................         6

Notes to Quarterly Report............................................         7

Shareholder Requests for Additional Information......................        12

Frank Russell Investment Company - Russell Multi-Manager Principal Protected
Fund

Copyright (c) Frank Russell Company 2005. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

                                  [Blank Page]

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
COMMON STOCKS - 31.3%
Auto and Transportation - 0.3%
FedEx Corp.                                             1,130              95
Union Pacific Corp.                                       973              69
United Parcel Service, Inc. Class B                       690              50
                                                                 ------------
                                                                          214
                                                                 ------------
Consumer Discretionary - 4.2%
Accenture, Ltd. Class A (AE)                            3,440              86
Avon Products, Inc.                                     2,300              75
Carnival Corp.                                          2,790             146
eBay, Inc. (AE)                                         2,320              97
Electronic Arts, Inc. (AE)                              2,470             142
Gap, Inc. (The)                                         5,590             118
Gillette Co. (The)                                      2,401             129
IAC/InterActiveCorp (AE)                                1,254              34
Interpublic Group of Cos., Inc. (The) (AE)              5,110              64
Kimberly-Clark Corp.                                    1,384              88
Nike, Inc. Class B                                      1,593             134
PETsMART, Inc.                                          3,200              95
RadioShack Corp.                                          906              21
Staples, Inc.                                           6,480             148
Target Corp.                                            3,370             198
TJX Cos., Inc.                                          6,010             141
Tribune Co.                                             1,960              72
Univision Communications, Inc. Class A (AE)             3,300              93
Viacom, Inc. Class B                                    4,160             139
Wal-Mart Stores, Inc.                                   3,790             187
Walt Disney Co.                                        10,070             258
Waste Management, Inc.                                  2,673              75
Yahoo!, Inc. (AE)                                       2,740              92
                                                                 ------------
                                                                        2,632
                                                                 ------------
Consumer Staples - 2.9%
Altria Group, Inc.                                      2,830             189
Campbell Soup Co.                                       2,012              62
Clorox Co.                                              1,094              61
Coca-Cola Co. (The)                                     1,600              70
Colgate-Palmolive Co.                                   5,620             298
CVS Corp.                                               2,329              72
Diageo PLC - ADR                                          820              46
HJ Heinz Co.                                            1,928              71
Kraft Foods, Inc. Class A                               4,567             140
Kroger Co. (The) (AE)                                   6,171             122
PepsiCo, Inc.                                           5,387             294
Procter & Gamble Co.                                    7,337             408
                                                                 ------------
                                                                        1,833
                                                                 ------------

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------

Financial Services - 5.5%
Aflac, Inc.                                             1,168              53
American Express Co.                                    3,380             186
American International Group, Inc.                      8,641             520
Automatic Data Processing, Inc.                         2,546             113
Bank of America Corp.                                   9,774             426
Bank of New York Co., Inc. (The)                        4,188             129
Chubb Corp.                                               216              19
Cigna Corp.                                               289              31
Citigroup, Inc.                                         4,274             186
Franklin Resources, Inc.                                  490              39
Golden West Financial Corp.                             1,140              74
Goldman Sachs Group, Inc.                               2,555             275
Hartford Financial Services Group, Inc.                 1,390             112
JPMorgan Chase & Co.                                    8,972             315
Legg Mason, Inc.                                        1,985             203
Lehman Brothers Holdings, Inc.                          1,400             147
Marshall & Ilsley Corp.                                   822              38
Mellon Financial Corp.                                  1,183              36
SLM Corp.                                               3,300             170
Wachovia Corp.                                            516              26
Wells Fargo & Co.                                       5,440             334
                                                                 ------------
                                                                        3,432
                                                                 ------------

Health Care - 5.2%
Abbott Laboratories                                     5,660             264
Amgen, Inc. (AE)                                        3,530             281
Baxter International, Inc.                              3,306             130
Boston Scientific Corp. (AE)                            4,380             127
Bristol-Myers Squibb Co.                                1,862              46
Eli Lilly & Co.                                         4,260             240
Genzyme Corp. (AE)                                      1,650             123
Gilead Sciences, Inc. (AE)                              3,340             150
GlaxoSmithKline PLC - ADR                               1,476              70
Guidant Corp.                                           1,236              85
Johnson & Johnson                                       5,030             322
MedImmune, Inc. (AE)                                    2,334              66
Medtronic, Inc.                                         3,860             208
Merck & Co., Inc.                                       1,823              57
Novartis AG - ADR                                       2,695             131
Pfizer, Inc.                                            6,546             173
Roche Holding AG - ADR                                  1,260              86
Schering-Plough Corp.                                   2,627              55
Teva Pharmaceutical Industries, Ltd. - ADR                403              13

                               Russell Multi-Manager Principal Protected Fund  3

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
Wyeth                                                  10,015             458
Zimmer Holdings, Inc. (AE)                              1,720             142
                                                                 ------------
                                                                        3,227
                                                                 ------------

Integrated Oils - 1.7%
Chevron Corp.                                             894              52
ConocoPhillips                                          4,720             296
Exxon Mobil Corp.                                      11,156             655
Total SA - ADR                                            570              71
                                                                 ------------
                                                                        1,074
                                                                 ------------

Materials and Processing - 1.8%
Barrick Gold Corp.                                      1,924              47
Dow Chemical Co. (The)                                  2,580             124
EI du Pont de Nemours & Co.                             1,987              85
Fluor Corp.                                               836              53
International Paper Co.                                 4,131             130
Masco Corp.                                             4,280             145
Monsanto Co.                                            3,571             241
Newmont Mining Corp.                                    2,977             112
Praxair, Inc.                                           4,049             200
                                                                 ------------
                                                                        1,137
                                                                 ------------
Miscellaneous - 0.5%
Eaton Corp.                                               420              27
General Electric Co.                                    4,155             143
Honeywell International, Inc.                           1,625              64
Tyco International, Ltd.                                1,960              60
                                                                 ------------
                                                                          294
                                                                 ------------

Other Energy - 1.8%
Baker Hughes, Inc.                                      1,729              98
El Paso Corp.                                           3,187              38
EOG Resources, Inc.                                     2,000             122
GlobalSantaFe Corp.                                       900              40
Halliburton Co.                                         4,190             235
Noble Corp.                                             4,170             280
Schlumberger, Ltd.                                      1,480             124
Transocean, Inc. (AE)                                   3,200             181
                                                                 ------------
                                                                        1,118
                                                                 ------------

Producer Durables - 1.9%
Boeing Co.                                                198              13
Caterpillar, Inc.                                       3,792             204
Deere & Co.                                             1,643             121
Emerson Electric Co.                                    1,146              75
Illinois Tool Works, Inc.                                 870              75
Lockheed Martin Corp.                                   3,560             222
Pall Corp.                                              1,274              39
Parker Hannifin Corp.                                   1,628             107

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
United Technologies Corp.                               5,000             254
Xerox Corp. (AE)                                        3,559              47
                                                                 ------------
                                                                        1,157
                                                                 ------------

Technology - 4.0%
Amdocs, Ltd. (AE)                                       3,210              95
Analog Devices, Inc.                                    4,355             171
Apple Computer, Inc. (AE)                               2,480             106
Cisco Systems, Inc. (AE)                               11,400             218
Dell, Inc. (AE)                                         7,250             293
Electronic Data Systems Corp.                           1,310              27
EMC Corp. (AE)                                         26,533             363
General Dynamics Corp.                                    664              77
Hewlett-Packard Co.                                     3,132              77
International Business Machines Corp.                   2,127             178
Microsoft Corp.                                         5,102             131
Motorola, Inc.                                          5,615             119
Oracle Corp. (AE)                                      19,620             266
Qualcomm, Inc.                                          2,720             107
Raytheon Co.                                            1,632              64
Symantec Corp. (AE)                                     3,979              87
Texas Instruments, Inc.                                 1,400              45
Xilinx, Inc.                                            3,210              91
                                                                 ------------
                                                                        2,515
                                                                 ------------

Utilities - 1.5%
Ameren Corp.                                              474              26
BellSouth Corp.                                         2,093              58
Comcast Corp. Special Class A (AE)                      2,648              79
Entergy Corp.                                             550              43
Exelon Corp.                                            2,010             108
SBC Communications, Inc.                                4,356             107
Southern Co. (The)                                        526              18
Sprint Corp.                                            9,794             264
Verizon Communications, Inc.                            3,097             106
Vodafone Group PLC - ADR                                3,882             100
                                                                 ------------
                                                                          909
                                                                 ------------

TOTAL COMMON STOCKS
(cost $16,128)                                                         19,542
                                                                 ------------

 4  Russell Multi-Manager Principal Protected Fund

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SCHEDULE OF INVESTMENTS, CONTINUED -- JULY 31, 2005 (UNAUDITED)

Amounts in thousands (except share amounts)

                                                  PRINCIPAL         MARKET
                                                  AMOUNT ($)        VALUE
                                                  OR SHARES           $
-----------------------------------------------------------------------------
LONG-TERM DEBT OBLIGATIONS - 60.9%
United States Government Treasuries - 60.9%
United States Treasury
   Principal Only STRIP
   Zero coupon due 02/15/08                            34,070          30,788
   Zero coupon due 05/15/08                             8,115           7,256
                                                                 ------------

TOTAL LONG-TERM DEBT OBLIGATIONS
(cost $39,169)                                                         38,044
                                                                 ------------

SHORT-TERM INVESTMENTS - 7.9%
Frank Russell Investment Company
   Money Market Fund                                  271,000             271
Frank Russell Investment Company
   US Government Money Market Fund                  4,256,000           4,256
United States Treasury Bills (c)(z)(sec.)
   3.005% due 09/15/05                                    380             379
                                                                 ------------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,906)                                                           4,906
                                                                 ------------

TOTAL INVESTMENTS - 100.1%
(identified cost $60,203)                                              62,492

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                              (45)
                                                                 ------------

NET ASSETS - 100.0%                                                    62,447
                                                                 ============

                                                                   UNREALIZED
                                                   NOTIONAL       APPRECIATION
FUTURES CONTRACTS                                   AMOUNT       (DEPRECIATION)
(NUMBER OF CONTRACTS)                                 $                $
-------------------------------------------------------------------------------
Long Positions
S&P 500 Index
   expiration date 09/05 (11)                           3,401               16

United States Treasury 2 Year Notes
   expiration date 09/05 (3)                              619               (1)

United States Treasury 5 Year Notes
   expiration date 09/05 (3)                              322               (1)
                                                                  ------------

Total Unrealized Appreciation (Depreciation) on
   Open Futures Contracts                                                   14
                                                                  ============

           See accompanying notes which are an integral part of the schedules of investments.

                               Russell Multi-Manager Principal Protected Fund  5

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO SCHEDULE OF INVESTMENTS -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
FOOTNOTES:

(AE)  Nonincome-producing security.
(o)   Real Estate Investment Trust (REIT).
(sec.)Held as collateral in connection with futures contracts purchased (sold)
      or options written by the Fund.
(z)   Rate noted is yield-to-maturity from date of acquisition.
(c)   At amortized cost, which approximates market.

ABBREVIATIONS:

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
ADS - American Depositary Share
CMO - Collateralized Mortgage Obligation
GDS - Global Depositary Share
LIBOR - London Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
STRIP - Separate Trading of Registered Interest and Principal of Securities

 6  Notes to Schedule of Investments

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
1. ORGANIZATION

   Frank Russell Investment Company (the "Investment Company" or "FRIC") is a series investment company with 34 different investment portfolios referred to as Funds. This Quarterly Report reports on one of these Funds. The Investment Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended and restated master trust agreement dated August 19, 2002. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest at a $.01 par value per share.

   The Fund has an Offering Period, a Guarantee Period and a Post Guarantee Period. Shares of the Fund were offered during the Offering Period but are not offered during the Guarantee Period, except in connection with reinvestment of distributions and dividends. Shares of the Fund will be offered on a continuous basis during the Post Guarantee Period without the principal protection feature. During the Guarantee Period, the Fund seeks some capital growth, while seeking to preserve principal. As of July 31, 2005, the Fund's allocation to equity securities was approximately 30% and the Fund's allocation to fixed income securities was approximately 70% of total net assets. Provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed by a shareholder, the Fund guarantees that the amount distributed, if any, to each shareholder at the end of the Guarantee Period will be no less than the value of that shareholder's investment as of the inception of the Guarantee Period less certain expenses. Certain extraordinary expenses which are not covered by the Expense Limitation Agreement, such as litigation and other expenses not incurred in the ordinary course of the Fund's business, will reduce the Guarantee Amount. The Fund's Guarantee is backed by an unconditional and irrevocable financial guarantee from Ambac Assurance Corporation ("Ambac"), a financial guarantor and an operating subsidiary of Ambac Financial Group, Inc., pursuant to a financial guarantee insurance policy issued by Ambac for the benefit of the shareholders of the Fund. The Fund pays to Ambac a fee equal to 0.75% per annum of the average daily net assets of the Fund during the Guarantee Period for providing the financial guarantee insurance policy. If the value of a shareholder's account is less than the Guaranteed Amount on the Guarantee Maturity Date, the Fund will be unable to meet its obligations under the Guarantee. If the Fund is unable to meet its obligations under the Guarantee on the Guarantee Maturity Date, the insurance policy requires Ambac to pay the Fund an amount sufficient to ensure that all shareholders would be able to redeem their shares on the Guarantee Maturity Date for an amount equal to their respective Guaranteed Amounts on the Guarantee Maturity Date. During the Post Guarantee Period, which will commence immediately following the Guarantee Period, the Fund seeks long-term growth of capital through investments primarily in common stocks and other equity securities. The following table presents the time periods of the Fund's three phases:

   Offering Period                    01/21/03 - 02/27/03
   Guarantee Period                   03/03/03 - 03/03/08
   Post Guarantee Period
     Commencement                     03/04/08

2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of this Quarterly Report. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of this schedule of investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Quarterly Report. Actual results could differ from those estimates.

   Security valuation

   The Fund values portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation. Debt obligation securities maturing within 60 days of the date of purchase are priced using the amortized cost method of valuation, unless the Board determines that amortized cost does not represent market value of short-term debt obligations.

                                                    Notes to Quarterly Report  7

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   Ordinarily, the Fund values each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

   - US listed equities; equity and fixed income options: Last sale price; last bid price if no sales;

   - US over-the-counter equities: Official closing price; last bid price if no closing price;

   - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

   - Municipal bonds, US bonds: Evaluated bid price; broker quote if no evaluated bid price;

   - Futures: Settlement price.

   - Investments in other mutual funds are valued at their net asset value per share, calculated at the close of business.

   - Short-term investments purchased by the Fund and maturing within 60 days of the date of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

   - The value of swap agreements is equal to the Fund's obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

   If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Fund will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Fund's Board of Trustees believes reflects fair value. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

   This policy is intended to assure that the Fund's net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for the Fund when the Fund deems that the particular event or circumstance would materially affect the Fund's net asset value. Investments in frequently traded exchange listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster or an armed conflict.

   Investment transactions

   Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular Fund.

   Investment income

   Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

   Derivatives

   To the extent permitted by the investment objectives, restrictions and policies set forth in the Fund's Prospectus and Statement of Additional Information, the Fund may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps,

 8  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Fund in meeting its investment strategies.

   The Fund typically uses derivatives in two ways: hedging and return enhancement. The Fund may use a hedging strategy for its cash reserves to achieve a strategy of being fully invested by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities, as appropriate, and/or derivatives. Hedging is also used by the Fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist the Fund in meeting its investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

   Options

   The Fund may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market.

   When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security.

   If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

   The Fund's use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

   Futures Contracts

   The Fund utilizes futures contracts to manage allocations between equity and fixed-income weightings. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to market risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

   Index Swap Agreements

   The Fund may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Fund or to effect investment transactions consistent with the Fund's investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index). Amounts paid to and received from the swap counterparties representing capital appreciation and

                                                    Notes to Quarterly Report  9

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties.

   Interest Rate Swap Agreements

   The Fund may enter into interest rate swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

   The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. The net amount of the excess, if any, of the Fund's obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

   Guarantees

   In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

3. INVESTMENT TRANSACTIONS

   Securities Lending

   The Investment Company has a securities lending program whereby the Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (US currency), US Government or US Government agency obligations as collateral against the loaned securities. To the extent that a loan is collateralized by cash, such collateral is invested by the securities lending agent, State Street Bank and Trust Company ("State Street"), in short-term instruments, money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. The collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of US securities) or 105% (for non-US securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. There were no outstanding securities on loan and no income was earned on securities lending as of July 31, 2005.

4. RELATED PARTIES

   The Fund is permitted to invest its cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the Investment Company's Money Market Fund and US Government Money Market Fund (collectively the "Money Market Funds") (two of the Funds of the Investment Company not presented herein). As of July 31, 2005, $271,000 of

 10  Notes to Quarterly Report

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

NOTES TO QUARTERLY REPORT, CONTINUED -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------

   the Money Market Fund's net assets represents investments by this Fund and $1,740,398,111 represents the investments of other FRIC Funds not presented herein. As of July 31, 2005, $4,256,000 of the US Government Money Market Fund's net assets represents investment by this Fund.

5. FEDERAL INCOME TAXES

   At July 31, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

   Cost of Investments                    $     60,314,272
                                          ================
   Unrealized Appreciation                $      3,476,436
   Unrealized Depreciation                      (1,298,793)
                                          ----------------
   Net Unrealized Appreciation
      (Depreciation)                      $      2,177,643
                                          ================

                                                   Notes to Quarterly Report  11

FRANK RUSSELL INVESTMENT COMPANY
RUSSELL MULTI-MANAGER PRINCIPAL PROTECTED FUND

SHAREHOLDER REQUESTS FOR ADDITIONAL INFORMATION -- JULY 31, 2005 (UNAUDITED)

--------------------------------------------------------------------------------
As a courtesy to our Fund shareholders, a complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available
(i) free of charge, upon request, by calling the Fund at (800) 787-7354, (ii) on the Securities and Exchange Commission's website at www.sec.gov, (iii) at the Securities and Exchange Commission's public reference room, and (iv) on the Fund's website at www.russell.com.

The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. A description of the P&P, Guidelines and Portfolio Holdings Disclosure Policy are contained in the Funds' Statement of Additional Information ("SAI"). The SAI is available (i) free of charge, upon request, by calling the Fund at
(800) 787-7354, and (ii) on the Securities and Exchange Commission's website at www.sec.gov.

 12  Shareholder Requests for Additional Information

(FRANK RUSSELL LOGO)


FRANK RUSSELL INVESTMENT COMPANY
909 A Street
Tacoma, Washington 98402

253-627-7001
800-787-7354
Fax: 253-591-3495

www.russell.com                                              36-08-095 (1 07/05)



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ITEM 2. CONTROLS AND PROCEDURES

      (a) Registrant's principal executive officer and principal financial officer have concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

      (b) There were no material changes in Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

      (a) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANK RUSSELL INVESTMENT COMPANY

By:/s/ Greg J. Stark
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       Greg J. Stark
       Principal Executive Officer and Chief Executive Officer

Date:  September 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Greg J. Stark
   -----------------------------------------------------------------------------
        Greg J. Stark
        Principal Executive Officer and Chief Executive Officer

Date: September 26, 2005

By: /s/ Mark E. Swanson
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        Mark E. Swanson
        Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: September 26, 2005